UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Post Office Box 1110

Fort Wayne, IN 46801

(Address of principal executive offices)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania, 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

LVIP American Balanced Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–100.16%
Asset Allocation Fund–19.98%
¯American Funds®–
Capital Income Builder	2,763,611	$155,287,302

		155,287,302

Equity Funds–26.97%
¯American Funds®–
AMCAP Fund	879,750	23,357,359
Mutual Fund	940,778	30,942,186
†American Funds Insurance Series®–
Blue Chip Income & Growth Fund	4,469,795	53,905,731
Growth Fund	430,315	31,417,287
Growth-Income Fund	1,508,033	69,972,719

		209,595,282

Fixed Income Funds–31.78%
¯American Funds®–
Intermediate Bond Fund of America	1,137,650	15,346,894
†American Funds Insurance Series®–
Bond Fund	13,440,811	146,773,657
High-Income Bond Fund	2,677,906	30,635,249
Mortgage Bond Fund	2,985,664	31,021,050
U.S. Government/AAA-Rated Securities Fund	1,908,963	23,193,904

		246,970,754

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–17.33%
†American Funds Insurance Series®–
Global Growth Fund	1,418,869	$39,529,694
Global Small Capitalization Fund	1,629,549	39,598,034
International Fund	2,393,431	47,605,352
New World Fund	326,787	7,947,451

		134,680,531

International Fixed Income Fund–4.03%
†American Funds Insurance Series®–
Global Bond Fund	2,642,205	31,283,713

		31,283,713

Money Market Fund–0.07%
Dreyfus Treasury & Agency Cash Management Fund	540,302	540,302

		540,302

Total Unaffiliated Investment Companies (Cost $706,239,377)		778,357,884

TOTAL VALUE OF SECURITIES–100.16% (Cost $706,239,377)	778,357,884
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,252,534)

NET ASSETS APPLICABLE TO 62,277,357 SHARES OUTSTANDING–100.00%	$777,105,350

¯	Class R6 shares.
†	Class 1 shares.

LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP American Balanced Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds that are open-end funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$710,023,262

Aggregate unrealized appreciation	$76,033,545
Aggregate unrealized depreciation	(7,698,923)

Net unrealized appreciation	$68,334,622

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $1,360,294 and long-term losses of $447,017 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP American Balanced Allocation Fund–2

LVIP American Balanced Allocation Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$778,357,884

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Balanced Allocation Fund–3

LVIP American Income Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.99%
Asset Allocation Fund–22.04%
¯American Funds® –
Capital Income Builder	846,032	$47,538,539

		47,538,539

Equity Funds–20.04%
¯American Funds® –
AMCAP Fund	163,234	4,333,859
Mutual Fund	196,370	6,458,595
†American Funds Insurance Series® –
Blue Chip Income & Growth Fund	888,532	10,715,698
Growth Fund	119,777	8,744,915
Growth-Income Fund	279,817	12,983,493

		43,236,560

Fixed Income Funds–47.79%
¯American Funds® –
Intermediate Bond Fund of America	632,997	8,539,123
†American Funds Insurance Series® –
Bond Fund	5,905,100	64,483,689
High-Income Bond Fund	744,684	8,519,185
Mortgage Bond Fund	1,038,391	10,788,887
U.S. Government/AAA-Rated Securities Fund	885,192	10,755,084

		103,085,968

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Fund–3.06%
†American Funds Insurance Series® –
Global Small Capitalization Fund	272,161	$6,613,508

		6,613,508

International Fixed Income Fund–7.06%
†American Funds Insurance Series® –
Global Bond Fund	1,286,395	15,230,916

		15,230,916

Total Unaffiliated Investment Companies (Cost $205,083,176)		215,705,491

TOTAL VALUE OF SECURITIES–99.99% (Cost $205,083,176)	215,705,491
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	10,899

NET ASSETS APPLICABLE TO 18,306,774 SHARES OUTSTANDING–100.00%	$215,716,390

¯	Class R6 shares.
†	Class 1 shares.

LVIP American Income Allocation Fund–1

LVIP American Income Allocation Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP American Income Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$206,204,880

Aggregate unrealized appreciation	$12,611,250
Aggregate unrealized depreciation	(3,110,639)

Net unrealized appreciation	$9,500,611

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP American Income Allocation Fund–2

LVIP American Income Allocation Fund

Notes (continued)

2. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$215,705,491

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Income Allocation Fund–3

LVIP American Growth Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.95%
Asset Allocation Fund–16.93%
¯American Funds®–
Capital Income Builder	2,244,355	$126,110,314

		126,110,314

Equity Funds–31.85%
¯American Funds®–
AMCAP Fund	840,512	22,315,596
Mutual Fund	1,123,523	36,952,680
†American Funds Insurance Series®–
Blue Chip Income & Growth Fund	6,100,702	73,574,461
Growth Fund	513,873	37,517,834
Growth-Income Fund	1,440,735	66,850,120

		237,210,691

Fixed Income Funds–21.78%
¯ American Funds®–
Intermediate Bond Fund of America	544,103	7,339,945
†American Funds Insurance Series®–
Bond Fund	10,140,952	110,739,194
High-Income Bond Fund	1,918,154	21,943,685
Mortgage Bond Fund	2,139,795	22,232,467

		162,255,291

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–25.38%
†American Funds Insurance Series®–
Global Growth & Income Fund	1,252,542	$14,955,349
Global Growth Fund	1,626,571	45,316,256
Global Small Capitalization Fund	1,556,756	37,829,164
International Fund	3,810,738	75,795,574
New World Fund	624,339	15,183,935

		189,080,278

International Fixed Income Fund–4.01%
†American Funds Insurance Series®–
Global Bond Fund	2,522,585	29,867,407

		29,867,407

Total Unaffiliated Investment Companies (Cost $659,983,357)		744,523,981

TOTAL VALUE OF SECURITIES–99.95% (Cost $659,983,357)	744,523,981
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	355,297

NET ASSETS APPLICABLE TO 58,162,794 SHARES OUTSTANDING–100.00%	$744,879,278

¯	Class R6 shares.
†	Class 1 shares.

LVIP American Growth Allocation Fund–1

LVIP American Growth Allocation Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP American Growth Allocation Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$664,494,666

Aggregate unrealized appreciation	$87,328,231
Aggregate unrealized depreciation	(7,298,916)

Net unrealized appreciation	$80,029,315

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $626,586 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP American Growth Allocation Fund–2

LVIP American Growth Allocation Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$744,523,981

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Growth Allocation Fund–3

LVIP American Global Growth Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.09%
International Equity Fund–100.09%
American Funds Insurance Series®–
Global Growth Fund Class 1	2,467,331	$68,739,843

Total Unaffiliated Investment Company (Cost $52,985,198)		68,739,843

TOTAL VALUE OF SECURITIES–100.09% (Cost $52,985,198)		68,739,843
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)		(60,811)

NET ASSETS APPLICABLE TO 4,256,740 SHARES OUTSTANDING–100.00%		$68,679,032

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Global Growth Fund–1

LVIP American Global Growth Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Global Growth Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Fund’s NAV is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$53,358,195

Aggregate unrealized appreciation	$15,754,645
Aggregate unrealized depreciation	(372,997)

Net unrealized appreciation	$15,381,648

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Global Growth Fund–2

LVIP American Global Growth Fund

Notes (continued)

2. Investments (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Company	$68,739,843

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Global Growth Fund–3

LVIP American Global Small Capitalization Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.09%
International Equity Fund–100.09%
American Funds Insurance Series®– Global Small Capitalization Fund Class 1	2,568,673	$62,418,747

Total Unaffiliated Investment Company (Cost $50,118,189)		62,418,747

TOTAL VALUE OF SECURITIES–100.09% (Cost $50,118,189)		62,418,747
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)		(58,366)

NET ASSETS APPLICABLE TO 4,288,796 SHARES OUTSTANDING–100.00%		$62,360,381

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Global Small Capitalization Fund–1

LVIP American Global Small Capitalization Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP American Global Small Capitalization Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Fund’s NAV is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$50,881,886

Aggregate unrealized appreciation	$12,300,558
Aggregate unrealized depreciation	(763,677)

Net unrealized appreciation	$11,536,881

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Global Small Capitalization Fund–2

LVIP American Global Small Capitalization Fund

Notes (continued)

2. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Company	$62,418,747

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Global Small Capitalization Fund–3

LVIP American Growth Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–
Growth Fund Class 1	3,509,173	$256,204,699

Total Unaffiliated Investment Company (Cost $193,832,621)		256,204,699

TOTAL VALUE OF SECURITIES–100.05% (Cost $193,832,621)		256,204,699
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(137,531)

NET ASSETS APPLICABLE TO 15,208,208 SHARES OUTSTANDING–100.00%		$256,067,168

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Growth Fund–1

LVIP American Growth Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP American Growth Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Fund’s NAV is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$194,667,906

Aggregate unrealized appreciation	$62,372,078
Aggregate unrealized depreciation	(835,285)

Net unrealized appreciation	$61,536,793

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Growth Fund–2

LVIP American Growth Fund

Notes (continued)

2. Investments (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Company	$256,204,699

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Growth Fund–3

LVIP American Growth-Income Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–
Growth-Income Fund Class 1	4,429,355	$205,522,093

Total Unaffiliated Investment Company (Cost $154,468,926)		205,522,093

TOTAL VALUE OF SECURITIES–100.05% (Cost $154,468,926)		205,522,093
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(108,631)

NET ASSETS APPLICABLE TO 12,299,598 SHARES OUTSTANDING–100.00%		$205,413,462

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American Growth-Income Fund–1

LVIP American Growth-Income Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth-Income Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of the Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Fund’s NAV is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of addtional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$154,719,281

Aggregate unrealized appreciation	$51,053,167
Aggregate unrealized depreciation	(250,355)

Net unrealized appreciation	$50,802,812

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Growth-Income Fund–2

LVIP American Growth-Income Fund

Notes (continued)

2. Investments (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Company	$205,522,093

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Growth-Income Fund–3

LVIP American International Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–
International Fund Class 1	6,657,519	$132,418,050

Total Unaffiliated Investment Company (Cost $111,542,898)		132,418,050

TOTAL VALUE OF SECURITIES–100.06% (Cost $111,542,898)		132,418,050
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(74,232)

NET ASSETS APPLICABLE TO 9,699,950 SHARES OUTSTANDING–100.00%		$132,343,818

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

LVIP American International Fund–1

LVIP American International Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American International Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Fund’s NAV is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$112,869,802

Aggregate unrealized appreciation	$20,875,152
Aggregate unrealized depreciation	(1,326,904)

Net unrealized appreciation	$19,548,248

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $5,540 and long-term losses of $16,555 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP American International Fund–2

LVIP American International Fund

Notes (continued)

2. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Company	$132,418,050

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American International Fund–3

LVIP American Preservation Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–1.97%
Money Market Fund–1.97%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	264,530	$2,645,301

Total Affiliated Investment Company (Cost $2,645,301)		2,645,301

UNAFFILIATED INVESTMENT COMPANIES–99.73%
Fixed Income Funds–94.58%
¯American Funds®–
Bond Fund of America	538,602	6,732,523
Intermediate Bond Fund of America	2,478,197	33,430,874
Short-Term Bond Fund of America	4,795,484	47,858,931
†American Funds Insurance Series®–
Bond Fund	739,617	8,076,621
High-Income Bond Fund	582,721	6,666,333
Mortgage Bond Fund	649,466	6,747,952
U.S. Government/AAA-Rated Securities Fund	1,439,757	17,493,052

		127,006,286

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.04%
†American Funds Insurance Series®–
Global Bond Fund	345,129	$4,086,326

		4,086,326

Money Market Fund–2.11%
Dreyfus Treasury & Agency Cash Management Fund	2,826,841	2,826,841

		2,826,841

Total Unaffiliated Investment Companies (Cost $134,643,962)		133,919,453

TOTAL VALUE OF SECURITIES–101.70% (Cost $137,289,263)	136,564,754
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.70%)	(2,277,151)

NET ASSETS APPLICABLE TO 13,601,090 SHARES OUTSTANDING–100.00%	$134,287,603

¯	Class R6 shares.
*	Standard Class shares.
†	Class 1 shares.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP American Preservation Fund (Fund).

Security Valuation–The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$137,570,190

Aggregate unrealized appreciation	$64,021
Aggregate unrealized depreciation	(1,069,457)

Net unrealized depreciation	$(1,005,436)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Notes (continued)

2. Investments (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$136,564,754

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP American Preservation Fund–3

LVIP Baron Growth Opportunites Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.82%
Beverages–1.35%
†Boston Beer Class A	30,600	$7,472,826

		7,472,826

Capital Markets–6.23%
Artisan Partners Asset Management	145,636	7,625,501
Carlyle Group	166,000	4,269,520
Cohen & Steers	200,000	7,062,000
Eaton Vance	90,000	3,494,700
Financial Engines	75,000	4,458,000
Manning & Napier	193,642	3,229,949
Oaktree Capital Group	81,000	4,240,350

		34,380,020

Commercial Services & Supplies–1.58%
†Copart	250,400	7,960,216
†Tetra Tech	30,000	776,700

		8,736,916

Construction Materials–1.83%
†CaesarStone Sdot-Yam	221,648	10,124,881

		10,124,881

Distributor–3.23%
†LKQ	559,000	17,809,740

		17,809,740

Diversified Consumer Services–1.97%
†Bright Horizons Family Solutions	148,500	5,320,755
DeVry	181,856	5,557,519

		10,878,274

Diversified Financial Services–1.74%
Leucadia National	28,000	762,720
†MSCI Class A	220,000	8,857,200

		9,619,920

Electric Utilities–1.44%
ITC Holdings	84,420	7,923,661

		7,923,661

Electrical Equipment–2.70%
†Generac Holdings	350,000	14,924,000

		14,924,000

Energy Equipment & Services–3.79%
CARBO Ceramics	24,000	2,378,640
Core Laboratories	50,500	8,545,105
Helmerich & Payne	87,400	6,026,230
SEACOR Holdings	43,700	3,952,228

		20,902,203

Food & Staples Retailing–2.63%
†Fairway Group Holdings	132,000	3,373,920

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
†United Natural Foods	165,792	$11,144,538

		14,518,458

Food Products–1.55%
†TreeHouse Foods	127,647	8,530,649

		8,530,649

Health Care Equipment & Supplies–2.44%
†Edwards Lifesciences	34,000	2,367,420
†IDEXX Laboratories	66,300	6,606,795
†Neogen	21,700	1,317,624
West Pharmaceutical Services	76,910	3,164,847

		13,456,686

Health Care Providers & Services–2.27%
†Brookdale Senior Living	35,000	920,500
Community Health Systems	280,000	11,620,000

		12,540,500

Hotels, Restaurants & Leisure–10.43%
Choice Hotels International	310,000	13,388,900
†Diamond Resorts International	18,116	340,762
Interval Leisure Group	189,500	4,477,885
†Marriott Vacations Worldwide	11,500	506,000
†Panera Bread Class A	36,000	5,707,080
†Penn National Gaming	156,600	8,669,376
†Pinnacle Entertainment	330,000	8,266,500
Vail Resorts	233,300	16,186,354

		57,542,857

Household Products–0.90%
Church & Dwight	82,800	4,972,140

		4,972,140

Insurance–3.70%
†Arch Capital Group	233,300	12,628,529
Primerica	193,794	7,817,650

		20,446,179

Internet Software & Services–2.76%
†CoStar Group	87,351	14,666,233
†Shutterstock	7,773	565,253

		15,231,486

IT Services–5.28%
Booz Allen Hamilton Holding	447,636	8,648,328
†Gartner	174,900	10,494,000
MAXIMUS	221,600	9,980,864

		29,123,192

Life Sciences Tools & Services–2.36%
†Mettler-Toledo International	38,000	9,123,420
Techne	48,600	3,890,916

		13,014,336

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunites Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–4.46%
†Colfax	166,390	$9,399,371
†Middleby	53,400	11,155,794
†Rexnord	50,429	1,048,923
Valmont Industries	21,800	3,028,238

		24,632,326

Marine–0.24%
Seaspan	54,000	1,321,380

		1,321,380

Media–2.36%
†DreamWorks Animation SKG Class A	116,731	3,322,164
†Manchester United Class A	171,152	2,972,910
Morningstar	85,000	6,737,100

		13,032,174

Oil, Gas & Consumable Fuels–3.05%
†Denbury Resources	70,000	1,288,700
†Halcon Resources	57,893	256,466
MPLX	5,000	182,200
†Oasis Petroleum	11,960	587,595
SM Energy	30,000	2,315,700
Susser Petroleum Partners	150,000	4,518,000
Targa Resources	105,000	7,660,800

		16,809,461

Pharmaceuticals–1.19%
#†CFR Pharmaceuticals ADR 144A	243,336	6,541,650

		6,541,650

Professional Services–0.56%
†Advisory Board	35,000	2,081,800
†IHS Class A	8,700	993,366

		3,075,166

Real Estate Investment Trusts–3.55%
Alexander’s	11,600	3,318,992
Alexandria Real Estate Equities	34,000	2,170,900
American Assets Trust	100,000	3,051,000
American Campus Communities	38,000	1,297,700
Douglas Emmett	272,200	6,388,534
LaSalle Hotel Properties	117,100	3,339,692

		19,566,818

Real Estate Management & Development–0.06%
†Zillow Class A	3,800	320,606

		320,606

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–3.87%
†Genesee & Wyoming Class A	194,400	$18,073,368
Landstar System	58,300	3,263,634

		21,337,002

Software–9.55%
Advent Software	139,821	4,439,317
†ANSYS	126,300	10,927,476
†Benefitfocus	55,294	2,718,253
†Bottomline Technologies	73,700	2,054,756
†Concur Technologies	60,000	6,630,000
FactSet Research Systems	50,900	5,553,190
†Guidewire Software	95,000	4,475,450
Pegasystems	135,000	5,374,350
†RealPage	143,203	3,316,581
†SS&C Technologies Holdings	190,000	7,239,000

		52,728,373

Specialty Retail–2.26%
Dick’s Sporting Goods	233,300	12,453,554

		12,453,554

Textiles, Apparel & Luxury Goods–4.58%
Ralph Lauren	68,000	11,201,640
†Under Armour Class A	177,500	14,102,375

		25,304,015

Trading Companies & Distributors–1.91%
Air Lease	225,000	6,223,500
MSC Industrial Direct Class A	53,400	4,344,090

		10,567,590

Total Common Stock (Cost $258,097,257)		539,839,039

MONEY MARKET FUND–2.56%
Dreyfus Treasury & Agency Cash Management Fund	14,106,230	14,106,230

Total Money Market Fund (Cost $14,106,230)		14,106,230

TOTAL VALUE OF SECURITIES–100.38% (Cost $272,203,487)	553,945,269
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.38%)	(2,072,741)

NET ASSETS APPLICABLE TO 13,183,118 SHARES OUTSTANDING–100.00%	$551,872,528

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunites Fund

Schedule of Investments (continued)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate value of Rule 144A securities was $6,541,650, which represents 1.19% of the Fund’s net assets. See Note 3 in “Notes.”

†	Non-income producing for the period.

ADR–American Depositary Receipt

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Baron Growth Opportunities Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$272,203,487

Aggregate unrealized appreciation	$281,819,930
Aggregate unrealized depreciation	(78,148)

Net unrealized appreciation	$281,741,782

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund

Notes (continued)

2. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock	$533,297,389	$6,541,650	$539,839,039
Money Market Fund	14,106,230	—	14,106,230

Total	$547,403,619	$6,541,650	$553,945,269

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Market Risk

The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

4. Subsequent Event

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Baron Growth Opportunities Fund–5

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–76.45%
Brazil–5.35%
AES Tiete	3,900	$34,895
All America Latina Logistica	26,300	104,426
Arteris	16,057	139,031
Banco Bradesco	70,430	1,103,339
Banco do Brasil	71,800	835,825
BB Seguridade Participacoes	41,200	406,367
BM&FBovespa	114,900	644,929
BR Malls Participacoes	25,400	231,732
BR Properties	9,200	81,236
Bradespar	1,800	16,195
BRF	34,800	848,999
CCR	48,100	379,149
Centrais Eletricas Brasileiras	10,800	30,602
CETIP	13,304	140,465
Cia de Bebidas das Americas	8,600	329,829
Cia de Saneamento Basico do Estadode Sao Paulo	23,700	233,118
Cia de Saneamento de Minas Gerais	4,000	63,313
Cia Energetica de Minas Gerais	4,382	36,854
Cia Hering	11,100	169,132
Cia Paranaense de Energia	1,000	10,197
Cia Siderurgica Nacional	41,300	174,979
Cielo	20,880	565,361
Cosan Class A	10,482	161,108
Cosan Industria e Comercio	6,000	114,651
CPFL Energia	16,200	140,269
†CPFL Energias Renovaveis	4,300	27,162
Cyrela Brazil Realty	15,300	115,701
Duratex	15,600	92,560
EcoRodovias Infraestrutura e Logistica	10,600	72,985
Embraer	40,900	328,484
Energias do Brasil	12,400	67,139
†Eneva	8,015	18,805
†Fibria Celulose	12,900	149,354
Gerdau	7,300	45,454
Grupo BTG Pactual	13,700	171,660
Guararapes Confeccoes	200	8,257
Hypermarcas	26,200	210,423
Itau Unibanco Holding	21,110	286,032
Itausa - Investimentos Itau	42,283	201,275
JBS	56,800	197,850
Localiza Rent a Car	7,630	114,297
Lojas Americanas	7,300	47,430
Lojas Renner	8,500	245,147
M Dias Branco	2,600	120,222
Marcopolo	7,200	20,726
†Marfrig Alimentos	14,100	38,235
Marisa Lojas	2,000	19,176
Metalurgica Gerdau	1,409	10,865
Multiplan Empreendimentos Imobiliarios	6,200	148,461
Multiplus	1,600	18,618

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
Natura Cosmeticos	9,800	$219,984
Odontoprev	16,800	74,210
Oi	5,700	11,419
Petroleo Brasileiro	154,200	1,184,869
Porto Seguro	5,700	71,343
†Qualicorp	11,800	107,336
Raia Drogasil	12,100	98,326
Souza Cruz	21,300	254,777
Sul America	8,857	63,381
Telefonica Brasil	1,700	33,351
Tim Participacoes	43,600	202,626
Totvs	6,800	114,596
Tractebel Energia	7,700	128,200
Transmissora Alianca de Energia Eletrica	5,800	57,312
Ultrapar Participacoes	23,300	572,013
†Usinas Siderurgicas de Minas Gerais	4,900	23,104
Vale	95,800	1,484,785
WEG	15,000	183,955

		14,657,906

☐China–13.99%
AAC Technologies Holdings	42,500	193,766
Agile Property Holdings	62,000	68,426
Agricultural Bank of China	1,434,000	660,842
Air China	118,000	79,970
†Aluminum Corp of China	202,000	74,853
†Angang Steel	84,000	49,950
Anhui Conch Cement	65,500	210,677
Anhui Gujing Distillery Class B	11,300	21,152
Anta Sports Products	58,000	74,796
AviChina Industry & Technology	136,000	69,515
†Baidu ADR	16,199	2,513,761
Bank of China	4,975,000	2,273,406
Bank of Communications	490,000	360,440
Baoxin Auto Group	42,500	39,670
BBMG	42,000	28,169
Beijing Capital International Airport	120,000	78,673
Biostime International Holdings	11,000	83,162
†BOE Technology Group Class B	86,700	21,211
†Byd	30,500	136,386
China BlueChemical	122,000	72,000
China CITIC Bank	408,000	211,892
China Coal Energy	236,000	141,358
China Communications Construction	245,000	193,709
China Communications Services	154,000	90,018
China Construction Bank	5,355,000	4,126,926
†China COSCO Holdings	137,500	68,240
†China Eastern Airlines	94,000	30,788
China Gas Holdings	130,000	141,692
China Hongqiao Group	71,000	42,028

LVIP BlackRock Emerging Markets RPM Fund–1

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
China International Marine Containers Group	29,300	$52,597
China Life Insurance	442,000	1,144,656
China Longyuan Power Group	163,000	169,402
China Merchants Bank	250,082	455,379
China Merchants Property Development Class B	10,900	33,568
China Minsheng Banking	275,500	330,269
China Molybdenum	74,000	28,843
China National Building Material	166,000	159,727
China Oilfield Services	88,000	220,849
China Pacific Insurance Group	133,400	478,883
China Petroleum & Chemical	1,490,000	1,167,960
China Railway Construction	123,500	130,806
China Railway Group	232,000	127,191
China Shenhua Energy	206,500	630,281
†China Shipping Container Lines	266,000	69,767
†China Shipping Development	100,000	52,814
China Southern Airlines	78,000	29,082
China Telecom	764,000	377,267
China Vanke Class B	77,900	141,971
†China Zhongwang Holdings	63,200	19,173
Chongqing Changan Automobile Class B	33,700	51,444
Chongqing Rural Commercial Bank	142,000	68,521
CNOOC	965,000	1,954,961
Country Garden Holdings	242,000	155,759
CSG Holding Class B	38,400	31,006
CSR	106,000	74,082
†Ctrip.com International ADR	7,971	465,746
Datang International Power Generation	170,000	75,048
Dongfang Electric	13,400	19,539
Dongfeng Motor Group	156,000	237,320
ENN Energy Holdings	44,000	244,797
†Evergrande Real Estate Group	303,000	126,883
†FIH Mobile	148,000	91,754
Fosun International	90,500	71,421
Golden Eagle Retail Group	34,000	53,090
Great Wall Motor	56,500	306,923
Greentown China Holdings	52,000	98,303
Guangdong Electric Power Development Class B	44,700	24,772
Guangshen Railway	98,000	51,459
Guangzhou Automobile Group	120,000	130,205
†Guangzhou Baiyunshan Pharmaceutical Holdings	12,000	52,566
Guangzhou R&F Properties	56,800	88,766
Haitong Securities	82,400	123,160
Hengan International Group	40,500	473,940
Huadian Power International	114,000	45,498
Huaneng Power International	182,000	182,219

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
Huaneng Renewables	202,000	$71,460
Huaxin Cement Class B	11,100	14,967
Industrial & Commercial Bank of China	4,549,000	3,179,550
Inner Mongolia Yitai Coal	13,600	24,831
Inner Mongolia Yitai Coal Class B	57,200	114,724
Intime Retail Group	61,500	67,322
Jiangsu Expressway	78,000	92,020
Jiangxi Copper	80,000	158,008
Lenovo Group	422,000	442,298
Longfor Properties	61,500	97,756
†Maanshan Iron & Steel	118,000	28,970
†Metallurgical Corporation of China	160,000	31,147
Mindray Medical International ADR	5,789	225,134
NetEase ADR	4,526	328,633
†New China Life Insurance	30,300	87,011
New Oriental Education & Technology Group ADR	7,435	185,132
People’s Insurance Group of China	252,000	118,443
PetroChina	1,248,000	1,375,135
PICC Property & Casualty	164,000	222,643
Ping An Insurance Group of China	111,500	830,002
†Qihoo 360 Technology ADR	4,394	365,581
Shandong Weigao Group Medical Polymer	112,000	109,952
Shanghai Electric Group	162,000	57,737
Shanghai Fosun Pharmaceutical Group	16,000	27,870
Shanghai Lujiazui Finance & Trade Zone Development Class B	25,700	43,698
Shanghai Pharmaceuticals Holding	35,400	68,065
†Shanghai Zhenhua Heavy Industries Class B	29,000	11,895
Shenzhou International Group Holdings	31,000	100,713
Shui On Land	100,500	32,372
Sihuan Pharmaceutical Holdings Group	93,000	63,796
†Sina	4,220	342,537
Sino-Ocean Land Holdings	180,000	105,882
†Sinopec Shanghai Petrochemical	156,000	58,207
†Sinopec Yizheng Chemical Fibre	108,000	28,703
Sinopharm Group	57,200	143,568
SOHO China	150,500	129,688
†Sohu.com	1,966	154,980
Sun Art Retail Group	202,500	290,591
Tencent Holdings	57,500	3,023,824
Tingyi Cayman Islands Holding	122,000	323,603
Tsingtao Brewery	24,000	182,748
@Uni-President China Holdings	50,000	49,857
Want Want China Holdings	352,000	535,275
Weichai Power	30,000	117,389
Weifu High-Technology Group Class B	3,900	11,015

LVIP BlackRock Emerging Markets RPM Fund–2

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
Wumart Stores	33,000	$58,843
Xinjiang Goldwind Science & Technology	41,600	27,489
Yantai Changyu Pioneer Wine Class B	12,600	43,002
Yanzhou Coal Mining	118,000	115,632
†Youku Tudou ADR	8,223	225,310
Zhaojin Mining Industry	58,500	52,349
Zhejiang Expressway	84,000	77,507
Zhongsheng Group Holdings	25,500	40,187
Zhuzhou CSR Times Electric	25,000	81,465
Zijin Mining Group	374,000	90,144
Zoomlion Heavy Industry Science & Technology	79,800	69,315
†ZTE	48,000	99,320

		38,332,438

Colombia–0.88%
Almacenes Exito	13,301	226,948
Banco de Bogota	5,510	194,830
Bancolombia	11,227	157,970
Celsia	33,273	108,079
Cementos Argos	28,013	146,527
Corp Financiera Colombiana	3,531	72,327
Ecopetrol	262,074	600,421
Empresa de Energia de Bogota	81,711	65,820
Grupo Argos	17,998	212,195
Grupo de Inversiones Suramericana	11,913	237,537
Grupo Nutresa	15,123	215,320
Interconexion Electrica	19,708	97,416
†Isagen	50,532	77,180

		2,412,570

Cyprus–0.02%
Globaltrans Investment GDR	4,648	67,396

		67,396

Czech Republic–0.20%
CEZ	8,485	219,359
Komercni Banka	825	183,574
Telefonica Czech Republic	9,307	147,781

		550,714

Egypt–0.11%
Commercial International Bank Egypt	28,875	159,209
†Global Telecom Holding	144,097	92,121
Telecom Egypt	21,259	41,935

		293,265

Greece–0.31%
†Alpha Bank	660,657	508,033
Hellenic Petroleum	3,767	39,741
†Hellenic Telecommunications Organization	15,026	156,372

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece (continued)
OPAP	12,901	$144,024

		848,170

■Hong Kong–4.20%
ASM Pacific Technology	13,800	140,187
Beijing Enterprises Holdings	26,000	187,994
Beijing Enterprises Water Group	196,000	81,774
Belle International Holdings	278,000	404,199
BOC Hong Kong Holdings	203,500	653,839
†Brilliance China Automotive Holdings	150,000	225,540
China Agri-Industries Holdings	139,100	65,730
China Everbright	44,000	57,461
China Everbright International	131,000	115,904
China Mengniu Dairy	84,000	376,800
China Merchants Holdings International	78,000	284,101
China Mobile	311,500	3,505,023
China Overseas Grand Oceans Group	80,000	97,519
China Overseas Land & Investment	238,000	703,891
China Resources Cement Holdings	82,000	54,546
China Resources Enterprise	66,000	210,026
China Resources Gas Group	66,000	169,012
China Resources Land	122,000	347,651
China Resources Power Holdings	118,000	280,801
China State Construction International Holdings	128,000	206,375
†China Taiping Insurance Holdings	45,400	64,929
China Unicom Hong Kong	250,000	387,919
Chow Tai Fook Jewellery Group	59,600	85,474
CITIC Pacific	86,000	111,658
COSCO Pacific	126,000	192,924
Far East Horizon	106,000	69,951
Franshion Properties China	264,000	87,099
†GCL-Poly Energy Holdings	396,000	114,639
Geely Automobile Holdings	250,000	128,838
Guangdong Investment	144,000	123,854
Haier Electronics Group	70,000	135,759
†Hopson Development Holdings	30,000	35,633
Kingboard Chemical Holdings	34,500	88,830
Kunlun Energy	180,000	252,084
KWG Property Holding	52,000	32,837
Lee & Man Paper Manufacturing	67,000	39,266
Lifestyle International Holdings	27,000	57,456
†Melco Crown Entertainment ADR	12,586	400,612
New World China Land	152,000	76,460
Nine Dragons Paper Holdings	102,000	72,087
Poly Property Group	122,000	73,537
Shanghai Industrial Holdings	22,000	72,959
Shangri-La Asia	80,000	132,533
Shimao Property Holdings	71,500	164,546
Shougang Fushan Resources Group	310,000	104,543
Sino Biopharmaceutical	172,000	116,592

LVIP BlackRock Emerging Markets RPM Fund–3

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Yue Yuen Industrial Holdings	44,000	$122,834

		11,514,226

Hungary–0.20%
MOL Hungarian Oil & Gas	2,401	173,809
OTP Bank	11,816	234,031
Richter Gedeon	7,686	133,835

		541,675

India–1.98%
Axis Bank GDR	19,919	320,668
Dr. Reddy’s Laboratories ADR	11,362	429,370
HDFC Bank ADR	18,629	573,401
ICICI Bank ADR	14,863	453,024
Infosys ADR	14,204	683,354
Larsen & Toubro GDR	21,470	274,142
Mahindra & Mahindra GDR	25,627	336,822
†Ranbaxy Laboratories GDR	28,478	151,218
#Reliance Industries GDR 144A	24,998	655,513
State Bank of India GDR	11,307	586,825
Tata Motors ADR	15,314	407,659
Wipro ADR	53,388	547,761

		5,419,757

Indonesia–1.91%
Adaro Energy	815,500	63,395
Astra Agro Lestari	17,000	28,621
Astra International	1,095,500	610,372
Bank Central Asia	768,500	664,042
Bank Danamon Indonesia	171,000	58,649
Bank Mandiri Persero	617,000	423,685
Bank Negara Indonesia Persero	426,000	149,774
†Bank Pan Indonesia	95,500	5,202
Bank Rakyat Indonesia Persero	690,000	431,636
†Bank Tabungan Pensiunan Nasional	136,500	46,880
Bumi Serpong Damai	430,500	53,338
Charoen Pokphand Indonesia	444,000	130,412
Global Mediacom	264,500	44,067
Gudang Garam	24,500	74,042
Indo Tambangraya Megah	23,000	52,237
Indocement Tunggal Prakarsa	68,500	106,515
Indofood CBP Sukses Makmur	63,000	55,786
Indofood Sukses Makmur	259,500	157,856
Indosat	52,000	18,627
Jasa Marga Persero	105,500	47,398
Kalbe Farma	1,416,500	144,365
†Lippo Karawaci	1,149,500	108,110
Mayora Indah	26,000	71,017
Media Nusantara Citra	236,500	55,186
Perusahaan Gas Negara Persero	605,000	271,822
Semen Indonesia Persero	202,500	227,644
Sinar Mas Multiartha	213,105	74,783
Surya Citra Media	331,000	72,905

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Tambang Batubara Bukit Asam Persero	47,000	$51,769
Telekomunikasi Indonesia Persero	2,807,500	510,077
†Tower Bersama Infrastructure	95,000	47,989
Unilever Indonesia	78,000	203,168
United Tractors	77,500	109,200
Vale Indonesia	139,500	27,146
XL Axiata	128,500	47,194

		5,244,909

Luxembourg–0.01%
O’Key Group GDR	2,545	30,286

		30,286

Malaysia–3.55%
AirAsia	143,500	112,751
AMMB Holdings	157,900	359,431
Astro Malaysia Holdings	70,900	63,547
Axiata Group	289,400	611,334
Batu Kawan	12,100	68,708
British American Tobacco Malaysia	8,400	165,655
Bumi Armada	74,800	89,570
CIMB Group Holdings	267,700	617,145
DiGi.com	210,900	314,612
Felda Global Ventures Holdings	111,400	143,672
Gamuda	109,900	155,083
Genting	119,100	380,233
Genting Malaysia	196,200	254,273
Hong Leong Bank	29,100	124,849
Hong Leong Financial Group	12,600	56,135
†IHH Healthcare	156,100	198,893
IJM	58,300	103,303
IOI	190,800	314,256
KLCC Property Holdings	24,100	47,564
Kuala Lumpur Kepong	43,000	298,281
Lafarge Malaysia	26,900	77,777
Malayan Banking	255,600	771,522
Maxis	150,700	323,745
†MISC	90,200	141,770
MMC	45,300	36,022
Nestle Malaysia	3,700	77,221
Petronas Chemicals Group	158,100	332,443
Petronas Dagangan	26,600	236,771
Petronas Gas	45,900	310,048
PPB Group	35,700	155,871
Public Bank	159,700	869,298
RHB Capital	46,900	108,792
†Sapurakencana Petroleum	207,800	235,419
Sime Darby	149,800	436,996
SP Setia	50,500	51,616
Telekom Malaysia	121,500	195,414
Tenaga Nasional	170,800	473,595

LVIP BlackRock Emerging Markets RPM Fund–4

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
UEM Sunrise	105,100	$82,290
UMW Holdings	23,500	85,247
YTL	272,000	128,575
YTL Power International	195,700	106,940

		9,716,667

Mexico–4.07%
Alfa Class A	179,000	482,730
Alpek	17,877	38,555
America Movil	1,292,300	1,281,489
Arca Continental	16,400	102,112
†Cemex CPO	701,532	787,311
Coca-Cola Femsa	25,500	321,441
Compartamos	96,000	178,806
Controladora Comercial Mexicana	25,900	110,173
El Puerto de Liverpool	11,400	128,723
Fibra Uno Administracion	65,800	182,427
Fomento Economico Mexicano	106,100	1,029,428
Fresnillo	11,388	179,289
Grupo Aeroportuario del Pacifico Class B	19,600	100,325
Grupo Aeroportuario del Sureste Class B	12,000	131,354
Grupo Bimbo Class A	152,800	472,075
Grupo Carso Class A1	31,900	170,302
Grupo Comercial Chedraui	14,200	44,858
Grupo Elektra	3,990	128,986
Grupo Financiero Banorte	136,700	851,771
Grupo Financiero Inbursa	89,500	204,442
Grupo Financiero Santander Mexico Class B ADR	18,304	252,961
Grupo Mexico Class B	232,900	697,303
Grupo Modelo Class C	12,900	119,248
Grupo Sanborns	18,600	38,722
Grupo Televisa CPO	174,900	976,752
†IDEAL Class B1	53,100	120,484
†Industrias CH Class B	12,600	74,631
Industrias Penoles	6,875	201,951
†Infraestructura Energetica Nova	17,300	66,863
†Inmuebles Carso	20,900	19,560
Kimberly-Clark de Mexico Class A	107,400	314,007
Mexichem	51,000	222,359
†Minera Frisco	31,700	82,341
†OHL Mexico	37,300	98,169
†Organizacion Soriana Class B	10,200	32,970
†Promotora y Operadora de Infraestructura	12,700	122,813
Wal-Mart de Mexico Series V	298,200	780,498

		11,148,229

Morocco–0.17%
Attijariwafa Bank	3,951	151,187

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Morocco (continued)
Banque Centrale Populaire	4,895	$111,854
Banque Marocaine du Commerce Exterieur	2,385	59,019
Douja Promotion Groupe Addoha	6,614	37,524
Maroc Telecom	10,485	120,238

		479,822

Peru–0.33%
Alicorp Class C	44,793	143,145
BBVA Banco Continental	8,590	18,414
Cia de Minas Buenaventura ADR	12,442	145,696
Credicorp	3,505	450,252
Intercorp Financial Services	2,044	60,298
†Sociedad Minera Cerro Verde	1,206	29,426
Volcan Cia Minera Class B	148,577	66,686

		913,917

Philippines–1.01%
Aboitiz Equity Ventures	120,840	125,238
Aboitiz Power	106,100	76,949
Alliance Global Group	240,400	130,179
Ayala	10,340	143,953
Ayala Land	318,800	199,680
BDO Unibank	82,550	142,563
†Bloomberry Resorts	141,400	32,631
DMCI Holdings	49,000	51,906
Energy Development	491,400	61,642
Globe Telecom	1,715	63,163
GT Capital Holdings	3,320	57,949
International Container Terminal Services	42,090	93,995
JG Summit Holdings	147,109	130,781
Jollibee Foods	21,770	84,473
LT Group	204,900	84,823
Manila Electric	9,920	65,273
Metro Pacific Investments	556,000	57,656
Metropolitan Bank & Trust	64,132	122,540
Petron	138,800	40,866
Philippine Long Distance Telephone	5,045	344,555
San Miguel	21,640	37,272
SM Investments	17,672	317,458
SM Prime Holdings	431,200	158,680
Universal Robina	52,500	148,741

		2,772,966

Poland–1.21%
Bank Handlowy w Warszawie	1,449	51,403
Bank Pekao	7,141	408,080
Bank Zachodni WBK	1,358	151,210
BRE Bank	716	102,985
Enea	8,060	36,540
†ING Bank Slaski	3,111	111,539
Jastrzebska Spolka Weglowa	2,305	53,992

LVIP BlackRock Emerging Markets RPM Fund–5

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland (continued)
KGHM Polska Miedz	7,606	$300,062
LPP	65	179,986
PGE	41,154	219,171
Polski Koncern Naftowy Orlen	17,582	248,624
Polskie Gornictwo Naftowe i Gazownictwo	96,895	189,922
Powszechna Kasa Oszczednosci Bank Polski	54,357	645,669
Powszechny Zaklad Ubezpieczen	3,083	418,087
Tauron Polska Energia	57,888	88,784
Telekomunikacja Polska	38,101	101,234

		3,307,288

Republic of Korea–12.01%
Amorepacific	169	142,337
AMOREPACIFIC Group	195	71,449
BS Financial Group	9,840	146,958
Celltrion	3,057	133,002
Cheil Industries	2,822	240,731
CJ	843	91,040
CJ CheilJedang	472	121,448
Coway	2,851	158,114
Daelim Industrial	1,595	143,984
†Daewoo Engineering & Construction	15,780	127,574
Daewoo International	2,530	89,199
Daewoo Securities	9,920	90,795
Daewoo Shipbuilding & Marine Engineering	5,180	166,634
Dongbu Insurance	2,730	117,365
Doosan	539	75,701
Doosan Heavy Industries & Construction	2,548	109,355
†Doosan Infracore	5,810	84,854
E-Mart	1,100	247,887
GS Holdings	2,983	156,646
Halla Visteon Climate Control	1,630	61,817
Hana Financial Group	16,805	576,024
Hankook Tire	4,417	252,421
Hanwha	2,970	104,722
Hanwha Chemical	4,980	96,395
Hanwha Life Insurance	13,140	85,030
Hyosung	1,515	101,062
Hyundai Department Store	852	127,756
Hyundai Development	3,470	77,635
Hyundai Engineering & Construction	4,175	239,964
Hyundai Glovis	885	173,377
Hyundai Heavy Industries	2,601	639,191
Hyundai Hysco	1,770	75,832
Hyundai Mipo Dockyard	745	108,750
Hyundai Mobis	4,308	1,146,176
Hyundai Motor	9,248	2,157,970
Hyundai Steel	3,906	300,570

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hyundai Wia	831	$130,924
Industrial Bank of Korea	9,240	102,338
Kangwon Land	6,140	162,803
KB Financial Group	10,450	367,962
KCC	262	110,118
KEPCO Engineering & Construction	430	29,149
Kia Motors	14,712	893,234
Korea Aerospace Industries	4,400	109,767
†Korea Electric Power	15,240	426,530
Korea Gas	1,300	68,881
Korea Investment Holdings	2,190	84,397
Korea Zinc	497	150,362
†Korean Air Lines	1,522	53,572
KT&G	6,738	482,681
Kumho Petro Chemical	810	76,480
LG	6,107	376,313
LG Chem	2,706	773,907
†LG Display	13,750	331,126
LG Electronics	6,538	433,285
LG Household & Health Care	622	315,743
†LG Uplus	13,930	149,759
Lotte Chemical	875	161,586
Lotte Shopping	639	226,206
LS	1,044	75,232
NAVER	1,766	914,911
NCSoft	789	140,352
†NHN Entertainment	690	75,773
OCI	1,245	199,891
Orion	225	199,486
POSCO	3,963	1,174,126
Samsung C&T	7,373	428,007
Samsung Card	1,640	61,056
Samsung Electro-Mechanics	3,202	257,045
Samsung Electronics	6,658	8,470,074
Samsung Engineering	2,076	159,465
Samsung Fire & Marine Insurance	2,217	509,048
Samsung Heavy Industries	9,110	364,341
Samsung Life Insurance	4,621	449,490
Samsung SDI	2,299	400,692
Samsung Securities	3,299	144,396
Samsung Techwin	2,129	120,735
Shinhan Financial Group	23,790	968,082
Shinsegae	365	78,366
SK C&C	908	97,118
SK Holdings	1,488	268,665
†SK Hynix	31,820	896,220
SK Innovation	3,857	524,253
SK Telecom	2,501	511,497
S-Oil	2,355	170,742
Woori Finance Holdings	23,440	272,672

LVIP BlackRock Emerging Markets RPM Fund–6

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Woori Investment & Securities	12,470	$134,467

		32,923,090

Russia–6.18%
Aeroflot - Russian Airlines	11,928	20,004
Alrosa	31,500	34,997
Bashneft	2,485	145,640
E.ON Russia	530,000	40,359
†Federal Grid Unified Energy System	12,310,000	37,513
Gazprom	666,718	2,962,262
†Inter Rao Ues	94,700,000	32,394
Lukoil	45,479	2,880,956
Magnit	3,020	764,435
Magnitogorsk Iron & Steel Works	74,200	18,126
Mail.ru Group GDR	7,699	294,102
MegaFon	4,725	166,846
MMC Norilsk Nickel	4,662	673,247
Mobile Telesystems	55,720	554,187
Moscow Exchange	47,960	91,842
Moscow United Electric Grid	407,900	14,861
†NOMOS-BANK GDR	2,922	40,703
NovaTek	133,130	1,585,974
Novolipetsk Steel	41,100	66,036
†Pharmstandard	633	32,618
Phosagro	900	26,931
Polymetal International	10,444	110,469
Rosneft	70,230	571,274
Rostelecom	66,090	207,222
RusHydro Management	5,522,000	91,808
†Russian Grids	1,364,000	39,916
Sberbank of Russia	621,280	1,873,661
Severstal	9,990	87,049
Sistema JSFC	162,500	171,366
Surgutneftegas	2,160,600	1,892,867
Tatneft	88,950	583,754
TMK	13,497	34,825
†United RUSAL	67,000	20,613
Uralkali	104,650	548,465
VTB Bank	167,570,000	220,338

		16,937,660

South Africa–6.07%
African Rainbow Minerals	9,211	180,689
†Anglo American Platinum	3,477	150,828
AngloGold Ashanti	21,491	285,891
†Aspen Pharmacare Holdings	17,935	469,053
Assore	1,965	85,174
Barclays Africa Group	21,113	309,499
Barloworld	13,193	125,135
Bidvest Group	19,236	481,947
Capitec Bank Holdings	2,959	59,192
Discovery	19,751	159,251

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Exxaro Resources	8,203	$134,165
FirstRand	192,490	641,539
Foschini Group	11,734	121,573
Gold Fields	46,067	210,759
Harmony Gold Mining	20,018	68,678
Impala Platinum Holdings	33,020	407,399
Imperial Holdings	11,164	242,327
Kumba Iron Ore	6,294	290,508
Liberty Holdings	7,299	85,039
Life Healthcare Group Holdings	58,357	207,561
Massmart Holdings	4,664	77,996
Mediclinic International	27,867	205,916
MMI Holdings	90,048	218,628
Mr Price Group	12,206	168,830
MTN Group	112,476	2,194,768
Naspers Class N	24,728	2,287,600
Nedbank Group	11,541	234,934
Netcare	103,106	246,378
Pick n Pay Stores	19,646	81,356
PPC	43,625	131,118
Remgro	30,817	594,966
RMB Holdings	32,908	151,186
RMI Holdings	61,493	163,759
Sanlam	103,194	480,403
Santam	2,090	39,007
Sasol	37,915	1,808,386
Shoprite Holdings	23,873	393,231
Standard Bank Group	74,364	887,146
†Steinhoff International Holdings	111,818	397,609
Tiger Brands	11,431	340,323
Truworths International	27,315	244,714
Tsogo Sun Holdings	15,423	39,165
Vodacom Group	17,252	213,853
Woolworths Holdings	41,474	306,411

		16,623,890

Spain–0.03%
†Cemex Latam Holdings	9,618	75,463

		75,463

Taiwan–8.64%
†Acer	218,000	151,587
Advanced Semiconductor Engineering	307,000	297,001
Asia Cement	132,260	167,390
Asustek Computer	42,000	334,883
†AU Optronics	468,000	174,862
Catcher Technology	43,000	227,613
Cathay Financial Holding	403,558	575,104
Chang Hwa Commercial Bank	386,160	225,311
Cheng Shin Rubber Industry	83,750	219,174
†China Airlines	149,000	55,932
China Development Financial Holding	796,000	229,112

LVIP BlackRock Emerging Markets RPM Fund–7

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
China Steel	749,240	$657,562
Chunghwa Telecom	214,000	681,409
Compal Electronics	222,000	162,279
CTBC Financial Holding	813,757	531,459
Delta Electronics	131,000	636,266
E.Sun Financial Holding	316,300	205,056
†Epistar	48,000	90,874
†Eva Airways	91,000	51,712
†Evergreen Marine Taiwan	88,000	52,087
Far Eastern New Century	201,540	222,244
Far EasTone Telecommunications	93,000	231,754
First Financial Holding	315,240	188,666
Formosa Chemicals & Fibre	340,070	904,477
Formosa Petrochemical	92,000	241,515
Formosa Plastics	341,560	882,212
Foxconn Technology	47,250	122,715
Fubon Financial Holding	519,000	718,450
Hon Hai Precision Industry	626,700	1,608,658
Hotai Motor	31,000	337,673
HTC	49,000	218,780
Hua Nan Financial Holdings	319,200	182,586
†Innolux	407,000	195,555
Largan Precision	6,000	201,912
Lite-On Technology	122,542	208,920
MediaTek	72,000	889,545
Mega Financial Holding	501,000	410,858
MStar Semiconductor	14,000	129,296
Nan Ya Plastics	352,800	742,469
Novatek Microelectronics	31,000	128,432
Pegatron	79,000	112,901
Pou Chen	128,000	149,174
President Chain Store	31,000	223,961
Quanta Computer	137,000	297,182
Shin Kong Financial Holding	556,222	188,279
Siliconware Precision Industries	165,000	193,329
SinoPac Financial Holdings	453,069	208,318
Synnex Technology International	76,000	118,994
Taishin Financial Holding	671,874	310,515
Taiwan Cement	197,000	285,301
Taiwan Cooperative Financial Holding	296,800	163,173
Taiwan Fertilizer	44,000	103,700
Taiwan Glass Industry	84,000	85,328
Taiwan Mobile	96,000	340,573
Taiwan Semiconductor Manufacturing	1,445,000	4,921,425
TPK Holding	14,000	127,141
Uni-President Enterprises	272,300	507,447
United Microelectronics	697,000	298,242
Wistron	131,150	127,214
Yuanta Financial Holding	685,000	351,129
Yulon Motor	26,000	43,543

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Yulon Nissan Motor	1,000	$11,354

		23,661,613

Thailand–2.08%
Advanced Info Service - Foreign	13,100	106,776
Advanced Info Service NVDR	64,400	526,143
Airports of Thailand - Foreign	22,300	134,363
Bangkok Bank	11,000	68,959
Bangkok Bank NVDR	14,000	87,767
Bangkok Dusit Medical Services - Foreign	17,000	68,467
Bank of Ayudhya - Foreign	146,800	177,429
Banpu	62,000	54,499
BEC World - Foreign	50,800	92,150
Berli Jucker	24,400	34,512
Big C Supercenter	12,400	79,410
Big C Supercenter - Foreign	4,300	27,489
BTS Group Holdings - Foreign	81,000	22,655
BTS Group Holdings NVDR	123,400	34,523
Central Pattana - Foreign	71,700	100,841
Charoen Pokphand Foods - Foreign	167,200	128,266
CP ALL - Foreign	75,100	84,618
CP ALL NVDR	201,200	226,874
Glow Energy - Foreign	31,400	65,490
Home Product Center	52,600	20,512
Home Product Center NVDR	70,800	27,690
Indorama Ventures - Foreign	80,500	56,094
IRPC - Foreign	586,900	58,906
Kasikornbank	24,700	138,238
Kasikornbank NVDR	38,600	216,032
Krung Thai Bank - Foreign	178,500	109,548
Land & Houses	78,200	26,999
Land & Houses NVDR	116,700	40,291
Minor International - Foreign	35,900	27,770
Minor International NVDR	44,900	34,774
PTT - Foreign	10,700	108,077
PTT Exploration & Production - Foreign	22,229	116,172
PTT Exploration & Production NVDR	76,900	402,513
PTT Global Chemical	29,300	69,773
PTT Global Chemical NVDR	87,100	207,851
PTT NVDR	50,500	510,715
Robinson Department Store - Foreign	10,100	15,335
Robinson Department Store NVDR	10,200	15,521
Shin	36,000	95,043
Shin - Foreign	2,100	5,538
Siam Cement	7,600	103,697
Siam Cement NVDR	13,600	185,564
Siam City Cement	1,700	21,953
Siam City Cement NVDR	3,500	45,326
Siam Commercial Bank - Foreign	16,200	80,521
Siam Commercial Bank NVDR	77,900	368,807

LVIP BlackRock Emerging Markets RPM Fund–8

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Thai Oil - Foreign	51,200	$94,512
Thai Union Frozen Products - Foreign	30,700	50,046
TMB Bank - Foreign	917,700	75,681
Total Access Communication	12,000	40,739
Total Access Communication - Foreign	300	1,016
Total Access Communication NVDR	31,600	107,280
†True - Foreign	96,900	24,004
†True NVDR	304,200	75,493

		5,699,262

Turkey–1.43%
Akbank	105,175	387,614
Anadolu Efes Biracilik Ve Malt Sanayii	13,407	155,193
Arcelik	11,710	68,198
BIM Birlesik Magazalar	11,669	240,268
Coca-Cola Icecek	4,669	119,042
Emlak Konut Gayrimenkul Yatirim Ortakligi	28,902	39,195
Enka Insaat ve Sanayi	29,590	88,155
Eregli Demir ve Celik Fabrikalari	54,029	68,420
†Finansbank	3,400	4,731
Ford Otomotiv Sanayi	2,676	36,914
Haci Omer Sabanci Holding	48,595	234,817
KOC Holding	44,883	207,236
Koza Altin Isletmeleri	2,997	47,700
Tofas Turk Otomobil Fabrikasi	12,997	79,192
Tupras Turkiye Petrol Rafinerileri	7,662	161,941
Turk Hava Yollari	53,790	205,116
Turk Telekomunikasyon	24,336	84,731
†Turkcell Iletisim Hizmetleri	44,894	263,812
Turkiye Garanti Bankasi	133,220	525,539
Turkiye Halk Bankasi	34,546	253,027
Turkiye Is Bankasi Class C	83,404	220,510
Turkiye Sise ve Cam Fabrikalari	27,241	37,503
Turkiye Vakiflar Bankasi Tao Class D	102,292	233,376
Yapi ve Kredi Bankasi	64,408	143,568

		3,905,798

United Arab Emirates–0.51%
Abu Dhabi Commercial Bank	155,301	213,526
DP World	9,000	145,350
Dragon Oil	14,311	134,838
†Dubai Financial Market	109,564	61,151
Dubai Islamic Bank	50,000	52,138
Emaar Properties	175,229	278,356
First Gulf Bank	41,021	184,938
National Bank of Abu Dhabi	71,263	247,768
Union National Bank	61,399	85,409

		1,403,474

Total Common Stock (Cost $204,207,661)		209,482,451

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–4.85%
iShares India 50	398,564	$8,377,815
iShares MSCI Chile Capped	84,358	4,232,241
iShares MSCI India	30,000	668,700

Total Exchange-Traded Funds (Cost $14,968,525)		13,278,756

ΔPREFERRED STOCK–5.69%
Brazil–4.59%
AES Tiete 13.38%	6,300	62,366
Alpargatas 0.42%	5,330	34,102
Banco Bradesco 0.20%	114,130	1,578,344
Banco do Estado do Rio Grande do Sul 1.04%	8,800	61,187
Bradespar 2.11%	14,200	157,614
†Braskem	9,300	73,811
Centrais Eletricas Brasileiras	16,900	78,160
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.48%	5,600	256,615
Cia de Bebidas das Americas 2.27%	45,500	1,743,178
Cia de Gas de Sao Paulo Class A 2.01%	1,100	28,548
†Cia de Transmissao de Energia Eletrica Paulista	1,900	29,585
Cia Energetica de Minas Gerais 6.39%	30,116	257,500
Cia Energetica de Sao Paulo Class B 3.75%	10,100	106,273
Cia Paranaense de Energia Class B 1.63%	8,400	117,910
Gerdau 0.47%	49,500	368,073
Itau Unibanco Holding 0.54%	143,570	2,032,769
Itausa - Investimentos Itau 0.65%	172,980	703,222
Klabin 3.99%	26,500	138,341
Lojas Americanas 0.38%	23,700	174,625
Marcopolo 1.43%	35,000	104,228
Metalurgica Gerdau 0.37%	21,100	198,405
Oi 7.62%	57,000	109,304
Petroleo Brasileiro 4.27%	254,300	2,113,525
Suzano Papel e Celulose 1.08%	18,300	72,497
Telefonica Brasil 2.88%	14,900	332,448
†Usinas Siderurgicas de Minas Gerais	25,700	122,685
Vale 5.81%	107,100	1,526,548

		12,581,863

Colombia–0.25%
Banco Davivienda 2.18%	5,465	72,379
Bancolombia 2.79%	25,175	361,073
Grupo Argos 1.03%	8,136	95,327
Grupo Aval Acciones y Valores 3.76%	65,853	47,879
Grupo de Inversiones Suramericana 2.52%	5,074	102,340

		678,998

Republic of Korea–0.56%
Amorepacific 1.89%	38	12,024

LVIP BlackRock Emerging Markets RPM Fund–9

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCK (continued)
Republic of Korea (continued)
Hyundai Motor
1.71%	2,224	$233,967
1.74%	1,573	158,084
LG Chem 2.82%	424	55,242
LG Electronics 0.93%	1,600	37,532
LG Household & Health Care 1.91%	184	35,970
Samsung Electronics 0.83%	1,202	979,893
Samsung Fire & Marine Insurance 3.34%	250	27,949

		1,540,661

Russia–0.29%
AK Transneft 0.89%	89	233,075
Bashneft 4.74%	2,295	89,151
†RN Holding	5,300	8,502
Rostelecom 5.70%	8,225	17,995
Sberbank of Russia 4.03%	52,900	121,787
Surgutneftegas 6.02%	426,000	307,301
Tatneft 7.35%	7,000	23,873

		801,684

Total Preferred Stock (Cost $16,153,471)		15,603,206

	Number of Shares	Value (U.S. $)
ΔRIGHT–0.00%
Republic of Korea–0.00%
†Korea Gas	215	$1,953

Total Right (Cost $0)		1,953

MONEY MARKET FUND–11.13%
Dreyfus Treasury & Agency Cash Management Fund	30,486,118	30,486,118

Total Money Market Fund (Cost $30,486,118)		30,486,118

TOTAL VALUE OF SECURITIES–98.12% (Cost $265,815,775)	268,852,484
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.88%	5,156,174

NET ASSETS APPLICABLE TO 27,620,641 SHARES OUTSTANDING–100.00%	$274,008,658

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate value of Rule 144A securities was $655,513, which represents 0.24% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $2,308,320 cash pledged as collateral for futures contracts.
@	Illiquid security. At September 30, 2013, the aggregate value of illiquid securities was $49,857, which represented 0.02% of the Fund’s net assets. See Note 4 in “Notes.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP BlackRock Emerging Markets RPM Fund–10

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(31)	E-mini MSCI Emerging Markets	$(1,792,356)	$(1,523,185)	12/21/13	$269,171

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

CPO–Ordinary Participation Certificate

GDR–Global Depositary Receipt

NVDR–Nonvoting Depositary Receipt

LVIP BlackRock Emerging Markets RPM Fund–11

LVIP BlackRock Emerging Markets RPM Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable insurance Products Trust (LVIP or the Trust) - LVIP BlackRock Emerging Markets RPM Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock Emerging Markets RPM Fund–12

LVIP BlackRock Emerging Markets RPM Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$266,355,196

Aggregate unrealized appreciation	$17,060,051
Aggregate unrealized depreciation	(14,562,763)

Net unrealized appreciation	$2,497,288

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$38,964,518	$170,517,933	$—	$209,482,451
Investment Companies	43,764,874	—	—	43,764,874
Other	13,260,861	2,342,345	1,953	15,605,159

Total	$95,990,253	$172,860,278	$1,953	$268,852,484

Futures Contracts	$269,171	$—	$—	$269,171

As a result of utilizing international fair value pricing at September 30, 2013, the majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Emerging Markets RPM Fund–13

LVIP BlackRock Emerging Markets RPM Fund

Notes (continued)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2013.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP BlackRock Emerging Markets RPM Fund–14

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–89.46%
Aerospace & Defense–5.29%
Honeywell International	75,530	$6,272,011
Northrop Grumman	64,280	6,123,313
Raytheon	116,060	8,944,744
United Technologies	86,140	9,287,615

		30,627,683

Air Freight & Logistics–0.99%
United Parcel Service Class B	62,580	5,717,935

		5,717,935

Auto Components–0.47%
Johnson Controls	66,420	2,756,430

		2,756,430

Beverages–2.22%
Coca-Cola	162,290	6,147,545
Diageo	210,558	6,693,097

		12,840,642

Chemicals–2.81%
Dow Chemical	84,250	3,235,200
duPont (E.I.) deNemours	140,940	8,253,446
Olin	48,100	1,109,667
Praxair	30,470	3,662,799

		16,261,112

Commercial Banks–7.71%
Fifth Third Bancorp	306,540	5,529,982
M&T Bank	11,980	1,340,802
SunTrust Banks	235,490	7,634,586
Toronto-Dominion Bank	60,780	5,472,295
U.S. Bancorp	218,980	8,010,288
Wells Fargo	403,190	16,659,811

		44,647,764

Consumer Finance–1.22%
American Express	93,320	7,047,526

		7,047,526

Containers & Packaging–1.34%
International Paper	87,920	3,938,816
MeadWestvaco	99,050	3,801,539

		7,740,355

Diversified Financial Services–4.01%
Citigroup	133,870	6,494,034
JPMorgan Chase	324,070	16,751,178

		23,245,212

Diversified Telecommunication Services–3.72%
AT&T	184,260	6,231,673
BCE	38,780	1,655,906
Motorola Solutions	68,570	4,071,684

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	205,710	$9,598,429

		21,557,692

Electric Utilities–2.26%
Duke Energy	33,120	2,211,754
Edison International	46,160	2,126,130
ITC Holdings	14,780	1,387,251
NextEra Energy	65,700	5,266,512
Northeast Utilities	51,520	2,125,200

		13,116,847

Electrical Equipment–0.36%
Rockwell Automation	19,760	2,113,134

		2,113,134

Energy Equipment & Services–0.53%
Schlumberger	34,850	3,079,346

		3,079,346

Food & Staples Retailing–0.52%
Wal-Mart Stores	41,120	3,041,235

		3,041,235

Food Products–3.11%
General Mills	95,680	4,584,986
Kraft Foods Group	49,936	2,618,644
Mondelez International Class A	171,110	5,376,276
Unilever	144,550	5,452,426

		18,032,332

Health Care Equipment & Supplies–0.29%
Abbott Laboratories	50,660	1,681,405

		1,681,405

Health Care Providers & Services–0.45%
Quest Diagnostics	42,050	2,598,270

		2,598,270

Hotels, Restaurants & Leisure–1.35%
McDonald’s	81,270	7,818,987

		7,818,987

Household Products–1.85%
Kimberly-Clark	46,400	4,371,808
Procter & Gamble	84,290	6,371,481

		10,743,289

Industrial Conglomerates–3.12%
3M	44,330	5,293,445
General Electric	534,440	12,767,772

		18,061,217

Insurance–5.33%
ACE	90,670	8,483,085
Chubb	48,800	4,355,888

LVIP BlackRock Equity Dividend RPM Fund–1

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
MetLife	50,120	$2,353,134
Prudential Financial	122,120	9,522,918
Travelers	72,520	6,147,520

		30,862,545

IT Services–1.79%
Automatic Data Processing	22,100	1,599,598
International Business Machines	47,420	8,781,236

		10,380,834

Leisure Equipment & Products–0.56%
Mattel	77,430	3,241,220

		3,241,220

Machinery–1.43%
Deere	101,570	8,266,782

		8,266,782

Media–2.66%
Comcast Special Class A	291,190	12,628,910
Disney (Walt)	43,370	2,796,931

		15,425,841

Metals & Mining–2.14%
BHP Billiton	254,251	8,460,526
Newmont Mining	89,910	2,526,471
Southern Copper	51,130	1,392,781

		12,379,778

Multi-Utilities–2.35%
Dominion Resources	87,810	5,486,369
Public Service Enterprise Group	99,810	3,286,743
Sempra Energy	31,280	2,677,568
Wisconsin Energy	53,140	2,145,793

		13,596,473

Oil, Gas & Consumable Fuels–11.73%
Chevron	137,190	16,668,585
ConocoPhillips	43,280	3,008,393
Enbridge	164,770	6,881,613
Exxon Mobil	121,150	10,423,746
Kinder Morgan	103,330	3,675,448
Marathon Oil	127,600	4,450,688
Marathon Petroleum	60,010	3,859,843
Occidental Petroleum	60,370	5,647,010
Phillips 66	28,110	1,625,320
Royal Dutch Shell Class A	41,065	1,353,730
Spectra Energy	72,190	2,471,064
Total ADR	136,480	7,904,922

		67,970,362

Pharmaceuticals–7.35%
AbbVie	50,660	2,266,022

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb	189,420	$8,766,358
Johnson & Johnson	102,970	8,926,469
Merck	216,820	10,322,800
Pfizer	428,500	12,302,235

		42,583,884

Real Estate Investment Trusts–0.72%
American Tower	26,120	1,936,276
Weyerhaeuser	79,110	2,264,919

		4,201,195

Road & Rail–0.82%
Union Pacific	30,470	4,733,210

		4,733,210

Semiconductors & Semiconductor Equipment–0.85%
Intel	214,880	4,925,050

		4,925,050

Software–1.32%
Microsoft	229,370	7,640,315

		7,640,315

Specialty Retail–2.16%
Home Depot	165,040	12,518,284

		12,518,284

Textiles, Apparel & Luxury Goods–1.14%
VF	33,141	6,596,716

		6,596,716

Tobacco–2.88%
Altria Group	83,670	2,874,065
Lorillard	99,130	4,439,041
Philip Morris International	108,620	9,405,406

		16,718,512

Water Utilities–0.61%
American Water Works	85,630	3,534,806

		3,534,806

Total Common Stock (Cost $457,929,910)		518,304,220

MONEY MARKET FUND–10.63%
Dreyfus Treasury & Agency Cash
Management Fund	61,587,921	61,587,921

Total Money Market Fund (Cost $61,587,921)		61,587,921

LVIP BlackRock Equity Dividend RPM Fund–2

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.09% (Cost $519,517,831)	$579,892,141
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(508,210)

NET ASSETS APPLICABLE TO 35,543,332 SHARES OUTSTANDING–100.00%	$579,383,931

«	Includes $1,239,000 cash pledged as collateral for futures contracts as of September 30, 2013.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD	124,000	USD	(120,290)	10/2/13	$87
MNB	EUR	(12,000)	USD	16,250	10/1/13	16
MNB	GBP	49,384	USD	(79,961)	10/3/13	(16)

						$87

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(354)	E-mini S&P 500 Index	$(29,913,158)	$(29,635,110)	12/21/13	$278,048

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

CAD–Canadian Dollar

EUR–European Monetary Unit

GBP–British Pound Sterling

MNB–Mellon National Bank

USD–United States Dollar

LVIP BlackRock Equity Dividend RPM Fund–3

LVIP BlackRock Equity Dividend RPM Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP BlackRock Equity Dividend RPM Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quatations are not available. Futures contacts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock Equity Dividend RPM Fund–4

LVIP BlackRock Equity Dividend RPM Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$520,313,569

Aggregate unrealized appreciation	$65,948,369
Aggregate unrealized depreciation	(6,369,797)

Net unrealized appreciation	$59,578,572

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012 will expire as follows; $36,214,077 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock.	$501,796,867	$16,507,353	$518,304,220
Money Market Fund	61,587,921	—	61,587,921

Total	$563,384,788	$16,507,353	$579,892,141

Foreign Currency Exchange Contracts	$—	$87	$87

Futures Contracts	$278,048	$—	$278,048

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP BlackRock Equity Dividend RPM Fund–5

LVIP BlackRock Equity Dividend RPM Fund

Notes (continued)

3. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addtion, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledge U.S. government securities to a broker, equal to the minimum “intial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures ontracts and the underlying securities and the possiblility of an illiquid secondary market for these instruments. When investing in futures, there is a reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP BlackRock Equity Dividend RPM Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (unaudited)

September 30, 2013

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–14.08%
Fannie Mae S.F. 30 yr
3.50% 2/1/42	14,051,193	$14,314,257
3.50% 8/1/42	28,844,910	29,395,738
3.50% 10/1/42	24,969,668	25,438,159
3.50% 11/1/42	9,862,227	10,047,470
Freddie Mac S.F. 30 yr 3.50% 4/1/43	77,915,336	79,143,812

Total Agency Mortgage-Backed Securities (Cost $157,161,707)		158,339,436

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.22%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 144A 2.959% 12/10/30	1,014,000	963,275
Banc of America Merrill Lynch Commercial Mortgage
Series 2004-1 A4 4.76% 11/10/39	619,647	621,902
•Series 2005-5 A4 5.115% 10/10/45	789,000	843,625
•Series 2005-5 AM 5.176% 10/10/45	601,000	647,257
#BB-UBS Trust Series 2012-SHOW A 144A 3.43% 11/5/36	930,000	871,146
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	1,944,188	1,982,160
Series 2005-GG4 A4 4.761% 7/10/39	451,000	471,479
Series 2005-GG4 A4A 4.751% 7/10/39	2,339,000	2,442,227
Greenwich Capital Commercial Funding Series 2005-GG3 A3 4.569% 8/10/42	88,799	88,722
•Series 2005-GG3 A4 4.799% 8/10/42	564,000	583,171
#GS Mortgage Securities Trust Series 2012-ALOH A 144A 3.551% 4/10/34	883,000	874,410
#•Irvine Core Office Trust Series 2013-IRV A2 144A 3.279% 5/15/48	798,000	755,521
LB-UBS Commercial Mortgage Trust
•Series 2004-C4 A4 5.71% 6/15/29	714,000	725,392
•Series 2005-C5 AM 5.017% 9/15/40	751,000	801,340
•Series 2005-C7 AM 5.263% 11/15/40	667,000	718,798

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46	357,000	$337,630

Total Commercial Mortgage-Backed Securities (Cost $14,173,609)		13,728,055

CORPORATE BONDS–0.20%
Consumer Finance–0.04%
Caterpillar Financial Services 1.125% 12/15/14	488,000	492,646

		492,646

Diversified Telecommunication Services–0.03%
AT&T 5.10% 9/15/14	289,000	301,473

		301,473

Electric Utilities–0.03%
Pacific Gas & Electric 6.25% 12/1/13	376,000	379,359

		379,359

Media–0.02%
DIRECTV Holdings 4.75% 10/1/14	233,000	242,217

		242,217

Oil, Gas & Consumable Fuels–0.03%
ConocoPhillips 4.75% 2/1/14	307,000	311,381

		311,381

Pharmaceuticals–0.05%
Sanofi 1.20% 9/30/14	507,000	511,682

		511,682

Total Corporate Bonds (Cost $2,238,449)		2,238,758

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.38%
ABN Amro Mortgage
Series 2003-4 A4 5.50% 3/25/33	210,383	217,333
Series 2003-6 1A4 5.50% 5/25/33	369,078	381,122
Banc of America Mortgage Trust Series 2004-7 7A1 5.00% 8/25/19	196,572	201,000
♦Cendant Mortgage Capital CDMC Mortgage Pass Through Series 2003-6 A3 5.25% 7/25/33	532,431	549,719
CHL Mortgage Pass Through Trust
♦Series 2003-35 1A3 5.00% 9/25/18	178,221	183,374

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CHL Mortgage Pass Through Trust (continued)
♦Series 2004-5 2A4 5.50% 5/25/34		279,931	$289,740
MASTR Asset Securitization Trust
Series 2003-10 3A1 5.50% 11/25/33		375,124	393,567
•PHHMC Trust Series 2007-6 A1 5.648% 12/18/37		355,412	367,112
•Sequoia Mortgage Trust Series 2011-1 A1 4.125% 2/25/41		107,864	107,889
♦WaMu Mortgage Pass Through Certificates Series 2003-S11 3A5 5.95% 11/25/33		498,595	525,019
Wells Fargo Mortgage Backed Securities Trust
Series 2003-17 1A14 5.25% 1/25/34		318,070	333,610
Series 2004-1 A10 5.50% 2/25/34		559,002	585,878
Series 2007-3 3A1 5.50% 4/25/22		179,728	185,245

Total Non-Agency Collarterized Mortgage Obligations (Cost $4,349,859)			4,320,608

SOVEREIGN BONDS–19.12%
Canada–0.15%
Canadian Government Inflation Linked Bond 1.50% 12/1/44	CAD	1,597,320	1,689,758

			1,689,758

France–5.97%
France Government Bond O.A.T. 0.25% 11/25/15	EUR	49,775,000	67,169,696

			67,169,696

Germany–9.97%
Bundesschatzanweisungen 0.25% 9/11/15	EUR	82,775,000	112,153,491

			112,153,491

Italy–2.94%
Italy Buoni Poliennali Del Tesoro Inflation Linked 2.10% 9/15/16	EUR	23,969,199	33,096,991

			33,096,991

	Principal Amount°		Value (U.S. $)
SOVEREIGN BONDS (continued)
Japan–0.09%
Japanese Government CPI Linked Bond 1.10% 12/10/16	JPY	84,560,400	$942,802

			942,802

Total Sovereign Bonds (Cost $213,211,491)			215,052,738

U.S. TREASURY OBLIGATIONS–52.79%
U.S. Treasury Inflation Index Bonds
0.625% 2/15/43		41,376,806	34,025,968
0.75% 2/15/42		12,346,864	10,598,523
1.75% 1/15/28		27,055,331	30,348,478
2.00% 1/15/26		15,876,568	18,346,120
2.125% 2/15/40		17,930,673	21,263,250
2.125% 2/15/41		8,318,475	9,878,838
2.375% 1/15/25		16,988,024	20,304,664
2.375% 1/15/27		22,780,262	27,455,546
2.50% 1/15/29		20,000,997	24,620,767
3.375% 4/15/32		2,556,915	3,586,372
3.625% 4/15/28		8,529,425	11,810,926
3.875% 4/15/29		10,228,624	14,686,862
U.S. Treasury Inflation Index Notes
¥0.125% 4/15/16		66,385,050	68,170,367
0.125% 4/15/17		4,914,805	5,071,272
0.125% 4/15/18		57,128,858	58,887,341
0.125% 1/15/22		6,817,817	6,739,521
0.125% 7/15/22		17,243,205	17,002,749
0.125% 1/15/23		24,412,958	23,771,166
0.375% 7/15/23		46,078,062	45,883,659
¥0.625% 7/15/21		19,881,199	20,717,601
1.125% 1/15/21		37,770,388	40,707,905
1.25% 7/15/20		24,632,547	26,979,363
1.375% 1/15/20		26,394,340	28,982,226
1.625% 1/15/18		1,800,790	1,980,517
1.875% 7/15/15		459,243	485,165
1.875% 7/15/19		5,402,320	6,125,513
2.00% 1/15/16		4,125,645	4,415,084
2.125% 1/15/19		4,591,185	5,215,301
2.375% 1/15/17		339,394	376,687
2.50% 7/15/16		4,780,600	5,278,829

Total U.S. Treasury Obligations (Cost $612,347,728)			593,716,580

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET FUNDS–11.74%
BlackRock Liquidity Fund	62,332,747	$62,332,747
Dreyfus Treasury & Agency Cash Management Fund	69,690,135	69,690,135

Total Money Market Funds (Cost $132,022,882)		132,022,882

TOTAL VALUE OF SECURITIES–99.53% (Cost $1,135,505,725)	$1,119,419,057
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	5,333,698

NET ASSETS APPLICABLE TO 108,394,208 SHARES OUTSTANDING–100.00%	$1,124,752,755

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate value of Rule 144A securities was $3,464,352, which represents 0.31% of the Fund’s net assets. See Note 4 in “Notes.”
•	Variable rate security. The rate shown is the rate as of September 30, 2013. Interest rates reset periodically.
«	Includes $2,909,630 cash and $997,665 foreign currencies pledged as collateral for futures contracts as of September 30, 2013.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	AUD	7,116,132	NOK	(38,099,000)	10/15/13	$300,123
BP	EUR	(1,100,000)	USD	1,483,540	10/24/13	(4,688)
CITI	CAD	3,392,000	USD	(3,294,073)	10/22/13	(2,841)
DB	GBP	(4,100,000)	AUD	7,142,434	11/29/13	2,994
DB	CHF	(12,515,087)	EUR	10,084,663	10/15/13	(196,160)
DB	CAD	(1,657,000)	USD	1,604,115	10/22/13	(3,659)
DB	JPY	(1,031,462,748)	USD	10,494,492	10/15/13	(1,113)
DB	JPY	315,320,320	USD	(3,200,000)	10/17/13	8,569
JPMC	EUR	(131,507,000)	USD	177,375,589	10/24/13	(544,859)
MNB	AUD	(14,123,517)	NOK	76,211,287	10/15/13	(496,688)
MNB	CAD	(3,199,000)	USD	3,074,161	10/22/13	(29,805)
UBS	EUR	(41,844,000)	USD	56,565,639	10/24/13	(46,580)

						$(1,014,707)

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(38)	Canada 10 yr Bond	$(4,672,955)	$(4,782,603)	1/1/14	$(109,648)
(1,247)	Euro-Schatz	(186,117,226)	(186,245,236)	12/11/13	(128,010)
(54)	Long Gilt	(9,500,902)	(9,644,240)	1/1/14	(143,338)
846	U.S. Treasury 10 yr Notes	104,912,529	106,926,468	1/1/14	2,013,939
(13)	U.S. Treasury 2 yr Notes	(2,856,565)	(2,863,453)	1/7/14	(6,888)
(2,191)	U.S. Treasury 5 yr Notes	(264,013,806)	(265,213,703)	1/7/14	(1,199,897)
(382)	U.S. Treasury Long Bonds	(49,961,490)	(50,949,250)	1/1/14	(987,760)
(223)	U.S. Ultra Bond	(31,174,549)	(31,686,906)	1/1/14	(512,357)

		$(443,384,964)			$(1,073,959)

Index Swap Contract

Total Return Swap Contract

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$450,417,235	10/25/13	Agreement with Barclays to receive the notional amount based on the index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.53%.	$580,137	*

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
*	Swap contract was fair valued at September 30, 2013.

Summary of Abbreviations:

AUD–Australian Dollar

BCLY–Barclays Bank

BP–Banque Paribas

CAD–Canadian Dollar

CHF–Swiss Franc

CITI–Citigroup Global Markets

DB–Deutsche Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MNB–Mellon National Bank

NOK–Norwegian Krone

O.A.T.–Obligations Assimilables du Tresor

S.F.–Single Family

yr–Year

UBS–United Bank of Switzerland

USD–United States Dollar

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP BlackRock Inflation Protected Bond Fund (Fund).

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage- backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,148,055,789

Aggregate unrealized appreciation	$4,783,541
Aggregate unrealized depreciation	(33,420,273)

Net unrealized depreciation	$(28,636,732)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$176,388,099	$—	176,388,099
Corporate Debt	—	2,238,758	—	2,238,758
Sovereign Bonds	—	215,052,738	—	215,052,738
U.S. Treasury Obligations	—	593,716,580	—	593,716,580
Money Market Funds	132,022,882	—	—	132,022,882

Total	$132,022,882	$987,396,175	$—	$1,119,419,057

Foreign Currency Exchange Contracts	$—	$(1,014,707)	$—	$(1,014,707)

Futures Contracts	$(1,073,959)	$—	$—	$(1,073,959)

Index Swap Contract	$—	$—	$580,137	$580,137

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

3. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund enters into index swap contracts in the normal course of pursuing its investment objective and strategies. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

Index Swaps–Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

4. Credit and Market Risk (continued)

and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of September 30, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP BlackRock Inflation Protected Bond Fund–8

LVIP Capital Growth Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–100.02%
Aerospace & Defense–1.93%
Precision Castparts	13,890	$3,156,364
Safran ADR	82,280	5,058,574

		8,214,938

Automobiles–1.64%
Harley-Davidson	108,620	6,977,749

		6,977,749

Beverages–3.11%
Anheuser-Busch InBev ADR	56,150	5,570,080
Diageo ADR	31,640	4,020,811
†Monster Beverage	69,095	3,610,214

		13,201,105

Biotechnology–6.42%
†Biogen Idec	30,380	7,314,289
†Gilead Sciences	190,860	11,993,642
†Regeneron Pharmaceuticals	17,545	5,489,304
†Vertex Pharmaceuticals	32,460	2,461,117

		27,258,352

Capital Markets–1.18%
BlackRock	18,470	4,998,351

		4,998,351

Chemicals–3.17%
Monsanto	80,590	8,411,178
Sherwin-Williams	27,660	5,039,099

		13,450,277

Communications Equipment–1.92%
Cisco Systems	161,590	3,784,438
†Juniper Networks	220,055	4,370,292

		8,154,730

Computers & Peripherals–1.56%
Apple	13,860	6,607,755

		6,607,755

Consumer Finance–1.09%
American Express	61,170	4,619,558

		4,619,558

Diversified Financial Services–1.94%
†IntercontinentalExchange	21,870	3,967,655
JPMorgan Chase	82,570	4,268,043

		8,235,698

Electrical Equipment–2.42%
AMETEK	114,495	5,269,060
Eaton	72,770	5,009,487

		10,278,547

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.27%
CVS Caremark	95,175	$5,401,181

		5,401,181

Food Products–3.28%
†Green Mountain Coffee Roasters	98,915	7,451,267
Mead Johnson Nutrition	30,865	2,292,035
Mondelez International Class A	133,470	4,193,627

		13,936,929

Health Care Equipment & Supplies–2.57%
Covidien	75,345	4,591,524
†Hologic	108,360	2,237,634
†Intuitive Surgical	10,855	4,084,411

		10,913,569

Hotels, Restaurants & Leisure–6.24%
†Chipotle Mexican Grill	6,105	2,617,214
Dunkin’ Brands Group	144,115	6,522,645
Starwood Hotels & Resorts Worldwide	79,540	5,285,433
Wyndham Worldwide	65,380	3,986,219
Wynn Resorts	33,250	5,253,833
Yum Brands	39,435	2,815,265

		26,480,609

Household Durables–3.10%
D.R.Horton	337,765	6,562,774
Lennar Class A	186,355	6,596,967

		13,159,741

Internet & Catalog Retail–2.10%
†Amazon.com	3,600	1,125,504
†priceline.com	7,695	7,779,260

		8,904,764

Internet Software & Services–9.57%
†eBay	186,270	10,392,003
†Facebook Class A	210,770	10,589,085
†Google Class A	17,365	15,210,175
†LinkedIn Class A	18,000	4,429,080

		40,620,343

IT Services–6.65%
†Alliance Data Systems	30,205	6,387,451
†Cognizant Technology Solutions Class A	97,650	8,019,018
MasterCard Class A	11,395	7,666,328
Visa Class A	32,240	6,161,064

		28,233,861

Machinery–1.05%
Cummins	33,430	4,441,844

		4,441,844

Media–7.20%
Comcast Class A	128,030	5,780,555

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Disney (Walt)	110,290	$7,112,602
Sirius XM Radio	1,559,790	6,036,387
Time Warner	90,290	5,941,985
Twenty-First Century Fox Class A	169,600	5,681,600

		30,553,129

Multiline Retail–1.91%
†Dollar General	71,340	4,027,856
Family Dollar Stores	56,500	4,069,130

		8,096,986

Oil, Gas & Consumable Fuels–1.86%
Anadarko Petroleum	46,530	4,326,825
†Cobalt International Energy	144,010	3,580,089

		7,906,914

Pharmaceuticals–2.77%
Allergan	50,030	4,525,214
Bristol-Myers Squibb	156,235	7,230,556

		11,755,770

Professional Services–2.18%
†IHS Class A	47,094	5,377,193
Nielsen Holdings	106,560	3,884,112

		9,261,305

Real Estate Investment Trusts–0.79%
American Tower	45,320	3,359,572

		3,359,572

Road & Rail–2.96%
†Hertz Global Holdings	197,640	4,379,702
Hunt (J.B.) Transport Services	59,675	4,352,098
Kansas City Southern	35,275	3,857,674

		12,589,474

Semiconductors & Semiconductor Equipment–1.37%
Altera	156,925	5,831,333

		5,831,333

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–6.66%
†Citrix Systems	88,967	$6,281,960
Intuit	48,270	3,200,784
Oracle	196,450	6,516,247
†salesforce.com	98,105	5,092,631
†ServiceNow	68,675	3,567,666
†Splunk	60,450	3,629,418

		28,288,706

Specialty Retail–5.64%
†AutoZone	17,545	7,416,798
Home Depot	74,750	5,669,788
Lowe’s	227,730	10,842,225

		23,928,811

Textiles, Apparel & Luxury Goods–4.32%
†lululemon athletica	97,810	7,148,933
†Michael Kors Holdings	53,905	4,017,001
PVH	33,070	3,925,078
Ralph Lauren	19,820	3,264,949

		18,355,961

Trading Companies & Distributors–0.15%
Grainger (W.W.)	2,370	620,253

		620,253

Total Common Stock (Cost $304,281,457)		424,638,115

MONEY MARKET FUND–0.93%
Dreyfus Treasury & Agency Cash Management Fund	3,945,797	3,945,797

Total Money Market Fund (Cost $3,945,797)		3,945,797

TOTAL VALUE OF SECURITIES–100.95% (Cost $308,227,254)	428,583,912
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.95%)	(4,015,098)

NET ASSETS APPLICABLE TO 12,488,640 SHARES OUTSTANDING–100.00%	$424,568,814

† Non-income producing for the period.

ADR–American Depositary Receipt

LVIP Capital Growth Fund–2

LVIP Capital Growth Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Capital Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP Capital Growth Fund–3

LVIP Capital Growth Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$309,261,391

Aggregate unrealized appreciation	$123,366,967
Aggregate unrealized depreciation	(4,044,446)

Net unrealized appreciation	$119,322,521

For federal income tax purposes at December 31, 2012, capital loss carryforwards of $46,857,151 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $6,033,506 expires in 2016 and $40,823,645 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Common Stock	$424,638,115
Money Market Fund	3,945,797

Total	$428,583,912

There were no Level 3 investments at the beginning or the end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Capital Growth Fund–4

LVIP Clarion Global Real EstateFund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.17%
Australia–7.05%
Dexus Property Group	3,601,662	$3,371,856
Federation Centres	1,337,656	2,853,126
Goodman Group	1,247,085	5,683,262
†@=GPT Group In-Specie	4,536,115	0
Investa Office Fund	315,544	867,940
Mirvac Group	3,720,361	6,048,798
Stockland	345,900	1,250,451
Westfield Group	564,604	5,802,689
Westfield Retail Trust	1,894,640	5,252,647

		31,130,769

Canada–2.04%
Boardwalk Real Estate Investment Trust	38,700	2,164,465
Calloway Real Estate Investment Trust	71,200	1,683,142
Canadian Real Estate Investment Trust	21,200	835,198
RioCan REIT	184,400	4,350,197

		9,033,002

☐China–0.36%
Country Garden Holdings	2,489,000	1,602,001

		1,602,001

France–5.70%
Fonciere Des Regions	16,703	1,385,124
Gecina	7,300	933,587
ICADE	29,811	2,721,640
Klepierre	115,920	5,027,275
Mercialys	44,580	893,192
SILIC	1	112
Unibail-Rodamco	57,314	14,218,957

		25,179,887

Germany–0.49%
†LEG Immobilien	37,600	2,159,974

		2,159,974

■Hong Kong–7.59%
China Overseas Land & Investment	826,500	2,444,395
Hongkong Land Holdings	776,000	5,113,301
Link REIT	1,097,000	5,363,344
New World Development	2,638,800	3,965,824
Sino Land	1,173,500	1,728,889
Sun Hung Kai Properties	322,700	4,392,202
Swire Properties	588,000	1,651,036
Wharf Holdings	1,024,900	8,880,568

		33,539,559

Japan–17.27%
Activia Properties	225	1,952,153
Hulic	168,300	2,530,425
Japan Real Estate Investment	633	7,381,075
Japan Retail Fund Investment	3,346	6,890,173

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kenedix Realty Investment	334	$1,643,003
Mitsubishi Estate	632,900	18,758,348
Mitsui Fudosan	505,100	17,058,650
Nippon Building Fund	149	1,848,916
Nippon Prologis REIT	110	1,102,388
Sumitomo Realty & Development	247,200	11,783,351
Tokyo Tatemono	271,000	2,491,899
United Urban Investment	1,878	2,865,562

		76,305,943

Netherlands–0.74%
Corio	20,740	893,429
Eurocommercial Properties CVA	58,109	2,352,543

		3,245,972

Singapore–3.55%
Ascendas Real Estate Investment Trust	731,500	1,331,010
CapitaCommercial Trust	3,127,000	3,610,437
CapitaLand	532,700	1,313,576
CapitaMall Trust	315,200	492,497
CapitaMalls Asia	1,300,100	2,028,255
Global Logistic Properties	2,373,000	5,462,884
†Mapletree Greater China Commercial Trust	2,031,100	1,449,589

		15,688,248

Sweden–0.75%
Castellum	156,241	2,233,206
Hufvudstaden Class A	83,502	1,062,578

		3,295,784

Switzerland–0.60%
†PSP Swiss Property	30,669	2,663,434

		2,663,434

United Kingdom–6.04%
British Land	440,838	4,118,185
Derwent London	115,835	4,440,733
Great Portland Estates	455,527	3,973,389
Hammerson	545,700	4,424,031
Land Securities Group	602,314	8,952,952
Safestore Holdings	368,133	798,600

		26,707,890

United States–45.99%
†American Homes 4 Rent Class A	52,400	846,260
AvalonBay Communities	55,865	7,099,883
BioMed Realty Trust	160,000	2,974,400
Boston Properties	93,090	9,951,321
Brandywine Realty Trust	166,500	2,194,470
BRE Properties	77,100	3,913,596
CommonWealth REIT	52,700	1,154,657
DDR	269,600	4,235,416
Douglas Emmett	146,000	3,426,620

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Duke Realty	317,500	$4,902,200
Equity Residential	189,100	10,130,087
Essex Property Trust	11,600	1,713,320
Federal Realty Investment Trust	8,500	862,325
General Growth Properties	467,800	9,023,862
HCP	112,900	4,623,255
Health Care REIT	150,200	9,369,476
Healthcare Realty Trust	71,700	1,656,987
Healthcare Trust of America Class A	80,500	846,860
Highwoods Properties	74,600	2,634,126
Host Hotels & Resorts	624,400	11,033,148
Kilroy Realty	111,100	5,549,445
Kimco Realty	273,200	5,513,176
Lexington Realty Trust	145,500	1,633,965
Liberty Property Trust	171,800	6,116,080
Macerich	118,619	6,694,856
Pebblebrook Hotel Trust	63,900	1,834,569
Post Properties	96,800	4,357,936
ProLogis	279,100	10,499,742
Public Storage	43,300	6,951,815
Ramco-Gershenson Properties Trust	58,000	893,780
Senior Housing Properties Trust	130,000	3,034,200
Simon Property Group	116,200	17,224,326

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
SL Green Realty	96,700	$8,590,828
Starwood Hotels & Resorts Worldwide	31,500	2,093,175
†Strategic Hotels & Resorts	176,100	1,528,548
Sunstone Hotel Investors	135,600	1,727,544
Tanger Factory Outlet Centers	53,400	1,743,510
Taubman Centers	42,400	2,853,944
UDR	271,400	6,432,180
Ventas	75,500	4,643,250
Vornado Realty Trust	107,100	9,002,826
Weyerhaeuser	59,800	1,712,074

		203,224,038

Total Common Stock (Cost $367,194,358)		433,776,501

MONEY MARKET FUND–1.83%
Dreyfus Treasury & Agency Cash Management Fund	8,099,982	8,099,982

Total Money Market Fund (Cost $8,099,982)		8,099,982

TOTAL VALUE OF SECURITIES–100.00% (Cost $375,294,340)	441,876,483
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(4,459)

NET ASSETS APPLICABLE TO 50,729,210 SHARES OUTSTANDING–100.00%	$441,872,024

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
@	Illiquid security. At September 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	HKD	1,117,351	USD	(144,104)	10/2/13	$(39)
MNB	HKD	612,369	USD	(78,966)	10/3/13	(10)
MNB	JPY	130,862,536	USD	(1,322,271)	10/3/13	9,214
MNB	SGD	(122,303)	USD	97,444	10/1/13	(48)
MNB	SGD	(106,810)	USD	84,992	10/2/13	(227)
MNB	SGD	(89,375)	USD	71,238	10/3/13	(6)

						$8,884

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

CVA–Dutch Certificate

HKD–Hong kong Dollar

JPY–Japanese Yen

MNB–Mellon National Bank

REIT–Real Estate Investment Trust

SGD–Singapore Dollar

USD–United States Dollar

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Clarion Global Real Estate Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$396,340,435

Aggregate unrealized appreciation	$77,884,878
Aggregate unrealized depreciation	(32,348,830)

Net unrealized appreciation	$45,536,048

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $64,749,730 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $21,067,872 expires in 2016 and $43,681,858 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock	$212,257,040	$221,519,461	$433,776,501
Money Market Fund	8,099,982	—	8,099,982

Total	$220,357,022	$221,519,461	$441,876,483

Foreign Currency Exchange Contracts	$—	$8,884	$8,884

The value of Level 3 investments was zero at the end of the period.

As a result of international fair value pricing at September 30, 2013, a portion of the Fund’s common stock investments were categorized as Level 2.

LVIP Clarion Global Real Estate Fund–5

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of September 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Clarion Global Real Estate Fund–6

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.10%
Air Freight & Logistics–0.68%
Landstar System	17,766	$994,541

		994,541

Airlines–3.67%
Alaska Air Group	36,792	2,303,915
†US Airways Group	162,712	3,085,020

		5,388,935

Biotechnology–6.35%
†Alnylam Pharmaceuticals	25,919	1,659,075
†Ariad Pharmaceuticals	73,295	1,348,628
†Bluebird Bio	19,456	524,534
†Infinity Pharmaceuticals	46,659	814,200
†Insmed	46,096	719,559
†Keryx Biopharmaceuticals	130,768	1,320,757
†Pharmacyclics	9,727	1,346,411
†Puma Biotechnology	4,702	252,309
†TearLab	74,976	829,235
†TESARO	12,874	498,739

		9,313,447

Building Products–2.41%
†Select Comfort	145,569	3,544,605

		3,544,605

Capital Markets–1.68%
†Affiliated Managers Group	8,285	1,513,172
†WageWorks	19,008	958,954

		2,472,126

Chemicals–0.64%
Intrepid Potash	59,987	940,596

		940,596

Commercial Banks–1.24%
First Republic Bank	18,739	873,800
†Signature Bank	10,283	941,100

		1,814,900

Computers & Peripherals–0.73%
†Cree	17,892	1,076,919

		1,076,919

Construction Materials–1.70%
Eagle Materials	34,338	2,491,222

		2,491,222

Consumer Finance–2.12%
†FleetCor Technologies	7,832	862,773
†Portfolio Recovery Associates	37,411	2,242,415

		3,105,188

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributor–0.68%
†LKQ	31,249	$995,593

		995,593

Diversified Consumer Services–1.87%
†LifeLock	185,159	2,745,908

		2,745,908

Diversified Telecommunication Services–2.09%
Cogent Communications Group	39,382	1,270,070
†ServiceNow	34,538	1,794,249

		3,064,319

Electrical Equipment–1.67%
Acuity Brands	26,667	2,453,897

		2,453,897

Electronic Equipment, Instruments & Components–0.47%
FEI	7,853	689,493

		689,493

Energy Equipment & Services–1.59%
Frank’s International	31,412	940,161
Oceaneering International	17,179	1,395,622

		2,335,783

Food Products–1.08%
†Natural Grocers by Vitamin Cottage	40,084	1,591,335

		1,591,335

Health Care Equipment & Supplies–3.04%
†Align Technology	40,714	1,959,158
†Cerus	109,801	736,765
†HeartWare International	11,566	846,747
†NxStage Medical	69,353	912,685

		4,455,355

Health Care Providers & Services–4.16%
Air Methods	32,484	1,383,818
†Brookdale Senior Living	89,307	2,348,774
†ExamWorks Group	25,345	658,717
MAXIMUS	38,159	1,718,681

		6,109,990

Health Care Technology–1.63%
†athenahealth	6,708	728,220
†HMS Holdings	77,460	1,666,165

		2,394,385

Hotels, Restaurants & Leisure–5.43%
†Diamond Resorts International	69,327	1,304,041
Domino’s Pizza	38,829	2,638,431
Dunkin’ Brands Group	35,186	1,592,518
SeaWorld Entertainment	38,183	1,131,362

LVIP Columbia Small-Mid Cap Growth RPM Fund–1

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment	38,670	$1,306,659

		7,973,011

Insurance–0.64%
Gallagher (Arthur J)	21,603	942,971

		942,971

Internet & Catalog Retail–4.11%
Expedia	22,597	1,170,299
†Netflix	6,314	1,952,352
†TripAdvisor	38,388	2,911,346

		6,033,997

Internet Software & Services–8.00%
†Cornerstone OnDemand	25,448	1,309,045
†CoStar Group	18,004	3,022,872
†OpenTable	12,450	871,251
†Pandora Media	43,978	1,105,167
†Trulia	28,829	1,355,828
†Yelp	61,523	4,071,592

		11,735,755

IT Services–2.45%
†Alliance Data Systems	17,005	3,596,047

		3,596,047

Leisure Equipment & Products–0.73%
Polaris Industries	8,270	1,068,319

		1,068,319

Life Sciences Tools & Services–0.58%
†Illumina	10,457	845,239

		845,239

Machinery–7.34%
Donaldson	41,123	1,568,020
Hyster-Yale Materials Handling	20,909	1,874,910
IDEX	22,386	1,460,687
Lincoln Electric Holdings	27,305	1,819,059
Manitowoc	64,812	1,269,019
†Middleby	13,296	2,777,667

		10,769,362

Media–2.96%
†AMC Networks Class A	15,881	1,087,531
†Charter Communications Class A	7,161	965,016
†Imax	40,722	1,231,433
MDC Partners Class A	37,650	1,053,447

		4,337,427

Metals & Mining–0.48%
Royal Gold	14,532	707,127

		707,127

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.84%
†Conn’s	24,577	$1,229,833

		1,229,833

Oil, Gas & Consumable Fuels–2.55%
†Gulfport Energy	9,156	589,097
†Oasis Petroleum	24,450	1,201,229
SM Energy	12,738	983,246
Western Refining	32,360	972,094

		3,745,666

Personal Products–1.15%
Herbalife	24,196	1,688,155

		1,688,155

Pharmaceuticals–1.02%
†Impax Laboratories	39,785	815,990
†Jazz Pharmaceuticals	7,416	682,050

		1,498,040

Professional Services–0.59%
†TrueBlue	36,197	869,090

		869,090

Real Estate Investment Trusts–2.18%
Alexandria Real Estate Equities	27,243	1,739,466
†Altisource Portfolio Solutions	10,382	1,453,587

		3,193,053

Software–4.66%
†Aspen Technology	11,575	399,916
†Electronic Arts	59,968	1,532,182
†Guidewire Software	18,918	891,227
†Imperva	14,003	588,406
†Splunk	18,278	1,097,411
†TiVo	66,921	832,497
†Ultimate Software Group	10,212	1,505,249

		6,846,888

Specialty Retail–4.67%
GameStop Class A	32,084	1,592,971
GNC Holdings	16,787	917,074
†Lumber Liquidators Holdings	27,020	2,881,683
†Ulta Salon Cosmetics & Fragrance	12,280	1,466,969

		6,858,697

Textiles, Apparel & Luxury Goods–2.14%
†Fifth & Pacific	98,584	2,477,416
†Tumi Holdings	33,256	670,108

		3,147,524

Trading Companies & Distributors–0.48%
†United Rentals	12,116	706,242

		706,242

LVIP Columbia Small-Mid Cap Growth RPM Fund–2

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.60%
†SBA Communications Class A	10,911	$877,896

		877,896

Total Common Stock (Cost $117,385,135)		136,648,876

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–8.16%
Dreyfus Treasury & Agency Cash Management Fund	11,975,560	$11,975,560

Total Money Market Fund (Cost $11,975,560)		11,975,560

TOTAL VALUE OF SECURITIES–101.26% (Cost $129,360,695)	148,624,436
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.26%)	(1,851,248)

NET ASSETS APPLICABLE TO 11,351,077 SHARES OUTSTANDING–100.00%	$146,773,188

†	Non-income producing for the period.

LVIP Columbia Small-Mid Cap Growth RPM Fund–3

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)-LVIP Columbia Small-Mid Cap Growth RPM Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$129,360,695

Aggregate unrealized appreciation	$21,272,777
Aggregate unrealized depreciation	(2,009,036)

Net unrealized appreciation	$19,263,741

LVIP Columbia Small-Mid Cap Growth RPM Fund–4

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Common Stock.	$136,648,876
Money Market Fund	11,975,560

Total	$148,624,436

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosure that enable investors to understand: 1)how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives qand strategies. The Fund my invest in futures contracts to hedge its existing portoflio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “intial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instuments. When investing in futures, there is a reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees againt default.

4. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

LVIP Columbia Small-Mid Cap Growth RPM Fund–5

LVIP Columbia Small-Mid Cap Growth RPM Fund

Notes (continued)

5. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Columbia Small-Mid Cap Growth RPM Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (unaudited)

September 30, 2013

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.10%
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	221,551	$257,154
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	91,564	105,370
Series 2002-83 GH 5.00% 12/25/17	3,826,651	4,038,962
Series 2003-38 MP 5.50% 5/25/23	3,584,048	3,938,169
Series 2005-110 MB 5.50% 9/25/35	1,008,604	1,091,004
•Series 2012-122 SD 5.921% 11/25/42	6,410,715	1,382,600
•Series 2012-124 SD 5.971% 11/25/42	7,893,885	1,823,308
*Series 2013-26 ID 3.00% 4/25/33	9,008,046	1,597,793
Series 2013-31 MI 3.00% 4/25/33	2,745,608	487,113
Series 2013-34 GP 3.00% 5/25/42	58,935,925	60,092,130
*Series 2013-38 AI 3.00% 4/25/33	8,829,486	1,442,931
*Series 2013-44 DI 3.00% 5/25/33	26,847,375	4,756,230
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	84,518	96,833
Series 2326 ZQ 6.50% 6/15/31	395,277	442,420
Series 2512 PG 5.50% 10/15/22	101,765	111,993
Series 2557 WE 5.00% 1/15/18	3,121,313	3,295,951
Series 2622 PE 4.50% 5/15/18	370,289	387,884
Series 2717 MH 4.50% 12/15/18	1,012,541	1,065,971
Series 2762 LG 5.00% 9/15/32	5,364	5,447
Series 3123 HT 5.00% 3/15/26	333,720	367,021
Series 3131 MC 5.50% 4/15/33	17,961	17,956
Series 3173 PE 6.00% 4/15/35	1,614,193	1,647,846
Series 3416 GK 4.00% 7/15/22	431,323	440,638
Series 3455 MB 4.50% 6/15/23	8,705,689	9,301,246
Series 3656 PM 5.00% 4/15/40	6,893,000	7,524,833
•Series 3800 AF 0.682% 2/15/41	812,083	815,855
•*Series 4148 SA 5.918% 12/15/42	9,674,725	1,988,578
*Series 4185 LI 3.00% 3/15/33	6,609,188	1,171,148
*Series 4191 CI 3.00% 4/15/33	2,736,994	475,046

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Pass Through Securities
♦Series T-58 2A 6.50% 9/25/43	770,161	$881,685
♦Series T-60 1A4C 4.859% 3/25/44	532,390	537,217
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,640,691
Series 2010-113 KE 4.50% 9/20/40	7,175,000	7,783,741
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	2,847,000	2,957,207

Total Agency Collateralized Mortgage Obligations (Cost $122,198,725)		123,969,971

AGENCY MORTGAGE-BACKED SECURITIES–31.80%
Fannie Mae
2.27% 1/1/23	5,633,706	5,276,741
4.50% 5/1/41	2,466,709	2,595,986
6.50% 8/1/17	219,549	242,706
Fannie Mae ARM
•2.325% 8/1/36	459	477
•2.531% 11/1/35	739,137	780,713
•2.547% 4/1/36	603,288	638,338
Fannie Mae Relocation 15 yr
4.00% 9/1/20	350,091	364,545
Fannie Mae Relocation 30 yr
4.00% 3/1/35	631,952	655,065
5.00% 11/1/33	75,477	81,004
5.00% 1/1/34	199,391	214,122
5.00% 11/1/34	57,436	61,689
5.00% 10/1/35	304,025	326,259
5.00% 1/1/36	33,912	36,400
5.00% 2/1/36	463,679	497,578
Fannie Mae S.F. 15 yr
2.50% 7/1/27	745,262	750,575
2.50% 2/1/28	9,012,269	9,076,648
2.50% 5/1/28	1,404,713	1,414,751
3.00% 11/1/27	1,270,107	1,316,906
3.00% 7/1/28	16,021,329	16,615,386
3.00% 9/25/42	32,696,868	33,912,701
3.50% 7/1/26	3,141,653	3,318,045
4.00% 11/1/25	2,766,302	2,960,069
4.00% 3/1/26	6,344,988	6,791,107
4.00% 4/1/27	879,437	933,951
5.00% 2/1/21	1,877	1,994
5.00% 9/1/25	2,502,279	2,683,951
5.50% 6/1/20	576,355	607,105
5.50% 1/1/21	2,352	2,536
6.00% 8/1/21	2,036,324	2,233,044
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/28	72,557,000	72,965,133

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr TBA (continued)
2.50% 11/1/28	231,418,000	$232,213,499
3.00% 10/1/28	45,418,000	47,021,823
3.00% 11/1/28	90,955,000	93,911,038
3.50% 10/1/28	20,527,000	21,659,191
3.50% 11/1/28	75,986,000	79,915,897
Fannie Mae S.F. 20 yr
3.00% 8/1/33	1,781,233	1,782,510
3.00% 9/1/40	3,319,206	3,321,584
4.00% 12/1/30	875,153	933,256
5.00% 11/1/23	261,452	283,197
5.50% 12/1/29	350,195	382,705
Fannie Mae S.F. 30 yr
3.50% 7/1/42	461,552	470,216
3.50% 6/1/43	1,118,095	1,139,746
4.00% 11/1/40	1,238,711	1,300,610
4.00% 1/1/41	5,644,841	5,925,883
4.00% 3/1/41	13,222,321	13,936,241
4.00% 9/1/41	828,556	869,350
4.00% 3/1/42	7,406,407	7,771,919
4.00% 1/1/43	19,430,140	20,389,367
4.50% 7/1/36	956,665	1,021,575
4.50% 4/1/40	1,188,980	1,269,428
4.50% 11/1/40	3,258,185	3,482,060
4.50% 2/1/41	1,454,869	1,555,399
4.50% 3/1/41	6,463,014	6,910,766
4.50% 5/1/41	1,098,019	1,176,821
4.50% 10/1/41	3,475,622	3,719,434
4.50% 11/1/41	3,148,753	3,368,768
4.50% 9/1/43	2,667,059	2,853,827
5.00% 2/1/35	6,863,137	7,454,850
6.00% 8/1/34	445,901	493,452
6.00% 1/1/36	381,434	421,305
6.00% 6/1/36	286,393	314,175
6.00% 9/7/36	147,002	160,486
6.50% 6/1/36	1,224,335	1,375,038
6.50% 10/1/36	892,996	993,892
6.50% 8/1/37	368,725	408,334
7.00% 12/1/37	182,184	207,465
7.50% 4/1/31	90,204	109,683
7.50% 4/1/32	12,874	14,961
7.50% 9/1/32	558	628
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/43	102,470,000	100,100,381
3.00% 11/1/43	427,441,000	416,354,249
3.50% 10/1/43	26,020,000	26,487,548
3.50% 11/1/43	87,381,000	88,664,417
4.00% 10/1/43	38,445,000	40,325,199
4.00% 11/1/43	188,122,000	196,675,663
4.50% 11/1/43	171,099,000	182,220,452
5.50% 11/1/43	22,503,000	24,493,109
Freddie Mac 4.50% 1/1/41	4,561,544	4,806,405

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac ARM
2.592% 4/1/34	130,535	$137,995
Freddie Mac Relocation 30 yr
5.00% 9/1/33	282,231	303,300
Freddie Mac S.F. 15 yr
3.00% 5/1/28	11,493,981	11,912,670
5.00% 6/1/18	403,818	427,817
Freddie Mac S.F. 20 yr
5.00% 9/1/25	2,386,413	2,604,465
Freddie Mac S.F. 30 yr
3.00% 11/1/42	3,205,204	3,124,781
3.50% 11/1/41	393,969	400,153
4.00% 10/1/40	3,201,653	3,346,406
4.00% 11/1/40	2,088,285	2,182,727
4.00% 12/1/40	855,501	894,506
4.00% 2/1/42	1,561,057	1,632,332
4.50% 10/1/39	4,523,288	4,813,792
4.50% 3/1/42	14,599,299	15,545,796
4.50% 10/1/43	1,296,000	1,380,075
6.00% 8/1/38	6,112,642	6,663,272
7.00% 11/1/33	61,953	69,759
GNMA I S.F. 30 yr
7.00% 12/15/34	1,485,381	1,735,159
7.50% 12/15/31	7,879	9,481
7.50% 7/15/32	23,879	27,440

Total Agency Mortgage-Backed Securities (Cost $1,837,336,937)		1,875,235,253

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.49%
Banc of America Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46	4,011,000	4,398,017
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	2,990,000	3,193,380
•Series 2005-T20 A4A 5.293% 10/12/42	1,846,000	1,975,039
•Series 2006-PWR12 A4 5.856% 9/11/38	2,059,000	2,263,000
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	6,540,000	6,285,431
Commercial Mortgage Pass Through Certificates Trust
•♦Series 2005-C6 A5A 5.116% 6/10/44	3,322,000	3,522,227
•♦Series 2013-CR8 A5 3.612% 6/10/46	6,865,000	6,833,668
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.567% 2/15/39	608,650	623,373

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	9,171,000	$10,153,352
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	2,510,000	2,333,281
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	4,587,170	4,676,762
Series 2005-GG4 A4A 4.751% 7/10/39	16,864,650	17,608,938
•Series 2006-GG6 A4 5.553% 4/10/38	3,547,000	3,842,181
#Series 2010-C1 A2 144A 4.592% 8/10/43	12,410,000	13,526,379
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,708,653
Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	4,900,000	5,207,485
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP5 A4 5.368% 12/15/44	2,790,000	2,990,183
Series 2006-LDP8 AM 5.44% 5/15/45	5,552,000	6,089,328
Series 2011-C5 A3 4.171% 8/15/46	4,535,000	4,776,062
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	1,158,875	1,172,292
•Series 2005-C3 B 4.895% 7/15/40	1,835,000	1,896,199
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	2,189,000	2,306,692
Series 2005-IQ9 A5 4.70% 7/15/56	4,966,288	5,114,581
•Morgan Stanley Capital I Trust Series 2007-T27 A4 5.815% 6/11/42	6,347,000	7,170,745
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	4,716,000	5,183,252
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	8,700,000	8,186,456
WF-RBS Commercial Mortgage Trust Series 2012-C9 A3 2.87% 11/15/45	3,770,000	3,549,625

	Principal Amount°		Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust (continued)
Series 2013-C11 A5 3.071% 3/15/45		3,040,000	$2,899,905
Series 2013-C14 A5 3.337% 6/15/46		5,775,000	5,593,954

Total Commercial Mortgage-Backed Securities (Cost $141,365,759)			147,080,440

CORPORATE BONDS–38.92%
Air Freight & Logistics–0.15%
United Parcel Service 5.125% 4/1/19		7,430,000	8,542,895

			8,542,895

Auto Components–0.06%
Nucor 4.00% 8/1/23		3,505,000	3,437,168

			3,437,168

Automobiles–0.20%
#Daimler Finance North America 144A 2.25% 7/31/19		6,260,000	6,137,310
#General Motors 144A 3.50% 10/2/18		5,480,000	5,493,700

			11,631,010

Beverages–0.42%
#Anadolu Efes Biracilik Ve Malt Sanayii 144A 3.375% 11/1/22		3,325,000	2,734,813
Fomento Economico Mexicano 4.375% 5/10/43		4,286,000	3,540,763
#Pernod-Ricard 144A 5.75% 4/7/21		16,755,000	18,719,105

			24,994,681

Biotechnology–0.35%
Celgene
3.25% 8/15/22		11,790,000	11,200,889
3.95% 10/15/20		5,845,000	6,010,525
4.00% 8/15/23		3,380,000	3,373,750

			20,585,164

Capital Markets–1.00%
#Banco BTG Pactual 144A 4.00% 1/16/20		4,960,000	4,451,600
•Bank of New York Mellon 4.50% 12/31/49		5,090,000	4,415,575
•Bear Stearns 3.16% 4/24/14	AUD	2,700,000	2,516,575
Goldman Sachs Group 3.375% 2/1/18	CAD	1,930,000	1,873,115
Jefferies Group
5.125% 1/20/23		7,770,000	7,845,400
6.45% 6/8/27		2,021,000	2,071,525
6.50% 1/20/43		1,560,000	1,548,306
Lazard Group 6.85% 6/15/17		7,870,000	8,927,712

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley 4.10% 5/22/23		19,525,000	$18,246,854
State Street 3.10% 5/15/23		7,760,000	7,252,721

			59,149,383

Chemicals–0.75%
CF Industries 6.875% 5/1/18		15,842,000	18,630,952
Dow Chemical 8.55% 5/15/19		18,837,000	24,052,099
#Phosagro 144A 4.204% 2/13/18		1,763,000	1,736,555

			44,419,606

Commercial Banks–4.74%
Abbey National Treasury Services 3.05% 8/23/18		12,725,000	12,942,330
#Banco de Costa Rica 144A 5.25% 8/12/18		2,250,000	2,284,875
#Banco do Brasil 144A 3.75% 7/25/18	EUR	5,890,000	8,026,057
#Banco Santander Mexico 144A 4.125% 11/9/22		6,230,000	5,731,600
BanColombia 5.95% 6/3/21		2,270,000	2,315,400
Bank of America 4.10% 7/24/23		5,000,000	4,978,880
Barclays Bank 7.625% 11/21/22		5,120,000	5,088,000
BB&T 5.25% 11/1/19		19,960,000	22,396,936
#BBVA Banco Continental 144A 3.25% 4/8/18		6,020,000	5,899,600
BBVA US Senior 4.664% 10/9/15		3,885,000	4,047,016
•Branch Banking & Trust 0.574% 9/13/16		9,948,000	9,832,364
Citigroup
5.50% 9/13/25		5,820,000	5,998,680
6.25% 6/29/17	NZD	2,440,000	2,097,181
City National 5.25% 9/15/20		5,562,000	5,996,309
#Credit Suisse 144A 6.50% 8/8/23.		7,495,000	7,599,645
•Fifth Third Bancorp 5.10% 12/31/49		6,580,000	5,741,050
•Fifth Third Capital Trust IV 6.50% 4/15/37		8,358,000	8,347,553
#HSBC Bank 144A 4.75% 1/19/21		8,579,000	9,285,378
HSBC Holdings 4.00% 3/30/22		3,112,000	3,172,158
#ING Bank 144A 5.80% 9/25/23		10,865,000	10,994,250
KeyBank 6.95% 2/1/28		9,418,000	11,363,928
Morgan Stanley 7.60% 8/8/17	NZD	1,088,000	959,231
•National City Bank 0.628% 6/7/17		5,705,000	5,612,048
PNC Bank
3.80% 7/25/23		5,940,000	5,824,146
6.875% 4/1/18		10,370,000	12,426,651
PNC Financial Services Group
•4.483% 5/29/49		6,220,000	6,220,000
•4.85% 5/29/49		5,350,000	4,614,375
PNC Funding 5.125% 2/8/20		2,428,000	2,704,450

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
PNC Funding (continued) 5.625% 2/1/17	78,000	$87,018
Regions Financial 2.00% 5/15/18	7,975,000	7,749,459
#Russian Agricultural Bank OJSC Via RSHB Capital 144A 5.10% 7/25/18	4,550,000	4,623,938
Santander Holdings USA 3.45% 8/27/18	14,065,000	14,380,408
#Sberbank of Russia 144A 4.95% 2/7/17	5,160,000	5,456,700
•SunTrust Bank 0.552% 8/24/15	3,810,000	3,772,018
SVB Financial Group 5.375% 9/15/20	1,330,000	1,468,037
#Turkiye Halk Bankasi 144A 3.875% 2/5/20	1,970,000	1,768,075
U.S. Bank 4.95% 10/30/14	2,110,000	2,212,118
•USB Capital IX 3.50% 10/29/49	21,538,000	16,584,260
VEB Finance
#144A 5.375% 2/13/17	3,265,000	3,464,165
#144A 6.025% 7/5/22	2,705,000	2,799,675
•Wachovia 0.638% 10/15/16	3,670,000	3,631,171
Wells Fargo 4.125% 8/15/23	5,445,000	5,342,090
Zions Bancorp
4.50% 3/27/17	2,909,000	3,056,830
4.50% 6/13/23	8,370,000	8,316,106
7.75% 9/23/14	2,393,000	2,538,310

		279,750,469

Commercial Services & Supplies–0.47%
Brambles USA
#144A 3.95% 4/1/15	2,880,000	2,983,905
#144A 5.35% 4/1/20	7,160,000	7,758,161
Broadridge Financial Solutions 3.95% 9/1/20	4,025,000	4,070,446
International Lease Finance
5.875% 4/1/19	1,855,000	1,940,545
6.25% 5/15/19	3,491,000	3,683,005
6.625% 11/15/13	3,640,000	3,660,475
8.75% 3/15/17	2,975,000	3,428,688

		27,525,225

Computers & Peripherals–0.51%
Apple 2.40% 5/3/23	20,790,000	18,858,318
EMC 2.65% 6/1/20	1,935,000	1,918,342
NetApp
2.00% 12/15/17	3,455,000	3,404,865
3.25% 12/15/22	6,120,000	5,630,339

		29,811,864

Construction & Engineering–0.08%
URS
#•144A 4.35% 4/1/17	1,125,000	1,150,444

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Construction & Engineering (continued)
URS (continued)
#144A 5.50% 4/1/22		3,655,000	$3,683,560

			4,834,004

Construction Materials–0.26%
Cemex
#•144A 5.018% 10/15/18		2,000,000	2,016,200
#144A 9.50% 6/15/18		2,835,000	3,153,938
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		2,910,000	3,142,800
#Votorantim Cimentos 144A 7.25% 4/5/41		7,450,000	6,863,313

			15,176,251

Consumer Finance–0.39%
Ford Motor Credit
5.75% 2/1/21		8,910,000	9,867,647
5.875% 8/2/21		7,915,000	8,812,506
#Hyundai Capital America 144A 2.125% 10/2/17		4,480,000	4,473,240

			23,153,393

Containers & Packaging–0.14%
Rock Tenn
3.50% 3/1/20		3,125,000	3,094,431
4.00% 3/1/23		5,255,000	5,101,286

			8,195,717

Diversified Consumer Services–0.10%
Yale University 2.90% 10/15/14		5,552,000	5,697,596

			5,697,596

Diversified Financial Services–2.45%
AgriBank 9.125% 7/15/19		5,960,000	7,750,128
Bank of America
3.875% 3/22/17		6,740,000	7,174,440
•5.20% 12/29/49		7,315,000	6,437,200
CDP Financial
#144A 4.40% 11/25/19		7,352,000	8,167,550
#144A 5.60% 11/25/39		5,637,000	6,454,241
CME Group 5.30% 9/15/43		4,135,000	4,281,429
#ERAC USA Finance 144A 5.25% 10/1/20		12,456,000	13,845,143
GE Capital Canada Funding 2.42% 5/31/18	CAD	192,000	183,079
General Electric Capital 2.10% 12/11/19		3,860,000	3,801,459
#144A 3.80% 6/18/19		4,305,000	4,508,588
4.375% 9/16/20		7,100,000	7,565,078
•5.25% 6/29/49		3,200,000	2,974,400
6.00% 8/7/19		10,904,000	12,705,788
6.25% 12/15/49		3,965,000	4,020,895
•7.125% 12/15/49		3,590,000	3,919,207

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase
2.05% 1/24/14		3,000,000	$3,016,164
2.92% 9/19/17	CAD	3,000,000	2,908,082
4.25% 11/2/18	NZD	2,560,000	2,019,138
4.875% 3/15/14		3,790,000	3,864,087
•5.15% 12/29/49		3,750,000	3,300,000
5.625% 8/16/43		15,745,000	15,694,522
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		8,180,000	7,586,950
#Temasek Financial I 144A 2.375% 1/23/23		4,910,000	4,506,094
#Tenedora Nemak 144A 5.50% 2/28/23		4,370,000	4,140,575
#Uralkali OJSC via Uralkali Finance 144A 3.723% 4/30/18		3,325,000	3,162,018
#•USB Realty 144A 1.415% 12/22/49		715,000	614,900

			144,601,155

Diversified Telecommunication Services–2.40%
Bell Canada 3.35% 3/22/23	CAD	1,288,000	1,159,994
CenturyLink 5.80% 3/15/22		7,008,000	6,640,080
#Digicel 144A 6.00% 4/15/21		5,040,000	4,750,200
Digicel Group
#144A 8.25% 9/30/20		2,080,000	2,163,200
#144A 10.50% 4/15/18		1,335,000	1,448,475
#Oi 144A 5.75% 2/10/22		3,482,000	3,081,570
#Qtel International Finance 144A 3.25% 2/21/23		3,210,000	2,921,742
Qwest 6.75% 12/1/21		4,241,000	4,561,683
#SBA Tower Trust 144A 2.24% 4/15/18		5,285,000	5,224,003
SES
#144A 3.60% 4/4/23		18,807,000	17,802,800
#144A 5.30% 4/4/43		7,725,000	7,352,817
#TBG Global 144A 4.625% 4/3/18		3,000,000	2,842,500
#Telefonica Chile 144A 3.875% 10/12/22		6,390,000	5,704,641
Telefonica Emisiones 3.192% 4/27/18		17,310,000	17,097,589
#Telemar Norte Leste 144A 5.50% 10/23/20		1,220,000	1,085,800
Verizon Communications
5.15% 9/15/23		13,040,000	14,003,460
6.40% 9/15/33		12,975,000	14,451,010
Virgin Media Secured Finance 6.50% 1/15/18		16,605,000	17,331,469
Vivendi
#144A 3.45% 1/12/18		3,178,000	3,217,661
#144A 6.625% 4/4/18		7,603,000	8,606,991

			141,447,685

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities–2.47%
#American Transmission Systems 144A 5.25% 1/15/22	6,992,000	$7,540,145
ComEd Financing III 6.35% 3/15/33	4,578,000	4,394,880
Commonwealth Edison 5.95% 8/15/16	522,000	591,041
#•Electricite de France 144A 5.25% 12/29/49	7,480,000	7,088,108
#•Enel SpA 144A 8.75% 9/24/73	4,175,000	4,236,489
Entergy Louisiana 4.05% 9/1/23	7,435,000	7,628,935
Entergy Mississippi 3.10% 7/1/23	4,960,000	4,651,364
#Eskom Holdings SOC 144A 6.75% 8/6/23	4,640,000	4,791,728
Great Plains Energy
4.85% 6/1/21	6,243,000	6,678,193
5.292% 6/15/22	8,391,000	9,076,478
Ipalco Enterprises 5.00% 5/1/18	2,440,000	2,543,700
#Jersey Central Power & Light 144A 4.70% 4/1/24	9,915,000	10,059,828
LG&E & KU Energy
3.75% 11/15/20	6,819,000	6,915,816
4.375% 10/1/21	12,420,000	12,889,079
#Narragansett Electric 144A 4.17% 12/10/42	3,635,000	3,252,594
NextEra Energy Capital Holdings
3.625% 6/15/23	3,565,000	3,391,313
•6.35% 10/1/66	14,718,000	14,875,203
•6.65% 6/15/67	870,000	888,121
NV Energy 6.25% 11/15/20	8,185,000	9,567,005
Pennsylvania Electric 5.20% 4/1/20	6,983,000	7,565,089
•PPL Capital Funding 6.70% 3/30/67	4,361,000	4,451,648
Public Service of Oklahoma 5.15% 12/1/19	7,063,000	8,036,896
Southwestern Electric Power 6.45% 1/15/19	3,925,000	4,568,378

		145,682,031

Energy Equipment & Services–0.43%
Halliburton 3.50% 8/1/23	13,550,000	13,457,968
#Nabors Industries 144A 5.10% 9/15/23	5,810,000	5,913,157
Transocean 2.50% 10/15/17	6,000,000	6,021,846

		25,392,971

Food Products–0.33%
#BFF International 144A 7.25% 1/28/20	2,370,000	2,630,700
#Brasil Foods 144A 5.875% 6/6/22	4,920,000	4,907,700

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food Products (continued)
#Cosan Luxembourg 144A 5.00% 3/14/23	3,150,000	$2,842,875
#ESAL 144A 6.25% 2/5/23	6,940,000	6,159,250
#Want Want China Finance 144A 1.875% 5/14/18	3,340,000	3,197,325

		19,737,850

Gas Utilities–0.09%
#Korea Gas 144A 2.875% 7/29/18	5,480,000	5,482,647

		5,482,647

Health Care Equipment & Supplies–1.24%
Boston Scientific
2.65% 10/1/18	4,075,000	4,081,524
6.00% 1/15/20	16,769,000	19,203,507
CareFusion
#144A 3.30% 3/1/23	10,340,000	9,705,217
6.375% 8/1/19	15,419,000	17,680,258
Covidien International Finance 2.95% 6/15/23	5,295,000	5,005,787
Edwards Lifesciences 2.875% 10/15/18	8,145,000	8,122,373
Zimmer Holdings 4.625% 11/30/19	8,274,000	9,041,819

		72,840,485

Health Care Providers & Services–0.20%
Highmark
#144A 4.75% 5/15/21	2,823,000	2,673,644
#144A 6.125% 5/15/41	1,062,000	1,005,017
Laboratory Corporation of America Holdings 2.20% 8/23/17	3,600,000	3,604,691
Quest Diagnostics 4.70% 4/1/21	4,453,000	4,714,556

		11,997,908

Hotels, Restaurants & Leisure–0.33%
International Game Technology 5.35% 10/15/23	7,065,000	7,231,119
Marriott International 3.375% 10/15/20	4,820,000	4,811,753
Wyndham Worldwide
4.25% 3/1/22	2,480,000	2,446,758
5.625% 3/1/21	4,630,000	5,008,831

		19,498,461

Household Products–0.17%
Energizer Holdings 4.70% 5/24/22	9,739,000	9,889,059

		9,889,059

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Independent Power Producers & Energy Traders–0.32%
Exelon Generation
4.25% 6/15/22	19,085,000	$18,821,570

		18,821,570

Insurance–2.53%
•Allstate 5.75% 8/15/53	7,065,000	6,901,622
American International Group
4.125% 2/15/24	3,000,000	3,008,355
•8.175% 5/15/58	1,500,000	1,763,250
8.25% 8/15/18	12,897,000	16,113,705
•Chubb 6.375% 3/29/67	12,993,000	13,999,958
•ING Groep 5.775% 12/29/49	2,527,000	2,571,223
ING US
2.90% 2/15/18	8,885,000	8,930,349
•5.65% 5/15/53	7,175,000	6,585,007
Liberty Mutual Group
#144A 4.25% 6/15/23	10,770,000	10,524,702
#144A 4.95% 5/1/22	5,174,000	5,359,519
#144A 6.50% 5/1/42	3,998,000	4,328,950
MetLife
6.40% 12/15/36	50,000	50,813
6.817% 8/15/18	9,639,000	11,674,689
#MetLife Capital Trust IV 144A
7.875% 12/15/37	589,000	665,570
#•MetLife Capital Trust X 144A
9.25% 4/8/38	7,696,000	9,812,400
#Metropolitan Life Global Funding I 144A 3.00% 1/10/23	13,310,000	12,571,774
Prudential Financial
3.875% 1/14/15	2,147,000	2,232,339
4.50% 11/15/20	1,836,000	1,975,608
•5.625% 6/15/43	3,710,000	3,512,925
•5.875% 9/15/42	3,195,000	3,147,075
6.00% 12/1/17	3,927,000	4,557,087
•XL Group 6.50% 12/31/49	5,100,000	4,908,750
#•ZFS Finance USA Trust II 144A
6.45% 12/15/65	13,366,000	14,201,375

		149,397,045

Internet Software & Services–0.60%
Amazon.com 2.50% 11/29/22	15,970,000	14,583,660
Baidu 3.25% 8/6/18	9,025,000	9,043,447
eBay 4.00% 7/15/42	6,445,000	5,469,401
#Tencent Holdings 144A
3.375% 3/5/18	6,035,000	6,120,667

		35,217,175

IT Services–0.66%
Fidelity National Information
Services 3.50% 4/15/23	15,830,000	14,267,690
Total System Services
2.375% 6/1/18	2,435,000	2,378,067
3.75% 6/1/23	7,560,000	7,011,325

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
IT Services (continued)
Western Union
2.875% 12/10/17	5,020,000	$5,133,542
3.65% 8/22/18	9,657,000	10,031,624

		38,822,248

Machinery–0.40%
Cummins 3.65% 10/1/23	8,920,000	8,998,764
#Ingersoll-Rand Global Holding
144A 4.25% 6/15/23	14,795,000	14,721,913

		23,720,677

Marine–0.06%
#DP World Sukuk 144A
6.25% 7/2/17	3,100,000	3,402,250

		3,402,250

Media–1.25%
CC Holdings 3.849% 4/15/23	995,000	898,969
#Columbus International 144A
11.50% 11/20/14	3,100,000	3,348,000
#COX Communications 144A
3.25% 12/15/22	13,850,000	12,322,844
Historic TW 6.875% 6/15/18	17,977,000	21,607,275
Interpublic Group
2.25% 11/15/17	1,485,000	1,459,985
Myriad International Holdings
#144A 6.00% 7/18/20	1,840,000	1,941,200
#144A 6.375% 7/28/17	5,770,000	6,303,725
#News America 144A
4.00% 10/1/23	1,920,000	1,925,929
Time Warner Cable
5.85% 5/1/17	2,845,000	3,096,410
8.25% 4/1/19	7,524,000	8,719,586
Viacom 4.875% 6/15/43	13,200,000	11,826,778

		73,450,701

Metals & Mining–0.95%
ArcelorMittal 10.35% 6/1/19	13,421,000	16,574,935
Barrick Gold 4.10% 5/1/23	4,415,000	3,895,306
BHP Billiton Finance USA
5.00% 9/30/43	8,695,000	8,890,368
#Freeport-McMoRan Copper &
Gold 144A 3.875% 3/15/23	6,550,000	6,050,497
#Gerdau Trade 144A
4.75% 4/15/23	5,765,000	5,145,263
Rio Tinto Finance USA
2.25% 12/14/18	4,665,000	4,605,139
Teck Resources 3.75% 2/1/23	4,760,000	4,390,105
Vale Overseas
5.625% 9/15/19	2,235,000	2,438,021
6.25% 1/23/17	140,000	157,631

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
#Vedanta Resources 144A
6.00% 1/31/19	4,145,000	$3,958,475

		56,105,740

Multiline Retail–0.06%
#SACI Falabella 144A
3.75% 4/30/23	4,030,000	3,606,850

		3,606,850

Multi-Utilities–1.43%
Ameren Illinois 9.75% 11/15/18	14,616,000	19,621,176
CenterPoint Energy
5.95% 2/1/17	5,656,000	6,419,628
CMS Energy 6.25% 2/1/20	3,749,000	4,326,620
•Integrys Energy Group
6.11% 12/1/66	9,088,000	9,185,405
NiSource Finance
3.85% 2/15/23	1,850,000	1,811,122
4.80% 2/15/44	13,650,000	12,270,504
5.80% 2/1/42	5,133,000	5,337,997
Puget Energy 6.00% 9/1/21	2,034,000	2,222,053
•Puget Sound Energy
6.974% 6/1/67	7,777,000	8,104,987
SCANA 4.125% 2/1/22	5,188,000	5,074,212
•Wisconsin Energy
6.25% 5/15/67	9,790,000	9,993,808

		84,367,512

Office Electronics–0.08%
Xerox 6.35% 5/15/18	3,891,000	4,473,413

		4,473,413

Oil, Gas & Consumable Fuels–5.01%
BP Capital Markets
3.994% 9/26/23	6,900,000	6,968,959
#CNOOC Curtis Funding 144A
4.50% 10/3/23	2,490,000	2,510,792
#CNOOC Finance 2012 144A
3.875% 5/2/22	3,322,000	3,244,275
CNOOC Finance 2013
3.00% 5/9/23	1,875,000	1,688,704
Continental Resources
4.50% 4/15/23	7,515,000	7,411,669
Ecopetrol
4.25% 9/18/18	845,000	871,406
7.625% 7/23/19	5,421,000	6,437,438
El Paso Pipeline Partners
Operating 6.50% 4/1/20	10,747,000	12,412,011
Enbridge 4.00% 10/1/23	4,075,000	4,087,600
•Enbridge Energy Partners
8.05% 10/1/37	9,147,000	10,309,913
Energy Transfer Partners
3.60% 2/1/23	6,595,000	6,155,107

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners (continued)
4.15% 10/1/20	6,545,000	$6,736,363
5.95% 10/1/43	6,635,000	6,609,814
9.70% 3/15/19	4,776,000	6,114,722
Enterprise Products Operating
•7.034% 1/15/68	11,034,000	12,286,767
9.75% 1/31/14	4,338,000	4,464,257
#Gazprom Neft Capital 144A
4.375% 9/19/22	7,515,000	6,951,375
#Gazprom OAO Via Gaz Capital
144A 4.95% 5/23/16	2,590,000	2,738,925
#IPIC GMTN 144A 5.50% 3/1/22	3,024,000	3,318,840
#KazMunayGas National JSC
144A 9.125% 7/2/18	5,980,000	7,347,925
Kinder Morgan Energy Partners
4.15% 2/1/24	6,595,000	6,484,712
9.00% 2/1/19	8,231,000	10,545,022
Lukoil International Finance
6.125% 11/9/20	7,685,000	8,222,950
Newfield Exploration
5.625% 7/1/24	5,105,000	4,964,613
Noble Holding International
3.95% 3/15/22	8,160,000	7,885,008
ONGC Videsh 2.50% 5/7/18	5,950,000	5,531,953
#Pacific Rubiales Energy 144A
7.25% 12/12/21	4,740,000	5,000,700
#Pertamina Persero 144A
4.875% 5/3/22	3,145,000	2,854,088
Petrobras Global Finance
3.00% 1/15/19	7,180,000	6,770,166
Petrobras International
Finance 5.375% 1/27/21	8,139,000	8,217,012
Petrohawk Energy
7.25% 8/15/18	1,975,000	2,147,813
Petroleos Mexicanos
•2.286% 7/18/18	1,690,000	1,744,925
3.50% 7/18/18	1,905,000	1,933,575
3.50% 1/30/23	2,375,000	2,164,746
Plains All American Pipeline
8.75% 5/1/19	7,183,000	9,210,926
Plains Exploration &
Production 6.50% 11/15/20	4,475,000	4,806,566
Pride International
6.875% 8/15/20	18,001,000	21,483,167
#PTT Exploration & Production
144A 3.707% 9/16/18	5,360,000	5,419,207
#Sinopec Capital 2013 144A
1.875% 4/24/18	3,130,000	3,047,481
Talisman Energy 5.50% 5/15/42	14,035,000	13,121,686
Total Capital 2.125% 8/10/18	12,005,000	12,126,971
TransCanada PipeLines
3.80% 10/1/20	132,000	138,684

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines (continued)
•6.35% 5/15/67	12,898,000	$13,320,771
Williams Partners 7.25% 2/1/17	6,510,000	7,585,406
Woodside Finance
#144A 8.125% 3/1/14	6,740,000	6,927,082
#144A 8.75% 3/1/19	4,234,000	5,406,268

		295,728,360

Paper & Forest Products–0.55%
Georgia-Pacific 8.00% 1/15/24	13,854,000	17,846,155
International Paper
6.00% 11/15/41	10,195,000	10,933,781
7.50% 8/15/21	2,925,000	3,604,984

		32,384,920

Pharmaceuticals–0.41%
#Mylan 144A 3.125% 1/15/23	3,760,000	3,426,706
Zoetis
#144A 1.875% 2/1/18	7,750,000	7,679,847
#144A 3.25% 2/1/23	13,950,000	13,306,975

		24,413,528

Real Estate Investment Trusts–2.46%
Alexandria Real Estate Equities
3.90% 6/15/23	3,540,000	3,331,147
4.60% 4/1/22	6,817,000	6,862,763
American Tower Trust I
#144A 1.551% 3/15/18	9,885,000	9,654,650
#144A 3.07% 3/15/23	6,675,000	6,340,556
BRE Properties 3.375% 1/15/23	4,900,000	4,558,622
Corporate Office Properties
3.60% 5/15/23	4,970,000	4,513,883
5.25% 2/15/24	5,560,000	5,717,620
DDR
4.625% 7/15/22	1,885,000	1,922,638
4.75% 4/15/18	3,752,000	4,054,017
7.50% 4/1/17	1,380,000	1,613,315
7.875% 9/1/20	6,092,000	7,466,751
9.625% 3/15/16	478,000	567,261
Digital Realty Trust
5.25% 3/15/21	9,223,000	9,708,849
5.875% 2/1/20	3,674,000	4,046,419
Duke Realty 3.625% 4/15/23	4,790,000	4,463,585
Host Hotels & Resorts
3.75% 10/15/23	4,175,000	3,872,488
4.75% 3/1/23	1,775,000	1,786,518
5.25% 3/15/22	7,671,000	7,975,546
5.875% 6/15/19	2,475,000	2,673,364
Liberty Property 4.40% 2/15/24	5,440,000	5,434,701
National Retail Properties
3.30% 4/15/23	3,685,000	3,355,340
3.80% 10/15/22	2,205,000	2,108,461
ProLogis 4.25% 8/15/23	9,090,000	9,058,985

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Regency Centers
4.80% 4/15/21		2,365,000	$2,489,777
5.875% 6/15/17		2,897,000	3,230,085
UDR
3.70% 10/1/20		2,855,000	2,873,823
4.625% 1/10/22		4,790,000	4,959,585
#WEA Finance 144A 4.625% 5/10/21		5,644,000	5,963,191
Weingarten Realty Investors 3.50% 4/15/23		5,750,000	5,358,057
Weyerhaeuser 4.625% 9/15/23		9,060,000	9,250,405

			145,212,402

Road & Rail–0.33%
Burlington Northern Santa Fe 5.15% 9/1/43		10,545,000	10,645,146
#Korea Expressway 144A 1.875% 10/22/17		4,570,000	4,473,756
Norfolk Southern 4.80% 8/15/43		4,395,000	4,287,828

			19,406,730

Semiconductors & Semiconductor Equipment–0.29%
National Semiconductor 6.60% 6/15/17		10,220,000	11,962,142
#Samsung Electronics America 144A 1.75% 4/10/17		5,285,000	5,278,912

			17,241,054

Software–0.16%
Microsoft 2.125% 11/15/22		5,180,000	4,722,440
Symantec 4.20% 9/15/20		4,670,000	4,814,140

			9,536,580

Specialty Retail–0.51%
Home Depot 3.75% 2/15/24		7,880,000	7,991,604
QVC 4.375% 3/15/23		23,690,000	22,073,110

			30,064,714

Trading Companies & Distributors–0.16%
#Glencore Funding 144A 2.50% 1/15/19		9,835,000	9,230,325

			9,230,325

Wireless Telecommunication Services–0.97%
America Movil SAB de CV 5.00% 3/30/20		12,637,000	13,650,146
#Crown Castle Towers 144A 4.883% 8/15/20		31,285,000	33,247,414
#Millicom International Cellular 144A 4.75% 5/22/20		3,750,000	3,496,875
Telefonica Emisiones SAU 5.289% 12/9/22	GBP	500,000	817,095

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
#VimpelCom 144A 7.748% 2/2/21	5,705,000	$6,161,400

		57,372,930

Total Corporate Bonds (Cost $2,277,352,984)		2,295,451,402

MUNICIPAL BONDS–2.79%
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A 5.00% 4/1/42	4,570,000	4,582,522
Fairfax County, Virginia Series B 5.00% 4/1/24	2,835,000	3,413,057
Grand Parkway Transportation Sub Tier Toll Revenue Series B 5.00% 4/1/53	5,350,000	5,223,901
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	20,379,039
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	6,425,000	7,215,789
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	17,049,556
New Jersey Transportation Trust Fund Authority Transportation Program Series AA 5.00% 6/15/44	4,970,000	5,038,288
New Jersey Transportation Trust Fund Authority Transportation System Series A 5.00% 6/15/42	1,560,000	1,586,302
New York City Transitional Finance Authority Future Tax Secured Revenue NYC Recovery Series 13 5.00% 11/1/22	4,540,000	5,391,704
New York City, New York Series I 5.00% 8/1/22	2,260,000	2,663,839
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	4,399,366

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York Sales Tax Asset Receivables Taxable Series B 4.66% 10/15/14 (NATL-RE) (FGIC)	400,000	$416,748
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bonds Series A2 5.45% 11/15/32	18,055,000	18,941,501
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	21,824,467
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	4,119,613
Prince George’s County, Maryland Consolidated Public Improvement Series A 5.00% 3/1/22	1,545,000	1,858,403
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	13,529,950
State of Georgia Series D 5.00% 2/1/23	4,085,000	4,937,417
State of Maryland Local Facilities Series A 5.00% 8/1/21	3,085,000	3,710,330
State of North Carolina Series C 5.00% 5/1/22	3,065,000	3,700,528
Texas A&M University Financing System
Series D 5.00% 5/15/22	645,000	770,943
Series D 5.00% 5/15/23	690,000	824,246
Texas Private Activity Bond Surface Transportation Senior Lien-NTE Mobility Partners 6.75% 6/30/43 (AMT)	2,365,000	2,456,526
University of Missouri Systems Facilities Revenue Board of Curators Taxable Build America Bonds 5.792% 11/1/41	9,235,000	10,417,357

Total Municipal Bonds (Cost $148,838,461)		164,451,392

NON-AGENCY ASSET-BACKED SECURITIES–4.78%
Ally Master Owner Trust
•Series 2010-4 A 1.252% 8/15/17	5,000,000	5,053,945

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ally Master Owner Trust (continued)
•Series 2011-1 A1 1.052% 1/15/16	4,616,000	$4,623,127
•Series 2013-2 A 0.632% 4/15/18	5,000,000	4,988,510
#•Avenue CLO II Series 2005-2A A1L 144A 0.525% 10/30/17	3,148,694	3,135,532
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	5,356,000	5,432,489
#•BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.582% 9/15/17	10,000,000	10,007,960
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	3,085,000	3,077,679
Capital One Multi-Asset Execution Trust
•Series 2006-A11 A11 0.272% 6/17/19	20,000,000	19,895,700
Series 2007-A7 A7 5.75% 7/15/20	15,284,000	17,712,903
•Series 2013-A2 A2 0.362% 2/15/19	3,500,000	3,493,721
•C-BASS Trust Series 2006-CB6 A23 0.329% 7/25/36	1,802,831	1,443,606
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	4,267,000	4,270,887
Chase Issuance Trust
•Series 2007-B1 B1 0.432% 4/15/19	20,592,000	20,268,191
•Series 2012-A6 A 0.312% 8/15/17	20,575,000	20,547,656
•Series 2013-A3 A3 0.462% 4/15/20	10,000,000	9,924,520
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	1,696,000	1,944,978
#•Citibank Omni Master Trust Series 2009-A14A A14 144A 2.932% 8/15/18	16,272,000	16,612,801
Citicorp Residential Mortgage Securities
•Series 2006-3 A4 5.703% 11/25/36	55,638	55,508
fSeries 2006-3 A5 5.948% 11/25/36	5,708,000	5,430,797
#•Clydesdale CLO 2005 144A 0.528% 12/6/17	17,967,368	17,894,779

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Master Trust Series 2012-A1 A1 0.81% 8/15/17	5,862,000	$5,885,301
#•Dryden XVI-Leveraged Loan CDO 2005 144A 0.506% 10/20/20	13,433,018	13,204,657
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	1,397,568	1,400,041
#FRS I Series 2013-1A A1 144A 1.80% 4/15/43	1,609,041	1,599,947
General Electric Capital Credit Card Master Note Trust
Series 2012-2 A 2.22% 1/18/22	2,225,000	2,231,613
Series 2012-6 A 1.36% 8/17/20	4,960,000	4,905,539
#Golden Credit Card Trust Series 2012-5A A 144A 0.79% 9/15/17	2,420,000	2,421,467
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	4,633,000	4,681,707
#•KKR CLO Trust Series 2013-1A A1 144A 1.453% 7/15/25	10,000,000	9,968,700
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.506% 7/20/22	13,437,465	13,055,169
#•Mayport CLO 144A 0.512% 2/22/20	13,307,757	13,121,981
Mercedes-Benz Auto Lease Trust Series 2013-A A4 0.72% 12/17/18	5,420,000	5,420,829
Mid-State Trust Series 11 A1 4.864% 7/15/38	728,617	777,824
#Navistar Financial Owner Trust Series 2012-A A2 144A 0.85% 3/18/15	2,297,895	2,298,281
#•Telos CLO 2013-4 Series 2013-4A A 144A 1.567% 7/17/24	11,500,000	11,442,500
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.582% 10/15/15	3,022,000	3,043,485
#•Victoria Falls CLO Series 2005-1A A2 144A 0.593% 2/17/17	41,893	41,830
#Volvo Financial Equipment Series 2012-1A A4 144A 1.09% 8/15/17	6,106,000	6,122,669
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15	4,375,000	4,386,283

Total Non-Agency Asset-Backed Securities (Cost $279,834,416)		281,825,112

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.15%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20		162,643	$169,807
•Bank of America Mortgage Securities Series 2004-L 4A1 5.25% 1/25/35		529,729	527,048
Countrywide Alternative Loan Trust Series 2005-57CB 4A3 5.50% 12/25/35		1,432,793	1,206,440
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27		297,178	313,551
•JPMorgan Mortgage Trust Series 2006-A2 3A3 5.207% 4/25/36		2,810,862	2,463,426
Lehman Mortgage Trust Series 2006-1 1A3 5.50% 2/25/36		329,562	275,502
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33		137,784	147,432
MASTR ARM Trust
•Series 2003-6 1A2 2.825% 12/25/33		299,728	303,122
•Series 2005-6 7A1 5.195% 6/25/35		764,932	714,192
•Series 2006-2 4A1 2.65% 2/25/36		557,922	531,287
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		348,724	350,488
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 2.534% 2/25/35		257,171	230,838
•Structured ARM Loan Trust Series 2004-3AC A2 2.378% 3/25/34		168,425	168,472
♦Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		384,141	395,488
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		1,221,557	1,153,716

Total Non-Agency Collateralized Mortgage Obligations (Cost $9,575,439)			8,950,809

ΔREGIONAL BONDS–0.40%
Australia–0.40%
New South Wales Treasury
3.75% 11/20/20	AUD	4,467,000	5,237,244
6.00% 3/1/22	AUD	7,225,000	7,534,788

	Principal Amount°		Value (U.S. $)
ΔREGIONAL BONDS (continued)
Australia (continued)
Queensland Treasury 4.25% 7/21/23	AUD	865,000	$774,264
Victoria Treasury
5.50% 12/17/24	AUD	3,882,000	3,900,842
6.00% 10/17/22	AUD	5,897,000	6,163,277

Total Regional Bonds (Cost $26,337,881)			23,610,415

«SENIOR SECURED LOANS–1.36%
Chrysler Group Tranche B 4.25% 5/24/17		5,949,567	6,014,004
Compass Investors 5.00% 12/14/19		4,793,775	4,817,744
•Davita HealthCare Partners Tranche B2 4.00% 8/1/19		11,910,000	11,984,438
First Data 1st Lien 4.00% 4/5/17		15,000,000	14,905,973
Gray Television 4.75% 10/11/19		2,299,054	2,315,579
Level 3 Financing 4.00% 1/15/20		11,950,000	11,920,125
Level 3 Financing Tranche B2 4.75% 8/1/19		12,000,000	12,016,500
PQ Tranche B 4.50% 8/7/17		4,039,700	4,063,506
Univision Communications Tranche C1 1st Lien 4.50% 2/22/20		11,940,000	11,910,150

Total Senior Secured Loans (Cost $79,718,133)			79,948,019

ΔSOVEREIGN BONDS–0.66%
Armenia–0.07%
#Republic of Armenia 144A 6.00% 9/30/20		4,117,000	4,020,868

			4,020,868

Australia–0.09%
Australia Government Bond 4.00% 8/20/20	AUD	3,014,000	5,167,236

			5,167,236

Brazil–0.07%
#Banco Nacional de Desenvol-vimento Economico e Social 144A 5.75% 9/26/23		3,955,000	3,964,888

			3,964,888

Finland–0.10%
#Finland Government 144A 4.00% 7/4/25	EUR	3,771,000	6,000,989

			6,000,989

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia–0.06%
#Perusahaan Penerbit SBSN Indonesia 144A 6.125% 3/15/19		3,405,000	$3,566,738

			3,566,738

Mexico–0.03%
Mexican Bonos 6.50% 6/9/22	MXN	19,103,000	1,514,701

			1,514,701

New Zealand–0.03%
New Zealand Government Bond 3.00% 4/15/20	NZD	2,384,000	1,829,244

			1,829,244

Paraguay–0.04%
#Republic of Paraguay 144A 4.625% 1/25/23		2,480,000	2,275,400

			2,275,400

Poland–0.05%
Poland Government 4.00% 10/25/23	PLN	3,293,000	1,015,308
Poland Government Bonds 5.75% 10/25/21	PLN	5,329,000	1,869,675

			2,884,983

South Africa–0.12%
South Africa Government 10.50% 12/21/26	ZAR	34,799,000	4,173,328
South Africa Government International Bond 5.875% 9/16/25		2,845,000	2,999,341

			7,172,669

Sweden–0.00%
Sweden Government 3.00% 7/12/16	SEK	1,270,000	206,587

			206,587

Total Sovereign Bonds (Cost $38,273,511)			38,604,303

SUPRANATIONAL BANKS–0.05%
International Bank for Reconstruction & Development
3.25% 12/15/17	SEK	620,000	101,256
3.375% 4/30/15	NOK	17,480,000	2,969,481

Total Supranational Banks (Cost $3,287,834)			3,070,737

U.S. TREASURY OBLIGATIONS–11.82%
U.S. Treasury Bonds ¥2.75% 11/15/42		79,810,000	66,073,981

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.875% 5/15/43	34,615,000	$29,384,881
U.S. Treasury Notes
0.25% 7/31/15	161,175,000	161,064,756
1.50% 8/31/18	205,785,000	207,175,695
2.50% 8/15/23	236,000,000	233,621,592

Total U.S. Treasury Obligations (Cost $703,280,084)		697,320,905

	Number of Shares
PREFERRED STOCK–0.40%
Alabama Power 5.625%	137,242	3,197,736
BB&T 5.85%	99,980	2,146,572
•Integrys Energy Group 6.00%	285,850	6,951,872
National Retail Properties 5.70%	147,630	2,906,831
Public Storage 5.20%	125,605	2,534,709
U.S. Bancorp 5.15%	124,004	2,605,329
Wells Fargo 5.20%	167,207	3,514,697

Total Preferred Stock (Cost $26,852,374)		23,857,746

MONEY MARKET FUND–0.07%
Dreyfus Treasury & Agency Cash Management Fund	3,952,439	3,952,439

Total Money Market Fund (Cost $3,952,439)		3,952,439

	Principal Amount°
SHORT-TERM INVESTMENTS–28.80%
Certificates of Deposit–5.42%
Banco Estado Chile
0.20% 1/23/14	15,000,000	14,998,563
0.24% 3/6/14	25,000,000	24,997,818
0.26% 12/19/13	24,500,000	24,502,168
Bank of Montreal Chicago 0.07% 10/1/13	65,250,000	65,249,980
Bank of Nova Scotia Hous
0.14% 11/8/13	50,000,000	50,001,080
0.21% 3/25/14	18,725,000	18,723,171
Chase Bank USA 0.22% 12/4/13	50,000,000	50,005,405
Lloyds TSB Bank 0.27% 12/18/13	2,500,000	2,500,493
Societe Generale 0.38% 12/27/13	4,500,000	4,501,756
Toronto Dominion Bank NY 0.16% 12/18/13	39,285,000	39,287,585

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Certificates of Deposit (continued)
Toronto Dominion Bank NY (continued)
0.23% 11/4/13	24,685,000	$24,688,357

		319,456,376

≠Discount Note–0.66%
Federal Home Loan Bank 0.00% 10/1/13	39,045,000	39,045,000

		39,045,000

≠Discounted Commercial Paper–22.72%
Abbey National North America
×0.08% 10/1/13	75,000,000	75,000,000
0.38% 12/19/13	5,000,000	4,997,522
Barclays US Funding 0.27% 12/23/13	4,500,000	4,497,837
BNP Paribas Canada ×0.14% 10/1/13	68,455,000	68,455,000
BNP Paribas Finance 0.39% 12/20/13	4,500,000	4,498,066
Brown University 0.13% 11/6/13	11,500,000	11,498,850
Coca-Cola
0.14% 3/6/14	16,150,000	16,141,197
0.21% 2/3/14	50,000,000	49,981,800
Cornell University 0.15% 3/11/14	6,800,000	6,795,444
CPPIB Capital 0.19% 10/21/13	40,000,000	39,997,432
Credit Suisse New York 0.27% 10/8/13	25,000,000	24,999,165
DNB Bank
0.17% 12/20/13	15,000,000	14,993,993
0.36% 12/9/13	50,650,000	50,633,883
Duke University 0.13% 11/19/13	15,000,000	14,996,937
Emory University ×0.08% 10/4/13	11,000,000	11,000,000
Exxon Mobil 0.06% 10/22/13	34,400,000	34,397,647
General Electric 0.03% 10/7/13	50,000,000	49,999,415
General Electrical Capital 0.12% 12/9/13	22,840,000	22,835,560
Glaxosmithkline Finance 0.14% 10/31/13	65,000,000	64,990,991
Honeywell International 0.12% 2/27/14	50,000,000	49,968,750
Johnson & Johnson 0.06% 10/16/13	56,390,000	56,389,498
JPMorgan Chase 0.24% 12/19/13	2,500,000	2,499,224

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
JPMorgan Chase (continued)
0.30% 2/20/14	50,000,000	$49,960,145
KFW 0.14% 11/21/13	24,195,000	24,192,600
Koch Resources 0.12% 10/15/13	65,000,000	64,997,290
Lehigh University 0.13% 11/21/13	5,000,000	4,998,924
Nordea Bank
0.18% 1/3/14	15,000,000	14,995,040
0.25% 1/23/14	50,000,000	49,976,895
Philip Morris International
0.08% 10/23/13	22,035,000	22,032,973
0.08% 12/2/13	28,220,000	28,210,518
Procter & Gamble 0.14% 11/6/13	12,900,000	12,899,668
Rabobank USA Financing 0.23% 3/5/14	20,510,000	20,492,402
Schlumberger Investment 0.14% 12/17/13	23,500,000	23,489,714
Skandinav Enskilda Bank
0.18% 12/19/13	35,000,000	34,987,323
0.27% 3/10/14	28,990,000	28,955,644
Societe Generale North America 0.25% 10/31/13	25,535,000	25,533,322
Standard Chartered Bank
0.24% 12/23/13	4,500,000	4,498,257
0.25% 1/24/14	17,500,000	17,488,930
0.28% 2/24/14	30,000,000	29,968,884
Svenska Handelsbank 0.21% 11/14/13	35,715,000	35,707,857
Total Capital Canada 0.20% 4/11/14	48,590,000	48,531,648
Toyota Motor Credit
0.19% 4/17/14	30,000,000	29,964,180
0.22% 1/16/14	35,000,000	34,983,410
UBS Finance Delaware 0.23% 12/20/13	2,500,000	2,499,100
Unilever Capital 0.13% 12/12/13	5,000,000	4,998,986
University of Chicago
0.12% 12/11/13	8,900,000	8,897,864
0.13% 10/10/13	28,100,000	28,099,157
Wal-Mart Stores 0.05% 10/28/13	8,980,000	8,979,860

		1,339,908,802

Total Short Term Investments (Cost $1,698,342,910)		1,698,410,178

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–126.59% (Cost $7,396,547,887)	7,465,739,121
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(26.59%)	(1,568,172,013)

NET ASSETS APPLICABLE TO 432,392,606 SHARES OUTSTANDING–100.00%	$5,897,567,108

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate value of Rule 144A securities was $822,326,265, which represents 13.94% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of September 30, 2013. Interest rates reset periodically.
*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
¿	PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2013.
×	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2013, the aggregate value of these securites was $154,455,000, which represented 2.62% of the Fund’s net assets. See Note 4 in “Notes.”
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	2,809,729	USD	(2,650,080)	10/31/13	$(34,440)
BAML	CAD	4,466,260	USD	(4,335,880)	10/31/13	(3,279)
BAML	JPY	(439,168,709)	USD	4,446,062	10/31/13	(23,127)
BAML	MYR	5,569,246	USD	(1,746,393)	10/31/13	(40,650)
CITI	AUD	(6,134,512)	USD	5,779,361	10/31/13	68,604
GSC	GBP	(4,185,217)	USD	6,709,698	10/31/13	(63,988)
GSC	PLN	17,091,289	USD	(5,441,353)	10/31/13	18,824
HSBC	EUR	40,930	USD	(55,207)	10/31/13	170
HSBC	JPY	295,586,200	USD	(2,992,642)	10/31/13	15,384
HSBC	MYR	4,732,114	USD	(1,484,678)	10/31/13	(35,331)
HSBC	PHP	63,180,472	USD	(1,484,678)	10/31/13	(30,976)
JPMC	EUR	(2,215,954)	USD	2,990,652	10/31/13	(7,446)
MSC	AUD	(15,046,637)	USD	14,177,784	10/31/13	170,529
TD	CAD	199,341	USD	(193,599)	10/31/13	(224)
TD	GBP	6,023,468	USD	(9,656,589)	10/31/13	92,268
TD	IDR	40,914,803,430	USD	(3,680,498)	10/31/13	(207,108)
TD	JPY	(19,876,142)	USD	201,316	10/31/13	(953)
TD	ZAR	(42,950,794)	USD	4,271,373	10/31/13	17,478
UBS	MXN	(24,951,799)	USD	1,910,332	10/1/13	4,263

						$(60,002)

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,640	U.S. Treasury 5 yr Notes	$196,572,647	$198,516,875	1/7/14	$1,944,228
(1,354)	U.S. Treasury 10 yr Notes	(166,719,740)	(171,132,906)	1/1/14	(4,413,166)

		$29,852,907			$(2,468,938)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
DB	CDX.EM.20	32,130,000	5.00%	12/20/18	$249,925

					$249,925

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CITI–Citigroup Global Markets

CLO–Collateralized Loan Obligation

DB–Deutsche Bank

EUR–European Monetary Unit

FGIC–Insured by Financial Guaranty Insurance Company

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesia Rupiah

JPMC–JPMorgan Chase Bank

JPY– Japanese Yen

MASTR–Mortgage Asset Securitization Transaction, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NATL-RE–Insured by National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

NOK–Norwegian Krone

NZD–New Zealand Dollar

PHP–Philippine Peso

REMIC–Real Estate Mortgage Investment Conduit

PLN–Polish Zloty

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Bond Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Notes (continued)

1. Significant Accounting Policies (continued)

or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$7,402,986,951

Aggregate unrealized appreciation	$142,125,231
Aggregate unrealized depreciation	(79,373,061)

Net unrealized appreciation	$62,752,170

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.”

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$2,425,619,085	$11,442,500	$2,437,061,585
Corporate Debt	—	2,375,399,421	—	2,375,399,421
Foreign Debt	—	65,285,455	—	65,285,455
Money Market Fund	3,952,439	—	—	3,952,439
Municipal Bonds	—	164,451,392	—	164,451,392
U.S. Treasury Obligation	—	697,320,905	—	697,320,905
Short-Term Investments	—	1,698,410,178	—	1,698,410,178
Preferred Stock	23,857,746	—	—	23,857,746

Total	$27,810,185	$7,426,486,436	$11,442,500	$7,465,739,121

Foreign Currency Exchange Contracts	$—	$(60,002)	$—	$(60,002)

Futures Contracts	$(2,468,938)	$—	$—	$(2,468,938)

Swap Contracts	$—	$249,925	$—	$249,925

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended September 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Notes (continued)

3. Derivatives (continued)

the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options the Fund is subject to counterparty risk. No options written were outstanding at September 30, 2013.

Swap Contracts–The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at September 30, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2013, net unrealized appreciation of CDS contracts was $249,925. If a credit event had occurred for all open swap transactions where collateral posting was required as of September 30, 2013, the Fund would have received $32,130,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Notes (continued)

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. As of September 30, 2013, no securities have been determined to be illiquid. Section 4(2) and Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Bond Fund–22

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.55%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	6,315	$7,267
•Series 2005-106 QF 0.689% 12/25/35	2,710,619	2,725,272
•Series 2006-40 F 0.479% 5/25/36	266,901	266,665
Freddie Mac REMICs
•Series 3152 JF 0.632% 8/15/35	263,629	264,672
•Series 3311 VF 0.422% 5/15/37	527,154	525,516
•Series 3780 LF 0.582% 3/15/29	53,201	53,256
•Series 3800 AF 0.682% 2/15/41	781,146	784,775
•GNMA Series 2010-46 MF 0.582% 5/16/34	563,090	565,849

Total Agency Collateralized Mortgage Obligations (Cost $5,168,190)		5,193,272

CONVERTIBLE BONDS–0.60%
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	1,019,000	936,206
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	21,000	20,738
Headwaters 2.50% exercise price $29.48, expiration date 2/1/14	25,000	24,938
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	815,000	891,406
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	38,000	39,116
Linear Technology 3.00%exercise price $41.46, expiration date 4/30/27	410,000	437,419
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	669,000	685,307
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	150,000	191,344
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	42,000	121,931
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	323,000	328,047

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	200,000	$196,000
PHH 4.00% exercise price $25.80, expiration date 8/27/14	990,000	1,080,956
SanDisk 1.50% exercise price $52.17, expiration date 8/11/17	300,000	398,250
Steel Dynamics 5.125% exercise price $17.17, expiration date 6/15/14	35,000	38,325
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	248,000	253,115

Total Convertible Bonds (Cost $5,232,692)		5,643,098

	Number of Shares
CONVERTIBLE PREFERRED STOCK–0.00%
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	100	2,866

Total Convertible Preferred Stock (Cost $2,456)		2,866

	Principal Amount°
CORPORATE BONDS–69.29%
Aerospace & Defense–1.10%
• Boeing 0.276% 11/3/14	1,900,000	1,900,960
Precision Castparts 1.25% 1/15/18	5,300,000	5,172,885
• United Technologies 0.76% 6/1/15	3,250,000	3,272,955

		10,346,800

Air Freight & Logistics–0.11%
United Parcel Service 5.125% 4/1/19	925,000	1,063,550

		1,063,550

Auto Components–0.18%
Delphi 6.125% 5/15/21	1,200,000	1,317,000
Nucor 4.00% 8/1/23	430,000	421,678

		1,738,678

Automobiles–1.01%
Daimler Finance North America
#•144A 0.87% 1/9/15	1,150,000	1,154,429
#•144A 1.125% 8/1/18	1,290,000	1,298,225
#144A 2.25% 7/31/19	5,200,000	5,098,085

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Automobiles (continued)
#General Motors 144A 3.50% 10/2/18	865,000	$867,163
#•Volkswagen International Finance 144A 1.00% 3/21/14	1,100,000	1,104,314

		9,522,216

Beverages–3.82%
#Anadolu Efes 144A 3.375% 11/1/22	330,000	271,425
•Anheuser-Busch InBev Worldwide 0.628% 7/14/14	2,200,000	2,204,886
•Coca-Cola Enterprises 0.563% 2/18/14	2,330,000	2,332,244
#Coca-Cola Icecek AS 144A 4.75% 10/1/18	800,000	808,104
Constellation Brands
3.75% 5/1/21	345,000	319,556
4.25% 5/1/23	230,000	211,600
#Heineken 144A 1.40% 10/1/17	3,255,000	3,203,226
PepsiCo
•0.472% 2/26/16	4,925,000	4,930,368
4.50% 1/15/20	2,000,000	2,207,646
Pernod-Ricard
#144A 2.95% 1/15/17	4,450,000	4,620,377
#144A 5.75% 4/7/21	4,885,000	5,457,644
SABMiller Holdings
#•144A 0.955% 8/1/18	4,020,000	4,049,543
#144A 1.85% 1/15/15	5,250,000	5,316,869

		35,933,488

Biotechnology–0.71%
Amgen
3.875% 11/15/21	2,390,000	2,426,125
4.10% 6/15/21	505,000	522,629
Celgene 4.00% 8/15/23	1,670,000	1,666,912
Edwards Lifesciences 2.875% 10/15/18	1,285,000	1,281,430
Genzyme 3.625% 6/15/15	700,000	735,395

		6,632,491

Capital Markets–1.76%
#Banco BTG Pactual 144A 4.00% 1/16/20	375,000	336,563
Bank of New York Mellon
•1.112% 11/24/14	500,000	504,353
•4.50% 12/31/49	500,000	433,750
•Goldman Sachs Group 1.465% 4/30/18	4,290,000	4,304,329
Jefferies Group 5.125% 1/20/23	1,695,000	1,711,448
Lazard Group 6.85% 6/15/17	915,000	1,037,974
Morgan Stanley
•1.512% 2/25/16	2,370,000	2,392,233
•1.546% 4/25/18	3,265,000	3,280,172

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
State Street 3.10% 5/15/23		2,725,000	$2,546,864

			16,547,686

Chemicals–0.46%
#Alpek 144A 4.50% 11/20/22		810,000	755,325
CF Industries
6.875% 5/1/18		1,240,000	1,458,300
7.125% 5/1/20		500,000	586,969
Dow Chemical 8.55% 5/15/19		475,000	606,506
LyondellBasell Industries 5.75% 4/15/24		840,000	941,365

			4,348,465

Commercial Banks–9.91%
•Abbey National Treasury Services 1.844% 4/25/14		1,360,000	1,370,686
#Banco de Costa Rica 144A 5.25% 8/12/18		810,000	822,555
#Banco do Brasil 144A 3.75% 7/25/18	EUR	755,000	1,028,807
BanColombia 5.95% 6/3/21		555,000	566,100
#•Bank Nederlandse Gemeenten 144A 0.436% 7/18/16		3,576,000	3,575,156
Bank of Montreal
•0.734% 4/29/14		1,125,000	1,128,161
•0.788% 7/15/16		2,320,000	2,330,577
Bank of Nova Scotia
•0.654% 3/15/16		2,100,000	2,103,963
•0.788% 7/15/16		4,860,000	4,880,815
Barclays Bank 7.625% 11/21/22		600,000	596,250
•BB&T 1.114% 6/15/18		3,635,000	3,657,686
BBVA US Senior 4.664% 10/9/15		270,000	281,260
Branch Banking & Trust
•0.562% 5/23/17		2,575,000	2,541,914
•0.574% 9/13/16		1,755,000	1,734,600
#•CoBank 144A 0.854% 6/15/22		425,000	377,604
#Credit Suisse 144A 6.50% 8/8/23		945,000	958,194
•Fifth Third Bancorp 5.10% 12/31/49		650,000	567,125
•Fifth Third Bank 0.672% 2/26/16		6,390,000	6,380,351
HSBC Bank
#•144A 0.904% 5/15/18		2,800,000	2,805,771
#144A 4.75% 1/19/21		2,615,000	2,830,314
ING Bank
#•144A 1.891% 9/25/15		1,500,000	1,532,616
#144A 5.80% 9/25/23		1,535,000	1,553,260
Morgan Stanley 4.10% 5/22/23		980,000	915,847
#•National Australia Bank 144A 0.989% 4/11/14		1,110,000	1,114,093
•National City Bank 0.628% 6/7/17		3,360,000	3,305,256

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
#•Nederlandse Waterschapsbank 144A 0.314% 10/27/14	2,700,000	$2,701,218
PNC Bank 3.80% 7/25/23	2,790,000	2,735,584
•PNC Financial Services Group 4.85% 5/29/49	405,000	349,313
•PNC Funding 0.466% 1/31/14	870,000	870,390
Regions Financial
2.00% 5/15/18	540,000	524,728
5.75% 6/15/15	385,000	412,700
Royal Bank of Canada
•0.628% 3/8/16	1,755,000	1,759,124
•0.714% 9/9/16	2,490,000	2,500,553
•0.965% 10/30/14	2,100,000	2,115,968
#Russian Agricultural Bank OJSC Via RSHB Capital 144A 5.10% 7/25/18	585,000	594,506
Santander Holdings USA 3.45% 8/27/18	940,000	961,080
#Sberbank of Russia 144A 4.95% 2/7/17	600,000	634,500
#•Standard Chartered 144A 1.215% 5/12/14	1,300,000	1,306,585
•SunTrust Bank 0.552% 8/24/15	1,415,000	1,400,894
SVB Financial Group 5.375% 9/15/20	310,000	342,174
•Svenska Handelsbanken 0.70% 3/21/16	1,385,000	1,388,993
•Toronto-Dominion Bank 0.815% 4/30/18	2,800,000	2,809,509
•Union Bank 1.00% 9/26/16	5,000,000	5,034,615
•USB Capital IX 3.50% 10/29/49	465,000	358,050
VEB Finance
#144A 5.375% 2/13/17	730,000	774,530
#144A 6.025% 7/5/22	370,000	382,950
Wells Fargo
•0.794% 7/20/16	5,500,000	5,523,705
•0.895% 4/23/18	6,500,000	6,516,081
4.125% 8/15/23	700,000	686,770
Zions Bancorp
4.50% 3/27/17	200,000	210,164
7.75% 9/23/14	1,260,000	1,336,511

		93,190,156

Commercial Services & Supplies–0.45%
Broadridge Financial Solutions 3.95% 9/1/20	530,000	535,984
International Lease Finance
•2.204% 6/15/16	2,725,000	2,725,000
5.875% 4/1/19	105,000	109,842
6.25% 5/15/19	796,000	839,780

		4,210,606

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers & Peripherals–2.00%
•Apple 0.516% 5/3/18	11,530,000	$11,496,321
EMC 2.65% 6/1/20	2,575,000	2,552,832
NetApp 2.00% 12/15/17	4,780,000	4,710,637

		18,759,790

Construction & Engineering–0.04%
URS
#•144A 4.35% 4/1/17	160,000	163,619
#144A 5.50% 4/1/22	200,000	201,563

		365,182

Construction Materials–0.39%
#•Cemex 144A 5.018% 10/15/18	2,965,000	2,989,017
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	650,000	702,000

		3,691,017

Consumer Finance–2.74%
•Caterpillar Financial Services 0.502% 2/26/16	4,420,000	4,425,021
•Ford Motor Credit 1.516% 5/9/16	7,800,000	7,911,298
John Deere Capital 0.95% 6/29/15	1,500,000	1,510,377
PACCAR Financial
•0.386% 5/5/15	1,350,000	1,349,681
•0.51% 6/5/14	1,830,000	1,833,497
•0.536% 2/8/16	2,800,000	2,804,360
Toyota Motor Credit
•0.406% 3/10/15	1,445,000	1,446,228
•0.435% 1/23/15	3,145,000	3,151,032
•0.553% 5/17/16	1,300,000	1,304,260

		25,735,754

Containers & Packaging–0.13%
Rock Tenn
3.50% 3/1/20	490,000	485,207
4.00% 3/1/23	790,000	766,892

		1,252,099

Diversified Financial Services–5.58%
#•American Honda Finance 144A 0.637% 5/26/16	6,070,000	6,087,749
Bank of America
•0.528% 10/14/16	1,350,000	1,326,100
•1.32% 3/22/18	4,800,000	4,820,136
3.875% 3/22/17	365,000	388,527
•5.20% 12/29/49	790,000	695,200
#CDP Financial 144A 4.40% 11/25/19	600,000	666,557
Citigroup 5.50% 9/13/25	885,000	912,170
ERAC USA Finance #144A
4.50% 8/16/21	2,650,000	2,769,136

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
ERAC USA Finance (continued) #144A
5.25% 10/1/20	730,000	$811,413
General Electric Capital
•0.646% 5/5/26	2,000,000	1,845,744
•1.254% 3/15/23	2,450,000	2,431,691
#144A 3.80% 6/18/19	250,000	261,823
4.375% 9/16/20	135,000	143,843
6.00% 8/7/19	1,470,000	1,712,904
•7.125% 12/15/49	400,000	436,680
#•HBOS Capital Funding 144A 6.071% 6/29/49	3,125,000	3,074,219
#Hyundai Capital America 144A 4.00% 6/8/17	890,000	942,010
•JPMorgan Chase 5.15% 12/29/49	100,000	88,000
•JPMorgan Chase Bank 0.584% 6/13/16	7,955,000	7,869,929
National Rural Utilities Cooperative Finance
•0.494% 4/4/14	1,750,000	1,751,999
•0.509% 5/27/16	9,925,000	9,944,939
•4.75% 4/30/43	580,000	537,950
#Temasek Financial I 144A 2.375% 1/23/23	750,000	688,304
#Tenedora Nemak 144A 5.50% 2/28/23	480,000	454,800
#Uralkali OJSC via Uralkali Finance 144A 3.723% 4/30/18	425,000	404,168
#•USB Realty 144A 1.415% 12/22/49	1,600,000	1,376,000

		52,441,991

Diversified Telecommunication Services–3.22%
•AT&T 0.65% 2/12/16	6,200,000	6,191,618
#Brasil Telecom 144A 5.75% 2/10/22	380,000	336,300
•British Telecommunications 1.377% 12/20/13	2,000,000	2,004,462
CenturyLink 5.80% 3/15/22	1,395,000	1,321,763
#Digicel 144A 6.00% 4/15/21	435,000	409,988
#Digicel Group 144A 10.50% 4/15/18	970,000	1,052,450
#Lynx II 144A 6.375% 4/15/23	205,000	205,000
#Qtel International Finance 144A 3.25% 2/21/23	230,000	209,346
Qwest 6.75% 12/1/21	165,000	177,476
#SBA Tower Trust 144A 2.24% 4/15/18	465,000	459,633
#SES 144A 3.60% 4/4/23	1,290,000	1,221,120
#Telefonica Chile 144A 3.875% 10/12/22	800,000	714,196
Telefonica Emisiones 3.192% 4/27/18	1,860,000	1,837,176

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Telemar Norte Leste 144A 5.50% 10/23/20	215,000	$191,350
Verizon Communications
#•144A 0.459% 3/6/15	1,360,000	1,356,703
2.00% 11/1/16	1,255,000	1,272,706
•2.002% 9/14/18	7,410,000	7,800,878
5.15% 9/15/23	1,195,000	1,283,293
Virgin Media Secured Finance 6.50% 1/15/18	1,500,000	1,565,625
#Vivendi 144A 6.625% 4/4/18	575,000	650,930

		30,262,013

Electric Utilities–4.19%
#American Transmission Systems 144A 5.25% 1/15/22	1,040,000	1,121,532
•Duke Energy Indiana 0.619% 7/11/16	4,530,000	4,543,110
•Duke Energy Ohio 0.399% 3/6/15	3,235,000	3,237,135
#•Electricite de France 144A 5.25% 12/29/49	1,500,000	1,421,412
#•Enel SpA 144A 8.75% 9/24/73	445,000	451,554
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,058,162
Entergy Mississippi 3.10% 7/1/23	250,000	234,444
#Eskom Holdings SOC 144A 6.75% 8/6/23	665,000	686,746
•Georgia Power 0.574% 3/15/16	5,400,000	5,400,999
Great Plains Energy
4.85% 6/1/21	780,000	834,373
5.292% 6/15/22	1,040,000	1,124,960
#Jersey Central Power & Light 144A 4.70% 4/1/24	3,620,000	3,672,877
LG&E & KU Energy
3.75% 11/15/20	1,015,000	1,029,411
4.375% 10/1/21	700,000	726,438
NextEra Energy Capital Holdings
1.20% 6/1/15	1,000,000	1,005,764
3.625% 6/15/23	375,000	356,730
•6.35% 10/1/66	1,000,000	1,010,681
•NSTAR Electric 0.503% 5/17/16	1,750,000	1,745,723
NV Energy 6.25% 11/15/20	800,000	935,077
Pennsylvania Electric 5.20% 4/1/20	500,000	541,679
•PPL Capital Funding 6.70% 3/30/67	200,000	204,157
•Southern California Edison 0.301% 10/1/14	5,000,000	5,001,240

		39,344,204

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services–1.29%
•BP Capital Markets 0.856% 3/11/14	1,955,000	$1,960,484
Halliburton 3.50% 8/1/23	4,295,000	4,265,828
#Nabors Industries 144A 5.10% 9/15/23	845,000	860,003
Noble Holding International 3.05% 3/1/16	1,300,000	1,340,999
#•Schlumberger Investment 144A 0.806% 9/12/14	3,710,000	3,727,585

		12,154,899

Food & Staples Retailing–0.47%
•Walgreen 0.754% 3/13/14	4,400,000	4,406,864

		4,406,864

Food Products–2.48%
#BFF International 144A 7.25% 1/28/20	255,000	283,050
BRF-Brasil Foods
#144A 3.95% 5/22/23	620,000	534,750
#144A 5.875% 6/6/22	450,000	448,875
•Campbell Soup 0.565% 8/1/14	2,970,000	2,973,534
#Cosan Luxembourg 144A 5.00% 3/14/23	610,000	550,525
#ESAL 144A 6.25% 2/5/23	735,000	652,313
General Mills
•0.564% 1/29/16	1,730,000	1,732,265
•0.613% 5/16/14	2,775,000	2,779,987
Ingredion 1.80% 9/25/17	1,500,000	1,480,389
•Kellogg 0.495% 2/13/15	6,480,000	6,490,420
Kraft Foods 5.375% 2/10/20	405,000	457,937
Kraft Foods Group
1.625% 6/4/15	3,250,000	3,301,997
3.50% 6/6/22	810,000	801,467
5.375% 2/10/20	445,000	507,295
#Want Want China Finance 144A 1.875% 5/14/18	355,000	339,835

		23,334,639

Gas Utilities–0.16%
#Korea Gas 144A 2.875% 7/29/18	565,000	565,273
National Fuel Gas 3.75% 3/1/23	950,000	914,712

		1,479,985

Health Care Equipment & Supplies–1.49%
•Baxter International 0.426% 12/11/14	6,630,000	6,634,601
Boston Scientific
2.65% 10/1/18	5,565,000	5,573,910
6.00% 1/15/20	465,000	532,508
#CareFusion 144A 3.30% 3/1/23	765,000	718,036

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Covidien International Finance 2.95% 6/15/23	540,000	$510,505

		13,969,560

Health Care Providers & Services–0.48%
Laboratory Corporation of America Holdings 2.20% 8/23/17	210,000	210,274
•Quest Diagnostics 1.10% 3/24/14	2,580,000	2,587,632
WellPoint 2.375% 2/15/17	1,700,000	1,730,959

		4,528,865

Hotels, Restaurants & Leisure–0.36%
Carnival 1.20% 2/5/16	1,445,000	1,436,753
International Game Technology 5.35% 10/15/23	1,045,000	1,069,571
Marriott International 3.375% 10/15/20	760,000	758,700
Wyndham Worldwide 4.25% 3/1/22	155,000	152,922

		3,417,946

Household Products–0.29%
Energizer Holdings 4.70% 5/24/22	735,000	746,325
•Kimberly-Clark 0.384% 5/15/16	1,950,000	1,952,853

		2,699,178

Independent Power Producers & Energy Traders–0.25%
Exelon Generation
4.00% 10/1/20	1,150,000	1,151,931
4.25% 6/15/22	1,225,000	1,208,091

		2,360,022

Industrial Conglomerates–0.03%
Tyco Electronics Group 1.60% 2/3/15	265,000	267,066

		267,066

Insurance–3.07%
American International Group 8.25% 8/15/18	1,500,000	1,874,123
•Berkshire Hathaway Finance 0.599% 1/10/14	1,480,000	1,481,381
•Chubb 6.375% 3/29/67	1,045,000	1,125,988
ING US 2.90% 2/15/18	995,000	1,000,078
Liberty Mutual Group
#144A 4.25% 6/15/23	1,975,000	1,930,017
#144A 4.95% 5/1/22	365,000	378,087
#•Metropolitan Life Global Funding I 144A 0.798% 7/15/16	4,500,000	4,513,055

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
#New York Life Global Funding 144A 1.65% 5/15/17	1,000,000	$998,784
#•Pricoa Global Funding I 144A 0.532% 8/19/15	2,000,000	2,000,220
#•Principal Life Global Funding II 144A 0.632% 5/27/16	3,170,000	3,178,863
Prudential Financial
•1.044% 8/15/18	6,610,000	6,627,345
•5.625% 6/15/43	630,000	596,534
•5.875% 9/15/42	565,000	556,525
•XL Group 6.50% 12/31/49	530,000	510,125
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	2,000,000	2,125,000

		28,896,125

Internet Software & Services–0.41%
Amazon.com 2.50% 11/29/22	1,805,000	1,648,310
Baidu 3.25% 8/6/18	1,445,000	1,447,954
eBay 2.60% 7/15/22	275,000	256,174
#Tencent Holdings 144A 3.375% 3/5/18	500,000	507,098

		3,859,536

IT Services–1.55%
Fidelity National Information Services 3.50% 4/15/23	615,000	554,304
International Business Machines
1.25% 2/6/17	4,385,000	4,402,965
1.25% 2/8/18	585,000	575,592
Total System Services 2.375% 6/1/18	2,875,000	2,807,780
Western Union
•1.262% 8/21/15	3,705,000	3,721,973
2.875% 12/10/17	2,455,000	2,510,527

		14,573,141

Life Sciences Tools & Services–0.06%
Thermo Fisher Scientific 3.20% 5/1/15	525,000	542,449

		542,449

Machinery–0.64%
Cummins 3.65% 10/1/23	1,330,000	1,341,744
•Eaton 0.584% 6/16/14	1,750,000	1,751,278
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	2,945,000	2,930,452

		6,023,474

Marine–0.08%
#DP World Sukuk 144A 6.25% 7/2/17	660,000	724,350

		724,350

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–1.56%
CC Holdings 3.849% 4/15/23	120,000	$108,418
#Columbus International 144A 11.50% 11/20/14	985,000	1,063,800
COX Communications
#144A 3.25% 12/15/22	835,000	742,930
#144A 6.25% 6/1/18	350,000	394,016
Historic TW 6.875% 6/15/18	430,000	516,834
Myriad International Holdings
#144A 6.00% 7/18/20	420,000	443,100
#144A 6.375% 7/28/17	745,000	813,913
#•NBCUniversal Enterprise 144A 0.953% 4/15/18	7,085,000	7,126,568
NBCUniversal Media 5.15% 4/30/20	450,000	511,005
#News America 144A 4.00% 10/1/23	305,000	305,942
#Sirius XM Radio 144A 4.625% 5/15/23	865,000	791,475
Time Warner Cable
5.85% 5/1/17	1,240,000	1,349,578
8.25% 4/1/19	400,000	463,561

		14,631,140

Metals & Mining–0.67%
ArcelorMittal 10.35% 6/1/19	415,000	512,525
Barrick Gold 4.10% 5/1/23	695,000	613,191
BHP Billiton Finance USA 3.25% 11/21/21	155,000	154,094
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	915,000	845,222
#Gerdau Trade 144A 4.75% 4/15/23	580,000	517,650
#Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 144A 6.25% 5/20/15	345,000	363,975
•Rio Tinto Finance USA 1.094% 6/17/16	1,975,000	1,985,904
Teck Resources 3.75% 2/1/23	595,000	548,763
Vale Overseas 5.625% 9/15/19	315,000	343,614
#Vedanta Resources 144A 6.00% 1/31/19	450,000	429,750

		6,314,688

Multi-Utilities–1.18%
Ameren Illinois 9.75% 11/15/18	385,000	516,841
CenterPoint Energy 6.50% 5/1/18	850,000	1,003,665
#GDF Suez 144A 1.625% 10/10/17	1,775,000	1,769,329
•Integrys Energy Group 6.11% 12/1/66	870,000	879,325

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
NiSource Finance
3.85% 2/15/23	260,000	$254,536
5.45% 9/15/20	570,000	628,636
SCANA 4.125% 2/1/22	1,080,000	1,056,312
Sempra Energy
•1.014% 3/15/14	3,675,000	3,684,610
2.875% 10/1/22	495,000	460,670
•Wisconsin Energy 6.25% 5/15/67	856,000	873,820

		11,127,744

Office Electronics–0.00%
Xerox 6.35% 5/15/18	40,000	45,987

		45,987

Oil, Gas & Consumable Fuels–6.14%
Apache 1.75% 4/15/17	730,000	736,644
#CNOOC Curtis Funding 144A 4.50% 10/3/23	355,000	357,964
#CNOOC Finance 2012 144A 3.875% 5/2/22	360,000	351,577
CNOOC Finance 2013 3.00% 5/9/23	565,000	508,863
Continental Resources 4.50% 4/15/23	755,000	744,619
Ecopetrol
4.25% 9/18/18	860,000	886,875
7.625% 7/23/19	590,000	700,625
El Paso Pipeline Partners Operating 6.50% 4/1/20	1,695,000	1,957,603
Enbridge
•0.898% 10/1/16	5,230,000	5,238,499
4.00% 10/1/23	645,000	646,994
•Enbridge Energy Partners 8.05% 10/1/37	1,090,000	1,228,578
Energy Transfer Partners
3.60% 2/1/23	945,000	881,968
4.15% 10/1/20	3,485,000	3,586,894
Enterprise Products Operating
3.20% 2/1/16	50,000	52,502
•7.034% 1/15/68	995,000	1,107,969
#Gazprom Neft Capital 144A 4.375% 9/19/22	460,000	425,500
#Gazprom OAO Via Gaz Capital 144A 4.95% 5/23/16	400,000	423,000
#KazMunayGas National JSC 144A 9.125% 7/2/18	750,000	921,563
Kinder Morgan Energy Partners
4.15% 2/1/24	1,910,000	1,878,059
6.00% 2/1/17	775,000	878,997
Lukoil International Finance 6.125% 11/9/20	610,000	652,700

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration 5.625% 7/1/24	430,000	$418,175
ONGC Videsh 2.50% 5/7/18	760,000	706,602
#Pacific Rubiales Energy 144A 7.25% 12/12/21	610,000	643,550
Pertamina Persero
#144A 4.30% 5/20/23	235,000	202,100
#144A 4.875% 5/3/22	555,000	503,663
•Petrobras Global Finance 2.408% 1/15/19	4,465,000	4,391,328
Petrobras International Finance 5.375% 1/27/21	37,000	37,355
Petrohawk Energy
7.25% 8/15/18	405,000	440,438
7.875% 6/1/15	1,100,000	1,122,394
Petroleos Mexicanos
•2.286% 7/18/18	745,000	769,213
3.50% 7/18/18	430,000	436,450
3.50% 1/30/23	115,000	104,819
Plains All American Pipeline 5.00% 2/1/21	640,000	697,994
Plains Exploration & Production 6.50% 11/15/20	660,000	708,901
#PTT Exploration & Production 144A 3.707% 9/16/18	820,000	829,058
#Sinopec Capital 2013 144A 1.875% 4/24/18	285,000	277,486
•Statoil 0.554% 5/15/18	4,870,000	4,869,070
•Total Capital Canada 0.648% 1/15/16	1,500,000	1,508,039
•Total Capital International 0.835% 8/10/18	6,060,000	6,096,257
TransCanada PipeLines
•0.928% 6/30/16	6,080,000	6,122,080
•6.35% 5/15/67	1,485,000	1,533,675
Williams Partners 7.25% 2/1/17	575,000	669,986
#Woodside Finance 144A 8.125% 3/1/14	475,000	488,185

		57,744,811

Paper & Forest Products–0.15%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,449,179

		1,449,179

Pharmaceuticals–3.81%
AbbVie
•1.027% 11/6/15	3,210,000	3,242,421
1.20% 11/6/15	2,300,000	2,309,511
Allergan 1.35% 3/15/18	4,500,000	4,392,099
•Merck 0.623% 5/18/18	9,495,000	9,540,823
Mylan
#144A 2.60% 6/24/18	3,700,000	3,697,536

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mylan (continued)
#144A 3.125% 1/15/23	405,000	$369,100
•Pfizer 0.554% 6/15/18	6,140,000	6,153,152
#Zoetis 144A 1.875% 2/1/18	6,133,000	6,077,484

		35,782,126

Real Estate Investment Trusts–1.68%
Alexandria Real Estate Equities
3.90% 6/15/23	305,000	287,006
4.60% 4/1/22	725,000	729,867
#American Tower Trust I 144A 1.551% 3/15/18	2,505,000	2,446,626
BRE Properties 3.375% 1/15/23	345,000	320,964
Corporate Office Properties
3.60% 5/15/23	465,000	422,325
5.25% 2/15/24	1,040,000	1,069,483
DDR 4.625% 7/15/22	115,000	117,296
Digital Realty Trust 5.25% 3/15/21	1,300,000	1,368,481
Duke Realty 3.625% 4/15/23	415,000	386,720
Host Hotels & Resorts
3.75% 10/15/23	665,000	616,815
4.75% 3/1/23	140,000	140,908
5.25% 3/15/22	545,000	566,637
Liberty Property 4.40% 2/15/24	860,000	859,162
National Retail Properties
3.30% 4/15/23	410,000	373,321
3.80% 10/15/22	155,000	148,214
ProLogis 4.25% 8/15/23	1,170,000	1,166,008
UDR
3.70% 10/1/20	425,000	427,802
4.625% 1/10/22	255,000	264,028
Weingarten Realty Investors 3.50% 4/15/23	460,000	428,645
Weyerhaeuser 4.625% 9/15/23	3,555,000	3,629,712

		15,770,020

Road & Rail–0.04%
#Korea Expressway 144A 1.875% 10/22/17	360,000	352,418

		352,418

Semiconductors & Semiconductor Equipment–0.19%
National Semiconductor 6.60% 6/15/17	500,000	585,232
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,198,618

		1,783,850

Software–0.93%
Microsoft 2.125% 11/15/22	385,000	350,992
#MTS International Funding 144A 8.625% 6/22/20	730,000	856,838

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
•Oracle 0.848% 1/15/19	7,520,000	$7,580,506

		8,788,336

Specialty Retail–0.57%
Home Depot 3.75% 2/15/24	3,555,000	3,605,349
QVC 4.375% 3/15/23	1,835,000	1,709,758

		5,315,107

Trading Companies & Distributors–0.10%
#Glencore Funding 144A
2.50% 1/15/19	965,000	905,670

		905,670

Wireless Telecommunication Services–1.36%
•America Movil 1.256% 9/12/16	6,540,000	6,544,735
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,716,304
#Millicom International Cellular 144A 4.75% 5/22/20	490,000	456,925
#•VimpelCom Holdings 144A 4.248% 6/29/14	820,000	824,854
•Vodafone Group 0.648% 2/19/16	3,200,000	3,201,699

		12,744,517

Total Corporate Bonds (Cost $651,000,879)		651,379,878

MUNICIPAL BONDS–1.20%
Fairfax County, Virginia Series B 5.00% 4/1/24	380,000	457,482
Golden State Tobacco Securitization Series A-1 4.50% 6/1/27	1,500,000	1,290,855
•Kentucky Higher Education Student Loan Revenue Series 1 Class A-1 0.765% 5/1/20	90,000	90,056
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.112% 8/27/29	544,955	547,489
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.461% 12/1/38	580,000	576,479
New York City Transitional Finance Authority (New York City Recovery) Series 13 5.00% 11/1/22	15,000	17,814
New York City, New York Series I 5.00% 8/1/22	350,000	412,542
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 1 1.348% 4/1/40	578,029	587,976
•Series 1 Class A-2 1.148% 7/1/30	925,000	924,010

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 1 1.333% 6/1/40	1,730,141	$1,734,865
•Series 2010-A Class A2A 1.46% 9/1/37	655,000	657,148
Prince George’s County, Maryland Consolidated Public Improvement Series A 5.00% 3/1/22	205,000	246,584
•State of Connecticut Series A 1.62% 3/1/21	1,750,000	1,770,668
State of Georgia Series D 5.00% 2/1/23	540,000	652,682
State of Maryland Local Facilities Series A 5.00% 8/1/21	415,000	499,121
State of North Carolina Series C 5.00% 5/1/22	470,000	567,455
Texas A&M University
Series D 5.00% 5/15/22	100,000	119,526
Series D 5.00% 5/15/23	105,000	125,429

Total Municipal Bonds (Cost $11,332,120)		11,278,181

NON-AGENCY ASSET-BACKED SECURITIES–10.12%
Ally Master Owner Trust
•Series 2010-4 A 1.252% 8/15/17	650,000	657,013
•Series 2013-2 A 0.632% 4/15/18	600,000	598,621
American Express Credit Account Master Trust
•Series 2011-1 A 0.352% 4/17/17	3,755,000	3,757,185
•Series 2011-1 B 0.882% 4/17/17	2,000,000	2,004,116
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.422% 5/15/20	1,000,000	997,482
#•Avenue CLO II Series 2005-2A A1L 144A 0.525% 10/30/17	1,491,487	1,485,252
#•Avenue Fund Series 2007-6A A1 144A 0.493% 7/17/19	1,193,844	1,175,734
#•Babson Series 2005-3A A 144A 0.515% 11/10/19	639,285	630,086
#•BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.582% 9/15/17	2,500,000	2,501,990
#•Cabela’s Master Credit Card Trust Series 2012-1A A2 144A 0.712% 2/18/20	3,000,000	3,009,360
•Capital One Multi-Asset Execution Trust Series 2007-A1 A1 0.232% 11/15/19	3,000,000	2,972,721

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	255,000	$255,232
Chase Issuance Trust
•Series 2007-A5 A5 0.222% 3/15/19	3,000,000	2,968,368
•Series 2012-A6 A 0.312% 8/15/17	2,000,000	1,997,342
•Series 2012-A9 A9 0.332% 10/16/17	2,000,000	1,997,874
•Series 2013-A3 A3 0.462% 4/15/20	2,150,000	2,133,772
#•Chesapeake Funding Series 2012-2A A 144A 0.632% 5/7/24	4,500,000	4,491,450
#•Citibank Omni Master Trust Series 2009-A14A A14 144A 2.932% 8/15/18	3,000,000	3,062,832
Discover Card Execution Note Trust
•Series 2010-A2 A1 0.762% 3/15/18	3,000,000	3,018,981
•Series 2013-A3 A3 0.362% 10/15/18	2,000,000	1,996,724
•Discover Card Master Trust Series 2013-A1 A1 0.482% 8/17/20	2,000,000	1,996,838
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	139,757	140,004
#•Flagship Series 2005-4A AFUN 144A 0.51% 6/1/17	391,072	387,216
Ford Credit Floorplan Master Owner Trust
#•Series 2001-3 A2 144A 1.882% 2/15/17	1,015,000	1,033,630
•Series 2013-1 A2 0.562% 1/15/18	3,000,000	2,997,507
GE Dealer Floorplan Master Note Trust
•Series 2012-2 A 0.93% 4/22/19	3,000,000	3,021,741
•Series 2013-1 A 0.58% 4/20/18	1,500,000	1,496,363
Golden Credit Card Trust
#Series 2012-5A A 144A 0.79% 9/15/17	180,000	180,109
#•Series 2013-2A A 144A 0.611% 9/15/18	1,850,000	1,850,000
#•Halcyon Structured Asset Management Long Secured Series 2007-2A A1A 144A 0.514% 10/29/21	4,074,243	3,971,327
#•KKR CLO Trust Series 2013-1A A1 144A 1.453% 7/15/25	3,605,000	3,593,716
#•LCM VI Series 6A A 144A 0.492% 5/28/19	999,000	969,689

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•LightPoint CLO V Series 2006-5A A1 144A 0.516% 8/5/19	2,131,289	$2,092,030
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.506% 7/20/22	3,000,000	2,914,650
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17.	1,600,000	1,595,166
#•Mountain View CLO III Series 2007-3A A1 144A 0.483% 4/16/21	3,469,062	3,399,681
Nissan Master Owner Trust Receivables
•Series 2012-A A 0.652% 5/15/17	3,100,000	3,106,922
•Series 2013-A A 0.482% 2/15/18	1,290,000	1,287,835
#•NYLIM Flatiron Series 2006-1A A2A 144A 0.486% 8/8/20	500,000	491,800
#•OCP CLO Series 2013-4A A1A 144A 1.652% 10/24/25	3,000,000	3,000,000
#•PFS Financing Series 2013-AA A 144A 0.732% 2/15/18	1,900,000	1,887,471
Telos CLO 2013-4
#•Series 2013-4A A 144A 1.567% 7/17/24	3,000,000	2,985,000
#•Series 2013-4A X 144A 1.217% 7/17/24	2,250,000	2,250,000
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.582% 10/15/15	3,705,000	3,731,340
#•Victoria Falls Series 2005-1A A2 144A 0.593% 2/17/17	5,617	5,608
#•Volkswagen Credit Auto Master Trust Series 2011-1A 144A 0.86% 9/20/16	3,000,000	3,022,743

Total Non-Agency Asset-Backed Securities (Cost $95,110,634)		95,120,521

	Principal Amount°		Value (U.S. $)
ΔREGIONAL BONDS–0.52%
Australia–0.05%
New South Wales Treasury 3.75% 11/20/20	AUD	397,000	$465,455

			465,455

Canada–0.47%
British Columbia Province 2.00% 10/23/22		3,705,000	3,396,629
Nova Scotia Province 2.375% 7/21/15		1,000,000	1,030,165

			4,426,794

Total Regional Bonds (Cost $4,968,164)			4,892,249

«SENIOR SECURED LOANS–12.67%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20		2,860,000	2,871,620
Allegion US Holding Tranche B 3.00% 12/26/20		3,000,000	3,007,500
Aramark Tranche D 4.00% 9/30/19		955,000	959,477
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19		1,810,900	1,805,618
Bally Technologies Tranche B 4.25% 8/22/20		2,240,000	2,240,000
Blackboard Tranche B2 1st Lien 6.25% 10/4/18		267,305	269,176
BMC Software 1st Lien 5.00% 8/9/20		1,000,000	1,001,407
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17		1,979,792	1,993,403
Calpine Construction Finance Tranche B 3.00% 5/1/20		2,827,913	2,781,665
Charter Communications Operating 3.00% 4/10/20		3,935,138	3,906,444
Chrysler Group Tranche B 4.25% 5/24/17		124,364	125,711
Community Health System 3.50% 1/25/17		750,000	752,520
Constellation Brands Tranche B 2.75% 4/29/20		897,750	895,393
Crown Castle Operating Tranche B 3.25% 1/31/19		2,004,729	1,991,059
CSC Holdings Tranche B 2.50% 4/9/20		2,912,700	2,889,034
Davita Tranche B 4.50% 10/20/16		748,456	753,504
Delta Air Lines Tranche B 1st Lien 4.25% 4/15/17		876,582	881,147
Dynegy Tranche B2 4.00% 4/16/20		748,125	748,008
Edward Cayman Island II 1st Lien 4.75% 3/5/20		85,534	85,676

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Emdeon 1st Lien 3.75% 11/2/18	1,390,529	$1,392,093
Endo Pharmaceut Holdings Tranche B 4.00% 6/17/18	86,500	86,743
EP Energy Tranche B3 2nd Lien 3.50% 4/24/18	1,333,333	1,332,778
First Data 1st Lien 4.00% 4/5/17	2,590,209	2,575,640
Flying Fortress1st Lien 3.50% 6/30/17	1,000,000	1,000,417
Gardner Denver 1st Lien 4.25% 7/23/20	1,000,000	993,750
Generac Power Systems Tranche B 3.50% 5/10/20	348,238	346,932
Gray Television 4.75% 10/11/19	62,658	63,108
HCA Tranche B5 1st Lien 2.75% 3/31/17	569,171	569,273
HD Supply Tranche B 4.50% 10/12/17	2,091,709	2,100,588
Hilton Worldwide Finance Tranche B2 4.00% 9/23/20	4,000,000	4,001,051
Hologic Tranche B 3.75% 8/1/19	392,793	394,756
Houghton International 1st Lien
4.00% 12/10/19	1,000,000	994,375
5.25% 11/20/19	258,700	257,245
HUB International Tranche B 1st Lien 4.75% 9/17/20	2,000,000	2,007,084
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,042,161	1,049,000
Immucor Tranche B2 5.00% 8/19/18	450,634	453,826
Ineos US Finance 5.50% 5/4/15	489,310	492,164
Intelsat Jackson Holding Tranche B1 4.50% 4/2/18	3,040,747	3,059,751
Kinetic Concepts Tranche D1 4.50% 5/4/18	2,000,000	2,018,334
Landry’s Tranche B 4.75% 4/24/18	1,288,921	1,300,199
Level 3 Financing 4.00% 1/15/20	2,665,000	2,658,338
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	2,675,000	2,678,678
LTS Buyer 1st Lien 4.50% 3/15/20	997,500	997,500
MGM Resorts International 3.50% 12/20/19	1,745,603	1,743,857
MultiPlan Tranche B 4.00% 8/18/17	832,207	837,755
Nexstar Broadcasting Tranche B2 3.75% 9/24/20	2,000,000	2,010,000

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Novelis Tranche B 3.75% 3/10/17	200,075	$200,549
NRG Energy Tranche B 2.75% 7/1/18	486,338	484,763
Nuveen Investments 1st Lien 4.00% 5/13/17	3,325,000	3,300,656
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,155,000	1,157,021
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	594,750	593,688
Otter Products Tranche B 5.25% 4/29/19	1,750,000	1,757,656
Peabody Energy Tranche B 4.25% 9/20/20	3,000,000	2,978,438
Penn National Gaming Tranche B 1st Lien 3.75% 7/14/18	1,021,929	1,026,081
PQ Tranche B 4.50% 8/7/17	700,789	704,919
PVH Tranche B 3.25% 12/19/19	1,810,802	1,811,934
Reynolds & Reynolds Tranche B 3.75% 4/21/18	964,785	967,197
RGIS Services 4.25% 5/3/17	560,730	555,824
Rite Aid 2nd Lien 4.875% 6/13/21	750,000	753,375
RPI Finance Trust Tranche B 3.50% 5/10/18	2,491,440	2,505,766
Samson Investment 2nd Lien 6.00% 9/10/18	815,000	819,584
Scientific Games International 4.25% 5/22/20	1,585,000	1,570,637
Sealed Air Tranche B 1st Lien 4.00% 10/3/18	2,701,875	2,725,516
Seminole Tribe of Florida Tranche B 3.00% 4/11/20	2,798,500	2,799,200
Smart & Final Tranche B 1st Lien 4.50% 11/15/19	2,017,549	2,025,115
Sophia LP Tranche B 1st Lien 4.50% 1/29/18	172,200	173,169
Sprouts Farmers 4.50% 4/12/20	988,031	991,736
Sungard Data Systems 1st Lien 4.50% 12/4/19	138,950	140,338
Swift Transportation Tranche B2 1st Lien 4.00% 12/21/17	149,036	150,153
Transdigm Tranche C 3.75% 2/7/20	3,138,344	3,139,653
TW Telecom Holdings 1st Lien 2.50% 4/5/20	3,690,750	3,694,594
United Airlines Tranche B 1st Lien 4.00% 3/12/19	358,200	360,551

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Univision Communications 1st Lien 4.00% 3/1/20		1,086,420	$1,078,272
Univision Communications Tranche C1 1st Lien 4.50% 2/22/20		439,872	438,772
Univision Communications Tranche C2 4.50% 2/6/20		997,494	991,259
US Air Tranche B1 1st Lien 4.25% 5/21/19		1,000,000	995,750
USI Insurance Services Tranche B 5.00% 12/14/19		1,642,588	1,650,800
Valeant Pharma Term Tranche B Series C 3.75% 12/11/19		3,703,125	3,707,754
Valeant Pharmaceuticals Tranche B 4.50% 5/30/20		1,290,250	1,300,411
Visant 5.25% 12/22/16		170,053	165,430
Warner Chilcott Tranche B1
4.25% 3/15/18		318,755	319,632
4.25% 3/15/18		138,767	139,149
Warner Chilcott Tranche B3 4.25% 3/15/18		251,186	251,877
Wide Open West Finance 4.75% 3/27/19		1,512,400	1,526,736
Windstream Tranche B3 4.00% 8/23/19		1,086,250	1,090,323
Windstream Tranche B4 3.50% 1/8/20		496,250	496,126
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		232,644	233,309

Total Senior Secured Loans (Cost $118,956,910)			119,147,310

ΔSOVEREIGN BONDS–1.48%
Australia–0.05%
Australia Government Bond 4.00% 8/20/20	AUD	268,000	459,462

			459,462

Brazil–0.26%
#Banco Nacional de Desenvolvimento Economico e Social 144A 5.75% 9/26/23	BRL	620,000	621,550
Brazil Notas do Tesouro Nacional Serie B
6.00% 5/15/15	BRL	90,000	989,416
6.00% 8/15/20	BRL	799	866,347

			2,477,313

Colombia–0.08%
•Colombia Government International Bond 2.063% 11/16/15		760,000	755,820

			755,820

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia–0.10%
#Perusahaan Penerbit SBSN Indonesia 144A 6.125% 3/15/19	865,000	$906,088

		906,088

Norway–0.69%
#•Kommunalbanken
144A 0.284% 1/26/15	2,000,000	1,999,930
144A 0.396% 10/31/16	3,000,000	3,007,527
144A 0.444% 2/20/18	1,500,000	1,499,705

		6,507,162

Sweden–0.30%
•Svensk Exportkredit
0.565% 1/23/17	2,200,000	2,206,193
1.015% 8/14/14	550,000	553,709

		2,759,902

Total Sovereign Bonds (Cost $14,136,970)		13,865,747

SUPRANATIONAL BANK–0.18%
#•International Finance Facility for Immunisation 0.434% 7/5/16	1,715,000	1,715,883

Total Supranational Bank (Cost $1,715,000)		1,715,883

	Number of Shares
PREFERRED STOCK–0.40%
BB&T 5.85%	6,600	141,702
CoBank 6.125%	13,150	1,239,799
•Integrys Energy Group 6.00%	49,900	1,213,568
National Retail Properties 5.70%	15,325	301,749
Public Storage 5.20%	10,200	205,836
Qwest 6.125%	18,550	392,518
U.S. Bancorp 5.15%	12,000	252,120

Total Preferred Stock (Cost $4,129,375)		3,747,292

MONEY MARKET FUND–5.48%
Dreyfus Treasury & Agency Cash Management Fund	51,544,729	51,544,729

Total Money Market Fund (Cost $51,544,729)		51,544,729

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–102.49% (Cost $963,298,119)	$963,531,026
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.49%)	(23,399,048)

NET ASSETS APPLICABLE TO 92,778,907 SHARES OUTSTANDING–100.00%	$940,131,978

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate value of Rule 144A securities was $226,635,009, which represents 24.11% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of September 30, 2013. Interest rates reset periodically.
«	Includes $7,800,999 pledged as collateral for swap contracts as of September 30, 2013.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2013.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2013.

The following foreign currency exchange contracts and swap contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	838,999	USD	(791,327)	10/31/13	$(10,284)
BAML	EUR	177,300	USD	(239,235)	10/31/13	645
HSBC	BRL	(2,107,105)	USD	927,913	10/31/13	(15,220)
HSBC	EUR	157,761	USD	(212,789)	10/31/13	655
JPMC	EUR	(547,824)	USD	739,343	10/31/13	(1,841)
MSC	AUD	(1,810,596)	USD	1,706,045	10/31/13	20,520
TD	GBP	(19,255)	USD	30,869	10/31/13	(295)

						$(5,820)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
DB	CDX.EM.20		4,535,000	5.00%	12/20/18	$30,460
ICE	CDX.NA.IG.21		10,000,000	1.00%	12/20/18	10,660
ICE	ITRAXX Europe Crossover 20. 1	EUR	6,055,000	5.00%	12/20/18	65,556

Total						$106,676

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[2]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
CME
5 yr Interest Rate Swap	63,300,000	1.700%	0.269%	7/11/18	$(722,654)
5 yr Interest Rate Swap	15,000,000	1.788%	0.252%	9/19/18	(187,606)
10 yr Interest Rate Swap	56,000,000	2.880%	0.269%	7/11/23	(750,121)
10 yr Interest Rate Swap	10,200,000	2.998%	0.252%	9/19/23	(218,047)
LCH 5 yr Interest Rate Swap	13,200,000	1.214%	0.256%	6/10/18	127,999
Morgan Stanley
3 yr Interest Rate Swap	44,300,000	0.488%	0.269%	4/8/16	130,071
7 yr Interest Rate Swap	40,000,000	1.396%	0.259%	3/6/20	1,503,629

Total	242,000,000				$(116,729)

The use of foreign currency exchange contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

[2]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BRL–Brazilian Real

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.IG–Credit Default Swap Index North America Investment Grade

CME–Chicago Mercantile Exchange Inc

DB–Deutsche Bank

EUR–European Monetary Unit

GBP– British Pound Sterling

GNMA–Government National Mortgage Association

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

JPM–JPMorgan

JPMC–JPMorgan Chase Bank

LCH–LCH.Clearnet Limited

MSC–Morgan Stanely Capital

REMIC–Real Estate Mortgage Investment Conduit

TD–Toronto Dominion Bank

USD–United States Dollar

yr–year

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Diversified Floating Rate Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.

LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$963,426,886

Aggregate unrealized appreciation	$6,425,614
Aggregate unrealized depreciation	(6,321,474)

Net unrealized appreciation	$104,140

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $5,397,642 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$90,228,793	$10,085,000	100,313,793
Corporate Debt	2,866	776,170,286	—	776,173,152
Foreign Debt	—	20,473,879	—	20,473,879
Municipal Bonds	—	11,278,181	—	11,278,181
Preferred Stock	2,507,493	1,239,799	—	3,747,292
Commercial Paper	—	—	—	—
Money Market Fund	51,544,729	—	—	51,544,729

Total	$54,055,088	$899,390,938	$10,085,000	$963,531,026

Foreign Currency Exchange Contracts	$—	$(5,820)	$—	$(5,820)

Swap Contracts	$—	$(10,053)	$—	$(10,053)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Agency, Asset-and Mortgage-Backed Securities
Balance as of 12/31/12	$207,851
Purchases	10,070,957
Transfers out of Level 3	(207,851)
Net change in unrealized appreciation (depreciation)	14,043

Balance as of 9/30/13	$10,085,000

Net change in unrealized appreciation (depreciation) from investments still held as of 9/30/13	$11,192

During the period ended September 30, 2013, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reported period in which the transfer occurred.

Sensitivity Analysis

Valuation: US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Funds.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

LVIP Delaware Diversified Floating Rate Fund–17

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

Sensitivity Analysis (continued)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Agency, Asset- & Mortgage-Backed Securities	$10,085,000	Broker Quote	Market pricing of securities	N/A

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/ depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2013, the net unrealized depreciation of credit default swaps was $106,676. For trades prior to June 10, 2013, the Fund has posted $500,000 cash collateral for open swap contracts. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. The Fund has posted $7,300,999 cash collateral for open centrally cleared swap contracts. If a credit event had occurred for all swap transactions where collateral posting was

LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

3. Derivatives (continued)

required as of September 30, 2013, the Fund would have received EUR 6,055,000 and USD 14,535,000 less the value of the contracts’ related reference obligations. The Fund received $1,554,000 in securities collateral for open swaps.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally–Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of September 30, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Diversified Floating Rate Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–69.88%
U.S. MARKETS–44.18%
Aerospace & Defense–1.35%
†Esterline Technologies	570	$45,537
Honeywell International	3,840	318,874
†KEYW Holding	7,810	105,045
Lockheed Martin	1,560	198,978
Northrop Grumman	10,800	1,028,808
Raytheon	13,200	1,017,324
Rockwell Collins	1,110	75,325
Triumph Group	2,450	172,039
United Technologies	3,440	370,901

		3,332,831

Air Freight & Logistics–0.12%
FedEx	1,800	205,398
†XPO Logistics	4,040	87,547

		292,945

Auto Components–0.51%
Borg Warner	920	93,279
Johnson Controls	25,200	1,045,800
†Tenneco	2,490	125,745

		1,264,824

Automobiles–0.11%
Ford Motor	15,870	267,727

		267,727

Beverages–0.20%
Coca-Cola	2,720	103,034
PepsiCo	4,860	386,370

		489,404

Biotechnology–1.24%
†Acorda Therapeutics	2,790	95,641
†Alkermes	2,450	82,369
†Celgene	13,190	2,030,337
†Cepheid	1,540	60,122
†Gilead Sciences	6,150	386,466
†Incyte	2,470	94,231
†InterMune	5,570	85,611
Spectrum Pharmaceuticals	6,310	52,941
†Vertex Pharmaceuticals	2,520	191,066

		3,078,784

Building Products–0.06%
AAON	5,187	137,767

		137,767

Capital Markets–0.75%
Ameriprise Financial	1,560	142,085
Bank of New York Mellon	34,920	1,054,235
BlackRock	940	254,383
Evercore Partners Class A	1,550	76,307
Greenhill	1,250	62,350

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
State Street	2,890	$190,018
†Stifel Financial	2,050	84,501

		1,863,879

Chemicals–0.92%
Axiall	2,180	82,382
Cabot	3,680	157,173
Celanese Class A	3,530	186,349
†Chemtura	3,430	78,856
duPont (E.I.) deNemours	22,300	1,305,888
Eastman Chemical	2,290	178,391
Innophos Holdings	1,260	66,503
Koppers Holdings	640	27,296
Sociedad Quimica y Minera de Chile ADR	4,700	143,585
Stepan	980	56,575

		2,282,998

Commercial Banks–0.57%
BBCN Bancorp	5,120	70,451
Bryn Mawr Bank	960	25,891
†Capital Bank Financial	3,780	82,971
Cardinal Financial	5,030	83,146
City Holding	1,960	84,750
Flushing Financial	4,430	81,734
@Independent Bank	2,290	81,753
Park National	1,100	86,988
Prosperity Bancshares	1,870	115,641
Susquehanna Bancshares	6,960	87,348
†Texas Capital Bancshares	1,450	66,657
Webster Financial	3,580	91,397
Wells Fargo	9,650	398,738
†Western Alliance Bancorp	3,280	62,090

		1,419,555

Commercial Services & Supplies–0.60%
McGrath RentCorp	1,730	61,761
Republic Services	3,380	112,757
†Tetra Tech	2,920	75,599
United Stationers	2,820	122,670
US Ecology	2,530	76,229
Waste Management	25,200	1,039,248

		1,488,264

Communications Equipment–1.73%
Cisco Systems	47,280	1,107,298
Motorola Solutions	18,928	1,123,945
†NETGEAR	1,740	53,696
Plantronics	1,660	76,443
QUALCOMM	28,555	1,923,465

		4,284,847

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals–0.65%
Apple	2,715	$1,294,376
EMC	12,500	319,500

		1,613,876

Construction & Engineering–0.14%
Granite Construction	2,730	83,538
†MYR Group	3,450	83,835
URS	3,170	170,388

		337,761

Consumer Finance–0.12%
Capital One Financial	4,140	284,584

		284,584

Containers & Packaging–0.09%
†Boise	7,700	97,020
MeadWestvaco	3,350	128,573

		225,593

Diversified Financial Services–1.13%
Citigroup	5,960	289,120
CME Group	10,250	757,270
†IntercontinentalExchange	6,820	1,237,284
JPMorgan Chase	9,970	515,349

		2,799,023

Diversified Telecommunication Services–0.99%
AT&T	41,027	1,387,533
Atlantic Tele-Network	1,100	57,343
†inContact	9,560	79,061
Verizon Communications	19,743	921,208

		2,445,145

Electric Utilities–0.57%
Cleco	2,060	92,370
Edison International	23,280	1,072,277
OGE Energy	5,110	184,420
UIL Holdings	1,530	56,885

		1,405,952

Electrical Equipment–0.13%
Acuity Brands	1,660	152,753
Eaton	2,520	173,477

		326,230

Electronic Equipment, Instruments & Components–0.11%
†Anixter International	1,190	104,315
†FARO Technologies	2,360	99,521
†Rofin-Sinar Technologies	3,030	73,356

		277,192

Energy Equipment & Services–0.75%
Bristow Group	730	53,115
†C&J Energy Services	2,430	48,794

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Halliburton	20,700	$996,705
National Oilwell Varco	2,120	165,593
†Pioneer Energy Services	8,070	60,606
†RigNet	3,170	114,817
Schlumberger	4,600	406,456

		1,846,086

Food & Staples Retailing–1.18%
Casey’s General Stores	1,800	132,300
CVS Caremark	21,848	1,239,874
†Susser Holdings	2,400	127,560
Walgreen	26,400	1,420,320

		2,920,054

Food Products–1.38%
Archer-Daniels-Midland	27,800	1,024,152
General Mills	5,150	246,788
J&J Snack Foods	950	76,684
Kraft Foods Group	19,433	1,019,067
Mondelez International Class A	33,100	1,040,002

		3,406,693

Health Care Equipment & Supplies–0.69%
Abbott Laboratories	4,340	144,045
†Align Technology	3,100	149,172
Baxter International	14,200	932,798
Conmed	2,550	86,675
CryoLife	6,310	44,170
†Haemonetics	2,220	88,534
†Merit Medical Systems	3,510	42,576
†Quidel	3,450	97,980
West Pharmaceutical Services	3,040	125,096

		1,711,046

Health Care Providers & Services–1.17%
Air Methods	3,070	130,782
Cardinal Health	20,000	1,043,000
†Cross Country Healthcare	6,200	37,572
†Express Scripts Holding	4,420	273,068
Quest Diagnostics	16,200	1,000,998
UnitedHealth Group	4,580	327,974
†WellCare Health Plans	1,310	91,359

		2,904,753

Health Care Technology–0.03%
†Greenway Medical Technologies	3,090	63,809

		63,809

Hotels, Restaurants & Leisure–0.89%
†AFC Enterprises	2,640	115,078
Arcos Dorados Holdings	17,500	207,375
†Buffalo Wild Wings	860	95,649
Carnival	29,100	949,824

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
CEC Entertainment	780	$35,771
Cheesecake Factory	1,750	76,913
†Jack in the Box	2,300	92,000
McDonald’s	3,130	301,137
†SHFL Entertainment	1,010	23,230
Starbucks	3,800	292,486

		2,189,463

Household Products–0.29%
Kimberly-Clark	2,770	260,989
Procter & Gamble	6,140	464,123

		725,112

Industrial Conglomerates–0.14%
General Electric	14,970	357,633

		357,633

Insurance–2.14%
AFLAC	4,310	267,177
Allstate	20,800	1,051,440
American Equity Investment Life Holding	5,620	119,256
AMERISAFE	1,530	54,330
Maiden Holdings	5,550	65,546
Marsh & McLennan	25,100	1,093,105
Primerica	2,350	94,799
Progressive	37,500	1,021,125
Prudential Financial	1,780	138,804
Travelers	15,630	1,324,955
United Fire Group	2,060	62,768

		5,293,305

Internet & Catalog Retail–1.18%
†Liberty Interactive Class A	58,525	1,373,582
†priceline.com	1,425	1,440,604
†Shutterfly	1,880	105,054

		2,919,240

Internet Software & Services–1.96%
†Brightcove	7,060	79,425
†ChannelAdvisor	1,880	68,864
†eBay	18,575	1,036,299
†Google Class A	1,765	1,545,981
j2 Global	2,170	107,458
†Liquidity Services	1,910	64,100
†Rocket Fuel	860	46,216
†SciQuest	2,670	59,968
†Trulia	1,820	85,595
†VeriSign	14,500	737,905
†Yahoo	30,682	1,017,415

		4,849,226

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–2.29%
Accenture Class A	3,470	$255,531
†EPAM Systems	1,920	66,240
†ExlService Holdings	1,460	41,581
International Business Machines	1,290	238,882
†InterXion Holding	3,040	67,610
MasterCard Class A	2,760	1,856,873
†TeleTech Holdings	4,010	100,611
†Teradata	14,225	788,634
†VeriFone Systems	11,275	257,747
Visa Class A	10,450	1,996,995

		5,670,704

Life Sciences Tools & Services–0.11%
Thermo Fisher Scientific	2,960	272,764

		272,764

Machinery–0.28%
Barnes Group	3,170	110,696
Caterpillar	950	79,202
†Chart Industries	200	24,608
†Columbus McKinnon	3,650	87,710
Cummins	990	131,541
Deere	1,190	96,854
ESCO Technologies	1,750	58,153
Kadant	2,740	92,037

		680,801

Media–0.30%
Cinemark Holdings	1,820	57,767
Comcast Special Class A	8,260	358,236
National CineMedia	3,690	69,593
Regal Entertainment Group Class A	5,440	103,251
Viacom Class B	1,850	154,623

		743,470

Metals & Mining–0.09%
Kaiser Aluminum	1,190	84,788
Materion	2,350	75,341
US Silica Holdings	2,840	70,716

		230,845

Multiline Retail–0.27%
Macy’s	5,140	222,408
Nordstrom	3,880	218,056
Target	3,410	218,172

		658,636

Multi-Utilities–0.15%
MDU Resources Group	5,670	158,590
NorthWestern	1,530	68,728
Sempra Energy	1,800	154,080

		381,398

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Office Electronics–0.46%
Xerox	109,900	$1,130,871

		1,130,871

Oil, Gas & Consumable Fuels–3.88%
†Bonanza Creek Energy	2,400	115,824
†Carrizo Oil & Gas	2,700	100,737
Chevron	12,806	1,555,929
ConocoPhillips	15,000	1,042,650
†Diamondback Energy	940	40,082
EOG Resources	13,930	2,358,070
Exxon Mobil	4,730	406,969
†Jones Energy Class A	2,430	39,876
Kinder Morgan	38,491	1,369,125
†Kodiak Oil & Gas	9,080	109,505
Marathon Oil	35,735	1,246,437
Occidental Petroleum	11,980	1,120,609
†Rosetta Resources	1,730	94,216

		9,600,029

Paper & Forest Products–0.10%
†Boise Cascade	1,460	39,347
International Paper	2,460	110,208
Neenah Paper	2,470	97,096

		246,651

Personal Products–0.17%
Avon Products	15,400	317,240
†Prestige Brands Holdings	3,160	95,179

		412,419

Pharmaceuticals–2.46%
AbbVie	4,340	194,128
Allergan	13,025	1,178,111
†Auxilium Pharmaceuticals	3,250	59,248
Johnson & Johnson	11,862	1,028,317
Merck	29,910	1,424,015
Perrigo	4,965	612,582
Pfizer	51,955	1,491,628
Zoetis	3,009	93,640

		6,081,669

Professional Services–0.23%
†FTI Consulting	2,690	101,682
Kforce	6,800	120,292
Nielsen Holdings	3,360	122,472
Towers Watson Class A	1,360	145,466
†WageWorks	1,460	73,657

		563,569

Real Estate Investment Trusts–3.63%
American Tower	2,410	178,653
Apartment Investment & Management	3,300	92,202
AvalonBay Communities	3,000	381,270

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Boston Properties	3,100	$331,390
Brandywine Realty Trust	5,050	66,559
BRE Properties	2,550	129,438
Camden Property Trust	2,575	158,208
CBL & Associates Properties	5,025	95,978
Colonial Properties Trust	2,850	64,097
Corporate Office Properties Trust	5,375	124,163
Cousins Properties	4,375	45,019
DCT Industrial Trust	18,795	135,136
DDR	9,400	147,674
Duke Realty	6,775	104,606
DuPont Fabros Technology	5,130	132,200
EastGroup Properties	1,180	69,868
EPR Properties	3,375	164,498
Equity Lifestyle Properties	2,475	84,571
Equity Residential	6,050	324,099
Essex Property Trust	925	136,623
Extra Space Storage	3,900	178,425
Federal Realty Investment Trust	1,050	106,523
First Industrial Realty Trust	6,650	108,196
First Potomac Realty Trust	6,075	76,363
General Growth Properties	13,875	267,649
HCP	2,800	114,660
Health Care REIT	1,175	73,297
Healthcare Realty Trust	5,050	116,706
Healthcare Trust of America	3,550	37,346
Highwoods Properties	1,850	65,324
Host Hotels & Resorts	25,480	450,232
Kilroy Realty	2,475	123,626
Kimco Realty	9,575	193,224
Kite Realty Group Trust	11,330	67,187
LaSalle Hotel Properties	3,870	110,372
Lexington Realty Trust	8,925	100,228
Liberty Property Trust	5,175	184,230
LTC Properties	1,750	66,465
Macerich	2,925	165,087
National Retail Properties	5,740	182,647
ProLogis	10,825	407,237
PS Business Parks	1,050	78,351
Public Storage	2,350	377,293
Ramco-Gershenson Properties Trust	9,725	149,862
Regency Centers	3,125	151,094
†Rexford Industrial Realty	1,800	24,318
RLJ Lodging Trust	4,025	94,547
Simon Property Group	5,750	852,323
SL Green Realty	1,500	133,260
Sovran Self Storage	1,310	99,141
†Strategic Hotels & Resorts	8,825	76,601
Summit Hotel Properties	3,875	35,611
Sunstone Hotel Investors	3,375	42,998
Tanger Factory Outlet Centers	2,675	87,339

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Ventas	4,925	$302,888
Vornado Realty Trust	3,750	315,225

		8,982,127

Road & Rail–0.22%
Hunt (J.B.) Transport Services	2,010	146,589
†Roadrunner Transportation Systems	2,690	75,966
Union Pacific	1,990	309,127

		531,682

Semiconductors & Semiconductor Equipment–1.25%
†Amkor Technology	13,410	57,529
†Applied Micro Circuits	8,860	114,294
Avago Technologies	4,870	209,994
Broadcom Class A	40,300	1,048,203
Intel	54,956	1,259,592
†Semtech	3,550	106,465
†Synaptics	2,040	90,331
Texas Instruments	4,900	197,323

		3,083,731

Software–1.91%
†Accelrys	8,300	81,838
†Adobe Systems	30,100	1,563,394
†Citrix Systems	1,510	106,621
†Fortinet	8,610	174,439
Intuit	15,050	997,966
Microsoft	43,190	1,438,659
†Proofpoint	4,140	132,977
†salesforce.com	2,980	154,692
†SS&C Technologies Holdings	2,100	80,010

		4,730,596

Specialty Retail–1.25%
DSW Class A	2,200	187,704
†Express	3,490	82,329
†Francesca’s Holdings	4,190	78,102
†Jos. A Bank Clothiers	1,970	86,601
L Brands	18,575	1,134,933
Lowe’s	23,300	1,109,313
†Sally Beauty Holdings	16,075	420,522

		3,099,504

Textiles, Apparel & Luxury Goods–0.50%
†G-III Apparel Group	2,350	128,287
†Iconix Brand Group	3,260	108,297
†Madden (Steven)	2,560	137,805
NIKE Class B	10,975	797,224
Perry Ellis International	3,580	67,447

		1,239,060

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Thrift & Mortgage Finance–0.03%
Dime Community Bancshares	4,400	$73,260

		73,260

Trading Companies & Distributors–0.07%
Applied Industrial Technologies	2,380	122,570
†Titan Machinery	2,500	40,175

		162,745

Wireless Telecommunication Services–0.64%
†Crown Castle International	21,575	1,575,622

		1,575,622

Total U.S. Markets (Cost $68,704,287)		109,257,754

§DEVELOPED MARKETS–16.21%
Air Freight & Logistics–0.55%
Deutsche Post	40,831	1,354,285

		1,354,285

Automobiles–1.04%
Bayerische Motoren Werke	7,565	813,571
Toyota Motor	27,400	1,757,548

		2,571,119

Beverages–0.44%
Carlsberg Class B	10,502	1,082,347

		1,082,347

Chemicals–0.29%
Syngenta ADR	8,750	711,375

		711,375

Commercial Banks–1.83%
BNP Paribas	678	45,836
Mitsubishi UFJ Financial Group	218,300	1,400,397
Nordea Bank	105,681	1,275,262
Standard Chartered	35,671	854,596
UniCredit	150,761	962,734

		4,538,825

Construction & Engineering–0.45%
Vinci	19,294	1,123,228

		1,123,228

Construction Materials–0.36%
Lafarge	12,974	905,279

		905,279

Containers & Packaging–0.34%
Rexam	108,608	846,338

		846,338

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Electrical Equipment–0.26%
Alstom	17,808	$633,792

		633,792

Energy Equipment & Services–0.84%
Saipem	35,982	781,586
Subsea 7	33,665	699,815
Transocean	13,300	591,850

		2,073,251

Food & Staples Retailing–0.42%
Tesco	177,527	1,032,057

		1,032,057

Food Products–0.71%
†Aryzta	26,188	1,750,220

		1,750,220

Household Durables–0.21%
Techtronic Industries	195,500	509,631

		509,631

Industrial Conglomerates–0.41%
Koninklijke Philips Electronics	31,378	1,012,287

		1,012,287

Insurance–0.50%
AXA	53,230	1,235,406

		1,235,406

IT Services–1.06%
†CGI Group Class A	47,505	1,667,206
Teleperformance	19,540	944,780

		2,611,986

Life Sciences Tools & Services–0.05%
†ICON	2,940	120,334

		120,334

Media–0.38%
Publicis Groupe	11,784	937,396

		937,396

Metals & Mining–0.77%
Anglo American ADR	9,285	114,125
AuRico Gold	68,545	261,523
Rio Tinto	21,647	1,056,655
Yamana Gold	45,118	469,117

		1,901,420

Multiline Retail–0.40%
Don Quijote	5,900	369,849
Kering	2,779	622,778

		992,627

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Multi-Utilities–0.15%
National Grid	31,496	$372,050

		372,050

Oil, Gas & Consumable Fuels–0.37%
Total	15,972	925,783

		925,783

Pharmaceuticals–2.40%
Meda Class A	10,346	124,451
Novartis	17,173	1,320,843
Novo Nordisk ADR	4,850	820,717
Sanofi	12,783	1,294,623
Stada Arzneimittel	18,648	945,623
Teva Pharmaceutical Industries ADR	38,200	1,443,196

		5,949,453

Road & Rail–0.20%
East Japan Railway	5,772	497,509

		497,509

Specialty Retail–0.41%
Nitori Holdings	11,109	1,017,415

		1,017,415

Textiles, Apparel & Luxury Goods–0.34%
Yue Yuen Industrial Holdings	302,000	843,086

		843,086

Trading Companies & Distributors–0.41%
ITOCHU	82,160	1,012,248

		1,012,248

Wireless Telecommunication Services–0.62%
KDDI	20,900	1,074,159
Vodafone Group	128,479	450,939

		1,525,098

Total Developed Markets (Cost $29,666,468)		40,085,845

×EMERGING MARKETS–9.49%
Airlines–0.04%
†Gol Linhas Aereas Inteligentes ADR	23,000	112,470

		112,470

Automobiles–0.13%
Hyundai Motor	741	172,908
Mahindra & Mahindra	11,687	154,638

		327,546

Beverages–0.44%
Fomento Economico Mexicano ADR	2,865	278,163
@Lotte Chilsung Beverage	219	345,780
Tsingtao Brewery	24,072	183,297

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages (continued)
United Spirits	6,694	$271,014

		1,078,254

Building Products–0.22%
@KCC	1,273	535,039

		535,039

Chemicals–0.09%
†Braskem ADR	13,468	214,815

		214,815

Commercial Banks–1.11%
Banco Santander Brasil ADR	29,604	205,748
Bangkok Bank	33,093	207,461
China Construction Bank	297,239	229,073
ICICI Bank ADR	6,100	185,928
Industrial & Commercial Bank of China	562,238	392,979
Itau Unibanco Holding ADR	17,320	244,558
KB Financial Group ADR	13,503	472,875
Powszechna Kasa Oszczednosci Bank Polski	10,115	120,149
=Sberbank	132,597	400,461
Standard Bank Group	23,412	279,300

		2,738,532

Construction & Engineering–0.06%
†Empresas ICA ADR	18,500	157,990

		157,990

Construction Materials–0.45%
†Cemex ADR	35,626	398,299
†Cemex Latam Holdings	41,275	323,844
Siam Cement	9,604	131,041
Siam Cement NVDR	7,559	103,138
Ultratech Cement	5,244	151,721

		1,108,043

Diversified Financial Services–0.07%
Remgro	9,200	177,619

		177,619

Diversified Telecommunication Services–0.56%
China Telecom	398,800	196,929
China Unicom Hong Kong ADR	24,320	375,014
Chunghwa Telecom ADR	6,727	212,439
KT ADR	21,666	363,339
Telefonica Brasil ADR	10,695	239,996

		1,387,717

Electronic Equipment, Instruments & Components–0.25%
Hon Hai Precision Industry	166,755	428,039

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
†LG Display ADR	15,891	$189,580

		617,619

Food & Staples Retailing–0.17%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,200	239,304
Wal-Mart de Mexico Series V	70,800	185,309

		424,613

Food Products–0.62%
Brasil Foods ADR	21,099	517,558
China Mengniu Dairy	91,000	408,200
@Lotte Confectionery	147	233,251
Tingyi Cayman Islands Holding	89,541	237,506
@Uni-President China Holdings	140,000	139,601

		1,536,116

Household Durables–0.07%
LG Electronics	2,693	178,470

		178,470

Insurance–0.10%
Samsung Life Insurance	2,490	242,205

		242,205

Internet Software & Services–0.62%
†Baidu ADR	5,000	775,900
†Sina	4,496	364,940
†Sohu.com	5,100	402,033

		1,542,873

IT Services–0.04%
†WNS Holdings ADR	4,300	91,246

		91,246

Media–0.20%
Grupo Televisa ADR	17,914	500,696

		500,696

Metals & Mining–0.33%
†Anglo American Platinum	3,104	134,648
†ArcelorMittal South Africa	17,503	61,552
@Gerdau	17,700	110,211
Gerdau ADR	12,900	96,234
Impala Platinum Holdings	6,490	80,073
Vale ADR	21,652	337,988

		820,706

Oil, Gas & Consumable Fuels–1.59%
Cairn India	35,745	182,211
China Petroleum & Chemical	180,850	141,762
CNOOC ADR	1,077	217,339
Gazprom ADR	49,489	435,161
LUKOIL ADR	5,408	343,732

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
PetroChina ADR	1,736	$190,873
Petroleo Brasileiro ADR	37,969	588,140
Polski Koncern Naftowy Orlen	9,764	138,071
PTT - Foreign	21,078	212,902
#@Reliance Industries GDR 144A	27,298	715,825
Rosneft GDR	32,878	265,838
Sasol ADR	4,553	217,588
Tambang Batubara Bukit Asam Persero	122,000	134,380
YPF ADR	6,900	138,897

		3,922,719

Paper & Forest Products–0.13%
†Fibria Celulose ADR	27,310	314,611

		314,611

Personal Products–0.10%
Hypermarcas	31,400	252,186

		252,186

Real Estate Management & Development–0.14%
#†=Etalon Group GDR 144A	10,500	50,820
UEM Sunrise	375,073	293,671

		344,491

Road & Rail–0.04%
All America Latina Logistica	22,542	89,505

		89,505

Semiconductors & Semiconductor Equipment–0.77%
Samsung Electronics	988	1,256,899
Taiwan Semiconductor Manufacturing	83,944	285,899
Taiwan Semiconductor Manufacturing ADR	11,800	200,128
United Microelectronics	366,000	156,609

		1,899,535

Transportation Infrastructure–0.05%
Santos Brasil Participacoes	9,975	116,884

		116,884

Wireless Telecommunication Services–1.10%
America Movil ADR	9,258	183,401
China Mobile ADR	5,393	304,327
MegaFon GDR	9,800	344,909
†Mobile Telesystems ADR	8,100	180,306
MTN Group	10,739	209,552
SK Telecom ADR	42,900	973,830
@Tim Participacoes ADR	6,200	146,134
†Turkcell Iletisim Hizmetleri ADR	11,710	172,723

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
Vodacom Group	17,484	$216,729

		2,731,911

Total Emerging Markets (Cost $20,488,120)		23,464,411

Total Common Stock (Cost $118,858,875)		172,808,010

CONVERTIBLE PREFERRED STOCK–0.12%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	500	10,883
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	9	9,689
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	15	16,584
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16	800	15,816
Dominion Resources 6. 00% exercise price $65.27, expiration date 7/1/16	108	5,773
Dominion Resources 6.125% exercise price $65.27, expiration date 4/1/16	108	5,761
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14	600	38,344
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	18	17,820
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	38	49,362
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	15	18,600
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	584	35,665
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	875	25,078
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	263	26,418

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	28	$31,850

Total Convertible Preferred Stock (Cost $293,645)		307,643

EXCHANGE-TRADED FUNDS–9.79%
iShares MSCI EAFE Growth Index ETF	178,450	12,157,799
iShares MSCI EAFE Index ETF	91,930	5,864,215
Vanguard FTSE Developed Markets ETF	156,090	6,178,042

Total Exchange-Traded Funds (Cost $17,732,835)		24,200,056

PREFERRED STOCK–0.10%
Alabama Power 5.625%	2,475	57,668
BB&T 5.85%	1,600	34,352
•Integrys Energy Group 6.00%	1,700	41,344
National Retail Properties 5.70%	1,125	22,151
Public Storage 5.20%	1,200	24,216
†U.S. Airways	8	0
U.S. Bancorp 5.15%	1,000	21,010
Wells Fargo 5.20%	2,600	54,652

Total Preferred Stock (Cost $290,891)		255,393

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.21%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	62	73
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,263	1,453
Series 2003-26 AT 5.00% 11/25/32	42,360	44,400
Series 2010-41 PN 4.50% 4/25/40	65,000	70,305
•Series 2012-122 SD 5.921% 11/25/42	95,754	20,651
•Series 2012-124 SD 5.971% 11/25/42	95,741	22,114
*Series 2013-26 ID 3.00% 4/25/33	97,174	17,236
*Series 2013-38 AI 3.00% 4/25/33	96,182	15,718
*Series 2013-44 DI 3.00% 5/25/33	234,432	41,532

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	10,379	$11,616
Series 4065 DE 3.00% 6/15/32	10,000	9,707
•*Series 4148 SA 5.918% 12/15/42	106,263	21,842
*Series 4185 LI 3.00% 3/15/33	96,696	17,135
*Series 4191 CI 3.00% 4/15/33	97,925	16,996
GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	168,151
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	50,000	51,936

Total Agency Collateralized Mortgage Obligations (Cost $522,121)		530,865

AGENCY MORTGAGE-BACKED SECURITIES–3.78%
•Fannie Mae ARM 5.143% 8/1/35	2,169	2,326
Fannie Mae S.F. 15 yr
2.50% 7/1/27	6,495	6,541
2.50% 2/1/28	102,970	103,706
2.50% 5/1/28	9,721	9,791
3.00% 11/1/27	6,415	6,652
3.00% 5/1/28	7,778	8,067
3.50% 7/1/26	28,955	30,581
4.00% 11/1/25	134,637	144,068
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/27	1,250,000	1,257,031
2.50% 11/1/27	783,000	785,692
3.00% 10/1/27	576,000	596,340
3.00% 11/1/27	740,000	764,050
3.50% 11/1/26	367,000	385,981
3.50% 10/1/28	105,000	110,791
Fannie Mae S.F. 20 yr
3.00% 8/1/33	14,885	14,896
3.00% 9/1/40	27,892	27,912
3.50% 4/1/33	4,841	5,015
5.00% 11/1/23	2,347	2,542
Fannie Mae S.F. 30 yr
3.50% 7/1/42	4,525	4,610
3.50% 6/1/43	9,851	10,042
4.00% 11/1/40	11,829	12,420
4.00% 1/1/41	54,147	56,843
4.00% 3/1/41	59,670	62,892
4.00% 9/1/41	7,980	8,373
4.00% 3/1/42	48,270	50,647
4.00% 1/1/43	158,419	166,238
4.00% 1/1/43	26,790	28,115
4.50% 7/1/36	9,041	9,654
4.50% 11/1/40	28,209	30,148
4.50% 2/1/41	13,319	14,240
4.50% 3/1/41	60,272	64,446
4.50% 5/1/41	36,177	38,773
4.50% 10/1/41	35,217	37,687

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 11/1/41	27,746	$29,684
4.50% 9/1/43	8,987	9,616
5.00% 2/1/35	49,923	54,227
5.50% 4/1/37	51,272	56,067
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/43	630,000	615,431
3.00% 11/1/43	1,844,000	1,796,171
3.50% 11/1/42	463,000	469,800
3.50% 10/1/43	234,000	238,205
4.00% 11/1/41	149,000	155,775
4.00% 10/1/43	95,000	99,646
4.50% 11/1/40	428,000	455,820
5.50% 11/1/38	34,000	37,007
Freddie Mac 4.50% 1/1/41	43,754	46,103
Freddie Mac ARM
•2.342% 12/1/33	16,466	17,258
•2.731% 6/1/37	6,891	7,312
Freddie Mac S.F. 15 yr
4.50% 5/1/20	7,977	8,451
5.50% 5/1/20	207,122	221,831
Freddie Mac S.F. 30 yr
3.00% 11/1/42	29,112	28,381
4.00% 10/1/40	30,855	32,250
4.00% 11/1/40	19,357	20,232
4.00% 12/1/40	3,760	3,932
4.00% 2/1/42	12,901	13,490
4.50% 10/1/39	38,664	41,148
4.50% 10/1/43	11,000	11,714
6.00% 8/1/38	22,494	24,520

Total Agency Mortgage-Backed Securities (Cost $9,146,498)		9,351,181

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.48%
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	135,000	144,183
•Series 2006-PWR12 A4 5.856% 9/11/38	150,000	164,862
•♦Commercial Mortgage Pass Through Certificates Trust Series 2013-CR8 A5 3.612% 6/10/46	50,000	49,772
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	100,000	110,712
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	30,000	27,888
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	116,002	118,267

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Goldman Sachs Mortgage Securities II (continued)
Series 2005-GG4 A4A 4.751% 7/10/39	50,000	$52,207
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	108,996
JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP8 AM 5.44% 5/15/45	44,000	48,258
Series 2011-C5 A3 4.171% 8/15/46	45,000	47,392
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	18,563	18,778
•Series 2005-C3 B 4.895% 7/15/40	15,000	15,500
•Morgan Stanley Capital I Trust Series 2007-T27 A4 5.815% 6/11/42	56,000	63,268
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	100,000	94,097
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	35,000	32,954
Series 2013-C11 A5 3.071% 3/15/45	30,000	28,617
Series 2013-C14 A5 3.337% 6/15/46	55,000	53,276

Total Commercial Mortgage-Backed Securities (Cost $1,129,535)		1,179,027

CONVERTIBLE BONDS–0.50%
Advanced Micro Devices 6. 00% exercise price $28.08, expiration date 4/30/15	29,000	30,196
#Alaska Communications Systems Group 144A 6. 25% exercise price $10.28, expiration date 4/27/18	27,000	23,389
Alere 3.00% exercise price $43.98, expiration date 5/15/16	30,000	31,781
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	29,000	31,284
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	53,000	48,694
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	31,000	31,969

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	17,000	$21,399
Chesapeake Energy 2.25% exercise price $85. 61, expiration date 12/14/38	11,000	10,093
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	12,000	11,850
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	25,000	36,953
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	32,000	20,480
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	9,000	20,250
fGeneral Cable 4.50% exercise price $36.34, expiration date 11/15/29	36,000	40,793
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	12,000	33,248
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	32,000	42,780
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	26,000	26,195
Iconix Brand Group 2.50%exercise price $30.75, expiration date 5/31/16	14,000	17,281
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	16,000	18,300
Intel 3.25% exercise price $21.94, expiration date 8/1/39 .	19,000	23,560
Jefferies Group 3.875% exercise price $45.62, expiration date 10/31/29	39,000	41,023
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	22,000	24,063
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	22,000	22,495
#Lexington Realty Trust 144A 6.00% exercise price $6.84, expiration date 1/11/30	15,000	24,994
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	28,000	31,745

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
#Liberty Interactive 144A 1.00%exercise price $74.31, expiration date 9/28/43	16,000	$16,470
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	24,000	24,585
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	30,000	38,269
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	10,000	29,031
Nuance Communications 2.75%exercise price $32.30, expiration date 11/1/31	39,000	39,609
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	50,000	49,000
#Opko Health 144A 3.00%exercise price $7.07, expiration date 1/28/33	8,000	10,320
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	33,000	34,299
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	19,000	15,343
PHH 4.00% exercise price $25.80, expiration date 8/27/14	49,000	53,502
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	17,000	17,170
#Ryman Hospitality Properties 144A 3.75% exercise price $21.64, expiration date 9/29/14	17,000	27,476
SanDisk 1.50% exercise price $52.17, expiration date 8/11/17	25,000	33,188
SBA Communications 4.00%exercise price $30.38, expiration date 9/29/14	10,000	26,644
Steel Dynamics 5.125% exercise price $17.17, expiration date 6/15/14	11,000	12,045
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	44,000	44,908
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	17,000	15,194

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	25,000	$26,578
•Vector Group 2.50% exercise price $17.62, expiration date 1/14/19	9,000	10,775
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	23,000	36,110
#WellPoint 144A 2.75% exercise price $75.31, expiration date 10/15/42	16,000	20,450

Total Convertible Bonds (Cost $1,133,558)		1,245,781

CORPORATE BONDS–10.04%
Aerospace & Defense–0.04%
#DigitalGlobe 144A 5.25% 2/1/21	45,000	43,200
#TransDigm 144A 7.50% 7/15/21	40,000	43,200
TransDigm 7.50% 7/15/21	5,000	5,400

		91,800

Air Freight & Logistics–0.02%
United Parcel Service 5.125% 4/1/19	55,000	63,238

		63,238

Auto Components–0.07%
American Axle & Manufacturing 6.25% 3/15/21	35,000	36,225
Delphi 6.125% 5/15/21	65,000	71,338
Tomkins 9.00% 10/1/18	15,000	16,425
#TRW Automotive 144A 4.50% 3/1/21	40,000	40,400

		164,388

Automobiles–0.04%
Ford Motor 7.45% 7/16/31	51,000	62,405
#General Motors 144A 3.50% 10/2/18	45,000	45,113

		107,518

Beverages–0.09%
Constellation Brands
3.75% 5/1/21	5,000	4,631
6.00% 5/1/22	45,000	48,150
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	167,584

		220,365

Biotechnology–0.07%
Celgene 3.95% 10/15/20	105,000	107,974

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Edwards Lifesciences 2.875% 10/15/18		65,000	$64,819

			172,793

Building Products–0.03%
Nortek 8.50% 4/15/21		60,000	65,550

			65,550

Capital Markets–0.17%
•Bank of New York Mellon 4.50% 12/31/49		40,000	34,700
E Trade Financial 6.375% 11/15/19		40,000	42,800
Jefferies Group
5.125% 1/20/23		20,000	20,194
6.45% 6/8/27		25,000	25,625
6.50% 1/20/43		15,000	14,888
Lazard Group 6.85% 6/15/17		153,000	173,563
#Nuveen Investments 144A 9.50% 10/15/20		60,000	58,950
State Street 3.10% 5/15/23		65,000	60,751

			431,471

Chemicals–0.23%
CF Industries
6.875% 5/1/18		90,000	105,844
7.125% 5/1/20		50,000	58,697
Dow Chemical 8.55% 5/15/19		223,000	284,738
#Murphy Oil USA 144A 6.00% 8/15/23		35,000	35,000
#PolyOne 144A 5.25% 3/15/23		25,000	23,750
Rockwood Specialties Group 4.625% 10/15/20		25,000	25,250
#TPC Group 144A 8.75% 12/15/20		25,000	25,688

			558,967

Commercial Banks–1.16%
Abbey National Treasury Services 3.05% 8/23/18		55,000	55,939
#Banco do Brasil 144A 3.75% 7/25/18	EUR	100,000	136,266
#Banco Santander Mexico 144A 4.125% 11/9/22		150,000	138,000
BB&T 5.25% 11/1/19		160,000	179,535
#BBVA Banco Continental 144A 3.25% 4/8/18		50,000	49,000
City National 5.25% 9/15/20		100,000	107,809
•Fifth Third Bancorp 5.10% 12/31/49		70,000	61,075
•Fifth Third Capital Trust IV 6.50% 4/15/37		100,000	99,875
#HSBC Bank 144A 4.75% 1/19/21		150,000	162,351

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
KeyBank 5.45% 3/3/16		250,000	$274,046
Morgan Stanley
4.10% 5/22/23		145,000	135,508
7.60% 8/8/17	NZD	18,000	15,870
•National City Bank 0.628% 6/7/17		335,000	329,542
•PNC Financial Services Group 4.85% 5/29/49		25,000	21,563
PNC Funding 5.125% 2/8/20		115,000	128,094
#•PNC Preferred Funding Trust II 144A 1.477% 3/31/49		100,000	86,500
Regions Financial 2.00% 5/15/18		60,000	58,303
Santander Holdings USA 3.45% 8/27/18		40,000	40,897
SVB Financial Group 5.375% 9/15/20		160,000	176,606
•USB Capital IX 3.50% 10/29/49		275,000	211,750
Wachovia
•0.638% 10/15/16		45,000	44,524
5.25% 8/1/14		195,000	202,519
Wells Fargo 4.125% 8/15/23		45,000	44,150
Zions Bancorp
4.50% 3/27/17		60,000	63,049
4.50% 6/13/23		20,000	19,871
7.75% 9/23/14		20,000	21,214

			2,863,856

Commercial Services & Supplies–0.11%
Avis Budget Car Rental 5.50% 4/1/23		55,000	51,150
#Brambles USA 144A 3.95% 4/1/15		20,000	20,722
Broadridge Financial Solutions 3.95% 9/1/20		30,000	30,339
International Lease Finance
5.875% 4/1/19		25,000	26,153
6.25% 5/15/19		63,000	66,465
8.25% 12/15/20		35,000	39,988
8.75% 3/15/17		25,000	28,813

			263,630

Communications Equipment–0.01%
#Avaya 144A 7.00% 4/1/19		25,000	23,500

			23,500

Computers & Peripherals–0.19%
Apple 2.40% 5/3/23		200,000	181,417
EMC 2.65% 6/1/20		185,000	183,407
NetApp
2.00% 12/15/17		35,000	34,492
3.25% 12/15/22		40,000	36,800

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Computers & Peripherals (continued)
#Seagate HDD Cayman 144A 4.75% 6/1/23		30,000	$29,025

			465,141

Construction & Engineering–0.00%
#•URS 144A 4.35% 4/1/17		10,000	10,226

			10,226

Construction Materials–0.09%
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		150,000	162,000
Headwaters 7.625% 4/1/19		70,000	73,850

			235,850

Containers & Packaging–0.12%
Ball 4.00% 11/15/23		45,000	40,613
Berry Plastics 9.75% 1/15/21		50,000	58,000
#Consolidated Container 144A 10.125% 7/15/20		20,000	21,500
#Crown Americas 144A 4.50% 1/15/23		15,000	13,800
International Paper 7.50% 8/15/21		25,000	30,812
#Plastipak Holdings 144A 10.625% 8/15/19		34,000	38,727
Rock Tenn
3.50% 3/1/20		25,000	24,755
4.00% 3/1/23		40,000	38,830
#Sealed Air 144A 6.50% 12/1/20		40,000	42,100

			309,137

Diversified Financial Services–0.62%
Bank of America
3.875% 3/22/17		50,000	53,223
4.10% 7/24/23		40,000	39,831
•5.20% 12/29/49		60,000	52,800
#CDP Financial 144A 4.40% 11/25/19		250,000	277,732
Citigroup
5.50% 9/13/25		45,000	46,382
6.25% 6/29/17	NZD	40,000	34,380
CME Group 5.30% 9/15/43		30,000	31,062
#ERAC USA Finance 144A 5.25% 10/1/20		95,000	105,595
General Electric Capital
2.10% 12/11/19		70,000	68,938
4.375% 9/16/20		200,000	213,101
6.00% 8/7/19		86,000	100,211
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	28,000	26,699
#•HBOS Capital Funding 144A 6.071% 6/29/49		100,000	98,375

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase
2.92% 9/19/17	CAD	100,000	$96,936
4.25% 11/2/18	NZD	40,000	31,549
5.625% 8/16/43		140,000	139,551
•6.00% 12/29/49		35,000	32,988
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		60,000	55,650
PHH 7.375% 9/1/19		20,000	21,100

			1,526,103

Diversified Telecommunication Services–0.78%
Bell Canada 3.35% 3/22/23	CAD	294,000	264,781
CC Holdings 3.849% 4/15/23		15,000	13,552
CenturyLink 5.80% 3/15/22		120,000	113,700
Clearwire Communications
#144A 12.00% 12/1/15		36,000	37,755
#144A 12.00% 12/1/15		8,000	8,390
#Digicel Group 144A 10.50% 4/15/18		100,000	108,500
Hughes Satellite Systems 7.625% 6/15/21		15,000	16,238
#Intelsat Jackson Holdings 144A 5.50% 8/1/23		40,000	37,600
Intelsat Luxembourg
#144A 7.75% 6/1/21		20,000	20,775
#144A 8.125% 6/1/23		55,000	58,231
Level 3 Communications 11.875% 2/1/19		20,000	23,100
Level 3 Financing 10.00% 2/1/18		45,000	48,375
Qwest 6.75% 12/1/21		55,000	59,159
#SBA Tower Trust 144A 2.24% 4/15/18		40,000	39,538
#SES 144A 3.60% 4/4/23		100,000	94,661
Telefonica Emisiones 6.421% 6/20/16		75,000	82,597
Telefonica Emisiones SAU 5.289% 12/9/22	EUR	50,000	81,710
#Telemar Norte Leste 144A 5.50% 10/23/20		200,000	178,000
#Telesat Canada 144A 6.00% 5/15/17		40,000	41,750
Verizon Communications
5.15% 9/15/23		110,000	118,127
6.40% 9/15/33		90,000	100,238
Virgin Media Secured Finance 6.50% 1/15/18		200,000	208,750
#Vivendi 144A 3.45% 1/12/18		120,000	121,498
Windstream
7.50% 4/1/23		15,000	14,888

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#144A 7.75% 10/1/21	30,000	$31,125

		1,923,038

Electric Utilities–0.48%
#American Transmission Systems 144A 5.25% 1/15/22	135,000	145,583
ComEd Financing III 6.35% 3/15/33	60,000	57,600
#•Electricite de France 144A 5.25% 12/29/49	100,000	94,761
Entergy Louisiana 4.05% 9/1/23	95,000	97,478
•FPL Capital Holdings 6.35% 10/1/66	120,000	121,282
Great Plains Energy
4.85% 6/1/21	30,000	32,091
5.292% 6/15/22	80,000	86,535
Indiana Michigan Power 3.20% 3/15/23	15,000	14,242
Ipalco Enterprises 5.00% 5/1/18	45,000	46,913
LG&E & KU Energy
3.75% 11/15/20	60,000	60,852
4.375% 10/1/21	110,000	114,154
#Narragansett Electric 144A 4.17% 12/10/42	35,000	31,318
NextEra Energy Capital Holdings 3.625% 6/15/23	25,000	23,782
NV Energy 6.25% 11/15/20	60,000	70,131
Pennsylvania Electric 5.20% 4/1/20	55,000	59,585
•PPL Capital Funding 6.70% 3/30/67	40,000	40,831
Public Service of Oklahoma 5.15% 12/1/19	70,000	79,652

		1,176,790

Energy Equipment & Services–0.15%
Bristow Group 6.25% 10/15/22	35,000	36,531
Halliburton 3.50% 8/1/23	185,000	183,743
Hercules Offshore
#144A 8.75% 7/15/21	15,000	15,975
#144A 10.50% 10/15/17	55,000	58,506
Key Energy Services 6.75% 3/1/21	40,000	39,800
#Nabors Industries 144A 5.10% 9/15/23	45,000	45,799

		380,354

Food & Staples Retailing–0.01%
Rite Aid 9.25% 3/15/20	30,000	34,200

		34,200

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food Products–0.08%
#BFF International 144A 7.25% 1/28/20	100,000	$111,000
Del Monte 7.625% 2/15/19	35,000	36,488
Smithfield Foods 6.625% 8/15/22	40,000	41,350

		188,838

Gas Utilities–0.02%
AmeriGas Finance 6.75% 5/20/20	40,000	42,700

		42,700

Health Care Equipment & Supplies–0.30%
Alere 7.25% 7/1/18	10,000	10,850
Biomet
6.50% 8/1/20	25,000	25,938
6.50% 10/1/20	5,000	5,094
Boston Scientific
2.65% 10/1/18	30,000	30,048
6.00% 1/15/20	75,000	85,888
CareFusion
#144A 3.30% 3/1/23	60,000	56,317
6.375% 8/1/19	225,000	257,997
Covidien International Finance 2.95% 6/15/23	45,000	42,542
Zimmer Holdings
3.375% 11/30/21	90,000	88,002
4.625% 11/30/19	120,000	131,136

		733,812

Health Care Providers & Services–0.12%
Air Medical Group Holdings 9.25% 11/1/18	31,000	33,480
Community Health Systems 8.00% 11/15/19	20,000	21,075
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	40,000	41,200
HCA Holdings 6.25% 2/15/21	33,000	33,619
Highmark
#144A 4.75% 5/15/21	40,000	37,884
#144A 6.125% 5/15/41	20,000	18,927
#Milacron 144A 7.75% 2/15/21	30,000	31,125
#MultiPlan 144A 9.875% 9/1/18	55,000	61,050
Tenet Healthcare 8.00% 8/1/20	15,000	15,938

		294,298

Hotels, Restaurants & Leisure–0.13%
Ameristar Casinos 7.50% 4/15/21	40,000	43,700
International Game Technology 5.35% 10/15/23	55,000	56,293

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International 3.375% 10/15/20	40,000	$39,932
MGM Resorts International 11.375% 3/1/18	40,000	51,100
Pinnacle Entertainment 8.75% 5/15/20	5,000	5,500
Wyndham Worldwide 5.625% 3/1/21	55,000	59,500
Wynn Las Vegas
#144A 4.25% 5/30/23	30,000	27,563
7.75% 8/15/20	25,000	28,188

		311,776

Household Durables–0.10%
Jarden 6.125% 11/15/22	35,000	36,444
M/I Homes 8.625% 11/15/18	40,000	43,200
Mohawk Industries 6.375% 1/15/16	4,000	4,415
Norcraft 10.50% 12/15/15	35,000	36,356
Ryland Group 8.40% 5/15/17	34,000	39,355
#Spectrum Brands Escrow 144A 6.375% 11/15/20	35,000	36,575
Standard Pacific 10.75% 9/15/16	35,000	42,000

		238,345

Household Products–0.04%
Energizer Holdings 4.70% 5/24/22	90,000	91,387

		91,387

Independent Power Producers & Energy Traders–0.10%
AES
4.875% 5/15/23	30,000	28,200
7.375% 7/1/21	10,000	11,050
8.00% 6/1/20	35,000	40,075
Exelon Generation 4.25% 6/15/22	90,000	88,758
GenOn Energy 9.875% 10/15/20	40,000	44,300
NRG Energy 7.875% 5/15/21	25,000	26,875

		239,258

Insurance–0.45%
•Allstate 5.75% 8/15/53	55,000	53,728
American International Group 4.125% 2/15/24	75,000	75,209
•Chubb 6.375% 3/29/67	115,000	123,913
#Hockey Merger 144A 7.875% 10/1/21	45,000	45,281
•ING Groep 5.775% 12/29/49	20,000	20,350
ING US
2.90% 2/15/18	55,000	55,281
•5.65% 5/15/53	30,000	27,533

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Liberty Mutual Group
#144A 4.25% 6/15/23	25,000	$24,431
#144A 4.95% 5/1/22	45,000	46,614
#144A 6.50% 5/1/42	30,000	32,483
#•144A 7.00% 3/15/37	35,000	35,700
MetLife 6.817% 8/15/18	280,000	339,134
Prudential Financial
3.875% 1/14/15	30,000	31,192
•5.625% 6/15/43	20,000	18,938
•5.875% 9/15/42	55,000	54,175
6.00% 12/1/17	55,000	63,825
•XL Group 6.50% 12/31/49	65,000	62,563

		1,110,350

Internet Software & Services–0.18%
Amazon.com 2.50% 11/29/22	45,000	41,094
Baidu 3.25% 8/6/18	200,000	200,409
eBay 4.00% 7/15/42	60,000	50,918
Equinix
4.875% 4/1/20	23,000	22,425
5.375% 4/1/23	17,000	16,150
GXS Worldwide 9.75% 6/15/15	86,000	88,526
#VeriSign 144A 4.625% 5/1/23	35,000	33,075

		452,597

IT Services–0.06%
Fidelity National Information Services 3.50% 4/15/23	55,000	49,572
First Data 11.25% 3/31/16	35,000	35,175
Total System Services
2.375% 6/1/18	15,000	14,649
3.75% 6/1/23	60,000	55,645

		155,041

Machinery–0.11%
ArvinMeritor 6.75% 6/15/21	25,000	24,875
Cummins 3.65% 10/1/23	70,000	70,618
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	185,000	184,086

		279,579

Marine–0.04%
#DP World Sukuk 144A 6.25% 7/2/17	100,000	109,750

		109,750

Media–0.45%
AMC Networks 4.75% 12/15/22	40,000	37,600
CCO Holdings 5.25% 9/30/22	25,000	23,250
Clear Channel Worldwide Holdings 7.625% 3/15/20	40,000	41,500
#Columbus International 144A 11.50% 11/20/14	100,000	108,000

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
#COX Communications 144A 3.25% 12/15/22	110,000	$97,871
CSC Holdings 6.75% 11/15/21	20,000	21,500
DISH DBS
5.875% 7/15/22	40,000	39,600
7.875% 9/1/19	20,000	22,900
Historic TW 6.875% 6/15/18	170,000	204,330
Lamar Media 5.00% 5/1/23	35,000	32,638
#MDC Partners 144A 6.75% 4/1/20	35,000	35,613
#Myriad International Holdings 144A 6.375% 7/28/17	100,000	109,250
#News America 144A 4.00% 10/1/23	15,000	15,046
Sinclair Television Group
5.375% 4/1/21	45,000	42,975
6.125% 10/1/22	15,000	14,963
#Sirius XM Radio 144A 4.625% 5/15/23	55,000	50,325
Time Warner Cable
5.85% 5/1/17	50,000	54,418
8.25% 4/1/19	78,000	90,394
#Univision Communications 144A 5.125% 5/15/23	75,000	72,188

		1,114,361

Metals & Mining–0.31%
AK Steel 7.625% 5/15/20	25,000	21,125
ArcelorMittal 10.35% 6/1/19	145,000	179,075
Barrick Gold 4.10% 5/1/23	35,000	30,880
BHP Billiton Finance USA 5.00% 9/30/43	55,000	56,236
FMG Resources August 2006
#144A 6.875% 4/1/22	71,000	71,355
#144A 7.00% 11/1/15	45,000	46,519
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	50,000	46,187
#Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 144A 6.25% 5/20/15	100,000	105,500
Novelis 8.75% 12/15/20	50,000	55,125
Nucor 4.00% 8/1/23	25,000	24,516
Rio Tinto Finance USA 2.25% 12/14/18	35,000	34,551
Ryerson
9.00% 10/15/17	25,000	26,000
11.25% 10/15/18	10,000	10,375
Teck Resources 3.75% 2/1/23	40,000	36,892
Vale Overseas 5.625% 9/15/19	20,000	21,817

		766,153

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities–0.46%
Ameren Illinois 9.75% 11/15/18	258,000	$346,351
CenterPoint Energy 5.95% 2/1/17	50,000	56,751
CMS Energy 6.25% 2/1/20	60,000	69,244
•Integrys Energy Group 6.11% 12/1/66	85,000	85,911
NiSource Finance 4.80% 2/15/44	170,000	152,819
Puget Energy 6.00% 9/1/21	35,000	38,236
•Puget Sound Energy 6.974% 6/1/67	145,000	151,115
SCANA 4.125% 2/1/22	60,000	58,684
•Wisconsin Energy 6.25% 5/15/67	165,000	168,435

		1,127,546

Oil, Gas & Consumable Fuels–1.34%
Antero Resources Finance 6.00% 12/1/20	15,000	15,225
BP Capital Markets 3.994% 9/26/23	55,000	55,550
Chesapeake Energy
5.375% 6/15/21	5,000	5,013
5.75% 3/15/23	60,000	60,450
Continental Resources 4.50% 4/15/23	35,000	34,519
Ecopetrol
4.25% 9/18/18	20,000	20,625
7.625% 7/23/19	54,000	64,125
El Paso Pipeline Partners Operating 6.50% 4/1/20	85,000	98,169
Enbridge 4.00% 10/1/23	30,000	30,093
•Enbridge Energy Partners 8.05% 10/1/37	135,000	152,163
Energy Transfer Partners
3.60% 2/1/23	145,000	135,328
9.70% 3/15/19	65,000	83,220
•Enterprise Products Operating 7.034% 1/15/68	130,000	144,760
Halcon Resources 8.875% 5/15/21	40,000	41,200
#KazMunayGas National JSC 144A 9.125% 7/2/18	100,000	122,875
Kinder Morgan Energy Partners 9.00% 2/1/19	110,000	140,925
Kodiak Oil & Gas 8.125% 12/1/19	40,000	43,900
#Midstates Petroleum 144A 9.25% 6/1/21	40,000	39,700
Newfield Exploration 5.625% 7/1/24	45,000	43,763

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Holding International 3.95% 3/15/22	65,000	$62,810
#Pacific Rubiales Energy 144A 7.25% 12/12/21	100,000	105,500
PDC Energy 7.75% 10/15/22	15,000	15,975
Petrobras Global Finance
•2.408% 1/15/19	10,000	9,835
3.00% 1/15/19	70,000	66,004
Petrobras International Finance 5.375% 1/27/21	48,000	48,460
Petrohawk Energy 7.25% 8/15/18	110,000	119,625
Petroleos de Venezuela 9.00% 11/17/21	65,000	53,300
Petroleos Mexicanos
•2.286% 7/18/18	25,000	25,813
3.50% 7/18/18	30,000	30,450
3.50% 1/30/23	15,000	13,672
6.50% 6/2/41	25,000	26,034
Plains All American Pipeline 8.75% 5/1/19	115,000	147,467
Plains Exploration & Production 6.50% 11/15/20	35,000	37,593
Pride International 6.875% 8/15/20	200,000	238,689
Range Resources 5.00% 8/15/22	50,000	48,625
#Regency Energy Partners 144A 4.50% 11/1/23	55,000	50,050
Rosetta Resources 5.625% 5/1/21	55,000	52,525
#•Samson Investment 144A 10.25% 2/15/20	35,000	37,275
SandRidge Energy 8.125% 10/15/22	50,000	50,750
Talisman Energy 5.50% 5/15/42	90,000	84,143
Total Capital 2.125% 8/10/18	230,000	232,337
•TransCanada PipeLines 6.35% 5/15/67	190,000	196,228
Williams Partners 7.25% 2/1/17	90,000	104,867
#Woodside Finance 144A 8.75% 3/1/19	100,000	127,687

		3,317,317

Paper & Forest Products–0.10%
Georgia-Pacific 8.00% 1/15/24	120,000	154,579
International Paper 6.00% 11/15/41	80,000	85,797

		240,376

Pharmaceuticals–0.07%
#Mylan 144A 3.125% 1/15/23	25,000	22,784
NBTY 9.00% 10/1/18	30,000	33,075

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
#Valeant Pharmaceuticals International 144A 7.00% 10/1/20	10,000	$10,650
#Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20	25,000	26,125
#Zoetis 144A 3.25% 2/1/23	90,000	85,851

		178,485

Professional Services–0.01%
FTI Consulting 6.75% 10/1/20	35,000	37,188

		37,188

Real Estate Investment Trusts–0.51%
Alexandria Real Estate Equities 3.90% 6/15/23	80,000	75,280
American Tower Trust I
#144A 1.551% 3/15/18	20,000	19,534
#144A 3.07% 3/15/23	55,000	52,244
Corporate Office Properties
3.60% 5/15/23	40,000	36,329
5.25% 2/15/24	40,000	41,134
DDR
4.625% 7/15/22	25,000	25,499
4.75% 4/15/18	65,000	70,232
7.50% 4/1/17	10,000	11,691
7.875% 9/1/20	85,000	104,182
Digital Realty Trust 5.25% 3/15/21	175,000	184,219
Duke Realty 3.625% 4/15/23	40,000	37,274
#Geo Group 144A 5.125% 4/1/23	10,000	9,200
Host Hotels & Resorts
3.75% 10/15/23	10,000	9,275
4.75% 3/1/23	65,000	65,422
5.25% 3/15/22	35,000	36,390
5.875% 6/15/19	30,000	32,404
Liberty Property 4.40% 2/15/24	45,000	44,956
National Retail Properties 3.30% 4/15/23	50,000	45,527
ProLogis 4.25% 8/15/23	70,000	69,761
Regency Centers 4.80% 4/15/21	95,000	100,012
UDR 3.70% 10/1/20	20,000	20,132
#WEA Finance 144A 4.625% 5/10/21	60,000	63,393
Weingarten Realty Investors 3.50% 4/15/23	40,000	37,273
Weyerhaeuser 4.625% 9/15/23	70,000	71,471

		1,262,834

Road & Rail–0.07%
Burlington Northern Santa Fe 5.15% 9/1/43	80,000	80,760
Norfolk Southern 4.80% 8/15/43	35,000	34,147

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Road & Rail (continued)
RSC Equipment Rental 10.25% 11/15/19	35,000	$39,725
United Rentals North America 6.125% 6/15/23	10,000	10,100

		164,732

Semiconductors & Semiconductor Equipment–0.08%
National Semiconductor 6.60% 6/15/17	165,000	193,127

		193,127

Software–0.10%
#BMC Software Finance 144A 8.125% 7/15/21	35,000	36,488
#MTS International Funding 144A 8.625% 6/22/20	100,000	117,375
Symantec 4.20% 9/15/20	85,000	87,624

		241,487

Specialty Retail–0.08%
Home Depot 3.75% 2/15/24	65,000	65,921
QVC 4.375% 3/15/23	120,000	111,810
Sally Holdings 5.75% 6/1/22	30,000	30,225

		207,956

Textiles, Apparel & Luxury Goods–0.03%
Hanesbrands 6.375% 12/15/20	40,000	43,300
Levi Strauss 6.875% 5/1/22	40,000	42,600

		85,900

Trading Companies & Distributors–0.06%
#Glencore Funding 144A 2.50% 1/15/19	75,000	70,389
H&E Equipment Services 7.00% 9/1/22	40,000	42,800
HD Supply
#144A 7.50% 7/15/20	15,000	15,581
11.00% 4/15/20	20,000	24,050
#LKQ 144A 4.75% 5/15/23	5,000	4,650

		157,470

Wireless Telecommunication Services–0.16%
#Crown Castle Towers 144A 4.883% 8/15/20	290,000	308,191
Sprint
#144A 7.25% 9/15/21	25,000	25,313
#144A 7.875% 9/15/23	20,000	20,450
Sprint Capital 6.90% 5/1/19	45,000	46,463

		400,417

Total Corporate Bonds (Cost $24,226,645)		24,830,995

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–0.17%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	35,000	$35,096
Fairfax County, Virginia Series B 5.00% 4/1/24	20,000	24,078
Golden State, California Tobacco Securitization Asset-Back Senior Notes
Series A-1 5.125% 6/1/47	50,000	34,900
Series A-1 5.75% 6/1/47	65,000	49,950
Grand Parkway, Texas Transportation Subordinated Tier Toll Revenue Series B 5.00% 4/1/53	40,000	39,057
New Jersey State Transportation Trust Fund
Series A 5.00% 6/15/42	10,000	10,169
Series AA 5.00% 6/15/44	25,000	25,344
New York City Transitional Finance Authority (New York City Recovery) Series 135.00% 11/1/22	25,000	29,690
New York City, New York Series I 5.00% 8/1/22	20,000	23,574
Prince George’s County, Maryland Consolidated Public Improvement Series A 5.00% 3/1/22	10,000	12,029
State of Georgia Series D 5.00% 2/1/23	30,000	36,260
State of Maryland Local Facilities Series A 5.00% 8/1/21	25,000	30,068
State of North Carolina Series C 5.00% 5/1/22	25,000	30,184
Texas A&M University
Series D 5.00% 5/15/22	5,000	5,976
Series D 5.00% 5/15/23	5,000	5,973
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	20,000	20,774

Total Municipal Bonds (Cost $413,135)		413,122

NON-AGENCY ASSET-BACKED SECURITIES–0.22%
•Ally Master Owner Trust Series 2013-2 A 0.632% 4/15/18	100,000	99,770
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	100,000	101,428
General Electric Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	98,902

		Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.582% 10/15/15		150,000	$151,066
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43		92,398	90,811

Total Non-Agency Asset-Backed Securities (Cost $544,012)			541,977

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.06%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		5,160	5,387
Series 2005-6 7A1 5.50% 7/25/20		4,497	4,668
•ChaseFlex Trust Series 2006-1 A4 5.386% 6/25/36		100,000	84,557
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 3.169% 1/25/36		22,754	19,634
•JPMorgan Mortgage Trust Series 2007-A1 7A4 2.801% 7/25/35		25,688	13,569
•MASTR ARM Trust Series 2006-2 4A1 2.65% 2/25/36		7,510	7,152
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		21,608	20,408

Total Non-Agency Collarterized Mortgage Obligations (Cost $119,848)			155,375

ΔREGIONAL BONDS–0.19%
Australia–0.19%
New South Wales Treasury
3.75% 11/20/20	AUD	50,000	58,621
6.00% 3/1/22	AUD	97,000	101,159
Queensland Treasury 4.25% 7/21/23	AUD	67,000	59,972
Victoria Treasury
5.50% 12/17/24	AUD	52,000	52,252
6.00% 10/17/22	AUD	185,000	193,354

Total Regional Bonds (Cost $524,355)			465,358

«SENIOR SECURED LOANS–1.37%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20		95,000	95,386
Allied Security Holdings Tranche 2L 9.00% 1/21/18		35,000	35,394
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19		44,775	44,644
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17		127,058	127,932

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Calpine Construction Finance Tranche B 3.00% 5/1/20	144,638	$142,272
Chrysler Group Tranche B 4.25% 5/24/17	9,949	10,057
@Community Health Systems
5.25% 7/30/14	26,479	26,479
5.753% 7/30/14	28,521	28,521
@CPG International 6.00% 9/4/14	45,000	45,000
Davita Tranche B 4.50% 10/20/16	24,620	24,786
Dell Tranche B 4.50% 3/24/20	25,000	24,660
Delta Air Lines Tranche B 1st Lien 4.25% 4/15/17	58,773	59,079
Drillships Financing Holdings Tranche B1 6.00% 2/17/21	45,000	45,450
Emdeon 1st Lien 3.75% 11/2/18	58,955	59,022
First Data 1st Lien 4.00% 4/5/17	225,450	224,182
Gray Television 4.75% 10/11/19	53,018	53,399
HCA Tranche B5 1st Lien 2.75% 3/31/17	118,000	118,021
@Hudson’s Bay 7.00% 7/29/14	45,000	45,000
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	64,024	64,444
Immucor Tranche B2 5.00% 8/19/18	79,051	79,611
Infor US Tranche B2 5.25% 4/5/18	182,059	182,912
Intelsat Jackson Holding Tranche B1 4.50% 4/2/18	138,999	139,867
Landry’s Tranche B 4.75% 4/24/18	44,603	44,994
Level 3 Financing 4.00% 1/15/20	75,000	74,813
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	75,000	75,103
Moxie Liberty Tranche B 7.50% 8/21/20	5,000	5,006
MultiPlan Tranche B 4.00% 8/18/17	26,260	26,436
Novelis Tranche B 3.75% 3/10/17	47,633	47,746
Nuveen Investments 2nd Lien 6.50% 2/28/19	230,000	230,403
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	136,500	136,256
PQ Tranche B 4.50% 8/7/17	34,825	35,030

	Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Remy International Tranche B 1st Lien 4.25% 3/5/20		61,712	$61,944
Samson Investments 2nd Lien 6.00% 9/10/18		95,000	95,534
Scientific Games International 4.25% 5/22/20		70,000	69,366
Sensus USA 2nd Lien 8.50% 4/13/18		80,000	79,700
Smart & Final Tranche B 1st Lien 4.50% 11/15/19		27,790	27,894
Truven Health Analytics 4.50% 5/23/19		14,888	14,968
Univision Communications Tranche C1 1st Lien 4.50% 2/22/20		118,421	118,125
Univision Communications Tranche C2 4.50% 2/6/20		69,650	69,215
USI Insurance Services Tranche B 5.00% 12/14/19		54,588	54,860
Valeant Pharmaceuticals Tranche B 4.50% 5/30/20		69,475	70,022
Warner Chilcott Tranche B1
4.25% 3/15/18		18,165	18,215
4.25% 3/15/18		7,908	7,930
Warner Chilcott Tranche B3 4.25% 3/15/18		14,314	14,354
Wide Open West Finance 4.75% 3/27/19		278,600	281,267
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		46,529	46,662

Total Senior Secured Loans (Cost $3,359,900)			3,381,961

ΔSOVEREIGN BONDS–0.51%
Australia–0.02%
Australia Government Bond 4.00% 8/20/20	AUD	34,000	58,290

			58,290

Brazil–0.05%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	267,000	116,321

			116,321

Finland–0.05%
Finland Government Bond #144A 4.00% 7/4/25	EUR	72,000	114,577

			114,577

Indonesia–0.02%
Indonesia Treasury Bond 5.625% 5/15/23	IDR	644,000,000	45,269

			45,269

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia–0.03%
Malaysia Government Bond 4.262% 9/15/16	MYR	217,000	$68,168

			68,168

Mexico–0.09%
Mexican Bonos
6.50% 6/10/21	MXN	878,100	70,501
6.50% 6/9/22	MXN	1,998,000	158,424

			228,925

New Zealand–0.01%
New Zealand Government Bond 3.00% 4/15/20	NZD	39,000	29,925

			29,925

Panama–0.02%
Panama Government International Bond 8.875% 9/30/27		44,000	60,830

			60,830

Peru–0.06%
Peruvian Government International Bond 7.125% 3/30/19		118,000	143,665

			143,665

Poland–0.09%
Poland Government Bond
4.00% 10/25/23	PLN	112,000	34,532
5.75% 10/25/21	PLN	304,000	106,658
Poland Government International Bond 3.00% 3/17/23		92,000	84,502

			225,692

Republic of Korea–0.04%
Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	94,685,217	96,006

			96,006

South Africa–0.03%
South Africa Government Bond 10.50% 12/21/26	ZAR	505,000	60,563
South Africa Government Inflation-Linked Bond 2.75% 1/31/22	ZAR	44,465	4,868

			65,431

Sweden–0.00%
Sweden Government Bond 4.25% 3/12/19	SEK	80,000	13,997

			13,997

Total Sovereign Bonds (Cost $1,288,144)			1,267,096

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–0.54%
U.S. Treasury Bonds
2.75% 11/15/42	485,000	$401,527
2.875% 5/15/43	80,000	67,912
U.S. Treasury Notes
1.50% 8/31/18	140,000	140,946
¥2.50% 8/15/23	730,000	722,643

Total U.S. Treasury Obligations (Cost $1,376,542)		1,333,028

	Number of Shares
WARRANT–0.02%
†Kinder Morgan CW17 strike price $40.00, expiration date 5/25/17	10,680	53,080

Total Warrant (Cost $19,117)		53,080

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.04%
Dreyfus Treasury & Agency Cash Management Fund	94,331	$94,331

Total Money Market Fund (Cost $94,331)		94,331

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–4.65%
≠Discounted Commercial Paper–4.65%
Abbey National North America 0.04% 10/1/13	11,500,000	$11,500,000

Total Short-Term Investment (Cost $11,500,000)		11,500,000

TOTAL VALUE OF SECURITIES–102.67% (Cost $192,573,987)	253,914,279
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.67%)	(6,608,887)

NET ASSETS APPLICABLE TO 16,534,784 SHARES OUTSTANDING–100.00%	$247,305,392

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate value of Rule 144A securities was $8,005,466, which represents 3.24% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of September 30, 2013. Interest rates reset periodically.
*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
@	Illiquid security. At September 30, 2013, the aggregate value of illiquid securities was $2,452,594, which represented 0.99% of the Fund’s net assets. See Note 4 in “Notes.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $451,281, which represented 0.18% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2013.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2013.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(1,090,128)	USD	1,028,187	10/31/13	$13,362
BAML	CAD	(209,279)	USD	203,169	10/31/13	154
BAML	EUR	(478,421)	USD	645,542	10/31/13	(1,742)
BAML	JPY	(4,962,191)	USD	50,236	10/31/13	(261)

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	MYR	101,445	USD	(31,811)	10/31/13	$(740)
BAML	NZD	77,895	USD	(65,198)	10/31/13	(651)
BCLY	KRW	(37,720,578)	USD	35,001	10/31/13	(26)
BCLY	MXN	(1,669,772)	USD	130,308	10/31/13	3,105
BNP	AUD	(79,838)	USD	75,260	10/31/13	937
BNP	BRL	(215,181)	USD	94,707	10/31/13	(1,608)
CITI	AUD	(732,010)	USD	689,631	10/31/13	8,186
CITI	JPY	14,637,525	USD	(148,201)	10/31/13	757
CITI	PLN	(65,151)	USD	20,745	10/31/13	(69)
GSC	GBP	(101,574)	USD	162,842	10/31/13	(1,553)
GSC	PLN	(138,113)	USD	43,971	10/31/13	(152)
HSBC	BRL	(107,529)	USD	47,353	10/31/13	(777)
HSBC	EUR	(89,714)	USD	121,007	10/31/13	(372)
HSBC	JPY	33,078,115	USD	(334,897)	10/31/13	1,722
HSBC	MYR	349,134	USD	(108,952)	10/31/13	(2,020)
HSBC	PHP	2,578,407	USD	(60,590)	10/31/13	(1,264)
JPMC	EUR	354,098	USD	(477,891)	10/31/13	1,190
JPMC	JPY	17,748,855	USD	(179,773)	10/31/13	847
JPMC	NOK	(919,571)	USD	155,260	10/31/13	2,526
MNB	JPY	(32,227,275)	USD	325,200	10/1/13	(2,699)
MSC	AUD	1,588,725	USD	(1,496,986)	10/31/13	(18,006)
MSC	JPY	27,736,365	USD	(280,975)	10/31/13	1,284
TD	CAD	(63,078)	USD	61,261	10/31/13	71
TD	GBP	155,016	USD	(248,515)	10/31/13	2,375
TD	IDR	1,056,697,780	USD	(96,114)	10/31/13	(6,408)
TD	JPY	(92,929,052)	USD	941,234	10/31/13	(4,456)
TD	ZAR	(702,470)	USD	69,950	10/31/13	377
UBS	MXN	(1,500,410)	USD	114,873	10/1/13	256

						$(5,655)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) E-mini S&P 500 Index	$(84,235)	$(83,715)	12/21/13	$520
13 U.S. Treasury 5 yr Notes	1,558,312	1,573,609	1/7/14	15,297
37 U.S. Treasury 10 yr Notes	4,609,080	4,676,453	1/1/14	67,373

	$6,083,157			$83,190

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Swap Contracts2

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
DB	CDX.EM.20	260,000	5.00%	12/20/18	$2,022
	Protection Sold/Moody’s Rating:
CME	CDX.NA.HY.21/Baa	220,000	5.00%	12/20/18	—

					$2,022

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
[2]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CITI–Citigroup Global Securities

CME–Chicago Mercantile Exchange Inc.

DB–Deutsche Bank

ETF–Exchange-Traded Fund

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Foundation® Aggressive Allocation Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income returns for all open tax years (December 31, 2009-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

1. Significant Accounting Policies (continued)

date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$194,867,680

Aggregate unrealized appreciation	$66,923,940
Aggregate unrealized depreciation	(7,877,341)

Net unrealized appreciation	$59,046,599

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $22,798,504 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair value securities)

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage- Backed Securities	$—	$11,758,425	$—	$11,758,425
Common Stock	127,783,055	44,974,135	50,820	172,808,010
Corporate Debt	138,543	29,482,837	145,000	29,766,380
Foreign Debt	—	1,732,454	—	1,732,454
Investment Companies	24,294,387	—	—	24,294,387
Municipal Bonds	—	413,122	—	413,122
U.S. Treasury Obligations	—	1,333,028	—	1,333,028
Other	308,473	—	—	308,473
Short-Term Investments	—	11,500,000	—	11,500,000

Total	$152,524,458	$101,194,001	$195,820	$253,914,279

Foreign Currency Exchange Contracts	$—	$(5,655)	$—	$(5,655)

Futures Contracts	$83,190	$—	$—	$83,190

Swap Contracts	$—	$2,022	$—	$2,022

As a result of international fair value pricing at September 30, 2013, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Current Date, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

3. Derivatives (continued)

minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended September 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write option contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk. No options written were outstanding at September 30, 2013.

Swap Contracts–The Fund enters into CDS contracts and interest rate swap conracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps-An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013. No interest rate swap contracts were outstanding at September 30, 2013.

Credit Default Swaps-A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. At September 30, 2013, net unrealized appreciation of CDS

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

3. Derivatives (continued)

contracts was $2,022. If a credit event had occurred for all open swap transactions where collateral posting was required as of September 30, 2013, the Fund would have received $40,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally-Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Foundation® Aggressive Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–34.60%
U.S. MARKETS–22.56%
Aerospace & Defense–0.69%
†Esterline Technologies	410	$32,755
Honeywell International	2,750	228,360
†KEYW Holding	5,550	74,648
Lockheed Martin	1,000	127,550
Northrop Grumman	7,700	733,502
Raytheon	9,700	747,579
Rockwell Collins	750	50,895
Triumph Group	1,750	122,885
United Technologies	2,400	258,768

		2,376,942

Air Freight & Logistics–0.06%
FedEx	1,300	148,343
†XPO Logistics	2,870	62,193

		210,536

Auto Components–0.25%
Borg Warner	600	60,834
Johnson Controls	17,300	717,950
†Tenneco	1,770	89,385

		868,169

Automobiles–0.05%
Ford Motor	11,000	185,570

		185,570

Beverages–0.10%
Coca-Cola	1,850	70,078
PepsiCo	3,400	270,300

		340,378

Biotechnology–0.63%
†Acorda Therapeutics	2,000	68,560
†Alkermes	1,750	58,835
†Celgene	9,300	1,431,549
†Cepheid	1,100	42,944
†Gilead Sciences	4,260	267,698
†Incyte	1,760	67,144
†InterMune	3,970	61,019
Spectrum Pharmaceuticals	4,490	37,671
†Vertex Pharmaceuticals	1,750	132,685

		2,168,105

Building Products–0.04%
AAON	3,615	96,014
†Boise Cascade	1,060	28,567

		124,581

Capital Markets–0.37%
Ameriprise Financial	1,050	95,634
Bank of New York Mellon	23,700	715,503
BlackRock	650	175,903
Evercore Partners Class A	1,110	54,645

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
Greenhill	880	$43,894
State Street	2,050	134,788
†Stifel Financial	1,450	59,769

		1,280,136

Chemicals–0.47%
Axiall	1,550	58,575
Cabot	2,610	111,473
Celanese Class A	2,500	131,975
†Chemtura	2,450	56,326
duPont (E.I.) deNemours	15,878	929,816
Eastman Chemical	1,600	124,640
Innophos Holdings	900	47,502
Koppers Holdings	450	19,193
Sociedad Quimica y Minera de Chile ADR	3,300	100,815
Stepan	700	40,411

		1,620,726

Commercial Banks–0.28%
BBCN Bancorp	3,690	50,774
Bryn Mawr Bank	680	18,340
†Capital Bank Financial	2,690	59,046
Cardinal Financial	3,560	58,847
City Holding	1,340	57,942
Flushing Financial	3,070	56,642
@Independent Bank	1,590	56,763
Park National	770	60,892
Prosperity Bancshares	1,300	80,392
Susquehanna Bancshares	4,890	61,370
†Texas Capital Bancshares	930	42,752
Webster Financial	2,480	63,314
Wells Fargo	6,650	274,778
†Western Alliance Bancorp	2,330	44,107

		985,959

Commercial Services & Supplies–0.30%
McGrath RentCorp	1,210	43,197
Republic Services	2,300	76,728
†Tetra Tech	2,080	53,851
United Stationers	2,010	87,435
US Ecology	1,780	53,631
Waste Management	17,300	713,452

		1,028,294

Communications Equipment–0.88%
Cisco Systems	33,900	793,938
Motorola Solutions	13,500	801,630
†NETGEAR	1,230	37,958
Plantronics	1,180	54,339
QUALCOMM	20,090	1,353,262

		3,041,127

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals–0.54%
Apple	1,885	$898,674
Broadcom Class A	28,400	738,684
EMC	8,750	223,650

		1,861,008

Construction & Engineering–0.07%
Granite Construction	1,920	58,752
†MYR Group	2,440	59,292
URS	2,200	118,250

		236,294

Consumer Finance–0.06%
Capital One Financial	2,900	199,346

		199,346

Containers & Packaging–0.04%
†Boise	5,390	67,914
MeadWestvaco	2,350	90,193

		158,107

Diversified Financial Services–0.57%
Citigroup	4,200	203,742
CME Group	7,200	531,936
†IntercontinentalExchange	4,755	862,652
JPMorgan Chase	6,950	359,246

		1,957,576

Diversified Telecommunication Services–0.52%
AT&T	29,657	1,003,000
Atlantic Tele-Network	770	40,140
†inContact	6,870	56,815
Verizon Communications	15,360	716,698

		1,816,653

Electric Utilities–0.30%
Cleco	1,460	65,466
Edison International	17,200	792,232
OGE Energy	3,650	131,729
UIL Holdings	1,070	39,783

		1,029,210

Electrical Equipment–0.07%
Acuity Brands	1,200	110,424
Eaton	1,750	120,470

		230,894

Electronic Equipment, Instruments & Components–0.07%
†Anixter International	830	72,758
†FARO Technologies	1,680	70,846
†Rofin-Sinar Technologies	2,170	52,536
†SciQuest	1,910	42,899

		239,039

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services–0.38%
Bristow Group	510	$37,108
†C&J Energy Services	1,730	34,738
Halliburton	14,900	717,435
National Oilwell Varco	1,500	117,165
†Pioneer Energy Services	5,610	42,131
†RigNet	2,270	82,219
Schlumberger	3,200	282,752

		1,313,548

Food & Staples Retailing–0.60%
Casey’s General Stores	1,280	94,080
CVS Caremark	15,590	884,733
†Susser Holdings	1,750	93,013
Walgreen	18,550	997,990

		2,069,816

Food Products–0.69%
Archer-Daniels-Midland	19,600	722,064
General Mills	3,550	170,116
J&J Snack Foods	670	54,082
Kraft Foods Group	13,433	704,427
Mondelez International Class A	23,600	741,512

		2,392,201

Health Care Equipment & Supplies–0.35%
Abbott Laboratories	2,950	97,911
†Align Technology	2,200	105,864
Baxter International	10,200	670,038
Conmed	1,790	60,842
CryoLife	4,300	30,100
†Haemonetics	1,560	62,213
†Merit Medical Systems	2,507	30,410
†Quidel	2,450	69,580
West Pharmaceutical Services	2,120	87,238

		1,214,196

Health Care Providers & Services–0.60%
Air Methods	2,190	93,294
Cardinal Health	14,500	756,175
†Cross Country Healthcare	4,390	26,603
†Express Scripts Holding	3,050	188,429
Quest Diagnostics	11,700	722,943
UnitedHealth Group	3,200	229,152
†WellCare Health Plans	930	64,858

		2,081,454

Health Care Technology–0.01%
†Greenway Medical Technologies	2,200	45,430

		45,430

Hotels, Restaurants & Leisure–0.43%
†AFC Enterprises	1,890	82,385
Arcos Dorados Holdings	12,200	144,570

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
†Buffalo Wild Wings	610	$67,844
Carnival	17,900	584,256
CEC Entertainment	570	26,140
Cheesecake Factory	1,260	55,377
†Jack in the Box	1,680	67,200
McDonald’s	2,350	226,094
†SHFL Entertainment	710	16,330
Starbucks	2,650	203,971

		1,474,167

Household Products–0.15%
Kimberly-Clark	1,850	174,307
Procter & Gamble	4,470	337,887

		512,194

Industrial Conglomerates–0.07%
General Electric	10,450	249,651

		249,651

Insurance–1.08%
AFLAC	2,950	182,871
Allstate	15,100	763,305
American Equity Investment Life Holding	3,950	83,819
AMERISAFE	1,070	37,996
Maiden Holdings	3,970	46,886
Marsh & McLennan	17,500	762,125
Primerica	1,650	66,561
Progressive	26,375	718,191
Prudential Financial	1,250	97,475
Travelers	11,005	932,894
United Fire Group	1,460	44,486

		3,736,609

Internet & Catalog Retail–0.59%
†Liberty Interactive Class A	41,150	965,791
†priceline.com	990	1,000,841
†Shutterfly	1,330	74,320

		2,040,952

Internet Software & Services–1.00%
†Brightcove	5,150	57,938
†ChannelAdvisor	1,350	49,451
†eBay	13,075	729,454
†Google Class A	1,280	1,121,165
j2 Global	1,550	76,756
†Liquidity Services	1,370	45,977
†Rocket Fuel	610	32,781
†Trulia	1,290	60,669
†VeriSign	10,205	519,332
†Yahoo	22,700	752,732

		3,446,255

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–1.15%
Accenture Class A	2,450	$180,418
†EPAM Systems	1,370	47,265
†ExlService Holdings	1,020	29,050
International Business Machines	890	164,810
†InterXion Holding	2,170	48,261
MasterCard Class A	1,935	1,301,829
†TeleTech Holdings	2,830	71,005
†Teradata	10,025	555,786
†VeriFone Systems	7,925	181,166
Visa Class A	7,350	1,404,585

		3,984,175

Life Sciences Tools & Services–0.05%
Thermo Fisher Scientific	2,050	188,908

		188,908

Machinery–0.14%
Barnes Group	2,200	76,824
Caterpillar	650	54,191
†Chart Industries	140	17,226
†Columbus McKinnon	2,570	61,757
Cummins	700	93,009
Deere	800	65,112
ESCO Technologies	1,230	40,873
Kadant	1,940	65,165

		474,157

Media–0.18%
Cinemark Holdings	1,300	41,262
Comcast Special Class A	5,850	253,715
National CineMedia	2,570	48,470
Nielsen Holdings	2,350	85,658
Regal Entertainment Group Class A	3,800	72,124
Viacom Class B	1,300	108,654

		609,883

Metals & Mining–0.05%
Kaiser Aluminum	830	59,138
Materion	1,660	53,220
US Silica Holdings	2,010	50,049

		162,407

Multiline Retail–0.13%
Macy’s	3,650	157,936
Nordstrom	2,700	151,740
Target	2,400	153,552

		463,228

Multi-Utilities–0.08%
MDU Resources Group	4,000	111,880
NorthWestern	1,110	49,861

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Multi-Utilities (continued)
Sempra Energy	1,250	$107,000

		268,741

Office Electronics–0.22%
Xerox	74,100	762,489

		762,489

Oil, Gas & Consumable Fuels–1.97%
†Bonanza Creek Energy	1,690	81,559
†Carrizo Oil & Gas	1,990	74,247
Chevron	9,121	1,108,202
ConocoPhillips	10,700	743,757
†Diamondback Energy	660	28,142
EOG Resources	9,775	1,654,712
Exxon Mobil	3,300	283,932
†Jones Energy Class A	1,740	28,553
Kinder Morgan	27,078	963,164
†Kodiak Oil & Gas	6,480	78,149
Marathon Oil	23,815	830,667
Occidental Petroleum	9,200	860,568
†Rosetta Resources	1,230	66,986

		6,802,638

Paper & Forest Products–0.04%
International Paper	1,750	78,400
Neenah Paper	1,760	69,186

		147,586

Personal Products–0.09%
Avon Products	11,100	228,660
†Prestige Brands Holdings	2,270	68,372

		297,032

Pharmaceuticals–1.24%
AbbVie	2,950	131,954
Allergan	9,150	827,618
†Auxilium Pharmaceuticals	2,330	42,476
Johnson & Johnson	8,489	735,911
Merck	21,297	1,013,950
Perrigo	3,515	433,681
Pfizer	36,419	1,045,589
Zoetis	2,067	64,325

		4,295,504

Professional Services–0.09%
†FTI Consulting	1,910	72,198
Kforce	4,770	84,381
Towers Watson Class A	900	96,264
†WageWorks	1,020	51,459

		304,302

Real Estate Investment Trusts–2.09%
American Tower	1,700	126,021

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Apartment Investment & Management	2,750	$76,835
AvalonBay Communities	2,450	311,371
Boston Properties	2,525	269,923
Brandywine Realty Trust	4,150	54,697
BRE Properties	2,100	106,596
Camden Property Trust	1,825	112,128
CBL & Associates Properties	4,100	78,310
Colonial Properties Trust	2,300	51,727
Corporate Office Properties Trust	4,400	101,640
Cousins Properties	3,575	36,787
DCT Industrial Trust	14,055	101,055
DDR	7,725	121,360
Duke Realty	5,550	85,692
DuPont Fabros Technology	3,775	97,282
EastGroup Properties	920	54,473
EPR Properties	2,515	122,581
Equity Lifestyle Properties	2,025	69,194
Equity Residential	4,975	266,511
Essex Property Trust	750	110,775
Extra Space Storage	3,200	146,400
Federal Realty Investment Trust	875	88,769
First Industrial Realty Trust	5,450	88,672
First Potomac Realty Trust	4,975	62,536
General Growth Properties	11,400	219,906
HCP	2,300	94,185
Health Care REIT	975	60,821
Healthcare Realty Trust	4,150	95,907
Healthcare Trust of America	2,925	30,771
Highwoods Properties	1,525	53,848
Host Hotels & Resorts	19,630	346,862
Kilroy Realty	2,025	101,149
Kimco Realty	7,850	158,413
Kite Realty Group Trust	8,315	49,308
LaSalle Hotel Properties	2,740	78,145
Lexington Realty Trust	7,325	82,260
Liberty Property Trust	4,250	151,300
LTC Properties	1,450	55,071
Macerich	2,425	136,867
National Retail Properties	4,300	136,826
ProLogis	8,875	333,878
PS Business Parks	875	65,293
Public Storage	1,900	305,045
Ramco-Gershenson Properties Trust	7,470	115,113
Regency Centers	2,550	123,293
†Rexford Industrial Realty	1,475	19,927
RLJ Lodging Trust	3,325	78,104
Simon Property Group	4,725	700,387
SL Green Realty	1,225	108,829
Sovran Self Storage	910	68,869
†Strategic Hotels & Resorts	7,250	62,930
Summit Hotel Properties	3,175	29,178

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Sunstone Hotel Investors	2,775	$35,354
Tanger Factory Outlet Centers	2,200	71,830
Ventas	4,050	249,075
Vornado Realty Trust	3,075	258,485

		7,218,564

Road & Rail–0.11%
Hunt (J.B.) Transport Services	1,400	102,102
†Roadrunner Transportation Systems	1,960	55,350
Union Pacific	1,400	217,476

		374,928

Semiconductors & Semiconductor Equipment–0.42%
†Amkor Technology	9,770	41,913
†Applied Micro Circuits	6,230	80,367
Avago Technologies	3,400	146,608
Intel	40,461	927,366
†Semtech	2,470	74,075
†Synaptics	1,460	64,649
Texas Instruments	3,400	136,918

		1,471,896

Software–0.96%
†Accelrys	5,930	58,470
†Adobe Systems	21,175	1,099,830
†Citrix Systems	1,050	74,141
†Fortinet	6,050	122,573
Intuit	10,575	701,228
Microsoft	30,425	1,013,457
†Proofpoint	2,950	94,754
†salesforce.com	2,100	109,011
†SS&C Technologies Holdings	1,500	57,150

		3,330,614

Specialty Retail–0.62%
DSW Class A	1,550	132,246
†Express	2,470	58,267
†Francesca’s Holdings	2,940	54,802
†Jos. A Bank Clothiers	1,390	61,104
L Brands	13,075	798,883
Lowe’s	15,800	752,238
†Sally Beauty Holdings	11,375	297,570

		2,155,110

Textiles, Apparel & Luxury Goods–0.26%
†G-III Apparel Group	1,770	96,624
†Iconix Brand Group	2,330	77,403
†Madden (Steven)	1,935	104,161
NIKE Class B	7,725	561,144
Perry Ellis International	2,530	47,665

		886,997

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Thrift & Mortgage Finance–0.01%
Dime Community Bancshares	3,110	$51,782

		51,782

Trading Companies & Distributors–0.03%
Applied Industrial Technologies	1,700	87,550
†Titan Machinery	1,780	28,605

		116,155

Wireless Telecommunication Services–0.32%
†Crown Castle International	15,150	1,106,405

		1,106,405

Total U.S. Markets (Cost $49,225,941)		78,008,624

§DEVELOPED MARKETS–7.18%
Air Freight & Logistics–0.24%
Deutsche Post	25,159	834,475

		834,475

Automobiles–0.46%
Bayerische Motoren Werke	4,657	500,833
Toyota Motor	16,800	1,077,620

		1,578,453

Beverages–0.19%
Carlsberg Class B	6,443	664,022

		664,022

Chemicals–0.15%
Syngenta ADR	6,165	501,215

		501,215

Commercial Banks–0.80%
Mitsubishi UFJ Financial Group	134,500	862,819
Nordea Bank	65,054	785,012
Standard Chartered	21,874	524,051
UniCredit	92,478	590,548

		2,762,430

Construction & Engineering–0.20%
Vinci	11,868	690,913

		690,913

Construction Materials–0.16%
Lafarge	7,959	555,350

		555,350

Containers & Packaging–0.15%
Rexam	66,920	521,481

		521,481

Electrical Equipment–0.11%
Alstom	10,902	388,005

		388,005

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services–0.37%
Saipem	21,983	$477,506
Subsea 7	21,145	439,554
Transocean	8,200	364,900

		1,281,960

Food & Staples Retailing–0.18%
Tesco	109,282	635,313

		635,313

Food Products–0.31%
†Aryzta	16,120	1,077,346

		1,077,346

Household Durables–0.09%
Techtronic Industries	120,000	312,817

		312,817

Industrial Conglomerates–0.18%
Koninklijke Philips Electronics	19,334	623,735

		623,735

Insurance–0.22%
AXA	32,767	760,484

		760,484

IT Services–0.46%
†CGI Group Class A	29,047	1,019,416
Teleperformance	12,039	582,099

		1,601,515

Life Sciences Tools & Services–0.02%
†ICON	2,010	82,269

		82,269

Media–0.17%
Publicis Groupe	7,249	576,645

		576,645

Metals & Mining–0.35%
Anglo American ADR	6,700	82,352
AuRico Gold	42,193	160,981
Rio Tinto	13,858	676,451
Yamana Gold	27,922	290,320

		1,210,104

Multiline Retail–0.18%
Don Quijote	3,700	231,939
Kering	1,705	382,093

		614,032

Multi-Utilities–0.07%
National Grid	19,523	230,617

		230,617

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–0.17%
Total	9,809	$568,558

		568,558

Pharmaceuticals–1.08%
Meda Class A	6,295	75,722
Novartis	10,571	813,057
Novo Nordisk ADR	3,425	579,579
Sanofi	7,869	796,948
Stada Arzneimittel	11,489	582,597
Teva Pharmaceutical Industries ADR	23,800	899,164

		3,747,067

Road & Rail–0.09%
East Japan Railway	3,467	298,833

		298,833

Specialty Retail–0.18%
Nitori Holdings	6,853	627,630

		627,630

Textiles, Apparel & Luxury Goods–0.15%
Yue Yuen Industrial Holdings	187,500	523,439

		523,439

Trading Companies & Distributors–0.18%
ITOCHU	51,142	630,092

		630,092

Wireless Telecommunication Services–0.27%
KDDI	12,836	659,709
Vodafone Group	78,935	277,048

		936,757

Total Developed Markets (Cost $18,267,154)		24,835,557

×EMERGING MARKETS–4.86%
Airlines–0.04%
†Gol Linhas Aereas Inteligentes ADR	26,013	127,204

		127,204

Automobiles–0.07%
Hyundai Motor	626	146,074
Mahindra & Mahindra	8,337	110,312

		256,386

Beverages–0.23%
Fomento Economico Mexicano ADR	2,134	207,190
@Lotte Chilsung Beverage	157	247,888
Tsingtao Brewery	17,542	133,574
United Spirits	4,987	201,905

		790,557

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Building Products–0.11%
@KCC	915	$384,573

		384,573

Chemicals–0.04%
†Braskem ADR	9,703	154,763

		154,763

Commercial Banks–0.57%
Banco Santander Brasil ADR	21,500	149,425
Bangkok Bank	24,205	151,742
China Construction Bank	206,619	159,234
ICICI Bank ADR	4,400	134,112
Industrial & Commercial Bank of China	371,080	259,369
Itau Unibanco Holding ADR	14,014	197,878
KB Financial Group ADR	10,022	350,970
Powszechna Kasa Oszczednosci Bank Polski	7,230	85,880
=Sberbank	95,420	288,182
Standard Bank Group	16,421	195,899

		1,972,691

Construction & Engineering–0.03%
†Empresas ICA ADR	13,300	113,582

		113,582

Construction Materials–0.24%
†Cemex ADR	24,957	279,019
†Cemex Latam Holdings	31,016	243,352
Siam Cement	7,193	98,144
Siam Cement NVDR	6,200	84,595
Ultratech Cement	3,773	109,161

		814,271

Diversified Financial Services–0.04%
Remgro	6,621	127,828

		127,828

Diversified Telecommunication Services–0.31%
China Telecom	310,000	153,080
China Unicom Hong Kong ADR	17,558	270,744
Chunghwa Telecom ADR	4,750	150,005
KT ADR	19,500	327,015
Telefonica Brasil ADR	7,995	179,408

		1,080,252

Electronic Equipment, Instruments & Components–0.13%
Hon Hai Precision Industry	120,399	309,047
†LG Display ADR	11,400	136,002

		445,049

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food & Staples Retailing–0.08%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,500	$161,070
Wal-Mart de Mexico Series V	49,576	129,758

		290,828

Food Products–0.29%
Brasil Foods ADR	15,201	372,881
China Mengniu Dairy	67,000	300,543
@Lotte Confectionery	106	168,194
Tingyi Cayman Islands Holding	20,606	54,657
@Uni-President China Holdings	96,000	95,726

		992,001

Household Durables–0.04%
LG Electronics	1,945	128,899

		128,899

Insurance–0.05%
Samsung Life Insurance	1,800	175,088

		175,088

Internet Software & Services–0.30%
†Baidu ADR	3,600	558,648
†Sina	2,325	188,720
†Sohu.com	3,600	283,788

		1,031,156

IT Services–0.02%
†WNS Holdings ADR	3,040	64,509

		64,509

Media–0.10%
Grupo Televisa ADR	12,898	360,499

		360,499

Metals & Mining–0.18%
†Anglo American Platinum	2,232	96,821
†ArcelorMittal South Africa	12,907	45,389
@Gerdau	12,200	75,964
Gerdau ADR	8,800	65,648
Impala Platinum Holdings	4,835	59,654
Steel Authority of India	28,778	23,027
Vale ADR	15,600	243,516

		610,019

Oil, Gas & Consumable Fuels–0.81%
Cairn India	27,017	137,720
China Petroleum & Chemical	128,050	100,374
CNOOC ADR	890	179,602
Gazprom ADR	35,600	313,034
LUKOIL ADR	3,398	215,977
PetroChina ADR	1,008	110,830
Petroleo Brasileiro ADR	26,355	408,239

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Polski Koncern Naftowy Orlen	7,382	$104,387
PTT - Foreign	16,478	166,439
#@Reliance Industries GDR 144A	19,700	516,586
Rosneft GDR	24,475	197,895
Sasol ADR	3,124	149,296
Tambang Batubara Bukit Asam Persero	88,500	97,480
YPF ADR	5,100	102,663

		2,800,522

Paper & Forest Products–0.07%
†Fibria Celulose ADR	19,605	225,850

		225,850

Personal Products–0.05%
Hypermarcas	22,800	183,116

		183,116

Real Estate Management & Development–0.06%
#†=Etalon Group GDR 144A	6,900	33,396
UEM Sunrise	228,976	179,281

		212,677

Road & Rail–0.02%
All America Latina Logistica	16,222	64,411

		64,411

Semiconductors & Semiconductor Equipment–0.40%
Samsung Electronics	710	903,237
Taiwan Semiconductor Manufacturing	66,594	226,808
Taiwan Semiconductor Manufacturing ADR	8,300	140,768
United Microelectronics	263,000	112,536

		1,383,349

Transportation Infrastructure–0.03%
Santos Brasil Participacoes	7,538	88,328

		88,328

Wireless Telecommunication Services–0.55%
America Movil ADR	6,600	130,746
China Mobile ADR	3,800	214,434
MegaFon GDR	7,400	260,441
†Mobile Telesystems ADR	6,100	135,786
MTN Group	7,521	146,759
SK Telecom ADR	28,200	640,140
@Tim Participacoes ADR	4,400	103,708
†Turkcell Iletisim Hizmetleri ADR	8,451	124,652

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
Vodacom Group	13,025	$161,456

		1,918,122

Total Emerging Markets (Cost $14,640,183)		16,796,530

Total Common Stock (Cost $82,133,278)		119,640,711

CONVERTIBLE PREFERRED STOCK–0.45%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	2,325	50,605
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	42	45,213
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	70	77,394
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16	3,725	73,643
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16	538	28,756
Dominion Resources 6.125% exercise price $65.27, expiration date 4/1/16	538	28,697
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14	2,950	188,523
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	95	94,050
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	176	228,624
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	83	102,920
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	3,026	184,798
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	6,225	178,409
SandRidge Energy 8.50%exercise price $8.01, expiration date 12/31/49	1,270	127,572

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	127	$144,464

Total Convertible Preferred Stock (Cost $1,490,024)		1,553,668

EXCHANGE-TRADED FUNDS–6.01%
iShares MSCI EAFE Growth Index ETF	153,410	10,451,823
iShares MSCI EAFE Index ETF	87,550	5,584,815
Vanguard FTSE Developed Markets ETF	120,050	4,751,579

Total Exchange-Traded Funds (Cost $15,206,677)		20,788,217

PREFERRED STOCK–0.30%
Alabama Power 5.625%	9,280	216,224
BB&T 5.85%	5,725	122,916
•Integrys Energy Group 6.00%	8,750	212,800
National Retail Properties 5.70%	5,050	99,435
Public Storage 5.20%	5,000	100,900
U.S. Bancorp 5.15%	4,000	84,040
Wells Fargo 5.20%	9,200	193,384

Total Preferred Stock (Cost $1,169,093)		1,029,699

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.74%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	4,420	5,087
Series 2003-26 AT 5.00% 11/25/32	154,408	161,847
Series 2010-41 PN 4.50% 4/25/40	235,000	254,180
Series 2010-96 DC 4.00% 9/25/25	450,000	476,928
•Series 2012-122 SD 5.921% 11/25/42	258,535	55,758
•Series 2012-124 SD 5.971% 11/25/42	349,456	80,716
*Series 2013-26 ID 3.00% 4/25/33	354,686	62,912
*Series 2013-38 AI 3.00% 4/25/33	351,063	57,371
*Series 2013-44 DI 3.00% 5/25/33	1,054,945	186,892
Freddie Mac REMICs Series 2326 ZQ 6.50% 6/15/31	8,896	9,957

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 2557 WE 5.00% 1/15/18	15,131	$15,978
Series 2622 PE 4.50% 5/15/18	24,482	25,645
Series 2762 LG 5.00% 9/15/32	4,470	4,539
Series 3131 MC 5.50% 4/15/33	1,543	1,543
Series 3416 GK 4.00% 7/15/22	32,689	33,395
Series 4065 DE 3.00% 6/15/32	40,000	38,830
•*Series 4148 SA 5.918% 12/15/42	420,220	86,374
*Series 4185 LI 3.00% 3/15/33	261,080	46,263
*Series 4191 CI 3.00% 4/15/33	107,717	18,696
♦Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	106,076	121,436
GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	623,784
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	190,000	197,355

Total Agency Collateralized Mortgage Obligations (Cost $2,535,839)		2,565,486

AGENCY MORTGAGE-BACKED SECURITIES–11.26%
Fannie Mae
4.50% 5/1/41	101,080	106,378
6.50% 8/1/17	25,433	28,116
Fannie Mae ARM
•2.531% 11/1/35	45,016	47,548
•2.547% 4/1/36	50,417	53,346
•5.143% 8/1/35	1,736	1,860
Fannie Mae Relocation 15 yr
4.00% 9/1/20	47,405	49,363
Fannie Mae Relocation 30 yr
4.00% 3/1/35	91,405	94,748
5.00% 1/1/34	33,300	35,761
5.00% 10/1/35	19,375	20,792
5.00% 2/1/36	68,173	73,157
Fannie Mae S.F. 15 yr
2.50% 7/1/27	25,979	26,164
2.50% 2/1/28	397,711	400,552
2.50% 5/1/28	53,467	53,849
3.00% 11/1/27	16,483	17,091
3.00% 5/1/28	34,999	36,302
3.50% 7/1/26	133,195	140,673
4.00% 11/1/25	527,329	564,266
5.50% 6/1/23	108,079	116,475
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/27	4,785,000	4,811,916
2.50% 11/1/27	4,140,000	4,154,231
3.00% 10/1/27	1,594,000	1,650,288
3.00% 11/1/27	2,712,000	2,800,140
3.50% 11/1/26	2,441,000	2,567,245
3.50% 10/1/28	920,000	970,744

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.00% 8/1/33	64,501	$64,548
3.00% 9/1/40	119,539	119,625
3.50% 4/1/33	20,333	21,062
5.00% 11/1/23	10,444	11,313
Fannie Mae S.F. 30 yr
3.50% 7/1/42	18,100	18,440
3.50% 6/1/43	42,360	43,180
4.00% 11/1/40	51,257	53,818
4.00% 1/1/41	238,954	250,851
4.00% 9/1/41	34,579	36,281
4.00% 3/1/42	213,404	223,912
4.00% 1/1/43	811,283	851,334
4.50% 7/1/36	39,450	42,127
4.50% 4/1/40	50,311	53,715
4.50% 11/1/40	125,532	134,157
4.50% 2/1/41	58,400	62,435
4.50% 3/1/41	258,189	276,075
4.50% 5/1/41	58,176	62,352
4.50% 10/1/41	148,994	159,446
4.50% 11/1/41	128,980	137,992
4.50% 9/1/43	106,842	114,324
5.00% 2/1/35	174,180	189,197
5.50% 4/1/37	302,749	331,061
6.50% 2/1/36	92,578	103,149
6.50% 6/1/36	95,922	107,729
6.50% 10/1/36	69,859	77,752
6.50% 8/1/37	7,756	8,589
7.00% 12/1/37	17,479	19,904
7.50% 6/1/31	16,330	18,989
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/43	2,305,000	2,251,697
3.00% 11/1/43	7,806,000	7,603,532
3.50% 11/1/42	2,040,000	2,069,963
3.50% 10/1/43	1,098,000	1,117,730
4.00% 11/1/41	510,000	533,189
4.00% 10/1/43	290,000	304,183
4.50% 11/1/40	1,089,000	1,159,785
5.50% 11/1/38	107,000	116,463
Freddie Mac 4.50% 1/1/41	193,556	203,946
Freddie Mac ARM
•2.342% 12/1/33	12,349	12,944
•2.498% 7/1/36	50,403	53,664
•2.592% 4/1/34	15,473	16,357
•2.731% 6/1/37	4,922	5,223
Freddie Mac S.F. 15 yr
4.50% 5/1/20	5,584	5,916
5.00% 6/1/18	47,445	50,265
Freddie Mac S.F. 30 yr
3.00% 11/1/42	129,062	125,824
4.00% 10/1/40	135,763	141,901
4.00% 11/1/40	85,968	89,856

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 2/1/42	46,445	$48,565
4.50% 10/1/39	175,343	186,604
4.50% 3/1/42	120,750	128,578
4.50% 10/1/43	50,000	53,244
6.00% 8/1/38	70,202	76,525
7.00% 11/1/33	2,509	2,826
GNMA I S.F. 30 yr
7.00% 12/15/34	125,860	147,024
7.50% 1/15/32	8,219	9,757

Total Agency Mortgage-Backed Securities (Cost $38,088,409)		38,929,923

AGENCY OBLIGATION–0.09%
Federal Home Loan Banks 2.05% 12/30/13	300,000	301,479

Total Agency Obligation (Cost $306,039)		301,479

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.72%
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	345,000	368,467
•Series 2005-T20 A4A 5.293% 10/12/42	135,000	144,437
•Series 2006-PWR12 A4 5.856% 9/11/38	855,000	939,711
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	215,000	206,631
Commercial Mortgage Pass Through Certificates Trust
•♦Series 2005-C6 A5A 5.116% 6/10/44	115,000	121,931
•♦Series 2013-CR8 A5 3.612% 6/10/46	245,000	243,882
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	390,000	431,775
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	120,000	111,551
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	273,764	279,111
Series 2005-GG4 A4A 4.751% 7/10/39	255,000	266,254
•Series 2006-GG6 A4 5.553% 4/10/38	215,000	232,892
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	376,036

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP5 A4 5.368% 12/15/44	235,000	$251,861
Series 2006-LDP8 AM 5.44% 5/15/45	194,000	212,776
Series 2011-C5 A3 4.171% 8/15/46	205,000	215,897
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	68,949	69,747
•Series 2005-C3 B 4.895% 7/15/40	70,000	72,335
•Morgan Stanley Capital I Series 2005-HQ7 C 5.378% 11/14/42	350,000	351,203
•Morgan Stanley Capital I Trust Series 2007-T27 A4 5.815% 6/11/42	251,000	283,576
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	275,000	258,767
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	150,000	141,232
Series 2013-C11 A5 3.071% 3/15/45	130,000	124,009
Series 2013-C14 A5 3.337% 6/15/46	240,000	232,476

Total Commercial Mortgage-Backed Securities (Cost $5,638,627)		5,936,557

CONVERTIBLE BONDS–1.94%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	137,000	142,651
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	123,000	106,549
Alere 3.00% exercise price $43.98, expiration date 5/15/16	145,000	153,609
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	140,000	151,025
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	254,000	233,363
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	165,000	170,156
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	80,000	100,700

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Chesapeake Energy 2.25% exercise price $85.61, expiration date 12/14/38	49,000	$44,958
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	52,000	51,350
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	126,000	186,244
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	137,000	152,413
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	150,000	96,000
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	49,000	110,250
fGeneral Cable 4.50% exercise price $36.34, expiration date 11/15/29	169,000	191,498
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	62,000	171,779
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	158,000	211,226
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	156,000	157,170
Iconix Brand Group 2.50% exercise price $30.75, expiration date 5/31/16	72,000	88,875
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	74,000	84,638
Intel 3.25% exercise price $21.94, expiration date 8/1/39	96,000	119,040
Jefferies Group 3.875% exercise price $45.62, expiration date 10/31/29	154,000	161,989
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	96,000	105,000
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	220,000	224,950
#Lexington Realty Trust 144A 6.00% exercise price $6.84, expiration date 1/11/30	73,000	121,636

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	148,000	$167,795
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	88,000	90,585
Linear Technology 3.00% exercise price $41.46, expiration date 4/30/27	95,000	101,353
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	182,000	186,436
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	158,000	201,549
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	46,000	133,544
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	195,000	198,047
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	319,000	312,620
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	37,000	47,730
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	170,000	176,694
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	88,000	71,060
PHH 4.00% exercise price $25.80, expiration date 8/27/14	228,000	248,948
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	74,000	74,740
#Ryman Hospitality Properties 144A 3.75% exercise price $21.64, expiration date 9/29/14	77,000	124,451
SanDisk 1.50% exercise price $52.17, expiration date 8/11/17	125,000	165,938
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	46,000	122,561
Steel Dynamics 5.125% exercise price $17.17, expiration date 6/15/14	49,000	53,655

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	263,000	$268,424
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	79,000	70,606
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	194,000	206,246
•Vector Group 2.50% exercise price $17.62, expiration date 1/14/19	43,000	51,481
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	115,000	180,550
#WellPoint 144A 2.75% exercise price $75.31, expiration date 10/15/42	83,000	106,084

Total Convertible Bonds (Cost $6,102,044)		6,698,166

CORPORATE BONDS–31.50%
Aerospace & Defense–0.11%
#DigitalGlobe 144A 5.25% 2/1/21	185,000	177,600
#TransDigm 144A 7.50% 7/15/21	180,000	194,400
TransDigm 7.50% 7/15/21	15,000	16,200

		388,200

Air Freight & Logistics–0.08%
United Parcel Service 5.125% 4/1/19	245,000	281,697

		281,697

Auto Components–0.21%
American Axle & Manufacturing 6.25% 3/15/21	210,000	217,350
Delphi 6.125% 5/15/21	240,000	263,400
Tomkins 9.00% 10/1/18	58,000	63,510
#TRW Automotive 144A 4.50% 3/1/21	190,000	191,900

		736,160

Automobiles–0.22%
#Daimler Finance North America 144A 2.25% 7/31/19	280,000	274,512
Ford Motor 7.45% 7/16/31	225,000	275,317
#General Motors 144A 3.50% 10/2/18	190,000	190,475

		740,304

Beverages–0.29%
Constellation Brands
3.75% 5/1/21	35,000	32,419
6.00% 5/1/22	200,000	214,000

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Fomento Economico Mexicano 4.375% 5/10/43		164,000	$135,484
#Pernod-Ricard 144A 5.75% 4/7/21		560,000	625,646

			1,007,549

Biotechnology–0.20%
Celgene 3.95% 10/15/20		390,000	401,044
Edwards Lifesciences 2.875% 10/15/18		285,000	284,208

			685,252

Building Products–0.08%
Nortek 8.50% 4/15/21		265,000	289,513

			289,513

Capital Markets–0.58%
•Bank of New York Mellon 4.50% 12/31/49		180,000	156,150
E Trade Financial 6.375% 11/15/19		185,000	197,950
Goldman Sachs Group 3.375% 2/1/18	CAD	135,000	131,021
Jefferies Group
5.125% 1/20/23		135,000	136,310
6.45% 6/8/27		110,000	112,750
6.50% 1/20/43		60,000	59,550
Lazard Group 6.85% 6/15/17		567,000	643,204
#Nuveen Investments 144A 9.50% 10/15/20		300,000	294,750
State Street 3.10% 5/15/23		285,000	266,369

			1,998,054

Chemicals–0.96%
#Alpek 144A 4.50% 11/20/22		200,000	186,500
CF Industries
6.875% 5/1/18		345,000	405,737
7.125% 5/1/20		210,000	246,527
Dow Chemical 8.55% 5/15/19		1,129,000	1,441,568
LyondellBasell Industries 5.75% 4/15/24		320,000	358,615
#Murphy Oil USA 144A 6.00% 8/15/23		140,000	140,000
#PolyOne 144A 5.25% 3/15/23		145,000	137,750
Rockwood Specialties Group 4.625% 10/15/20		130,000	131,300
#TPC Group 144A 8.75% 12/15/20		120,000	123,300
#US Coatings Acquisition 144A 7.375% 5/1/21		150,000	157,500

			3,328,797

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks–3.21%
Abbey National Treasury Services 3.05% 8/23/18		245,000	$249,184
#Banco de Costa Rica 144A 5.25% 8/12/18		400,000	406,200
#Banco do Brasil 144A 3.75% 7/25/18	EUR	210,000	286,158
#Banco Santander Mexico 144A 4.125% 11/9/22		300,000	276,000
BanColombia 5.95% 6/3/21		194,000	197,880
Barclays Bank 7.625% 11/21/22		400,000	397,500
BB&T 5.25% 11/1/19		765,000	858,400
#BBVA Banco Continental 144A 3.25% 4/8/18		235,000	230,300
•Branch Banking & Trust 0.574% 9/13/16		475,000	469,479
City National 5.25% 9/15/20		365,000	393,501
#Credit Suisse 144A 6.50% 8/8/23		250,000	253,491
•Fifth Third Bancorp 5.10% 12/31/49		330,000	287,925
•Fifth Third Capital Trust IV 6.50% 4/15/37		415,000	414,481
#HSBC Bank 144A 4.75% 1/19/21		365,000	395,053
HSBC Holdings 4.00% 3/30/22		15,000	15,290
#ING Bank 144A 5.80% 9/25/23		435,000	440,175
KeyBank 6.95% 2/1/28		615,000	742,070
Morgan Stanley
4.10% 5/22/23		655,000	612,122
7.60% 8/8/17	NZD	78,000	68,768
PNC Bank 6.875% 4/1/18		740,000	886,762
•PNC Financial Services Group 4.85% 5/29/49		195,000	168,188
#•PNC Preferred Funding Trust II 144A 1.477% 3/31/49		500,000	432,500
Regions Financial 2.00% 5/15/18		265,000	257,506
Santander Holdings USA 3.45% 8/27/18		165,000	168,700
#Sberbank of Russia 144A 4.95% 2/7/17		200,000	211,500
•SunTrust Bank 0.552% 8/24/15		220,000	217,807
U.S. Bank 4.95% 10/30/14		250,000	262,099
•USB Capital IX 3.50% 10/29/49		780,000	600,600
•Wachovia 0.638% 10/15/16		240,000	237,461
Wells Fargo 4.125% 8/15/23		185,000	181,504
Zions Bancorp
4.50% 3/27/17		115,000	120,844
4.50% 6/13/23		170,000	168,905
7.75% 9/23/14		165,000	175,019

			11,083,372

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services & Supplies–0.30%
Avis Budget Car Rental 5.50% 4/1/23	246,000	$228,780
#Brambles USA 144A 3.95% 4/1/15	95,000	98,427
Broadridge Financial Solutions 3.95% 9/1/20	135,000	136,524
International Lease Finance
5.875% 4/1/19	95,000	99,381
6.25% 5/15/19	238,000	251,090
8.25% 12/15/20	135,000	154,238
8.75% 3/15/17	70,000	80,675

		1,049,115

Communications Equipment–0.03%
#Avaya 144A 7.00% 4/1/19	100,000	94,000

		94,000

Computers & Peripherals–0.38%
Apple 2.40% 5/3/23	880,000	798,236
EMC 2.65% 6/1/20	65,000	64,440
NetApp
2.00% 12/15/17	135,000	133,041
3.25% 12/15/22	195,000	179,398
#Seagate HDD Cayman 144A 4.75% 6/1/23	140,000	135,450

		1,310,565

Construction & Engineering–0.05%
URS
#•144A 4.35% 4/1/17	40,000	40,905
#144A 5.50% 4/1/22	140,000	141,094

		181,999

Construction Materials–0.29%
#Cemex 144A 9.50% 6/15/18	200,000	222,500
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	135,000	145,800
Headwaters 7.625% 4/1/19	310,000	327,050
#Votorantim Cimentos 144A 7.25% 4/5/41	335,000	308,619

		1,003,969

Consumer Finance–0.22%
Ford Motor Credit
5.75% 2/1/21	270,000	299,020
12.00% 5/15/15	270,000	317,441
#Hyundai Capital America 144A 2.125% 10/2/17	155,000	154,766

		771,227

Containers & Packaging–0.58%
#Ardagh Packaging Finance 144A 7.00% 11/15/20	200,000	193,000
Ball 4.00% 11/15/23	250,000	225,625

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
Berry Plastics 9.75% 1/15/21		225,000	$261,000
#Consolidated Container 144A 10.125% 7/15/20		95,000	102,125
#Crown Americas 144A 4.50% 1/15/23		90,000	82,800
International Paper 7.50% 8/15/21		300,000	369,742
#Plastipak Holdings 144A 10.625% 8/15/19		280,000	318,927
Rock Tenn
3.50% 3/1/20		95,000	94,071
4.00% 3/1/23		190,000	184,442
#Sealed Air 144A 6.50% 12/1/20		175,000	184,188

			2,015,920

Diversified Consumer Services–0.08%
Yale University 2.90% 10/15/14		280,000	287,343

			287,343

Diversified Financial Services–1.97%
Bank of America
3.875% 3/22/17		185,000	196,925
4.10% 7/24/23		175,000	174,261
•5.20% 12/29/49		275,000	242,000
CDP Financial
#144A 4.40% 11/25/19		250,000	277,732
#144A 5.60% 11/25/39		535,000	612,563
Citigroup
5.50% 9/13/25		205,000	211,294
6.25% 6/29/17	NZD	172,000	147,834
CME Group 5.30% 9/15/43		140,000	144,958
#ERAC USA Finance 144A 5.25% 10/1/20		675,000	750,279
General Electric Capital
2.10% 12/11/19		235,000	231,436
4.375% 9/16/20		630,000	671,268
6.00% 8/7/19		384,000	447,453
6.25% 12/15/49		200,000	202,819
•7.125% 12/15/49		100,000	109,170
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	59,000	56,259
#•HBOS Capital Funding 144A 6.071% 6/29/49		455,000	447,606
JPMorgan Chase
2.92% 9/19/17	CAD	210,000	203,566
4.25% 11/2/18	NZD	180,000	141,971
•5.15% 12/29/49		100,000	88,000
5.625% 8/16/43		620,000	618,012
•6.00% 12/29/49		155,000	146,088

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		275,000	$255,063
PHH 7.375% 9/1/19		105,000	110,775
#Temasek Financial I 144A 2.375% 1/23/23		255,000	234,023
#•USB Realty 144A 1.415% 12/22/49		100,000	86,000

			6,807,355

Diversified Telecommunication Services–2.15%
Bell Canada 3.35% 3/22/23	CAD	741,000	667,357
CC Holdings 3.849% 4/15/23		180,000	162,627
CenturyLink 5.80% 3/15/22		420,000	397,950
Clearwire Communications
#144A 12.00% 12/1/15		136,000	142,630
#144A 12.00% 12/1/15		45,000	47,194
Hughes Satellite Systems 7.625% 6/15/21		95,000	102,838
#Intelsat Jackson Holdings 144A 5.50% 8/1/23		220,000	206,800
Intelsat Luxembourg
#144A 7.75% 6/1/21		80,000	83,100
#144A 8.125% 6/1/23		310,000	328,213
Level 3 Communications 11.875% 2/1/19		95,000	109,725
Level 3 Financing 10.00% 2/1/18		215,000	231,125
#Lynx II 144A 6.375% 4/15/23		200,000	200,000
#Qtel International Finance 144A 3.25% 2/21/23		200,000	182,040
Qwest 6.75% 12/1/21		205,000	220,501
#SBA Tower Trust 144A 2.24% 4/15/18		180,000	177,923
#SES 144A 3.60% 4/4/23		440,000	416,506
#Telefonica Chile 144A 3.875% 10/12/22		200,000	178,549
Telefonica Emisiones 3.192% 4/27/18		550,000	543,251
Telefonica Emisiones SAU 5.289% 12/9/22	EUR	50,000	81,710
#Telemar Norte Leste 144A 5.50% 10/23/20		365,000	324,850
#Telesat Canada 144A 6.00% 5/15/17		135,000	140,906
Verizon Communications
5.15% 9/15/23		445,000	477,879
6.40% 9/15/33		425,000	473,347
Virgin Media Secured Finance 6.50% 1/15/18		860,000	897,625
Vivendi #144A 3.45% 1/12/18		220,000	222,746

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Vivendi (continued)
#144A 6.625% 4/4/18	205,000	$232,071
Windstream
7.50% 4/1/23	60,000	59,550
#144A 7.75% 10/1/21	125,000	129,688

		7,438,701

Electric Utilities–1.50%
#American Transmission Systems 144A 5.25% 1/15/22	190,000	204,895
ComEd Financing III 6.35% 3/15/33	220,000	211,200
#•Electricite de France 144A 5.25% 12/29/49	355,000	336,401
#•Enel SpA 144A 8.75% 9/24/73	200,000	202,946
Entergy Louisiana 4.05% 9/1/23	410,000	420,694
#Eskom Holdings SOC 144A 6.75% 8/6/23	200,000	206,540
GenOn Americas Generation 8.50% 10/1/21	100,000	106,500
Great Plains Energy
4.85% 6/1/21	125,000	133,714
5.292% 6/15/22	360,000	389,409
Indiana Michigan Power 3.20% 3/15/23	125,000	118,687
Ipalco Enterprises 5.00% 5/1/18	175,000	182,438
#Jersey Central Power & Light 144A 4.70% 4/1/24	35,000	35,511
LG&E & KU Energy
3.75% 11/15/20	265,000	268,762
4.375% 10/1/21	395,000	409,918
#Narragansett Electric 144A 4.17% 12/10/42	135,000	120,798
NextEra Energy Capital Holdings
3.625% 6/15/23	120,000	114,154
•6.35% 10/1/66	530,000	535,661
NV Energy 6.25% 11/15/20	280,000	327,277
Pennsylvania Electric 5.20% 4/1/20	220,000	238,339
•PPL Capital Funding 6.70% 3/30/67	150,000	153,118
Public Service of Oklahoma 5.15% 12/1/19	415,000	472,223

		5,189,185

Electronic Equipment, Instruments & Components–0.03%
Jabil Circuit 7.75% 7/15/16	85,000	96,688

		96,688

Energy Equipment & Services–0.48%
Bristow Group 6.25% 10/15/22	165,000	172,219
Halliburton 3.50% 8/1/23	805,000	799,532

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Hercules Offshore
#144A 8.75% 7/15/21	60,000	$63,900
#144A 10.50% 10/15/17	240,000	255,300
Key Energy Services 6.75% 3/1/21	185,000	184,075
#Nabors Industries 144A 5.10% 9/15/23	195,000	198,462

		1,673,488

Food & Staples Retailing–0.06%
Rite Aid 9.25% 3/15/20	175,000	199,500

		199,500

Food Products–0.36%
#BFF International 144A 7.25% 1/28/20	100,000	111,000
#BRF-Brasil Foods 144A 5.875% 6/6/22	200,000	199,500
#Cosan Luxembourg 144A 5.00% 3/14/23	200,000	180,500
Del Monte 7.625% 2/15/19	200,000	208,500
#ESAL 144A 6.25% 2/5/23	200,000	177,500
Smithfield Foods 6.625% 8/15/22	180,000	186,075
#Want Want China Finance 144A 1.875% 5/14/18	200,000	191,457

		1,254,532

Gas Utilities–0.16%
AmeriGas Finance 6.75% 5/20/20	155,000	165,463
#Korea Gas 144A 2.875% 7/29/18	400,000	400,193

		565,656

Health Care Equipment & Supplies–0.76%
Alere 7.25% 7/1/18	35,000	37,975
Biomet
6.50% 8/1/20	110,000	114,125
6.50% 10/1/20	30,000	30,563
Boston Scientific
2.65% 10/1/18	140,000	140,224
6.00% 1/15/20	285,000	326,376
CareFusion
#144A 3.30% 3/1/23	210,000	197,108
6.375% 8/1/19	685,000	785,458
Covidien International Finance 2.95% 6/15/23	195,000	184,349
Zimmer Holdings
3.375% 11/30/21	330,000	322,672
4.625% 11/30/19	450,000	491,760

		2,630,610

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services–0.40%
Air Medical Group Holdings 9.25% 11/1/18	167,000	$180,360
Community Health Systems 8.00% 11/15/19	80,000	84,300
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	175,000	180,250
HCA Holdings 6.25% 2/15/21	142,000	144,663
Highmark
#144A 4.75% 5/15/21	150,000	142,064
#144A 6.125% 5/15/41	65,000	61,512
#Milacron 144A 7.75% 2/15/21	145,000	150,438
#MultiPlan 144A 9.875% 9/1/18	245,000	271,950
Radnet Management 10.375% 4/1/18	95,000	100,938
Tenet Healthcare 8.00% 8/1/20	75,000	79,688

		1,396,163

Hotels, Restaurants & Leisure–0.41%
Ameristar Casinos 7.50% 4/15/21	155,000	169,338
International Game Technology 5.35% 10/15/23	235,000	240,526
Marriott International 3.375% 10/15/20	170,000	169,709
MGM Resorts International 11.375% 3/1/18	210,000	268,275
Pinnacle Entertainment 8.75% 5/15/20	45,000	49,500
Wyndham Worldwide 5.625% 3/1/21	210,000	227,182
Wynn Las Vegas
#144A 4.25% 5/30/23	150,000	137,813
7.75% 8/15/20	130,000	146,575

		1,408,918

Household Durables–0.34%
Jarden 6.125% 11/15/22	160,000	166,600
M/I Homes 8.625% 11/15/18	195,000	210,600
Mohawk Industries 6.375% 1/15/16	3,000	3,311
Norcraft 10.50% 12/15/15	125,000	129,844
Ryland Group 8.40% 5/15/17	135,000	156,263
Scotts Miracle-Gro 6.625% 12/15/20	90,000	96,075
#Spectrum Brands Escrow 144A 6.375% 11/15/20	190,000	198,550
Standard Pacific 10.75% 9/15/16	180,000	216,000

		1,177,243

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products–0.12%
Energizer Holdings 4.70% 5/24/22	415,000	$421,394

		421,394

Independent Power Producers & Energy Traders–0.30%
AES
4.875% 5/15/23	145,000	136,300
7.375% 7/1/21	57,000	62,985
8.00% 6/1/20	140,000	160,300
Exelon Generation 4.25% 6/15/22	425,000	419,134
GenOn Energy 9.875% 10/15/20	145,000	160,588
NRG Energy 7.875% 5/15/21	100,000	107,500

		1,046,807

Insurance–1.49%
•Allstate 5.75% 8/15/53	235,000	229,566
American International Group 4.125% 2/15/24	440,000	441,225
•Chubb 6.375% 3/29/67	415,000	447,163
#Hockey Merger 144A 7.875% 10/1/21	205,000	206,281
•ING Groep 5.775% 12/29/49	85,000	86,488
ING US
2.90% 2/15/18	105,000	105,536
•5.65% 5/15/53	165,000	151,432
Liberty Mutual Group
#144A 4.25% 6/15/23	105,000	102,609
#144A 4.95% 5/1/22	200,000	207,171
#144A 6.50% 5/1/42	135,000	146,175
#•144A 7.00% 3/15/37	140,000	142,800
MetLife 6.817% 8/15/18	675,000	817,555
#•MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	510,000
Prudential Financial
3.875% 1/14/15	160,000	166,360
•5.625% 6/15/43	165,000	156,235
6.00% 12/1/17	300,000	348,135
•XL Group 6.50% 12/31/49	255,000	245,438
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	605,000	642,813

		5,152,982

Internet Software & Services–0.50%
Amazon.com 2.50% 11/29/22	215,000	196,336
Baidu 3.25% 8/6/18	550,000	551,124
eBay 4.00% 7/15/42	270,000	229,129
Equinix
4.875% 4/1/20	108,000	105,300
5.375% 4/1/23	77,000	73,150
GXS Worldwide 9.75% 6/15/15	205,000	211,022
#Tencent Holdings 144A 3.375% 3/5/18	200,000	202,839

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet Software & Services (continued)
#VeriSign 144A 4.625% 5/1/23	150,000	$141,750

		1,710,650

IT Services–0.28%
Fidelity National Information Services 3.50% 4/15/23	235,000	211,807
First Data 11.25% 3/31/16	190,000	190,950
Total System Services
2.375% 6/1/18	70,000	68,363
3.75% 6/1/23	260,000	241,130
Western Union
2.875% 12/10/17	55,000	56,244
3.65% 8/22/18	190,000	197,371

		965,865

Machinery–0.25%
ArvinMeritor 6.75% 6/15/21	95,000	94,525
Cummins 3.65% 10/1/23	295,000	297,605
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	465,000	462,703

		854,833

Marine–0.08%
#DP World Sukuk 144A 6.25% 7/2/17	250,000	274,375

		274,375

Media–1.39%
AMC Networks 4.75% 12/15/22	195,000	183,300
CCO Holdings 5.25% 9/30/22	110,000	102,300
Clear Channel Worldwide Holdings 7.625% 3/15/20	185,000	191,938
#Columbus International 144A 11.50% 11/20/14	280,000	302,400
#COX Communications 144A 3.25% 12/15/22	490,000	435,971
CSC Holdings 6.75% 11/15/21	85,000	91,375
DISH DBS
5.875% 7/15/22	155,000	153,450
7.875% 9/1/19	93,000	106,485
Historic TW 6.875% 6/15/18	620,000	745,203
Interpublic Group 2.25% 11/15/17	130,000	127,810
Lamar Media 5.00% 5/1/23	210,000	195,825
#MDC Partners 144A 6.75% 4/1/20	195,000	198,413
#Myriad International Holdings 144A 6.375% 7/28/17	225,000	245,813
#Nara Cable Funding 144A 8.875% 12/1/18	320,000	339,200
#News America 144A 4.00% 10/1/23	65,000	65,201

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Sinclair Television Group
5.375% 4/1/21	220,000	$210,100
6.125% 10/1/22	90,000	89,775
#Sirius XM Radio 144A 4.625% 5/15/23	245,000	224,175
Time Warner Cable 8.25% 4/1/19	382,000	442,701
#Univision Communications 144A 5.125% 5/15/23	370,000	356,125

		4,807,560

Metals & Mining–0.84%
AK Steel 7.625% 5/15/20	105,000	88,725
ArcelorMittal 10.35% 6/1/19	410,000	506,350
Barrick Gold 4.10% 5/1/23	155,000	136,755
BHP Billiton Finance USA 5.00% 9/30/43	225,000	230,056
#FMG Resources August 2006 144A 6.875% 4/1/22	307,000	308,535
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	200,000	184,748
#Gerdau Trade 144A 4.75% 4/15/23	225,000	200,813
#Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 144A 6.25% 5/20/15	100,000	105,500
Novelis 8.75% 12/15/20	215,000	237,038
Nucor 4.00% 8/1/23	115,000	112,774
Rio Tinto Finance USA 2.25% 12/14/18	160,000	157,947
Ryerson
9.00% 10/15/17	120,000	124,800
11.25% 10/15/18	50,000	51,875
Teck Resources 3.75% 2/1/23	170,000	156,789
Vale Overseas 5.625% 9/15/19	90,000	98,175
#Vedanta Resources 144A 6.00% 1/31/19	200,000	191,000

		2,891,880

Multiline Retail–0.05%
#SACI Falabella 144A 3.75% 4/30/23	200,000	179,000

		179,000

Multi-Utilities–1.19%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,459,238
CenterPoint Energy 5.95% 2/1/17	215,000	244,028
CMS Energy 6.25% 2/1/20	215,000	248,126
•Integrys Energy Group 6.11% 12/1/66	325,000	328,483
NiSource Finance 3.85% 2/15/23	60,000	58,739

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
NiSource Finance (continued)
4.80% 2/15/44	155,000	$139,335
5.80% 2/1/42	275,000	285,983
Puget Energy 6.00% 9/1/21	130,000	142,019
•Puget Sound Energy 6.974% 6/1/67	540,000	562,774
•Wisconsin Energy 6.25% 5/15/67	615,000	627,803

		4,096,528

Oil, Gas & Consumable Fuels–4.49%
Antero Resources Finance 6.00% 12/1/20	60,000	60,900
BP Capital Markets 3.994% 9/26/23	245,000	247,449
Chesapeake Energy
5.375% 6/15/21	25,000	25,063
5.75% 3/15/23	315,000	317,363
#CNOOC Curtis Funding 144A 4.50% 10/3/23	210,000	211,754
Continental Resources 4.50% 4/15/23	150,000	147,938
Ecopetrol
4.25% 9/18/18	80,000	82,500
7.625% 7/23/19	237,000	281,438
El Paso Pipeline Partners Operating 6.50% 4/1/20	375,000	433,098
Enbridge 4.00% 10/1/23	145,000	145,448
•Enbridge Energy Partners 8.05% 10/1/37	510,000	574,839
Energy Transfer Partners
3.60% 2/1/23	195,000	181,993
4.15% 10/1/20	185,000	190,409
5.95% 10/1/43	195,000	194,260
9.70% 3/15/19	253,000	323,916
•Enterprise Products Operating 7.034% 1/15/68	505,000	562,336
#Gazprom Neft 144A 4.375% 9/19/22	200,000	185,000
#Gazprom OAO Via Gaz Capital 144A 4.95% 5/23/16	200,000	211,500
Halcon Resources 8.875% 5/15/21	180,000	185,400
#KazMunayGas National JSC 144A 9.125% 7/2/18	235,000	288,756
Kinder Morgan Energy Partners 9.00% 2/1/19	440,000	563,699
Kodiak Oil & Gas 8.125% 12/1/19	175,000	192,063
Lukoil International Finance 6.125% 11/9/20	505,000	540,350

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Midstates Petroleum 144A 9.25% 6/1/21	175,000	$173,688
Newfield Exploration 5.625% 7/1/24	195,000	189,638
Noble Holding International 3.95% 3/15/22	285,000	275,396
ONGC Videsh 2.50% 5/7/18	200,000	185,948
#Pacific Rubiales Energy 144A 7.25% 12/12/21	205,000	216,275
PDC Energy 7.75% 10/15/22	75,000	79,875
#Pertamina Persero 144A 4.875% 5/3/22	200,000	181,500
Petrobras Global Finance
•2.408% 1/15/19	45,000	44,258
3.00% 1/15/19	270,000	254,588
Petrobras International Finance 5.375% 1/27/21	325,000	328,115
Petrohawk Energy 7.25% 8/15/18	415,000	451,313
Petroleos de Venezuela 9.00% 11/17/21	307,000	251,740
Petroleos Mexicanos
•2.286% 7/18/18	140,000	144,550
3.50% 7/18/18	90,000	91,350
6.50% 6/2/41	170,000	177,034
Plains All American Pipeline 8.75% 5/1/19	435,000	557,811
Plains Exploration & Production 6.50% 11/15/20	175,000	187,966
Pride International 6.875% 8/15/20	875,000	1,044,263
#PTT Exploration & Production 144A 3.707% 9/16/18	200,000	202,209
Range Resources 5.00% 8/15/22	200,000	194,500
#Regency Energy Partners 144A 4.50% 11/1/23	275,000	250,250
Rosetta Resources 5.625% 5/1/21	300,000	286,500
#•Samson Investment 144A 10.25% 2/15/20	205,000	218,325
SandRidge Energy 8.125% 10/15/22	275,000	279,125
Talisman Energy 5.50% 5/15/42	545,000	509,535
Total Capital 2.125% 8/10/18	1,000,000	1,010,160
•TransCanada PipeLines 6.35% 5/15/67	695,000	717,781
Williams Partners 7.25% 2/1/17	340,000	396,166
#Woodside Finance 144A 8.75% 3/1/19	380,000	485,211

		15,532,542

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Paper & Forest Products–0.22%
Georgia-Pacific 8.00% 1/15/24	590,000	$760,014

		760,014

Pharmaceuticals–0.23%
#Mylan 144A 3.125% 1/15/23	120,000	109,363
NBTY 9.00% 10/1/18	130,000	143,325
#Valeant Pharmaceuticals International 144A 7.00% 10/1/20	40,000	42,600
#Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20	120,000	125,400
#Zoetis 144A 3.25% 2/1/23	400,000	381,562

		802,250

Professional Services–0.06%
FTI Consulting 6.75% 10/1/20	180,000	191,250

		191,250

Real Estate Investment Trusts–1.45%
Alexandria Real Estate Equities 3.90% 6/15/23	365,000	343,466
American Tower Trust I
#144A 1.551% 3/15/18	95,000	92,786
#144A 3.07% 3/15/23	245,000	232,725
Corporate Office Properties
3.60% 5/15/23	175,000	158,940
5.25% 2/15/24	180,000	185,103
DDR
4.75% 4/15/18	100,000	108,050
7.50% 4/1/17	110,000	128,598
7.875% 9/1/20	365,000	447,368
Digital Realty Trust 5.25% 3/15/21	645,000	678,977
Duke Realty 3.625% 4/15/23	170,000	158,415
#Geo Group 144A 5.125% 4/1/23	40,000	36,800
Host Hotels & Resorts
3.75% 10/15/23	50,000	46,377
4.75% 3/1/23	235,000	236,525
5.25% 3/15/22	125,000	129,963
5.875% 6/15/19	115,000	124,217
Liberty Property 4.40% 2/15/24	190,000	189,815
National Retail Properties
3.30% 4/15/23	170,000	154,792
3.80% 10/15/22	50,000	47,811
ProLogis 4.25% 8/15/23	305,000	303,959
Regency Centers
4.80% 4/15/21	175,000	184,233
5.875% 6/15/17	171,000	190,661
UDR 3.70% 10/1/20	95,000	95,626
#WEA Finance 144A 4.625% 5/10/21	240,000	253,573

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Weingarten Realty Investors 3.50% 4/15/23	190,000	$177,049
Weyerhaeuser 4.625% 9/15/23	305,000	311,410

		5,017,239

Road & Rail–0.29%
Burlington Northern Santa Fe 5.15% 9/1/43	345,000	348,276
#Korea Expressway 144A 1.875% 10/22/17	215,000	210,472
Norfolk Southern 4.80% 8/15/43	155,000	151,220
United Rentals North America
6.125% 6/15/23	60,000	60,600
10.25% 11/15/19	200,000	227,000

		997,568

Semiconductors & Semiconductor Equipment–0.38%
National Semiconductor 6.60% 6/15/17	605,000	708,131
#NXP 144A 5.75% 3/15/23	200,000	198,500
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	414,522

		1,321,153

Software–0.18%
#BMC Software Finance 144A 8.125% 7/15/21	145,000	151,163
#MTS International Funding 144A 8.625% 6/22/20	135,000	158,456
Symantec 4.20% 9/15/20	300,000	309,260

		618,879

Specialty Retail–0.28%
Home Depot 3.75% 2/15/24	280,000	283,966
QVC 4.375% 3/15/23	525,000	489,168
Sally Holdings 5.75% 6/1/22	175,000	176,313

		949,447

Textiles, Apparel & Luxury Goods–0.13%
Hanesbrands 6.375% 12/15/20	190,000	205,675
Levi Strauss 6.875% 5/1/22	230,000	244,950

		450,625

Trading Companies & Distributors–0.21%
#Glencore Funding 144A 2.50% 1/15/19	335,000	314,404
H&E Equipment Services 7.00% 9/1/22	165,000	176,550
HD Supply
#144A 7.50% 7/15/20	87,000	90,371
11.00% 4/15/20	95,000	114,238
#LKQ 144A 4.75% 5/15/23	20,000	18,600

		714,163

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.60%
#Crown Castle Towers 144A 4.883% 8/15/20	1,220,000	$1,296,527
#Millicom International Cellular 144A 4.75% 5/22/20	200,000	186,500
Sprint
#144A 7.25% 9/15/21	95,000	96,188
#144A 7.875% 9/15/23	75,000	76,688
Sprint Capital 6.90% 5/1/19	210,000	216,825
#VimpelCom 144A 7.748% 2/2/21	200,000	216,000

		2,088,728

Total Corporate Bonds (Cost $107,274,072)		108,936,807

MUNICIPAL BONDS–0.68%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	155,000	155,425
Fairfax County, Virginia Series B 5.00% 4/1/24	95,000	114,371
Golden State, California Tobacco Securitization Asset-Back Senior Notes
Series A-1 5.125% 6/1/47	230,000	160,538
Series A-1 5.75% 6/1/47	280,000	215,169
Grand Parkway, Texas Transportation Subordinated Tier Toll Revenue Series B 5.00% 4/1/53	180,000	175,757
New Jersey State Transportation Trust Fund
Series A 5.00% 6/15/42	35,000	35,590
Series AA 5.00% 6/15/44	110,000	111,511
New York City Transitional Finance Authority (New York City Recovery) Series 13 5.00% 11/1/22	100,000	118,760
New York City, New York Series I 5.00% 8/1/22	75,000	88,402
Oregon State Taxable Pension 5.892% 6/1/27	485,000	574,968
Prince George’s County, Maryland Consolidated Public Improvement Series A 5.00% 3/1/22	50,000	60,143
State of Georgia Series D 5.00% 2/1/23	140,000	169,214
State of Maryland Local Facilities Series A 5.00% 8/1/21	105,000	126,284
State of North Carolina Series C 5.00% 5/1/22	105,000	126,772
Texas A&M University
Series D 5.00% 5/15/22	20,000	23,905
Series D 5.00% 5/15/23	25,000	29,864

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	80,000	$83,096

Total Municipal Bonds (Cost $2,281,129)		2,369,769

NON-AGENCY ASSET-BACKED SECURITIES–0.75%
Ally Master Owner Trust
•Series 2011-1 A1 1.052% 1/15/16	235,000	235,363
•Series 2013-2 A 0.632% 4/15/18	230,000	229,471
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	205,000	207,928
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	190,000	220,194
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	140,000	140,128
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	195,000	223,627
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	400,000	380,574
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	139,757	140,004
#FRS I Series 2013-1A A1 144A 1.80% 4/15/43	93,549	93,020
General Electric Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	195,000	192,859
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	99,053
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	30,998	31,155
Mid-State Trust Series 11 A1 4.864% 7/15/38	97,620	104,212
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.582% 10/15/15	180,000	181,280
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43	106,258	104,433

Total Non-Agency Asset-Backed Securities (Cost $2,499,745)		2,583,301

	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.17%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	19,608	$20,472
Series 2005-6 7A1 5.50% 7/25/20	17,986	18,674
•ChaseFlex Trust Series 2006-1 A4 5.386% 6/25/36	255,000	215,620
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27	37,227	39,278
MASTR ARM Trust
•Series 2003-6 1A2 2.825% 12/25/33	33,727	34,109
•Series 2005-6 7A1 5.195% 6/25/35	66,580	62,164
•Series 2006-2 4A1 2.65% 2/25/36	5,365	5,109
♦Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	75,426	77,654
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	119,373	118,076

Total Non-Agency Collarterized Mortgage Obligations (Cost $502,894)		591,156

ΔREGIONAL BONDS–0.51%
Australia–0.51%
New South Wales Treasury
3.75% 11/20/20	AUD 197,000	230,969
6.00% 3/1/22	AUD 350,000	365,007
Queensland Treasury 4.25% 7/21/23	AUD 262,000	234,517
Victoria Treasury
5.50% 12/17/24	AUD 188,000	188,913
6.00% 10/17/22	AUD 726,000	758,782

Total Regional Bonds (Cost $2,024,469)		1,778,188

«SENIOR SECURED LOANS–4.30%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	405,000	406,646
Allied Security Holdings Tranche 2L 9.00% 1/21/18	120,000	121,350
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19	208,950	208,340
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	525,548	529,161
Calpine Construction Finance Tranche B 3.00% 5/1/20	638,400	627,960
Chrysler Group Tranche B 4.25% 5/24/17	39,796	40,227

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
@Community Health Systems
5.25% 7/30/14	110,731	$110,731
5.753% 7/30/14	119,269	119,269
@CPG International 6.00% 9/4/14	195,000	195,000
Davita Tranche B 4.50% 10/20/16	88,633	89,231
Dell Tranche B 4.50% 3/24/20	105,000	103,573
Delta Air Lines Tranche B 1st Lien 4.25% 4/15/17	215,492	216,614
Drillships Financing Holdings Tranche B1 6.00% 2/17/21	205,000	207,050
Emdeon 1st Lien 3.75% 11/2/18	210,972	211,210
First Data 1st Lien 4.00% 4/5/17	953,637	948,273
Gray Television 4.75% 10/11/19	202,432	203,887
HCA Tranche B4 2.75% 5/1/18	800,000	799,786
HCA Tranche B5 1st Lien 2.75% 3/31/17	531,000	531,095
@Hudson’s Bay 7.00% 7/29/14	195,000	195,000
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	118,198	118,973
Immucor Tranche B2 5.00% 8/19/18	502,952	506,515
Infor US Tranche B2 5.25% 4/5/18	555,057	557,659
Intelsat Jackson Holding Tranche B1 4.50% 4/2/18	625,743	629,654
Landry’s Tranche B 4.75% 4/24/18	208,149	209,970
Level 3 Financing 4.00% 1/15/20	300,000	299,250
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	300,000	300,413
Moxie Liberty Tranche B 7.50% 8/21/20	20,000	20,025
MultiPlan Tranche B 4.00% 8/18/17	101,290	101,966
Novelis Tranche B 3.75% 3/10/17	208,396	208,890
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,045,000	1,046,829
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	526,500	525,560
PQ Tranche B 4.50% 8/7/17	144,275	145,125
Remy International Tranche B 1st Lien 4.25% 3/5/20	223,114	223,950

	Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Samson Investment 2nd Lien 6.00% 9/10/18		380,000	$382,138
Scientific Games International 4.25% 5/22/20		315,000	312,145
Sensus USA 2nd Lien 8.50% 4/13/18		300,000	298,875
Smart & Final Tranche B 1st Lien 4.50% 11/15/19		107,190	107,592
Truven Health Analytics 4.50% 5/23/19		54,588	54,883
Univision Communications Tranche C1 1st Lien 4.50% 2/22/20		423,460	422,401
Univision Communications Tranche C2 4.50% 2/6/20		313,425	311,466
USI Insurance Services Tranche B 5.00% 12/14/19		208,425	209,467
Valeant Pharmaceuticals Tranche B 4.50% 5/30/20		297,750	300,095
Visant 5.25% 12/22/16		94,882	92,302
Warner Chilcott Tranche B1
4.25% 3/15/18		71,313	71,509
4.25% 3/15/18		31,045	31,131
Warner Chilcott Tranche B3 4.25% 3/15/18		56,196	56,351
Wide Open West Finance 4.75% 3/27/19		1,263,650	1,275,575
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		173,246	173,741

Total Senior Secured Loans (Cost $14,763,993)			14,858,853

ΔSOVEREIGN BONDS–1.55%
Australia–0.07%
Australia Government Bond 4.00% 8/20/20	AUD	133,000	228,017

			228,017

Brazil–0.32%
#Banco Nacional de Desenvol-vimento Economico e Social 144A 5.75% 9/26/23	BRL	200,000	200,500
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/20	BRL	417	452,149
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	1,036,000	451,342

			1,103,991

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Finland–0.12%
#Finland Government Bond 144A 4.00% 7/4/25	EUR	265,000	$421,708

			421,708

Indonesia–0.10%
#Indonesia Government International Bond 144A 3.375% 4/15/23	IDR	254,000	217,805
Indonesia Treasury Bond 5.625% 5/15/23	IDR	2,025,000,000	142,344

			360,149

Malaysia–0.06%
Malaysia Government Bond 4.262% 9/15/16	MYR	666,000	209,215

			209,215

Mexico–0.19%
Mexican Bonos
6.50% 6/10/21	MXN	2,647,600	212,572
6.50% 6/9/22	MXN	5,693,000	451,405

			663,977

New Zealand–0.04%
New Zealand Government Bond 3.00% 4/15/20	NZD	168,000	128,906

			128,906

Panama–0.07%
Panama Government International Bond 8.875% 9/30/27		184,000	254,380

			254,380

Peru–0.13%
Peruvian Government International Bond 7.125% 3/30/19		356,000	433,430

			433,430

Poland–0.26%
Poland Government Bond 4.00% 10/25/23	PLN	478,000	147,378
5.75% 10/25/21	PLN	1,118,000	392,249
Poland Government International Bond 3.00% 3/17/23		380,000	349,030

			888,657

Republic of Korea–0.10%
Korea Treasury Inflation Linked Bond 2.75% 6/10/20	KRW	354,486,367	359,431

			359,431

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa–0.07%
South Africa Government Bond 10.50% 12/21/26	ZAR	1,898,000	$227,621
South Africa Government Inflation-Linked Bond 2.75% 1/31/22	ZAR	259,617	28,421

			256,042

Sweden–0.02%
Sweden Government Bond 4.25% 3/12/19	SEK	305,000	53,365

			53,365

Total Sovereign Bonds (Cost $5,572,891)			5,361,268

U.S. TREASURY OBLIGATIONS–0.79%
U.S. Treasury Bonds
¥2.75% 11/15/42		1,915,000	1,585,411
2.875% 5/15/43		335,000	284,384
U.S. Treasury Notes
1.375% 9/30/18		30,000	29,980
1.50% 8/31/18		60,000	60,405
2.50% 8/15/23		790,000	782,038

Total U.S. Treasury Obligations (Cost $2,920,256)			2,742,218

	Number of Shares
WARRANT–0.01%
†Kinder Morgan CW17 strike price $40.00, expiration date 5/25/17		7,552	37,533

Total Warrant (Cost $13,518)			37,533

MONEY MARKET FUND–0.10%
Dreyfus Treasury & Agency Cash Management Fund		342,743	342,743

Total Money Market Fund (Cost $342,743)			342,743

	Principal Amount°
SHORT-TERM INVESTMENTS–10.75%
≠Certificates of Deposit–2.02%
Banco Estado Chile 0.20% 1/23/14		5,000,000	4,999,521
Lloyds TSB Bank New York 0.27% 12/18/13		2,000,000	2,000,394

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠Certificates of Deposit (continued)
Lloyds TSB Bank New York (continued)
		$6,999,915

≠Discounted Commercial Paper–8.73%
Abbey National North America
0.04% 10/1/13	12,125,000	12,125,000
0.381% 12/19/13	2,000,000	1,999,009
Coca-Cola 0.21% 2/4/14	5,000,000	4,998,148
JPMorgan Chase 0.24% 12/19/13	2,000,000	1,999,379
Schlumberger Investment 0.14% 12/17/13	5,000,000	4,997,812
Svenska Handelsbank 0.20% 10/22/13	2,075,000	2,074,855
UBS Finance Delaware 0.23% 12/20/13	2,000,000	1,999,280

		30,193,483

Total Short-Term Investments (Cost $37,190,843)		37,193,398

TOTAL VALUE OF SECURITIES–108.22% (Cost $328,056,583)	$374,239,140
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(8.22%)	(28,426,661)

NET ASSETS APPLICABLE TO 23,011,926 SHARES OUTSTANDING–100.00%	$345,812,479

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate value of Rule 144A securities was $36,411,830, which represents 10.53% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of September 30, 2013. Interest rates reset periodically.
*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
@	Illiquid security. At September 30, 2013, the aggregate value of illiquid securities was $2,269,402 which represented 0.66% of the Fund’s net assets. See Note 4 in “Notes.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $321,578, which represented 0.09% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2013.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(549,235)	USD	518,027	10/31/13	$6,732
BAML	CAD	226,049	USD	(219,450)	10/31/13	(166)
BAML	EUR	(1,669,611)	USD	2,252,840	10/31/13	(6,078)
BAML	JPY	(110,470,684)	USD	1,118,385	10/31/13	(5,817)
BAML	MXN	993,953	USD	(77,455)	10/31/13	(1,736)
BAML	MYR	433,706	USD	(136,001)	10/31/13	(3,166)
BAML	NZD	243,422	USD	(203,744)	10/31/13	(2,034)
BCLY	KRW	(167,717,063)	USD	155,625	10/31/13	(117)
BCLY	MXN	(5,913,618)	USD	461,497	10/31/13	10,997
BNP	AUD	(271,673)	USD	256,095	10/31/13	3,188
BNP	BRL	(929,038)	USD	408,894	10/31/13	(6,940)
CITI	AUD	(1,084,367)	USD	1,021,589	10/31/13	12,127
CITI	JPY	42,908,859	USD	(434,441)	10/31/13	2,220
CITI	PLN	(184,798)	USD	58,843	10/31/13	(195)
GSC	GBP	(701,414)	USD	1,124,500	10/31/13	(10,724)
GSC	PLN	(677,665)	USD	215,748	10/31/13	(746)
HSBC	BRL	(457,792)	USD	201,529	10/31/13	(3,377)
HSBC	CAD	(407,063)	USD	395,437	10/31/13	556
HSBC	EUR	(364,183)	USD	491,213	10/31/13	(1,512)
HSBC	JPY	100,261,967	USD	(1,015,095)	10/31/13	5,218
HSBC	MYR	1,566,487	USD	(488,719)	10/31/13	(8,937)
HSBC	PHP	11,128,218	USD	(261,502)	10/31/13	(5,456)
JPMC	EUR	1,165,163	USD	(1,572,504)	10/31/13	3,915
JPMC	JPY	50,077,451	USD	(507,221)	10/31/13	2,391
MNB	JPY	(19,457,978)	USD	196,347	10/1/13	(1,629)
MSC	AUD	645,236	USD	(607,978)	10/31/13	(7,313)
MSC	JPY	95,069,671	USD	(963,073)	10/31/13	4,401
TD	CAD	(333,411)	USD	323,808	10/31/13	375
TD	GBP	1,052,897	USD	(1,687,963)	10/31/13	16,128
TD	IDR	4,628,423,110	USD	(421,113)	10/31/13	(28,191)
TD	JPY	(196,986,220)	USD	1,995,179	10/31/13	(9,446)
TD	ZAR	(2,742,556)	USD	273,250	10/31/13	1,624
UBS	MXN	(4,110,632)	USD	314,714	10/1/13	702

						$(33,006)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7)	E-mini S&P 500 Index	$(589,642)	$(586,004)	12/21/13	$3,636
58	U.S. Treasury 5 yr Notes	6,952,471	7,020,719	1/7/14	68,248
133	U.S. Treasury 10 yr Notes	16,558,274	16,809,953	1/1/14	251,679

		$22,921,103			$323,563

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Swap Contracts2

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
DB	CDX.EM.20	1,135,000	5.00%	12/20/18	$8,984
	Protection Sold/Moody’s Rating:
CME	CDX.NA.HY.21/Baa	950,000	5.00%	12/20/18	—

					$8,984

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
[2]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CITI–Citigroup Global Markets

CME–Chicago Mercantile Exchange Inc.

DB–Deutsche Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (Unaudited)

September 30, 2013

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Foundation® Conservative Allocation Fund (Fund).

1. Significant Accounting Policies

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

1. Significant Accounting Policies (continued)

date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$329,692,511

Aggregate unrealized appreciation	$53,130,651
Aggregate unrealized depreciation	(8,584,022)

Net unrealized appreciation	$44,546,629

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$50,907,902	$—	$50,907,902
Common Stock	90,817,123	28,790,192	33,396	119,640,711
Corporate Debt	741,687	130,685,807	620,000	132,047,494
Foreign Debt	—	7,139,456	—	7,139,456
Investment Companies	21,130,960	—	—	21,130,960
Municipal Bonds	—	2,369,769	—	2,369,769
U.S. Treasury Obligations	—	2,742,218	—	2,742,218
Short-Term Investments	—	37,193,398	—	37,193,398
Other	1,067,232	—	—	1,067,232

Total	$113,757,002	$259,828,742	$653,396	$374,239,140

Foreign Currency Exchange Contracts	$—	$(33,006)	$—	$(33,006)

Futures Contracts	$323,563	$—	$—	$323,563

Swap Contracts	$—	$8,984	$—	$8,984

As a result of utilizing international fair value pricing at September 30, 2013, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

3. Derivatives (continued)

Options Contracts–During the period ended September 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options the Fund is subject to counterparty risk. No options written were outstanding at September 30, 2013.

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps-An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades enter on or after June 10, 2013.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2013, net unrealized appreciation of CDS contracts was $8,984. For trades prior to June 10, 2013, the Fund has posted $110,000 in cash collateral for open swap contracts. If a credit event had occurred for all open swap transactions where collateral posting was required as of September 30, 2013, the Fund would have received $1,135,000 less the value of the contracts’ related reference obligations. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the appicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

3. Derivatives (continued)

Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally–Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Foundation® Conservative Allocation Fund–32

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–50.59%
U.S. MARKETS–33.32%
Aerospace & Defense–1.01%
†Esterline Technologies	190	$15,179
Honeywell International	1,200	99,648
†KEYW Holding	2,610	35,105
Lockheed Martin	480	61,224
Northrop Grumman	3,500	333,410
Raytheon	4,300	331,401
Rockwell Collins	330	22,394
Triumph Group	760	53,367
United Technologies	1,080	116,446

		1,068,174

Air Freight & Logistics–0.09%
FedEx	550	62,761
†XPO Logistics	1,380	29,905

		92,666

Auto Components–0.39%
Borg Warner	280	28,389
Johnson Controls	8,100	336,150
†Tenneco	825	41,663

		406,202

Automobiles–0.08%
Ford Motor	4,870	82,157

		82,157

Beverages–0.14%
Coca-Cola	830	31,440
PepsiCo	1,520	120,840

		152,280

Biotechnology–0.94%
†Acorda Therapeutics	945	32,395
†Alkermes	800	26,896
†Celgene	4,240	652,663
†Cepheid	520	20,301
†Gilead Sciences	1,920	120,653
†Incyte	835	31,855
†InterMune	1,890	29,049
Spectrum Pharmaceuticals	2,140	17,955
†Vertex Pharmaceuticals	790	59,898

		991,665

Building Products–0.04%
AAON	1,680	44,621

		44,621

Capital Markets–0.56%
Ameriprise Financial	500	45,540
Bank of New York Mellon	10,900	329,071
BlackRock	290	78,480
Evercore Partners Class A	515	25,353
Greenhill	405	20,201

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
State Street	910	$59,833
†Stifel Financial	690	28,442

		586,920

Chemicals–0.68%
Axiall	730	27,587
Cabot	1,170	49,971
Celanese Class A	1,090	57,541
†Chemtura	1,130	25,979
duPont (E.I.) deNemours	7,040	412,262
Eastman Chemical	690	53,751
Innophos Holdings	405	21,376
Koppers Holdings	215	9,170
Sociedad Quimica y Minera de Chile ADR	1,400	42,770
Stepan	330	19,051

		719,458

Commercial Banks–0.43%
BBCN Bancorp	1,740	23,942
Bryn Mawr Bank	320	8,630
†Capital Bank Financial	1,285	28,206
Cardinal Financial	1,700	28,101
City Holding	640	27,674
Flushing Financial	1,450	26,753
@Independent Bank	755	26,954
Park National	365	28,864
Prosperity Bancshares	615	38,032
Susquehanna Bancshares	2,280	28,614
†Texas Capital Bancshares	385	17,698
Webster Financial	1,165	29,742
Wells Fargo	2,910	120,241
†Western Alliance Bancorp	1,085	20,539

		453,990

Commercial Services & Supplies–0.45%
McGrath RentCorp	565	20,171
Republic Services	1,030	34,361
†Tetra Tech	960	24,854
United Stationers	955	41,543
US Ecology	825	24,857
Waste Management	7,900	325,796

		471,582

Communications Equipment–1.31%
Cisco Systems	15,730	368,397
Motorola Solutions	6,028	357,943
†NETGEAR	575	17,745
Plantronics	545	25,097
QUALCOMM	9,110	613,650

		1,382,832

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Computers & Peripherals–0.48%
Apple	860	$410,005
EMC	3,860	98,662

		508,667

Construction & Engineering–0.10%
Granite Construction	905	27,693
†MYR Group	1,115	27,095
URS	950	51,063

		105,851

Consumer Finance–0.08%
Capital One Financial	1,250	85,925

		85,925

Containers & Packaging–0.07%
†Boise	2,535	31,941
MeadWestvaco	1,040	39,915

		71,856

Diversified Financial Services–0.85%
Citigroup	1,900	92,169
CME Group	3,300	243,804
†IntercontinentalExchange	2,200	399,124
JPMorgan Chase	3,110	160,756

		895,853

Diversified Telecommunication Services–0.78%
AT&T	13,150	444,733
Atlantic Tele-Network	370	19,288
†=Century Communications	5,000	0
†inContact	3,215	26,588
Verizon Communications	7,000	326,620

		817,229

Electric Utilities–0.45%
Cleco	675	30,267
Edison International	8,130	374,468
OGE Energy	1,550	55,940
UIL Holdings	495	18,404

		479,079

Electrical Equipment–0.10%
Acuity Brands	530	48,771
Eaton	790	54,384

		103,155

Electronic Equipment, Instruments & Components–0.09%
†Anixter International	385	33,749
†FARO Technologies	795	33,525
†Rofin-Sinar Technologies	1,020	24,694

		91,968

Energy Equipment & Services–0.55%
Bristow Group	240	17,462

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
†C&J Energy Services	825	$16,566
Halliburton	6,600	317,790
National Oilwell Varco	650	50,772
†Pioneer Energy Services	2,565	19,263
†RigNet	1,060	38,393
Schlumberger	1,400	123,704

		583,950

Food & Staples Retailing–0.89%
Casey’s General Stores	595	43,733
CVS Caremark	6,960	394,980
†Susser Holdings	825	43,849
Walgreen	8,500	457,300

		939,862

Food Products–1.19%
Archer-Daniels-Midland	12,980	478,183
General Mills	1,560	74,755
J&J Snack Foods	315	25,427
Kraft Foods Group	6,333	332,103
Mondelez International Class A	10,800	339,336

		1,249,804

Health Care Equipment & Supplies–0.53%
Abbott Laboratories	1,300	43,147
†Align Technology	1,060	51,007
Baxter International	4,600	302,174
Conmed	835	28,382
CryoLife	2,030	14,210
†Haemonetics	745	29,711
†Merit Medical Systems	1,195	14,495
†Quidel	1,150	32,660
West Pharmaceutical Services	1,010	41,562

		557,348

Health Care Providers & Services–0.91%
Air Methods	1,025	43,665
Cardinal Health	6,300	328,545
†Cross Country Healthcare	2,105	12,756
†Express Scripts Holding	1,380	85,256
Quest Diagnostics	5,700	352,203
UnitedHealth Group	1,420	101,686
†WellCare Health Plans	435	30,337

		954,448

Health Care Technology–0.02%
†Greenway Medical Technologies	1,025	21,166

		21,166

Hotels, Restaurants & Leisure–0.64%
†AFC Enterprises	890	38,795
Arcos Dorados Holdings	5,800	68,730
†Buffalo Wild Wings	290	32,254

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Carnival	8,200	$267,648
CEC Entertainment	260	11,924
Cheesecake Factory	575	25,271
†Jack in the Box	790	31,600
McDonald’s	1,030	99,096
†SHFL Entertainment	330	7,590
Starbucks	1,170	90,055

		672,963

Household Products–0.20%
Kimberly-Clark	770	72,549
Procter & Gamble	1,870	141,353

		213,902

Industrial Conglomerates–0.10%
General Electric	4,570	109,177

		109,177

Insurance–1.58%
AFLAC	1,300	80,587
Allstate	6,500	328,575
American Equity Investment Life Holding	1,820	38,620
AMERISAFE	520	18,465
Maiden Holdings	1,870	22,085
Marsh & McLennan	7,900	344,045
Primerica	755	30,457
Progressive	12,075	328,802
Prudential Financial	550	42,889
Travelers	4,800	406,896
United Fire Group	705	21,481

		1,662,902

Internet & Catalog Retail–0.89%
†Liberty Interactive Class A	18,825	441,823
†priceline.com	460	465,037
†Shutterfly	625	34,925

		941,785

Internet Software & Services–1.45%
†Brightcove	2,435	27,394
†ChannelAdvisor	655	23,993
†eBay	5,975	333,345
†Google Class A	555	486,130
j2 Global	740	36,645
†Liquidity Services	645	21,646
†Rocket Fuel	285	15,316
†SciQuest	895	20,102
†Trulia	610	28,688
†VeriSign	4,675	237,911
†Yahoo	9,000	298,440

		1,529,610

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–1.73%
Accenture Class A	1,070	$78,795
†EPAM Systems	650	22,425
†ExlService Holdings	500	14,240
International Business Machines	400	74,072
†InterXion Holding	1,020	22,685
MasterCard Class A	880	592,046
†TeleTech Holdings	1,350	33,872
†Teradata	4,575	253,638
†VeriFone Systems	3,650	83,439
Visa Class A	3,375	644,963

		1,820,175

Life Sciences Tools & Services–0.08%
Thermo Fisher Scientific	920	84,778

		84,778

Machinery–0.20%
Barnes Group	1,005	35,095
Caterpillar	280	23,344
†Chart Industries	70	8,613
†Columbus McKinnon	1,165	27,995
Cummins	300	39,861
Deere	370	30,114
ESCO Technologies	575	19,107
Kadant	900	30,231

		214,360

Media–0.22%
Cinemark Holdings	560	17,774
Comcast Special Class A	2,620	113,629
National CineMedia	1,220	23,009
Regal Entertainment Group Class A	1,660	31,507
Viacom Class B	560	46,805

		232,724

Metals & Mining–0.07%
Kaiser Aluminum	385	27,431
Materion	800	25,648
US Silica Holdings	945	23,531

		76,610

Multiline Retail–0.19%
Macy’s	1,590	68,799
Nordstrom	1,200	67,440
Target	1,040	66,539

		202,778

Multi-Utilities–0.11%
MDU Resources Group	1,730	48,388
NorthWestern	505	22,685
Sempra Energy	560	47,936

		119,009

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Office Electronics–0.32%
Xerox	32,800	$337,512

		337,512

Oil, Gas & Consumable Fuels–2.95%
†Bonanza Creek Energy	795	38,367
†Carrizo Oil & Gas	905	33,766
Chevron	4,190	509,085
ConocoPhillips	5,000	347,550
†Diamondback Energy	320	13,645
EOG Resources	4,455	754,142
Exxon Mobil	1,470	126,479
†Jones Energy Class A	815	13,374
Kinder Morgan	12,373	440,108
†Kodiak Oil & Gas	3,030	36,542
Marathon Oil	11,230	391,702
Occidental Petroleum	4,070	380,708
†Rosetta Resources	575	31,315

		3,116,783

Paper & Forest Products–0.08%
†Boise Cascade	505	13,610
International Paper	750	33,600
Neenah Paper	825	32,431

		79,641

Personal Products–0.12%
Avon Products	4,900	100,940
†Prestige Brands Holdings	995	29,969

		130,909

Pharmaceuticals–1.88%
AbbVie	1,300	58,149
Allergan	4,200	379,890
†Auxilium Pharmaceuticals	1,105	20,144
Johnson & Johnson	4,010	347,627
Merck	9,690	461,341
Perrigo	1,600	197,408
Pfizer	17,039	489,190
Zoetis	940	29,253

		1,983,002

Professional Services–0.17%
†FTI Consulting	895	33,831
Kforce	2,235	39,537
Nielsen Holdings	1,050	38,273
Towers Watson Class A	390	41,714
†WageWorks	480	24,216

		177,571

Real Estate Investment Trusts–2.72%
American Tower	770	57,080
Apartment Investment & Management	1,075	30,036
AvalonBay Communities	950	120,736

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Boston Properties	975	$104,228
Brandywine Realty Trust	1,600	21,088
BRE Properties	825	41,877
Camden Property Trust	825	50,688
CBL & Associates Properties	1,600	30,560
Colonial Properties Trust	925	20,803
Corporate Office Properties Trust	1,700	39,270
Cousins Properties	1,400	14,406
DCT Industrial Trust	6,090	43,787
DDR	3,000	47,130
Duke Realty	2,175	33,582
DuPont Fabros Technology	1,660	42,778
EastGroup Properties	405	23,980
EPR Properties	1,095	53,370
Equity Lifestyle Properties	800	27,336
Equity Residential	1,925	103,122
Essex Property Trust	275	40,618
Extra Space Storage	1,250	57,188
Federal Realty Investment Trust	350	35,508
First Industrial Realty Trust	2,125	34,574
First Potomac Realty Trust	1,925	24,197
General Growth Properties	4,450	85,841
HCP	875	35,831
Health Care REIT	375	23,393
Healthcare Realty Trust	1,600	36,976
Healthcare Trust of America	1,125	11,835
Highwoods Properties	600	21,186
Host Hotels & Resorts	7,995	141,272
Kilroy Realty	800	39,960
Kimco Realty	3,050	61,549
Kite Realty Group Trust	3,895	23,097
LaSalle Hotel Properties	1,315	37,504
Lexington Realty Trust	2,850	32,006
Liberty Property Trust	1,650	58,740
LTC Properties	575	21,839
Macerich	950	53,618
National Retail Properties	1,820	57,912
ProLogis	3,475	130,730
PS Business Parks	350	26,117
Public Storage	750	120,413
Ramco-Gershenson Properties Trust	3,170	48,850
Regency Centers	1,000	48,350
†Rexford Industrial Realty	575	7,768
RLJ Lodging Trust	1,300	30,537
Simon Property Group	1,825	270,520
SL Green Realty	475	42,199
Sovran Self Storage	400	30,272
†Strategic Hotels & Resorts	2,800	24,304
Summit Hotel Properties	1,225	11,258
Sunstone Hotel Investors	1,075	13,696
Tanger Factory Outlet Centers	850	27,753

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Ventas	1,575	$96,863
Vornado Realty Trust	1,200	100,872

		2,871,003

Road & Rail–0.16%
Hunt (J.B.) Transport Services	600	43,758
†Roadrunner Transportation Systems	925	26,122
Union Pacific	610	94,757

		164,637

Semiconductors & Semiconductor Equipment–0.94%
†Amkor Technology	4,620	19,820
†Applied Micro Circuits	2,925	37,733
Avago Technologies	1,490	64,249
Broadcom Class A	12,900	335,529
Intel	17,850	409,122
†Semtech	1,090	32,689
†Synaptics	690	30,553
Texas Instruments	1,470	59,197

		988,892

Software–1.44%
†Accelrys	2,740	27,016
†Adobe Systems	9,700	503,818
†Citrix Systems	480	33,893
†Fortinet	2,650	53,689
Intuit	4,850	321,604
Microsoft	13,885	462,509
†Proofpoint	1,380	44,326
†salesforce.com	960	49,834
†SS&C Technologies Holdings	705	26,861

		1,523,550

Specialty Retail–0.94%
DSW Class A	680	58,018
†Express	1,185	27,954
†Francesca’s Holdings	1,335	24,884
†Jos. A Bank Clothiers	647	28,442
L Brands	5,975	365,073
Lowe’s	7,400	352,314
†Sally Beauty Holdings	5,150	134,724

		991,409

Textiles, Apparel & Luxury Goods–0.38%
†G-III Apparel Group	810	44,218
†Iconix Brand Group	1,085	36,044
†Madden (Steven)	857	46,132
NIKE Class B	3,525	256,056
Perry Ellis International	1,195	22,514

		404,964

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Thrift & Mortgage Finance–0.02%
Dime Community Bancshares	1,465	$24,392

		24,392

Trading Companies & Distributors–0.05%
Applied Industrial Technologies	810	41,715
†Titan Machinery	825	13,258

		54,973

Wireless Telecommunication Services–0.48%
†Crown Castle International	6,950	507,559

		507,559

Total U.S. Markets (Cost $23,033,528)		35,156,278

§DEVELOPED MARKETS–10.67%
Air Freight & Logistics–0.35%
Deutsche Post	11,271	373,837

		373,837

Automobiles–0.69%
Bayerische Motoren Werke	2,090	224,767
Toyota Motor	7,800	500,324

		725,091

Beverages–0.29%
Carlsberg Class B	2,969	305,988

		305,988

Chemicals–0.22%
Syngenta ADR	2,825	229,673

		229,673

Commercial Banks–1.18%
Mitsubishi UFJ Financial Group	60,400	387,467
Nordea Bank	29,180	352,118
Standard Chartered	9,796	234,690
UniCredit	42,967	274,380

		1,248,655

Construction & Engineering–0.30%
Vinci	5,478	318,910

		318,910

Construction Materials–0.24%
Lafarge	3,668	255,940

		255,940

Containers & Packaging–0.22%
Rexam	29,979	233,614

		233,614

Electrical Equipment–0.17%
Alstom	4,940	175,816

		175,816

LVIP Delaware Foundation® Moderate Allocation Fund–5

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services–0.55%
Saipem	10,372	$225,296
Subsea 7	9,650	200,600
Transocean	3,600	160,200

		586,096

Food & Staples Retailing–0.27%
Tesco	49,019	284,973

		284,973

Food Products–0.46%
†Aryzta	7,231	483,269

		483,269

Household Durables–0.14%
Techtronic Industries	55,500	144,678

		144,678

Industrial Conglomerates–0.26%
Koninklijke Philips Electronics	8,660	279,380

		279,380

Insurance–0.32%
AXA	14,698	341,123

		341,123

IT Services–0.70%
†CGI Group Class A	13,409	470,594
Teleperformance	5,451	263,562

		734,156

Life Sciences Tools & Services–0.04%
†ICON	945	38,679

		38,679

Media–0.25%
Publicis Groupe	3,345	266,089

		266,089

Metals & Mining–0.51%
Anglo American ADR	2,600	31,957
AuRico Gold	18,728	71,454
Rio Tinto	6,153	300,347
Yamana Gold	12,772	132,798

		536,556

Multiline Retail–0.27%
Don Quijote	1,700	106,567
Kering	786	176,144

		282,711

Multi-Utilities–0.10%
National Grid	8,765	103,537

		103,537

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–0.25%
Total	4,497	$260,659

		260,659

Pharmaceuticals–1.60%
Meda Class A	2,836	34,114
Novartis	4,743	364,803
Novo Nordisk ADR	1,570	265,675
Sanofi	3,528	357,305
Stada Arzneimittel	5,202	263,789
Teva Pharmaceutical Industries ADR	10,800	408,024

		1,693,710

Road & Rail–0.13%
East Japan Railway	1,566	134,979

		134,979

Specialty Retail–0.27%
Nitori Holdings	3,070	281,165

		281,165

Textiles, Apparel & Luxury Goods–0.22%
Yue Yuen Industrial Holdings	85,000	237,292

		237,292

Trading Companies & Distributors–0.26%
ITOCHU	22,114	272,454

		272,454

Wireless Telecommunication Services–0.41%
KDDI	6,028	309,810
Vodafone Group	35,528	124,697

		434,507

Total Developed Markets (Cost $8,308,153)		11,263,537

×EMERGING MARKETS–6.60%
Airlines–0.05%
†Gol Linhas Aereas Inteligentes ADR	10,900	53,301

		53,301

Automobiles–0.09%
Hyundai Motor	202	47,136
Mahindra & Mahindra	3,786	50,095

		97,231

Beverages–0.30%
Fomento Economico Mexicano ADR	1,000	97,090
@Lotte Chilsung Beverage	66	104,208
Tsingtao Brewery	5,305	40,395
United Spirits	1,958	79,272

		320,965

LVIP Delaware Foundation® Moderate Allocation Fund–6

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Building Products–0.15%
@KCC	384	$161,394

		161,394

Chemicals–0.06%
†Braskem ADR	4,000	63,800

		63,800

Commercial Banks–0.78%
Banco Santander Brasil ADR	8,900	61,855
Bangkok Bank	10,030	62,878
China Construction Bank	90,028	69,381
ICICI Bank ADR	1,800	54,864
Industrial & Commercial Bank of China	149,406	104,428
Itau Unibanco Holding ADR	5,680	80,202
KB Financial Group ADR	4,278	149,816
Powszechna Kasa Oszczednosci Bank Polski	3,096	36,775
=Sberbank	40,043	120,935
Standard Bank Group	7,280	86,849

		827,983

Construction & Engineering–0.05%
†Empresas ICA ADR	5,600	47,824

		47,824

Construction Materials–0.30%
†Cemex ADR	9,702	108,468
†Cemex Latam Holdings	12,408	97,353
Siam Cement	2,758	37,631
Siam Cement NVDR	2,100	28,653
Ultratech Cement	1,583	45,800

		317,905

Diversified Financial Services–0.05%
Remgro	2,778	53,633

		53,633

Diversified Telecommunication Services–0.38%
China Telecom	124,000	61,232
China Unicom Hong Kong ADR	6,400	98,688
Chunghwa Telecom ADR	1,903	60,097
KT ADR	6,600	110,682
Telefonica Brasil ADR	3,080	69,115

		399,814

Electronic Equipment, Instruments & Components–0.17%
Hon Hai Precision Industry	51,879	133,166
†LG Display ADR	4,300	51,299

		184,465

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food & Staples Retailing–0.12%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,600	$73,632
Wal-Mart de Mexico Series V	21,390	55,985

		129,617

Food Products–0.43%
Brasil Foods ADR	6,440	157,973
China Mengniu Dairy	28,000	125,600
@Lotte Confectionery	46	72,990
Tingyi Cayman Islands Holding	20,000	53,050
@Uni-President China Holdings	44,000	43,875

		453,488

Household Durables–0.05%
LG Electronics	832	55,138

		55,138

Insurance–0.07%
Samsung Life Insurance	754	73,342

		73,342

Internet Software & Services–0.41%
†Baidu ADR	1,500	232,770
†Sina	1,100	89,287
†Sohu.com	1,400	110,362

		432,419

IT Services–0.03%
†WNS Holdings ADR	1,455	30,875

		30,875

Media–0.14%
Grupo Televisa ADR	5,300	148,135

		148,135

Metals & Mining–0.23%
†Anglo American Platinum	936	40,602
†ArcelorMittal South Africa	5,386	18,941
@Gerdau	3,800	23,661
Gerdau ADR	2,900	21,634
Impala Platinum Holdings	2,196	27,094
Vale ADR	6,800	106,148

		238,080

Oil, Gas & Consumable Fuels–1.06%
Cairn India	11,057	56,363
China Petroleum & Chemical	52,750	41,349
CNOOC ADR	300	60,540
Gazprom ADR	15,000	131,896
LUKOIL ADR	1,500	95,340
PetroChina ADR	400	43,980
Petroleo Brasileiro ADR	11,900	184,331
Polski Koncern Naftowy Orlen	3,000	42,422

LVIP Delaware Foundation® Moderate Allocation Fund–7

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
PTT - Foreign	6,124	$61,857
#@Reliance Industries GDR 144A	8,200	215,026
Rosneft GDR	9,900	80,047
Sasol ADR	1,300	62,127
Tambang Batubara Bukit Asam Persero	36,500	40,204

		1,115,482

Paper & Forest Products–0.09%
†Fibria Celulose ADR	8,131	93,669

		93,669

Personal Products–0.08%
Hypermarcas	10,300	82,723

		82,723

Real Estate Management & Development–0.09%
#†=Etalon Group GDR 144A	3,000	14,520
UEM Sunrise	100,122	78,392

		92,912

Road & Rail–0.04%
All America Latina Logistica	9,751	38,717

		38,717

Semiconductors & Semiconductor Equipment–0.52%
Samsung Electronics	297	377,833
Taiwan Semiconductor Manufacturing	17,204	58,594
Taiwan Semiconductor Manufacturing ADR	3,700	62,752
United Microelectronics	110,600	47,325

		546,504

Transportation Infrastructure–0.03%
Santos Brasil Participacoes	3,000	35,153

		35,153

Wireless Telecommunication Services–0.83%
America Movil ADR	2,700	53,487
China Mobile ADR	1,600	90,288
MegaFon GDR	2,900	102,065
†Mobile Telesystems ADR	2,400	53,424
MTN Group	2,988	58,305
SK Telecom ADR	15,500	351,850
@Tim Participacoes ADR	1,900	44,783
†Turkcell Iletisim Hizmetleri ADR	3,700	54,575

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
Vodacom Group	5,115	$63,405

		872,182

Total Emerging Markets (Cost $5,906,831)		6,966,751

Total Common Stock (Cost $37,248,512)		53,386,566

CONVERTIBLE PREFERRED STOCK–0.31%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	475	10,339
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	9	9,689
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	15	16,584
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16	775	15,322
Dominion Resources
6.00% exercise price $65.27, expiration date 7/1/16	118	6,307
6.125% exercise price $65.27, expiration date 4/1/16	118	6,294
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14	600	38,344
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	19	18,810
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	37	48,063
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	18	22,320
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	595	36,337
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	1,200	34,392
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	314	31,541

LVIP Delaware Foundation® Moderate Allocation Fund–8

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	27	$30,713

Total Convertible Preferred Stock (Cost $310,676)		325,055

EXCHANGE-TRADED FUNDS–8.99%
iShares MSCI EAFE Growth Index ETF	70,235	4,785,111
iShares MSCI EAFE Index ETF	18,045	1,151,091
Vanguard FTSE Developed Markets ETF	89,780	3,553,492

Total Exchange-Traded Funds (Cost $7,253,290)		9,489,694

PREFERRED STOCK–0.21%
Alabama Power 5.625%	1,650	38,445
BB&T 5.85%	1,350	28,985
•Integrys Energy Group 6.00%	1,900	46,208
National Retail Properties 5.70%	950	18,706
Public Storage 5.20%	1,000	20,180
U.S. Bancorp 5.15%	1,000	21,010
Wells Fargo 5.20%	2,200	46,244

Total Preferred Stock (Cost $250,178)		219,778

	Principal Amount°
AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 0.519% 11/25/32	431	393

Total Agency Asset-Backed Security (Cost $431)		393

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.52%
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	11,078	12,858
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	5,683	6,540
Series 2003-26 AT 5.00% 11/25/32	25,962	27,213
Series 2010-41 PN 4.50% 4/25/40	40,000	43,265

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•Series 2012-122 SD 5.921% 11/25/42	95,754	$20,651
•Series 2012-124 SD 5.971% 11/25/42	95,741	22,114
*Series 2013-26 ID 3.00% 4/25/33	97,174	17,236
*Series 2013-38 AI 3.00% 4/25/33	96,182	15,718
*Series 2013-44 DI 3.00% 5/25/33	190,476	33,744
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	4,357	4,991
Series 2326 ZQ 6.50% 6/15/31	19,275	21,573
Series 2557 WE 5.00% 1/15/18	15,131	15,978
Series 3173 PE 6.00% 4/15/35	21,358	21,803
Series 3656 PM 5.00% 4/15/40	70,000	76,416
Series 4065 DE 3.00% 6/15/32	5,000	4,854
•*Series 4148 SA 5.918% 12/15/42	96,602	19,856
*Series 4185 LI 3.00% 3/15/33	96,696	17,135
*Series 4191 CI 3.00% 4/15/33	97,925	16,996
♦Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	13,979	16,003
GNMA Series 2010-113 KE 4.50% 9/20/40	95,000	103,060
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	30,000	31,161

Total Agency Collateralized Mortgage Obligations (Cost $541,800)		549,165

AGENCY MORTGAGE-BACKED SECURITIES–7.56%
Fannie Mae 6.50% 8/1/17	2,992	3,308
Fannie Mae ARM
•2.531% 11/1/35	3,001	3,170
•2.547% 4/1/36	3,438	3,637
•2.447% 3/1/38	3,885	4,112
•5.817% 8/1/37	5,608	6,041
Fannie Mae Relocation 30 yr 5.00% 11/1/34	4,184	4,494
Fannie Mae S.F. 15 yr
2.50% 7/1/27	4,871	4,906
2.50% 2/1/28	69,906	70,406
2.50% 5/1/28	9,721	9,791
3.00% 11/1/27	11,003	11,408
3.00% 5/1/28	6,805	7,059
3.50% 7/1/26	23,164	24,465
4.00% 11/1/25	81,343	87,041
5.00% 5/1/21	7,518	8,002
5.50% 4/1/23	8,185	8,897

LVIP Delaware Foundation® Moderate Allocation Fund–9

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/27	810,000	$814,556
2.50% 11/1/27	931,000	934,200
3.00% 10/1/27	361,000	373,748
3.00% 11/1/27	736,000	759,920
3.50% 11/1/26	359,000	377,567
3.50% 10/1/28	125,000	131,895
Fannie Mae S.F. 20 yr
3.00% 8/1/33	12,900	12,910
3.00% 9/1/40	23,908	23,925
3.50% 4/1/33	3,873	4,012
5.00% 11/1/23	1,878	2,034
Fannie Mae S.F. 30 yr
3.50% 7/1/42	4,525	4,610
3.50% 6/1/43	7,881	8,033
4.00% 11/1/40	9,200	9,660
4.00% 1/1/41	42,376	44,486
4.00% 3/1/41	47,736	50,314
4.00% 9/1/41	5,985	6,279
4.00% 3/1/42	38,108	39,984
4.00% 1/1/43	144,510	151,645
4.50% 7/1/36	7,397	7,899
4.50% 11/1/40	22,568	24,118
4.50% 2/1/41	10,758	11,501
4.50% 3/1/41	35,133	37,568
4.50% 5/1/41	7,333	7,859
4.50% 10/1/41	6,772	7,248
5.00% 2/1/35	8,626	9,370
5.50% 4/1/37	36,622	40,048
6.00% 9/7/36	49,613	54,164
6.50% 2/1/36	11,945	13,309
7.50% 6/1/31	7,124	8,284
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/43	615,000	600,778
3.00% 11/1/43	1,514,000	1,474,731
3.50% 11/1/42	411,000	417,037
3.50% 10/1/43	197,000	200,540
4.00% 11/1/41	124,000	129,638
4.00% 10/1/43	70,000	73,423
4.50% 11/1/40	508,000	541,020
5.50% 11/1/38	74,000	80,544
Freddie Mac 4.50% 1/1/41	34,113	35,945
Freddie Mac ARM
•2.498% 7/1/36	3,500	3,727
•2.592% 4/1/34	1,785	1,887
•3.47% 10/1/36	4,538	4,840
Freddie Mac S.F. 15 yr
5.00% 6/1/18	2,854	3,023
Freddie Mac S.F. 30 yr
3.00% 11/1/42	23,289	22,705
4.00% 10/1/40	24,123	25,214
4.00% 11/1/40	15,941	16,662

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 12/1/40	1,880	$1,966
4.00% 2/1/42	8,601	8,994
4.50% 10/1/39	31,880	33,928
4.50% 10/1/43	9,000	9,584
6.00% 8/1/38	48,614	52,993
7.00% 11/1/33	3,346	3,767
GNMA I S.F. 30 yr 7.50% 1/15/32	1,959	2,358

Total Agency Mortgage-Backed Securities (Cost $7,806,600)		7,973,187

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.91%
Banc of America Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46	10,000	10,965
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	75,000	80,102
•Series 2006-PWR12 A4 5.856% 9/11/38	95,000	104,412
Commercial Mortgage Pass Through Certificates Trust
•♦Series 2005-C6 A5A 5.116% 6/10/44	25,000	26,507
•♦Series 2013-CR8 A5 3.612% 6/10/46	50,000	49,772
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.567% 2/15/39	6,253	6,405
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	20,000	18,592
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	64,961	66,230
Series 2005-GG4 A4A 4.751% 7/10/39	20,000	20,883
•Series 2006-GG6 A4 5.553% 4/10/38	20,000	21,664
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP5 A4 5.368% 12/15/44	217,000	232,570
Series 2006-LDP8 AM 5.44% 5/15/45	39,000	42,774
Series 2011-C5 A3 4.171% 8/15/46	40,000	42,126

LVIP Delaware Foundation® Moderate Allocation Fund–10

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	15,911	$16,096
•Series 2005-C3 B 4.895% 7/15/40	15,000	15,500
•Morgan Stanley Capital I Trust Series 2007-T27 A4 5.815% 6/11/42	26,000	29,374
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	100,000	94,097
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	25,000	23,539
Series 2013-C11 A5 3.071% 3/15/45	25,000	23,848
Series 2013-C14 A5 3.337% 6/15/46	40,000	38,746

Total Commercial Mortgage-Backed Securities (Cost $960,561)		964,202

CONVERTIBLE BONDS–1.23%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	24,000	24,990
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	26,000	22,523
Alere 3.00% exercise price $43.98, expiration date 5/15/16	31,000	32,841
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	30,000	32,363
fArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	54,000	49,613
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	33,000	34,031
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	17,000	21,399
Chesapeake Energy 2.25% exercise price $85.61, expiration date 12/14/38	15,000	13,763
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	11,000	10,863

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	18,000	$26,606
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	30,000	19,200
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	10,000	22,500
fGeneral Cable 4.50% exercise price $36.34, expiration date 11/15/29	35,000	39,659
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	13,000	36,018
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	35,000	46,791
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	32,000	32,240
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	15,000	17,156
Intel 3.25% exercise price $21.94, expiration date 8/1/39 .	21,000	26,040
Jefferies Group 3.875% exercise price $45.62, expiration date 10/31/29	32,000	33,660
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	18,000	19,688
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	51,000	52,148
#Lexington Realty Trust 144A 6.00% exercise price $6.84, expiration date 1/11/30	16,000	26,660
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	30,000	34,013
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	18,000	18,529
Linear Technology 3.00% exercise price $41.46, expiration date 4/30/27	20,000	21,338
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	34,000	34,829
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	32,000	40,820

LVIP Delaware Foundation® Moderate Allocation Fund–11

LVIP Delaware Foundation Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	10,000	$29,031
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	43,000	43,672
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	64,000	62,720
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	8,000	10,320
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	35,000	36,378
Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	18,000	14,535
PHH 4.00% exercise price $25.80, expiration date 8/27/14	38,000	41,491
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	15,000	15,150
#Ryman Hospitality Properties 144A 3.75% exercise price $21.64, expiration date 9/29/14	16,000	25,860
SanDisk 1.50% exercise price $52.17, expiration date 8/11/17	27,000	35,843
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	10,000	26,644
Steel Dynamics 5.125% exercise price $17.17, expiration date 6/15/14	13,000	14,235
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	50,000	51,031
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	16,000	14,300
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	25,000	26,578
•Vector Group 2.50% exercise price $17.62, expiration date 1/14/19	9,000	10,775
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	22,000	34,540

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
#WellPoint 144A 2.75% exercise price $75.31, expiration date 10/15/42	15,000	$19,172

Total Convertible Bonds (Cost $1,165,146)		1,302,556

CORPORATE BONDS–16.25%
Aerospace & Defense–0.06%
#DigitalGlobe 144A 5.25% 2/1/21	30,000	28,800
TransDigm
#144A 7.50% 7/15/21	25,000	27,000
7.50% 7/15/21	5,000	5,400

		61,200

Air Freight & Logistics–0.09%
United Parcel Service 5.125% 4/1/19	85,000	97,732

		97,732

Auto Components–0.11%
American Axle & Manufacturing 6.25% 3/15/21	25,000	25,875
Delphi 6.125% 5/15/21	50,000	54,875
Tomkins 9.00% 10/1/18	9,000	9,855
#TRW Automotive 144A 4.50% 3/1/21	25,000	25,250

		115,855

Automobiles–0.09%
Ford Motor 7.45% 7/16/31	45,000	55,063
#General Motors 144A 3.50% 10/2/18	40,000	40,100

		95,163

Beverages–0.19%
Constellation Brands
3.75% 5/1/21	5,000	4,631
6.00% 5/1/22	30,000	32,100
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	167,584

		204,315

Biotechnology–0.13%
Celgene 3.95% 10/15/20	85,000	87,407
Edwards Lifesciences 2.875% 10/15/18	55,000	54,847

		142,254

Building Products–0.04%
Nortek 8.50% 4/15/21	35,000	38,238

		38,238

Capital Markets–0.30%
•Bank of New York Mellon 4.50% 12/31/49	35,000	30,363

LVIP Delaware Foundation® Moderate Allocation Fund–12

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
E Trade Financial 6.375% 11/15/19		20,000	$21,400
Jefferies Group
5.125% 1/20/23		15,000	15,146
6.45% 6/8/27		25,000	25,625
6.50% 1/20/43		10,000	9,925
Lazard Group 6.85% 6/15/17		95,000	107,768
#Nuveen Investments 144A 9.50% 10/15/20		25,000	24,563
State Street 3.10% 5/15/23		85,000	79,443

			314,233

Chemicals–0.20%
CF Industries
6.875% 5/1/18		90,000	105,844
7.125% 5/1/20		30,000	35,218
#Murphy Oil USA 144A 6.00% 8/15/23		25,000	25,000
#PolyOne 144A 5.25% 3/15/23		15,000	14,250
Rockwood Specialties Group 4.625% 10/15/20		15,000	15,150
#TPC Group 144A 8.75% 12/15/20		15,000	15,413

			210,875

Commercial Banks–1.37%
Abbey National Treasury Services 3.05% 8/23/18		50,000	50,854
#Banco do Brasil 144A 3.75% 7/25/18	EUR	100,000	136,266
BB&T 5.25% 11/1/19		107,000	120,064
#BBVA Banco Continental 144A 3.25% 4/8/18		45,000	44,100
City National 5.25% 9/15/20		60,000	64,685
•Fifth Third Bancorp 5.10% 12/31/49		60,000	52,350
•Fifth Third Capital Trust IV 6.50% 4/15/37		90,000	89,888
HSBC Holdings 4.00% 3/30/22		85,000	86,643
Morgan Stanley
4.10% 5/22/23		125,000	116,817
7.60% 8/8/17	NZD	16,000	14,106
PNC Financial Services Group
•4.483% 5/29/49		55,000	55,000
•4.85% 5/29/49		20,000	17,250
PNC Funding 5.625% 2/1/17		38,000	42,393
#•PNC Preferred Funding Trust II 144A 1.477% 3/31/49		100,000	86,500
Regions Financial 2.00% 5/15/18		60,000	58,303
Santander Holdings USA 3.45% 8/27/18		35,000	35,785

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
SVB Financial Group 5.375% 9/15/20	100,000	$110,379
•USB Capital IX 3.50% 10/29/49	140,000	107,800
Wells Fargo 4.125% 8/15/23	35,000	34,339
Zions Bancorp
4.50% 3/27/17	40,000	42,033
4.50% 6/13/23	50,000	49,678
7.75% 9/23/14	25,000	26,518

		1,441,751

Commercial Services & Supplies–0.36%
Avis Budget Car Rental 5.50% 4/1/23	38,000	35,340
#Brambles USA 144A 3.95% 4/1/15	20,000	20,722
Broadridge Financial Solutions 3.95% 9/1/20	25,000	25,282
International Lease Finance
5.875% 4/1/19	20,000	20,922
6.25% 5/15/19	44,000	46,420
8.25% 12/15/20	125,000	142,813
8.75% 3/15/17	80,000	92,200

		383,699

Communications Equipment–0.01%
#Avaya 144A 7.00% 4/1/19	10,000	9,400

		9,400

Computers & Peripherals–0.33%
Apple 2.40% 5/3/23	110,000	99,779
EMC 2.65% 6/1/20	155,000	153,666
NetApp
2.00% 12/15/17	25,000	24,637
3.25% 12/15/22	60,000	55,199
#Seagate HDD Cayman 144A 4.75% 6/1/23	20,000	19,350

		352,631

Construction & Engineering–0.01%
#•URS 144A 4.35% 4/1/17	10,000	10,226

		10,226

Construction Materials–0.04%
Headwaters 7.625% 4/1/19	40,000	42,200

		42,200

Containers & Packaging–0.14%
Ball 4.00% 11/15/23	30,000	27,075
Berry Plastics 9.75% 1/15/21	25,000	29,000
#Consolidated Container 144A 10.125% 7/15/20	10,000	10,750
#Crown Americas 144A 4.50% 1/15/23	10,000	9,200
Rock Tenn 4.00% 3/1/23	55,000	53,391

LVIP Delaware Foundation® Moderate Allocation Fund–13

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
#Sealed Air 144A 6.50% 12/1/20		20,000	$21,050

			150,466

Diversified Consumer Services–0.04%
Yale University 2.90% 10/15/14		40,000	41,049

			41,049

Diversified Financial Services–0.95%
Bank of America
3.875% 3/22/17		35,000	37,256
4.10% 7/24/23		35,000	34,852
•5.20% 12/29/49		50,000	44,000
Citigroup
5.50% 9/13/25		40,000	41,228
6.25% 6/29/17	NZD	34,000	29,223
CME Group 5.30% 9/15/43		30,000	31,062
#ERAC USA Finance 144A 3.30% 10/15/22		95,000	90,469
General Electric Capital
2.10% 12/11/19		35,000	34,469
4.375% 9/16/20		170,000	181,136
6.00% 8/7/19		75,000	87,393
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	13,000	12,396
#•HBOS Capital Funding 144A 6.071% 6/29/49		65,000	63,944
JPMorgan Chase 2.92% 9/19/17	CAD	100,000	96,936
4.25% 11/2/18	NZD	35,000	27,605
5.625% 8/16/43		120,000	119,615
•6.00% 12/29/49		15,000	14,138
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		50,000	46,375
PHH 7.375% 9/1/19		10,000	10,550

			1,002,647

Diversified Telecommunication Services–1.07%
Bell Canada 3.35% 3/22/23	CAD	137,000	123,384
CenturyLink 5.80% 3/15/22		105,000	99,488
#Clearwire Communications 144A 12.00% 12/1/15		5,000	5,244
#Digicel Group 144A 10.50% 4/15/18		100,000	108,500
Hughes Satellite Systems 7.625% 6/15/21		10,000	10,825
#Intelsat Jackson Holdings 144A 5.50% 8/1/23		20,000	18,800
Intelsat Luxembourg
#144A 7.75% 6/1/21		10,000	10,388
#144A 8.125% 6/1/23		35,000	37,056

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Level 3 Communications 11.875% 2/1/19	10,000	$11,550
Level 3 Financing 10.00% 2/1/18	25,000	26,875
Qwest 6.75% 12/1/21	45,000	48,403
#SBA Tower Trust 144A 2.24% 4/15/18	35,000	34,596
#SES 144A 3.60% 4/4/23	110,000	104,127
Telefonica Emisiones
3.192% 4/27/18	150,000	148,159
6.421% 6/20/16	10,000	11,013
Verizon Communications
5.15% 9/15/23	90,000	96,650
6.40% 9/15/33	85,000	94,669
#Vivendi 144A 3.45% 1/12/18	110,000	111,373
Windstream 7.50% 4/1/23	5,000	4,963
#144A 7.75% 10/1/21	20,000	20,750

		1,126,813

Electric Utilities–0.99%
ComEd Financing III 6.35% 3/15/33	50,000	48,000
#•Electricite de France 144A 5.25% 12/29/49	100,000	94,761
Entergy Louisiana 4.05% 9/1/23	80,000	82,087
Great Plains Energy 4.85% 6/1/21	40,000	42,788
5.292% 6/15/22	55,000	59,493
Indiana Michigan Power 3.20% 3/15/23	55,000	52,222
Ipalco Enterprises 5.00% 5/1/18	35,000	36,488
#Jersey Central Power & Light 144A 4.70% 4/1/24	95,000	96,388
LG&E & KU Energy 4.375% 10/1/21	120,000	124,532
#Narragansett Electric 144A 4.17% 12/10/42	25,000	22,370
NextEra Energy Capital Holdings
3.625% 6/15/23	20,000	19,026
•6.35% 10/1/66	105,000	106,122
NV Energy 6.25% 11/15/20	75,000	87,663
Pennsylvania Electric 5.20% 4/1/20	70,000	75,835
•PPL Capital Funding 6.70% 3/30/67	35,000	35,728
Public Service of Oklahoma 5.15% 12/1/19	50,000	56,894

		1,040,397

Energy Equipment & Services–0.28%
Bristow Group 6.25% 10/15/22	25,000	26,094

LVIP Delaware Foundation® Moderate Allocation Fund–14

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Halliburton 3.50% 8/1/23	155,000	$153,947
Hercules Offshore
#144A 8.75% 7/15/21	10,000	10,650
#144A 10.50% 10/15/17	35,000	37,231
Key Energy Services 6.75% 3/1/21	25,000	24,875
#Nabors Industries 144A 5.10% 9/15/23	40,000	40,710

		293,507

Food & Staples Retailing–0.02%
Rite Aid 9.25% 3/15/20	20,000	22,800

		22,800

Food Products–0.04%
Del Monte 7.625% 2/15/19	18,000	18,765
Smithfield Foods 6.625% 8/15/22	25,000	25,844

		44,609

Gas Utilities–0.01%
AmeriGas Finance 7.00% 5/20/22	15,000	15,675

		15,675

Health Care Equipment & Supplies–0.33%
Alere 7.25% 7/1/18	5,000	5,425
Biomet
6.50% 8/1/20	15,000	15,563
6.50% 10/1/20	5,000	5,094
Boston Scientific
2.65% 10/1/18	25,000	25,040
6.00% 1/15/20	55,000	62,985
#CareFusion 144A 3.30% 3/1/23	55,000	51,624
Covidien International Finance 2.95% 6/15/23	35,000	33,088
Zimmer Holdings
3.375% 11/30/21	70,000	68,446
4.625% 11/30/19	70,000	76,496

		343,761

Health Care Providers & Services–0.28%
Community Health Systems 8.00% 11/15/19	15,000	15,806
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	20,000	20,600
HCA Holdings
6.25% 2/15/21	22,000	22,413
7.75% 5/15/21	70,000	74,638
Highmark
#144A 4.75% 5/15/21	35,000	33,148
#144A 6.125% 5/15/41	15,000	14,195

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Laboratory Corporation of America Holdings 2.20% 8/23/17	55,000	$55,072
#Milacron 144A 7.75% 2/15/21	20,000	20,750
#MultiPlan 144A 9.875% 9/1/18	25,000	27,750
Tenet Healthcare 8.00% 8/1/20	10,000	10,625

		294,997

Hotels, Restaurants & Leisure–0.20%
International Game Technology 5.35% 10/15/23	45,000	46,058
Marriott International 3.375% 10/15/20	35,000	34,940
MGM Resorts International 11.375% 3/1/18	10,000	12,775
Pinnacle Entertainment 8.75% 5/15/20	10,000	11,000
Wyndham Worldwide
4.25% 3/1/22	30,000	29,598
5.625% 3/1/21	40,000	43,273
Wynn Las Vegas
#144A 4.25% 5/30/23	20,000	18,375
7.75% 8/15/20	15,000	16,913

		212,932

Household Durables–0.03%
Mohawk Industries 6.375% 1/15/16	11,000	12,141
#Spectrum Brands Escrow 144A 6.375% 11/15/20	20,000	20,900

		33,041

Household Products–0.07%
Energizer Holdings 4.70% 5/24/22	75,000	76,156

		76,156

Independent Power Producers & Energy Traders–0.12%
AES
4.875% 5/15/23	20,000	18,800
7.375% 7/1/21	15,000	16,575
Exelon Generation 4.25% 6/15/22	80,000	78,896
NRG Energy 7.875% 5/15/21	15,000	16,125

		130,396

Insurance–0.76%
•Allstate 5.75% 8/15/53	45,000	43,959
•Chubb 6.375% 3/29/67	70,000	75,425
#Hockey Merger 144A 7.875% 10/1/21	30,000	30,188
•ING Groep 5.775% 12/29/49	15,000	15,263

LVIP Delaware Foundation® Moderate Allocation Fund–15

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
ING US
2.90% 2/15/18	70,000	$70,357
•5.65% 5/15/53	25,000	22,944
Liberty Mutual Group
#144A 4.25% 6/15/23	65,000	63,520
#144A 4.95% 5/1/22	40,000	41,434
#144A 6.50% 5/1/42	25,000	27,069
#•144A 7.00% 3/15/37	20,000	20,400
MetLife
6.40% 12/15/36	50,000	50,813
6.817% 8/15/18	90,000	109,007
Prudential Financial
4.50% 11/15/20	20,000	21,521
•5.875% 9/15/42	40,000	39,400
6.00% 12/1/17	110,000	127,650
•XL Group 6.50% 12/31/49	40,000	38,500

		797,450

Internet Software & Services–0.44%
Amazon.com 2.50% 11/29/22	105,000	95,885
Baidu 3.25% 8/6/18	200,000	200,409
eBay 4.00% 7/15/42	85,000	72,133
Equinix
4.875% 4/1/20	12,000	11,700
5.375% 4/1/23	8,000	7,600
GXS Worldwide 9.75% 6/15/15	55,000	56,616
#VeriSign 144A 4.625% 5/1/23	20,000	18,900

		463,243

IT Services–0.22%
Fidelity National Information
Services 3.50% 4/15/23	75,000	67,598
First Data 11.25% 3/31/16	25,000	25,125
Total System Services
2.375% 6/1/18	50,000	48,831
3.75% 6/1/23	45,000	41,734
Western Union
2.875% 12/10/17	5,000	5,113
3.65% 8/22/18	40,000	41,552

		229,953

Machinery–0.22%
ArvinMeritor 6.75% 6/15/21	15,000	14,925
Cummins 3.65% 10/1/23	60,000	60,530
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23	155,000	154,234

		229,689

Media–0.75%
AMC Networks 4.75% 12/15/22	25,000	23,500
CC Holdings 3.849% 4/15/23	10,000	9,035
CCO Holdings 5.25% 9/30/22	15,000	13,950

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Clear Channel Worldwide Holdings 7.625% 3/15/20	20,000	$20,750
#Columbus International 144A 11.50% 11/20/14	100,000	108,000
#COX Communications 144A 3.25% 12/15/22	120,000	106,768
CSC Holdings 6.75% 11/15/21	10,000	10,750
DISH DBS 5.875% 7/15/22	25,000	24,750
Historic TW 6.875% 6/15/18	140,000	168,272
Interpublic Group 2.25% 11/15/17	25,000	24,579
Lamar Media 5.00% 5/1/23	25,000	23,313
#MDC Partners 144A 6.75% 4/1/20	25,000	25,438
#News America 144A 4.00% 10/1/23	15,000	15,046
Sinclair Television Group
5.375% 4/1/21	20,000	19,100
6.125% 10/1/22	10,000	9,975
#Sirius XM Radio 144A 4.625% 5/15/23	30,000	27,450
Time Warner Cable
5.85% 5/1/17	20,000	21,767
8.25% 4/1/19	85,000	98,507
#Univision Communications 144A 5.125% 5/15/23	40,000	38,500

		789,450

Metals & Mining–0.50%
ArcelorMittal 10.35% 6/1/19	65,000	80,275
Barrick Gold 4.10% 5/1/23	30,000	26,469
BHP Billiton Finance USA 5.00% 9/30/43	45,000	46,011
#FMG Resources August 2006 144A 6.875% 4/1/22	37,000	37,185
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23	40,000	36,950
#Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 144A 6.25% 5/20/15	100,000	105,500
Novelis 8.75% 12/15/20	30,000	33,075
Nucor 4.00% 8/1/23	25,000	24,516
Rio Tinto Finance USA 2.25% 12/14/18	70,000	69,102
Ryerson
9.00% 10/15/17	15,000	15,600
11.25% 10/15/18	5,000	5,188
Teck Resources 3.75% 2/1/23	35,000	32,280
Vale Overseas 5.625% 9/15/19	15,000	16,363

		528,514

LVIP Delaware Foundation® Moderate Allocation Fund–16

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities–0.68%
Ameren Illinois 9.75% 11/15/18	155,000	$208,079
CenterPoint Energy 5.95% 2/1/17	40,000	45,400
•Integrys Energy Group 6.11% 12/1/66	60,000	60,643
NiSource Finance
3.85% 2/15/23	10,000	9,790
4.80% 2/15/44	110,000	98,883
•Puget Sound Energy 6.974% 6/1/67	110,000	114,639
SCANA 4.125% 2/1/22	55,000	53,794
•Wisconsin Energy 6.25% 5/15/67	120,000	122,498

		713,726

Office Electronics–0.08%
Xerox 6.35% 5/15/18	75,000	86,226

		86,226

Oil, Gas & Consumable Fuels–2.39%
Antero Resources Finance 6.00% 12/1/20	5,000	5,075
BP Capital Markets 3.994% 9/26/23	45,000	45,450
Chesapeake Energy
5.375% 6/15/21	5,000	5,013
5.75% 3/15/23	30,000	30,225
Continental Resources 4.50% 4/15/23	20,000	19,725
Ecopetrol
4.25% 9/18/18	15,000	15,469
7.625% 7/23/19	47,000	55,813
El Paso Pipeline Partners Operating 6.50% 4/1/20	75,000	86,620
Enbridge 4.00% 10/1/23	30,000	30,093
•Enbridge Energy Partners 8.05% 10/1/37	105,000	118,349
Energy Transfer Partners
3.60% 2/1/23	140,000	130,662
9.70% 3/15/19	43,000	55,053
•Enterprise Products Operating 7.034% 1/15/68	110,000	122,489
Halcon Resources 8.875% 5/15/21	25,000	25,750
Kinder Morgan Energy Partners 9.00% 2/1/19	85,000	108,896
Kodiak Oil & Gas 8.125% 12/1/19	25,000	27,438
Linn Energy
#144A 6.75% 11/1/19	5,000	4,738
8.625% 4/15/20	15,000	15,581

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Midstates Petroleum 144A 9.25% 6/1/21	25,000	$24,813
Newfield Exploration 5.625% 7/1/24	35,000	34,038
Noble Holding International 3.95% 3/15/22	55,000	53,147
#Pacific Rubiales Energy 144A 7.25% 12/12/21	100,000	105,500
PDC Energy 7.75% 10/15/22	10,000	10,650
Petrobras Global Finance
•2.408% 1/15/19	10,000	9,835
3.00% 1/15/19	55,000	51,861
Petrobras International Finance 5.375% 1/27/21	46,000	46,441
Petrohawk Energy 7.25% 8/15/18	70,000	76,125
Petroleos de Venezuela 9.00% 11/17/21	55,000	45,100
Petroleos Mexicanos
•2.286% 7/18/18	15,000	15,488
3.50% 7/18/18	30,000	30,450
3.50% 1/30/23	15,000	13,672
6.50% 6/2/41	20,000	20,828
Plains All American Pipeline 8.75% 5/1/19	85,000	108,997
Plains Exploration & Production 6.50% 11/15/20	35,000	37,593
Pride International 6.875% 8/15/20	100,000	119,344
Range Resources 5.00% 8/15/22	35,000	34,038
#Regency Energy Partners 144A 4.50% 11/1/23	30,000	27,300
Rosetta Resources 5.625% 5/1/21	30,000	28,650
#•Samson Investment 144A 10.25% 2/15/20	25,000	26,625
SandRidge Energy 8.125% 10/15/22	25,000	25,375
Talisman Energy
3.75% 2/1/21	40,000	39,105
5.50% 5/15/42	100,000	93,493
Total Capital 2.125% 8/10/18	195,000	196,981
•TransCanada PipeLines 6.35% 5/15/67	155,000	160,081
Williams Partners 7.25% 2/1/17	75,000	87,389
#Woodside Finance 144A 8.75% 3/1/19	75,000	95,765

		2,521,123

Paper & Forest Products–0.22%
Georgia-Pacific 8.00% 1/15/24	105,000	135,257

LVIP Delaware Foundation® Moderate Allocation Fund–17

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
International Paper 6.00% 11/15/41	95,000	$101,884

		237,141

Pharmaceuticals–0.19%
#Mylan 144A 3.125% 1/15/23	55,000	50,125
NBTY 9.00% 10/1/18	25,000	27,563
#Valeant Pharmaceuticals International 144A 7.00% 10/1/20	5,000	5,325
#Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20	15,000	15,675
#Zoetis 144A 3.25% 2/1/23	105,000	100,160

		198,848

Real Estate Investment Trusts–1.15%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	80,537
American Tower Trust I
#144A 1.551% 3/15/18	15,000	14,650
#144A 3.07% 3/15/23	45,000	42,745
BRE Properties 3.375% 1/15/23	70,000	65,123
Corporate Office Properties
3.60% 5/15/23	30,000	27,247
5.25% 2/15/24	40,000	41,134
DDR
4.625% 7/15/22	20,000	20,399
4.75% 4/15/18	35,000	37,817
7.50% 4/1/17	15,000	17,536
7.875% 9/1/20	65,000	79,668
Digital Realty Trust 5.25% 3/15/21	140,000	147,375
Duke Realty 3.625% 4/15/23	60,000	55,911
#Geo Group 144A 5.125% 4/1/23	20,000	18,400
Host Hotels & Resorts
3.75% 10/15/23	50,000	46,377
4.75% 3/1/23	75,000	75,487
Liberty Property 4.40% 2/15/24	40,000	39,961
National Retail Properties
3.30% 4/15/23	65,000	59,185
3.80% 10/15/22	5,000	4,781
ProLogis 4.25% 8/15/23	60,000	59,795
Regency Centers
4.80% 4/15/21	45,000	47,374
5.875% 6/15/17	15,000	16,725
UDR 3.70% 10/1/20	20,000	20,132
#WEA Finance 144A 4.625% 5/10/21	65,000	68,676
Weingarten Realty Investors 3.50% 4/15/23	65,000	60,569

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Weyerhaeuser 4.625% 9/15/23	60,000	$61,261

		1,208,865

Road & Rail–0.12%
Burlington Northern Santa Fe 5.15% 9/1/43	70,000	70,665
Norfolk Southern 4.80% 8/15/43	30,000	29,268
United Rentals North America 6.125% 6/15/23	25,000	25,250

		125,183

Software–0.02%
#BMC Software Finance 144A 8.125% 7/15/21	25,000	26,063

		26,063

Specialty Retail–0.17%
Home Depot 3.75% 2/15/24	55,000	55,779
QVC 4.375% 3/15/23	110,000	102,492
Sally Holdings 5.75% 6/1/22	20,000	20,150

		178,421

Textiles, Apparel & Luxury Goods–0.05%
Hanesbrands 6.375% 12/15/20	25,000	27,063
Levi Strauss 6.875% 5/1/22	20,000	21,300

		48,363

Trading Companies & Distributors–0.10%
#Glencore Funding 144A 2.50% 1/15/19	60,000	56,311
H&E Equipment Services 7.00% 9/1/22	20,000	21,400
HD Supply
#144A 7.50% 7/15/20	10,000	10,388
11.00% 4/15/20	10,000	12,025
#LKQ 144A 4.75% 5/15/23	5,000	4,650

		104,774

Wireless Telecommunication Services–0.29%
#Crown Castle Towers 144A 4.883% 8/15/20	240,000	255,054
Sprint
#144A 7.25% 9/15/21	15,000	15,188
#144A 7.875% 9/15/23	15,000	15,338
Sprint Capital 6.90% 5/1/19	25,000	25,813

		311,393

Total Corporate Bonds (Cost $17,011,294)		17,147,443

LVIP Delaware Foundation® Moderate Allocation Fund–18

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–0.36%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	30,000	$30,082
Fairfax County, Virginia Series B 5.00% 4/1/24	20,000	24,078
Golden State, California Tobacco Securitization Asset-Back Senior Notes
Series A-1 5.125% 6/1/47	45,000	31,410
Series A-1 5.75% 6/1/47	55,000	42,265
Grand Parkway, Texas Transportation Subordinated Tier Toll Revenue Series B 5.00% 4/1/53	35,000	34,175
New Jersey State Transportation Trust Fund
Series A 5.00% 6/15/42	5,000	5,084
Series AA 5.00% 6/15/44	20,000	20,275
New York City Transitional Finance Authority (New York City Recovery) Series 13 5.00% 11/1/22	15,000	17,814
New York City, New York Series I 5.00% 8/1/22	15,000	17,680
Oregon State Taxable Pension 5.892% 6/1/27	35,000	41,493
Prince George’s County, Maryland Consolidated Public Improvement Series A 5.00% 3/1/22	10,000	12,029
State of Georgia Series D 5.00% 2/1/23	25,000	30,217
State of Maryland Local Facilities Series A 5.00% 8/1/21	20,000	24,054
State of North Carolina Series C 5.00% 5/1/22	20,000	24,147
Texas A&M University
Series D 5.00% 5/15/22	5,000	5,976
Series D 5.00% 5/15/23	5,000	5,973
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	15,000	15,581

Total Municipal Bonds (Cost $376,393)		382,333

NON-AGENCY ASSET-BACKED SECURITIES–0.24%
General Electric Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	98,902
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	3,522	3,540
Mid-State Trust Series 11 A1 4.864% 7/15/38	12,462	13,304
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.582% 10/15/15	140,000	140,995

	Principal Amount°		Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Total Non-Agency Asset-Backed Securities (Cost $258,983)			$256,741

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.13%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		17,031	17,005
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		12,384	12,929
Series 2005-6 7A1 5.50% 7/25/20		2,248	2,334
•Chaseflex Trust Series 2006-1 A4 5.386% 6/25/36		100,000	84,557
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 7.75% 9/19/27		10,576	11,158
•MASTR ARM Trust Series 2003-6 1A2 2.825% 12/25/33		4,136	4,183

Total Non-Agency Collarterized Mortgage Obligations (Cost $98,105)			132,166

ΔREGIONAL BONDS–0.42%
Australia–0.42%
New South Wales Treasury
3.75% 11/20/20	AUD	36,000	42,207
6.00% 3/1/22	AUD	112,000	116,802
Queensland Treasury 4.25% 7/21/23	AUD	41,000	36,699
Victoria Treasury
5.50% 12/17/24	AUD	60,000	60,291
6.00% 10/17/22	AUD	182,000	190,218

Total Regional Bonds (Cost $506,043)			446,217

«SENIOR SECURED LOANS–2.68%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20		80,000	80,325
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19		34,825	34,723
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17		172,484	173,670
Calpine Construction Finance Tranche B 3.00% 5/1/20		119,700	117,742
Chrysler Group Tranche B 4.25% 5/24/17		4,975	5,028
@Community Health Systems 5.25% 7/30/14		19,258	19,258

LVIP Delaware Foundation® Moderate Allocation Fund–19

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

.	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
@Community Health Systems (continued) 5.753% 7/30/14	20,742	$20,742
@CPG International 6.00% 9/4/14	30,000	30,000
Davita Tranche B 4.50% 10/20/16	44,316	44,615
Dell Tranche B 4.50% 3/24/20	15,000	14,796
Delta Air Lines Tranche B 1st Lien 4.25% 4/15/17	48,998	49,253
Drillships Financing Holdings Tranche B1 6.00% 2/17/21	40,000	40,400
Emdeon 1st Lien 3.75% 11/2/18	44,216	44,266
First Data 1st Lien 4.00% 4/5/17	217,237	216,015
Gray Television 4.75% 10/11/19	38,559	38,836
HCA Tranche B4 2.75% 5/1/18	90,000	89,976
HCA Tranche B5 1st Lien 2.75% 3/31/17	98,000	98,017
HUB International Tranche B 1st Lien 4.75% 9/17/20	100,000	100,354
@Hudson’s Bay 7.00% 7/29/14	30,000	30,000
Immucor Tranche B2 5.00% 8/19/18	39,433	39,712
Infor US Tranche B2 5.25% 4/5/18	155,416	156,145
Intelsat Jackson Holding Tranche B1 4.50% 4/2/18	114,424	115,139
Landry’s Tranche B 4.75% 4/24/18	34,691	34,995
Level 3 Financing 4.00% 1/15/20	60,000	59,850
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	60,000	60,083
Moxie Liberty Tranche B 7.50% 8/21/20	5,000	5,006
MultiPlan Tranche B 4.00% 8/18/17	22,509	22,659
Novelis Tranche B 3.75% 3/10/17	37,710	37,799
Nuveen Investments 2nd Lien 6.50% 2/28/19	190,000	190,333
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	92,625	92,460
PQ Tranche B 4.50% 8/7/17	24,875	25,022
Remy International Tranche B 1st Lien 4.25% 3/5/20	37,977	38,119

	Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Samson Investment 2nd Lien 6.00% 9/10/18		70,000	$70,394
Scientific Games International 4.25% 5/22/20		60,000	59,456
Truven Health Analytics Tranche B 4.50% 5/23/19		4,963	4,989
Univision Communications Tranche C1 1st Lien 4.50% 2/22/20		110,880	110,603
Univision Communications Tranche C2 4.50% 2/6/20		54,725	54,383
USI Insurance Services Tranche B 5.00% 12/14/19		39,700	39,899
Valeant Pharmaceuticals Tranche B 4.50% 5/30/20		59,550	60,019
Warner Chilcott Tranche B1 4.25% 3/15/18		18,348	18,398
Warner Chilcott Tranche B3 4.25% 3/15/18		10,073	10,101
Wide Open West Finance 4.75% 3/27/19		228,850	230,984
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		44,549	44,676

Total Senior Secured Loans (Cost $2,801,060)			2,829,240

ΔSOVEREIGN BONDS–0.79%
Australia–0.04%
Australia Government Bond 4.00% 8/20/20	AUD	24,000	41,146

			41,146

Brazil–0.08%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	181,000	78,854

			78,854

Finland–0.08%
Finland Government Bond #144A 4.00% 7/4/25	EUR	52,000	82,750

			82,750

Indonesia–0.02%
Indonesia Treasury Bond 5.625% 5/15/23	IDR	368,000,000	25,868

			25,868

Malaysia–0.03%
Malaysia Government Bond 4.262% 9/15/16	MYR	112,000	35,183

			35,183

Mexico–0.11%
Mexican Bonos 6.50% 6/10/21	MXN	476,100	38,225

LVIP Delaware Foundation® Moderate Allocation Fund–20

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Bonos (continued)
6.50% 6/9/22	MXN	978,000	$77,547

			115,772

New Zealand–0.03%
New Zealand Government Bond 3.00% 4/15/20	NZD	34,000	26,088

			26,088

Panama–0.04%
Panama Government International Bond 8.875% 9/30/27		34,000	47,005

			47,005

Peru–0.09%
Peruvian Government International Bond 7.125% 3/30/19		78,000	94,965

			94,965

Poland–0.15%
Poland Government Bond
4.00% 10/25/23	PLN	81,000	24,974
5.75% 10/25/21	PLN	183,000	64,205
Poland Government International Bond 3.00% 3/17/23		72,000	66,132

			155,311

Republic of Korea–0.06%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	59,006,572	59,830

			59,830

South Africa–0.05%
South Africa Government Bond 10.50% 12/21/26	ZAR	411,000	49,290
South Africa Government Inflation-Linked Bond 2.75% 1/31/22	ZAR	47,677	5,219

			54,509

Sweden–0.01%
Sweden Government Bond 4.25% 3/12/19	SEK	70,000	12,248

			12,248

Total Sovereign Bonds (Cost $851,012)			829,529

SUPRANATIONAL BANKS–0.12%
International Bank for Reconstruction & Development 3.375% 4/30/15	NOK	490,000	83,241

	Principal Amount°		Value (U.S. $)
SUPRANATIONAL BANKS (continued)
3.625% 6/22/20	NOK	270,000	$46,577

Total Supranational Banks (Cost $130,953)			129,818

U.S. TREASURY OBLIGATIONS–5.29%
U.S. Treasury Bonds
¥2.75% 11/15/42		680,000	562,966
2.875% 5/15/43		60,000	50,934
U.S. Treasury Notes
0.25% 7/31/15		2,415,000	2,413,348
1.375% 9/30/18		5,000	4,997
1.50% 8/31/18		640,000	644,325
2.50% 8/15/23		1,930,000	1,910,549

Total U.S. Treasury Obligations (Cost $5,632,130)			5,587,119

WARRANT–0.02%
†Kinder Morgan CW17 strike price $40.00, expiration date 5/25/17		3,697	18,374

Total Warrant (Cost $6,618)			18,374

MONEY MARKET FUND–0.09%
Dreyfus Treasury & Agency Cash Management Fund		90,308	90,308

Total Money Market Fund (Cost $90,308)			90,308

	Principal Amount°		Value (U.S. $)
SHORT-TERM INVESTMENTS–9.57%
≠Discount Note–4.74%
Federal Home Loan Bank 0.00% 10/1/13		5,000,000	5,000,000

			5,000,000

≠Discounted Commercial Paper–4.83%
Abbey National North America 0.04% 10/1/13		5,100,000	5,100,000

			5,100,000

Total Short-Term Investments (Cost $10,100,000)			10,100,000

LVIP Delaware Foundation® Moderate Allocation Fund–21

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–106.28% (Cost $93,400,093)	112,159,884
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.28%)	(6,630,157)

NET ASSETS APPLICABLE TO 6,828,692 SHARES OUTSTANDING–100.00%	$105,529,727

LVIP Delaware Foundation® Moderate Allocation Fund–22

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate value of Rule 144A securities was $4,572,750, which represents 4.33% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of September 30, 2013. Interest rates reset periodically.
*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Includes 52,650 cash pledged as collateral for futures contracts.
@	Illiquid security. At September 30, 2013, the aggregate value of illiquid securities was $792,891, which represented 0.75% of the Fund’s net assets. See Note 4 in “Notes.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $135,455, which represented 0.13% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2013.
×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(280,433)	USD	264,499	10/31/13	$3,437
BAML	CAD	(66,260)	USD	64,325	10/31/13	49
BAML	EUR	(274,498)	USD	370,386	10/31/13	(999)
BAML	JPY	4,174,663	USD	(42,264)	10/31/13	220
BAML	MXN	267,603	USD	(20,853)	10/31/13	(467)
BAML	MYR	85,776	USD	(26,897)	10/31/13	(626)
BAML	NZD	53,692	USD	(44,940)	10/31/13	(449)
BCLY	KRW	(27,370,347)	USD	25,397	10/31/13	(19)
BCLY	MXN	(1,014,874)	USD	79,200	10/31/13	1,887
BNP	AUD	(40,079)	USD	37,781	10/31/13	470
BNP	BRL	(186,247)	USD	81,972	10/31/13	(1,391)
CITI	AUD	(293,621)	USD	276,622	10/31/13	3,284
CITI	JPY	6,273,225	USD	(63,515)	10/31/13	325
CITI	PLN	(28,036)	USD	8,927	10/31/13	(30)
GSC	GBP	(42,489)	USD	68,119	10/31/13	(649)
GSC	PLN	(114,744)	USD	36,531	10/31/13	(126)
HSBC	BRL	(93,071)	USD	40,986	10/31/13	(672)
HSBC	EUR	1,270	USD	(1,714)	10/31/13	6

LVIP Delaware Foundation® Moderate Allocation Fund–23

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC	JPY	17,968,974	USD	(181,926)	10/31/13	$935
HSBC	MYR	240,649	USD	(75,227)	10/31/13	(1,521)
HSBC	PHP	2,235,329	USD	(52,528)	10/31/13	(1,096)
JPMC	EUR	29,855	USD	(40,292)	10/31/13	101
JPMC	JPY	6,706,880	USD	(67,932)	10/31/13	320
JPMC	NOK	(314,862)	USD	53,161	10/31/13	865
MNB	JPY	(7,904,804)	USD	79,766	10/1/13	(662)
MSC	AUD	259,789	USD	(244,788)	10/31/13	(2,944)
MSC	JPY	3,743,459	USD	(37,922)	10/31/13	173
TD	CAD	(58,364)	USD	56,683	10/31/13	65
TD	GBP	129,758	USD	(208,023)	10/31/13	1,988
TD	IDR	809,865,480	USD	(73,570)	10/31/13	(4,819)
TD	JPY	(42,793,800)	USD	433,438	10/31/13	(2,053)
TD	ZAR	(579,955)	USD	57,766	10/31/13	326
UBS	MXN	(801,501)	USD	61,364	10/1/13	137

						$(3,935)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) E-mini S&P 500 Index	$(84,234)	$(83,715)	12/21/13	$519
12 U.S. Treasury 5 yr Notes	1,438,442	1,452,563	1/7/14	14,120
26 U.S. Treasury 10 yr Notes	3,240,640	3,286,156	1/1/14	45,516

	$4,594,848			$60,155

Swap Contracts2

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
DB	CDX.EM.20	105,000	5.00%	12/20/18	$1,736
	Protection Sold/Moody’s Rating:
CME	CDX.NA.HY.21/Baa	190,000	5.00%	12/20/18	—

					$1,736

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
[2]	Notional value shown isstated in U.S. Dollars unless noted that the swap is denominated inanother currency.

LVIP Delaware Foundation® Moderate Allocation Fund–24

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CITI–Citigroup Global Securities

CME–Chicago Mercantile Exchange Inc

DB–Deutsche Bank

ETF–Exchange-Traded Fund

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NCUA–National Credit Union Administration

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PHP–Philipine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

UBS–Union Bank of Switzerland

LVIP Delaware Foundation® Moderate Allocation Fund–25

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Foundation® Moderate Allocation Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (December 31, 2009-December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Delaware Foundation® Moderate Allocation Fund–26

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liablilites at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$94,221,230

Aggregate unrealized appreciation	$20,610,461
Aggregate unrealized depreciation	(2,671,807)

Net unrealized appreciation	$17,938,654

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Foundation® Moderate Allocation Fund–27

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed Securities.	$—	$9,875,854	$—	$9,875,854
Common Stock	40,657,887	12,714,159	14,520	53,386,566
Corporate Debt	151,685	21,352,609	100,000	21,604,294
Foreign Debt	—	1,405,564	—	1,405,564
Investment Companies	9,580,002	—	—	9,580,002
Municipal Bonds	—	382,333	—	382,333
U.S. Treasury Obligation	—	5,587,119	—	5,587,119
Short-Term Investments	—	10,100,000	—	10,100,000
Other	238,152	—	—	238,152

Total	$50,627,726	$61,417,638	$114,520	$112,159,884

Foreign Currency Exchange Contracts	$—	$(3,935)	$—	$(3,935)

Futures Contracts	$60,155	$—	$—	$60,155

Swap Contracts	$—	$1,736	$—	$1,736

As a result of international fair value pricing at September 30, 2013, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty

LVIP Delaware Foundation® Moderate Allocation Fund–28

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

3. Derivatives (continued)

credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended September 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write option contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk. No options written were outstanding at September 30, 2013.

Swap Contracts–The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

No interest rate swap contracts were outstanding at September 30, 2013.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For trades prior to June 10, 2013, the Fund received $41,000 as collateral for certain open derivatives. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. At September 30, 2013, the net unrealized appreciation of CDS was $1,736. If a credit event had occurred for all open

LVIP Delaware Foundation® Moderate Allocation Fund–29

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

3. Derivatives (continued)

swap transactions where collateral posting was required as of September 30, 2013, the Fund would have sold USD 85,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally–Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statisical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Foundation® Moderate Allocation Fund–30

LVIP Delaware Growth and Income Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.25%
Aerospace & Defense–5.29%
Honeywell International	227,300	$18,874,992
Lockheed Martin	97,400	12,423,370
Rockwell Collins	66,500	4,512,690
Triumph Group	142,500	10,006,350
United Technologies	199,800	21,542,436

		67,359,838

Air Freight & Logistics–0.94%
FedEx	105,000	11,981,550

		11,981,550

Auto Components–0.43%
Borg Warner	53,900	5,464,921

		5,464,921

Automobiles–1.21%
Ford Motor	915,200	15,439,424

		15,439,424

Beverages–2.23%
Coca-Cola	156,500	5,928,220
PepsiCo	282,000	22,419,000

		28,347,220

Biotechnology–4.42%
†Alkermes	143,950	4,839,599
†Celgene	127,200	19,579,896
†Gilead Sciences	356,800	22,421,312
†Vertex Pharmaceuticals	124,000	9,401,680

		56,242,487

Capital Markets–2.77%
Ameriprise Financial	96,200	8,761,896
BlackRock	55,100	14,911,162
State Street	176,600	11,611,450

		35,284,508

Chemicals–3.32%
Cabot	126,100	5,385,731
Celanese Class A	212,600	11,223,154
duPont (E.I.) deNemours	260,400	15,249,024
Eastman Chemical	133,800	10,423,020

		42,280,929

Commercial Banks–1.82%
Wells Fargo	561,465	23,199,734

		23,199,734

Commercial Services & Supplies–0.52%
Republic Services	199,500	6,655,320

		6,655,320

Communications Equipment–2.42%
Cisco Systems	358,400	8,393,728

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
QUALCOMM	332,800	$22,417,408

		30,811,136

Computers & Peripherals–3.90%
Apple	64,850	30,917,238
EMC	731,600	18,699,696

		49,616,934

Construction & Engineering–0.77%
URS	183,600	9,868,500

		9,868,500

Consumer Finance–1.29%
Capital One Financial	238,865	16,419,580

		16,419,580

Containers & Packaging–0.59%
MeadWestvaco	194,300	7,457,234

		7,457,234

Diversified Financial Services–4.48%
Citigroup	341,900	16,585,569
†IntercontinentalExchange	58,650	10,640,283
JPMorgan Chase	577,700	29,861,313

		57,087,165

Diversified Telecommunication Services–1.75%
AT&T	660,500	22,338,110

		22,338,110

Electric Utilities–1.30%
Edison International	123,200	5,674,592
OGE Energy	301,600	10,884,744

		16,559,336

Electrical Equipment–1.15%
Acuity Brands	48,200	4,435,364
Eaton	148,000	10,188,320

		14,623,684

Energy Equipment & Services–2.63%
National Oilwell Varco	124,800	9,748,128
Schlumberger	268,500	23,724,660

		33,472,788

Food & Staples Retailing–1.31%
CVS Caremark	292,900	16,622,075

		16,622,075

Food Products–1.13%
General Mills	299,400	14,347,248

		14,347,248

LVIP Delaware Growth and Income Fund–1

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–0.66%
Abbott Laboratories	252,900	$8,393,751

		8,393,751

Health Care Providers & Services–2.74%
†Express Scripts Holding	256,600	15,852,748
UnitedHealth Group	265,300	18,998,133

		34,850,881

Hotels, Restaurants & Leisure–2.84%
McDonald’s	198,400	19,088,064
Starbucks	221,700	17,064,249

		36,152,313

Household Products–3.15%
Kimberly-Clark	120,700	11,372,354
Procter & Gamble	379,500	28,686,405

		40,058,759

Industrial Conglomerates–1.63%
General Electric	870,000	20,784,300

		20,784,300

Insurance–3.12%
AFLAC	263,200	16,315,768
Prudential Financial	102,300	7,977,354
Travelers	182,400	15,462,048

		39,755,170

Internet Software & Services–1.46%
†Google Class A	21,200	18,569,292

		18,569,292

IT Services–2.25%
Accenture Class A	200,300	14,750,092
International Business Machines	74,900	13,869,982

		28,620,074

Life Sciences Tools & Services–1.24%
Thermo Fisher Scientific	171,900	15,840,585

		15,840,585

Machinery–1.42%
Caterpillar	54,600	4,552,002
Cummins	59,700	7,932,339
Deere.	68,400	5,567,076

		18,051,417

Media–3.09%
Cinemark Holdings	106,200	3,370,788
Comcast Special Class A	486,100	21,082,157
Regal Entertainment Group Class A	313,148	5,943,549
Viacom Class B	107,248	8,963,788

		39,360,282

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–3.01%
Macy’s	310,800	$13,448,316
Nordstrom	215,600	12,116,720
Target	199,100	12,738,418

		38,303,454

Multi-Utilities–1.44%
MDU Resources Group	336,000	9,397,920
Sempra Energy	104,500	8,945,200

		18,343,120

Oil, Gas & Consumable Fuels–6.51%
Chevron	257,400	31,274,100
EOG Resources	79,000	13,373,120
Exxon Mobil	272,800	23,471,712
Marathon Oil	285,100	9,944,288
Occidental Petroleum	50,800	4,751,832

		82,815,052

Paper & Forest Products–0.50%
International Paper	142,000	6,361,600

		6,361,600

Pharmaceuticals–5.67%
AbbVie	252,900	11,312,217
Johnson & Johnson	44,300	3,840,367
Merck	499,200	23,766,912
Pfizer	969,242	27,826,938
Zoetis	174,892	5,442,638

		72,189,072

Professional Services–1.31%
Nielsen Holdings	195,000	7,107,750
Towers Watson Class A	88,902	9,508,958

		16,616,708

Real Estate Investment Trusts–2.29%
American Tower	138,500	10,267,005
Host Hotels & Resorts	641,564	11,336,436
National Retail Properties	237,300	7,550,886

		29,154,327

Road & Rail–1.96%
Hunt (J.B.) Transport Services	94,200	6,870,006
Union Pacific	116,000	18,019,440

		24,889,446

Semiconductors & Semiconductor Equipment–2.83%
Avago Technologies	254,300	10,965,416
Intel	606,300	13,896,396
Texas Instruments	276,700	11,142,709

		36,004,521

Software–3.61%
†Citrix Systems	87,600	6,185,436
†Fortinet	503,700	10,204,962

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Microsoft	617,400	$20,565,594
†salesforce.com	173,100	8,985,621

		45,941,613

Specialty Retail–0.85%
DSW Class A	126,962	10,832,397

		10,832,397

Total Common Stock (Cost $738,806,112)		1,263,367,855

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.02%
Dreyfus Treasury & Agency Cash Management Fund	286,603	$286,603

Total Money Market Fund (Cost $286,603)		286,603

	Principal Amount°
SHORT-TERM INVESTMENT–0.71%
≠Discounted Commercial Paper–0.71%
Abbey National North America 0.04% 10/1/13	9,005,000	9,005,000

Total Short-Term Investment (Cost $9,005,000)		9,005,000

TOTAL VALUE OF SECURITIES–99.98% (Cost $748,097,715)	1,272,659,458
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	301,040

NET ASSETS APPLICABLE TO 32,474,769 SHARES OUTSTANDING–100.00%	$1,272,960,498

†	Non-income producing for the period.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Growth and Income Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Growth and Income Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$754,622,336

Aggregate unrealized appreciation	$525,273,729
Aggregate unrealized depreciation	(7,236,607)

Net unrealized appreciation	$518,037,122

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements

LVIP Delaware Growth and Income Fund–4

LVIP Delaware Growth and Income Fund

Notes (continued)

2. Investments (continued)

has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock.	$1,263,367,855	$—	$1,263,367,855
Money Market Fund	286,603	—	286,603
Short-Term Investment	—	9,005,000	9,005,000

Total	$1,263,654,458	$9,005,000	$1,272,659,458

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Growth and Income Fund–5

LVIP Delaware Social Awareness Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.56%
Aerospace & Defense–1.05%
Rockwell Collins	108,100	$7,335,666

		7,335,666

Air Freight & Logistics–1.84%
FedEx	113,000	12,894,430

		12,894,430

Auto Components–0.93%
Borg Warner	64,200	6,509,238

		6,509,238

Automobiles–1.59%
Ford Motor	662,600	11,178,062

		11,178,062

Beverages–1.80%
PepsiCo	158,800	12,624,600

		12,624,600

Biotechnology–5.16%
†Celgene	90,000	13,853,700
†Gilead Sciences	255,900	16,080,756
†Vertex Pharmaceuticals	82,200	6,232,404

		36,166,860

Capital Markets–3.94%
Ameriprise Financial	70,600	6,430,248
BlackRock	43,500	11,771,970
State Street	143,900	9,461,425

		27,663,643

Chemicals–0.95%
Rockwood Holdings	99,900	6,683,310

		6,683,310

Commercial Banks–2.15%
Wells Fargo	365,000	15,081,800

		15,081,800

Communications Equipment–3.22%
Cisco Systems	249,000	5,831,580
QUALCOMM	248,800	16,759,168

		22,590,748

Computers & Peripherals–2.17%
EMC	595,200	15,213,312

		15,213,312

Consumer Finance–1.50%
Capital One Financial	153,450	10,548,153

		10,548,153

Containers & Packaging–0.79%
MeadWestvaco	144,500	5,545,910

		5,545,910

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–2.84%
Citigroup	255,600	$12,399,156
†IntercontinentalExchange	41,550	7,538,001

		19,937,157

Diversified Telecommunication Services–1.92%
AT&T	397,700	13,450,214

		13,450,214

Electric Utilities–1.16%
OGE Energy	225,600	8,141,904

		8,141,904

Electrical Equipment–1.79%
Acuity Brands	35,900	3,303,518
Roper Industries	69,800	9,274,326

		12,577,844

Energy Equipment & Services–0.99%
National Oilwell Varco	88,800	6,936,168

		6,936,168

Food & Staples Retailing–1.83%
CVS Caremark	226,300	12,842,525

		12,842,525

Food Products–2.11%
General Mills	308,800	14,797,696

		14,797,696

Health Care Equipment & Supplies–2.47%
Abbott Laboratories	266,500	8,845,135
Baxter International	129,000	8,474,010

		17,319,145

Health Care Providers & Services–4.44%
†Express Scripts Holding	192,300	11,880,294
UnitedHealth Group	269,000	19,263,090

		31,143,384

Hotels, Restaurants & Leisure–2.42%
Starbucks	220,200	16,948,794

		16,948,794

Insurance–4.78%
AFLAC	182,700	11,325,573
Prudential Financial	148,600	11,587,828
Travelers	125,000	10,596,250

		33,509,651

Internet Software & Services–1.40%
†Google Class A	11,200	9,810,192

		9,810,192

IT Services–3.23%
Accenture Class A	167,300	12,319,972

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
International Business Machines	55,700	$10,314,526

		22,634,498

Life Sciences Tools & Services–1.32%
Thermo Fisher Scientific	100,100	9,224,215

		9,224,215

Machinery–2.73%
Cummins	33,000	4,384,710
Deere	128,200	10,434,198
Lincoln Electric Holdings	64,600	4,303,652

		19,122,560

Media–5.71%
Comcast Class A	459,900	20,764,482
Nielsen Holdings	159,100	5,799,195
Regal Entertainment Group Class A	209,800	3,982,004
Viacom Class B	113,760	9,508,061

		40,053,742

Multiline Retail–3.66%
Macy’s	342,100	14,802,667
Nordstrom	193,900	10,897,180

		25,699,847

Oil, Gas & Consumable Fuels–4.76%
EOG Resources	96,200	16,284,736
EQT	47,500	4,214,200
Marathon Oil	369,200	12,877,696

		33,376,632

Paper & Forest Products–0.97%
International Paper	152,200	6,818,560

		6,818,560

Pharmaceuticals–3.69%
AbbVie	266,500	11,920,545
Allergan	153,900	13,920,255

		25,840,800

Professional Services–0.70%
Towers Watson Class A	46,094	4,930,214

		4,930,214

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts–1.98%
American Tower	114,100	$8,458,233
National Retail Properties	170,100	5,412,582

		13,870,815

Road & Rail–0.52%
Hunt (J.B.) Transport Services	50,100	3,653,793

		3,653,793

Semiconductors & Semiconductor Equipment–4.52%
Avago Technologies	154,900	6,679,288
Intel	353,200	8,095,344
Maxim Integrated Products	244,400	7,283,120
Texas Instruments	238,600	9,608,422

		31,666,174

Software–5.35%
†Citrix Systems	82,000	5,790,020
†Fortinet	397,600	8,055,376
Microsoft	489,800	16,315,238
†salesforce.com	141,900	7,366,029

		37,526,663

Specialty Retail–1.18%
DSW Class A	96,745	8,254,283

		8,254,283

Total Common Stock (Cost $387,326,983)		670,123,202

MONEY MARKET FUND–4.58%
Dreyfus Treasury & Agency Cash Management Fund	32,122,559	32,122,559

Total Money Market Fund (Cost $32,122,559)		32,122,559

TOTAL VALUE OF SECURITIES–100.14% (Cost $419,449,542)	702,245,761
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(1,012,967)

NET ASSETS APPLICABLE TO 17,661,255 SHARES OUTSTANDING–100.00%	$701,232,794

†	Non-income producing for the period.

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Social Awareness Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$419,449,542

Aggregate unrealized appreciation	$283,371,801
Aggregate unrealized depreciation	(575,582)

Net unrealized appreciation	$282,796,219

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Common Stock	$670,123,202
Money Market Fund	32,122,559

Total	$702,245,761

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Market Risk

The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Special Opportunities Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.96%
Auto Components–2.67%
Borg Warner	90,100	$9,135,239
Johnson Controls	171,600	7,121,400

		16,256,639

Beverages–2.10%
Beam	86,400	5,585,760
Dr Pepper Snapple Group	160,400	7,189,128

		12,774,888

Capital Markets–1.50%
Raymond James Financial	219,550	9,148,649

		9,148,649

Chemicals–8.86%
Albemarle	163,000	10,259,220
Celanese Class A	240,000	12,669,600
Cytec Industries	165,400	13,456,944
FMC	89,100	6,390,252
†Grace (W.R.) & Co	128,900	11,265,860

		54,041,876

Commercial Banks–8.39%
Associated Banc-Corp	175,900	2,724,691
Bank of Hawaii	120,800	6,577,560
Comerica	300,700	11,820,517
East West Bancorp	471,800	15,074,010
First Horizon National	633,810	6,965,572
Hancock Holding	107,700	3,379,626
Zions Bancorp	168,800	4,628,496

		51,170,472

Commercial Services & Supplies–0.58%
Brink’s	126,000	3,565,800

		3,565,800

Construction & Engineering–1.63%
KBR	304,200	9,929,088

		9,929,088

Containers & Packaging–1.25%
†Owens-Illinois	254,400	7,637,088

		7,637,088

Diversified Consumer Services–1.42%
Service International	463,800	8,635,956

		8,635,956

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–1.88%
Edison International	134,300	$6,185,858
PPL	172,700	5,246,626

		11,432,484

Electrical Equipment–2.11%
Eaton	64,400	4,433,296
Regal-Beloit	124,100	8,430,113

		12,863,409

Electronic Equipment, Instruments & Components–1.73%
Avnet	252,900	10,548,459

		10,548,459

Energy Equipment & Services–5.46%
ENSCO	216,600	11,642,250
Helmerich & Payne	113,900	7,853,405
†Rowan Class A	165,400	6,073,488
†Superior Energy Services	308,300	7,719,832

		33,288,975

Food Products–0.84%
Tyson Foods Class A	181,900	5,144,132

		5,144,132

Health Care Equipment & Supplies–1.21%
Becton, Dickinson	74,000	7,401,480

		7,401,480

Health Care Providers & Services–4.01%
Cigna	58,400	4,488,624
McKesson	76,600	9,827,780
Omnicare	73,400	4,073,700
Universal Health Services Class B	80,500	6,036,695

		24,426,799

Hotels, Restaurants & Leisure–0.71%
Starwood Hotels & Resorts Worldwide	64,900	4,312,605

		4,312,605

Household Durables–2.29%
D.R.Horton	280,933	5,458,528
Newell Rubbermaid	308,600	8,486,500

		13,945,028

Insurance–10.32%
American Financial Group	274,650	14,847,579
Berkley (W.R.)	197,350	8,458,421
HCC Insurance Holdings	225,300	9,872,646
Reinsurance Group of America	150,600	10,088,694
Torchmark	181,500	13,131,525
Validus Holdings	176,500	6,526,970

		62,925,835

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.80%
†Fiserv	108,900	$11,004,345

		11,004,345

Leisure Equipment & Products–1.02%
Hasbro	132,500	6,246,050

		6,246,050

Life Sciences Tools & Services–2.67%
Agilent Technologies	175,800	9,009,750
Thermo Fisher Scientific	78,700	7,252,205

		16,261,955

Machinery–2.46%
Cummins	49,100	6,523,917
ITT	235,400	8,462,630

		14,986,547

Media–0.89%
Meredith	113,900	5,423,918

		5,423,918

Multiline Retail–3.14%
†Big Lots	146,600	5,437,394
Macy’s	180,700	7,818,889
Nordstrom	105,100	5,906,620

		19,162,903

Multi-Utilities–2.01%
Public Service Enterprise Group	161,400	5,314,902
Wisconsin Energy	171,500	6,925,170

		12,240,072

Oil, Gas & Consumable Fuels–5.08%
†Newfield Exploration	311,400	8,523,018
Tesoro	175,800	7,731,684
†Whiting Petroleum	245,600	14,699,160

		30,953,862

Pharmaceuticals–1.16%
†Actavis	49,200	7,084,800

		7,084,800

Professional Services–1.07%
Manpower	89,800	6,532,052

		6,532,052

Real Estate Investment Trusts–4.35%
Boston Properties	44,200	4,724,980
Brandywine Realty Trust	367,500	4,843,650
CBL & Associates Properties	226,900	4,333,790
Highwoods Properties	230,400	8,135,424
Kimco Realty	221,700	4,473,906

		26,511,750

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–2.20%
Canadian National Railway	61,400	$6,224,118
CSX	278,500	7,168,590

		13,392,708

Semiconductors & Semiconductor Equipment–0.70%
†Teradyne	258,000	4,262,160

		4,262,160

Software–5.26%
†Adobe Systems	162,600	8,445,444
Compuware	745,900	8,354,080
Symantec	209,300	5,180,175
†Synopsys	268,400	10,118,680

		32,098,379

Specialty Retail–2.18%
PETsMART	60,200	4,590,852
Staples	254,300	3,725,495
Tiffany & Co	64,700	4,957,314

		13,273,661

Textiles, Apparel & Luxury Goods–0.97%
VF	29,600	5,891,880

		5,891,880

Tobacco–1.19%
Reynolds American	149,000	7,268,220

		7,268,220

Trading Companies & Distributors–1.85%
†United Rentals	193,600	11,284,944

		11,284,944

Total Common Stock (Cost $368,370,450)		603,329,868

MONEY MARKET FUND–0.02%
Dreyfus Treasury & Agency Cash Management Fund	134,666	134,666

Total Money Market Fund (Cost $134,666)		134,666

	Principal Amount°
SHORT-TERM INVESTMENT–1.00%
≠Discounted Commercial Paper–1.00%
Abbey National North America 0.04% 10/1/13	6,105,000	6,105,000

Total Short-Term Investment (Cost $6,105,000)		6,105,000

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.98% (Cost $374,610,116)	$609,569,534
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	93,342

NET ASSETS APPLICABLE TO 16,065,013 SHARES OUTSTANDING–100.00%	$609,662,876

†	Non-income producing for the period.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contract was outstanding at September 30, 2013:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD	(26,402)	USD	25,918	10/1/13	$287

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

CAD–Canadian Dollar

MNB–Mellon National Bank

USD–United States Dollar

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Special Opportunities Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$374,611,704

Aggregate unrealized appreciation	$248,830,720
Aggregate unrealized depreciation	(13,872,890)

Net unrealized appreciation	$234,957,830

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock	$603,329,868	$—	$603,329,868
Money Market Fund	134,666	—	134,666
Short-Term Investment	—	6,105,000	6,105,000

Total	$603,464,534	$6,105,000	$609,569,534

Foreign Currency Exchange Contracts	$—	$287	$287

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund

Notes (continued)

3. Derivatives (continued)

change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Delaware Special Opportunities Fund–6

LVIP Dimensional Non-U.S. Equity RPM Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–1.79%
Money Market Fund–1.79%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	180,792	$1,807,921

Total Affiliated Investment Company (Cost $1,807,921)		1,807,921

UNAFFILIATED INVESTMENT COMPANIES–97.00%
International Equity Funds–91.58%
**DFA Emerging Markets Core Equity Portfolio	484,617	9,333,720
**DFA International Core Equity Portfolio	1,938,738	23,555,663
**DFA International Real Estate Securities Portfolio	909,668	4,839,434
**DFA International Small Cap Value Portfolio	246,651	4,775,160

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
**DFA International Vector Equity Portfolio	832,090	$9,444,217
**DFA Large Cap International Portfolio	1,091,299	23,462,920
**DFA VA International Small Portfolio	624,531	7,588,053
**DFA VA International Value Portfolio	732,474	9,368,343

		92,367,510

Money Market Fund–5.42%
Dreyfus Treasury & Agency Cash Management Fund	5,460,270	5,460,270

		5,460,270

Total Unaffiliated Investment Companies (Cost $86,105,605)		97,827,780

TOTAL VALUE OF SECURITIES–98.79% (Cost $87,913,526)	99,635,701
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.21%	1,220,155

NET ASSETS APPLICABLE TO 9,943,471 SHARES OUTSTANDING–100.00%	$100,855,856

*	Standard Class shares.
**	Institutional Class shares.
«	Includes $426,350 cash and $489,124 foreign currencies pledged as collateral for futures contracts as of September 30, 2013.

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(21)	British Pound Currency	$(2,075,719)	$(2,123,232)	12/19/13	$(47,513)
(80)	E-mini MSCI Emerging Markets	(3,966,840)	(3,930,800)	12/21/13	36,040
(20)	Euro Currency	(3,328,500)	(3,381,750)	12/19/13	(53,250)
(91)	Euro STOXX 50 Index	(3,446,449)	(3,544,318)	12/24/13	(97,869)
(20)	FTSE 100 Index	(2,074,253)	(2,081,744)	12/24/13	(7,491)
(19)	Japanese Yen Currency	(2,377,375)	(2,419,175)	12/19/13	(41,800)
(18)	Nikkei 225 Index (OSE)	(2,604,786)	(2,648,216)	12/14/13	(43,430)

		$(19,873,922)			$(255,313)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

[1]	See Note 3 in “Notes.”

LVIP Dimensional Non-U.S. Equity RPM Fund–1

LVIP Dimensional Non-U.S. Equity RPM Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Dimensional Non-U.S. Equity RPM Fund (Fund).

Security Valuation–The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$88,432,111

Aggregate unrealized appreciation	$11,722,175
Aggregate unrealized depreciation	(518,585)

Net unrealized appreciation	$11,203,590

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Dimensional Non-U.S. Equity RPM Fund–2

LVIP Dimensional Non-U.S. Equity RPM Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$99,635,701

Futures Contracts	$(255,313)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Dimensional Non-U.S. Equity RPM Fund–3

LVIP Dimensional U.S. Equity RPM Fund
Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–1.82%
Money Market Fund–1.82%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	332,421	$3,324,212

Total Affiliated Investment Company (Cost $3,324,212)		3,324,212

UNAFFILIATED INVESTMENT COMPANIES–97.67%
Equity Funds–91.30%
**DFA Real Estate Securities Portfolio	319,214	8,507,064
**DFA U.S. Core Equity 1 Portfolio	2,250,187	34,022,829
**DFA U.S. Large Company Portfolio	3,817,063	50,614,256
**DFA U.S. Large Value Portfolio	1,171,413	25,150,230
**DFA U.S. Micro Cap Portfolio	459,466	8,720,669

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**DFA U.S. Small Cap Portfolio	476,874	$13,867,494
**DFA U.S. Small Cap Value Portfolio	257,927	8,591,539
**DFA VA U.S. Targeted Value Portfolio	1,018,824	17,218,134

		166,692,215

Money Market Fund–6.37%
Dreyfus Treasury & Agency Cash Management Fund	11,624,061	11,624,061

		11,624,061

Total Unaffiliated Investment Companies (Cost $147,389,013)		178,316,276

TOTAL VALUE OF SECURITIES–99.49% (Cost $150,713,225)	181,640,488
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	922,463

NET ASSETS APPLICABLE TO 14,455,745 SHARES OUTSTANDING–100.00%	$182,562,951

*	Standard Class shares.
**	Institutional Class shares.
«	Includes $1,126,100 cash pledged as collateral for futures contracts as of September 30, 2013.

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
107	E-mini Russell 2000 Index	$11,283,631	$11,463,980	12/21/13	$180,349
175	E-mini S&P 500 Index	14,764,104	14,650,125	12/21/13	(113,979)

		$26,047,735			$66,370

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

[1]	See Note 3 in “Notes.”

LVIP Dimensional U.S. Equity RPM Fund–1

LVIP Dimensional U.S. Equity RPM Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Dimensional U.S. Equity RPM Fund (Fund).

Security Valuation–The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$151,121,789

Aggregate unrealized appreciation	$30,927,263
Aggregate unrealized depreciation	(408,564)

Net unrealized appreciation	$30,518,699

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Dimensional U.S. Equity RPM Fund–2

LVIP Dimensional U.S. Equity RPM Fund

Notes (continued)

2. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$181,640,488

Futures Contracts	$66,370

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Dimensional U.S. Equity RPM Fund–3

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–1.96%
Money Market Fund–1.96%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	410,469	$4,104,687

Total Affiliated Investment Company (Cost $4,104,687)		4,104,687

UNAFFILIATED INVESTMENT COMPANIES–98.12%
Fixed Income Funds–97.70%
**DFA Inflation-Protected Securities Portfolio	1,259,920	14,841,861
**DFA Intermediate Term Extended Quality Portfolio	2,822,841	29,357,550
**DFA Two-Year Global Fixed Income Portfolio	1,839,650	18,488,487
**DFA VA Global Bond Portfolio	1,531,071	16,612,126
**DFA VA Short Term Fixed Portfolio	2,211,016	22,618,691

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Long-Term Bond ETF	152,352	$12,648,263
Vanguard Mortgage-Backed Securities ETF	487,404	25,106,180
Vanguard Short-Term Corporate Bond ETF	77,966	6,206,094
Vanguard Total Bond Market ETF	723,041	58,479,556

		204,358,808

Money Market Fund–0.42%
Dreyfus Treasury & Agency Cash Management Fund	869,828	869,828

		869,828

Total Unaffiliated Investment Companies (Cost $209,444,309)		205,228,636

TOTAL VALUE OF SECURITIES–100.08% (Cost $213,548,996)	209,333,323
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(174,911)

NET ASSETS APPLICABLE TO 20,202,107 SHARES OUTSTANDING–100.00%	$209,158,412

*	Standard Class shares.
**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Dimensional/Vanguard Total Bond Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011 - December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$214,291,206

Aggregate unrealized appreciation	$58,265
Aggregate unrealized depreciation	(5,016,148)

Net unrealized depreciation	$(4,957,883)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Dimensional/Vanguard Total Bond Fund–2

LVIP Dimensional/Vanguard Total Bond Fund

Notes (continued)

2. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$209,333,323

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Dimensional/Vanguard Total Bond Fund–3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–1.97%
Money Market Fund–1.97%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	247,816	$2,478,164

Total Affiliated Investment Company (Cost $2,478,164)		2,478,164

UNAFFILIATED INVESTMENT COMPANIES–98.57%
Equity Funds–98.30%
Vanguard Dividend Appreciation ETF	181,629	12,643,195
Vanguard Mega Cap 300 Growth ETF	309,679	20,274,684
Vanguard Mega Cap 300 Value ETF	494,691	24,887,904
Vanguard Mid-Cap Growth Index Fund	60,008	5,113,282
Vanguard Mid-Cap Value Index Fund	103,849	7,604,862
Vanguard REIT ETF	95,560	6,322,250
Vanguard Small-Cap Growth ETF	33,736	3,861,423

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	57,038	$5,147,109
Vanguard Total Stock Market ETF	388,412	34,044,312
Vanguard Variable Insurance Fund–Small Company Growth Portfolio	160,778	3,881,182

		123,780,203

Money Market Fund–0.27%
Dreyfus Treasury & Agency Cash Management Fund	348,330	348,330

		348,330

Total Unaffiliated Investment Companies (Cost $99,302,822)		124,128,533

TOTAL VALUE OF SECURITIES–100.54% (Cost $101,780,986)	126,606,697
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.54%)	(686,216)

NET ASSETS APPLICABLE TO 10,141,797 SHARES OUTSTANDING–100.00%	$125,920,481

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

LVIP Vanguard Domestic Equtiy ETF Fund–1

LVIP Vanguard Domestic Equity ETF Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Vanguard Domestic Equity ETF Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$102,272,506

Aggregate unrealized appreciation	$24,825,711
Aggregate unrealized depreciation	(491,520)

Net unrealized appreciation	$24,334,191

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $19,667 will be carried forward under the Act.”

LVIP Vanguard Domestic Equity ETF Fund–2

LVIP Vanguard Domestic Equity ETF Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$126,606,697

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Vanguard Domestic Equity ETF Fund–3

LVIP Vanguard International Equity ETF Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–1.94%
Money Market Fund–1.94%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	146,300	$1,462,999

Total Affiliated Investment Company (Cost $1,462,999)		1,462,999

UNAFFILIATED INVESTMENT COMPANIES–99.46%
International Equity Funds–98.46%
Vanguard FTSE All-World ex-U.S. ETF	233,948	11,369,873
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	114,251	11,331,414
Vanguard FTSE Developed Markets ETF	383,748	15,188,746
Vanguard FTSE Emerging Markets ETF	184,551	7,402,341

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE European ETF	111,626	$6,084,733
Vanguard FTSE Pacific ETF	213,258	12,953,290
Vanguard Global ex-U.S. Real Estate ETF	68,139	3,864,844
Vanguard VA International Portfolio	295,623	6,131,214

		74,326,455

Money Market Fund–1.00%
Dreyfus Treasury & Agency Cash Management Fund	758,204	758,204

		758,204

Total Unaffiliated Investment Companies (Cost $64,537,076)		75,084,659

TOTAL VALUE OF SECURITIES–101.40% (Cost $66,000,075)	76,547,658
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.40%)	(1,060,335)

NET ASSETS APPLICABLE TO 7,538,046 SHARES OUTSTANDING–100.00%	$75,487,323

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

LVIP Vanguard International Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Vanguard International Equity ETF Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$67,099,893

Aggregate unrealized appreciation	$10,599,865
Aggregate unrealized depreciation	(1,152,100)

Net unrealized appreciation	$9,447,765

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $315,985 will be carried forward under the Act.

LVIP Vanguard International Equity ETF Fund–2

LVIP Vanguard International Equity ETF Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$76,547,658

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Vanguard International Equity ETF Fund–3

LVIP Global Income Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS–3.89%
Germany–2.73%
KFW
1.35% 1/20/14	JPY	775,000,000	$7,911,734
2.05% 2/16/26	JPY	1,440,000,000	16,806,090
Landwirtschaftliche Rentenbank 1.50% 6/20/14	JPY	800,000,000	8,219,818

			32,937,642

Netherlands–0.19%
•ING Bank 6.125% 5/29/23	EUR	1,500,000	2,236,001

			2,236,001

Norway–0.41%
Eksportfinans 1.60% 3/20/14	JPY	485,000,000	4,886,067

			4,886,067

Republic of Korea–0.08%
#Export-Import Bank of Korea 144A 1.45% 5/19/14	SEK	6,420,000	999,427

			999,427

United Kingdom–0.48%
HSBC Holdings
6.00% 6/10/19	EUR	2,380,000	3,726,519
6.25% 3/19/18	EUR	200,000	312,708
Lloyds TSB Bank 5.375% 9/3/19	EUR	1,100,000	1,761,491

			5,800,718

Total Corporate Bonds (Cost $50,161,420)			46,859,855

ΔREGIONAL BONDS–0.16%
Australia–0.16%
New South Wales Treasury 5.50% 3/1/17	AUD	960,000	961,400
Queensland Treasury 6.00% 9/14/17	AUD	940,000	962,377

Total Regional Bonds (Cost $1,419,055)			1,923,777

ΔSOVEREIGN BONDS–75.26%
Australia–5.34%
Australian Government
4.75% 4/21/27	AUD	5,000,000	4,948,840
5.25% 3/15/19	AUD	25,900,000	26,566,760
5.75% 5/15/21	AUD	27,200,000	28,953,651
6.25% 6/15/14	AUD	4,134,000	3,960,509

			64,429,760

Austria–2.27%
Republic of Austria #144A 3.50% 7/15/15	EUR	7,900,000	11,320,836
6.25% 7/15/27	EUR	8,300,000	16,101,251

			27,422,087

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Brazil–2.27%
Brazil Letras do Tesouro Nacional
≠9.61% 4/1/14	BRL	5,470,000	$2,357,194
≠9.907% 1/1/15	BRL	318,000	126,871
≠11.197% 1/1/16	BRL	7,750,000	2,755,109
≠11.91% 1/1/17	BRL	1,414,000	4,479,961
Brazil Notas do Tesouro Nacional Series B
6.00% 5/15/15	BRL	146,500	1,610,550
6.00% 8/15/16	BRL	66,300	714,833
6.00% 8/15/18	BRL	141,000	1,524,961
6.00% 8/15/22	BRL	427,000	4,644,507
•6.00% 5/15/45	BRL	50,000	539,767
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	3,000,000	1,306,974
10.00% 1/1/19	BRL	6,540,000	2,773,567
10.00% 1/1/21	BRL	2,800,000	1,169,380
10.00% 1/1/23	BRL	8,250,000	3,384,770

			27,388,444

Canada–3.61%
Canada Government International Bond 3.50% 1/13/20	EUR	13,900,000	21,486,980
Canadian Government
0.75% 5/1/14	CAD	981,000	950,943
1.00% 2/1/14	CAD	5,288,000	5,133,577
1.00% 11/1/14	CAD	3,240,000	3,143,811
1.00% 2/1/15	CAD	7,654,000	7,421,642
2.00% 3/1/14	CAD	1,145,000	1,116,210
2.00% 12/1/14	CAD	2,782,000	2,730,225
2.25% 8/1/14	CAD	1,638,000	1,606,212

			43,589,600

Denmark–1.82%
Denmark Kingdom 3.125% 3/17/14	EUR	16,000,000	21,937,902

			21,937,902

Finland–2.32%
Finnish Government
#144A 3.50% 4/15/21	EUR	13,550,000	20,758,524
#144A 4.25% 7/4/15	EUR	5,000,000	7,246,548

			28,005,072

France–2.33%
France O.A.T.
2.25% 10/25/22	EUR	5,000,000	6,790,509
5.50% 4/25/29	EUR	12,000,000	21,304,368

			28,094,877

Germany–1.86%
Bundesobligation 0.50% 2/23/18	EUR	3,200,000	4,306,332

LVIP Global Income Fund–1

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany (continued)
Bundesobligation (continued)
0.75% 2/24/17	EUR	1,850,000	$2,533,607
Deutschland Republic 2.50% 1/4/21	EUR	10,600,000	15,613,090

			22,453,029

Hungary–1.77%
Hungary Government
5.50% 2/12/14	HUF	60,300,000	276,328
5.50% 2/12/16	HUF	230,900,000	1,079,851
5.50% 12/22/16	HUF	16,540,000	77,691
5.50% 12/20/18	HUF	33,050,000	153,179
6.00% 11/24/23	HUF	17,360,000	80,160
6.50% 6/24/19	HUF	37,300,000	180,372
6.75% 8/22/14	HUF	179,180,000	838,017
6.75% 2/24/17	HUF	37,800,000	182,811
6.75% 11/24/17	HUF	181,730,000	884,142
7.00% 6/24/22	HUF	49,580,000	243,953
7.50% 10/24/13	HUF	23,200,000	105,760
7.50% 11/12/20	HUF	31,620,000	161,381
7.75% 8/24/15	HUF	56,580,000	274,241
8.00% 2/12/15	HUF	26,700,000	128,292
Hungary Government International Bond
3.875% 2/24/20	EUR	490,000	630,613
4.125% 2/19/18		2,510,000	2,497,450
4.375% 7/4/17	EUR	470,000	641,365
5.375% 2/21/23		4,640,000	4,535,600
5.75% 6/11/18	EUR	500,000	710,246
6.00% 1/11/19	EUR	200,000	286,804
6.25% 1/29/20		4,182,000	4,485,195
6.375% 3/29/21		2,580,000	2,757,375
Hungary Treasury Bills
≠0.407% 6/25/14	HUF	19,820,000	88,218
≠5.16% 1/8/14	HUF	17,790,000	80,529

			21,379,573

Iceland–0.08%
#Republic of Iceland 144A 5.875% 5/11/22		950,000	977,767

			977,767

Indonesia–0.52%
Indonesia Government
10.00% 9/15/24	IDR	25,030,000,000	2,347,911
10.00% 2/15/28	IDR	7,040,000,000	662,221
12.80% 6/15/21	IDR	29,990,000,000	3,221,320

			6,231,452

Ireland–3.29%
Irish Government
4.40% 6/18/19	EUR	1,384,000	1,991,560
4.50% 10/18/18	EUR	356,000	518,989
4.50% 4/18/20	EUR	2,446,000	3,491,288

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ireland (continued)
Irish Government (continued)
5.00% 10/18/20	EUR	9,009,000	$13,215,588
5.40% 3/13/25	EUR	7,191,700	10,667,643
5.50% 10/18/17	EUR	4,365,000	6,572,636
5.90% 10/18/19	EUR	2,137,000	3,286,691

			39,744,395

Japan–6.62%
Development Bank of Japan 1.60% 6/20/14	JPY	240,000,000	2,467,804
Japan Government 5 Yr Bond 0.40% 9/20/15	JPY	2,275,000,000	23,282,172
Japan Government 10 Yr Bonds
0.80% 9/20/22	JPY	1,820,000,000	18,811,210
1.70% 3/20/17	JPY	360,400,000	3,862,505
1.90% 6/20/16	JPY	760,000,000	8,104,468
Japan Government 20 Yr Bonds
1.90% 3/22/21	JPY	1,100,000,000	12,359,217
2.10% 9/20/24	JPY	200,000,000	2,324,711
2.10% 12/20/26	JPY	748,000,000	8,693,459

			79,905,546

Malaysia–6.26%
Bank Negara Malaysia Monetary Notes
≠2.829% 4/15/14	MYR	10,000	3,022
≠2.829% 9/9/14	MYR	165,000	49,260
≠2.829% 9/18/14	MYR	160,000	47,731
≠2.85% 2/6/14	MYR	405,000	123,042
≠2.85% 2/18/14	MYR	5,780,000	1,754,354
≠2.85% 5/20/14	MYR	1,715,000	516,763
≠2.851% 2/20/14	MYR	4,930,000	1,496,126
≠2.855% 3/4/14	MYR	510,000	154,627
≠2.859% 5/27/14	MYR	2,905,000	874,775
≠2.86% 7/8/14	MYR	1,330,000	398,932
≠2.86% 8/14/14	MYR	5,840,000	1,745,810
≠2.865% 3/27/14	MYR	1,810,000	547,820
≠2.869% 12/26/13	MYR	3,340,000	1,018,125
≠2.869% 3/6/14	MYR	1,390,000	421,368
≠2.87% 1/16/14	MYR	3,450,000	1,049,618
≠2.87% 4/24/14	MYR	3,630,000	1,096,250
≠2.87% 6/3/14	MYR	3,180,000	956,970
≠2.87% 6/17/14	MYR	2,470,000	742,343
≠2.871% 3/20/14	MYR	6,130,000	1,856,244
≠2.871% 4/3/14	MYR	9,020,000	2,728,741
≠2.872% 6/10/14	MYR	5,880,000	1,768,350
≠2.874% 7/24/14	MYR	1,840,000	551,059
≠2.875% 7/15/14	MYR	1,310,000	392,670
≠2.876% 8/5/14	MYR	3,610,000	1,079,973
≠2.877% 6/5/14	MYR	3,576,000	1,075,942
≠2.88% 2/25/14	MYR	4,625,000	1,403,019
≠2.883% 5/15/14	MYR	4,710,000	1,419,858

LVIP Global Income Fund–2

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia (continued)
Bank Negara Malaysia Monetary Notes (continued)
≠2.886% 1/9/14	MYR	1,795,000	$546,422
≠2.896% 6/19/14	MYR	5,880,000	1,766,868
≠2.899% 10/10/13	MYR	1,595,000	489,286
≠2.90% 10/22/13	MYR	130,000	39,840
≠2.902% 3/13/14	MYR	750,000	227,233
≠2.91% 10/31/13	MYR	1,590,000	486,857
≠2.91% 12/12/13	MYR	1,420,000	433,367
≠2.911% 10/29/13	MYR	1,080,000	330,748
≠2.914% 8/21/14	MYR	2,165,000	646,833
≠2.915% 11/19/13	MYR	2,070,000	632,868
≠2.915% 1/23/14	MYR	290,000	88,202
≠2.916% 12/5/13	MYR	4,895,000	1,494,646
≠2.918% 12/31/13	MYR	2,005,000	610,935
≠2.924% 12/10/13	MYR	1,340,000	408,994
≠2.929% 11/26/13	MYR	5,450,000	1,665,311
≠2.929% 1/30/14	MYR	1,500,000	455,961
≠2.933% 12/19/13	MYR	570,000	173,849
≠2.944% 11/12/13	MYR	1,110,000	339,554
≠2.979% 10/8/13	MYR	80,000	24,541
≠Malaysia Treasury Bill 2.90% 5/30/14	MYR	260,000	78,212
Malaysian Government
3.172% 7/15/16	MYR	13,000,000	3,968,459
3.197% 10/15/15	MYR	4,675,000	1,434,449
3.26% 3/1/18	MYR	11,000,000	3,336,126
3.418% 8/15/22	MYR	8,500,000	2,538,041
3.434% 8/15/14	MYR	23,410,000	7,217,746
3.48% 3/15/23	MYR	22,500,000	6,744,102
3.741% 2/27/15	MYR	6,105,000	1,889,601
3.835% 8/12/15	MYR	12,305,000	3,820,585
4.72% 9/30/15	MYR	470,000	148,391
5.094% 4/30/14	MYR	26,480,000	8,230,273
8.00% 10/30/13	MYR	30,000	9,244

			75,550,336

Mexico–4.38%
Mexican Bonos
6.00% 6/18/15	MXN	11,371,000	902,632
6.25% 6/16/16	MXN	7,385,000	595,353
6.50% 6/10/21	MXN	131,000,000	10,517,800
7.00% 6/19/14	MXN	32,090,000	2,519,831
7.25% 12/15/16	MXN	7,060,000	586,576
7.50% 6/3/27	MXN	81,700,000	6,845,648
7.75% 12/14/17	MXN	24,000,000	2,051,405
8.00% 12/19/13	MXN	80,606,000	6,221,912
8.00% 12/17/15	MXN	48,029,000	3,985,715
8.50% 12/13/18	MXN	102,500,000	9,082,450
9.50% 12/18/14	MXN	40,840,000	3,337,548
Mexican Cetes
≠3.40% 10/24/13	MXN	539,700	411,330

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Cetes (continued)
≠3.61% 3/20/14	MXN	1,076,800	$808,577
≠3.835% 10/31/13	MXN	309,900	236,023
≠3.909% 4/3/14	MXN	755,100	566,283
≠3.942% 4/30/14	MXN	1,724,100	1,289,502
≠4.003% 1/9/14	MXN	1,055,990	798,767
Mexican Udibonos
2.50% 12/10/20	MXN	37,224	296,633
3.50% 12/14/17	MXN	68,137	574,401
4.00% 6/13/19	MXN	47,264	412,505
4.50% 12/18/14	MXN	2,660,879	216,170
5.00% 6/16/16	MXN	67,193	575,101

			52,832,162

Netherlands–2.31%
Netherlands Government Bonds
#144A 2.25% 7/15/22	EUR	6,500,000	8,993,877
#144A 2.75% 1/15/15	EUR	7,900,000	11,039,882
#144A 5.50% 1/15/28	EUR	4,300,000	7,864,650

			27,898,409

Peru–0.02%
Peru Government 7.84% 8/12/20	PEN	427,000	177,867

			177,867

Philippines–0.62%
Philippine Government Bonds
1.625% 4/25/16	PHP	1,950,000	43,995
6.25% 1/27/14	PHP	170,080,000	3,979,168
7.00% 1/27/16	PHP	10,500,000	266,849
9.125% 9/4/16	PHP	6,310,000	171,969
Philippine Treasury Bills
≠0.203% 4/2/14	PHP	25,680,000	588,570
≠0.385% 12/11/13	PHP	6,730,000	154,662
≠0.468% 10/2/13	PHP	20,720,000	476,596
≠0.512% 3/5/14	PHP	23,520,000	538,934
≠0.522% 2/5/14	PHP	8,310,000	190,674
≠0.543% 11/13/13	PHP	8,610,000	197,950
≠0.609% 1/8/14	PHP	5,400,000	123,970
≠0.712% 8/6/14	PHP	4,100,000	93,649
≠0.715% 9/3/14	PHP	22,920,000	523,209
≠0.759% 10/30/13	PHP	140,000	3,219
≠0.958% 7/2/14	PHP	7,110,000	162,483

			7,515,897

Poland–7.62%
Poland Government Bonds
•2.71% 1/25/17	PLN	11,108,000	3,542,001
•2.71% 1/25/21	PLN	11,269,000	3,533,816
^2.923% 1/25/16	PLN	34,039,000	10,180,591
^2.999% 7/25/15	PLN	5,591,000	1,695,189
^4.036% 7/25/14	PLN	3,420,000	1,072,578

LVIP Global Income Fund–3

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Poland Government Bonds (continued)
^4.577% 1/25/14	PLN	8,855,000	$2,812,119
5.00% 10/24/13	PLN	12,645,000	4,053,848
5.25% 10/25/17	PLN	14,000,000	4,741,607
5.25% 10/25/20	PLN	31,500,000	10,696,337
5.50% 4/25/15	PLN	4,767,000	1,583,057
5.50% 10/25/19	PLN	13,850,000	4,766,952
5.75% 4/25/14	PLN	59,850,000	19,496,614
5.75% 10/25/21	PLN	61,050,000	21,419,338
6.25% 10/24/15	PLN	4,390,000	1,490,432
Republic of Poland 6.375% 7/15/19		680,000	795,260

			91,879,739

Republic of Korea–7.61%
Korea Monetary Stabilization Bonds
2.47% 4/2/15	KRW	4,724,870,000	4,380,837
≠2.517% 10/23/13	KRW	1,084,000,000	1,007,305
2.55% 5/9/14	KRW	489,600,000	455,479
2.57% 6/9/14	KRW	2,007,000,000	1,866,975
2.72% 9/9/14	KRW	1,984,000,000	1,849,629
2.74% 2/2/15	KRW	2,121,250,000	1,975,110
2.76% 6/2/15	KRW	16,570,000,000	15,427,974
2.78% 10/2/14	KRW	9,448,600,000	8,803,528
2.80% 8/2/15	KRW	9,363,160,000	8,721,342
2.82% 8/2/14	KRW	1,162,300,000	1,083,442
2.84% 12/2/14	KRW	2,725,460,000	2,541,024
3.28% 6/2/14	KRW	1,190,490,000	1,112,781
3.47% 2/2/14	KRW	683,260,000	637,748
3.48% 12/2/13	KRW	496,910,000	463,144
3.59% 10/2/13	KRW	289,860,000	269,755
3.59% 4/2/14	KRW	7,504,180,000	7,018,053
Korea Treasury Bonds
2.75% 12/10/15	KRW	6,928,300,000	6,447,382
3.00% 12/10/13	KRW	21,297,430,000	19,837,313
3.25% 12/10/14	KRW	7,643,210,000	7,159,628
3.25% 6/10/15	KRW	849,700,000	797,433

			91,855,882

Republic of Lithuania–0.32%
Lithuania Government International Bonds
#144A 6.125% 3/9/21		1,640,000	1,879,850
#144A 6.75% 1/15/15		660,000	706,667
#144A 7.375% 2/11/20		1,060,000	1,290,550

			3,877,067

Republic of Vietnam–0.07%
#Republic of Vietnam 144A 6.75% 1/29/20		760,000	817,000

			817,000

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Russia–0.20%
Russian-Eurobond
#144A 7.50% 3/31/30		1,735,850	$2,049,136
7.50% 3/31/30		286,825	338,591

			2,387,727

Serbia–0.28%
Republic of Serbia
#144A 4.875% 2/25/20		1,370,000	1,282,663
#144A 5.25% 11/21/17		680,000	678,300
#144A 7.25% 9/28/21		1,390,000	1,449,075

			3,410,038

Singapore–2.33%
Monetary Authority of Singapore
≠0.269% 11/22/13	SGD	760,000	605,685
≠0.271% 10/25/13	SGD	2,060,000	1,641,921
≠0.279% 11/8/13	SGD	2,290,000	1,825,135
Singapore Government Bonds
0.25% 2/1/14	SGD	14,800,000	11,796,031
1.125% 4/1/16	SGD	1,460,000	1,187,737
Singapore Treasury Bills
≠0.24% 10/4/13	SGD	3,550,000	2,829,801
≠0.251% 5/2/14	SGD	1,709,000	1,360,728
≠0.27% 11/15/13	SGD	1,130,000	900,585
≠0.291% 11/1/13	SGD	585,000	466,260
≠0.291% 4/4/14	SGD	1,500,000	1,193,962
≠0.30% 2/7/14	SGD	1,070,000	852,381
≠0.30% 2/21/14	SGD	1,920,000	1,529,384
≠0.501% 1/10/14	SGD	2,449,000	1,951,218

			28,140,828

Slovenia–0.60%
Slovenia Government International Bonds
#144A 5.50% 10/26/22		4,340,000	4,052,475
#144A 5.85% 5/10/23		3,285,000	3,137,175

			7,189,650

Sweden–6.74%
Kommuninvest I Sverige 2.25% 5/5/14	SEK	18,150,000	2,842,103
Sweden Government
3.50% 6/1/22	SEK	167,000,000	28,419,441
4.50% 8/12/15	SEK	60,000,000	9,910,424
5.00% 12/1/20	SEK	117,000,000	21,684,751
6.75% 5/5/14	SEK	88,520,000	14,245,884
Sweden Treasury Bills
≠0.86% 11/20/13	SEK	20,970,000	3,258,248
≠0.89% 12/18/13	SEK	5,740,000	891,629

			81,252,480

Ukraine–1.80%
Financing of Infrastructural Projects State Enterprise #144A 7.40% 4/20/18		200,000	159,000

LVIP Global Income Fund–4

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ukraine (continued)
Financing of Infrastructural Projects State Enterprise (continued)
#144A 8.375% 11/3/17		100,000	$84,500
Ukraine Government
#144A 4.95% 10/13/15	EUR	100,000	116,683
#144A 6.25% 6/17/16		1,090,000	942,850
#144A 6.58% 11/21/16		1,028,000	889,220
#144A 6.75% 11/14/17		1,790,000	1,539,400
#144A 7.50% 4/17/23		3,000,000	2,493,750
#144A 7.75% 9/23/20		3,443,000	2,952,372
#144A 7.80% 11/28/22		2,960,000	2,482,700
#144A 7.95% 6/4/14		2,600,000	2,483,000
#144A 7.95% 2/23/21		3,670,000	3,156,200
#144A 9.25% 7/24/17		4,690,000	4,357,244

			21,656,919

Total Sovereign Bonds (Cost $895,137,899)			908,001,505

SUPRANATIONAL BANKS–6.98%
Asian Development Bank 2.35% 6/21/27	JPY	1,490,000,000	17,947,159
European Investment Bank
1.40% 6/20/17	JPY	1,650,000,000	17,551,696
1.90% 1/26/26	JPY	960,000,000	10,793,375
International Bank for Reconstruction & Development
2.25% 11/8/13	SEK	24,400,000	3,800,659
3.50% 11/12/14	SEK	111,000,000	17,674,401
Nordic Investment Bank 1.70% 4/27/17	JPY	1,540,000,000	16,472,915

Total Supranational Banks (Cost $89,393,289)			84,240,205

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–2.02%
U.S. Treasury Notes
0.625% 8/15/16	11,500,000	$11,507,636
2.50% 8/15/23	13,000,000	12,868,986

Total U.S. Treasury Obligations (Cost $23,940,073)		24,376,622

	Number of Shares
MONEY MARKET FUND–7.20%
Dreyfus Treasury & Agency Cash Management Fund	86,894,192	86,894,192

Total Money Market Fund (Cost $86,894,192)		86,894,192

	Principal Amount°
SHORT-TERM INVESTMENTS–1.75%
≠Discount Notes–1.75%
Fannie Mae
0.00% 10/1/13	11,125,000	11,125,000
Federal Home Loan Bank
0.00% 10/1/13	10,000,000	10,000,000

Total Short-Term Investments (Cost $21,125,000)		21,125,000

TOTAL VALUE OF SECURITIES–97.26% (Cost $1,168,070,928)	1,173,421,156
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.74%	33,051,352

NET ASSETS APPLICABLE TO 105,897,144 SHARES OUTSTANDING–100.00%	$1,206,472,508

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate value of Rule 144A securities was $108,201,321, which represented 8.97% of the Fund’s net assets. See Note 4 in “Notes.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of September 30, 2013. Interest rates reset periodically.
«	Includes $1,020,000 cash pledged as collateral for derivatives as of September 30, 2013.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

LVIP Global Income Fund–5

LVIP Global Income Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, foreign cross currency exchange contracts and swap contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	CLP	64,000,000	USD	(129,765)	2/11/14	$(5,289)
BCLY	CLP	173,000,000	USD	(349,318)	3/5/14	(13,826)
BCLY	EUR	(7,075,000)	USD	9,313,176	10/21/13	(258,765)
BCLY	EUR	(71,749)	USD	93,591	10/25/13	(3,481)
BCLY	EUR	(174,440)	USD	227,088	11/5/13	(8,926)
BCLY	EUR	(268,000)	USD	352,246	1/21/14	(10,431)
BCLY	EUR	(108,000)	USD	145,919	2/11/14	(244)
BCLY	EUR	(627,000)	USD	836,945	2/20/14	(11,639)
BCLY	EUR	(360,463)	USD	480,552	2/26/14	(7,310)
BCLY	EUR	(364,952)	USD	487,484	2/27/14	(6,455)
BCLY	EUR	(384,227)	USD	502,738	3/7/14	(17,302)
BCLY	EUR	(608,514)	USD	792,736	3/10/14	(30,878)
BCLY	EUR	(233,016)	USD	303,217	3/17/14	(12,174)
BCLY	EUR	(145,209)	USD	188,568	3/21/14	(7,977)
BCLY	EUR	(590,000)	USD	796,707	3/27/14	(1,893)
BCLY	EUR	(396,801)	USD	510,703	4/7/14	(26,415)
BCLY	EUR	(390,401)	USD	514,150	4/22/14	(14,337)
BCLY	EUR	(545,488)	USD	712,516	4/25/14	(25,922)
BCLY	EUR	(273,608)	USD	356,840	4/30/14	(13,557)
BCLY	EUR	(1,018,187)	USD	1,349,546	5/5/14	(28,854)
BCLY	EUR	(60,000)	USD	78,741	5/7/14	(2,486)
BCLY	EUR	(878,515)	USD	1,159,431	5/16/14	(29,939)
BCLY	EUR	(7,441,690)	USD	9,579,315	5/21/14	(495,764)
BCLY	EUR	(343,382)	USD	443,650	5/30/14	(21,263)
BCLY	EUR	(942,383)	USD	1,228,666	6/5/14	(47,278)
BCLY	EUR	(405,004)	USD	543,799	6/20/14	(4,593)
BCLY	EUR	(767,000)	USD	1,015,815	7/10/14	(22,822)
BCLY	EUR	(228,000)	USD	298,087	7/16/14	(10,668)
BCLY	EUR	(357,000)	USD	469,544	7/18/14	(13,905)
BCLY	EUR	(59,984)	USD	79,517	7/29/14	(1,717)
BCLY	EUR	(97,592)	USD	129,588	8/4/14	(2,581)
BCLY	EUR	(1,015,000)	USD	1,346,134	8/5/14	(28,485)
BCLY	EUR	(705,000)	USD	934,231	8/19/14	(20,610)
BCLY	EUR	(251,004)	USD	336,493	8/25/14	(3,471)
BCLY	EUR	(63,718)	USD	85,127	9/2/14	(1,176)
BCLY	EUR	(153,728)	USD	208,111	9/10/14	(115)
BCLY	EUR	(590,000)	USD	797,061	9/17/14	(2,124)
BCLY	JPY	(108,530,000)	USD	1,107,855	10/22/13	3,464
BCLY	JPY	(81,840,000)	USD	884,050	2/25/14	50,455
BCLY	JPY	(190,420,000)	USD	2,055,412	2/27/14	115,830
BCLY	JPY	(288,085,900)	USD	2,905,764	3/7/14	(28,791)
BCLY	JPY	(132,160,000)	USD	1,397,085	3/24/14	50,687
BCLY	JPY	(60,393,560)	USD	636,727	3/25/14	21,455
BCLY	JPY	(122,220,000)	USD	1,256,419	4/21/14	10,897
BCLY	JPY	(275,090,000)	USD	2,826,765	6/10/14	21,684
BCLY	JPY	(79,441,000)	USD	816,454	6/30/14	6,202
BCLY	JPY	(49,760,000)	USD	501,320	7/29/14	(6,381)
BCLY	JPY	(34,125,000)	USD	347,152	8/10/14	(1,076)
BCLY	JPY	(13,360,000)	USD	138,059	8/11/14	1,726
BCLY	JPY	(11,394,000)	USD	117,512	8/22/14	1,226
BCLY	JPY	(24,430,094)	USD	248,172	9/1/14	(1,190)

LVIP Global Income Fund–6

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	SGD	135,752	USD	(106,992)	2/12/14	$1,245
BCLY	SGD	394,000	USD	(310,236)	8/18/14	4,061
CITI	CLP	9,443,140,500	USD	(19,106,004)	10/21/13	(454,876)
CITI	CLP	509,600,000	USD	(1,005,723)	11/18/13	(3,340)
CITI	EUR	(590,000)	USD	769,738	12/13/13	(28,600)
CITI	EUR	(126,500)	USD	169,316	1/28/14	(1,876)
CITI	EUR	(45,000)	USD	60,938	2/10/14	36
CITI	EUR	(162,300)	USD	210,695	3/5/14	(8,971)
CITI	EUR	(2,897,361)	USD	3,785,257	3/10/14	(136,273)
CITI	EUR	(319,130)	USD	415,092	3/26/14	(16,867)
CITI	EUR	(625,871)	USD	826,056	5/2/14	(21,224)
CITI	EUR	(213,050)	USD	282,147	7/10/14	(6,355)
CITI	EUR	(788,000)	USD	1,028,033	7/16/14	(39,069)
CITI	EUR	(114,169)	USD	151,993	8/8/14	(2,628)
CITI	EUR	(32,800)	USD	43,706	8/11/14	(717)
CITI	INR	23,912,000	USD	(341,502)	12/3/13	33,771
CITI	INR	23,681,000	USD	(366,256)	1/6/14	2,280
CITI	JPY	(333,310,000)	USD	3,786,777	10/18/13	395,130
CITI	JPY	(105,000,000)	USD	1,330,293	10/22/13	261,822
CITI	JPY	(5,392,769)	USD	67,518	11/8/13	12,636
CITI	JPY	(337,930,400)	USD	4,245,426	11/12/13	806,278
CITI	JPY	(337,138,000)	USD	4,245,429	11/13/13	814,328
CITI	JPY	(12,889,000)	USD	162,951	11/15/13	31,776
CITI	JPY	(37,115,000)	USD	459,680	11/19/13	81,944
CITI	JPY	(41,691,000)	USD	515,391	11/20/13	91,081
CITI	JPY	(547,300,000)	USD	6,178,550	1/7/14	605,890
CITI	JPY	(15,350,000)	USD	175,933	1/10/14	19,635
CITI	JPY	(18,282,000)	USD	185,581	2/10/14	(613)
CITI	JPY	(326,760,000)	USD	3,536,076	2/13/14	208,095
CITI	JPY	(163,190,000)	USD	1,768,068	2/19/14	105,941
CITI	JPY	(24,520,467)	USD	256,129	3/17/14	6,336
CITI	JPY	(294,831,000)	USD	3,103,257	3/19/14	99,735
CITI	JPY	(25,100,000)	USD	256,502	4/22/14	709
CITI	JPY	(18,283,000)	USD	185,319	5/1/14	(1,022)
CITI	JPY	(18,273,000)	USD	181,629	5/14/14	(4,639)
CITI	JPY	(230,500,000)	USD	2,324,292	6/9/14	(26,079)
CITI	JPY	(11,693,000)	USD	123,084	6/16/14	3,843
CITI	JPY	(296,974,000)	USD	2,985,075	7/24/14	(44,763)
CITI	JPY	(13,360,000)	USD	138,059	8/11/14	1,726
CITI	JPY	(336,389,300)	USD	3,497,734	8/13/14	64,939
CITI	JPY	(22,764,000)	USD	234,339	8/25/14	2,002
CITI	MXN	101,273,256	USD	(7,628,000)	10/21/13	93,994
CITI	MXN	15,210,900	USD	(1,164,400)	12/16/13	(9,680)
CITI	MXN	7,292,440	USD	(544,435)	12/23/13	8,864
CITI	MXN	17,494,385	USD	(1,338,003)	1/10/14	(12,503)
CITI	MXN	4,142,500	USD	(314,701)	3/14/14	(2,368)
CITI	MXN	12,100,000	USD	(887,461)	3/24/14	24,139
CITI	MXN	12,528,770	USD	(946,625)	6/9/14	(8,499)
CITI	MXN	12,515,000	USD	(944,129)	6/10/14	(7,109)
CITI	MXN	25,449,630	USD	(1,922,831)	6/12/14	(17,675)
CITI	MXN	15,846,900	USD	(1,183,284)	6/13/14	2,918
CITI	MXN	9,844,000	USD	(739,550)	6/20/14	(3,098)
CITI	MXN	16,923,055	USD	(1,275,027)	7/10/14	(10,988)
CITI	SGD	1,904,082	USD	(1,537,000)	5/16/14	(18,458)
DB	CLP	24,670,000	USD	(49,046)	12/5/13	(635)

LVIP Global Income Fund–7

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	CLP	46,970,000	USD	(93,584)	12/6/13	$(1,425)
DB	CLP	60,541,000	USD	(122,553)	1/7/14	(4,254)
DB	CLP	35,450,000	USD	(71,732)	1/8/14	(2,471)
DB	CLP	49,800,000	USD	(101,137)	1/10/14	(3,866)
DB	CLP	35,800,000	USD	(72,706)	1/20/14	(2,873)
DB	CLP	64,100,000	USD	(129,783)	2/12/14	(5,130)
DB	CLP	55,740,000	USD	(113,070)	2/14/14	(4,702)
DB	CLP	63,300,000	USD	(128,390)	2/18/14	(5,390)
DB	CLP	54,420,000	USD	(110,028)	2/25/14	(4,382)
DB	CLP	36,980,000	USD	(74,707)	2/26/14	(2,927)
DB	CLP	45,700,000	USD	(92,398)	2/27/14	(3,703)
DB	CLP	45,700,000	USD	(92,271)	2/28/14	(3,588)
DB	CLP	10,100,000	USD	(20,406)	3/3/14	(814)
DB	CLP	10,100,000	USD	(20,351)	3/5/14	(764)
DB	CLP	595,612,500	USD	(1,211,949)	5/9/14	(66,062)
DB	CLP	376,500,000	USD	(732,490)	6/19/14	(11,593)
DB	EUR	(1,359,436)	HUF	429,279,300	3/5/14	91,231
DB	EUR	(498,237)	PLN	2,120,000	1/9/14	328
DB	EUR	(313,365)	PLN	1,358,000	3/3/14	6,639
DB	EUR	(227,630)	PLN	989,851	8/15/14	2,267
DB	EUR	(890,278)	PLN	3,846,000	8/19/14	1,629
DB	EUR	(948,193)	PLN	4,140,000	8/21/14	15,317
DB	EUR	(350,884)	PLN	1,518,347	8/22/14	1,341
DB	EUR	(2,494,764)	SEK	21,800,000	11/19/13	12,556
DB	EUR	(5,832,706)	SEK	50,550,900	7/31/14	(91,166)
DB	EUR	(775,000)	USD	1,009,593	10/29/13	(38,946)
DB	EUR	(416,044)	USD	538,455	10/31/13	(24,436)
DB	EUR	(24,586)	USD	32,084	11/4/13	(1,180)
DB	EUR	(187,000)	USD	243,480	11/5/13	(9,527)
DB	EUR	(143,000)	USD	183,755	11/8/13	(9,722)
DB	EUR	(81,717)	USD	104,322	11/15/13	(6,243)
DB	EUR	(22,847)	USD	29,352	11/19/13	(1,560)
DB	EUR	(388,000)	USD	496,795	11/20/13	(28,182)
DB	EUR	(564,000)	USD	733,454	11/29/13	(29,675)
DB	EUR	(400,000)	USD	521,582	12/3/13	(19,650)
DB	EUR	(5,337,821)	USD	7,001,353	12/17/13	(221,403)
DB	EUR	(1,267,675)	USD	1,665,978	1/7/14	(49,451)
DB	EUR	(1,898,000)	USD	2,546,983	2/11/14	(21,702)
DB	EUR	(471,000)	USD	622,907	2/27/14	(14,561)
DB	EUR	(2,121,000)	USD	2,763,451	3/1/14	(107,203)
DB	EUR	(18,359,148)	USD	24,156,049	3/3/14	(692,186)
DB	EUR	(2,770,000)	USD	3,625,653	3/7/14	(123,459)
DB	EUR	(77,628)	USD	100,095	3/17/14	(4,975)
DB	EUR	(620,000)	USD	798,033	3/25/14	(41,168)
DB	EUR	(269,000)	USD	349,498	3/26/14	(14,608)
DB	EUR	(253,178)	USD	325,372	4/3/14	(17,329)
DB	EUR	(7,360,000)	USD	9,681,344	4/4/14	(281,165)
DB	EUR	(780,573)	USD	1,021,575	4/11/14	(35,041)
DB	EUR	(193,000)	USD	252,965	4/23/14	(8,301)
DB	EUR	(1,774,000)	USD	2,355,198	4/30/14	(46,355)
DB	EUR	(683,600)	USD	897,618	6/9/14	(27,962)
DB	EUR	(6,318,000)	USD	8,388,725	6/13/14	(165,855)
DB	EUR	(196,000)	USD	257,117	7/22/14	(8,311)
DB	EUR	(268,385)	USD	352,663	7/23/14	(10,792)
DB	EUR	(1,010,900)	USD	1,337,110	7/25/14	(31,893)

LVIP Global Income Fund–8

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	EUR	(9,978)	USD	13,225	7/29/14	$(288)
DB	EUR	(99,312)	USD	132,621	8/15/14	(1,891)
DB	EUR	(396,000)	USD	528,874	8/20/14	(7,464)
DB	EUR	(51,000)	USD	67,539	8/21/14	(1,535)
DB	EUR	(476,300)	USD	628,568	8/22/14	(16,533)
DB	EUR	(6,010,000)	USD	8,154,488	9/5/14	14,059
DB	EUR	(1,956,000)	USD	2,639,476	9/17/14	(10,023)
DB	INR	71,318,400	USD	(1,125,437)	11/20/13	(2,598)
DB	INR	34,425,000	USD	(528,635)	11/26/13	12,571
DB	INR	86,391,300	USD	(1,352,228)	11/27/13	5,631
DB	INR	2,680,000	USD	(39,923)	11/29/13	2,180
DB	INR	34,425,000	USD	(534,978)	12/26/13	2,127
DB	INR	66,954,300	USD	(1,048,028)	12/31/13	(4,656)
DB	JPY	(338,543,000)	USD	4,275,721	11/13/13	830,321
DB	JPY	(29,985,000)	USD	369,973	11/19/13	64,802
DB	JPY	(15,400,000)	USD	173,572	1/5/14	16,770
DB	JPY	(28,991,000)	USD	334,850	1/7/14	39,661
DB	JPY	(41,390,576)	USD	462,206	1/28/14	40,700
DB	JPY	(54,738,000)	USD	598,004	2/27/14	40,453
DB	JPY	(129,367,000)	USD	1,370,224	3/24/14	52,281
DB	JPY	(97,000,000)	USD	1,009,407	6/11/14	20,290
DB	JPY	(13,360,000)	USD	139,039	8/12/14	2,704
DB	JPY	(25,363,000)	USD	258,392	8/19/14	(452)
DB	JPY	(11,260,000)	USD	115,860	8/25/14	937
DB	JPY	(23,347,000)	USD	236,545	8/27/14	(1,747)
DB	KRW	1,022,000,000	USD	(874,776)	6/27/14	63,373
DB	MXN	75,560,000	USD	(5,683,981)	10/11/13	82,721
DB	MXN	17,699,475	USD	(1,362,179)	12/16/13	(18,542)
DB	MYR	370,000	USD	(119,336)	10/23/13	(5,950)
DB	MYR	436,240	USD	(140,000)	11/19/13	(6,543)
DB	MYR	294,200	USD	(95,109)	1/8/14	(5,381)
DB	MYR	2,161,515	USD	(649,299)	3/18/14	7,229
DB	MYR	173,500	USD	(54,666)	3/26/14	(1,993)
DB	MYR	818,260	USD	(254,000)	6/20/14	(6,736)
DB	MYR	239,500	USD	(73,275)	9/17/14	(1,247)
DB	PHP	6,490,000	USD	(155,263)	10/4/13	(5,976)
DB	PHP	1,518,000	USD	(36,474)	10/16/13	(1,551)
DB	PHP	89,702,340	USD	(2,032,079)	6/26/14	28,877
DB	PLN	4,423,066	USD	(1,361,153)	7/31/14	29,043
DB	SGD	1,680,992	USD	(1,375,720)	11/19/13	(35,660)
DB	SGD	788,000	USD	(627,389)	12/23/13	810
DB	SGD	484,000	USD	(380,162)	2/7/14	5,733
DB	SGD	649,500	USD	(507,898)	2/27/14	9,982
DB	SGD	499,000	USD	(396,156)	2/28/14	1,724
DB	SGD	731,900	USD	(573,841)	3/19/14	9,775
DB	SGD	296,000	USD	(233,420)	5/19/14	2,647
DB	SGD	1,296,568	USD	(1,026,578)	5/30/14	7,497
DB	SGD	6,890,000	USD	(5,434,183)	6/12/14	61,101
DB	SGD	963,000	USD	(760,904)	8/12/14	7,278
DB	SGD	296,000	USD	(233,475)	8/19/14	2,647
DB	SGD	649,500	USD	(508,097)	8/27/14	10,027
GSC	EUR	(97,000)	USD	127,032	4/30/14	(4,282)
GSC	EUR	(60,000)	USD	79,269	5/1/14	(1,956)
GSC	EUR	(388,556)	USD	511,184	5/7/14	(14,839)
GSC	EUR	(606,438)	USD	796,405	5/13/14	(24,606)

LVIP Global Income Fund–9

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
GSC	EUR	(305,000)	USD	395,204	5/20/14	$(17,725)
GSC	EUR	(311,000)	USD	400,988	5/30/14	(20,082)
GSC	EUR	(970,000)	USD	1,284,144	7/25/14	(29,469)
GSC	EUR	(203,000)	USD	271,785	8/12/14	(3,147)
GSC	EUR	(390,000)	USD	526,231	9/20/14	(2,050)
GSC	JPY	(163,890,000)	USD	1,768,028	2/5/14	98,939
GSC	JPY	(52,074,000)	USD	561,021	2/12/14	30,662
GSC	JPY	(5,937,630)	USD	63,791	2/18/14	3,315
GSC	JPY	(24,447,000)	USD	246,897	5/13/14	(2,304)
GSC	JPY	(170,648,500)	USD	1,672,533	5/30/14	(67,332)
HSBC	EUR	(94,000)	USD	122,670	3/10/14	(4,557)
HSBC	EUR	(461,000)	USD	602,467	4/10/14	(21,559)
HSBC	EUR	(799,545)	USD	1,046,548	4/16/14	(35,772)
HSBC	EUR	(1,775,000)	USD	2,352,638	8/4/14	(51,241)
HSBC	EUR	(520,000)	USD	702,983	9/20/14	(1,392)
HSBC	INR	18,962,000	USD	(315,133)	10/29/13	(14,981)
HSBC	INR	15,600,000	USD	(250,709)	11/6/13	(4,272)
HSBC	INR	6,800,000	USD	(109,269)	11/7/13	(1,873)
HSBC	INR	11,200,000	USD	(177,960)	11/8/13	(1,116)
HSBC	INR	90,817,000	USD	(1,442,822)	11/12/13	(10,237)
HSBC	INR	19,170,000	USD	(299,868)	11/27/13	1,437
HSBC	INR	25,151,000	USD	(383,706)	11/29/13	11,417
HSBC	JPY	(19,870,000)	USD	212,855	11/12/13	10,636
HSBC	JPY	(7,824,000)	USD	96,869	11/20/13	17,240
HSBC	JPY	(50,970,000)	USD	580,524	1/15/14	61,513
HSBC	JPY	(53,562,442)	USD	598,463	1/28/14	53,003
HSBC	JPY	(246,670,000)	USD	2,652,023	2/12/14	139,760
HSBC	JPY	(36,590,000)	USD	391,546	2/24/14	18,856
HSBC	JPY	(53,500,000)	USD	587,589	3/4/14	42,629
HSBC	JPY	(345,200,000)	USD	3,486,517	6/9/14	(33,431)
HSBC	JPY	(292,980,000)	USD	3,028,781	6/10/14	41,276
HSBC	JPY	(51,004,000)	USD	525,814	8/20/14	5,283
HSBC	JPY	(22,597,000)	USD	232,023	8/25/14	1,392
HSBC	JPY	(39,672,000)	USD	401,998	8/27/14	(2,916)
HSBC	KRW	1,025,000,000	USD	(937,786)	9/17/14	409
HSBC	MXN	29,567,420	USD	(2,250,698)	3/10/14	(20,705)
HSBC	MXN	40,878,200	USD	(2,983,157)	8/21/14	60,014
HSBC	MYR	517,000	USD	(167,846)	10/22/13	(9,402)
HSBC	MYR	9,578,989	USD	(3,089,000)	10/24/13	(153,757)
HSBC	MYR	261,000	USD	(83,621)	11/20/13	(3,779)
HSBC	MYR	950,481	USD	(299,600)	2/6/14	(10,216)
HSBC	MYR	2,768,508	USD	(821,028)	2/18/14	21,269
HSBC	MYR	6,530,157	USD	(2,060,767)	3/11/14	(76,501)
HSBC	MYR	165,000	USD	(51,962)	3/26/14	(1,870)
HSBC	MYR	249,000	USD	(76,135)	9/17/14	(1,250)
HSBC	PHP	10,000,000	USD	(239,745)	10/3/13	(9,720)
HSBC	PHP	5,206,000	USD	(124,802)	10/4/13	(5,050)
HSBC	PHP	7,762,000	USD	(186,636)	10/7/13	(8,084)
HSBC	PHP	4,477,000	USD	(107,721)	10/11/13	(4,731)
HSBC	SGD	1,245,000	USD	(1,002,609)	11/18/13	(10,116)
HSBC	SGD	484,000	USD	(391,238)	2/7/14	(5,342)
HSBC	SGD	296,000	USD	(234,177)	2/18/14	1,833
HSBC	SGD	834,400	USD	(669,019)	3/1/14	(3,704)
HSBC	SGD	837,000	USD	(670,915)	3/19/14	(3,492)
HSBC	SGD	630,000	USD	(500,397)	6/20/14	2,085

LVIP Global Income Fund–10

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC	SGD	296,000	USD	(233,512)	8/19/14	$2,610
JPMC	CLP	61,100,000	USD	(124,187)	2/5/14	(5,257)
JPMC	CLP	103,600,000	USD	(210,163)	2/24/14	(9,016)
JPMC	CLP	66,100,000	USD	(133,630)	2/28/14	(5,360)
JPMC	CLP	3,644,767,200	USD	(6,958,320)	3/12/14	103,289
JPMC	CLP	61,600,000	USD	(124,570)	3/21/14	(5,364)
JPMC	CLP	600,075,000	USD	(1,221,900)	5/9/14	(67,427)
JPMC	EUR	(407,831)	HUF	128,656,760	3/19/14	26,217
JPMC	EUR	(679,717)	HUF	215,246,000	3/20/14	47,304
JPMC	EUR	(679,719)	HUF	214,091,000	3/21/14	42,043
JPMC	EUR	(696,982)	HUF	211,290,000	9/5/14	(4,527)
JPMC	EUR	(552,315)	HUF	169,141,000	9/15/14	3,503
JPMC	EUR	(110,916)	USD	142,025	11/12/13	(8,045)
JPMC	EUR	(81,085)	USD	103,514	11/20/13	(6,196)
JPMC	EUR	(395,000)	USD	515,599	12/13/13	(18,881)
JPMC	EUR	(214,000)	USD	286,007	2/5/14	(3,607)
JPMC	EUR	(115,000)	USD	153,939	2/21/14	(1,703)
JPMC	EUR	(51,000)	USD	67,222	3/13/14	(1,806)
JPMC	EUR	(566,000)	USD	741,852	4/14/14	(24,319)
JPMC	EUR	(108,077)	USD	141,477	4/22/14	(4,828)
JPMC	EUR	(292,994)	USD	378,815	5/23/14	(17,864)
JPMC	EUR	(1,774,000)	USD	2,358,382	7/31/14	(44,102)
JPMC	EUR	(784,000)	USD	1,047,455	8/20/14	(14,386)
JPMC	EUR	(324,000)	USD	433,122	8/21/14	(5,702)
JPMC	INR	998,000	USD	(16,387)	10/22/13	(554)
JPMC	INR	5,400,000	USD	(86,840)	11/6/13	(1,534)
JPMC	JPY	(274,457,000)	USD	3,481,617	11/13/13	688,429
JPMC	JPY	(14,973,000)	USD	185,533	11/20/13	33,146
JPMC	JPY	(246,545,000)	USD	2,652,074	2/12/14	141,083
JPMC	JPY	(163,630,000)	USD	1,768,075	2/13/14	101,538
JPMC	JPY	(174,740,000)	USD	1,886,586	2/18/14	106,832
JPMC	JPY	(36,600,000)	USD	394,811	2/25/14	22,016
JPMC	JPY	(53,600,000)	USD	589,426	3/3/14	43,451
JPMC	JPY	(73,430,000)	USD	753,805	4/21/14	5,493
JPMC	JPY	(87,540,000)	USD	894,260	4/22/14	2,145
JPMC	JPY	(231,400,000)	USD	2,324,110	6/9/14	(35,438)
JPMC	JPY	(198,680,000)	USD	2,019,179	6/10/14	(6,753)
JPMC	JPY	(271,440,000)	USD	2,826,805	6/11/14	58,910
JPMC	JPY	(114,500,000)	USD	1,211,833	6/17/14	44,182
JPMC	JPY	(458,000,000)	USD	4,597,009	7/24/14	(75,675)
JPMC	JPY	(159,300,000)	USD	1,607,062	7/25/14	(18,195)
JPMC	JPY	(22,716,000)	USD	231,085	8/10/14	(720)
JPMC	JPY	(45,681,000)	USD	469,965	8/20/14	3,760
JPMC	JPY	(27,309,000)	USD	277,073	8/27/14	(1,658)
JPMC	JPY	(24,468,902)	USD	249,035	9/17/14	(772)
JPMC	JPY	(5,819,000)	USD	59,015	9/20/14	(394)
JPMC	MYR	304,000	USD	(97,859)	10/18/13	(4,667)
JPMC	MYR	9,226,676	USD	(2,980,000)	10/25/13	(152,911)
JPMC	MYR	393,000	USD	(126,926)	10/31/13	(6,558)
JPMC	MYR	11,102,000	USD	(3,473,391)	1/2/14	(86,192)
JPMC	MYR	70,000	USD	(22,812)	1/6/14	(1,461)
JPMC	MYR	419,000	USD	(134,900)	1/30/14	(7,278)
JPMC	MYR	1,287,000	USD	(408,766)	2/4/14	(16,879)
JPMC	MYR	1,654,020	USD	(522,284)	3/1/14	(19,390)
JPMC	MYR	3,573,000	USD	(1,107,804)	7/2/14	(28,800)

LVIP Global Income Fund–11

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	PHP	2,543,000	USD	(61,217)	10/11/13	$(2,717)
JPMC	PHP	62,900,000	USD	(1,426,304)	12/26/13	20,521
JPMC	PHP	44,700,000	USD	(1,027,586)	12/27/13	599
JPMC	PHP	49,600,000	USD	(1,119,892)	6/25/14	19,704
JPMC	PHP	22,400,000	USD	(513,761)	6/27/14	885
JPMC	SGD	530,000	USD	(428,283)	10/21/13	(5,791)
JPMC	SGD	1,681,806	USD	(1,380,000)	10/24/13	(39,336)
JPMC	SGD	1,683,048	USD	(1,380,000)	10/25/13	(38,344)
JPMC	SGD	448,398	USD	(361,000)	11/18/13	(3,545)
JPMC	SGD	518,000	USD	(404,296)	3/19/14	8,757
JPMC	SGD	1,678,253	USD	(1,350,000)	5/20/14	(11,548)
MNB	AUD	(64,285,500)	USD	58,919,792	10/31/13	(925,035)
MNB	KRW	(1,987,767,616)	USD	1,847,368	10/1/13	(2,395)
MNB	PLN	(2,681,807)	USD	859,609	10/1/13	1,171
MSC	CLP	509,384,400	USD	(1,006,907)	11/15/13	(4,507)
MSC	CLP	126,200,000	USD	(256,426)	1/13/14	(10,026)
MSC	CLP	149,750,000	USD	(302,923)	2/14/14	(11,785)
MSC	CLP	73,630,000	USD	(148,943)	2/24/14	(5,985)
MSC	CLP	81,300,000	USD	(164,359)	2/26/14	(6,550)
MSC	CLP	42,500,000	USD	(85,859)	3/10/14	(3,494)
MSC	CLP	64,400,000	USD	(130,629)	5/1/14	(6,615)
MSC	CLP	113,510,000	USD	(213,345)	7/31/14	2,944
MSC	CLP	56,740,000	USD	(106,620)	8/20/14	1,247
MSC	EUR	(311,142)	PLN	1,328,000	5/27/14	(2,179)
MSC	EUR	(196,000)	USD	250,062	11/15/13	(15,129)
MSC	EUR	(267,000)	USD	348,902	3/10/14	(12,478)
MSC	EUR	(1,139,000)	USD	1,492,022	7/22/14	(50,439)
MSC	EUR	(196,000)	USD	260,090	8/15/14	(5,365)
MSC	JPY	(9,000,000)	USD	113,773	11/15/13	22,178
MSC	JPY	(256,633,500)	USD	3,086,132	12/17/13	473,591
MSC	JPY	(48,880,000)	USD	510,950	3/19/14	12,996
MSC	JPY	(328,879,680)	USD	3,327,630	4/16/14	(23,720)
MSC	JPY	(12,000,000)	USD	121,264	8/6/14	(1,184)
UBS	EUR	(170,000)	USD	220,172	10/7/13	(9,817)
UBS	EUR	(275,000)	USD	359,370	10/9/13	(12,673)
UBS	EUR	(270,000)	USD	350,420	10/11/13	(14,861)
UBS	EUR	(1,929,000)	USD	2,514,548	10/29/13	(95,298)
UBS	EUR	(3,839)	USD	4,940	11/8/13	(253)
UBS	EUR	(107,800)	USD	141,520	12/9/13	(4,344)
UBS	EUR	(3,328,000)	USD	4,362,439	1/13/14	(141,129)
UBS	EUR	(34,000)	USD	46,033	2/10/14	19
UBS	EUR	(251,705)	USD	337,098	2/28/14	(3,569)
UBS	EUR	(230,000)	USD	301,128	4/11/14	(10,210)
UBS	EUR	(3,415,000)	USD	4,509,081	5/1/14	(113,995)
UBS	EUR	(1,630,646)	USD	2,104,430	5/23/14	(103,271)
UBS	EUR	(1,130,000)	USD	1,475,588	6/30/14	(54,543)
UBS	EUR	(1,460,000)	USD	1,906,636	7/16/14	(70,481)
UBS	EUR	(1,774,000)	USD	2,361,017	8/1/14	(41,478)
UBS	JPY	(5,370,800)	USD	67,865	11/15/13	13,205
UBS	JPY	(11,961,000)	USD	148,128	11/20/13	26,394
UBS	JPY	(63,360,000)	USD	713,907	1/5/14	68,779
UBS	JPY	(46,050,000)	USD	526,609	1/14/14	57,700
UBS	JPY	(43,530,000)	USD	493,426	1/27/14	50,136
UBS	JPY	(59,700,000)	USD	649,407	2/20/14	41,345
UBS	JPY	(31,894,000)	USD	323,929	2/26/14	(935)

LVIP Global Income Fund–12

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	JPY	(18,274,000)	USD	184,521	5/13/14	$(1,756)

						$731,520

Swap Contracts

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[2]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase
Interest Rate Swap	14,880,000	3.018%	0.262%	8/22/23	$(359,460)
Interest Rate Swap	8,500,000	3.848%	0.262%	8/22/43	(303,436)

Total	23,380,000				$(662,896)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
[2]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

AUD–Australian Dollar

BCLY–Barclays Bank

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CLP–Chilean Peso

DB–Deutsche Bank

EUR–European Monetary Unit

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesia Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MNB–Mellon National Bank

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

O.A.T.–Obligations Assimilables du Tresor

PEN–Peruvian Sol

PHP–Philippine Peso

PLN–Polish Zloty

SEK–Swedish Krona

SGD–Singapore Dollar

UBS–Union Bank of Switzerland

USD–United States Dollar

Yr–Year

LVIP Global Income Fund–13

LVIP Global Income Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Global Income Fund (Fund).

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (2009–2012), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Global Income Fund–14

LVIP Global Income Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,169,891,644

Aggregate unrealized appreciation	$37,342,344
Aggregate unrealized depreciation	(33,812,832)

Net unrealized appreciation	$3,529,512

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Corporate Debt	$—	$46,859,855	$46,859,855
Foreign Debt	—	994,165,487	994,165,487
Money Market Fund	86,894,192	—	86,894,192
U.S. Treasury Obligations	—	24,376,622	24,376,622
Short-Term Investments	—	21,125,000	21,125,000

Total	$86,894,192	$1,086,526,964	$1,173,421,156

Foreign Currency Exchange Contracts and Foreign
Cross Currency Exchange Contracts	$—	$731,520	$731,520

Swap Contracts	$—	$(662,896)	$(662,896)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change

LVIP Global Income Fund–15

LVIP Global Income Fund

Notes (continued)

3. Derivatives (continued)

in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/ depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. At September 30, 2013, the Fund posted $1,020,000 cash collateral for certain open derivatives.

Swaps Generally–Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. As of September 30, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Global Income Fund–16

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–89.76%
Beverages–2.14%
Beam	21,420	$1,384,803
Brown-Forman Class B	7,623	519,355
Dr Pepper Snapple Group	33,050	1,481,301

		3,385,459

Building Products–0.78%
Fortune Brands Home & Security	29,590	1,231,832

		1,231,832

Capital Markets–4.09%
†American Homes 4 Rent Class A	31,946	515,928
Ameriprise Financial	14,547	1,324,941
Invesco	43,773	1,396,359
Northern Trust	23,060	1,254,233
Schwab (Charles)	24,283	513,343
T. Rowe Price Group	20,370	1,465,214

		6,470,018

Chemicals–3.75%
Airgas	17,012	1,804,123
Albemarle	29,540	1,859,248
Sherwin-Williams	4,275	778,820
Sigma-Aldrich	17,580	1,499,574

		5,941,765

Commercial Banks–5.15%
City National	13,726	914,975
Cullen/Frost Bankers	5,172	364,885
Fifth Third Bancorp	112,297	2,025,838
First Republic Bank	18,710	872,447
Huntington Bancshares	79,198	654,175
M&T Bank	9,466	1,059,435
SunTrust Banks	46,761	1,515,992
Zions Bancorp	26,780	734,308

		8,142,055

Containers & Packaging–3.25%
Ball	57,366	2,574,586
Rock-Tenn Class A	11,384	1,152,858
Silgan Holdings	30,270	1,422,690

		5,150,134

Distributor–0.72%
Genuine Parts	14,140	1,143,785

		1,143,785

Electric Utilities–3.01%
Edison International	36,224	1,668,477
Westar Energy	48,953	1,500,409
Xcel Energy	57,536	1,588,569

		4,757,455

Electrical Equipment–2.65%
AMETEK	31,960	1,470,799

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Hubbell Class B	9,274	$971,359
Regal-Beloit	25,795	1,752,254

		4,194,412

Electronic Equipment, Instruments & Components–2.82%
Amphenol Class A	28,420	2,199,140
†Arrow Electronics	43,951	2,132,942
†CDW	5,812	132,688

		4,464,770

Food Products–0.71%
Hershey	12,080	1,117,400

		1,117,400

Gas Utilities–0.78%
Questar	54,787	1,232,160

		1,232,160

Health Care Equipment & Supplies–0.74%
†CareFusion	31,601	1,166,077

		1,166,077

Health Care Providers & Services–2.88%
Cigna	24,650	1,894,599
†Henry Schein	10,281	1,066,140
Humana	17,194	1,604,716

		4,565,455

Hotels, Restaurants & Leisure–1.70%
Darden Restaurants	9,623	445,449
Marriott International Class A	26,882	1,130,657
Yum Brands	15,651	1,117,325

		2,693,431

Household Durables–1.76%
†Jarden	23,401	1,132,608
†Mohawk Industries	12,650	1,647,663

		2,780,271

Household Products–0.64%
Energizer Holdings	11,188	1,019,786

		1,019,786

Industrial Conglomerates–1.13%
Carlisle	25,340	1,781,149

		1,781,149

Insurance–8.88%
†Alleghany	3,300	1,351,845
Berkley (W.R.)	29,130	1,248,512
Chubb	13,447	1,200,279
Hartford Financial Services Group	39,210	1,220,215
Loews	57,390	2,682,409
Marsh & McLennan	60,544	2,636,688
Old Republic International	62,810	967,274

LVIP JPMorgan Mid Cap Value RPM Fund–1

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Unum Group	48,340	$1,471,470
XL Group	41,282	1,272,311

		14,051,003

Internet & Catalog Retail–1.19%
Expedia	25,813	1,336,855
†TripAdvisor	7,238	548,930

		1,885,785

IT Services–1.21%
Jack Henry & Associates	37,260	1,922,989

		1,922,989

Machinery–2.82%
IDEX	30,456	1,987,254
†Rexnord	35,858	745,846
Snap-on	17,315	1,722,843

		4,455,943

Media–2.34%
Cablevision Systems Class A	13,790	232,224
CBS Class B	21,423	1,181,693
†Clear Channel Outdoor Holdings Class A	41,566	340,841
DISH Network Class A	38,860	1,749,089
Gannett	7,281	195,058

		3,698,905

Multiline Retail–2.53%
Family Dollar Stores	24,359	1,754,335
Kohl’s	43,453	2,248,693

		4,003,028

Multi-Utilities–5.12%
CenterPoint Energy	62,082	1,488,106
CMS Energy	60,615	1,595,387
NiSource.	54,246	1,675,659
Sempra Energy	23,559	2,016,650
Wisconsin Energy	32,905	1,328,704

		8,104,506

Oil, Gas & Consumable Fuels–5.03%
Devon Energy	22,170	1,280,539
Energen	29,452	2,249,838
EQT	15,280	1,355,642
PBF Energy	32,311	725,382
QEP Resources	36,767	1,018,078
Williams	36,565	1,329,503

		7,958,982

Professional Services–1.03%
Equifax	27,267	1,631,930

		1,631,930

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts–4.09%
Annaly Capital Management	78,042	$903,726
HCP	29,720	1,217,034
Kimco Realty	73,389	1,480,990
Rayonier	6,600	367,290
Regency Centers	20,145	974,011
Vornado Realty Trust	18,133	1,524,260

		6,467,311

Real Estate Management & Development–0.68%
Brookfield Office Properties	56,770	1,082,604

		1,082,604

Semiconductors & Semiconductor Equipment–3.42%
Analog Devices	44,059	2,072,976
KLA-Tencor	22,611	1,375,879
Xilinx	41,801	1,958,795

		5,407,650

Software–0.90%
†Synopsys	37,756	1,423,401

		1,423,401

Specialty Retail–8.79%
AmerisourceBergen	23,133	1,413,426
†AutoZone	5,167	2,184,246
†Bed Bath & Beyond	27,959	2,162,908
Gap	52,199	2,102,576
Kroger	31,072	1,253,444
PETsMART	21,363	1,629,142
Tiffany & Co	10,892	834,545
TJX	22,642	1,276,782
Williams-Sonoma	18,641	1,047,624

		13,904,693

Textiles, Apparel & Luxury Goods–1.64%
PVH	11,515	1,366,715
VF	6,152	1,224,556

		2,591,271

Thrift & Mortgage Finance–0.28%
Hudson City Bancorp	49,186	445,133

		445,133

Trading Companies & Distributors–1.11%
MSC Industrial Direct	21,554	1,753,418

		1,753,418

Total Common Stock (Cost $128,780,067)		142,025,966

LVIP JPMorgan Mid Cap Value RPM Fund–2

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–9.58%
Dreyfus Treasury & Agency Cash Management Fund	15,153,467	$15,153,467

Total Money Market Fund (Cost $15,153,467)		15,153,467

TOTAL VALUE OF SECURITIES–99.34% (Cost $143,933,534)	$157,179,433
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.66%	1,050,645

NET ASSETS APPLICABLE TO 11,657,288 SHARES OUTSTANDING–100.00%	$158,230,078

†	Non-income producing for the period.

LVIP JPMorgan Mid Cap Value RPM Fund–3

LVIP JPMorgan Mid Cap Value RPM Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP JPMorgan Mid Cap Value RPM Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP JPMorgan Mid Cap Value RPM Fund–4

LVIP JPMorgan Mid Cap Value RPM Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$144,025,326

Aggregate unrealized appreciation	$14,217,301
Aggregate unrealized depreciation	(1,063,194)

Net unrealized appreciation	$13,154,107

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $1,583,114 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Common Stock	$142,025,966
Money Market Fund	15,153,467

Total	$157,179,433

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker

LVIP JPMorgan Mid Cap Value RPM Fund–5

LVIP JPMorgan Mid Cap Value RPM Fund

Notes (continued)

3. Derivatives (continued)

each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

4. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of September 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid.

5. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP JPMorgan Mid Cap Value RPM Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–87.08%
Aerospace & Defense–0.97%
BE Aerospace
5.25% 4/1/22	856,000	$853,860
6.875% 10/1/20	1,195,000	1,311,513
Bombardier
#144A 6.125% 1/15/23	535,000	537,675
#144A 7.75% 3/15/20	112,000	127,120
Esterline Technologies 7.00% 8/1/20	850,000	913,750
#GenCorp 144A 7.125% 3/15/21	153,000	161,033
TransDigm 7.75% 12/15/18	600,000	642,000
Triumph Group
4.875% 4/1/21	200,000	193,500
8.625% 7/15/18	35,000	38,150

		4,778,601

Airlines–0.88%
Continental Airlines Pass Through Trust
@♦Series 2003-ERJ1 7.875% 7/2/18	543,683	574,945
♦Series 2004-ERJ1 9.558% 9/1/19	492,628	536,965
♦Series 2005-ERJ1 9.798% 4/1/21	644,511	705,740
Delta Air Lines Pass Through Trust
♦Series 2012-1 Class A 4.75% 5/7/20	154,287	162,001
#♦Series 2012-1 Class B 144A 6.875% 5/7/19	217,018	226,784
Northwest Airlines Pass Through Trust
♦Series 2007-1 Class A 7.027% 11/1/19	832,641	899,252
♦Series 2007-1 Class B 8.028% 11/1/17	93,533	96,620
♦United Airlines Pass Through Trust Series 2007-1 6.636% 7/2/22	358,103	372,427
•♦United Airlines Pass Through Trust Series 2007-1 Class C 2.663% 7/2/14	625,181	622,056
♦US Airways Series 2013-1 Class A Pass Through Trust 3.95% 11/15/25	150,000	138,750

		4,335,540

Auto Components–0.58%
Dana Holding 6.75% 2/15/21	18,000	19,215
Goodyear Tire & Rubber
7.00% 5/15/22	1,463,000	1,528,835
8.25% 8/15/20	400,000	449,000
#Poindexter (J.B.) 144A
9.00% 4/1/22	609,000	642,495

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Components (continued)
#Schaeffler Finance 144A 4.75% 5/15/21	250,000	$243,750

		2,883,295

Automobiles–0.60%
Chrysler Group
8.00% 6/15/19	400,000	444,000
8.25% 6/15/21	2,125,000	2,390,625
#Jaguar Land Rover Automotive
144A 5.625% 2/1/23	150,000	147,375

		2,982,000

Beverages–0.26%
Constellation Brands
3.75% 5/1/21	159,000	147,274
4.25% 5/1/23	320,000	294,400
6.00% 5/1/22	5,000	5,350
7.25% 5/15/17	150,000	172,500
#Crestview DS Merger Sub II 144A 10.00% 9/1/21	460,000	476,100
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	167,584

		1,263,208

Building Products–0.80%
Building Materials Corp of America
#144A 6.75% 5/1/21	1,065,000	1,147,538
#144A 7.50% 3/15/20	150,000	162,375
#Calcipar 144A 6.875% 5/1/18	200,000	209,500
Griffon 7.125% 4/1/18	385,000	410,025
Masco
5.95% 3/15/22	156,000	164,190
7.125% 3/15/20	20,000	22,650
#Masonite International 144A 8.25% 4/15/21	840,000	926,100
Nortek 8.50% 4/15/21	399,000	435,908
#Roofing Supply Group 144A 10.00% 6/1/20	435,000	489,375

		3,967,661

Capital Markets–0.17%
E Trade Financial
6.00% 11/15/17	105,000	111,038
6.375% 11/15/19	240,000	256,800
#Neuberger Berman Group 144A 5.625% 3/15/20	225,000	231,188
Oppenheimer Holdings 8.75% 4/15/18	220,000	234,850

		833,876

Chemicals–2.25%
Ashland 3.00% 3/15/16	344,000	350,020

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Ashland (continued)
3.875% 4/15/18	423,000	$419,828
4.75% 8/15/22	787,000	741,748
#Basell Finance 144A
8.10% 3/15/27	435,000	550,484
Celanese US Holdings
4.625% 11/15/22	225,000	216,563
6.625% 10/15/18	435,000	471,975
Chemtura 5.75% 7/15/21	1,050,000	1,052,625
Huntsman International
4.875% 11/15/20	750,000	714,375
#INEOS Group Holdings 144A
6.125% 8/15/18	236,000	231,280
LyondellBasell Industries
5.00% 4/15/19	430,000	473,897
6.00% 11/15/21	580,000	663,053
#NOVA Chemicals 144A
5.25% 8/1/23	450,000	452,531
Olin 5.50% 8/15/22	560,000	560,000
OMNOVA Solutions
7.875% 11/1/18	355,000	375,413
#PetroLogistics 144A
6.25% 4/1/20	425,000	418,625
PolyOne
#144A 5.25% 3/15/23	1,010,000	959,500
7.375% 9/15/20	648,000	715,230
Rain CII Carbon
#144A 8.00% 12/1/18	630,000	637,875
#144A 8.25% 1/15/21	400,000	404,000
Tronox Finance 6.375% 8/15/20	690,000	686,550

		11,095,572

Commercial Banks–2.60%
AmSouth Bancorp
6.75% 11/1/25	425,000	458,360
•BAC Capital Trust XIV
4.00% 12/31/49	296,000	230,880
Barclays Bank
7.625% 11/21/22	220,000	218,625
#144A 10.179% 6/12/21	230,000	299,160
CIT Group
4.25% 8/15/17	338,000	345,605
5.00% 5/15/17	749,000	791,131
5.00% 8/15/22	1,960,000	1,924,273
5.375% 5/15/20	858,000	892,320
#144A 6.625% 4/1/18	731,000	807,755
#Provident Funding Associates
144A 6.75% 6/15/21	191,000	192,910
Regions Bank 7.50% 5/15/18	310,000	365,371
Royal Bank of Scotland Group
6.10% 6/10/23	1,850,000	1,869,712

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Royal Bank of Scotland Group (continued)
6.125% 12/15/22	1,285,000	$1,299,055
•7.648% 8/29/49	155,000	160,425
•9.50% 3/16/22	697,000	803,466
•Wachovia Capital Trust III
5.57% 3/29/49	1,865,000	1,697,150
•Wells Fargo 7.98% 3/29/49	455,000	502,775

		12,858,973

Commercial Services & Supplies–2.91%
ADT
3.50% 7/15/22	171,000	144,828
4.125% 6/15/23	619,000	553,383
#144A 6.25% 10/15/21	795,000	807,919
Casella Waste Systems
7.75% 2/15/19	710,000	710,000
Cenveo 8.875% 2/1/18	575,000	575,000
Clean Harbors 5.125% 6/1/21	150,000	145,688
Covanta Holding
6.375% 10/1/22	144,000	148,231
Deluxe 7.00% 3/15/19	965,000	1,027,725
Donnelley (R.R.)
7.00% 2/15/22	220,000	222,200
7.625% 6/15/20	315,000	337,050
Garda World Security
#144A 9.75% 3/15/17	835,000	893,450
#144A 9.75% 3/15/17	175,000	187,250
#Igloo Holdings PIK 144A
8.25% 12/15/17	208,000	213,331
International Lease Finance
5.875% 4/1/19	260,000	271,990
5.875% 8/15/22	120,000	118,800
6.25% 5/15/19	1,345,000	1,418,975
8.25% 12/15/20	631,000	720,918
8.625% 1/15/22	2,250,000	2,604,375
8.75% 3/15/17	323,000	372,258
Iron Mountain
5.75% 8/15/24	100,000	90,500
7.75% 10/1/19	346,000	381,898
8.375% 8/15/21	137,000	147,960
#Liberty Tire Recycling 144A
11.00% 10/1/16	250,000	255,625
#LSB Industries 144A
7.75% 8/1/19	781,000	814,193
#Mustang Merger 144A
8.50% 8/15/21	308,000	306,460
#Safway Group Holding 144A
7.00% 5/15/18	233,000	237,660
#Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	330,000	348,975

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
TransUnion Holding 9.625% 6/15/18	306,000	$332,775

		14,389,417

Communications Equipment–0.79%
Alcatel-Lucent USA
6.45% 3/15/29	436,000	370,600
#144A 8.875% 1/1/20	200,000	212,000
Avaya
#144A 7.00% 4/1/19	725,000	681,500
#144A 10.50% 3/1/21	456,000	371,640
#Brightstar 144A 9.50% 12/1/16	710,000	745,500
Goodman Networks
#144A 12.125% 7/1/18	251,000	266,060
#144A 13.125% 7/1/18	615,000	651,900
Nokia
5.375% 5/15/19	418,000	426,360
6.625% 5/15/39	158,000	152,470

		3,878,030

Computers & Peripherals–0.12%
Seagate HDD Cayman
#144A 4.75% 6/1/23	257,000	248,648
6.875% 5/1/20	50,000	55,000
7.00% 11/1/21	278,000	309,970

		613,618

Construction & Engineering–0.27%
Dycom Investments
7.125% 1/15/21	244,000	256,810
MasTec 4.875% 3/15/23	187,000	175,780
Tutor Perini 7.625% 11/1/18	855,000	902,025

		1,334,615

Construction Materials–1.77%
Cemex Espana Luxembourg
#144A 9.25% 5/12/20	375,000	405,000
#144A 9.875% 4/30/19	1,550,000	1,743,750
Cemex Finance
#144A 9.375% 10/12/22	2,080,000	2,288,000
#144A 9.50% 12/14/16	357,000	380,651
Cemex SAB de CV
#144A 6.50% 12/10/19	625,000	617,188
#144A 7.25% 1/15/21	200,000	199,580
#144A 9.00% 1/11/18	300,000	324,750
#Grupo Cementos de Chihuahua
144A 8.125% 2/8/20	350,000	363,563
Lafarge 7.125% 7/15/36	225,000	230,063
Vulcan Materials 7.50% 6/15/21	1,947,000	2,180,640

		8,733,185

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Consumer Finance–1.86%
#ACE Cash Express 144A 11.00% 2/1/19	1,020,000	$974,100
Ally Financial
4.625% 6/26/15	390,000	403,639
5.50% 2/15/17	260,000	273,907
6.25% 12/1/17	515,000	552,645
7.50% 9/15/20	365,000	411,538
8.00% 12/31/18	450,000	508,500
8.00% 3/15/20	1,585,000	1,830,675
8.00% 11/1/31	2,310,000	2,610,300
Ford Motor Credit
5.875% 8/2/21	1,250,000	1,391,741
8.125% 1/15/20	200,000	249,473

		9,206,518

Containers & Packaging–2.70%
Ardagh Packaging Finance
#144A 4.875% 11/15/22	400,000	383,000
#144A 7.00% 11/15/20	500,000	482,500
#144A 7.375% 10/15/17	400,000	430,000
#144A 9.125% 10/15/20	491,000	520,460
Ball
4.00% 11/15/23	354,000	319,485
5.00% 3/15/22	135,000	131,625
5.75% 5/15/21	200,000	212,000
Berry Plastics
9.50% 5/15/18	205,000	222,938
9.75% 1/15/21	775,000	899,000
Cascades 7.75% 12/15/17	250,000	262,500
Crown Americas
#144A 4.50% 1/15/23	445,000	409,400
6.25% 2/1/21	250,000	262,500
Graphic Packaging International 4.75% 4/15/21	357,000	348,075
Owens Illinois 7.80% 5/15/18	400,000	459,000
Reynolds Group Issuer
5.75% 10/15/20	885,000	892,744
6.875% 2/15/21	435,000	466,538
7.125% 4/15/19	750,000	800,625
7.875% 8/15/19	1,400,000	1,547,000
9.00% 4/15/19	1,175,000	1,239,625
9.875% 8/15/19	1,500,000	1,635,000
Sealed Air
#144A 5.25% 4/1/23	200,000	190,500
#144A 6.50% 12/1/20	355,000	373,638
#144A 8.125% 9/15/19	250,000	280,000
#144A 8.375% 9/15/21	500,000	568,750

		13,336,903

Distributor–0.36%
HD Supply #144A 7.50% 7/15/20	415,000	431,081

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distributor (continued)
HD Supply (continued)
8.125% 4/15/19	615,000	$685,725
VWR Funding 7.25% 9/15/17	610,000	646,600

		1,763,406

Diversified Consumer Services–0.20%
#Outerwall 144A 6.00% 3/15/19	247,000	241,443
Service International
#144A 5.375% 1/15/22	83,000	79,369
7.00% 5/15/19	230,000	246,100
8.00% 11/15/21	360,000	410,400

		977,312

Diversified Financial Services–2.50%
Alphabet Holding PIK 7.75% 11/1/17	61,000	62,983
#Ausdrill Finance 144A 6.875% 11/1/19	212,000	197,690
Bank of America
5.875% 1/5/21	790,000	896,678
•8.00% 12/30/49	2,334,000	2,549,876
#Cantor Commercial Real Estate 144A 7.75% 2/15/18	265,000	270,963
#@‡Chukchansi Economic Development Authority 144A 9.75% 5/30/20	236,584	138,401
#CNG Holdings 144A 9.375% 5/15/20	978,000	909,540
#Compiler Finance Sub 144A 7.00% 5/1/21	251,000	248,490
#Denali Borrower 144A 5.625% 10/15/20	2,361,000	2,304,926
General Motors Financial
#144A 2.75% 5/15/16	120,000	119,925
#144A 3.25% 5/15/18	56,000	54,600
#144A 4.25% 5/15/23	94,000	86,128
#•ILFC E-Capital Trust I 144A 5.35% 12/21/65	2,595,000	2,244,675
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	566,000	517,890
#MPH Intermediate Holding 2 PIK 144A 8.375% 8/1/18	335,000	344,422
Nationstar Mortgage
6.50% 7/1/21	172,000	165,550
6.50% 6/1/22	325,000	309,563
7.875% 10/1/20	153,000	160,268
9.625% 5/1/19	143,000	159,803
#Nielsen Luxembourg 144A 5.50% 10/1/21	155,000	155,581
#Patriot Merger 144A 9.00% 7/15/21	221,000	228,735

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
SquareTwo Financial 11.625% 4/1/17	235,000	$247,925

		12,374,612

Diversified Telecommunication Services–4.56%
Cincinnati Bell
8.25% 10/15/17	142,000	148,142
8.375% 10/15/20	205,000	218,325
8.75% 3/15/18	199,000	211,189
Clearwire Communications
#144A 12.00% 12/1/15	500,000	524,375
#144A 12.00% 12/1/15	203,000	212,896
#144A 14.75% 12/1/16	670,000	919,575
Embarq 7.995% 6/1/36	790,000	806,392
Frontier Communications
8.50% 4/15/20	275,000	305,250
9.25% 7/1/21	861,000	990,150
Intelsat Jackson Holdings
#144A 5.50% 8/1/23	365,000	343,100
#144A 6.625% 12/15/22	1,110,000	1,107,225
#144A 6.625% 12/15/22	800,000	798,000
7.25% 10/15/20	315,000	337,838
7.50% 4/1/21	1,500,000	1,627,500
Intelsat Luxembourg
#144A 7.75% 6/1/21	1,560,000	1,620,450
#144A 8.125% 6/1/23	871,000	922,171
Level 3 Communications 11.875% 2/1/19	2,755,000	3,182,025
Level 3 Financing
7.00% 6/1/20	100,000	101,500
8.125% 7/1/19	723,000	779,033
8.625% 7/15/20	817,000	896,658
9.375% 4/1/19	325,000	359,938
10.00% 2/1/18	360,000	387,000
Qwest 7.25% 9/15/25	340,000	381,054
Qwest Capital Funding 7.75% 2/15/31	660,000	630,300
Qwest Communications International 7.125% 4/1/18	175,000	181,781
#Telesat Canada 144A 6.00% 5/15/17	335,000	349,656
tw telecom holdings
#144A 5.375% 10/1/22	265,000	253,738
#144A 6.375% 9/1/23	270,000	269,325
#UPCB Finance III 144A 6.625% 7/1/20	265,000	282,225
#UPCB Finance V 144A 7.25% 11/15/21	450,000	492,750
#UPCB Finance VI 144A 6.875% 1/15/22	450,000	479,250
Virgin Media Finance #144A 6.375% 4/15/23	200,000	200,000

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Virgin Media Finance (continued)
8.375% 10/15/19	134,000	$145,725
Virgin Media Secured Finance
#144A 5.375% 4/15/21	143,000	140,140
6.50% 1/15/18	675,000	704,531
Windstream
6.375% 8/1/23	126,000	115,920
7.75% 10/15/20	250,000	259,375
#144A 7.75% 10/1/21	470,000	487,625
7.75% 10/1/21	100,000	103,750
7.875% 11/1/17	125,000	140,000
8.125% 9/1/18	135,000	145,800

		22,561,677

Electric Utilities–0.07%
#InterGen 144A 7.00% 6/30/23	353,000	354,765

		354,765

Electrical Equipment–0.14%
#Artesyn Escrow 144A
9.75% 10/15/20	244,000	246,594
#International Wire Group Holdings 144A 8.50% 10/15/17	427,000	451,553

		698,147

Electronic Equipment, Instruments & Components–0.26%
CDW 8.50% 4/1/19	569,000	631,590
Jabil Circuit 4.70% 9/15/22	337,000	324,363
#Viasystems 144A 7.875% 5/1/19	302,000	322,385

		1,278,338

Energy Equipment & Services–2.62%
Basic Energy Services
7.75% 2/15/19	325,000	329,875
7.75% 10/15/22	746,000	725,485
•Bluewater Holding 3.268% 7/17/14	600,000	597,750
Cie Generale de Geophysique - Veritas 9.50% 5/15/16	173,000	182,731
#Exterran Partners 144A 6.00% 4/1/21	420,000	409,500
#Forum Energy Technologies 144A 6.25% 10/1/21	164,000	165,435
Key Energy Services 6.75% 3/1/21	1,365,000	1,358,175
#Ocean Rig UDW 144A 9.50% 4/27/16	700,000	745,500
Oil States International
#144A 5.125% 1/15/23	259,000	284,576
6.50% 6/1/19	515,000	548,475
#Parker Drilling 144A 7.50% 8/1/20	600,000	602,250

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
#Petroleum Geo-Services 144A 7.375% 12/15/18	600,000	$654,000
Pioneer Energy Services 9.875% 3/15/18	500,000	542,500
Precision Drilling
6.50% 12/15/21	360,000	378,000
6.625% 11/15/20	385,000	409,063
#Sea Trucks Group 144A 9.00% 3/26/18	600,000	555,000
Seadrill
#144A 5.625% 9/15/17	267,000	271,005
#144A 6.125% 9/15/20	1,400,000	1,380,750
SESI 7.125% 12/15/21	500,000	548,750
#Trinidad Drilling 144A
7.875% 1/15/19	590,000	625,400
Unit 6.625% 5/15/21	1,565,000	1,611,950

		12,926,170

Food & Staples Retailing–1.05%
American Stores 7.10% 3/20/28	400,000	480,000
#BI-LO PIK 144A 8.625% 9/15/18	218,000	222,360
#Ingles Markets 144A 5.75% 6/15/23	425,000	411,188
New Albertsons
7.45% 8/1/29	540,000	436,050
8.00% 5/1/31	454,000	375,685
Rite Aid
#144A 6.75% 6/15/21	440,000	459,250
9.25% 3/15/20	225,000	256,500
10.25% 10/15/19	500,000	565,000
SUPERVALU 8.00% 5/1/16	872,000	959,200
#Tops Holding 144A 8.875% 12/15/17	650,000	715,000
#Tops Holding II PIK 144A 8.75% 6/15/18	320,000	327,600

		5,207,833

Food Products–2.03%
#ARAMARK 144A 5.75% 3/15/20	675,000	685,125
#Bumble Bee Acquisition 144A 9.00% 12/15/17	1,320,000	1,435,500
Dean Foods
7.00% 6/1/16	425,000	470,688
9.75% 12/15/18	85,000	96,688
#ESAL 144A 6.25% 2/5/23	200,000	177,500
#Hawk Acquisition 144A 4.25% 10/15/20	1,387,000	1,326,319
JBS USA Finance
#144A 7.25% 6/1/21	415,000	419,150
#144A 7.25% 6/1/21	263,000	261,685
#144A 8.25% 2/1/20	721,000	762,458
Michael Foods 9.75% 7/15/18	100,000	109,875

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food Products (continued)
#Nufarm Australia 144A 6.375% 10/15/19	160,000	$160,800
Pilgrim’s Pride 7.875% 12/15/18	1,240,000	1,354,700
Smithfield Foods 7.75% 7/1/17	755,000	862,588
Sun Merger Sub
#144A 5.25% 8/1/18	605,000	621,638
#144A 5.875% 8/1/21	91,000	92,479
#Wells Enterprises 144A 6.75% 2/1/20	1,189,000	1,215,753

		10,052,946

Gas Utilities–0.48%
AmeriGas Finance
6.75% 5/20/20	122,000	130,235
7.00% 5/20/22	1,157,000	1,209,065
AmeriGas Partners
6.25% 8/20/19	415,000	431,600
6.50% 5/20/21	27,000	27,945
Ferrellgas
6.50% 5/1/21	343,000	343,858
9.125% 10/1/17	82,000	86,408
Suburban Propane Partners
7.375% 8/1/21	68,000	73,100
7.50% 10/1/18	71,000	76,325

		2,378,536

Health Care Equipment & Supplies–0.99%
#Alere 144A 6.50% 6/15/20	140,000	139,475
Biomet
6.50% 8/1/20	827,000	858,013
6.50% 10/1/20	925,000	942,344
#ConvaTec Finance International PIK 144A 8.25% 1/15/19	840,000	842,100
#ConvaTec Healthcare 144A
10.50% 12/15/18	1,250,000	1,418,750
Hologic 6.25% 8/1/20	275,000	287,719
Hospira 5.20% 8/12/20	71,000	72,339
Mallinckrodt International Finance
#144A 3.50% 4/15/18	72,000	70,917
#144A 4.75% 4/15/23	270,000	257,200

		4,888,857

Health Care Providers & Services–5.07%
#Acadia Healthcare 144A 6.125% 3/15/21	340,000	345,100
Amsurg 5.625% 11/30/20	500,000	502,500
Community Health Systems
5.125% 8/15/18	305,000	311,100
7.125% 7/15/20	440,000	444,950
8.00% 11/15/19	635,000	669,131
DaVita
6.375% 11/1/18	600,000	631,500

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
DaVita (continued)
6.625% 11/1/20	450,000	$480,375
Emergency Medical Services
8.125% 6/1/19	190,000	206,150
Fresenius Medical Care US Finance
#144A 5.75% 2/15/21	630,000	650,475
#144A 6.50% 9/15/18	225,000	248,063
Fresenius Medical Care US Finance II
#144A 5.625% 7/31/19	176,000	184,360
#144A 5.875% 1/31/22	763,000	785,890
HCA
4.75% 5/1/23	255,000	240,656
5.875% 3/15/22	1,050,000	1,081,500
5.875% 5/1/23	445,000	438,325
6.50% 2/15/20	1,550,000	1,683,688
7.25% 9/15/20	300,000	327,000
7.50% 2/15/22	1,415,000	1,556,500
8.00% 10/1/18	1,000,000	1,152,500
HCA Holdings 6.25% 2/15/21	470,000	478,813
Health Management Associates
6.125% 4/15/16	250,000	274,375
7.375% 1/15/20	161,000	177,201
IASIS Healthcare
8.375% 5/15/19	393,000	409,703
inVentiv Health
#144A 9.00% 1/15/18	325,000	328,250
#144A 11.00% 8/15/18	726,000	589,875
#144A 11.00% 8/15/18	682,000	554,125
#Milacron 144A 7.75% 2/15/21	690,000	715,875
#MultiPlan 144A 9.875% 9/1/18	1,115,000	1,237,650
#National Mentor Holdings 144A 12.50% 2/15/18	899,000	966,425
Omnicare 7.75% 6/1/20	202,000	222,326
Tenet Healthcare
#144A 4.375% 10/1/21	495,000	457,256
4.50% 4/1/21	496,000	466,860
4.75% 6/1/20	485,000	469,238
#144A 6.00% 10/1/20	658,000	674,039
6.25% 11/1/18	150,000	160,688
8.00% 8/1/20	560,000	595,000
#144A 8.125% 4/1/22	875,000	915,469
Thermadyne Holdings 9.00% 12/15/17	570,000	617,025
United Surgical Partners International 9.00% 4/1/20	705,000	777,263
Vanguard Health Holding II
7.75% 2/1/19	1,093,000	1,177,708
8.00% 2/1/18	806,000	854,360

		25,059,287

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Technology–0.05%
#IMS Health 144A 6.00% 11/1/20	220,000	$225,225

		225,225

Hotels, Restaurants & Leisure–3.80%
Ameristar Casinos 7.50% 4/15/21	345,000	376,913
Burger King 9.875% 10/15/18	475,000	535,563
Caesars Entertainment Operating
8.50% 2/15/20	1,470,000	1,356,994
11.25% 6/1/17	1,500,000	1,526,250
#CCM Merger 144A 9.125% 5/1/19	135,000	141,413
#Cedar Fair 144A 5.25% 3/15/21	233,000	223,389
Cinemark USA 5.125% 12/15/22	460,000	433,550
CityCenter Holdings PIK 10.75% 1/15/17	497,634	536,201
DineEquity 9.50% 10/30/18	285,000	318,488
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	425,000	420,750
#Graton Economic Development Authority 144A 9.625% 9/1/19	325,000	359,125
#Hilton Worldwide Finance 144A 5.625% 10/15/21	470,000	472,056
Isle of Capri Casinos
7.75% 3/15/19	460,000	485,300
8.875% 6/15/20	250,000	260,625
MGM Resorts International
6.75% 10/1/20	675,000	710,438
7.625% 1/15/17	503,000	564,618
7.75% 3/15/22	1,876,000	2,042,495
8.625% 2/1/19	210,000	242,550
10.00% 11/1/16	200,000	239,000
#MISA Investments PIK 144A 8.625% 8/15/18	190,000	191,900
#Mohegan Tribal Gaming Authority 144A 11.50% 11/1/17	200,000	227,000
#Paris Las Vegas Holding 144A 8.00% 10/1/20	800,000	800,000
Pinnacle Entertainment 8.75% 5/15/20	295,000	324,500
#Rivers Pittsburgh Borrower 144A 9.50% 6/15/19	124,000	135,780
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	480,000	461,700
#Seneca Gaming 144A 8.25% 12/1/18	880,000	949,300
#Shearer’s Foods 144A 9.00% 11/1/19	142,000	149,100

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
#Shingle Springs Tribal Gaming Authority 144A 9.75% 9/1/21	525,000	$538,125
#Six Flags Entertainment 144A 5.25% 1/15/21	275,000	262,625
Speedway Motorsports 6.75% 2/1/19	860,000	918,050
Station Casinos 7.50% 3/1/21	250,000	265,625
#Studio City Finance 144A 8.50% 12/1/20	750,000	826,875
Vail Resorts 6.50% 5/1/19	190,000	202,350
#Viking Cruises 144A 8.50% 10/15/22	305,000	339,313
#Wok Acquisition 144A 10.25% 6/30/20	370,000	404,225
Wynn Las Vegas
5.375% 3/15/22	300,000	303,000
7.75% 8/15/20	220,000	248,050

		18,793,236

Household Durables–1.87%
Armored Autogroup 9.25% 11/1/18	72,000	65,340
Brookfield Residential Properties
#144A 6.125% 7/1/22	315,000	310,275
#144A 6.50% 12/15/20	535,000	540,350
Horton (D.R.)
4.375% 9/15/22	39,000	35,685
6.50% 4/15/16	57,000	62,415
Jarden 7.50% 5/1/17	225,000	257,625
K Hovnanian Enterprises
6.25% 1/15/16	60,000	62,400
#144A 7.25% 10/15/20	369,000	390,218
#144A 9.125% 11/15/20	306,000	332,775
11.875% 10/15/15	310,000	358,050
KB Home
7.50% 9/15/22	116,000	121,220
9.10% 9/15/17	75,000	86,813
Lennar
•4.75% 11/15/22	83,000	76,775
6.95% 6/1/18	590,000	653,425
12.25% 6/1/17	285,000	364,800
M/I Homes 8.625% 11/15/18	672,000	725,760
Meritage Homes
7.00% 4/1/22	424,000	451,560
7.15% 4/15/20	108,000	117,180
#RSI Home Products 144A 6.875% 3/1/18	259,000	268,713
#Serta Simmons Holdings 144A 8.125% 10/1/20	624,000	659,880
Spectrum Brands 6.75% 3/15/20.	1,000,000	1,067,500
#Spectrum Brands Escrow 144A 6.625% 11/15/22	333,000	346,320

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Durables (continued)
Standard Pacific
8.375% 5/15/18	332,000	$376,820
8.375% 1/15/21	300,000	339,000
10.75% 9/15/16	193,000	231,600
Taylor Morrison Communities
#144A 5.25% 4/15/21	221,000	206,635
#144A 7.75% 4/15/20	152,000	166,820
#144A 7.75% 4/15/20	67,000	73,533
Toll Brothers Finance
4.375% 4/15/23	250,000	230,625
#WCI Communities 144A
6.875% 8/15/21	270,000	259,875

		9,239,987

Independent Power Producers & Energy Traders–2.13%
AES 4.875% 5/15/23	190,000	178,600
Calpine
#144A 7.25% 10/15/17	676,000	704,730
#144A 7.50% 2/15/21	897,000	957,548
#144A 7.875% 1/15/23	1,380,000	1,459,350
#Dynegy 144A 5.875% 6/1/23	400,000	366,000
‡Edison Mission Energy
7.00% 5/15/17	480,000	320,400
Energy Future Intermediate Holding
#144A 6.875% 8/15/17	73,000	74,643
10.00% 12/1/20	2,054,000	2,174,673
#144A 12.25% 3/1/22	260,000	293,800
GenOn Energy 9.875% 10/15/20	1,414,000	1,566,005
NRG Energy
6.625% 3/15/23	939,000	924,915
7.625% 5/15/19	700,000	742,000
7.875% 5/15/21	267,000	287,025
RRI Energy 7.875% 6/15/17	450,000	488,250

		10,537,939

Insurance–1.43%
•American International Group 8.175% 5/15/58	1,740,000	2,045,370
#A-S Co-Issuer Subsidiary 144A 7.875% 12/15/20	140,000	143,500
#•Catlin Insurance 144A 7.249% 12/31/49	621,000	638,078
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21	450,000	459,000
Hartford Financial Services Group 8.125% 6/15/38	865,000	985,019
Liberty Mutual Group
#144A 6.50% 5/1/42	74,000	80,126
#144A 7.80% 3/15/37	905,000	981,925
#•144A 10.75% 6/15/58	558,000	828,630
#Onex USI Aquisition 144A 7.75% 1/15/21	551,000	553,755

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
•Prudential Financial
5.625% 6/15/43	379,000	$358,868

		7,074,271

Internet & Catalog Retail–0.11%
#Netflix 144A 5.375% 2/1/21	536,000	534,660

		534,660

Internet Software & Services–0.42%
#Bankrate 144A 6.125% 8/15/18	245,000	245,613
#eAccess 144A 8.25% 4/1/18	650,000	715,000
Equinix 4.875% 4/1/20	187,000	182,325
Zayo Group
8.125% 1/1/20	150,000	164,813
10.125% 7/1/20	680,000	783,700

		2,091,451

IT Services–2.51%
Ceridian
#144A 8.875% 7/15/19	417,000	479,550
#144A 11.00% 3/15/21	357,000	415,013
CyrusOne 6.375% 11/15/22	294,000	293,265
Fidelity National Information Services
5.00% 3/15/22	133,000	135,095
7.875% 7/15/20	50,000	55,265
First Data
#144A 6.75% 11/1/20	1,525,000	1,586,000
#144A 8.25% 1/15/21	1,195,000	1,239,813
#144A 8.875% 8/15/20	500,000	553,750
#144A 10.625% 6/15/21	320,000	326,400
#144A 11.25% 1/15/21	250,000	262,500
#144A 11.75% 8/15/21	250,000	242,500
12.625% 1/15/21	1,029,000	1,137,045
#First Data PIK 144A
8.75% 1/15/22	673,589	705,584
Harland Clarke Holdings
•6.00% 5/15/15	965,000	962,588
#144A 9.75% 8/1/18	960,000	1,017,600
iGATE 9.00% 5/1/16	485,000	522,588
#Sabre 144A 8.50% 5/15/19	120,000	130,200
Sitel
#144A 11.00% 8/1/17	443,000	475,118
11.50% 4/1/18	638,000	551,870
SunGard Data Systems
6.625% 11/1/19	290,000	297,250
7.625% 11/15/20	496,000	533,200
Unisys 6.25% 8/15/17	325,000	346,125
#WEX 144A 4.75% 2/1/23	166,000	151,890

		12,420,209

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Equipment & Products–0.06%
#PC Nextco Holdings PIK 144A
8.75% 8/15/19	300,000	$301,500

		301,500

Life Sciences Tools & Services–0.06%
Catalent Pharma Solutions
7.875% 10/15/18	312,000	315,510

		315,510

Machinery–0.64%
#BC Mountain 144A 7.00% 2/1/21	587,000	585,533
#Cleaver-Brooks 144A
8.75% 12/15/19	185,000	200,494
Columbus McKinnon
7.875% 2/1/19	110,000	118,250
#Gardner Denver 144A
6.875% 8/15/21	275,000	272,938
#Huber (J.M.) 144A
9.875% 11/1/19	170,000	193,800
#Titan International 144A
7.875% 10/1/17	391,000	417,197
#Trinseo Materials Operating
144A 8.75% 2/1/19	922,000	919,695
UCI International
8.625% 2/15/19	450,000	461,250

		3,169,157

Marine–0.55%
Martin Midstream Partners
7.25% 2/15/21	281,000	285,566
#Navigator Holdings 144A
9.00% 12/18/17	200,000	210,000
Navios South American
Logistics 9.25% 4/15/19	836,000	902,880
#Neovia Logistics Intermediate
Holdings PIK 144A
10.00% 2/15/18	90,000	89,550
Teekay 8.50% 1/15/20	215,000	231,125
Ultrapetrol Bahamas
#144A 8.875% 6/15/21	850,000	901,000
#144A 8.875% 6/15/21	87,000	91,676

		2,711,797

Media–6.31%
Cablevision Systems
5.875% 9/15/22	331,000	326,035
7.75% 4/15/18	100,000	112,500
8.00% 4/15/20	950,000	1,064,000
8.625% 9/15/17	150,000	172,875
CCO Holdings
5.125% 2/15/23	157,000	144,833
#144A 5.25% 3/15/21	630,000	607,950
5.25% 9/30/22	215,000	199,950

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings (continued)
#144A 5.75% 9/1/23	110,000	$104,775
5.75% 1/15/24	431,000	408,373
6.50% 4/30/21	1,318,000	1,344,360
7.00% 1/15/19	227,000	240,904
7.375% 6/1/20	315,000	341,775
8.125% 4/30/20	735,000	802,988
Cequel Communications Holdings I
#144A 5.125% 12/15/21	250,000	236,875
#144A 6.375% 9/15/20	450,000	461,250
Clear Channel Communications
9.00% 12/15/19	936,000	921,960
Clear Channel Worldwide Holdings
6.50% 11/15/22	957,000	980,925
6.50% 11/15/22	243,000	247,860
7.625% 3/15/20	1,843,000	1,912,113
7.625% 3/15/20	45,000	46,350
#Cogeco Cable 144A
4.875% 5/1/20	222,000	212,843
CSC Holdings
6.75% 11/15/21	100,000	107,500
8.625% 2/15/19	70,000	81,550
DISH DBS
4.625% 7/15/17	60,000	61,650
5.00% 3/15/23	792,000	738,540
5.125% 5/1/20	271,000	269,645
5.875% 7/15/22	558,000	552,420
6.75% 6/1/21	1,777,000	1,876,956
7.875% 9/1/19	632,000	723,640
#DreamWorks Animation SKG
144A 6.875% 8/15/20	280,000	291,900
Gannett
#144A 5.125% 7/15/20	430,000	423,550
#144A 6.375% 10/15/23	455,000	452,725
Gray Television 7.50% 10/1/20	440,000	459,800
#Harron Communications 144A
9.125% 4/1/20	270,000	298,350
Lamar Media
5.00% 5/1/23	168,000	156,660
5.875% 2/1/22	50,000	50,250
7.875% 4/15/18	125,000	134,063
Liberty Interactive
8.25% 2/1/30	380,000	400,900
#Live Nation Entertainment
144A 7.00% 9/1/20	445,000	466,694
#McGraw-Hill Global Education
Holdings 144A 9.75% 4/1/21	199,000	211,935
Media General 11.75% 2/15/17	500,000	547,500
Mediacom 9.125% 8/15/19	487,000	534,483
#Mood Media 144A
9.25% 10/15/20	95,000	82,175

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
#NAI Entertainment Holdings 144A 5.00% 8/1/18	176,000	$180,400
Nexstar Broadcasting
#144A 6.875% 11/15/20	592,000	605,320
8.875% 4/15/17	280,000	305,340
Nielsen Finance 4.50% 10/1/20	300,000	290,250
Quebecor Media 5.75% 1/15/23	240,000	227,400
#RCN Telecom Services 144A 8.50% 8/15/20	285,000	279,300
Regal Cinemas 8.625% 7/15/19	270,000	294,300
Regal Entertainment Group
5.75% 6/15/23	275,000	260,563
9.125% 8/15/18	204,000	226,440
Sinclair Television Group
5.375% 4/1/21	340,000	324,700
6.125% 10/1/22	615,000	613,463
#144A 6.375% 11/1/21	240,000	242,400
#144A 9.25% 11/1/17	596,000	628,542
Sirius XM Radio
#144A 4.25% 5/15/20	710,000	665,625
#144A 4.625% 5/15/23	160,000	146,400
#144A 5.25% 8/15/22	150,000	145,500
#144A 5.875% 10/1/20	160,000	161,800
Starz 5.00% 9/15/19	690,000	686,550
#Unitymedia Hessen 144A 5.50% 1/15/23	539,000	513,398
Univision Communications
#144A 5.125% 5/15/23	625,000	601,563
#144A 6.75% 9/15/22	2,020,000	2,141,200
#144A 7.875% 11/1/20	400,000	439,500
#144A 8.50% 5/15/21	350,000	385,000
Valassis Communications 6.625% 2/1/21	361,000	358,293
#WMG Acquisition 144A 6.00% 1/15/21	629,000	655,733

		31,193,360

Metals & Mining–4.03%
AK Steel 8.75% 12/1/18	520,000	569,400
Aleris International
7.625% 2/15/18	80,000	84,100
7.875% 11/1/20	202,000	209,575
APERAM
#144A 7.375% 4/1/16	350,000	351,750
#144A 7.75% 4/1/18	225,000	222,750
ArcelorMittal
6.75% 2/25/22	2,795,000	2,955,713
7.50% 10/15/39	1,080,000	1,034,100
10.35% 6/1/19	2,000,000	2,470,000
#Bluescope Steel 144A 7.125% 5/1/18	402,000	415,065

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
#Coeur d’Alene Mines 144A 7.875% 2/1/21	797,000	$808,955
Commercial Metals
4.875% 5/15/23	55,000	49,775
6.50% 7/15/17	500,000	542,500
7.35% 8/15/18	85,000	92,863
FMG Resources August 2006
#144A 6.00% 4/1/17	71,000	73,130
#144A 6.875% 2/1/18	935,000	980,581
#144A 6.875% 4/1/22	413,000	415,065
#144A 7.00% 11/1/15	460,000	475,525
#144A 8.25% 11/1/19	975,000	1,055,438
#Hecla Mining 144A 6.875% 5/1/21	843,000	800,850
Inmet Mining
#144A 7.50% 6/1/21	485,000	499,550
#144A 8.75% 6/1/20	600,000	645,000
#JMC Steel Group 144A 8.25% 3/15/18	500,000	491,250
Kaiser Aluminum 8.25% 6/1/20	656,000	736,360
#KGHM International 144A 7.75% 6/15/19	75,000	77,813
New Gold
#144A 6.25% 11/15/22	369,000	360,698
#144A 7.00% 4/15/20	78,000	80,730
Novelis 8.75% 12/15/20	1,368,000	1,508,220
#Prince Mineral Holding 144A 11.50% 12/15/19	160,000	171,200
Ryerson 9.00% 10/15/17	265,000	275,600
Steel Dynamics
#144A 5.25% 4/15/23	275,000	260,563
6.125% 8/15/19	120,000	125,700
6.375% 8/15/22	170,000	176,800
7.625% 3/15/20	332,000	360,635
Taseko Mines 7.75% 4/15/19	535,000	529,650

		19,906,904

Multiline Retail–0.04%
Sears Holdings 6.625% 10/15/18	200,000	189,500

		189,500

Oil, Gas & Consumable Fuels–12.13%
Access Midstream Partners
4.875% 5/15/23	1,010,000	954,450
5.875% 4/15/21	621,000	641,183
6.125% 7/15/22	1,078,000	1,113,035
Alpha Natural Resources
6.00% 6/1/19	186,000	156,240
9.75% 4/15/18	100,000	102,000
Alta Mesa Holdings 9.625% 10/15/18	384,000	407,040

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Antero Resources Finance 6.00% 12/1/20	1,087,000	$1,103,305
Arch Coal
7.00% 6/15/19	125,000	98,125
7.25% 10/1/20	35,000	26,688
8.75% 8/1/16	475,000	477,375
#144A 9.875% 6/15/19	100,000	89,500
Atlas Pipeline Partners
#144A 4.75% 11/15/21	1,000,000	908,750
#144A 5.875% 8/1/23	364,000	343,980
#144A 6.625% 10/1/20	172,000	176,300
#144A 6.625% 10/1/20	162,000	166,050
Bill Barrett
7.00% 10/15/22	645,000	627,263
7.625% 10/1/19	700,000	717,500
Bonanza Creek Energy 6.75% 4/15/21	495,000	502,425
Calumet Specialty Products Partners
9.375% 5/1/19	380,000	418,950
9.625% 8/1/20	206,000	228,660
Chesapeake Energy
3.25% 3/15/16	131,000	132,146
5.375% 6/15/21	340,000	340,850
5.75% 3/15/23	340,000	342,550
6.125% 2/15/21	542,000	565,035
7.25% 12/15/18	33,000	37,538
Chesapeake Oilfield Operating 6.625% 11/15/19	125,000	127,813
Cimarex Energy 5.875% 5/1/22	894,000	907,410
#Citgo Petroleum 144A 11.50% 7/1/17	400,000	441,000
Cloud Peak Energy Resources 8.50% 12/15/19	243,000	263,655
Comstock Resources
7.75% 4/1/19	453,000	471,120
9.50% 6/15/20	443,000	485,085
Concho Resources
5.50% 10/1/22	300,000	300,750
5.50% 4/1/23	120,000	119,100
6.50% 1/15/22	980,000	1,055,950
7.00% 1/15/21	400,000	440,000
CONSOL Energy
6.375% 3/1/21	825,000	849,750
8.00% 4/1/17	500,000	533,750
8.25% 4/1/20	450,000	484,875
Continental Resources
5.00% 9/15/22	357,000	361,016
7.125% 4/1/21	345,000	387,263
7.375% 10/1/20	125,000	139,375
Crestwood Midstream Partners 7.75% 4/1/19	500,000	527,500
Crosstex Energy 7.125% 6/1/22	255,000	263,925

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
CVR Refining 6.50% 11/1/22	540,000	$527,175
#Diamondback Energy 144A 7.625% 10/1/21	317,000	324,133
Energy XXI Gulf Coast
#144A 7.50% 12/15/21	188,000	186,120
7.75% 6/15/19	445,000	465,025
9.25% 12/15/17	175,000	195,125
EP Energy
6.875% 5/1/19	129,000	138,353
7.75% 9/1/22	1,145,000	1,248,050
9.375% 5/1/20	858,000	969,540
#EPE Holdings PIK 144A 8.125% 12/15/17	456,788	479,056
Genesis Energy
5.75% 2/15/21	375,000	369,375
7.875% 12/15/18	315,000	337,838
#Halcon Resources 144A 9.25% 2/15/22	560,000	583,800
#Hiland Partners 144A 7.25% 10/1/20	1,077,000	1,128,158
Hilcorp Energy I
#144A 7.625% 4/15/21	1,365,000	1,467,375
#144A 8.00% 2/15/20	323,000	350,455
Holly Energy Partners 6.50% 3/1/20	137,000	141,795
#Inergy Midstream 144A 6.00% 12/15/20	143,000	142,643
Kodiak Oil & Gas
#144A 5.50% 1/15/21	210,000	207,375
#144A 5.50% 2/1/22	248,000	243,040
Laredo Petroleum 7.375% 5/1/22	170,000	181,050
MarkWest Energy Partners
4.50% 7/15/23	256,000	242,560
5.50% 2/15/23	1,250,000	1,259,375
6.25% 6/15/22	78,000	82,485
6.75% 11/1/20	565,000	613,025
MEG Energy
#144A 6.375% 1/30/23	380,000	374,300
#144A 6.50% 3/15/21	300,000	303,750
#144A 7.00% 3/31/24	490,000	493,675
#Midstates Petroleum 144A 10.75% 10/1/20	77,000	81,235
#Murphy Oil USA 144A 6.00% 8/15/23	95,000	95,000
Newfield Exploration
5.625% 7/1/24	694,000	674,915
5.75% 1/30/22	400,000	401,000
6.875% 2/1/20	100,000	105,500
7.125% 5/15/18	425,000	443,063
NFR Energy 9.75% 2/15/17	313,000	316,130

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Oasis Petroleum 144A 6.875% 3/15/22	650,000	$687,375
Peabody Energy
6.25% 11/15/21	1,515,000	1,477,125
6.50% 9/15/20	325,000	321,750
#Penn Virginia Resource Partners 144A 6.50% 5/15/21	87,000	82,541
Plains Exploration & Production
6.50% 11/15/20	375,000	402,785
6.75% 2/1/22	590,000	631,940
QEP Resources
5.25% 5/1/23	170,000	159,375
5.375% 10/1/22	450,000	432,000
6.875% 3/1/21	1,335,000	1,425,113
Range Resources
5.00% 8/15/22	210,000	204,225
5.00% 3/15/23	210,000	202,650
5.75% 6/1/21	215,000	226,825
6.75% 8/1/20	10,000	10,825
Regency Energy Partners
#144A 4.50% 11/1/23	133,000	121,030
5.50% 4/15/23	1,245,000	1,201,425
6.50% 7/15/21	370,000	390,350
#Rockies Express Pipeline 144A 6.00% 1/15/19	250,000	221,250
Rosetta Resources
5.625% 5/1/21	1,025,000	978,875
Sabine Pass Liquefaction
#144A 5.625% 2/1/21	553,000	544,014
#144A 5.625% 4/15/23	263,000	253,466
#•Samson Investment 144A 10.25% 2/15/20	1,215,000	1,293,975
SandRidge Energy
7.50% 3/15/21	220,000	223,300
#SemGroup 144A 7.50% 6/15/21	266,000	272,650
#Shelf Drilling Holdings 144A 8.625% 11/1/18	225,000	240,188
SM Energy
#144A 5.00% 1/15/24	400,000	370,000
6.50% 11/15/21	910,000	950,950
6.50% 1/1/23	700,000	717,500
6.625% 2/15/19	665,000	694,925
Stone Energy 7.50% 11/15/22	989,000	1,043,395
#Summit Midstream Holdings 144A 7.50% 7/1/21	185,000	191,938
Swift Energy
7.875% 3/1/22	843,000	830,355
8.875% 1/15/20	308,000	318,780
#Talos Production 144A 9.75% 2/15/18	547,000	552,470
Targa Resources Partners
#144A 5.25% 5/1/23	600,000	591,000

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners (continued)
6.375% 8/1/22	54,000	$56,430
6.875% 2/1/21	485,000	520,163
Tesoro Logistics
5.875% 10/1/20	708,000	709,770
6.125% 10/15/21	450,000	454,500
Vanguard Natural Resources
7.875% 4/1/20	260,000	264,550
W&T Offshore 8.50% 6/15/19	1,210,000	1,288,650
Western Refining 6.25% 4/1/21	414,000	407,790
Whiting Petroleum
5.00% 3/15/19	875,000	879,375
WPX Energy
5.25% 1/15/17	290,000	307,400
6.00% 1/15/22	2,766,000	2,817,863

		59,980,625

Paper & Forest Products–0.40%
#Ainsworth Lumber 144A 7.50% 12/15/17	193,000	208,199
Boise Cascade
#144A 6.375% 11/1/20	292,000	303,680
6.375% 11/1/20	162,000	168,480
Boise Paper Holdings
8.00% 4/1/20	570,000	646,950
Clearwater Paper
4.50% 2/1/23	180,000	162,900
7.125% 11/1/18	8,000	8,640
Louisiana-Pacific 7.50% 6/1/20	117,000	127,384
#Resolute Forest Products 144A 5.875% 5/15/23	75,000	66,188
#Unifrax I 144A 7.50% 2/15/19	280,000	281,400

		1,973,821

Personal Products–0.04%
#Revlon Consumer Products 144A 5.75% 2/15/21	194,000	187,453

		187,453

Pharmaceuticals–1.20%
Endo Health Solutions
7.00% 7/15/19	120,000	124,200
7.00% 12/15/20	365,000	375,950
#Sky Growth Acquisition 144A 7.375% 10/15/20	100,000	103,875
Valeant Pharmaceuticals International
#144A 6.50% 7/15/16	550,000	572,000
#144A 6.75% 10/1/17	35,000	37,538
#144A 6.75% 8/15/21	300,000	313,500
#144A 6.875% 12/1/18	450,000	478,125
#144A 7.00% 10/1/20	675,000	718,875
#144A 7.25% 7/15/22	200,000	214,000

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International Escrow
#144A 6.375% 10/15/20	1,400,000	$1,463,000
#144A 6.75% 8/15/18	709,000	762,175
#144A 7.50% 7/15/21	717,000	776,153

		5,939,391

Professional Services–0.08%
FTI Consulting 6.75% 10/1/20	300,000	318,750
#Jaguar Holding I PIK 144A 9.375% 10/15/17	90,000	95,625

		414,375

Real Estate Investment Trusts–0.64%
CNL Income Properties
7.25% 4/15/19	305,000	314,150
DDR 7.875% 9/1/20	75,000	91,925
#DuPont Fabros Technology 144A 5.875% 9/15/21	392,000	393,960
Felcor Lodging 6.75% 6/1/19	310,000	328,600
iStar Financial
3.875% 7/1/16	775,000	780,813
4.875% 7/1/18	775,000	755,625
9.00% 6/1/17	241,000	274,740
#RHP Hotel Properties 144A 5.00% 4/15/21	244,000	229,970

		3,169,783

Real Estate Management & Development–0.30%
CBRE Services
5.00% 3/15/23	945,000	890,663
6.625% 10/15/20	35,000	37,538
Kennedy-Wilson 8.75% 4/1/19	124,000	134,540
#Mattamy Group 144A 6.50% 11/15/20	422,000	418,835

		1,481,576

Road & Rail–1.19%
#Ashtead Capital 144A 6.50% 7/15/22	200,000	212,500
Avis Budget Car Rental
5.50% 4/1/23	55,000	51,150
8.25% 1/15/19	565,000	615,850
9.75% 3/15/20	205,000	237,288
HDTFS 6.25% 10/15/22	385,000	399,438
Hertz
#144A 4.25% 4/1/18	53,000	52,338
5.875% 10/15/20	98,000	101,430
6.75% 4/15/19	200,000	212,500
7.375% 1/15/21	80,000	86,400
7.50% 10/15/18	150,000	162,375
United Rentals North America 5.75% 7/15/18	103,000	108,665

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Road & Rail (continued)
United Rentals North America (continued)
6.125% 6/15/23	1,090,000	$1,100,900
7.375% 5/15/20	200,000	216,500
7.625% 4/15/22	267,000	291,698
8.375% 9/15/20	1,300,000	1,446,250
10.25% 11/15/19	26,000	29,510
#Watco 144A 6.375% 4/1/23	550,000	547,250

		5,872,042

Semiconductors & Semiconductor Equipment–0.72%
Advanced Micro Devices 7.75% 8/1/20	503,000	494,826
Amkor Technology
6.625% 6/1/21	165,000	161,288
7.375% 5/1/18	450,000	475,313
Freescale Semiconductor
#144A 5.00% 5/15/21	490,000	467,950
8.05% 2/1/20	265,000	280,238
#Magnachip Semiconductor 144A 6.625% 7/15/21	150,000	148,875
NXP
#144A 3.50% 9/15/16	200,000	202,500
#144A 3.75% 6/1/18	420,000	411,600
#144A 5.75% 2/15/21	200,000	204,000
#144A 5.75% 3/15/23	200,000	198,500
#144A 9.75% 8/1/18	100,000	112,600
#Sensata Technologies 144A 4.875% 10/15/23	435,000	406,725

		3,564,415

Software–0.45%
#ACI Worldwide 144A 6.375% 8/15/20	200,000	204,000
Activision Blizzard
#144A 5.625% 9/15/21	270,000	271,013
#144A 6.125% 9/15/23	100,000	100,750
Audatex North America
#144A 6.00% 6/15/21	225,000	230,625
6.75% 6/15/18	200,000	213,000
#Healthcare Technology Intermediate PIK 144A 7.375% 9/1/18	217,000	222,696
Infor US 9.375% 4/1/19	535,000	600,538
#Nuance Communications 144A 5.375% 8/15/20	403,000	382,850

		2,225,472

Specialty Retail–1.58%
AutoNation 5.50% 2/1/20	100,000	104,625
Best Buy 5.00% 8/1/18	300,000	309,750
Claire’s Stores #144A 6.125% 3/15/20	250,000	248,750

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Specialty Retail (continued)
Claire’s Stores (continued)
#144A 7.75% 6/1/20	189,000	$185,693
8.875% 3/15/19	1,075,000	1,155,625
#144A 9.00% 3/15/19	2,212,000	2,460,850
#CST Brands 144A 5.00% 5/1/23	942,000	892,545
Gymboree 9.125% 12/1/18	200,000	196,500
J. Crew Group 8.125% 3/1/19	201,000	212,809
#Jo-Ann Stores Holdings PIK 144A 9.75% 10/15/19	300,000	309,750
#New Look Bondco I 144A 8.375% 5/14/18	261,000	262,958
#Party City Holdings 144A 8.875% 8/1/20	208,000	224,640
Penske Automotive Group
5.75% 10/1/22	130,000	128,050
QVC 5.125% 7/2/22	75,000	73,867
#Radio Systems 144A 8.375% 11/1/19	475,000	515,375
#Toys R Us 144A 7.375% 9/1/16	500,000	507,500

		7,789,287

Textiles, Apparel & Luxury Goods–0.06%
PVH 4.50% 12/15/22	124,000	117,800
#Quiksilver 144A 7.875% 8/1/18	165,000	172,838

		290,638

Tobacco–0.04%
#Alliance One International 144A 9.875% 7/15/21	225,000	212,625

		212,625

Trading Companies & Distributors–0.40%
Aircastle
6.25% 12/1/19	488,000	518,500
7.625% 4/15/20	135,000	149,850
H&E Equipment Services
7.00% 9/1/22	811,000	867,770
#LKQ 144A 4.75% 5/15/23	240,000	223,200
#Rexel 144A 6.125% 12/15/19	200,000	205,500

		1,964,820

Wireless Telecommunication Services–3.98%
Cricket Communications
7.75% 10/15/20	1,147,000	1,303,279
Crown Castle International
5.25% 1/15/23	250,000	231,250
MetroPCS Wireless #144A
6.25% 4/1/21	793,000	799,939
6.625% 11/15/20	844,000	877,760
7.875% 9/1/18	45,000	48,881
NII Capital
7.625% 4/1/21	1,800,000	1,287,000

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
NII Capital (continued)
8.875% 12/15/19	317,000	$248,845
10.00% 8/15/16	181,000	174,665
NII International Telecom
#144A 7.875% 8/15/19	500,000	456,250
#144A 11.375% 8/15/19	402,000	418,080
SBA Telecommunications
5.75% 7/15/20	232,000	231,420
#Softbank 144A 4.50% 4/15/20	1,165,000	1,119,856
Sprint
#144A 7.25% 9/15/21	243,000	246,038
#144A 7.875% 9/15/23	458,000	468,305
Sprint Capital
6.90% 5/1/19	1,111,000	1,147,108
8.75% 3/15/32	1,633,000	1,667,701
Sprint Nextel
6.00% 11/15/22	1,190,000	1,100,750
#144A 7.00% 3/1/20	930,000	1,004,400
7.00% 8/15/20	1,250,000	1,278,125
#144A 9.00% 11/15/18	860,000	1,010,500
9.125% 3/1/17	334,000	385,770
11.50% 11/15/21	90,000	116,100
#T-Mobile USA 144A 5.25% 9/1/18	801,000	818,021
VimpelCom Holdings
#144A 5.20% 2/13/19	419,000	417,953
#144A 5.95% 2/13/23	200,000	190,132
#144A 6.255% 3/1/17	200,000	211,000
#144A 7.504% 3/1/22	550,000	580,938
Wind Acquisition Finance
#144A 6.50% 4/30/20	254,000	261,620
#144A 7.25% 2/15/18	800,000	832,000
#144A 11.75% 7/15/17	712,000	757,390

		19,691,076

Total Corporate Bonds (Cost $423,260,509)		430,475,003

«SENIOR SECURED LOANS–6.84%
Alcatel-Lucent USA Tranche C 5.75% 1/30/19	354,323	357,992
Alliance HealthCare Services Tranche B 4.25% 5/31/19	223,578	223,857
Alon USA Partners Tranche B 1st Lien 9.25% 11/13/18	71,681	74,458
Altice Financing
5.50% 7/15/19	400,000	392,750

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
American Casino & Entertainment Properties Tranche B 1st Lien 6.00% 6/11/20	324,188	$329,861
American Casino & Entertainment Properties 2nd Lien 11.25% 6/11/21	210,000	213,938
Aptalis Pharma Tranche B 5.50% 2/11/17	147,750	148,027
Arch Coal 5.75% 5/1/18	353,889	345,926
Avaya Tranche B-3 4.50% 10/27/17	160,765	144,175
Avaya Tranche B-5 8.00% 3/31/18	99,135	94,219
Axcan Intermediate Holdings Tranche B 5.50% 2/25/17	268,549	269,053
AZ Chem US Tranche B 7.25% 12/6/17	88,439	89,191
Barrington Broadcasting Group 6.00% 5/30/17	74,350	74,815
BMC Software 1st Lien 5.00% 8/9/20	259,222	259,587
Caesars Entertainment Operating Tranche B6 5.25% 1/28/18	1,083,932	985,216
Carestream Health Tranche B 5.00% 6/5/19	197,500	199,166
CCM Merger 6.00% 2/1/17	188,180	189,474
CDW 3.50% 4/25/20	199,000	197,321
Ceridian Tranche B 4.25% 5/9/17	145,528	146,074
Chrysler Group Tranche B 4.25% 5/24/17	692,090	699,586
Cincinnati Bell Tranche B 1st Lien 4.00% 8/20/20	320,000	318,000
Clear Channel Communications Tranche B 3.65% 1/29/16	2,576,101	2,423,931
Clear Channel Communications Tranche D 6.75% 1/30/19	350,000	323,969
Collective Brands Tranche B 7.25% 9/19/19	74,438	74,438
Cricket Communications Tranche C 4.75% 3/2/20	525,683	527,216

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Dell Tranche B 4.50% 3/24/20	1,077,000	$1,062,360
Delta Air Lines Tranche B1 1st Lien 4.00% 10/18/18	992,500	996,346
Donnelley (R.H.) 9.00% 10/24/14	545,120	402,366
Ducommun Tranche B 5.50% 6/30/17	92,188	93,397
DuPont Performance Coatings Tranche B 4.75% 2/1/20	382,171	385,435
Edward Cayman Island II 1st Lien 4.75% 3/5/20	268,306	268,754
Entercom Radio Tranche B 5.00% 11/23/18	82,133	82,595
FGI Operating Tranche B 5.50% 4/2/19	148,194	148,565
Fieldwood Energy 1st Lien 3.875% 9/25/18	300,000	299,250
First Data Tranche B 4.00% 9/24/18	213,043	211,179
Fortescue Metals Group Tranche B 5.25% 9/18/17	762,300	766,068
Freescale Semiconductor Tranche B 1st Lien 5.00% 1/30/20	567,823	570,944
Go Daddy Operating Tranche B 1st Lien 4.25% 12/17/18	540,375	539,700
Graton Economic Development Authority Tranche B 9.00% 8/3/18	150,000	158,250
Gymboree 5.00% 11/23/17	661,280	642,269
Harland Clarke Holdings Tranche B 5.25% 6/30/17	76,814	76,142
Hilton Mezzenine Tranche B 2.57% 11/12/15	1,053,769	1,051,793
Hilton Worldwide Finance Tranche B2 4.00% 9/23/20	475,000	475,099
Infor US Tranche B2 5.25% 4/5/18	244,837	245,985
Integra Telecom Holdings 5.25% 2/22/19	124,790	125,622
Intrawest 1st Lien 7.00% 12/3/17	272,938	277,884
inVentiv Health Tranche B 7.50% 8/4/16	98,717	96,948

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Jacobs Entertainment 6.25% 10/29/18	114,254	$114,896
JC Penney 1st Lien 6.00% 5/21/18	1,097,250	1,067,838
La Frontera Generation Tranche B 4.50% 9/30/20	379,715	381,376
McGraw-Hill Global Education Holdings 9.00% 3/4/19	226,433	229,711
MEG Energy 3.75% 3/31/20	112,989	113,685
Mohegan Tribal Gaming Authority Tranche B 9.00% 2/28/16	200,000	205,250
MTL Publishing Tranche B 5.50% 11/14/17	99,002	99,682
National Mentor Holdings Tranche B1 6.50% 2/9/17	222,154	224,653
Navios Maritime Partners Tranche B 5.25% 6/19/18	209,475	214,188
Noranda Aluminum Acquisition Tranche B 5.75% 2/17/19	358,855	338,669
NXP Tranche C 4.75% 12/4/20	109,175	110,881
OCI Beaumont Tranche B1 6.25% 8/1/19	63,889	64,049
OCI Beaumont Tranche B2 6.25% 8/1/19	120,111	120,411
Ozburn-Hessey Holding Tranche B 6.75% 5/7/19	79,800	79,650
Pinnacle Foods Tranche G 1st Lien 3.25% 4/29/20	500,000	497,604
Quickrete 2nd Lien 7.00% 3/19/21	87,960	90,049
Radio One Tranche B 7.50% 3/7/16	539,363	552,308
Realogy
2.25% 10/10/13	2,413	2,383
4.25% 10/10/16	22,907	23,136
Rice Drilling 2nd Lien 8.50% 10/11/18	145,104	146,464
Rite Aid 2nd Lien 4.875% 6/13/21	1,038,889	1,043,564
Rite Aid Tranche 1 2nd Lien 5.75% 8/3/20	155,000	159,069
ROC Finance 1st Lien 5.00% 3/27/19	285,001	286,070

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
RP Crown Parent 6.75% 12/14/18	567,143	$572,017
Sabine Oil & Gas 2nd Lien 8.75% 12/31/18	466,667	468,417
Scientific Games International 4.25% 5/22/20	225,000	222,961
Sears 5.75% 6/30/18	815,000	809,251
Serta Simmons Holdings Tranche B 1st Lien 5.00% 8/29/19	419,368	421,407
Shingle Springs Tribal Gaming Authority Tranche B 6.25% 8/19/19	375,000	373,594
Sourcehov 2nd Lien 8.75% 4/30/19	123,000	124,384
St. George’s University 8.50% 12/14/17	114,616	115,905
Stallion Oilfield Holdings 8.00% 6/19/18	266,475	269,973
State Class Tankers II 1st Lien 6.75% 6/10/20	175,000	175,875
Summit Materials Tranche B 5.00% 1/30/19	172,819	173,035
SUPERVALU 5.00% 3/21/19	1,564,537	1,566,655
Syniverse Holdings 1st Lien 4.00% 4/23/19	512,877	512,556
Texas Competitive Electric Holdings 4.50% 10/10/17	1,500,000	1,015,313
Tronox Pigments Tranche B 1st Lien 4.50% 2/26/20	148,628	149,719
Univision Communications 1st Lien 4.00% 3/1/20	208,950	207,383
Univision Communications Tranche C1 1st Lien 4.50% 2/22/20	1,023,876	1,021,316
UPC Financing Partnership Tranche AH 3.25% 6/30/21	170,000	169,097
@Vertis 11.50% 12/20/15	243,194	41,039
Wabash National Tranche B 6.00% 4/17/19	174,767	175,859
Walter Investment Management Tranche B 1st Lien 5.75% 11/15/17	399,437	403,556
Wildhorse Resources 2nd Lien 7.50% 6/7/19	364,286	359,732

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
WMG Acquisition 1st Lien 3.75% 7/7/20	235,000	$234,119

Total Senior Secured Loans (Cost $33,908,040)		33,827,940

	Number of Shares	Value (U.S. $)
COMMON STOCK–0.29%
Capmark Financial Group	23,750	133,594
†Dynegy	18,000	347,760
†@Escrow Dynegy Holdings	1,000,000	2,500
†@=General Maritime	85	1,226
†General Motors	8,529	306,788
†@Motors Liquidation	725,000	73
†@Motors Liquidation	425,000	43
†*Motors Liquidation	1,167	41,370
†@=Newpage.	6,724	586,266

Total Common Stock (Cost $2,035,286)		1,419,620

CONVERTIBLE PREFERRED STOCK–0.10%
†General Motors 4.75% exercise price $39.60, expiration date 12/1/13	9,850	493,978

Total Convertible Preferred Stock (Cost $401,778)		493,978

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.59%
#†Ally Financial 144A 7.00%	1,306	$1,247,965
•Bank of America 8.125%	250,000	275,613
†•Hartford Financial Services Group 7.875%	5,600	157,472
†•XL Group 3.388%	1,505	1,258,556

Total Preferred Stock (Cost $2,796,543)		2,939,606

WARRANTS–0.04%
†@=General Maritime	132	0
†General Motors CW16 exercise price $10.00, expiration date 7/10/16	4,228	111,704
†General Motors CW19 exercise price $18.33, expiration date 7/10/19	4,228	78,641

Total Warrants (Cost $211,691)		190,345

MONEY MARKET FUND–5.16%
Dreyfus Treasury & Agency Cash Management Fund	25,486,218	25,486,218

Total Money Market Fund (Cost $25,486,218)		25,486,218

TOTAL VALUE OF SECURITIES–100.10% (Cost $488,100,065)	494,832,710
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(512,694)

NET ASSETS APPLICABLE TO 43,074,946 SHARES OUTSTANDING–100.00%	$494,320,016

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate value of Rule 144A securities was $169,336,321, which represents 34.26% of the Fund’s net assets. See Note 3 in “Notes.”
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of September 30, 2013. Interest rates reset periodically.
*	Common Stock Unit.
@	Illiquid security. At September 30, 2013, the aggregate value of illiquid securities was $1,344,493, which represents 0.27% of the Fund’s net assets. See Note 3 in “Notes.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $587,492, which represents 0.12% of the Fund’s net assets. See Note 1 in “Notes.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2013.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP JPMorgan High Yield Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$488,181,405

Aggregate unrealized appreciation	$12,955,686
Aggregate unrealized depreciation	(6,304,381)

Net unrealized appreciation	$6,651,305

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable

LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund

Notes (continued)

2. Investments (continued)

and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$829,512	$—	$590,108	$1,419,620
Corporate Debt	493,978	464,302,943	—	464,796,921
Money Market Fund	25,486,218	—	—	25,486,218
Other	190,345	2,939,606	—	3,129,951

Total	$27,000,053	$467,242,549	$590,108	$494,832,710

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP JPMorgan High Yield Fund–19

LVIP Managed Risk American Balanced Allocation Fund

(formerly LVIP Protected American Balanced Allocation Fund)

Schedule of Investments (unaudited)

September 30, 2013

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.63%
Asset Allocation Fund–20.23%
²American Funds® –
Capital Income Builder	4,307,436	$242,034,844

		242,034,844

Equity Funds–23.10%
²American Funds® –
AMCAP Fund	3,047,006	80,897,999
Mutual Fund	4,538,416	149,268,499
†American Funds Insurance Series® –
Growth-Income Fund	994,809	46,159,126

		276,325,624

Fixed Income Funds–39.29%
²American Funds® –
Intermediate Bond Fund of America	2,535,228	34,200,224
†American Funds Insurance Series® –
Bond Fund	26,263,877	286,801,542
High-Income Bond Fund	3,975,237	45,476,707
Mortgage Bond Fund	4,433,700	46,066,138
U.S. Government/AAA-Rated Securities Fund	4,724,845	57,406,872

		469,951,483

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–8.83%
²American Funds® –
EuroPacific Growth Fund	763,976	$35,219,279
New Perspective Fund	639,414	23,402,568
†American Funds Insurance Series® –
Global Small Capitalization Fund	1,934,675	47,012,597

		105,634,444

International Fixed Income Fund–4.86%
†American Funds Insurance Series® –
Global Bond Fund	4,905,134	58,076,783

		58,076,783

Money Market Fund–3.32%
Dreyfus Treasury & Agency Cash Management Fund	39,683,431	39,683,431

		39,683,431

Total Unaffiliated Investment Companies (Cost $1,163,968,918)		1,191,706,609

TOTAL VALUE OF SECURITIES–99.63% (Cost $1,163,968,918)	1,191,706,609
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	4,468,261

NET ASSETS APPLICABLE TO 109,234,604 SHARES OUTSTANDING–100.00%	$1,196,174,870

²	Class R6 shares.
†	Class 1 shares.
«	Includes $4,253,840 cash and $2,030,655 foreign currencies pledged as collateral for futures contracts as of September 30, 2013.

LVIP Managed Risk American Balanced Allocation Fund–1

LVIP Managed Risk American Balanced Allocation Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
318	British Pound Currency	$31,454,501	$32,151,788	12/19/13	$697,287
201	E-mini MSCI Emerging Markets	9,946,118	9,876,135	12/21/13	(69,983)
74	E-mini Russell 2000 Index	7,784,582	7,928,360	12/21/13	143,778
713	E-mini S&P 500 Index	59,993,256	59,688,795	12/21/13	(304,461)
31	E-mini S&P MidCap 400 Index	3,807,643	3,845,860	12/21/13	38,217
19	Euro Currency	3,164,519	3,212,663	12/19/13	48,144
88	Euro STOXX 50 Index	3,412,871	3,427,473	12/24/13	14,602
313	FTSE 100 Index	33,337,434	32,579,286	12/24/13	(758,148)

		$152,900,924			$(190,564)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Managed Risk American Balanced Allocation Fund–2

LVIP Managed Risk American Balanced Allocation Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Managed Risk American Balanced Allocation Fund (Fund) (formerly LVIP Protected American Balanced Allocation Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Fund’s NAVs, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return for the open tax year December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,165,181,298

Aggregate unrealized appreciation	$39,336,535
Aggregate unrealized depreciation	(12,811,224)

Net unrealized appreciation	$26,525,311

LVIP Managed Risk American Balanced Allocation Fund–3

LVIP Managed Risk American Balanced Allocation Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$1,191,706,609

Futures Contracts	$(190,564)

There were no Level 3 investments at the beginning or the end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk American Balanced Allocation Fund–4

LVIP Managed Risk American Growth Allocation Fund

(formerly LVIP Protected American Growth Allocation Fund)

Schedule of Investments (unaudited)

September 30, 2013

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–99.41%
Asset Allocation Fund–17.16%
²American Funds® –
Capital Income Builder	6,251,152	$351,252,255

		351,252,255

Equity Funds–31.43%
²American Funds® –
AMCAP Fund	5,895,540	156,526,581
Mutual Fund	9,456,896	311,037,314
†American Funds Insurance Series® –
Growth-Income Fund	3,789,366	175,826,593

		643,390,488

Fixed Income Funds–20.86%
²American Funds® –
Intermediate Bond Fund of America	1,432,216	19,320,594
†American Funds Insurance Series® –
Bond Fund	26,691,020	291,465,936
High-Income Bond Fund	5,048,847	57,758,815
Mortgage Bond Fund	5,631,747	58,513,848

		427,059,193

	Number of	Value
	Shares	(U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–22.32%
²American Funds® –
EuroPacific Growth Fund	3,879,556	$178,847,551
New Perspective Fund	3,247,087	118,843,397
†American Funds Insurance Series® –
Global Small Capitalization Fund	4,093,725	99,477,506
New World Fund	2,462,185	59,880,340

		457,048,794

International Fixed Income Fund–3.84%
†American Funds Insurance Series® –
Global Bond Fund	6,637,483	78,587,795

		78,587,795

Money Market Fund–3.80%
Dreyfus Treasury & Agency Cash Management Fund	77,821,342	77,821,342

		77,821,342

Total Unaffiliated Investment Companies (Cost $1,946,941,455)		2,035,159,867

TOTAL VALUE OF SECURITIES–99.41% (Cost $1,946,941,455)	2,035,159,867
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	12,004,439

NET ASSETS APPLICABLE TO 181,647,602 SHARES OUTSTANDING–100.00%	$2,047,164,306

²	Class R6 shares.
†	Class 1 shares.
«	Includes $7,404,180 cash and $3,619,991 foreign currencies pledged as collateral for futures contracts as of September 30, 2013.

LVIP Managed Risk American Growth Allocation Fund–1

LVIP Managed Risk American Growth Allocation Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
530	British Pound Currency	$52,424,789	$53,586,313	12/19/13	$1,161,524
437	E-mini MSCI Emerging Markets	21,621,938	21,471,995	12/21/13	(149,943)
103	E-mini Russell 2000 Index	10,842,316	11,035,420	12/21/13	193,104
1,161	E-mini S&P 500 Index	97,652,924	97,193,115	12/21/13	(459,809)
78	E-mini S&P MidCap 400 Index	9,582,452	9,676,680	12/21/13	94,228
47	Euro Currency	7,827,845	7,947,113	12/19/13	119,268
215	Euro STOXX 50 Index	8,333,602	8,373,939	12/24/13	40,337
528	FTSE 100 Index	56,212,455	54,958,028	12/24/13	(1,254,427)

		$264,498,321			$(255,718)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Managed Risk American Growth Allocation Fund–2

LVIP Managed Risk American Growth Allocation Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Managed Risk American Growth Allocation Fund (Fund) (formerly LVIP Protected American Growth Allocation Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return for the open tax year December 31, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,948,434,605

Aggregate unrealized appreciation	$97,872,287
Aggregate unrealized depreciation	(11,147,025)

Net unrealized appreciation	$86,725,262

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term

LVIP Managed Risk American Growth Allocation Fund–3

LVIP Managed Risk American Growth Allocation Fund

Notes (continued)

2. Investments (continued)

or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $1,098,807 and long-term losses of $1,472,131 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$2,035,159,867

Futures Contracts	$(255,718)

There were no Level 3 investments at the beginning or the end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk American Growth Allocation Fund–4

LVIP Managed Risk Profile Conservative Fund (formerly, LVIP Protected Profile Conservative Fund)

Schedule of Investments (unaudited)

September 30, 2013

	Number of	Value
	Shares	(U.S. $)
AFFILIATED INVESTMENT COMPANIES–88.57%
Equity Funds–21.41%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,637,826	$22,457,866
LVIP SSgA S&P 500 Index Fund	16,815,860	204,817,176
LVIP SSgA Small-Cap Index Fund	930,444	23,160,606

		250,435,648

Fixed Income Funds–49.52%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	2,218,155	23,046,633
LVIP Delaware Bond Fund	30,098,175	411,020,679
LVIP Delaware Diversified Floating Rate Fund	5,470,189	55,495,067
LVIP JPMorgan High Yield Fund	3,898,507	44,762,661
LVIP SSgA Bond Index Fund	3,993,112	44,998,379

		579,323,419

International Equity Funds–10.87%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	1,322,903	11,554,238
LVIP MFS International Growth Fund	811,664	11,541,047
LVIP Mondrian International Value Fund	1,324,629	23,073,706
LVIP SSgA Developed International 150 Fund	2,514,674	23,205,408
LVIP SSgA Emerging Markets 100 Fund	1,161,680	11,499,468
LVIP SSgA International Index Fund	5,081,470	46,292,193

		127,166,060

	Number of	Value
	Shares	(U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–6.77%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	6,953,713	$79,244,511

		79,244,511

Total Affiliated Investment Companies (Cost $949,701,868)		1,036,169,638

UNAFFILIATED INVESTMENT COMPANIES–10.98%
Equity Funds–3.74%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	1,616,699	19,141,722
Delaware VIP Value Series	551,478	13,130,698
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	306,910	11,469,224

		43,741,644

Fixed Income Funds–4.47%
²American Funds® –
American Funds Mortgage Fund	1,932,518	19,286,531
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	3,164,799	32,977,210

		52,263,741

Money Market Fund–2.77%
Dreyfus Treasury & Agency Cash Management Fund	32,478,953	32,478,953

		32,478,953

Total Unaffiliated Investment Companies (Cost $106,221,656)		128,484,338

TOTAL VALUE OF SECURITIES–99.55% (Cost $1,055,923,524)	1,164,653,976
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	5,275,399

NET ASSETS APPLICABLE TO 87,042,448 SHARES OUTSTANDING–100.00%	$1,169,929,375

²	Class R6 shares.
†	Non-income producing for the period.
*	Standard Class shares.
«	Includes $4,528,860 cash and $1,226,444 foreign currencies pledged as collateral for futures contracts.
X	Initial Class.

LVIP Managed Risk Profile Conservative Fund–1

LVIP Managed Risk Profile Conservative Fund (formerly, LVIP Protected Profile Conservative Fund)

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
54	British Pound Currency	$5,338,059	$5,459,738	12/19/13	$121,678
144	E-mini MSCI Emerging Markets	7,126,639	7,075,440	12/21/13	(51,199)
133	E-mini Russell 2000 Index	13,989,963	14,249,620	12/21/13	259,657
840	E-mini S&P 500 Index	70,654,290	70,320,600	12/21/13	(333,690)
20	E-mini S&P MidCap 400 Index	2,456,545	2,481,200	12/21/13	24,655
67	Euro Currency	11,156,454	11,328,862	12/19/13	172,409
313	Euro STOXX 50 Index	11,996,701	12,190,897	12/24/13	194,196
55	FTSE 100 Index	5,756,623	5,724,795	12/24/13	(31,828)
31	Japanese Yen Currency	3,880,773	3,947,075	12/19/13	66,302
28	Nikkei 225 (OSE)	3,997,085	4,119,449	12/14/13	122,363

		$136,353,132			$544,543

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Managed Risk Profile Conservative Fund–2

LVIP Managed Risk Profile Conservative Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Managed Risk Profile Conservative Fund (Fund) (formerly, LVIP Protected Profile Conservative Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,066,587,924

Aggregate unrealized appreciation	$110,002,503
Aggregate unrealized depreciation	(11,936,451)

Net unrealized appreciation	$98,066,052

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

LVIP Managed Risk Profile Conservative Fund–3

LVIP Managed Risk Profile Conservative Fund

Notes (continued)

2. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$1,164,653,976

Futures Contracts	$544,543

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile Conservative Fund–4

LVIP Managed Risk Profile Moderate Fund (formerly, LVIP Protected Profile Moderate Fund)

Schedule of Investments (unaudited)

September 30, 2013

	Number of	Value
	Shares	(U.S. $)
AFFILIATED INVESTMENT COMPANIES–90.36%
Equity Funds–31.42%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	13,895,230	$190,531,398
LVIP SSgA S&P 500 Index Fund	93,206,521	1,135,255,420
LVIP SSgA Small-Cap Index Fund	5,918,839	147,331,732
†LVIP T. Rowe Price Growth Stock Fund	1,911,793	48,978,218
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,487,658	48,526,739

		1,570,623,507

Fixed Income Funds–32.58%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	9,409,957	97,769,457
LVIP Delaware Bond Fund	77,352,328	1,056,323,385
LVIP Delaware Diversified Floating Rate Fund	18,574,099	188,434,234
LVIP JPMorgan High Yield Fund	12,412,062	142,515,298
LVIP SSgA Bond Index Fund	12,709,869	143,227,515

		1,628,269,889

International Equity Funds–20.59%
*Lincoln Variable Insurance Products Trust–
†LVIP BlackRock Emerging Markets RPM Fund	9,811,468	97,378,817
LVIP Clarion Global Real Estate Fund	11,219,298	97,989,350
LVIP MFS International Growth Fund	13,769,174	195,783,879
LVIP Mondrian International Value Fund	8,427,040	146,790,613
LVIP SSgA Developed International 150 Fund	15,993,604	147,588,979
LVIP SSgA Emerging Markets 100 Fund	9,852,289	97,527,812
LVIP SSgA International Index Fund	26,999,797	245,968,147

		1,029,027,597

	Number of	Value
	Shares	(U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–5.77%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	25,289,252	$288,196,316

		288,196,316

Total Affiliated Investment Companies (Cost $4,108,132,302)		4,516,117,309

UNAFFILIATED INVESTMENT COMPANIES–9.12%
Commodity Fund–0.94%
**PIMCO CommodityRealReturn Strategy Portfolio	8,213,452	46,898,809

		46,898,809

Equity Funds–3.14%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	4,476,338	52,999,842
Delaware VIP Value Series	2,327,972	55,429,024
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	1,301,883	48,651,385

		157,080,251

Fixed Income Funds–1.89%
²American Funds® –
American Funds Mortgage Fund	1,700,210	16,968,092
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	7,434,604	77,468,578

		94,436,670

Money Market Fund–3.15%
Dreyfus Treasury & Agency Cash Management Fund	157,297,651	157,297,651

		157,297,651

Total Unaffiliated Investment Companies (Cost $393,962,727)		455,713,381

TOTAL VALUE OF SECURITIES–99.48% (Cost $4,502,095,029)	4,971,830,690
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.52%	26,116,555

NET ASSETS APPLICABLE TO 374,969,203 SHARES OUTSTANDING–100.00%	$4,997,947,245

²	Class R6 shares.
†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $19,677,460 cash and $5,227,445 foreign currencies pledged as collateral for futures contracts.
X	Initial Class.

LVIP Managed Risk Profile Moderate Fund–1

LVIP Managed Risk Profile Moderate Fund (formerly, LVIP Protected Profile Moderate Fund)

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
244	British Pound Currency	$24,120,120	$24,669,925	12/19/13	$549,805
1,149	E-mini MSCI Emerging Markets	56,838,240	56,456,115	12/21/13	(382,125)
551	E-mini Russell 2000 Index	58,074,165	59,034,140	12/21/13	959,975
3,100	E-mini S&P 500 Index	260,747,975	259,516,500	12/21/13	(1,231,475)
146	E-mini S&P MidCap 400 Index	17,932,778	18,112,760	12/21/13	179,982
296	Euro Currency	49,264,523	50,049,900	12/19/13	785,377
1,333	Euro STOXX 50 Index	51,038,116	51,918,419	12/24/13	880,303
235	FTSE 100 Index	24,597,443	24,460,486	12/24/13	(136,956)
123	Japanese Yen Currency	15,391,507	15,660,975	12/19/13	269,468
109	Nikkei 225 (OSE)	15,670,053	16,036,425	12/14/13	366,371

		$573,674,920			$2,240,725

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Managed Risk Profile Moderate Fund–2

LVIP Managed Risk Profile Moderate Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Managed Risk Profile Moderate Fund (Fund) (formerly, LVIP Protected Profile Moderate Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,529,973,818

Aggregate unrealized appreciation	$504,609,172
Aggregate unrealized depreciation	(62,752,300)

Net unrealized appreciation	$441,856,872

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $48,961,588 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $36,929,226 expires in 2017 and $12,032,362 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion

LVIP Managed Risk Profile Moderate Fund–3

LVIP Managed Risk Profile Moderate Fund

Notes (continued)

2. Investments (continued)

of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$4,971,830,690

Futures Contracts	$2,240,725

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile Moderate Fund–4

LVIP Managed Risk Profile Growth Fund (formerly, LVIP Protected Profile Growth Fund)

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–91.81%
Equity Funds–36.91%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	15,317,802	$210,037,699
LVIP SSgA S&P 500 Index Fund	132,641,677	1,615,575,622
LVIP SSgA Small-Cap Index Fund	6,522,651	162,361,827
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,741,815	53,484,584

		2,041,459,732

Fixed Income Funds–23.74%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	5,186,295	53,885,605
LVIP Delaware Bond Fund	73,074,109	997,900,029
LVIP Delaware Diversified Floating Rate Fund	10,243,538	103,920,690
LVIP JPMorgan High Yield Fund	9,125,490	104,778,873
LVIP SSgA Bond Index Fund	4,672,421	52,653,518

		1,313,138,715

International Equity Funds–26.37%
*Lincoln Variable Insurance Products Trust–
†LVIP BlackRock Emerging Markets RPM Fund	10,811,150	107,300,667
LVIP Clarion Global Real Estate Fund	12,484,733	109,041,659
LVIP MFS International Growth Fund	15,175,452	215,779,745
LVIP Mondrian International Value Fund	9,288,094	161,789,309
LVIP SSgA Developed International 150 Fund	17,622,643	162,621,752
LVIP SSgA Emerging Markets 100 Fund	16,283,107	161,186,478
LVIP SSgA International Index Fund	59,362,665	540,793,875

		1,458,513,485

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.79%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	23,236,259	$264,800,405

		264,800,405

Total Affiliated Investment Companies (Cost $4,661,435,488)		5,077,912,337

UNAFFILIATED INVESTMENT COMPANIES–7.88%
Commodity Fund–0.93%
**PIMCO CommodityRealReturn Strategy Portfolio	9,045,753	51,651,249

		51,651,249

Equity Funds–2.25%
*Delaware VIP® Trust–
†Delaware VIP U.S. Growth Series	2,948,272	34,907,540
Delaware VIP Value Series	1,504,240	35,815,947
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	1,434,839	53,619,918

		124,343,405

Fixed Income Funds–1.07%
²American Funds® –
American Funds Mortgage Fund	1,578,839	15,756,809
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	4,199,355	43,757,279

		59,514,088

Money Market Fund–3.63%
Dreyfus Treasury & Agency Cash Management Fund	200,563,231	200,563,231

		200,563,231

Total Unaffiliated Investment Companies (Cost $391,891,576)		436,071,973

TOTAL VALUE OF SECURITIES–99.69% (Cost $5,053,327,064)	5,513,984,310
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	16,917,869

NET ASSETS APPLICABLE TO 432,281,267 SHARES OUTSTANDING–100.00%	$5,530,902,179

²	Class R6 shares.
†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $11,116,830 cash and $4,771,468 foreign currencies pledged as collateral for futures contracts.
X	Initial Class.

LVIP Managed Risk Profile Growth Fund–1

LVIP Managed Risk Profile Growth Fund (formerly, LVIP Protected Profile Growth Fund)

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
189	British Pound Currency	$18,859,620	$19,109,081	12/19/13	$249,461
692	E-mini MSCI Emerging Markets	35,343,617	34,001,420	12/21/13	(1,342,197)
75	E-mini Russell 2000 Index	8,025,354	8,035,500	12/21/13	10,146
1,937	E-mini S&P 500 Index	165,192,651	162,155,955	12/21/13	(3,036,696)
74	E-mini S&P MidCap 400 Index	9,197,511	9,180,440	12/21/13	(17,071)
224	Euro Currency	37,702,892	37,875,600	12/19/13	172,708
1,208	Euro STOXX 50 Index	47,135,430	47,049,850	12/24/13	(85,580)
219	FTSE 100 Index	23,074,093	22,795,091	12/24/13	(279,001)
112	Japanese Yen Currency	14,088,562	14,260,400	12/19/13	171,838
101	Nikkei 225 (OSE)	14,819,874	14,859,439	12/14/13	39,565

		$373,439,604			$(4,116,827)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Managed Risk Profile Growth Fund–2

LVIP Managed Risk Profile Growth Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Managed Risk Profile Growth Fund (Fund) (formerly, LVIP Protected Profile Growth Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$5,076,773,941

Aggregate unrealized appreciation	$497,140,436
Aggregate unrealized depreciation	(59,930,067)

Net unrealized appreciation	$437,210,369

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $97,669,319 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $76,572,515 expires in 2017 and $20,846,885 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion

LVIP Managed Risk Profile Growth Fund–3

LVIP Managed Risk Profile Growth Fund

Notes (continued)

2. Investments (continued)

of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $279,919 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$5,513,984,310

Futures Contracts	$(4,116,827)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile Growth Fund–4

LVIP Managed Risk Profile 2010 Fund (formerly, LVIP Protected Profile 2010 Fund)

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–95.29%
Equity Funds–34.29%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	14,596	$554,257
LVIP SSgA S&P 500 Index Fund	1,343,434	16,363,030
LVIP SSgA Small-Cap Index Fund	67,529	1,680,931
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	28,383	553,673

		19,151,891

Fixed Income Funds–41.08%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	480,579	4,993,215
LVIP Delaware Bond Fund	120,063	1,639,574
LVIP Delaware Diversified Floating Rate Fund	264,597	2,684,333
LVIP JPMorgan High Yield Fund	94,212	1,081,747
LVIP SSgA Bond Index Fund	1,113,509	12,548,131

		22,947,000

International Equity Funds–14.03%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	128,018	1,118,105
LVIP SSgA International Index Fund	737,673	6,720,204

		7,838,309

International Fixed Income Fund–5.89%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	288,610	3,289,001

		3,289,001

Total Affiliated Investment Companies (Cost $41,430,403)		53,226,201

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–4.36%
Commodity Fund–0.96%
**PIMCO CommodityRealReturn Strategy Portfolio	93,605	$534,486

		534,486

Fixed Income Fund–0.98%
†American Funds® –
Mortgage FundSM	52,723	547,786

		547,786

International Equity Fund–1.00%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	26,907	558,593

		558,593

Money Market Fund–1.42%
Dreyfus Treasury & Agency Cash Management Fund	795,318	795,318

		795,318

Total Unaffiliated Investment Companies (Cost $2,266,928)		2,436,183

TOTAL VALUE OF SECURITIES–99.65% (Cost $43,697,331)	55,662,384
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	197,060

NET ASSETS APPLICABLE TO 4,709,754 SHARES OUTSTANDING–100.00%	$55,859,444

*	Standard Class shares.
**	Institutional Class shares.
†	Class 1 shares.
«	Includes $136,050 cash and $52,763 foreign currencies pledged as collateral for futures contracts.

LVIP Managed Risk Profile 2010 Fund–1

LVIP Managed Risk Profile 2010 Fund (formerly, LVIP Protected Profile 2010 Fund)

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	British Pound Currency	$(296,522)	$(303,319)	12/19/13	$(6,796)
(5)	E-mini MSCI Emerging Markets	(248,039)	(245,675)	12/21/13	2,364
(3)	E-mini Russell 2000 Index	(315,564)	(321,420)	12/21/13	(5,856)
(23)	E-mini S&P 500 Index	(1,934,420)	(1,925,445)	12/21/13	8,975
(1)	E-mini S&P MidCap 400 Index	(122,813)	(124,060)	12/21/13	(1,247)
(3)	Euro Currency	(499,266)	(507,262)	12/19/13	(7,996)
(10)	Euro STOXX 50 Index	(388,385)	(389,485)	12/24/13	(1,100)
(2)	FTSE 100 Index	(212,978)	(208,174)	12/24/13	4,804
(2)	Japanese Yen Currency	(250,244)	(254,650)	12/19/13	(4,406)
(2)	Nikkei 225 Index (OSE)	(291,403)	(294,246)	12/14/13	(2,843)

		$(4,559,634)			$(14,101)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Managed Risk Profile 2010 Fund–2

LVIP Managed Risk Profile 2010 Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Managed Risk Profile 2010 Fund (Fund) (formerly, LVIP Protected Profile 2010 Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$44,238,434

Aggregate unrealized appreciation	$12,006,185
Aggregate unrealized depreciation	(582,235)

Net unrealized appreciation	$11,423,950

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $2,870,651 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion

LVIP Managed Risk Profile 2010 Fund–3

LVIP Managed Risk Profile 2010 Fund

Notes (continued)

2. Investments (continued)

of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$55,662,384

Futures Contracts	$(14,101)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile 2010 Fund–4

LVIP Managed Risk Profile 2020 Fund (formerly, LVIP Protected Profile 2020 Fund)

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–94.94%
Equity Funds–39.99%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	49,673	$2,111,035
LVIP Delaware Special Opportunities Fund	54,767	2,079,672
LVIP SSgA S&P 500 Index Fund	5,711,528	69,566,414
LVIP SSgA Small-Cap Index Fund	253,344	6,306,235
LVIP SSgA Small-Mid Cap 200 Fund	137,701	2,094,013
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	106,501	2,077,517

		84,234,886

Fixed Income Funds–32.12%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	1,202,911	12,498,245
LVIP Delaware Bond Fund	150,175	2,050,793
LVIP Delaware Diversified Floating Rate Fund	595,832	6,044,716
LVIP JPMorgan High Yield Fund	353,542	4,059,373
LVIP SSgA Bond Index Fund	3,814,626	42,987,018

		67,640,145

International Equity Funds–17.95%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	480,326	4,195,171
LVIP SSgA Emerging Markets 100 Fund	210,883	2,087,527
LVIP SSgA International Index Fund	3,459,482	31,515,881

		37,798,579

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.88%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	902,599	$10,286,023

		10,286,023

Total Affiliated Investment Companies (Cost $157,660,408)		199,959,633

UNAFFILIATED INVESTMENT COMPANIES–5.36%
Commodity Fund–0.95%
**PIMCO CommodityRealReturn Strategy Portfolio	350,736	2,002,702

		2,002,702

International Equity Fund–1.99%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	201,885	4,191,123

		4,191,123

Money Market Fund–2.42%
Dreyfus Treasury & Agency Cash Management Fund	5,092,466	5,092,466

		5,092,466

Total Unaffiliated Investment Companies (Cost $10,288,074)		11,286,291

TOTAL VALUE OF SECURITIES–100.30% (Cost $167,948,482)	211,245,924
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.30%)	(631,353)

NET ASSETS APPLICABLE TO 18,310,045 SHARES OUTSTANDING–100.00%	$210,614,571

*	Standard Class shares.
**	Institutional Class shares.
«	Includes $497,630 cash and $192,739 foreign currencies pledged as collateral for futures contracts.

LVIP Managed Risk Profile 2020 Fund–1

LVIP Managed Risk Profile 2020 Fund (formerly, LVIP Protected Profile 2020 Fund)

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	British Pound Currency	$(890,898)	$(909,956)	12/19/13	$(19,058)
(22)	E-mini MSCI Emerging Markets	(1,088,291)	(1,080,970)	12/21/13	7,321
(12)	E-mini Russell 2000 Index	(1,262,255)	(1,285,680)	12/21/13	(23,425)
(82)	E-mini S&P 500 Index	(6,896,631)	(6,864,630)	12/21/13	32,001
(5)	E-mini S&P MidCap 400 Index	(614,064)	(620,300)	12/21/13	(6,236)
(9)	Euro Currency	(1,497,798)	(1,521,788)	12/19/13	(23,990)
(40)	Euro STOXX 50 Index	(1,553,543)	(1,557,942)	12/24/13	(4,399)
(8)	FTSE 100 Index	(852,238)	(832,697)	12/24/13	19,541
(5)	Japanese Yen Currency	(625,610)	(636,625)	12/19/13	(11,015)
(5)	Nikkei 225 Index (OSE)	(728,458)	(735,616)	12/14/13	(7,158)

		$(16,009,786)			$(36,418)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.

LVIP Managed Risk Profile 2020 Fund–2

LVIP Managed Risk Profile 2020 Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Managed Risk Profile 2020 Fund (Fund) (formerly, LVIP Protected Profile 2020 Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$169,668,520

Aggregate unrealized appreciation	$43,584,856
Aggregate unrealized depreciation	(2,007,452)

Net unrealized appreciation	$41,577,404

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $8,722,199 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion

LVIP Managed Risk Profile 2020 Fund–3

LVIP Managed Risk Profile 2020 Fund

Notes (continued)

2. Investments (continued)

of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$211,245,924

Futures Contracts	$(36,418)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile 2020 Fund–4

LVIP Managed Risk Profile 2030 Fund (formerly, LVIP Protected Profile 2030 Fund)

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–91.80%
Equity Funds–42.32%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	51,805	$2,201,651
LVIP Delaware Special Opportunities Fund	57,120	2,169,015
LVIP MFS Value Fund	67,407	2,140,582
LVIP SSgA S&P 500 Index Fund	6,482,709	78,959,396
LVIP SSgA Small-Mid Cap 200 Fund	143,607	2,183,835
†LVIP T. Rowe Price Growth Stock Fund	85,350	2,186,578
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	222,146	4,333,410

		94,174,467

Fixed Income Funds–24.96%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	626,010	6,504,239
LVIP Delaware Diversified Floating Rate Fund	414,290	4,202,970
LVIP JPMorgan High Yield Fund	184,386	2,117,120
LVIP SSgA Bond Index Fund	3,790,296	42,712,844

		55,537,173

International Equity Funds–20.66%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	500,914	4,374,981
LVIP Mondrian International Value Fund	250,830	4,369,203
LVIP SSgA Emerging Markets 100 Fund	219,913	2,176,914
LVIP SSgA International Index Fund	3,848,644	35,061,151

		45,982,249

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.86%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	753,324	$8,584,877

		8,584,877

Total Affiliated Investment Companies (Cost $161,044,629)		204,278,766

UNAFFILIATED INVESTMENT COMPANIES–8.20%
Commodity Fund–1.88%
**PIMCO CommodityRealReturn Strategy Portfolio	732,299	4,181,425

		4,181,425

International Equity Fund–2.95%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	315,808	6,556,165

		6,556,165

Money Market Fund–3.37%
Dreyfus Treasury & Agency Cash Management Fund	7,496,884	7,496,884

		7,496,884

Total Unaffiliated Investment Companies (Cost $17,139,127)		18,234,474

TOTAL VALUE OF SECURITIES–100.00% (Cost $178,183,756)	222,513,240
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	10,328

NET ASSETS APPLICABLE TO 19,293,922 SHARES OUTSTANDING–100.00%	$222,523,568

†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $441,380 cash and $177,868 foreign currencies pledged as collateral for futures contracts.

LVIP Managed Risk Profile 2030 Fund–1

LVIP Managed Risk Profile 2030 Fund (formerly, LVIP Protected Profile 2030 Fund)

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8)	British Pound Currency	$(790,726)	$(808,850)	12/19/13	$(18,124)
(22)	E-mini MSCI Emerging Markets	(1,087,410)	(1,080,970)	12/21/13	6,440
(5)	E-mini Russell 2000 Index	(525,940)	(535,700)	12/21/13	(9,760)
(76)	E-mini S&P 500 Index	(6,396,604)	(6,362,340)	12/21/13	34,264
(5)	E-mini S&P MidCap 400 Index	(614,064)	(620,300)	12/21/13	(6,236)
(9)	Euro Currency	(1,497,798)	(1,521,788)	12/19/13	(23,989)
(37)	Euro STOXX 50 Index	(1,436,525)	(1,441,096)	12/24/13	(4,571)
(8)	FTSE 100 Index	(813,221)	(832,697)	12/24/13	(19,476)
(5)	Japanese Yen Currency	(625,610)	(636,625)	12/19/13	(11,015)
(4)	Nikkei 225 Index (OSE)	(582,767)	(588,493)	12/14/13	(5,726)

		$(14,370,665)			$(58,193)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Managed Risk Profile 2030 Fund–2

LVIP Managed Risk Profile 2030 Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Managed Risk Profile 2030 Fund (Fund) (formerly, LVIP Protected Profile 2030 Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually.

Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$180,145,683

Aggregate unrealized appreciation	$44,928,240
Aggregate unrealized depreciation	(2,560,683)

Net unrealized appreciation	$42,367,557

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $5,857,775 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion

LVIP Managed Risk Profile 2030 Fund–3

LVIP Managed Risk Profile 2030 Fund

Notes (continued)

2. Investments (continued)

of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$222,513,240

Futures Contracts	$(58,193)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile 2030 Fund–4

LVIP Managed Risk Profile 2040 Fund (formerly, LVIP Protected Profile 2040 Fund)

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–91.02%
Equity Funds–48.58%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	70,487	$2,995,630
LVIP Delaware Special Opportunities Fund	77,711	2,950,920
LVIP MFS Value Fund	91,707	2,912,241
LVIP SSgA S&P 500 Index Fund	4,885,389	59,504,041
LVIP SSgA Small-Mid Cap 200 Fund	97,695	1,485,641
†LVIP T. Rowe Price Growth Stock Fund	58,062	1,487,497
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	151,118	2,947,866

		74,283,836

Fixed Income Fund–13.30%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	1,804,280	20,332,428

		20,332,428

International Equity Funds–25.33%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	344,314	3,007,234
LVIP MFS International Growth Fund	418,243	5,947,000
LVIP Mondrian International Value Fund	341,265	5,944,487
LVIP SSgA Emerging Markets 100 Fund	149,622	1,481,112
LVIP SSgA International Index Fund	2,454,626	22,361,640

		38,741,473

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.81%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	511,756	$5,831,972

		5,831,972

Total Affiliated Investment Companies (Cost $104,651,392)		139,189,709

UNAFFILIATED INVESTMENT COMPANIES–9.32%
Commodity Fund–1.86%
**PIMCO CommodityRealReturn Strategy Portfolio	497,987	2,843,507

		2,843,507

International Equity Fund–2.92%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	214,843	4,460,145

		4,460,145

Money Market Fund–4.54%
Dreyfus Treasury & Agency Cash Management Fund	6,949,843	6,949,843

		6,949,843

Total Unaffiliated Investment Companies (Cost $13,498,941)		14,253,495

TOTAL VALUE OF SECURITIES–100.34% (Cost $118,150,333)	153,443,204
êLIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.34%)	(524,499)

NET ASSETS APPLICABLE TO 13,863,537 SHARES OUTSTANDING–100.00%	$152,918,705

†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
ê	Includes $248,310 cash and $99,161 foreign currencies pledged as collateral for futures contracts.

LVIP Managed Risk Profile 2040 Fund-1

LVIP Managed Risk Profile 2040 Fund (formerly, LVIP Protected Profile 2040 Fund)

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5)	British Pound Currency	$(494,204)	$(505,531)	12/19/13	$(11,327)
(14)	E-mini MSCI Emerging Markets	(692,339)	(687,890)	12/21/13	4,449
(3)	E-mini Russell 2000 Index	(315,564)	(321,420)	12/21/13	(5,856)
(39)	E-mini S&P 500 Index	(3,280,105)	(3,264,885)	12/21/13	15,220
(4)	E-mini S&P MidCap 400 Index	(491,251)	(496,240)	12/21/13	(4,989)
(5)	Euro Currency	(832,110)	(845,438)	12/19/13	(13,328)
(22)	Euro STOXX 50 Index	(855,044)	(856,868)	12/24/13	(1,824)
(4)	FTSE 100 Index	(425,957)	(416,349)	12/24/13	9,608
(3)	Japanese Yen Currency	(375,366)	(381,975)	12/19/13	(6,609)
(2)	Nikkei 225 Index (OSE)	(291,383)	(294,246)	12/14/13	(2,863)

		$(8,053,323)			$(17,519)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Managed Risk Profile 2040 Fund–2

LVIP Managed Risk Profile 2040 Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Managed Risk Profile 2040 Fund (Fund) (formerly, LVIP Protected Profile 2040 Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$120,316,399

Aggregate unrealized appreciation	$35,619,618
Aggregate unrealized depreciation	(2,492,813)

Net unrealized appreciation	$33,126,805

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $3,856,343 may be carried forward and applied against future capital gains. Capital loss carryforwards of $3,487,222, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion

LVIP Managed Risk Profile 2040 Fund–3

LVIP Managed Risk Profile 2040 Fund

Notes (continued)

2. Investments (continued)

of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $369,121 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$153,443,204

Futures Contracts	$(17,519)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile 2040 Fund–4

LVIP Managed Risk Profile 2050 Fund (formerly, LVIP Protected Profile 2050 Fund)

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–88.84%
Equity Funds–51.03%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	8,060	$342,561
LVIP Delaware Special Opportunities Fund	17,773	674,914
LVIP MFS Value Fund	20,977	666,137
LVIP SSgA S&P 500 Index Fund	1,199,483	14,609,708
LVIP SSgA Small-Cap Index Fund	13,702	341,070
LVIP SSgA Small-Mid Cap 200 Fund	44,687	679,554
†LVIP T. Rowe Price Growth Stock Fund	13,279	340,197
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	34,563	674,219

		18,328,360

Fixed Income Fund–4.62%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	147,372	1,660,735

		1,660,735

International Equity Funds–33.19%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	116,914	1,021,123
LVIP MFS International Growth Fund	71,747	1,020,170
LVIP Mondrian International Value Fund	78,052	1,359,581
LVIP SSgA Emerging Markets 100 Fund	34,225	338,796
LVIP SSgA International Index Fund	897,808	8,179,036

		11,918,706

Total Affiliated Investment Companies (Cost $26,678,823)		31,907,801

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–11.12%
Commodity Fund–1.81%
**PIMCO CommodityRealReturn Strategy Portfolio	113,879	$650,249

		650,249

International Equity Fund–2.86%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	49,454	1,026,657

		1,026,657

Money Market Fund–6.45%
Dreyfus Treasury & Agency Cash Management Fund	2,317,974	2,317,974

		2,317,974

Total Unaffiliated Investment Companies (Cost $3,875,526)		3,994,880

TOTAL VALUE OF SECURITIES–99.96% (Cost $30,554,349)	35,902,681
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	14,393

NET ASSETS APPLICABLE TO 3,415,617 SHARES OUTSTANDING–100.00%	$35,917,074

†	Non-income producing for the period.
*	Standard Class shares.
**	Institutional Class shares.
«	Includes $45,000 cash and $40,910 foreign currencies pledged as collateral for futures contracts.

LVIP Managed Risk Profile 2050 Fund–1

LVIP Managed Risk Profile 2050 Fund (formerly, LVIP Protected Profile 2050 Fund)

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(10)	E-mini S&P 500 Index	$(841,053)	$(837,150)	12/21/13	$3,903
(4)	Euro Currency	(665,688)	(676,350)	12/19/13	(10,662)
(14)	Euro STOXX 50 Index	(544,119)	(545,280)	12/24/13	(1,161)

		$(2,050,860)			$(7,920)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP Managed Risk Profile 2050 Fund–2

LVIP Managed Risk Profile 2050 Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln variable Insurance Products Trust (LVIP or the Trust)–LVIP Managed Risk Profile 2050 Fund (Fund) (formerly, LVIP Protected Profile 2050 Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Funds. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$30,876,581

Aggregate unrealized appreciation	$5,421,839
Aggregate unrealized depreciation	(395,739)

Net unrealized appreciation	$5,026,100

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss,

LVIP Managed Risk Profile 2050 Fund–3

LVIP Managed Risk Profile 2050 Fund

Notes (continued)

2. Investments (continued)

whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $179,276 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$35,902,681

Futures Contracts	$(7,920)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile 2050 Fund–4

LVIP MFS International Growth Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.94%
Australia–1.19%
Rio Tinto.	134,094	$7,762,704

		7,762,704

Brazil–2.47%
BM&FBovespa	535,300	3,004,617
Cia de Bebidas das Americas ADR	46,350	1,777,523
Cia Hering	161,000	2,453,174
Itau Unibanco Holding ADR	321,828	4,544,211
Lojas Renner	35,800	1,032,503
LPS Brasil Consultoria de Imoveis	142,400	1,111,546
M Dias Branco	48,500	2,242,603

		16,166,177

Canada–3.73%
Canadian National Railway	125,850	12,757,415
Dollarama	82,610	6,713,541
Suncor Energy	138,907	4,966,696

		24,437,652

Chile–0.33%
Banco Santander Chile ADR	82,605	2,171,685

		2,171,685

■China–0.38%
Guangzhou Automobile Group	2,268,000	2,460,870

		2,460,870

Denmark–2.90%
Carlsberg Class B	79,258	8,168,410
Chr Hansen Holding	108,760	3,853,892
Novo Nordisk Class B	41,218	6,980,735

		19,003,037

Finland–0.57%
Kone Class B	41,557	3,711,971

		3,711,971

France–15.02%
Air Liquide	49,182	6,852,898
Cie Generale d’Optique Essilor International	50,312	5,411,069
Danone	254,964	19,197,191
Dassault Systemes	26,342	3,515,949
Legrand	21,673	1,202,784
L’Oreal	39,410	6,764,625
LVMH Moet Hennessy Louis Vuitton	109,164	21,512,440
Pernod-Ricard	102,613	12,742,044
Publicis Groupe	118,506	9,426,939
Schneider Electric	91,343	7,729,230
Technip	34,040	3,996,377

		98,351,546

Germany–8.25%
Adidas	33,979	3,685,760

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Bayer	81,559	$9,618,323
Brenntag	48,399	8,057,249
Fresenius Medical Care	50,588	3,288,980
Linde	66,393	13,156,983
SAP	119,930	8,869,429
Symrise	165,955	7,351,145

		54,027,869

■Hong Kong–4.15%
AIA Group	2,406,600	11,324,353
China Unicom Hong Kong	3,164,000	4,909,506
Dairy Farm International Holdings	213,300	2,156,463
Li & Fung	6,030,000	8,783,285

		27,173,607

India–0.45%
HDFC Bank ADR	95,750	2,947,185

		2,947,185

Ireland–2.96%
Accenture Class A	163,240	12,020,994
Experian	388,097	7,389,273

		19,410,267

Israel–1.12%
NICE Systems ADR	177,610	7,347,726

		7,347,726

Italy–1.59%
Prysmian	210,122	5,152,222
Saipem	241,849	5,253,346

		10,405,568

Japan–12.89%
Aeon Financial Service	53,200	1,675,915
Honda Motor	388,000	14,831,958
Inpex	534,400	6,316,503
Japan Tobacco	424,500	15,304,686
Lawson	94,200	7,386,453
OBIC	289,700	9,371,196
Santen Pharmaceutical	68,100	3,307,401
Softbank	39,700	2,757,347
Sundrug	87,400	4,363,054
Toyota Motor	85,500	5,484,318
Unicharm	103,300	6,045,852
Yahoo Japan	1,326,400	7,547,682

		84,392,365

■Macau–0.85%
Sands China	903,600	5,593,713

		5,593,713

Netherlands–2.23%
Akzo Nobel	74,145	4,871,372

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Heineken	137,003	$9,706,228

		14,577,600

Panama–0.80%
Copa Holdings Class A	37,785	5,239,646

		5,239,646

Peru–0.81%
Credicorp	41,042	5,272,255

		5,272,255

Republic of Korea–1.16%
NAVER	5,780	2,994,443
Samsung Electronics	3,630	4,617,960

		7,612,403

Russia–0.39%
Sberbank of Russia ADR	214,866	2,585,592

		2,585,592

Spain–1.87%
Amadeus IT Holding	144,275	5,115,583
Inditex	46,138	7,116,905

		12,232,488

Sweden–1.29%
Ericsson Class B	636,756	8,480,790

		8,480,790

Switzerland–11.41%
Cie Financiere Richemont	72,013	7,215,003
Julius Baer Group	180,935	8,447,988
Kuehne & Nagel International	43,623	5,721,450
Nestle	236,051	16,459,899
Roche Holding	46,113	12,443,984
Schindler Holding	34,714	5,215,816
Sonova Holding	83,763	10,423,218
UBS	428,091	8,773,428

		74,700,786

Taiwan–1.06%
Taiwan Semiconductor Manufacturing ADR	411,150	6,973,104

		6,973,104

United Kingdom–17.94%
Aberdeen Asset Management	654,141	4,006,217
Bellway	106,380	2,262,333
BG Group	554,380	10,582,928
Capita	531,869	8,572,854
Compass Group	1,105,708	15,210,093
Croda International	117,718	5,054,575
Diageo	442,982	14,081,259
HSBC Holdings	751,841	8,137,441
Intertek Group	98,065	5,251,658

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Reckitt Benckiser Group	168,689	$12,333,703
Rolls-Royce Holdings	471,881	8,490,018
Standard Chartered	413,404	9,904,217
Weir Group	235,210	8,866,076
Whitbread	98,504	4,725,098

		117,478,470

United States–1.13%
†Mettler-Toledo International	30,848	7,406,296

		7,406,296

Total Common Stock (Cost $555,269,356)		647,923,372

MONEY MARKET FUND–0.98%
Dreyfus Treasury & Agency Cash Management Fund	6,402,403	6,402,403

Total Money Market Fund (Cost $6,402,403)		6,402,403

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.92% (Cost $561,671,759)	$654,325,775
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	523,768

NET ASSETS APPLICABLE TO 46,059,649 SHARES OUTSTANDING–100.00%	$654,849,543

Δ Securities have been classified by country of origin.

■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

† Non-income producing for the period.

The following foreign currency exchange contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	JPY	30,936,097	USD	(312,679)	10/1/13	$2,083
MNB	JPY	130,829,897	USD	(1,330,256)	10/2/13	889
MNB	JPY	485,304	USD	(4,963)	10/3/13	(25)
MNB	ZAR	(2,885,068)	USD	293,021	10/1/13	5,937
MNB	ZAR	(2,037,717)	USD	204,506	10/2/13	1,772

						$10,656

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

JPY–Japanese Yen

MNB–Mellon National Bank

USD–United States Dollar

ZAR–South African Rand

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP MFS International Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$567,409,398

Aggregate unrealized appreciation	$105,080,544
Aggregate unrealized depreciation	(18,164,167)

Net unrealized appreciation	$86,916,377

For federal income tax purposes, at December 31, 2012 capital loss carryforwards of $49,891,369 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $17,856,965 expires in 2016 and $24,423,915 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Losses that will be carried forward under the Act are as follows:

Tax Character
Short-Term	Long-Term
$3,411,887	$4,198,602

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock.	$89,982,720	$557,940,652	$647,923,372
Money Market Fund	6,402,403	—	6,402,403

Total	$96,385,123	$557,940,652	$654,325,775

Foreign Currency Exchange Contracts	$—	$10,656	$10,656

There were no Level 3 investments at the beginning or end of the period.

As a result of international fair value pricing at September 30, 2013, the majority of the Fund’s common stock were categorized as Level 2.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund

LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund

Notes (continued)

2. Investments (continued)

utilizing international fair value pricing during the period. in accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP MFS International Growth Fund–6

LVIP MFS International Growth RPM Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–93.11%
International Equity Fund–93.11%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	1,282,164	$18,231,087

Total Affiliated Investment Company (Cost $17,638,203)		18,231,087

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–6.80%
Money Market Fund–6.80%
Dreyfus Treasury & Agency Cash Management Fund	1,331,645	$1,331,645

Total Unaffiliated Investment Company (Cost $1,331,645)		1,331,645

TOTAL VALUE OF SECURITIES–99.91% (Cost $18,969,848)	19,562,732
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	17,054

NET ASSETS APPLICABLE TO 1,956,856 SHARES OUTSTANDING–100.00%	$19,579,786

*	Standard Class shares.
«	Includes $15,300 cash and $46,919 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	British Pound Currency	$(197,688)	$(202,213)	12/19/13	$(4,525)
(2)	Euro Currency	(332,850)	(338,175)	12/19/13	(5,325)
(8)	Euro STOXX 50 Index	(308,224)	(311,588)	12/24/13	(3,364)
(2)	FTSE 100 Index	(212,478)	(208,174)	12/24/13	4,304
(2)	Japanese Yen Currency	(250,250)	(254,650)	12/19/13	(4,400)
(2)	Nikkei 225 Index (OSE)	(294,073)	(294,246)	12/14/13	(173)

		$(1,595,563)			$(13,483)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP MFS International Growth RPM Fund–1

LVIP MFS International Growth RPM Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP MFS International Growth RPM Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$18,972,240

Aggregate unrealized appreciation	$592,884
Aggregate unrealized depreciation	(2,392)

Net unrealized appreciation	$590,492

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP MFS International Growth RPM Fund–2

LVIP MFS International Growth RPM Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$19,562,732

Futures Contracts	$(13,483)

There were no Level 3 investments at the end of the period.

During the period May 1, 2013* through September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

*	Date of commencement of operations.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP MFS International Growth RPM Fund–3

LVIP MFS Value Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.98%
Aerospace & Defense–8.15%
Honeywell International	204,410	$16,974,206
Lockheed Martin	223,360	28,489,568
Northrop Grumman	100,090	9,534,573
United Technologies	175,440	18,915,941

		73,914,288

Air Freight & Logistics–1.59%
United Parcel Service Class B	158,130	14,448,338

		14,448,338

Auto Components–1.73%
Delphi Automotive	115,960	6,774,383
Johnson Controls	214,180	8,888,470

		15,662,853

Automobiles–0.23%
†General Motors	56,910	2,047,053

		2,047,053

Beverages–2.50%
Coca-Cola Enterprises	81,790	3,288,776
Diageo	478,240	15,202,020
Dr Pepper Snapple Group	92,650	4,152,573

		22,643,369

Capital Markets–6.20%
Bank of New York Mellon	421,530	12,725,991
BlackRock	29,701	8,037,685
Franklin Resources	161,718	8,174,845
Goldman Sachs Group	117,791	18,635,714
State Street	131,470	8,644,153

		56,218,388

Chemicals–2.46%
Air Products & Chemicals	61,200	6,522,084
PPG Industries	89,438	14,941,512
Valspar	12,870	816,344

		22,279,940

Commercial Banks–3.57%
PNC Financial Services Group	88,690	6,425,591
Wells Fargo	628,530	25,970,860

		32,396,451

Commercial Services & Supplies–1.03%
Tyco International	266,260	9,313,775

		9,313,775

Computers & Peripherals–0.17%
Hewlett-Packard	73,910	1,550,632

		1,550,632

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.20%
†Crown Holdings	42,120	$1,780,834

		1,780,834

Diversified Financial Services–5.23%
JPMorgan Chase	661,140	34,174,327
McGraw-Hill Financial	68,190	4,472,582
Moody’s	78,180	5,498,399
NASDAQ OMX Group	103,033	3,306,329

		47,451,637

Diversified Telecommunication Services–2.14%
AT&T	387,790	13,115,058
Verizon Communications	134,150	6,259,439

		19,374,497

Electric Utilities–0.52%
Duke Energy	34,920	2,331,958
PPL	78,992	2,399,777

		4,731,735

Electrical Equipment–0.91%
Eaton	119,420	8,220,873

		8,220,873

Food & Staples Retailing–1.54%
CVS Caremark	245,517	13,933,090

		13,933,090

Food Products–4.36%
Danone	111,116	8,366,338
General Mills	274,970	13,176,562
Kellogg	47,620	2,796,723
Nestle	208,366	14,529,416
Smucker (J.M.)	6,450	677,508

		39,546,547

Health Care Equipment & Supplies–3.57%
Abbott Laboratories	293,090	9,727,657
Covidien	64,250	3,915,395
Medtronic	195,500	10,410,375
St. Jude Medical	155,070	8,317,955

		32,371,382

Health Care Providers & Services–1.28%
†Express Scripts Holding	122,450	7,564,961
Quest Diagnostics	65,950	4,075,051

		11,640,012

Hotels, Restaurants & Leisure–0.64%
McDonald’s	60,750	5,844,758

		5,844,758

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–0.54%
Procter & Gamble	64,925	$4,907,681

		4,907,681

Industrial Conglomerates–3.23%
3M	147,068	17,561,390
Danaher	168,970	11,713,000

		29,274,390

Insurance–7.46%
ACE	104,680	9,793,861
Aon	123,740	9,211,206
Chubb	68,310	6,097,351
MetLife	377,640	17,730,198
Prudential Financial	149,940	11,692,321
Travelers	154,320	13,081,706

		67,606,643

IT Services–5.16%
Accenture Class A	253,660	18,679,522
Fidelity National Information Services	52,760	2,450,174
†Fiserv	47,090	4,758,445
International Business Machines	95,678	17,717,652
Western Union	168,940	3,152,420

		46,758,213

Leisure Equipment & Products–0.56%
Hasbro	107,460	5,065,664

		5,065,664

Life Sciences Tools & Services–1.22%
Thermo Fisher Scientific	119,810	11,040,492

		11,040,492

Machinery–1.89%
Illinois Tool Works	52,270	3,986,633
Pentair	59,902	3,890,036
Stanley Black & Decker	102,352	9,270,021

		17,146,690

Media–4.55%
Comcast Special Class A	203,420	8,822,325
Disney (Walt)	206,880	13,341,691
Omnicom Group	166,530	10,564,663
Viacom Class B	102,080	8,531,846

		41,260,525

Multiline Retail–1.68%
Kohl’s	47,930	2,480,378
Target	199,030	12,733,939

		15,214,317

Multi-Utilities–0.17%
Public Service Enterprise Group	45,390	1,494,693

		1,494,693

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–6.10%
Apache	52,330	$4,455,376
Chevron	127,880	15,537,420
EOG Resources	24,846	4,205,931
Exxon Mobil	205,380	17,670,895
Occidental Petroleum	143,290	13,403,347

		55,272,969

Pharmaceuticals–8.49%
AbbVie	74,700	3,341,331
Johnson & Johnson	362,980	31,466,736
Merck	163,120	7,766,143
Pfizer	986,565	28,324,281
Roche Holding	21,336	5,757,700
Zoetis	8,830	274,790

		76,930,981

Professional Services–0.10%
Dun & Bradstreet	8,800	913,880

		913,880

Road & Rail–0.61%
Canadian National Railway	54,980	5,573,323

		5,573,323

Semiconductors & Semiconductor Equipment–0.56%
Intel	221,180	5,069,446

		5,069,446

Software–1.21%
Oracle	330,820	10,973,299

		10,973,299

Specialty Retail–0.74%
Advance Auto Parts	58,520	4,838,434
Staples	130,020	1,904,793

		6,743,227

Tobacco–5.44%
Altria Group	117,410	4,033,034
Lorillard	224,740	10,063,857
Philip Morris International	407,010	35,242,996

		49,339,887

Wireless Telecommunication Services–1.25%
Vodafone Group	3,221,330	11,306,301

		11,306,301

Total Common Stock (Cost $599,302,386)		897,263,073

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK–0.10%
United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	14,230	$921,962

Total Convertible Preferred Stock (Cost $715,786)		921,962

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.84%
Dreyfus Treasury & Agency Cash Management Fund	7,615,172	$7,614,983

Total Money Market Fund (Cost $7,615,172)		7,614,983

TOTAL VALUE OF SECURITIES–99.92% (Cost $607,633,344)	905,800,018
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	700,110

NET ASSETS APPLICABLE TO 28,585,353 SHARES OUTSTANDING–100.00%	$906,500,128

†	Non-income producing for the period.

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP MFS Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$636,077,170

Aggregate unrealized appreciation	$298,798,870
Aggregate unrealized depreciation	(29,076,022)

Net unrealized appreciation	$269,722,848

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $55,252,627 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $13,624,609 expires in 2016 and $41,628,018 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock	$842,101,298	$55,161,775	$897,263,073
Convertible Preferred Stock	—	921,962	921,962
Money Market Fund	7,614,983	—	7,614,983

Total	$849,716,281	$56,083,737	$905,800,018

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP MFS Value Fund–5

LVIP MFS Value Fund

Notes (continued)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2013.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP MFS Value Fund–6

LVIP Mid-Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–98.44%
Aerospace & Defense–4.36%
Curtiss-Wright	18,200	$854,672
†Esterline Technologies	20,100	1,605,789
†Moog Class A	25,800	1,513,686
†Teledyne Technologies	5,200	441,636

		4,415,783

Beverages–0.07%
Dr Pepper Snapple Group	1,500	67,230

		67,230

Capital Markets–1.39%
LPL Financial Holdings	36,600	1,402,146
†*@=Solar Cayman Escrow	26,800	1,876

		1,404,022

Chemicals–5.19%
Cabot	30,100	1,285,571
Celanese Class A	25,700	1,356,703
Methanex	50,900	2,609,643

		5,251,917

Commercial Banks–6.11%
BankUnited	39,100	1,219,529
Comerica	42,200	1,658,882
First Midwest Bancorp	50,800	767,588
Iberiabank	18,900	980,343
†Popular	11,930	312,924
Zions Bancorp	45,200	1,239,384

		6,178,650

Computers & Peripherals–0.75%
SanDisk	12,700	755,777

		755,777

Construction & Engineering–2.58%
Chicago Bridge & Iron	18,900	1,280,853
KBR	40,700	1,328,448

		2,609,301

Containers & Packaging–3.04%
†Owens-Illinois	29,200	876,584
Packaging Corp of America	31,200	1,781,208
Rexam	53,919	420,169

		3,077,961

Electric Utilities–1.67%
Great Plains Energy	31,800	705,960
Westar Energy	32,200	986,930

		1,692,890

Electrical Equipment–1.81%
Hubbell Class B	17,500	1,832,950

		1,832,950

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–2.19%
†Arrow Electronics	45,600	$2,212,968

		2,212,968

Energy Equipment & Services–2.30%
†Ocean Rig UDW	66,700	1,213,940
Trican Well Service	81,900	1,113,945

		2,327,885

Food Products–3.43%
Bunge	20,500	1,556,155
Ebro Foods	49,129	1,109,325
Ingredion	12,200	807,274

		3,472,754

Gas Utilities–1.61%
UGI	41,500	1,623,895

		1,623,895

Health Care Providers & Services–3.96%
†Brookdale Senior Living	64,300	1,691,090
Community Health Systems	13,000	539,500
†WellCare Health Plans	25,400	1,771,396

		4,001,986

Hotels, Restaurants & Leisure–1.13%
†Norwegian Cruise Line Holdings	37,100	1,144,535

		1,144,535

Household Durables–3.59%
Lennar Class A	18,800	665,520
Newell Rubbermaid	62,400	1,716,000
†Toll Brothers	38,400	1,245,312

		3,626,832

Insurance–9.89%
Argo Group International Holdings	20,600	883,328
Hanover Insurance Group	30,600	1,692,792
Principal Financial Group	29,000	1,241,780
Reinsurance Group of America	34,431	2,306,533
Unum Group	75,200	2,289,088
XL Group	51,800	1,596,476

		10,009,997

IT Services–0.93%
Booz Allen Hamilton Holding	48,900	944,748

		944,748

Machinery–3.77%
AGCO	3,900	235,638
Barnes Group	60,700	2,119,644
Pentair	22,400	1,454,656

		3,809,938

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Media–1.25%
Interpublic Group	73,400	$1,261,012

		1,261,012

Multi-Utilities–1.57%
Alliant Energy	22,700	1,124,785
Wisconsin Energy	11,600	468,408

		1,593,193

Oil, Gas & Consumable Fuels–4.44%
†Cobalt International Energy	79,700	1,981,342
Japan Petroleum Exploration	10,700	461,021
†Newfield Exploration	32,900	900,473
QEP Resources	41,400	1,146,366

		4,489,202

Paper & Forest Products–1.05%
†Louisiana-Pacific	60,400	1,062,436

		1,062,436

Pharmaceuticals–4.04%
Almirall	152,571	1,932,971
Ono Pharmaceutical	16,400	1,007,779
UCB	18,781	1,142,994

		4,083,744

Real Estate Investment Trusts–5.00%
American Assets Trust	33,700	1,028,187
Blackstone Mortgage Trust	46,100	1,161,259
Equity Lifestyle Properties	37,700	1,288,209
Hatteras Financial	23,600	441,556
Plum Creek Timber	24,400	1,142,652

		5,061,863

Real Estate Management & Development–1.06%
†Forest City Enterprises Class A	56,600	1,072,004

		1,072,004

Road & Rail–0.55%
†Avis Budget Group	19,200	553,536

		553,536

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–7.89%
Avago Technologies	50,800	$2,190,496
Maxim Integrated Products	25,500	759,900
†Microsemi	66,600	1,615,050
†NXP Semiconductor	45,200	1,681,892
†Skyworks Solutions	59,600	1,480,464
†Teradyne	15,700	259,364

		7,987,166

Software–2.80%
†Check Point Software Technologies	23,200	1,312,192
†Verint Systems	41,100	1,523,166

		2,835,358

Specialty Retail–3.16%
†Aeropostale	41,600	391,040
GNC Holdings	27,700	1,513,250
Men’s Wearhouse	30,300	1,031,715
Ross Stores	3,600	262,080

		3,198,085

Textiles, Apparel & Luxury Goods–1.47%
Samsonite International	531,900	1,487,051

		1,487,051

Thrift & Mortgage Finance–0.98%
EverBank Financial	66,500	996,170

		996,170

Trading Companies & Distributors–3.41%
Rexel	54,007	1,374,047
†WESCO International	27,100	2,073,963

		3,448,010

Total Common Stock (Cost $75,755,404)		99,590,849

MONEY MARKET FUND–1.26%
Dreyfus Treasury & Agency Cash Management Fund	1,275,497	1,275,497

Total Money Market Fund (Cost $1,275,497)		1,275,497

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.70% (Cost $77,030,901)	$100,866,346
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	302,973

NET ASSETS APPLICABLE TO 5,285,874 SHARES OUTSTANDING–100.00%	$101,169,319

†	Non-income producing for the period.
*	Common Stock Unit.
@	Illiquid security. At September 30, 2013, the aggregate value of illiquid securities was $1,876, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $1,876, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”

The following foreign currency exchange contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	EUR	8,109	USD	(10,932)	10/1/13	$38
MNB	JPY	1,037,758	USD	(10,532)	10/1/13	26

						$64

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

EUR–European Monetary Unit

JPY–Japanese Yen

MNB–Mellon National Bank

USD–United States Dollar

LVIP Mid-Cap Value Fund–3

LVIP Mid-Cap Value Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)-LVIP Mid-Cap Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Mid-Cap Value Fund–4

LVIP Mid-Cap Value Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$78,502,856

Aggregate unrealized appreciation	$24,591,331
Aggregate unrealized depreciation	(2,227,841)

Net unrealized appreciation	$22,363,490

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $37,755,675 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $2,090,068 expires in 2016 and $35,665,607 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$90,653,616	$8,935,357	$1,876	$99,590,849
Money Market Fund	1,275,497	—	—	1,275,497

Total	$91,929,113	$8,935,357	$1,876	$100,866,346

Foreign Currency Exchange Contracts	$—	$64	$—	$64

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair

LVIP Mid-Cap Value Fund–5

LVIP Mid-Cap Value Fund

Notes (continued)

2. Investments (continued)

value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Mid-Cap Value Fund–6

LVIP Mondrian International Value Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.12%
Australia–3.70%
Amcor	1,071,232	$10,452,696
AMP	3,442,402	14,820,176
QBE Insurance Group	1,085,868	14,872,352

		40,145,224

Belgium–0.00%
†*=Ageas VVPR Strip	17,029	0

		0

France–15.70%
Carrefour	401,209	13,761,374
Cie de Saint-Gobain	553,982	27,495,466
†*=GDF Suez VVPR Strip	60,186	0
Orange	2,204,064	27,598,377
Sanofi	296,350	30,013,407
Societe Generale	207,870	10,355,923
Total	537,702	31,166,737
Vallourec	170,261	10,202,062
Vinci	342,711	19,951,415

		170,544,761

Germany–7.75%
Daimler	189,231	14,754,340
Deutsche Telekom	2,182,402	31,608,453
GEA Group	282,118	11,594,865
RWE	377,628	12,848,615
SAP	180,392	13,340,900

		84,147,173

■Hong Kong–1.60%
China Mobile	1,542,000	17,350,706

		17,350,706

Israel–2.59%
Teva Pharmaceutical Industries	10,600	400,456
Teva Pharmaceutical Industries ADR	735,100	27,772,078

		28,172,534

Italy–2.51%
ENI	1,188,665	27,325,241

		27,325,241

Japan–16.27%
Astellas Pharma	351,600	17,961,559
Canon	999,100	31,993,769
HOYA	561,600	13,285,841
Kao	704,000	21,987,335
Seven & I Holdings	537,800	19,717,749
Takeda Pharmaceutical	631,100	29,809,905
Tokio Marine Holdings	599,800	19,666,469
Tokyo Electron	217,400	11,697,153
Toyota Motor	164,900	10,577,358

		176,697,138

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–6.78%
Koninklijke Ahold	1,766,302	$30,601,553
Reed Elsevier	990,277	19,913,404
Royal Dutch Shell Class A	700,727	23,078,847

		73,593,804

Singapore–4.83%
Jardine Matheson Holdings	194,500	10,682,160
Sembcorp Industries	2,617,000	11,049,971
Singapore Telecommunications	5,196,000	15,474,781
United Overseas Bank	922,857	15,223,031

		52,429,943

Spain–6.97%
Banco Santander	1,561,430	12,730,547
Iberdrola	5,917,981	34,399,448
†Telefonica	1,837,553	28,566,805

		75,696,800

Switzerland–7.79%
†ABB	1,104,969	26,097,151
Novartis	415,768	31,978,343
†Zurich Insurance Group	102,832	26,507,477

		84,582,971

Taiwan–0.85%
Taiwan Semiconductor Manufacturing ADR	545,616	9,253,647

		9,253,647

United Kingdom–21.78%
AMEC	851,733	14,797,442
BG Group	1,109,828	21,186,244
BP	3,041,505	21,323,512
Compass Group	1,630,965	22,435,516
G4S	3,647,990	15,027,611
GlaxoSmithKline	1,079,745	27,147,754
National Grid	2,288,217	27,029,800
Tesco	5,755,326	33,458,722
Unilever	738,598	28,716,892
Vodafone Group	7,249,291	25,443,745

		236,567,238

Total Common Stock (Cost $881,121,247)		1,076,507,180

MONEY MARKET FUND–0.65%
Dreyfus Treasury & Agency Cash Management Fund	6,997,290	6,997,290

Total Money Market Fund (Cost $6,997,290)		6,997,290

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.77% (Cost $888,118,537)	$1,083,504,470
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	2,544,489

NET ASSETS APPLICABLE TO 62,392,690 SHARES OUTSTANDING–100.00%	$1,086,048,959

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
*	If dividend payments are received, the tax witholding rate is at a reduced amount of 15%, rather than 25%.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”

The following foreign currency exchange contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

	Contracts to					Unrealized Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(34,739,000)	USD	31,944,247	10/31/13	$(395,074)
MNB	EUR	(565,911)	USD	763,640	10/1/13	(1,955)

						$(397,029)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

EUR–European Monetary Unit

MNB–Mellon National Bank

USD–United States Dollar

VVPR Strip–Dividend Coupon

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Mondrian International Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$897,551,552

Aggregate unrealized appreciation	$219,901,990
Aggregate unrealized depreciation	(33,949,072)

Net unrealized appreciation	$185,952,918

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $75,332,322 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in futures years, will expire as follows: $70,007,434 expires in 2017 and $5,324,888 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock.	$37,025,725	$1,039,481,455	$1,076,507,180
Money Market Fund	6,997,290	—	6,997,290

Total	$44,023,015	$1,039,481,455	$1,083,504,470

Foreign Currency Exchange Contracts	$—	$(397,029)	$(397,029)

The value of Level 3 investments was zero at the end of the period.

As a result of international fair value pricing at September 30, 2013, the majority of the Fund’s common stock investments were categorized as Level 2.

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Mondrian International Value Fund–5

LVIP Money Market Fund

Schedule of Investments (unaudited)

September 30, 2013

	Principal Amount°	Value (U.S. $)
CERTIFICATES OF DEPOSIT–12.24%
Banco Estado Chile
0.20% 1/23/14	25,000,000	$25,000,000
Bank of Montreal Chicago
0.07% 10/1/13	38,000,000	38,000,000
Bank of Nova Scotia Houston
0.17% 10/8/13	7,725,000	7,725,000
0.23% 10/15/13	12,500,000	12,500,000
Chase Bank USA 0.22% 12/4/13	15,000,000	15,000,000

Total Certificates of deposit (Cost $98,225,000)		98,225,000

COMMERICAL PAPER–74.87%
Capital Markets–0.93%
≠Credit Suisse New York 0.27% 10/8/13	7,500,000	7,499,606

		7,499,606

Colleges & Universities–20.73%
Brown University
≠0.12% 12/18/13	11,780,000	11,776,937
≠0.13% 11/6/13	6,000,000	5,999,220
Cornell University
≠0.14% 11/13/13	8,900,000	8,898,512
≠0.15% 3/11/14	12,500,000	12,491,615
≠0.16% 2/6/14	4,600,000	4,597,383
≠0.17% 1/9/14	10,000,000	9,995,278
Dartmouth College
≠0.11% 12/9/13	4,500,000	4,499,051
≠0.13% 10/9/13	10,900,000	10,899,685
Duke University
≠0.12% 12/5/13	6,662,000	6,660,557
≠0.13% 11/19/13	7,500,000	7,498,673
Emory University
0.08% 10/4/13	20,000,000	20,000,000
0.12% 10/15/13	12,500,000	12,500,000
≠Lehigh University 0.14% 11/21/13	3,000,000	2,999,405
University of Chicago
≠0.12% 12/11/13	25,000,000	24,994,083
0.13% 10/10/13	12,500,000	12,499,594
≠Yale University 0.12% 12/3/13	10,000,000	9,997,900

		166,307,893

Commercial Banks–24.73%
Abbey National North America 0.04% 10/1/13	38,000,000	38,000,000
BNP Paribas Canada 0.07% 10/1/13	38,000,000	38,000,000
≠DNB North America Bank
0.18% 12/9/13	6,475,000	6,472,766

	Principal Amount°	Value (U.S. $)
COMMERICAL PAPER (continued)
Commercial Banks (continued)
≠Nordea North America 0.175% 1/3/14	22,730,000	$22,719,614
Skandinav Enskilda Bank
≠0.135% 10/21/13	10,000,000	9,999,250
≠0.27% 3/10/14	15,000,000	14,982,000
≠Societe Generale North America 0.245% 10/31/13	27,565,000	27,559,372
≠Standard Chartered Bank 0.25% 1/24/14	25,000,000	24,980,035
≠Svenska Handelsbank 0.20% 10/22/13	9,175,000	9,173,930
•«Westpac Banking
0.261% 3/28/14	6,500,000	6,500,000

		198,386,967

Consumer Finance–4.82%
≠American Honda Fianance 0.10% 11/8/13	7,425,000	7,424,216
≠BMW US Capital
0.10% 10/21/13	1,035,000	1,034,943
Toyota Motor Credit
≠0.18% 2/26/14	15,575,000	15,563,475
≠0.19% 11/25/13	6,750,000	6,748,041
≠0.22% 1/16/14	7,875,000	7,869,851

		38,640,526

Diversified Financial Services–5.47%
CPPIB Capital
≠0.02% 10/2/13	26,180,000	26,179,985
≠0.17% 12/12/13	11,000,000	10,996,260
≠General Electric Capital 0.18% 2/18/14	6,700,000	6,695,310

		43,871,555

Electric Utilities–3.90%
≠General Electric 0.03% 10/7/13	31,300,000	31,299,844

		31,299,844

Energy Equipment & Services–4.44%
Schlumberger Investment
≠0.14% 12/17/13	12,500,000	12,496,257
≠0.16% 12/3/13	23,150,000	23,143,518

		35,639,775

Health Care Equipment & Supplies–3.11%
≠Medtronic 0.08% 10/29/13	25,000,000	24,998,444

		24,998,444

Municipal Obligations–2.53%
St. Joseph County, Indiana
≠0.16% 10/23/13	12,517,000	12,515,776
≠0.20% 11/14/13	7,757,000	7,755,104

		20,270,880

LVIP Money Market Fund–1

LVIP Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
COMMERICAL PAPER (continued)
Oil, Gas & Consumable Fuels–2.96%
≠Koch Resources 0.04% 10/4/13	23,770,000	$23,769,921

		23,769,921

Pharmaceuticals–1.25%
≠GlaxoSmithKline Finance 0.07% 10/31/13	10,000,000	9,999,417

		9,999,417

Total Commerical Paper (Cost $600,684,828)		600,684,828

CORPORATE BONDS–4.34%
Commercial Banks–1.67%
BB&T 5.70% 4/30/14	2,000,000	2,062,226
Wachovia 4.875% 2/15/14	3,983,000	4,047,521
Wells Fargo 4.95% 10/16/13	7,270,000	7,283,150

		13,392,897

Diversified Financial Services–1.91%
JPMorgan Chase
2.05% 1/24/14	7,500,000	7,540,993
4.875% 3/15/14	7,627,000	7,772,394

		15,313,387

Pharmaceuticals–0.76%
Wyeth 5.50% 2/1/14	6,000,000	6,103,604

		6,103,604

Total Corporate Bonds (Cost $34,809,888)		34,809,888

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–3.81%
California State Revenue
Anticipation Notes
Series A2 2.00% 6/23/14	10,000,000	$10,128,240
*New York State Housing
Finance Agency Revenue
(Broadway)
Series B 0.11% 5/1/44
(LOC-Wells Fargo Bank N.A.)	3,450,000	3,450,000
Orange County, California Taxable Pension Obligation
Series A 0.61% 11/1/13	14,000,000	14,000,000
Series A 0.68% 2/1/14	3,000,000	3,000,796

Total Municipal Bonds (Cost $30,579,036)		30,579,036

DISCOUNT NOTE–3.39%
Federal Home Loan Bank ≠0.00% 10/1/13	27,220,000	27,220,000

Total Discount Note (Cost $27,220,000)		27,220,000

TOTAL VALUE OF SECURITIES–98.65% (Cost $791,518,752)Δ	791,518,752
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.35%	10,816,241

NET ASSETS APPLICABLE TO 80,233,944 SHARES OUTSTANDING–100.00%	$802,334,993

Δ	Also the cost for federal income tax purposes.
•	Variable rate security. The rate shown is the rate as of September 30, 2013. Interest rates reset periodically.
*	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of September 30, 2013.
≠	The rate shown is the effective yield at the time of purchase.
«	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2013, the aggregate value of these securities was $6,500,000, which represented 0.81% of the Fund’s net assets. See Note 3 in “Notes.”
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

LOC–Letter of Credit

LVIP Money Market Fund–2

LVIP Money Market Fund

Notes (unaudited)

September 30,2013

1.Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Money Market Fund (Fund).

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends daily. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Money Market Fund–3

LVIP Money Market Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 2
Corporate Bonds	$34,809,888
Municipal Bonds	30,579,036
Short-Term Investments	726,129,828

Total	$791,518,752

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Credit and Market Risk

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 48.19% of the Fund’s net assets at September 30, 2013. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligble for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of September 30, 2013, no securities have been determined to be illiquid. Section 4(2) securities have been identified on the Schedule of Investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Money Market Fund–4

LVIP RPM VIP Contrafund® Portfolio

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–98.76%
Equity Fund–91.53%
Fidelity®– VIP Contrafund® Portfolio	1,402,417	$44,204,186

		44,204,186

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–7.23%
Dreyfus Treasury & Agency Cash Management Fund	3,491,890	$3,491,890

		3,491,890

Total Unaffiliated Investment Companies (Cost $46,860,910)		47,696,076

TOTAL VALUE OF SECURITIES–98.76% (Cost $46,860,910)	47,696,076
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.24%	596,460

NET ASSETS APPLICABLE TO 4,525,599 SHARES OUTSTANDING–100.00%	$48,292,536

«	Includes $91,000 pledged as collateral for futures contracts as of September 30, 2013.

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
26 E-mini S&P 500 Index	$2,235,084	$2,176,590	12/21/13	$(58,494)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP RPM VIP Contrafund® Portfolio–1

LVIP RPM VIP Contrafund® Portfolio

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP RPM VIP Contrafund® Portfolio (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position is “more-likely-than-not” of being sustained by the applicable tax authority. A tax position not deemed to meet the more-likely-than-not threshold is recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where as such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$46,864,033

Aggregate unrealized appreciation	$832,043
Aggregate unrealized depreciation	—

Net unrealized appreciation	$832,043

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP RPM VIP Contrafund® Portfolio–2

LVIP RPM VIP Contrafund® Portfolio

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$47,696,076

Futures Contracts	$(58,494)

There were no Level 3 investments at the end of the period.

During the period May 1, 2013* through September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

*	Date of commencement of operations.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Effective November 11, 2013, the LVIP RPM VIP Contrafund® Portfolio will change its name to the LVIP VIP Contrafund® RPM Portfolio.

Other than the name change, management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP RPM VIP Contrafund® Portfolio–3

LVIP RPM BlackRock Global Allocation V.I. Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–95.60%
International Equity Fund–91.25%
*BlackRock Global Allocation V.I. Fund .	8,854,763	$154,692,716

		154,692,716

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Money Market Fund–4.35%
Dreyfus Treasury & Agency Cash Management Fund	7,368,904	$7,368,904

		7,368,904

Total Unaffiliated Investment Companies (Cost $159,378,767)		162,061,620

TOTAL VALUE OF SECURITIES–95.60% (Cost $159,378,767)	162,061,620
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–4.40%	7,455,830

NET ASSETS APPLICABLE TO 16,624,826 SHARES OUTSTANDING–100.00%	$169,517,450

*	Class I shares.
ê	Includes $57,220 cash and $38,152 foreign currencies pledged as collateral for futures contracts as of September 30, 2013.

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	British Pound Currency	$(199,788)	$(202,213)	12/19/13	$(2,425)
(3)	E-mini MSCI Emerging Markets	(151,710)	(147,405)	12/21/13	4,305
(2)	E-mini Russell 2000 Index	(212,952)	(214,280)	12/21/13	(1,328)
(6)	E-mini S&P 500 Index	(507,003)	(502,290)	12/21/13	4,713
(1)	Euro Currency	(168,625)	(169,088)	12/19/13	(463)
(5)	Euro STOXX 50 Index	(196,698)	(194,742)	12/24/13	1,956
(2)	FTSE 100 Index	(211,670)	(208,175)	12/24/13	3,495
(3)	Japanese Yen Currency	(380,287)	(381,975)	12/19/13	(1,688)
(2)	Nikkei 225 Index (OSE)	(298,629)	(294,246)	12/14/13	4,383

		$(2,327,362)			$12,948

The use futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes to Financial Statements.”

LVIP RPM BlackRock Global Allocation V.I. Fund–1

LVIP RPM BlackRock Global Allocation V.I. Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP RPM BlackRock Global Allocation V.I. (Fund).

Security Valuation–The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$159,437,626

Aggregate unrealized appreciation	$2,682,853
Aggregate unrealized depreciation	(58,859)

Net unrealized appreciation	$2,623,994

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP RPM BlackRock Global Allocation V.I. Fund–2

LVIP RPM BlackRock Global Allocation V.I. Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$162,061,620

Futures Contracts	$12,948

There were no Level 3 investments at the end of the period.

During the period May 1, 2013* through September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

*	Date of commencement of operations.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value cuased by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Effective November 11, 2013, the LVIP RPM BlackRock Global Allocation V.I. Fund will change its name to the LVIP BlackRock Global Allocation V.I. RPM Fund.

Other than the name change, management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP RPM BlackRock Global Allocation V.I. Fund–3

LVIP SSgA Conservative Index Allocation Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–85.86%
Equity Funds–21.95%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	924,145	$11,256,082
LVIP SSgA Small-Cap Index Fund	103,218	2,569,292

		13,825,374

Fixed Income Fund–49.65%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	2,776,004	31,282,791

		31,282,791

International Equity Fund–14.26%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	986,407	8,986,168

		8,986,168

Total Affiliated Investment Companies
(Cost $48,615,032)		54,094,333

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–14.11%
Fixed Income Fund–10.07%
SPDR® Barclays Capital TIPS ETF	113,592	$6,340,705

		6,340,705

International Equity Fund–3.99%
iShares Core MSCI Emerging Markets
ETF	51,669	2,513,697

		2,513,697

Money Market Fund–0.05%
Dreyfus Treasury & Agency Cash
Management Fund	33,789	33,789

		33,789

Total Unaffiliated Investment Companies (Cost $9,122,999)		8,888,191

TOTAL VALUE OF SECURITIES–99.97% (Cost $57,738,031)	62,982,524
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	19,260

NET ASSETS APPLICABLE TO 5,318,078 SHARES OUTSTANDING–100.00%	$63,001,784

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Conservative Index Allocation Fund–1

LVIP SSgA Conservative Index Allocation Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Conservative Index Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$58,656,821

Aggregate unrealized appreciation	$5,760,378
Aggregate unrealized depreciation	(1,434,675)

Net unrealized appreciation	$4,325,703

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $32,113 and long-term losses of $158,273 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP SSgA Conservative Index Allocation Fund–2

LVIP SSgA Conservative Index Allocation Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$62,982,524

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Conservative Index Allocation Fund–3

LVIP SSgA Conservative Structured Allocation Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–89.98%
Equity Funds–21.93%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,318,291	$18,076,411
LVIP SSgA S&P 500 Index Fund	1,489,940	18,147,467
LVIP SSgA Small-Cap Index Fund	166,441	4,143,040
LVIP SSgA Small-Mid Cap 200 Fund	271,388	4,126,994

		44,493,912

Fixed Income Fund–49.69%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	8,948,306	100,838,462

		100,838,462

International Equity Funds–18.36%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	1,574,618	14,530,571
LVIP SSgA Emerging Markets 100 Fund	831,268	8,228,723
LVIP SSgA International Index Fund	1,590,940	14,493,461

		37,252,755

Total Affiliated Investment Companies (Cost $166,122,155)		182,585,129

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–10.19%
Fixed Income Fund–10.07%
SPDR® Barclays Capital TIPS ETF	366,202	$20,441,395

		20,441,395

Money Market Fund–0.12%
Dreyfus Treasury & Agency Cash Management Fund	234,405	234,405

		234,405

Total Unaffiliated Investment Companies (Cost $20,772,848)		20,675,800

TOTAL VALUE OF SECURITIES–100.17% (Cost $186,895,003)	203,260,929
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(339,896)

NET ASSETS APPLICABLE TO 17,505,720 SHARES OUTSTANDING–100.00%	$202,921,033

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Conservative Structured Allocation Fund–1

LVIP SSgA Conservative Structured Allocation Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Conservative Structured Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$189,386,066

Aggregate unrealized appreciation	$17,473,075
Aggregate unrealized depreciation	(3,598,212)

Net unrealized appreciation	$13,874,863

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP SSgA Conservative Structured Allocation Fund–2

LVIP SSgA Conservative Structured Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$203,260,929

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Conservative Structured Allocation Fund–3

LVIP SSgA Moderately Aggressive Index Allocation Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–85.08%
Equity Funds–37.92%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	3,776,613	$45,999,144
LVIP SSgA Small-Cap Index Fund	677,836	16,872,692

		62,871,836

Fixed Income Fund–24.78%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	3,646,701	41,094,675

		41,094,675

International Equity Fund–22.38%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund .	4,072,446	37,099,981

		37,099,981

Total Affiliated Investment Companies (Cost $118,184,699)		141,066,492

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–15.16%
Fixed Income Fund–5.03%
SPDR® Barclays Capital TIPS ETF	149,331	$8,335,656

		8,335,656

International Equity Fund–9.97%
iShares Core MSCI Emerging Markets ETF	339,997	16,540,854

		16,540,854

Money Market Fund–0.16%
Dreyfus Treasury & Agency Cash Management Fund	266,497	266,497

		266,497

Total Unaffiliated Investment Companies (Cost $26,165,796)		25,143,007

TOTAL VALUE OF SECURITIES–100.24% (Cost $144,350,495)	166,209,499
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.24%)	(391,936)

NET ASSETS APPLICABLE TO 13,053,204 SHARES OUTSTANDING–100.00%	$165,817,563

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderately Aggressive Index Allocation Fund–1

LVIP SSgA Moderately Aggressive Index Allocation Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Moderately Aggressive Index Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$145,360,524

Aggregate unrealized appreciation	$23,180,460
Aggregate unrealized depreciation	(2,331,485)

Net unrealized appreciation	$20,848,975

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $243,640 and long-term losses of $919,154 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP SSgA Moderately Aggressive Index Allocation Fund–2

LVIP SSgA Moderately Aggressive Index Allocation Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$166,209,499

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderately Aggressive Index Allocation Fund–3

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–95.03%
Equity Funds–37.80%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,207,176	$57,688,797
LVIP SSgA S&P 500 Index Fund	4,754,609	57,911,143
LVIP SSgA Small-Cap Index Fund	853,275	21,239,721
LVIP SSgA Small-Mid Cap 200 Fund	1,391,309	21,157,637

		157,997,298

Fixed Income Fund–24.76%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	9,181,852	103,470,288

		103,470,288

International Equity Funds–32.47%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	5,073,602	46,819,202
LVIP SSgA Emerging Markets 100 Fund	4,260,552	42,175,208
LVIP SSgA International Index Fund	5,126,794	46,705,092

		135,699,502

Total Affiliated Investment Companies (Cost $348,595,869)		397,167,088

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–5.03%
Fixed Income Fund–5.02%
SPDR® Barclays Capital TIPS ETF	375,711	$20,972,188

		20,972,188

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund	28,581	28,581

		28,581

Total Unaffiliated Investment Companies (Cost $21,192,392)		21,000,769

TOTAL VALUE OF SECURITIES–100.06% (Cost $369,788,261)	418,167,857
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(241,652)

NET ASSETS APPLICABLE TO 33,550,255 SHARES OUTSTANDING–100.00%	$417,926,205

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderately Aggressive Structured Allocation Fund–1

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Moderately Aggressive Structured Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$375,842,328

Aggregate unrealized appreciation	$54,051,460
Aggregate unrealized depreciation	(11,725,931)

Net unrealized appreciation	$42,325,529

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP SSgA Moderately Aggressive Structured Allocation Fund–2

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$418,167,857

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderately Aggressive Structured Allocation Fund–3

LVIP SSgA Moderate Index Allocation Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–84.04%
Equity Funds–33.92%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	3,942,638	$48,021,330
LVIP SSgA Small-Cap Index Fund	609,750	15,177,892

		63,199,222

Fixed Income Fund–29.76%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	4,919,777	55,440,963

		55,440,963

International Equity Fund–20.36%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	4,163,211	37,926,854

		37,926,854

Total Affiliated Investment Companies (Cost $134,311,006)		156,567,039

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–16.04%
Fixed Income Fund–10.06%
SPDR® Barclays Capital TIPS ETF	335,564	$18,731,182

		18,731,182

International Equity Fund–5.98%
iShares Core MSCI Emerging Markets ETF	229,154	11,148,342

		11,148,342

Total Unaffiliated Investment Companies (Cost $30,913,530)		29,879,524

TOTAL VALUE OF SECURITIES–100.08% (Cost $165,224,536)	186,446,563
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(147,372)

NET ASSETS APPLICABLE TO 14,870,142 SHARES OUTSTANDING–100.00%	$186,299,191

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderate Index Allocation Fund–1

LVIP SSgA Moderate Index Allocation Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderate Index Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$166,320,414

Aggregate unrealized appreciation	$22,861,133
Aggregate unrealized depreciation	(2,734,984)

Net unrealized appreciation	$20,126,149

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $135,443 and long-term losses of $521,037 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP SSgA Moderate Index Allocation Fund–2

LVIP SSgA Moderate Index Allocation Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$186,446,563

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderate Index Allocation Fund–3

LVIP SSgA Moderate Structured Allocation Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–90.02%
Equity Funds–33.84%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	8,548,218	$117,213,159
LVIP SSgA S&P 500 Index Fund	9,661,003	117,671,014
LVIP SSgA Small-Cap Index Fund	1,494,183	37,193,198
LVIP SSgA Small-Mid Cap 200 Fund	2,436,321	37,049,135

		309,126,506

Fixed Income Fund–29.74%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	24,104,550	271,634,170

		271,634,170

International Equity Funds–26.44%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	10,096,934	93,174,508
LVIP SSgA Emerging Markets 100 Fund	5,596,108	55,395,870
LVIP SSgA International Index Fund	10,202,137	92,941,471

		241,511,849

Total Affiliated Investment Companies (Cost $747,046,864)		822,272,525

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–10.05%
Fixed Income Fund–10.05%
SPDR® Barclays Capital TIPS ETF	1,644,207	$91,779,635

Total Unaffiliated Investment Company (Cost $94,246,761)		91,779,635

TOTAL VALUE OF SECURITIES–100.07% (Cost $841,293,625)	914,052,160
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(667,351)

NET ASSETS APPLICABLE TO 75,088,489 SHARES OUTSTANDING–100.00%	$913,384,809

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Moderate Structured Allocation Fund–1

LVIP SSgA Moderate Structured Allocation Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Moderate Structured Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$848,337,631

Aggregate unrealized appreciation	$82,230,556
Aggregate unrealized depreciation	(16,516,027)

Net unrealized appreciation	$65,714,529

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP SSgA Moderate Structured Allocation Fund–2

LVIP SSgA Moderate Structured Allocation Fund

Notes (continued)

2. Investments (continued)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$914,052,160

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Moderate Structured Allocation Fund–3

LVIP SSgA Bond Index Fund

Schedule of Investments (unaudited)

September 30, 2013

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–29.38%
Fannie Mae ARM
•2.562% 7/1/38	215,680	$228,755
•2.593% 9/1/37	283,087	300,831
•2.725% 11/1/35	333,557	345,017
•2.948% 11/1/41	487,629	508,551
•3.28% 1/1/41	2,390,097	2,496,485
•3.284% 6/1/41	3,810,862	3,988,128
•5.415% 9/1/38	36,377	39,127
•5.737% 3/1/37	501,126	541,238
Fannie Mae S.F. 10 yr
3.00% 8/1/21	3,523,999	3,687,682
4.50% 2/1/14	3,261	3,460
4.50% 4/1/14	8,692	9,224
5.50% 12/1/14	34,075	35,829
5.50% 11/1/15	4,470	4,702
6.00% 12/1/13	8,936	8,952
6.00% 3/1/16	205,296	214,094
6.00% 10/1/16	154,478	162,683
6.00% 12/1/17	88,697	93,281
6.00% 9/1/18	21,557	23,315
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,947,649	1,960,352
2.50% 3/1/28	4,534,628	4,569,833
2.50% 4/1/28	4,785,577	4,816,777
2.50% 7/1/28	981,432	987,811
2.50% 9/1/28	1,989,577	2,002,539
3.00% 11/1/26	4,334,968	4,492,098
3.00% 6/1/27	1,072,963	1,112,127
3.00% 8/1/27	1,956,314	2,027,752
3.00% 9/1/27	8,025,095	8,318,160
3.00% 10/1/27	1,185,209	1,228,503
3.00% 12/1/27	365,454	378,814
3.50% 11/1/25	1,236,285	1,305,281
3.50% 12/1/25	2,951,685	3,118,580
3.50% 12/1/26	1,760,810	1,859,368
4.00% 4/1/24	263,992	280,400
4.00% 5/1/24	518,438	550,193
4.00% 6/1/24	493,445	523,719
4.00% 7/1/24	247,588	262,903
4.00% 10/1/24	19,812	21,029
4.00% 12/1/24	738,541	783,848
4.00% 1/1/25	931,542	996,627
4.00% 3/1/25	1,019,851	1,092,193
4.00% 5/1/25	441,617	468,809
4.00% 7/1/25	9,198	9,762
4.00% 8/1/25	35,755	37,956
4.00% 9/1/25	393,922	418,092
4.00% 10/1/25	429,024	455,528
4.00% 1/1/26	13,587	14,425
4.00% 3/1/26	1,132,037	1,200,955
4.00% 5/1/26	12,520	13,287
4.50% 2/1/23	266,448	283,447

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 4/1/23	22,031	$23,395
4.50% 5/1/23	28,814	30,610
4.50% 6/1/23	663,130	704,040
4.50% 11/1/23	31,655	33,626
4.50% 1/1/24	5,445	5,784
4.50% 2/1/24	8,199	8,724
4.50% 3/1/24	10,019	10,647
4.50% 4/1/24	298,832	317,654
4.50% 5/1/24	564,711	600,636
4.50% 7/1/24	468,551	498,165
4.50% 8/1/24	629,714	669,579
4.50% 11/1/24	285,864	303,949
4.50% 4/1/25	462,009	491,025
4.50% 5/1/25	45,965	48,849
4.50% 6/1/25	9,679	10,288
5.00% 6/1/19	3,172	3,375
5.00% 4/1/21	106,099	113,816
5.00% 4/1/23	62,015	66,541
5.00% 6/1/23	1,100,117	1,180,137
5.00% 9/1/23	475,387	509,930
5.00% 11/1/23	353,132	378,893
5.00% 12/1/23	289,897	310,853
5.00% 4/1/24	366,183	392,921
5.00% 3/1/25	118,696	127,309
5.00% 6/1/25	5,599	6,003
5.50% 12/1/18	313,378	330,044
5.50% 3/1/20	532,735	561,179
5.50% 4/1/22	113,826	123,703
5.50% 7/1/22	140,087	152,274
5.50% 1/1/24	122,102	132,741
5.50% 2/1/24	289,104	314,302
6.00% 2/1/14	16,395	16,459
6.00% 12/1/18	266	270
6.00% 6/1/20	19,603	20,894
6.00% 8/1/22	26,412	28,184
6.00% 9/1/22	100,072	110,498
6.00% 8/1/23	15,661	17,361
Fannie Mae S.F. 15 yr TBA 3.50% 10/1/28	5,000,000	5,275,781
Fannie Mae S.F. 20 yr 6.50% 12/1/17	939	1,038
Fannie Mae S.F. 30 yr
3.00% 9/1/42	2,835,894	2,772,883
3.00% 10/1/42	4,314,831	4,219,143
3.00% 11/1/42	2,856,685	2,793,212
3.00% 12/1/42	2,646,736	2,588,128
3.00% 1/1/43	5,780,290	5,651,856
3.00% 3/1/43	12,181,408	11,910,744
3.00% 6/1/43	8,653,418	8,461,144
3.50% 10/1/40	1,488,400	1,516,262
3.50% 12/1/40	718,661	732,127
3.50% 2/1/41	1,318,366	1,343,046
3.50% 9/1/42	11,002,556	11,214,856

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 10/1/42	6,408,904	$6,529,256
3.50% 11/1/42	2,819,248	2,872,104
3.50% 1/1/43	4,815,093	4,905,513
3.50% 7/1/43	8,907,856	9,074,892
4.00% 1/1/39	77,182	80,865
4.00% 2/1/39	146,392	153,548
4.00% 3/1/39	6,131	6,428
4.00% 4/1/39	515,360	540,718
4.00% 6/1/39	219,069	229,813
4.00% 8/1/39	863,571	907,765
4.00% 9/1/39	1,053,436	1,110,218
4.00% 11/1/39	72,238	75,784
4.00% 12/1/39	1,781,741	1,870,751
4.00% 1/1/40	739,887	776,505
4.00% 5/1/40	331,536	347,825
4.00% 8/1/40	142,050	149,071
4.00% 9/1/40	291,856	306,208
4.00% 10/1/40	1,323,412	1,388,760
4.00% 11/1/40	1,931,182	2,029,494
4.00% 12/1/40	2,763,559	2,904,534
4.00% 1/1/41	7,591,448	7,965,660
4.00% 2/1/41	1,711,236	1,796,329
4.00% 3/1/41	45,362	47,593
4.00% 4/1/41	604,352	634,243
4.00% 5/1/41	3,168,734	3,324,090
4.00% 6/1/41	53,236	55,854
4.00% 9/1/41	685,221	718,863
4.00% 10/1/41	387,471	406,728
4.00% 11/1/41	720,521	756,224
4.00% 12/1/41	32,515	34,124
4.00% 1/1/42	25,907	27,192
4.00% 3/1/42	566,610	594,483
4.50% 8/1/33	47,997	51,406
4.50% 1/1/34	35,496	37,881
4.50% 9/1/35	196,136	209,524
4.50% 2/1/38	72,422	77,220
4.50% 4/1/38	97,261	103,704
4.50% 7/1/38	86,651	92,428
4.50% 11/1/38	372,168	397,040
4.50% 2/1/39	907,741	968,302
4.50% 3/1/39	703,679	750,814
4.50% 4/1/39	1,997,714	2,138,722
4.50% 5/1/39	742,556	798,885
4.50% 6/1/39	256,900	274,149
4.50% 7/1/39	1,107,381	1,182,241
4.50% 9/1/39	489,450	525,765
4.50% 1/1/40	1,559,075	1,689,982
4.50% 2/1/40	2,950,278	3,172,147
4.50% 5/1/40	1,809,106	1,939,962
4.50% 6/1/40	873,251	933,014
4.50% 8/1/40	358,908	383,103
4.50% 9/1/40	1,040,208	1,111,271

	Principal	Value
	Amount°	(U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 10/1/40	5,670,022	$6,063,973
4.50% 11/1/40	985,959	1,053,727
4.50% 2/1/41	4,076,077	4,357,709
4.50% 4/1/41	40,350	43,104
4.50% 5/1/41	378,548	404,316
4.50% 6/1/41	543,208	580,345
5.00% 12/1/32	86,135	93,399
5.00% 9/1/33	350,925	381,753
5.00% 4/1/34	1,239,591	1,342,558
5.00% 7/1/34	806,482	875,337
5.00% 11/1/34	402,659	437,915
5.00% 4/1/35	258,433	280,547
5.00% 6/1/35	433,199	469,451
5.00% 7/1/35	5,007,058	5,434,164
5.00% 9/1/35	94,062	101,861
5.00% 10/1/35	335,913	364,326
5.00% 12/1/35	1,571,771	1,704,447
5.00% 2/1/36	3,609,424	3,913,115
5.00% 3/1/36	205,354	222,695
5.00% 11/1/36	73,590	79,646
5.00% 8/1/37	63,214	68,404
5.00% 4/1/38	525,975	569,112
5.00% 7/1/38	48,909	52,920
5.00% 11/1/38	63,333	68,527
5.00% 8/1/39	2,154,363	2,335,483
5.00% 12/1/39	459,673	506,539
5.00% 1/1/40	987,547	1,086,228
5.00% 7/1/40	3,639,785	3,956,548
5.50% 11/1/33	128,881	140,349
5.50% 1/1/34	168,261	183,864
5.50% 5/1/34	220,904	241,385
5.50% 7/1/34	340,025	371,316
5.50% 10/1/34	380,713	418,485
5.50% 9/1/35	235,903	256,980
5.50% 10/1/35	244,920	266,467
5.50% 12/1/35	809,746	884,222
5.50% 1/1/36	1,173,090	1,277,565
5.50% 4/1/36	3,351,775	3,652,269
5.50% 8/1/36	639,251	696,298
5.50% 2/1/37	89,942	97,980
5.50% 3/1/37	243,820	265,270
5.50% 5/1/37	396,897	432,399
5.50% 6/1/37	341,825	374,471
5.50% 8/1/37	127,123	138,306
5.50% 11/1/37	2,783	3,028
5.50% 12/1/37	1,302	1,416
5.50% 1/1/38	1,106,153	1,203,468
5.50% 2/1/38	252,348	274,548
5.50% 6/1/38	35,825	38,976
5.50% 7/1/38	304,875	331,718
5.50% 10/1/38	126,469	137,596
5.50% 1/1/39	578,626	629,549

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 5/1/39	1,201,223	$1,306,901
5.50% 6/1/39	1,137,193	1,237,238
5.50% 7/1/41	994,301	1,081,775
6.00% 12/1/35	313,366	347,651
6.00% 2/1/36	146,899	160,313
6.00% 6/1/36	91,521	100,520
6.00% 7/1/36	281,726	308,395
6.00% 8/1/36	175,114	191,105
6.00% 9/1/36	304,466	332,589
6.00% 10/1/36	301,900	330,303
6.00% 11/1/36	21,541	23,508
6.00% 1/1/37	164,104	179,170
6.00% 2/1/37	1,110,126	1,215,484
6.00% 3/1/37	107,219	117,010
6.00% 4/1/37	21,733	23,732
6.00% 5/1/37	347,802	380,139
6.00% 6/1/37	195,129	212,947
6.00% 8/1/37	524,605	573,388
6.00% 9/1/37	669,958	731,135
6.00% 10/1/37	1,149,942	1,254,948
6.00% 11/1/37	211,850	231,195
6.00% 1/1/38	103,669	113,465
6.00% 2/1/38	137,057	149,572
6.00% 4/1/38	10,904	11,901
6.00% 5/1/38	423,189	461,833
6.00% 6/1/38	217,983	237,888
6.00% 8/1/38	148,068	161,589
6.00% 9/1/38	72,549	79,224
6.00% 10/1/38	104,664	114,221
6.00% 11/1/38	117,213	127,917
6.00% 12/1/38	1,515,356	1,659,337
6.00% 4/1/40	1,241,775	1,355,425
6.50% 3/1/32	1,722	1,934
6.50% 7/1/36	208,370	230,295
6.50% 9/1/36	208,647	230,602
6.50% 11/1/36	215,493	238,167
6.50% 9/1/37	31,306	34,657
6.50% 10/1/37	423,576	469,117
6.50% 2/1/38	364,363	402,703
6.50% 3/1/38	714,761	792,534
6.50% 5/1/38	140,812	155,629
6.50% 7/1/38	449,843	497,176
6.50% 10/1/38	321,459	356,233
7.00% 8/1/39	743,684	853,299
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/43	6,500,000	6,349,688
3.50% 10/1/43	7,500,000	7,634,766
4.00% 10/1/43	7,500,000	7,866,797
4.50% 10/1/43	5,000,000	5,339,844
5.50% 10/1/43	8,000,000	8,720,000
Freddie Mac ARM
•2.681% 11/1/37	261,919	277,333

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.689% 9/1/37	501,553	$530,679
•3.522% 9/1/40	1,310,871	1,371,146
•3.572% 8/1/40	1,409,814	1,487,775
•5.797% 6/1/36	134,189	137,961
Freddie Mac S.F. 15 yr
2.50% 4/1/28	213,565	215,224
2.50% 7/1/28	718,873	723,668
2.50% 8/1/28	4,971,755	5,004,773
2.50% 9/1/28	3,567,561	3,591,834
3.00% 11/1/26	5,402,474	5,588,083
3.00% 2/1/27	476,982	493,388
3.00% 3/1/27	2,682,117	2,777,592
3.00% 4/1/27	2,004,011	2,072,924
3.00% 11/1/27	933,067	965,113
3.50% 12/1/25	2,990,074	3,154,261
3.50% 3/1/26	2,200,210	2,317,389
4.00% 2/1/24	153,713	163,812
4.00% 8/1/24	244,957	259,307
4.00% 2/1/25	319,097	337,696
4.00% 7/1/25	1,006,796	1,065,888
4.00% 4/1/26	2,095,301	2,219,835
4.50% 1/1/15	13,798	14,568
4.50% 2/1/15	10,993	11,605
4.50% 8/1/15	9,369	9,891
4.50% 3/1/18	231,807	244,993
4.50% 4/1/18	196,722	207,886
4.50% 10/1/18	75,505	79,807
4.50% 11/1/18	281,297	297,324
4.50% 12/1/18	129,729	137,110
4.50% 1/1/19	129,704	137,094
4.50% 2/1/19	174,714	184,681
4.50% 7/1/19	242,162	255,914
4.50% 12/1/19	85,988	90,871
4.50% 4/1/21	64,373	68,070
4.50% 1/1/23	78,312	82,839
4.50% 4/1/23	129,293	136,812
4.50% 5/1/23	257,785	272,720
4.50% 6/1/23	17,571	18,563
4.50% 12/1/23	30,009	31,754
4.50% 6/1/24	12,370	13,082
4.50% 7/1/24	432,747	457,473
4.50% 8/1/24	188,637	201,105
4.50% 11/1/24	377,310	399,048
4.50% 5/1/25	152,017	160,734
5.00% 10/1/17	20,589	21,813
5.00% 4/1/18	387,249	410,048
5.00% 1/1/22	391,225	422,685
5.00% 6/1/22	178,569	192,865
5.00% 4/1/23	272,553	294,378
5.00% 1/1/25	42,744	45,812
5.00% 3/1/25	649,970	691,562
5.00% 7/1/25	145,570	154,522

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
5.50% 12/1/13	5,979	$6,289
5.50% 12/1/15	49,269	51,845
5.50% 11/1/16	288,374	303,641
5.50% 11/1/17	152,919	160,835
5.50% 4/1/18	127,168	134,081
5.50% 11/1/21	2,664	2,806
5.50% 6/1/23	39,185	42,279
5.50% 7/1/24	271,653	285,717
5.50% 12/1/24	372,437	392,390
6.00% 12/1/22	144,697	157,996
6.00% 11/1/23	202,504	224,567
Freddie Mac S.F. 15 yr TBA
2.50% 10/1/28	11,000,000	11,063,593
3.00% 10/1/28	5,000,000	5,169,532
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,908,424	2,833,339
3.00% 1/1/43	6,230,025	6,069,188
3.00% 3/1/43	7,309,254	7,120,556
3.00% 4/1/43	4,873,031	4,747,228
3.50% 2/1/42	3,974,784	4,037,361
3.50% 5/1/42	3,930,564	3,992,456
3.50% 10/1/42	3,810,627	3,870,615
3.50% 5/1/43	2,970,371	3,017,147
3.50% 8/1/43	5,361,366	5,446,105
4.00% 5/1/39	334,678	349,825
4.00% 5/1/39	318,786	333,122
4.00% 2/1/40	220,390	230,352
4.00% 5/1/40	352,410	368,333
4.00% 8/1/40	87,821	91,793
4.00% 9/1/40	760,000	794,643
4.00% 11/1/40	6,144,694	6,430,010
4.00% 12/1/40	2,817,249	2,946,020
4.00% 2/1/41	2,337,365	2,447,744
4.00% 12/1/41	635,367	664,466
4.00% 1/1/42	1,054,862	1,103,260
4.00% 3/1/42	221,906	232,051
4.00% 6/1/42	22,268	23,282
4.50% 2/1/39	172,458	183,119
4.50% 4/1/39	68,107	72,372
4.50% 5/1/39	234,973	251,516
4.50% 6/1/39	1,803,802	1,927,030
4.50% 7/1/39	410,030	435,696
4.50% 9/1/39	1,234,369	1,339,229
4.50% 10/1/39	559,078	597,436
4.50% 1/1/40	3,023,641	3,236,804
4.50% 2/1/40	1,881,974	2,015,507
4.50% 7/1/40	357,224	380,234
4.50% 9/1/40	1,707,178	1,828,884
4.50% 2/1/41	6,292,522	6,734,890
4.50% 3/1/41	756,522	820,413
5.00% 10/1/34	495,813	535,989
5.00% 2/1/35	93,434	101,165

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 8/1/35	222,964	$240,939
5.00% 10/1/35	105,987	114,478
5.00% 11/1/35	43,484	46,795
5.00% 12/1/35	371,877	401,420
5.00% 2/1/37	280,045	301,312
5.00% 4/1/37	342,002	367,975
5.00% 5/1/37	352,264	379,016
5.00% 12/1/37	931,025	1,001,731
5.00% 1/1/38	12,588	13,544
5.00% 4/1/38	10,740	11,556
5.00% 6/1/38	546,156	587,651
5.00% 7/1/38	63,773	68,616
5.00% 9/1/38	27,766	29,874
5.00% 10/1/38	546,555	588,063
5.00% 12/1/38	447,102	481,057
5.00% 1/1/39	135,461	145,749
5.00% 2/1/39	184,654	198,677
5.00% 3/1/39	799,100	867,838
5.00% 8/1/39	207,960	226,010
5.00% 9/1/39	1,380,231	1,492,304
5.00% 1/1/40	1,310,886	1,423,987
5.00% 5/1/40	506,810	553,030
5.00% 6/1/40	2,819,167	3,047,530
5.00% 9/1/40	326,667	351,476
5.00% 3/1/41	927,534	999,799
5.50% 8/1/33	98,096	106,510
5.50% 6/1/34	249,085	270,951
5.50% 6/1/35	179,719	195,203
5.50% 11/1/35	305,995	330,902
5.50% 1/1/37	198,626	214,793
5.50% 5/1/37	246,403	266,459
5.50% 7/1/37	101,551	110,700
5.50% 1/1/38	1,103,251	1,193,051
5.50% 2/1/38	243,490	263,308
5.50% 5/1/38	1,482,300	1,602,952
5.50% 6/1/38	65,332	70,650
5.50% 8/1/38	213,002	230,924
5.50% 12/1/38	241,330	261,006
5.50% 8/1/39	341,162	368,931
5.50% 12/1/39	1,042,048	1,130,553
5.50% 3/1/40	863,431	933,710
5.50% 4/1/40	1,750,131	1,892,583
5.50% 5/1/40	842,094	910,636
5.50% 6/1/41	192,306	208,040
6.00% 8/1/36	64,539	70,238
6.00% 11/1/36	184,460	200,983
6.00% 4/1/37	2,738	2,997
6.00% 5/1/37	381,002	415,284
6.00% 8/1/37	747,028	813,260
6.00% 9/1/37	439,442	478,249
6.00% 10/1/37	123,174	134,236
6.00% 11/1/37	696,084	757,553

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 12/1/37	35,267	$38,551
6.00% 6/1/38	79,218	86,214
6.00% 7/1/38	144,600	157,372
6.00% 8/1/38	156,598	170,426
6.00% 9/1/38	111,280	121,118
6.00% 10/1/38	265,346	288,778
6.00% 11/1/38	89,036	96,899
6.00% 3/1/39	114,418	124,522
6.00% 4/1/39	79,874	86,979
6.00% 9/1/39	468,355	510,522
6.00% 12/1/39	396,039	431,995
6.00% 5/1/40	1,229,271	1,337,825
6.50% 11/1/36	502,542	555,895
6.50% 8/1/37	250,294	277,015
6.50% 10/1/37	57,918	64,067
6.50% 6/1/38	81,759	91,649
6.50% 4/1/39	331,091	366,242
Freddie Mac S.F. 30 yr TBA
3.00% 10/1/43	3,500,000	3,405,938
3.50% 10/1/43	3,900,000	3,958,500
4.00% 10/1/43	5,000,000	5,225,781
4.50% 10/1/43	2,700,000	2,873,813
6.00% 10/1/43	2,500,000	2,726,953
GNMA I S.F.30yr
3.00% 9/15/42	2,771,697	2,737,212
3.00% 11/15/42	2,383,322	2,353,668
3.00% 12/15/42	738,561	729,371
3.50% 10/15/40	493,038	507,726
3.50% 1/15/41	182,615	188,055
3.50% 7/15/41	105,127	108,488
3.50% 10/15/41	1,458,190	1,501,628
3.50% 3/15/42	122,045	125,680
3.50% 6/15/42	5,556,195	5,721,709
3.50% 7/15/42	2,120,530	2,183,699
3.50% 10/15/42	672,291	692,318
3.50% 4/15/43	2,381,255	2,452,190
4.00% 6/15/39	202,587	213,930
4.00% 7/15/39	298,862	315,596
4.00% 8/15/39	266,485	281,406
4.00% 8/15/40	1,403,049	1,486,895
4.00% 10/15/40	1,145,988	1,215,237
4.00% 12/15/40	1,561,832	1,660,348
4.00% 1/15/41	1,562,626	1,662,396
4.00% 9/15/41	2,561,536	2,715,383
4.50% 1/15/39	1,802,357	1,945,326
4.50% 2/15/39	457,585	491,984
4.50% 3/15/39	2,604,533	2,798,308
4.50% 4/15/39	259,562	279,011
4.50% 5/15/39	215,623	233,921
4.50% 6/15/39	833,979	896,314
4.50% 7/15/39	960,801	1,032,690

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 8/15/39	154,123	$165,658
4.50% 9/15/39	846,276	909,772
4.50% 10/15/39	1,904,581	2,075,064
4.50% 11/15/39	1,277,826	1,379,509
4.50% 12/15/39	535,943	577,829
4.50% 1/15/40	2,564,768	2,773,373
4.50% 4/15/40	726,389	783,142
4.50% 5/15/40	711,917	771,987
4.50% 6/15/40	1,877,562	2,032,131
4.50% 7/15/40	340,452	366,023
4.50% 8/15/40	779,061	839,697
4.50% 9/15/40	522,697	566,558
4.50% 1/15/41	502,940	545,448
4.50% 2/15/41	4,444,270	4,816,325
4.50% 3/15/41	603,255	652,530
4.50% 6/15/41	535,693	579,987
4.50% 7/15/41	70,301	76,056
5.00% 3/15/35	159,248	174,785
5.00% 3/15/38	58,647	63,813
5.00% 4/15/38	55,290	60,154
5.00% 5/15/38	8,840	9,619
5.00% 8/15/38	54,121	58,884
5.00% 11/15/38	60,125	65,438
5.00% 1/15/39	610,346	663,637
5.00% 4/15/39	769,088	835,868
5.00% 5/15/39	2,365,547	2,577,671
5.00% 6/15/39	1,728,970	1,899,457
5.00% 9/15/39	3,826,144	4,222,052
5.00% 10/15/39	360,870	394,420
5.00% 11/15/39	836,541	921,576
5.00% 1/15/40	2,540,467	2,789,554
5.00% 2/15/40	1,115,355	1,228,692
5.00% 4/15/40	879,134	959,112
5.00% 7/15/40	937,013	1,022,833
5.00% 8/15/41	380,775	417,530
5.50% 10/15/33	501,623	553,663
5.50% 4/15/37	127,158	140,156
5.50% 7/15/37	72,099	79,057
5.50% 1/15/38	2,592	2,843
5.50% 2/15/38	575,777	632,478
5.50% 7/15/38	4,520	4,946
5.50% 8/15/38	127,182	139,158
5.50% 9/15/38	1,269,487	1,392,403
5.50% 12/15/38	207,476	227,541
5.50% 1/15/39	177,306	194,003
5.50% 1/15/39	69,956	76,716
5.50% 5/15/39	692,789	759,892
5.50% 7/15/39	17,966	19,668
5.50% 10/15/39	725,062	795,242
5.50% 4/15/40	1,217,794	1,348,249
5.50% 2/15/41	188,049	206,093
6.00% 5/15/37	280,900	310,393

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.00% 1/15/38	269,258	$296,927
6.00% 3/15/38	13,538	14,940
6.00% 5/15/38	667,984	737,858
6.00% 7/15/38	361,917	399,688
6.00% 8/15/38	467,846	516,801
6.00% 10/15/38	414,389	457,863
6.00% 11/15/38	256,586	283,278
6.00% 12/15/38	520,179	574,055
6.00% 1/15/39	88,606	97,933
6.00% 5/15/39	7,991	8,827
6.00% 6/15/39	6,473	7,150
6.00% 8/15/39	18,165	20,300
6.00% 10/15/39	26,938	29,765
6.00% 6/15/40	24,393	27,299
6.00% 12/15/40	1,910,311	2,108,191
6.50% 8/15/37	171,910	192,814
6.50% 3/15/38	34,857	40,929
6.50% 5/15/38	63,162	70,838
6.50% 7/15/38	124,020	139,461
6.50% 8/15/38	4,015	4,501
6.50% 9/15/38	70,132	78,615
6.50% 10/15/38	62,685	71,249
6.50% 2/15/39	467,128	523,626
6.50% 8/15/39	38,933	44,040
GNMA II S.F. 30 yr
3.00% 9/20/42	3,759,395	3,721,691
3.00% 11/20/42	1,900,356	1,881,310
3.00% 12/20/42	959,638	950,003
3.00% 1/20/43	2,898,180	2,869,086
3.00% 2/20/43	3,429,268	3,395,105
3.00% 3/20/43	5,877,302	5,818,393
3.00% 6/20/43	2,480,470	2,455,375
3.00% 9/20/43	4,000,000	3,959,548
3.50% 4/20/42	1,648,160	1,702,796
3.50% 6/20/42	2,166,034	2,237,611
3.50% 10/20/42	1,817,539	1,877,624
3.50% 12/20/42	3,697,503	3,819,822
3.50% 3/20/43	1,466,058	1,514,725
3.50% 5/20/43	4,432,497	4,579,678
4.00% 5/20/39	2,288,352	2,425,180
4.00% 8/20/40	1,332,732	1,414,422
4.00% 10/20/41	230,525	245,053
4.00% 11/20/41	3,840,193	4,072,452
4.00% 12/20/41	1,595,681	1,692,127
4.00% 8/20/42	1,730,001	1,834,611
5.00% 4/20/43	3,999,601	4,357,544
GNMA II S.F. 30 yr TBA
3.00% 10/1/43	2,000,000	1,976,562

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA (continued)
3.50% 10/1/43	13,000,000	$13,410,314
4.50% 10/1/43	6,000,000	6,466,875

Total Agency Mortgage-Backed Securities (Cost $646,875,301)		652,621,961

AGENCY OBLIGATIONS–4.27%
Fannie Mae
0.375% 3/16/15	1,000,000	1,002,043
0.375% 12/21/15	500,000	498,953
0.50% 5/27/15	1,100,000	1,103,722
0.50% 7/2/15	1,500,000	1,504,700
0.50% 8/20/15	500,000	500,266
0.50% 9/28/15	1,000,000	1,002,315
0.50% 10/22/15	250,000	250,055
0.50% 3/28/16	200,000	199,633
0.50% 3/30/16	2,000,000	1,996,344
0.50% 5/20/16	1,500,000	1,494,020
0.52% 5/20/16	1,000,000	995,246
0.52% 5/27/16	125,000	124,572
0.60% 3/4/16	1,000,000	998,267
0.625% 10/30/14	500,000	502,539
0.70% 5/22/17	400,000	392,100
0.75% 12/19/14	1,000,000	1,006,834
0.80% 2/13/15	100,000	100,265
0.875% 10/26/17	750,000	739,991
0.875% 12/20/17	500,000	491,721
0.875% 2/8/18	1,000,000	978,680
0.875% 5/21/18	1,750,000	1,702,127
0.90% 11/7/17	750,000	738,020
1.00% 8/21/17	100,000	99,110
1.00% 10/11/17	2,000,000	1,971,494
1.00% 5/21/18	300,000	290,781
1.10% 4/17/18	200,000	194,926
1.125% 6/28/17	500,000	495,768
1.55% 10/29/19	500,000	481,524
1.625% 10/26/15	1,000,000	1,024,979
1.70% 10/4/19	125,000	121,426
1.75% 1/30/19	1,100,000	1,088,275
1.875% 10/15/15	100,000	102,786
1.875% 9/18/18	1,000,000	1,012,005
2.375% 7/28/15	500,000	518,504
2.375% 4/11/16	2,000,000	2,088,662
2.625% 11/20/14	700,000	719,834
3.40% 9/27/32	250,000	220,881
4.375% 10/15/15	1,000,000	1,080,633
4.625% 10/15/14	2,500,000	2,616,233
4.875% 12/15/16	500,000	563,682
5.00% 3/2/15	200,000	213,495
5.00% 4/15/15	1,500,000	1,609,002
5.00% 3/15/16	1,000,000	1,107,655
5.00% 2/13/17	1,000,000	1,134,527
5.00% 5/11/17	500,000	569,788

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
5.375% 6/12/17	600,000	$692,803
5.625% 7/15/37	100,000	122,108
6.00% 4/18/36	100,000	110,398
6.25% 5/15/29	500,000	641,650
6.625% 11/15/30	300,000	402,124
7.125% 1/15/30	500,000	696,448
7.25% 5/15/30	500,000	705,428
8.95% 2/12/18	1,000,000	1,315,243
Federal Farm Credit Banks
1.50% 11/16/15	250,000	255,876
2.50% 6/20/22	125,000	118,635
4.875% 12/16/15	1,000,000	1,096,975
4.875% 1/17/17	300,000	339,033
5.125% 8/25/16	100,000	112,762
Federal Home Loan Banks
0.25% 1/16/15	500,000	500,376
0.25% 2/20/15	500,000	500,024
0.375% 8/28/15	1,500,000	1,500,500
0.50% 11/20/15	500,000	500,297
0.80% 6/24/16	2,250,000	2,244,391
1.20% 11/21/18	750,000	728,719
2.125% 12/21/15	250,000	259,243
2.25% 9/8/17	500,000	519,832
2.75% 12/12/14	200,000	206,176
2.75% 3/13/15	500,000	517,995
2.875% 6/12/15	500,000	521,481
4.125% 3/13/20	400,000	443,949
4.625% 9/11/20	1,000,000	1,142,053
4.875% 5/17/17	200,000	227,781
5.00% 11/17/17	1,700,000	1,960,493
5.375% 5/18/16	2,000,000	2,252,852
5.375% 5/15/19	1,000,000	1,182,859
5.50% 7/15/36	300,000	355,700
Federal Home Loan Mortgage
0.32% 4/29/15	750,000	750,012
0.35% 11/26/14	250,000	250,085
0.50% 4/17/15	2,500,000	2,509,765
0.50% 8/28/15	500,000	500,976
0.55% 2/13/15	100,000	100,176
0.55% 2/27/15	100,000	100,039
0.55% 9/4/15	500,000	500,487
0.625% 12/29/14	750,000	753,968
0.65% 1/30/15	100,000	100,179
0.75% 11/25/14	1,000,000	1,006,792
0.75% 1/12/18	1,000,000	975,458
0.80% 1/13/15	200,000	200,319
0.85% 2/24/16	100,000	100,202
0.85% 7/29/16	100,000	100,034
0.875% 3/7/18	1,250,000	1,222,303
1.00% 6/30/15	100,000	100,200
1.00% 2/10/16	450,000	451,110

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)
1.00% 2/24/16	200,000	$200,661
1.00% 6/29/17	1,000,000	998,616
1.05% 4/30/18	200,000	195,502
1.25% 8/1/19	500,000	480,954
1.25% 10/2/19	1,000,000	956,856
1.375% 5/1/20	500,000	476,610
1.55% 5/8/20	150,000	143,363
1.75% 9/10/15	500,000	513,431
1.75% 5/30/19	500,000	497,329
2.00% 8/25/16	500,000	518,455
2.00% 7/30/19	100,000	100,342
2.25% 1/23/17	100,000	100,660
2.375% 1/13/22	4,500,000	4,388,004
2.50% 5/27/16	500,000	524,340
2.875% 2/9/15	1,000,000	1,035,855
3.75% 3/27/19	700,000	771,257
4.375% 7/17/15	1,000,000	1,073,220
4.50% 1/15/15	400,000	422,078
4.75% 11/17/15	1,000,000	1,091,523
4.75% 1/19/16	750,000	823,343
4.875% 6/13/18	1,150,000	1,323,597
5.00% 11/13/14	200,000	210,769
5.00% 2/16/17	500,000	567,355
5.00% 4/18/17	1,000,000	1,137,587
5.125% 11/17/17	250,000	288,855
5.25% 4/18/16	1,000,000	1,119,293
5.50% 8/23/17	500,000	583,575
5.625% 11/23/35	100,000	106,967
6.25% 7/15/32	750,000	980,300
6.75% 9/15/29	100,000	135,282
6.75% 3/15/31	300,000	406,635
Financing
9.40% 2/8/18	480,000	636,053
10.70% 10/6/17	150,000	204,891
Tennessee Valley Authority
3.875% 2/15/21	400,000	430,382
4.625% 9/15/60	150,000	142,867
4.65% 6/15/35	500,000	516,336
4.70% 7/15/33	200,000	207,405
4.875% 12/15/16	100,000	112,378
5.25% 9/15/39	225,000	246,152
5.375% 4/1/56	200,000	216,377
5.50% 7/18/17	100,000	115,573
5.88% 4/1/36	75,000	89,977
6.15% 1/15/38	100,000	123,719
7.125% 5/1/30	100,000	135,076

Total Agency Obligations (Cost $93,658,393)		94,894,492

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.75%
Banc of America Commercial Mortgage Trust
Series 2006-6 A3 5.369% 10/10/45	250,000	258,517

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust (continued)
Series 2006-6 A4 5.356% 10/10/45	450,000	$489,199
•Series 2007-2 A2 5.634% 4/10/49	41,425	41,912
•Series 2007-2 A4 5.793% 4/10/49	400,000	447,722
•Series 2007-3 A4 5.857% 6/10/49	200,000	222,625
Series 2007-5 A4 5.492% 2/10/51	25,000	27,389
Banc of America Merrill Lynch Commercial Mortgage Series 2005-4 A5A 4.933% 7/10/45	500,000	528,534
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PWR12 A4 5.856% 9/11/38	100,000	109,908
Series 2006-PWR13 A4 5.54% 9/11/41	150,000	164,474
Series 2006-TOP A4 5.537% 10/12/41	1,000,000	1,101,252
•Series 2007-PWR16 A4 5.898% 6/11/40	250,000	282,195
•Series 2007-PWR17 A4 5.694% 6/11/50	500,000	562,798
Series 2007-PWR18 A4 5.70% 6/11/50	360,000	406,180
•Series 2007-TOP28 5.835% 9/11/42	1,075,000	1,189,113
Citigroup Commercial Mortgage Trust
•Series 2007-C6 A4 5.885% 12/10/49	400,000	452,347
Series 2013-GC11 AS 3.422% 4/10/46	770,000	735,591
Citigroup/Deutsche Bank Commercial Mortgage Trust
•Series 2006-CD2 A4 5.484% 1/15/46	650,000	699,304
Series 2006-CD3 A5 5.617% 10/15/48	500,000	548,376
Series 2007-CD4 A3 5.293% 12/11/49	1,350,000	1,378,952
•COBALT Commercial Mortgage Trust Series 2007-C2 A3 5.484% 4/15/47	449,803	500,452
Commerical Mortgage Pass Through Certificates
♦Series 2004-LNB2A A4 4.715% 3/10/39	91,042	91,333
•♦Series 2005-C6 A5A 5.116% 6/10/44	250,000	265,068
•♦Series 2006-C7 A4 5.947% 6/10/46	599,000	655,514
•♦Series 2007-C9 A4 5.993% 12/10/49	500,000	568,796
♦Series 2013-LC6 3.282% 1/10/46	1,000,000	950,260
Credit Suisse Commercial Mortgage Trust
•Series 2006-C3 A3 5.993% 6/15/38	1,023,308	1,119,584
•Series 2007-C3 A4 5.872% 6/15/39	184,176	202,638
•Series 2008-C1 A3 6.252% 2/15/41	200,000	226,565
•Credit Suisse First Boston Mortgage Securities Series 2005-C1 A4 5.014% 2/15/38	189,589	196,266
General Electric Capital Commercial Mortgage
•Series 2005-C4 A4 5.489% 11/10/45	250,000	268,710
Series 2007-C1 A4 5.543% 12/10/49	725,000	797,391
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39	445,450	465,677
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	108,322
•Series 2007-GG10 A4 5.993% 8/10/45	500,000	554,603
Greenwich Capital Commercial Funding
•Series 2005-GG3 A4 4.799% 8/10/42	250,000	258,498

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Greenwich Capital Commercial Funding (continued)
•Series 2006-GG7 A4 6.056% 7/10/38	499,909	$549,618
Series 2007-GG11 A4 5.736% 12/10/49	100,000	112,320
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 A4 5.335% 8/12/37	494,984	517,617
•Series 2005-CB13 AM 5.46% 1/12/43	500,000	537,097
•Series 2006-CB15 A4 5.814% 6/12/43	250,000	273,193
Series 2006-CB17 A4 5.429% 12/12/43	365,000	398,345
Series 2006-LDP8 A4 5.399% 5/15/45	1,000,000	1,094,421
Series 2007-C1 A3 5.79% 2/15/51	1,000,000	1,016,897
Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	976,206
Lehman Brothers-UBS Commercial Mortgage Trust
•Series 2005-C7 A4 5.197% 11/15/30	200,000	212,831
•Series 2006-C4 A4 6.055% 6/15/38	918,000	1,010,307
Series 2006-C6 A4 5.372% 9/15/39	250,000	274,866
•Series 2007-C6 A4 5.858% 7/15/40	600,000	658,694
•Series 2007-C7 A3 5.866% 9/15/45	702,792	786,319
•Series 2008-C1 A2 6.32% 4/15/41	350,000	404,685
Merrill Lynch Mortgage Trust
•Series 2007-C1 A4 6.045% 6/12/50	255,000	285,861
Series 2008-C1 A4 5.69% 2/12/51	900,000	1,013,297
Merrill Lynch/Countrywide Commercial Mortgage Trust
•Series 2006-4 A3 5.172% 12/12/49	750,000	818,664
Series 2007-5 A4 5.378% 8/12/48	320,000	350,898
•Series 2007-9 AM 5.856% 9/12/49	1,050,000	1,165,145
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 3.102% 5/15/46	725,000	691,363
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	474,194
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	540,722
•Series 2007-HQ12 A4 5.76% 4/12/49	200,000	204,247
•Series 2007-HQ12 A5 5.76% 4/12/49	250,000	270,520
•Series 2007-IQ15 A4 6.107% 6/11/49	250,000	280,049
Series 2007-IQ16 A4 5.809% 12/12/49	1,500,000	1,688,591
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	991,424
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C21 A4 5.414% 10/15/44	860,979	915,458
•Series 2006-C27 AM 5.795% 7/15/45	250,000	273,243
Series 2006-C29 AM 5.339% 11/15/48	750,000	826,613
•Series 2007-C32 A3 5.936% 6/15/49	200,000	222,599
•Series 2007-C33 A5 6.123% 2/15/51	500,000	567,078
Series 2007-C34 A3 5.678% 5/15/46	500,000	560,912
•WFRBS Commercial Mortgage Trust Series 2013-C15 C 4.636% 8/15/46	1,000,000	947,412

Total Commercial Mortgage-Backed Securities (Cost $35,857,235)		38,787,771

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–22.91%
Aerospace & Defense–0.35%
Boeing
3.50% 2/15/15	100,000	$104,081
4.875% 2/15/20	200,000	227,637
6.00% 3/15/19	100,000	118,880
6.125% 2/15/33	50,000	59,868
6.875% 3/15/39	100,000	134,892
Boeing Capital 2.125% 8/15/16	100,000	103,363
Embraer Overseas
5.15% 6/15/22	50,000	48,625
6.375% 1/15/20	100,000	108,000
General Dynamics
1.00% 11/15/17	100,000	97,366
2.25% 7/15/16	150,000	155,348
2.25% 11/15/22	250,000	226,843
Honeywell International
4.25% 3/1/21	50,000	54,673
5.00% 2/15/19	100,000	114,563
5.30% 3/1/18	100,000	114,572
5.375% 3/1/41	65,000	73,938
5.70% 3/15/36	150,000	172,555
5.70% 3/15/37	100,000	115,412
L-3 Communications
3.95% 11/15/16	100,000	106,741
4.75% 7/15/20	100,000	104,883
4.95% 2/15/21	100,000	106,056
Lockheed Martin
3.35% 9/15/21	100,000	100,053
4.07% 12/15/42	279,000	246,103
4.25% 11/15/19	200,000	217,665
4.85% 9/15/41	100,000	99,589
Northrop Grumman
1.75% 6/1/18	150,000	147,386
3.25% 8/1/23	350,000	331,477
3.50% 3/15/21	100,000	101,295
5.05% 11/15/40	100,000	99,600
Northrop Grumman Systems
7.75% 2/15/31	150,000	193,851
Precision Castparts
1.25% 1/15/18	200,000	195,203
2.50% 1/15/23	200,000	184,676
3.90% 1/15/43	50,000	44,494
Raytheon
2.50% 12/15/22	125,000	114,844
3.125% 10/15/20	200,000	203,197
4.40% 2/15/20	100,000	107,982
4.70% 12/15/41	200,000	197,923
6.40% 12/15/18	50,000	60,060
7.20% 8/15/27	100,000	125,696
Rockwell Collins 5.25% 7/15/19	50,000	57,028
Textron 6.20% 3/15/15	100,000	106,866
United Technologies
1.80% 6/1/17	150,000	152,755

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies (continued)
3.10% 6/1/22	409,000	$403,105
4.50% 4/15/20	210,000	232,603
4.50% 6/1/42	400,000	390,102
4.875% 5/1/15	300,000	320,602
5.375% 12/15/17	150,000	172,483
5.40% 5/1/35	200,000	222,120
6.05% 6/1/36	150,000	177,642
6.125% 2/1/19	250,000	298,587
6.125% 7/15/38	200,000	241,549

		7,894,832

Air Freight & Logistics–0.07%
FedEx
2.625% 8/1/22	55,000	50,611
3.875% 8/1/42	100,000	83,623
4.10% 4/15/43	100,000	86,921
8.00% 1/15/19	100,000	125,901
United Parcel Service
2.45% 10/1/22	125,000	117,048
3.125% 1/15/21	350,000	355,306
3.625% 10/1/42	75,000	64,572
4.875% 11/15/40	55,000	57,970
5.125% 4/1/19	200,000	229,957
6.20% 1/15/38	255,000	314,411

		1,486,320

Airlines–0.07%
#♦American Airlines Pass Through Trust Series 2013-2 Class A 144A 4.95% 1/15/23	400,000	402,000
Continental Airlines Pass Through Trust
♦Series 2009-1 9.00% 7/8/16	160,562	183,442
♦Series 2010-1 Class A 4.75% 1/12/21	89,209	94,339
♦Series 2012-1 Class A 4.15% 4/11/24	250,000	245,938
Delta Air Lines Pass Through Trust
♦Series 2009-1 Class A 7.75% 12/17/19	.71,422	82,939
♦Series 2010-1 Class A 6.20% 7/2/18	75,834	83,038
♦Series 2010-2 Class A 4.95% 5/23/19	82,132	87,675
♦Hawaiian Airlines Pass Through Certificates Series 2013-1 Class A 3.90% 1/15/26	40,000	36,600
Southwest Airlines 5.125% 3/1/17	100,000	110,446
US Airways Pass Through Trust
♦Series 2012-1 Class A 5.90% 10/1/24	49,910	52,156
♦Series 2012-2 Class A 4.625% 6/3/25	100,000	96,500
♦Series 2013-1 Class A 3.95% 11/15/25	.100,000	92,500

		1,567,573

Auto Components–0.02%
Johnson Controls
4.25% 3/1/21	60,000	62,666

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Components (continued)
Johnson Controls (continued)
5.00% 3/30/20	100,000	$109,786
5.50% 1/15/16	100,000	109,420
5.70% 3/1/41	70,000	74,157

		356,029

Automobiles–0.04%
Daimler Finance North America
8.50% 1/18/31	200,000	287,845
Ford Motor
4.75% 1/15/43	400,000	358,324
7.45% 7/16/31	250,000	305,908

		952,077

Beverages–0.56%
Anheuser-Busch 6.45% 9/1/37	100,000	122,871
Anheuser-Busch InBev Finance
1.25% 1/17/18	250,000	245,215
2.625% 1/17/23	150,000	139,979
4.00% 1/17/43	100,000	90,440
Anheuser-Busch InBev Worldwide
0.80% 7/15/15	250,000	251,242
1.375% 7/15/17	250,000	249,177
2.50% 7/15/22	450,000	417,111
2.875% 2/15/16	45,000	47,110
3.625% 4/15/15	100,000	104,579
3.75% 7/15/42	136,000	118,101
4.125% 1/15/15	475,000	497,061
4.375% 2/15/21	30,000	32,476
5.375% 11/15/14	200,000	210,866
5.375% 1/15/20	400,000	460,387
6.375% 1/15/40	200,000	248,589
7.75% 1/15/19	500,000	629,853
8.20% 1/15/39	200,000	295,179
Beam
1.75% 6/15/18	250,000	244,839
5.375% 1/15/16	9,000	9,812
Bottling Group
5.125% 1/15/19	200,000	227,794
5.50% 4/1/16	250,000	278,640
Brown-Forman
1.00% 1/15/18	250,000	242,955
2.50% 1/15/16	100,000	103,265
3.75% 1/15/43	125,000	107,151
Coca-Cola
0.75% 3/13/15	150,000	150,648
1.50% 11/15/15	300,000	305,991
1.65% 3/14/18	250,000	250,806
1.80% 9/1/16	245,000	252,044
3.15% 11/15/20	170,000	175,229
3.30% 9/1/21	250,000	256,268
5.35% 11/15/17	150,000	172,874

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola Enterprises
3.50% 9/15/20	100,000	$100,970
4.50% 9/1/21	200,000	212,401
Diageo Capital
0.625% 4/29/16	300,000	297,991
1.50% 5/11/17	125,000	125,154
2.625% 4/29/23	350,000	323,047
3.875% 4/29/43	30,000	25,950
4.828% 7/15/20	100,000	112,234
5.50% 9/30/16	100,000	112,855
5.75% 10/23/17	100,000	115,065
5.875% 9/30/36	100,000	115,529
Diageo Finance
3.25% 1/15/15	100,000	103,527
5.30% 10/28/15	100,000	109,435
Diageo Investment 8.00% 9/15/22	100,000	133,026
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	62,455
2.90% 1/15/16	200,000	207,639
6.82% 5/1/18	100,000	119,942
Fomento Economico Mexicano
2.875% 5/10/23	150,000	134,214
4.375% 5/10/43	200,000	165,225
Molson Coors Brewing 5.00% 5/1/42	250,000	244,524
PepsiCo
0.70% 8/13/15	300,000	300,556
0.70% 2/26/16	187,000	186,562
0.75% 3/5/15	100,000	100,354
1.25% 8/13/17	100,000	98,640
2.75% 3/1/23	250,000	234,645
3.00% 8/25/21	100,000	98,735
3.10% 1/15/15	200,000	206,513
3.125% 11/1/20	250,000	254,178
3.60% 8/13/42	250,000	208,625
4.00% 3/5/42	100,000	89,848
4.50% 1/15/20	100,000	110,382
4.875% 11/1/40	100,000	101,630
5.00% 6/1/18	150,000	170,038
5.50% 1/15/40	150,000	164,933
7.90% 11/1/18	200,000	254,873

		12,340,247

Biotechnology–0.20%
Amgen
2.125% 5/15/17	250,000	253,934
2.30% 6/15/16	150,000	154,658
2.50% 11/15/16	100,000	103,875
3.625% 5/15/22	100,000	98,778
3.875% 11/15/21	200,000	203,023
4.10% 6/15/21	100,000	103,491
4.50% 3/15/20	150,000	161,261

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
4.85% 11/18/14	150,000	$157,293
5.15% 11/15/41	250,000	243,575
5.375% 5/15/43	200,000	199,931
5.65% 6/15/42	200,000	208,162
5.75% 3/15/40	200,000	208,723
6.15% 6/1/18	250,000	292,609
6.375% 6/1/37	100,000	112,828
6.40% 2/1/39	50,000	56,129
6.90% 6/1/38	150,000	179,137
Biogen Idec 6.875% 3/1/18	100,000	118,831
Celgene
2.30% 8/15/18	143,000	143,098
3.25% 8/15/22	250,000	237,508
3.95% 10/15/20	100,000	102,832
4.00% 8/15/23	100,000	99,815
Genentech
4.75% 7/15/15	100,000	107,183
5.25% 7/15/35	50,000	54,460
Genzyme 5.00% 6/15/20	100,000	112,232
Gilead Sciences
2.40% 12/1/14	200,000	204,206
4.40% 12/1/21	200,000	214,599
4.50% 4/1/21	100,000	107,895
5.65% 12/1/41	250,000	277,530

		4,517,596

Building Products–0.03%
CRH America
6.00% 9/30/16	150,000	168,882
8.125% 7/15/18	125,000	152,314
Owens Corning
4.20% 12/15/22	212,000	207,205
7.00% 12/1/36	100,000	106,594

		634,995

Capital Markets–2.15%
Ameriprise Financial
5.30% 3/15/20	200,000	227,643
7.30% 6/28/19	200,000	249,966
Bank of New York Mellon
0.70% 3/4/16	150,000	148,750
1.20% 2/20/15	45,000	45,419
1.969% 6/20/17	250,000	252,457
2.10% 8/1/18	500,000	503,052
2.30% 7/28/16	200,000	207,102
3.55% 9/23/21	200,000	205,098
4.15% 2/1/21	100,000	106,345
4.95% 3/15/15	150,000	158,844
5.45% 5/15/19	100,000	115,397
Bear Stearns
4.65% 7/2/18	100,000	109,731

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Bear Stearns (continued)
5.30% 10/30/15	200,000	$216,583
5.55% 1/22/17	300,000	333,208
5.70% 11/15/14	250,000	263,965
7.25% 2/1/18	300,000	359,667
BlackRock
1.375% 6/1/15	300,000	304,439
3.375% 6/1/22	150,000	149,580
3.50% 12/10/14	200,000	207,038
5.00% 12/10/19	100,000	113,601
6.25% 9/15/17	100,000	117,165
China Development Bank
5.00% 10/15/15	100,000	107,765
Comerica Bank 5.75% 11/21/16	100,000	113,127
Credit Suisse USA
4.875% 1/15/15	100,000	105,698
5.125% 8/15/15	400,000	431,989
5.375% 3/2/16	250,000	275,269
5.85% 8/16/16	100,000	113,231
Deutsche Bank
3.25% 1/11/16	200,000	209,950
•4.296% 5/24/28	200,000	180,979
6.00% 9/1/17	500,000	574,371
Deutsche Bank Financial
5.375% 3/2/15	200,000	210,512
Discover Bank 2.00% 2/21/18	250,000	244,689
Export-Import Bank of Korea
1.25% 11/20/15	200,000	200,648
3.75% 10/20/16	200,000	212,167
4.00% 1/11/17	100,000	107,000
4.00% 1/29/21	100,000	102,874
4.125% 9/9/15	100,000	105,985
5.00% 4/11/22	250,000	274,489
5.125% 6/29/20	100,000	110,192
5.875% 1/14/15	200,000	212,126
Franklin Resources 4.625% 5/20/20	100,000	109,436
Goldman Sachs Capital I
6.345% 2/15/34	500,000	485,412
Goldman Sachs Group
1.60% 11/23/15	400,000	403,116
2.375% 1/22/18	500,000	496,959
2.90% 7/19/18	300,000	302,747
3.30% 5/3/15	300,000	310,331
3.625% 2/7/16	300,000	315,916
3.625% 1/22/23	450,000	431,154
3.70% 8/1/15	700,000	730,632
5.00% 10/1/14	170,000	177,163
5.125% 1/15/15	200,000	210,439
5.25% 7/27/21	400,000	432,358
5.35% 1/15/16	150,000	163,625
5.375% 3/15/20	200,000	220,604
5.50% 11/15/14	150,000	157,735

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group (continued)
5.625% 1/15/17	500,000	$551,189
5.75% 10/1/16	200,000	223,247
5.75% 1/24/22	750,000	832,871
5.95% 1/18/18	200,000	226,298
5.95% 1/15/27	200,000	211,243
6.00% 6/15/20	500,000	568,542
6.125% 2/15/33	250,000	273,585
6.15% 4/1/18	500,000	572,444
6.25% 9/1/17	300,000	342,568
6.25% 2/1/41	255,000	286,669
6.45% 5/1/36	100,000	101,825
6.75% 10/1/37	800,000	837,431
7.50% 2/15/19	225,000	272,169
Jefferies Group
5.125% 1/20/23	150,000	151,456
6.25% 1/15/36	100,000	96,459
8.50% 7/15/19	200,000	243,167
KFW
0.50% 9/30/15	400,000	400,720
0.50% 4/19/16	250,000	249,568
0.625% 4/24/15	1,000,000	1,005,214
0.875% 9/5/17	350,000	346,045
1.00% 1/12/15	500,000	504,635
1.00% 6/11/18	500,000	488,356
1.25% 10/26/15	500,000	507,959
1.25% 2/15/17	750,000	757,475
2.00% 6/1/16	700,000	725,321
2.00% 10/4/22	700,000	652,418
2.125% 1/17/23	1,000,000	937,248
2.625% 3/3/15	200,000	206,594
2.625% 2/16/16	700,000	734,304
2.75% 10/21/14	300,000	307,838
2.75% 9/8/20	500,000	512,556
4.00% 1/27/20	750,000	832,388
4.125% 10/15/14	500,000	519,986
^4.188% 4/18/36	200,000	79,999
^4.297% 6/29/37	500,000	188,734
4.375% 3/15/18	350,000	394,938
4.50% 7/16/18	300,000	340,511
4.875% 1/17/17	500,000	563,934
4.875% 6/17/19	500,000	579,733
5.125% 3/14/16	100,000	111,130
Korea Development Bank
3.25% 3/9/16	200,000	208,772
3.50% 8/22/17	250,000	262,952
3.875% 5/4/17	200,000	212,986
4.00% 9/9/16	100,000	106,911
Korea Finance
2.25% 8/7/17	250,000	250,351
3.25% 9/20/16	100,000	104,653
Lazard Group 7.125% 5/15/15	100,000	108,278

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Lloyds TSB Bank 6.375% 1/21/21	300,000	$350,026
Merrill Lynch
5.00% 1/15/15	400,000	420,084
6.11% 1/29/37	200,000	206,632
6.40% 8/28/17	200,000	230,190
6.875% 4/25/18	800,000	943,746
6.875% 11/15/18	300,000	357,027
7.75% 5/14/38	200,000	248,404
Morgan Stanley
1.75% 2/25/16	650,000	653,517
2.125% 4/25/18	300,000	292,709
3.45% 11/2/15	200,000	207,416
3.75% 2/25/23	500,000	482,959
4.00% 7/24/15	100,000	104,351
4.10% 1/26/15	300,000	310,905
4.10% 5/22/23	350,000	327,088
4.20% 11/20/14	225,000	232,840
4.75% 3/22/17	250,000	270,147
4.875% 11/1/22	250,000	250,587
5.375% 10/15/15	200,000	215,171
5.45% 1/9/17	300,000	330,613
5.50% 1/26/20	200,000	221,610
5.50% 7/28/21	300,000	328,630
5.55% 4/27/17	350,000	388,166
5.625% 9/23/19	350,000	391,074
5.75% 10/18/16	200,000	222,344
5.75% 1/25/21	650,000	722,659
5.95% 12/28/17	300,000	339,735
6.00% 4/28/15	300,000	321,980
6.25% 8/9/26	100,000	112,120
6.375% 7/24/42	250,000	283,912
6.625% 4/1/18	500,000	581,052
7.25% 4/1/32	100,000	122,850
7.30% 5/13/19	300,000	359,387
•Murray Street Investment Trust I 4.647% 3/9/17	300,000	320,203
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	103,788
Nomura Holdings
2.00% 9/13/16	150,000	150,560
4.125% 1/19/16	300,000	315,888
5.00% 3/4/15	100,000	105,114
6.70% 3/4/20	83,000	95,057
Northern Trust 3.45% 11/4/20	100,000	103,419
Oesterreichische Kontrollbank
1.125% 7/6/15	300,000	303,732
1.125% 5/29/18	200,000	196,101
2.00% 6/3/16	300,000	310,315
4.875% 2/16/16	200,000	220,046
Raymond James Financial 8.60% 8/15/19	200,000	252,876
Rentenbank
1.00% 4/4/18	200,000	195,995

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Rentenbank (continued)
1.375% 10/23/19	300,000	$288,355
2.375% 9/13/17	300,000	313,315
2.50% 2/15/16	200,000	209,121
3.125% 7/15/15	200,000	209,569
5.125% 2/1/17	400,000	454,881
Schwab (Charles)
0.85% 12/4/15	200,000	200,044
3.225% 9/1/22	100,000	97,144
4.45% 7/22/20	100,000	109,295
TD Ameritrade Holding 4.15% 12/1/14	100,000	104,089

		47,718,246

Chemicals–0.45%
Agrium
3.15% 10/1/22	100,000	92,969
6.125% 1/15/41	245,000	263,684
6.75% 1/15/19	100,000	117,845
Air Products & Chemicals
2.00% 8/2/16	55,000	56,114
4.375% 8/21/19	50,000	54,202
Airgas 2.90% 11/15/22	150,000	139,103
Cabot 5.00% 10/1/16	50,000	54,646
CF Industries
3.45% 6/1/23	38,000	35,289
4.95% 6/1/43	38,000	34,459
7.125% 5/1/20	200,000	234,787
Dow Chemical
2.50% 2/15/16	260,000	268,702
3.00% 11/15/22	150,000	138,390
4.25% 11/15/20	200,000	209,535
4.375% 11/15/42	400,000	347,151
5.25% 11/15/41	100,000	98,449
5.70% 5/15/18	250,000	288,865
7.375% 11/1/29	125,000	157,978
8.55% 5/15/19	355,000	453,283
9.40% 5/15/39	100,000	146,341
duPont (E.I.) deNemours
2.80% 2/15/23	300,000	283,063
3.25% 1/15/15	350,000	362,206
3.625% 1/15/21	100,000	103,249
4.15% 2/15/43	100,000	90,007
4.25% 4/1/21	150,000	160,605
5.25% 12/15/16	25,000	28,237
5.75% 3/15/19	100,000	116,270
6.00% 7/15/18	200,000	236,768
6.50% 1/15/28	150,000	180,777
Eastman Chemical
3.60% 8/15/22	225,000	219,277
4.80% 9/1/42	250,000	237,737
5.50% 11/15/19	100,000	112,123

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Ecolab
2.375% 12/8/14	100,000	$101,942
3.00% 12/8/16	250,000	262,407
4.35% 12/8/21	200,000	211,087
FMC 3.95% 2/1/22	100,000	100,050
International Flavors & Fragrances 3.20% 5/1/23	50,000	47,369
Lubrizol 8.875% 2/1/19	150,000	199,139
LYB International Finance 4.00% 7/15/23	200,000	198,675
LyondellBasell Industries
5.00% 4/15/19	500,000	551,043
6.00% 11/15/21	350,000	400,118
Monsanto
2.20% 7/15/22	100,000	92,087
2.75% 4/15/16	100,000	104,421
3.60% 7/15/42	125,000	106,455
5.125% 4/15/18	25,000	28,504
5.875% 4/15/38	50,000	58,525
NewMarket 4.10% 12/15/22	50,000	48,350
Potash
3.75% 9/30/15	300,000	316,414
4.875% 3/30/20	10,000	10,937
6.50% 5/15/19	145,000	171,585
PPG Industries
1.90% 1/15/16	100,000	101,461
3.60% 11/15/20	100,000	101,618
7.70% 3/15/38	96,000	125,821
Praxair
1.05% 11/7/17	175,000	171,236
1.25% 11/7/18	100,000	96,551
2.20% 8/15/22	100,000	91,296
2.70% 2/21/23	100,000	94,862
4.05% 3/15/21	100,000	105,646
4.50% 8/15/19	100,000	113,035
4.625% 3/30/15	101,000	107,106
Rohm & Haas 7.85% 7/15/29	150,000	196,327
RPM International 6.125% 10/15/19	100,000	114,021
Sherwin-Williams 3.125% 12/15/14	100,000	102,954
Syngenta Finance 3.125% 3/28/22	100,000	97,899
Valspar 7.25% 6/15/19	50,000	60,284
Westlake Chemical 3.60% 7/15/22	50,000	48,054

		10,059,390

Commercial Banks–1.95%
Abbey National Treasury Services
3.05% 8/23/18	250,000	254,270
4.00% 4/27/16	150,000	159,489

American Express Bank 6.00%9/13/17	250,000	290,171
American Express Centurion Bank
5.95% 6/12/17	100,000	114,892
6.00% 9/13/17	100,000	116,069

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Australia & New Zealand Banking Group
0.90% 2/12/16	250,000	$249,948
1.45% 5/15/18	250,000	243,373
Banco do Brasil 3.875% 10/10/22	300,000	260,250
BanColombia
4.25% 1/12/16	100,000	103,750
5.95% 6/3/21	200,000	204,000
Bank of America North America
6.00% 10/15/36	400,000	449,800
Bank of Montreal
1.30% 7/15/16	194,000	195,013
2.50% 1/11/17	300,000	309,691
2.55% 11/6/22	300,000	279,028
Bank of Nova Scotia
0.95% 3/15/16	100,000	99,761
1.375% 7/15/16	200,000	201,509
1.375% 12/18/17	150,000	147,399
1.45% 4/25/18	250,000	244,520
1.85% 1/12/15	150,000	152,667
2.05% 10/7/15	200,000	204,535
2.55% 1/12/17	300,000	311,055
3.40% 1/22/15	300,000	311,123
Bank One 8.00% 4/29/27	100,000	128,928
Barclays Bank
2.75% 2/23/15	350,000	359,310
3.90% 4/7/15	150,000	156,717
5.00% 9/22/16	400,000	441,753
5.125% 1/8/20	250,000	279,481
5.14% 10/14/20	200,000	209,205
BB&T
2.05% 6/19/18	350,000	348,986
3.20% 3/15/16	200,000	209,706
3.95% 4/29/16	100,000	107,053
4.90% 6/30/17	100,000	109,853
5.20% 12/23/15	100,000	108,514
BBVA US Senior 4.664% 10/9/15	300,000	312,511
BNP Paribas
2.375% 9/14/17	250,000	253,613
2.70% 8/20/18	300,000	303,777
3.25% 3/11/15	300,000	310,495
3.25% 3/3/23	500,000	469,221
3.60% 2/23/16	400,000	422,743
5.00% 1/15/21	300,000	325,038
Branch Banking & Trust
1.45% 10/3/16	250,000	251,660
2.30% 10/15/18	250,000	251,112
Canadian Imperial Bank of Commerce
1.35% 7/18/16	200,000	201,762
1.55% 1/23/18	200,000	196,347
2.35% 12/11/15	150,000	154,803
Comerica 3.00% 9/16/15	100,000	104,136

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Commonwealth Bank of Australia
1.90% 9/18/17	250,000	$251,383
1.95% 3/16/15	250,000	254,949
2.50% 9/20/18	200,000	202,480
Compass Bank 6.40% 10/1/17	100,000	107,490
Credit Suisse New York
3.50% 3/23/15	450,000	468,898
4.375% 8/5/20	200,000	215,315
5.30% 8/13/19	100,000	113,166
6.00% 2/15/18	500,000	563,461
Discover Bank 4.20% 8/8/23	250,000	249,744
Fifth Third Bancorp
3.50% 3/15/22	200,000	197,944
3.625% 1/25/16	200,000	211,119
5.45% 1/15/17	100,000	110,088
8.25% 3/1/38	100,000	129,767
First Horizon National 5.375% 12/15/15	150,000	162,190
HSBC Bank USA
1.625% 1/16/18	500,000	490,619
2.375% 2/13/15	250,000	255,697
5.00% 9/27/20	300,000	322,045
5.625% 8/15/35	250,000	260,200
5.875% 11/1/34	100,000	107,948
7.00% 1/15/39	100,000	120,391
HSBC Holdings
4.00% 3/30/22	500,000	509,666
5.10% 4/5/21	300,000	330,980
6.10% 1/14/42	200,000	237,647
6.50% 5/2/36	200,000	227,165
6.50% 9/15/37	200,000	227,401
6.80% 6/1/38	200,000	236,461
Intesa Sanpaolo 3.875% 1/16/18	300,000	295,220
KeyBank
1.65% 2/1/18	250,000	245,727
5.45% 3/3/16	100,000	109,619
KeyCorp 3.75% 8/13/15	100,000	105,115
National Australia Bank
1.60% 8/7/15	250,000	254,117
2.00% 3/9/15	500,000	510,267
3.00% 1/20/23	500,000	469,565
National Bank of Canada 1.50% 6/26/15	250,000	253,522
National City
4.90% 1/15/15	300,000	315,522
6.875% 5/15/19	100,000	119,463
PNC Bank
1.30% 10/3/16	250,000	251,080
2.70% 11/1/22	250,000	228,285
6.875% 4/1/18	150,000	179,749
PNC Funding
2.70% 9/19/16	200,000	208,006
3.30% 3/8/22	300,000	293,666
5.125% 2/8/20	100,000	111,386

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
PNC Funding (continued)
5.25% 11/15/15	200,000	$216,966
6.70% 6/10/19	150,000	181,207
Rabobank
1.70% 3/19/18	250,000	247,081
2.125% 10/13/15	200,000	204,995
3.375% 1/19/17	400,000	425,948
3.875% 2/8/22	250,000	250,748
3.95% 11/9/22	250,000	240,318
4.50% 1/11/21	150,000	160,523
5.25% 5/24/41	150,000	156,337
Regions Financial 2.00% 5/15/18	250,000	242,930
Royal Bank of Canada
0.625% 12/4/15	250,000	249,545
0.80% 10/30/15	150,000	150,217
1.15% 3/13/15	300,000	302,674
1.20% 9/19/17	350,000	346,181
1.45% 9/9/16	750,000	757,798
2.20% 7/27/18	150,000	150,650
2.30% 7/20/16	100,000	103,439
2.625% 12/15/15	100,000	103,928
2.875% 4/19/16	200,000	209,610
Royal Bank of Scotland
3.95% 9/21/15	200,000	209,541
4.375% 3/16/16	300,000	320,476
4.875% 3/16/15	200,000	210,554
5.625% 8/24/20	150,000	165,859
Royal Bank of Scotland Group
2.55% 9/18/15	101,000	103,217
6.40% 10/21/19	300,000	343,286
Societe Generale 2.75% 10/12/17	150,000	153,671
Sumitomo Mitsui Banking
1.35% 7/18/15	250,000	252,442
1.80% 7/18/17	250,000	249,864
2.50% 7/19/18	250,000	253,224
3.20% 7/18/22	250,000	239,915
SunTrust Bank
5.00% 9/1/15	239,000	255,731
7.25% 3/15/18	200,000	238,982
SVB Financial Group 5.375% 9/15/20	150,000	165,568
Svenska Handelsbanken
1.625% 3/21/18	250,000	245,543
2.50% 1/25/19	250,000	251,310
3.125% 7/12/16	200,000	209,753
Toronto-Dominion Bank
1.40% 4/30/18	350,000	341,844
1.50% 9/9/16	200,000	202,716
2.50% 7/14/16	200,000	207,987
2.625% 9/10/18	100,000	102,427
U.S. Bancorp
1.65% 5/15/17	150,000	151,006

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
U.S. Bancorp (continued)
2.20% 11/15/16	200,000	$206,183
2.45% 7/27/15	200,000	206,492
2.95% 7/15/22	200,000	188,512
3.00% 3/15/22	150,000	146,571
3.15% 3/4/15	100,000	103,744
U.S. Bank 4.95% 10/30/14	350,000	366,939
UBS
3.875% 1/15/15	200,000	208,177
4.875% 8/4/20	345,000	386,233
5.75% 4/25/18	350,000	404,217
5.875% 7/15/16	200,000	221,453
5.875% 12/20/17	475,000	548,916
Union Bank
2.625% 9/26/18	250,000	252,648
3.00% 6/6/16	250,000	262,087
Wachovia
5.50% 8/1/35	150,000	154,887
5.625% 10/15/16	100,000	112,127
5.75% 2/1/18	600,000	693,772
Wachovia Bank
5.85% 2/1/37	450,000	503,829
6.00% 11/15/17	300,000	346,100
6.60% 1/15/38	450,000	545,715
Wells Fargo
1.25% 2/13/15	800,000	806,932
1.25% 7/20/16	200,000	200,225
1.50% 7/1/15	500,000	506,489
1.50% 1/16/18	250,000	246,260
3.45% 2/13/23	250,000	234,451
3.50% 3/8/22	300,000	300,817
3.625% 4/15/15	400,000	417,564
f3.676% 6/15/16	750,000	799,841
3.75% 10/1/14	300,000	309,813
4.125% 8/15/23	300,000	294,330
4.60% 4/1/21	350,000	380,665
5.625% 12/11/17	150,000	172,492
Wells Fargo Capital X 5.95% 12/15/36	100,000	95,750
Westpac Banking
1.125% 9/25/15	200,000	201,550
1.60% 1/12/18	250,000	246,683
2.00% 8/14/17	250,000	253,311
2.25% 7/30/18	100,000	100,708
3.00% 8/4/15	300,000	313,016
4.20% 2/27/15	200,000	210,167
4.875% 11/19/19	250,000	280,144

		43,239,381

Commercial Services & Supplies–0.10%
Avery Dennison 5.375% 4/15/20	50,000	52,187
Block Financial 5.125% 10/30/14	100,000	104,256

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Cintas
2.85% 6/1/16	100,000	$103,910
4.30% 6/1/21	60,000	63,231
Pitney Bowes
4.75% 1/15/16	100,000	105,993
4.75% 5/15/18	200,000	208,273
Republic Services
3.80% 5/15/18	100,000	106,602
4.75% 5/15/23	100,000	105,345
5.25% 11/15/21	100,000	109,879
5.50% 9/15/19	299,000	338,327
5.70% 5/15/41	50,000	53,817
Waste Management
6.125% 11/30/39	200,000	229,511
6.375% 3/11/15	150,000	161,377
7.00% 7/15/28	125,000	153,980
7.375% 3/11/19	100,000	120,883
7.75% 5/15/32	100,000	131,649

		2,149,220

Communications Equipment–0.13%
Cisco Systems
2.90% 11/17/14	400,000	411,141
4.45% 1/15/20	300,000	330,833
4.95% 2/15/19	450,000	511,218
5.50% 2/22/16	230,000	255,793
5.50% 1/15/40	200,000	223,762
5.90% 2/15/39	300,000	349,214
Ericsson 4.125% 5/15/22	250,000	244,938
Harris
5.95% 12/1/17	150,000	167,091
6.375% 6/15/19	35,000	40,226
Juniper Networks
4.60% 3/15/21	100,000	102,327
5.95% 3/15/41	100,000	103,206
Motorola Solutions
3.50% 3/1/23	100,000	93,547
6.00% 11/15/17	150,000	171,266

		3,004,562

Computers & Peripherals–0.26%
Apple
0.45% 5/3/16	200,000	198,728
1.00% 5/3/18	750,000	723,245
2.40% 5/3/23	822,000	745,625
3.85% 5/4/43	350,000	294,487
Dell
2.30% 9/10/15	100,000	100,057
5.65% 4/15/18	250,000	249,850
5.875% 6/15/19	100,000	99,118
7.10% 4/15/28	50,000	47,354

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers & Peripherals (continued)
EMC
1.875% 6/1/18	250,000	$249,337
2.65% 6/1/20	300,000	297,417
3.375% 6/1/23	250,000	244,792
Hewlett-Packard
2.125% 9/13/15	250,000	253,707
2.35% 3/15/15	150,000	152,581
2.60% 9/15/17	425,000	429,550
3.00% 9/15/16	150,000	154,934
3.30% 12/9/16	300,000	312,353
4.30% 6/1/21	200,000	194,613
4.375% 9/15/21	150,000	145,803
4.65% 12/9/21	350,000	344,316
5.50% 3/1/18	200,000	223,536
6.00% 9/15/41	305,000	281,887
Lexmark International 5.125% 3/15/20	100,000	103,224

		5,846,514

Construction & Engineering–0.02%
ABB Finance USA
2.875% 5/8/22	250,000	241,876
4.375% 5/8/42	187,000	176,171
#URS 144A 5.50% 4/1/22	100,000	100,781

		518,828

Consumer Finance–0.70%
American Express
1.55% 5/22/18	250,000	244,664
2.65% 12/2/22	115,000	105,835
4.05% 12/3/42	135,000	117,339
6.15% 8/28/17	300,000	350,075
•6.80% 9/1/66	100,000	106,375
7.00% 3/19/18	100,000	120,598
8.125% 5/20/19	100,000	130,135
American Express Credit
1.30% 7/29/16	500,000	503,342
1.75% 6/12/15	250,000	254,663
2.125% 7/27/18	500,000	502,516
2.375% 3/24/17	150,000	154,920
2.75% 9/15/15	200,000	207,651
2.80% 9/19/16	200,000	209,407
Capital One Bank 8.80% 7/15/19	200,000	256,439
Capital One Financial
2.15% 3/23/15	250,000	254,119
3.15% 7/15/16	60,000	62,723
3.50% 6/15/23	600,000	568,064
4.75% 7/15/21	100,000	105,983
6.15% 9/1/16	100,000	111,440
Caterpillar Financial Services
1.05% 3/26/15	150,000	151,216
1.35% 9/6/16	500,000	503,604
2.05% 8/1/16	125,000	128,654

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Consumer Finance (continued)
Caterpillar Financial Services (continued)
2.45% 9/6/18	250,000	$254,841
2.65% 4/1/16	100,000	104,184
5.50% 3/15/16	200,000	221,527
7.15% 2/15/19	200,000	246,602
Discover Financial Services 5.20% 4/27/22	100,000	105,566
Ford Motor Credit
1.70% 5/9/16	200,000	200,106
2.375% 1/16/18	250,000	248,284
2.75% 5/15/15	1,000,000	1,023,283
3.00% 6/12/17	250,000	257,188
3.875% 1/15/15	200,000	206,921
3.984% 6/15/16	250,000	264,329
4.207% 4/15/16	250,000	265,099
5.00% 5/15/18	500,000	549,026
5.75% 2/1/21	200,000	221,496
5.875% 8/2/21	750,000	835,045
7.00% 4/15/15	200,000	217,514
HSBC Finance
5.00% 6/30/15	500,000	532,556
6.676% 1/15/21	323,000	369,394
•HSBC Finance Capital Trust IX 5.911% 11/30/35	200,000	205,000
Huntington Bancshares 2.60% 8/2/18	250,000	250,395
John Deere Capital
0.875% 4/17/15	100,000	100,590
0.95% 6/29/15	250,000	251,730
1.70% 1/15/20	350,000	330,822
2.25% 6/7/16	100,000	103,593
2.25% 4/17/19	200,000	201,199
2.95% 3/9/15	180,000	186,423
5.50% 4/13/17	150,000	169,356
Paccar Financial
0.70% 11/16/15	150,000	150,222
1.15% 8/16/16	150,000	150,427
1.60% 3/15/17	100,000	99,751
Toyota Motor Credit
0.80% 5/17/16	100,000	99,977
0.875% 7/17/15	150,000	151,109
1.00% 2/17/15	200,000	201,669
1.25% 11/17/14	150,000	151,613
1.25% 10/5/17	250,000	246,658
1.75% 5/22/17	150,000	151,568
2.00% 9/15/16	250,000	257,036
3.20% 6/17/15	200,000	209,265
3.30% 1/12/22	400,000	398,488
3.40% 9/15/21	200,000	201,913

		15,541,527

Containers & Packaging–0.01%
Bemis 6.80% 8/1/19	10,000	11,926

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
Packaging Corporation of America 3.90% 6/15/22	50,000	$48,164
Sonoco Products
4.375% 11/1/21	100,000	103,505
5.75% 11/1/40	100,000	105,137

		268,732

Diversified Consumer Services–0.06%
Cornell University 5.45% 2/1/19	200,000	232,772
Massachusetts Institute of Technology 5.60% 7/1/11	200,000	235,758
President and Fellows of Harvard College 3.619% 10/1/37	72,000	63,007
Princeton University
4.95% 3/1/19	100,000	114,699
5.70% 3/1/39	50,000	58,730
Stanford University
4.25% 5/1/16	100,000	108,440
4.75% 5/1/19	250,000	284,207
Trustees of Dartmouth College 4.75% 6/1/19	50,000	56,851
Vanderbilt University 5.25% 4/1/19	50,000	57,393
Yale University 2.90% 10/15/14	50,000	51,311

		1,263,168

Diversified Financial Services–2.04%
Bank of America
1.50% 10/9/15	400,000	402,387
2.00% 1/11/18	500,000	492,226
3.30% 1/11/23	800,000	750,881
3.70% 9/1/15	200,000	209,186
3.75% 7/12/16	500,000	530,193
3.875% 3/22/17	250,000	266,114
4.10% 7/24/23	350,000	348,522
4.50% 4/1/15	300,000	315,171
4.75% 8/1/15	100,000	106,379
5.00% 5/13/21	350,000	376,508
5.25% 12/1/15	200,000	215,221
5.30% 3/15/17	650,000	716,935
5.625% 10/14/16	400,000	446,322
5.625% 7/1/20	250,000	280,502
5.65% 5/1/18	500,000	564,838
5.75% 12/1/17	550,000	621,026
5.875% 1/5/21	250,000	283,759
5.875% 2/7/42	218,000	242,918
6.00% 9/1/17	500,000	566,710
6.50% 8/1/16	200,000	226,812
7.625% 6/1/19	300,000	368,315
Boeing Capital
3.25% 10/27/14	25,000	25,759
4.70% 10/27/19	300,000	339,013

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
BP Capital Markets
0.70% 11/6/15	150,000	$149,753
1.375% 11/6/17	150,000	147,878
1.375% 5/10/18	150,000	145,673
1.846% 5/5/17	150,000	151,414
2.241% 9/26/18	100,000	100,218
2.75% 5/10/23	250,000	228,807
3.125% 10/1/15	250,000	261,582
3.20% 3/11/16	200,000	210,085
3.245% 5/6/22	200,000	193,461
3.875% 3/10/15	400,000	418,874
3.994% 9/26/23	250,000	252,499
4.742% 3/11/21	500,000	543,005
4.75% 3/10/19	300,000	332,262
Citigroup
1.25% 1/15/16	500,000	499,899
1.75% 5/1/18	500,000	485,465
2.25% 8/7/15	250,000	255,005
2.65% 3/2/15	350,000	357,988
3.375% 3/1/23	200,000	190,692
3.953% 6/15/16	250,000	266,308
4.05% 7/30/22	107,000	104,110
4.45% 1/10/17	500,000	541,799
4.50% 1/14/22	230,000	241,464
4.587% 12/15/15	500,000	535,075
4.75% 5/19/15	300,000	317,616
4.875% 5/7/15	150,000	157,566
5.375% 8/9/20	200,000	224,049
5.50% 10/15/14	89,000	93,287
5.50% 2/15/17	450,000	493,093
5.50% 9/13/25	200,000	206,140
5.85% 8/2/16	100,000	111,481
5.875% 2/22/33	200,000	199,712
5.875% 5/29/37	100,000	109,741
5.875% 1/30/42	150,000	167,382
6.00% 8/15/17	100,000	114,390
6.00% 10/31/33	100,000	101,081
6.01% 1/15/15	300,000	319,237
6.125% 11/21/17	300,000	345,314
6.125% 5/15/18	350,000	405,239
6.125% 8/25/36	200,000	201,907
6.625% 6/15/32	100,000	107,934
6.675% 9/13/43	150,000	162,078
6.875% 3/5/38	350,000	434,089
8.125% 7/15/39	350,000	487,652
8.50% 5/22/19	300,000	383,619
CME Group 5.30% 9/15/43	100,000	103,541
Countrywide Financial 6.25% 5/15/16	450,000	497,915
•GE Capital Trust I 6.375% 11/15/67	200,000	212,250
General Electric Capital
1.00% 1/8/16	250,000	250,062

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital (continued)
1.60% 11/20/17	250,000	$248,663
1.625% 7/2/15	500,000	507,582
1.625% 4/2/18	250,000	246,363
2.15% 1/9/15	500,000	510,533
2.25% 11/9/15	200,000	205,436
2.30% 4/27/17	250,000	256,703
2.90% 1/9/17	200,000	209,514
2.95% 5/9/16	200,000	209,200
3.10% 1/9/23	300,000	281,201
3.15% 9/7/22	500,000	473,678
3.50% 6/29/15	150,000	156,953
3.75% 11/14/14	300,000	311,246
4.375% 9/21/15	250,000	266,696
4.375% 9/16/20	750,000	799,128
4.65% 10/17/21	500,000	533,758
4.875% 3/4/15	500,000	529,286
5.00% 1/8/16	250,000	271,803
5.30% 2/11/21	175,000	190,618
5.375% 10/20/16	400,000	446,265
5.50% 1/8/20	100,000	113,489
5.625% 5/1/18	1,050,000	1,206,042
5.875% 1/14/38	950,000	1,052,210
6.00% 8/7/19	100,000	116,524
•6.375% 11/15/67	100,000	107,125
6.75% 3/15/32	780,000	932,994
6.875% 1/10/39	700,000	860,717
JPMorgan Chase
1.10% 10/15/15	150,000	150,363
1.125% 2/26/16	250,000	249,859
1.625% 5/15/18	250,000	242,383
1.80% 1/25/18	200,000	197,418
1.875% 3/20/15	200,000	203,212
2.00% 8/15/17	450,000	452,091
3.15% 7/5/16	500,000	524,968
3.20% 1/25/23	500,000	468,686
3.25% 9/23/22	350,000	330,821
3.375% 5/1/23	200,000	181,736
3.40% 6/24/15	200,000	208,469
3.45% 3/1/16	500,000	526,791
3.70% 1/20/15	350,000	362,609
4.25% 10/15/20	750,000	787,551
4.35% 8/15/21	600,000	622,556
4.40% 7/22/20	700,000	742,067
4.50% 1/24/22	350,000	365,718
5.40% 1/6/42	200,000	211,177
5.50% 10/15/40	100,000	106,796
5.60% 7/15/41	500,000	541,032
6.00% 10/1/17	950,000	1,087,925
6.00% 1/15/18	400,000	459,768
6.30% 4/23/19	200,000	234,604
6.40% 5/15/38	450,000	532,396

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Moody’s 4.50% 9/1/22	250,000	$250,132
NASDAQ OMX Group
4.00% 1/15/15	100,000	103,398
5.25% 1/16/18	60,000	65,051
5.55% 1/15/20	100,000	107,254
National Rural Utilities Cooperative Finance
2.35% 6/15/20	300,000	292,226
3.05% 3/1/16	100,000	105,045
4.023% 11/1/32	100,000	96,455
•4.75% 4/30/43	100,000	92,750
5.45% 2/1/18	25,000	28,653
8.00% 3/1/32	150,000	203,803
10.375% 11/1/18	100,000	137,535
NYSE Euronext 2.00% 10/5/17	150,000	150,319
ORIX 4.71% 4/27/15	85,000	89,290
Private Export Funding
1.375% 2/15/17	275,000	277,366
1.875% 7/15/18	250,000	251,719
2.45% 7/15/24	250,000	226,467
4.30% 12/15/21	100,000	110,910
4.55% 5/15/15	100,000	106,857
4.95% 11/15/15	100,000	109,243
TECO Finance 6.572% 11/1/17	100,000	115,629

		45,270,213

Diversified Telecommunication Services–1.15%
AT&T
0.875% 2/13/15	150,000	150,417
0.90% 2/12/16	350,000	348,545
1.40% 12/1/17	550,000	537,430
2.40% 8/15/16	175,000	180,805
2.50% 8/15/15	200,000	206,099
2.625% 12/1/22	500,000	449,036
2.95% 5/15/16	200,000	209,258
3.00% 2/15/22	400,000	375,804
3.875% 8/15/21	30,000	30,432
4.30% 12/15/42	940,000	785,613
4.35% 6/15/45	532,000	440,858
4.45% 5/15/21	100,000	105,191
5.35% 9/1/40	638,000	621,381
5.50% 2/1/18	500,000	567,420
5.55% 8/15/41	40,000	39,846
5.625% 6/15/16	100,000	111,355
5.80% 2/15/19	150,000	172,963
6.15% 9/15/34	150,000	161,120
6.30% 1/15/38	200,000	216,848
6.40% 5/15/38	50,000	54,900
6.50% 3/15/29	100,000	109,254
6.50% 9/1/37	150,000	166,245
6.55% 2/15/39	550,000	613,295
Bellsouth 8.00% 11/15/31	360,000	492,072

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
British Telecommunications
2.00% 6/22/15	250,000	$254,682
9.625% 12/15/30	350,000	519,567
Deutsche Telekom International Finance
5.75% 3/23/16	300,000	331,841
6.00% 7/8/19	250,000	292,521
8.75% 6/15/30	460,000	639,008
Embarq 7.995% 6/1/36	150,000	153,112
France Telecom
2.75% 9/14/16	100,000	103,242
4.125% 9/14/21	100,000	100,895
5.375% 7/8/19	300,000	332,505
5.375% 1/13/42	100,000	96,446
8.75% 3/1/31	300,000	400,289
GTE
6.84% 4/15/18	250,000	291,967
6.94% 4/15/28	100,000	114,907
8.75% 11/1/21	100,000	128,966
Koninklijke KPN 8.375% 10/1/30	100,000	128,270
Nippon Telegraph & Telephone
1.40% 7/18/17	100,000	99,396
Pacific Bell Telephone 6.625% 10/15/34	100,000	101,305
Qwest
6.75% 12/1/21	150,000	161,342
6.875% 9/15/33	250,000	243,424
7.50% 10/1/14	200,000	211,967
Telecom Italia Capital
5.25% 10/1/15	300,000	315,881
6.00% 9/30/34	100,000	82,745
7.175% 6/18/19	200,000	220,897
7.20% 7/18/36	100,000	93,416
7.721% 6/4/38	250,000	241,882
Telefonica Emisiones
3.192% 4/27/18	250,000	246,932
3.729% 4/27/15	75,000	77,383
3.992% 2/16/16	170,000	176,524
4.949% 1/15/15	285,000	297,728
5.134% 4/27/20	90,000	92,370
5.462% 2/16/21	140,000	143,705
5.877% 7/15/19	100,000	108,563
6.421% 6/20/16	175,000	192,726
7.045% 6/20/36	175,000	186,619
Telefonica Europe 8.25% 9/15/30	200,000	234,989
Telefonos de Mexico 5.50% 11/15/19	100,000	110,213
Verizon Communications
0.70% 11/2/15	150,000	149,138
1.25% 11/3/14	800,000	804,916
2.45% 11/1/22	200,000	177,690
2.50% 9/15/16	391,000	403,285
3.65% 9/14/18	750,000	791,165
3.85% 11/1/42	150,000	118,917
4.50% 9/15/20	686,000	730,628

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications (continued)
4.60% 4/1/21	250,000	$266,087
5.15% 9/15/23	1,300,000	1,396,051
5.50% 4/1/17	200,000	225,065
5.50% 2/15/18	150,000	170,065
6.00% 4/1/41	100,000	105,623
6.10% 4/15/18	250,000	289,336
6.35% 4/1/19	250,000	293,730
6.40% 9/15/33	920,000	1,024,657
6.40% 2/15/38	350,000	386,609
6.55% 9/15/43	2,000,000	2,265,780
6.90% 4/15/38	650,000	755,510
7.35% 4/1/39	100,000	122,554
7.75% 12/1/30	300,000	369,860
8.75% 11/1/18	64,000	82,310

		25,603,388

Electric Utilities–1.18%
AEP Texas Central Transition Funding II 5.17% 1/1/18	250,000	279,187
Alabama Power
5.50% 3/15/41	185,000	206,859
6.125% 5/15/38	100,000	118,251
American Electric Power
1.65% 12/15/17	200,000	196,678
2.95% 12/15/22	125,000	115,320
Appalachian Power
4.60% 3/30/21	150,000	161,075
5.00% 6/1/17	100,000	110,111
6.70% 8/15/37	235,000	274,748
Arizona Public Service
4.50% 4/1/42	100,000	95,413
5.05% 9/1/41	100,000	103,085
Atlantic City Electric 7.75% 11/15/18	15,000	18,871
Baltimore Gas & Electric
3.35% 7/1/23	100,000	97,616
6.35% 10/1/36	100,000	119,142
Carolina Power & Light
4.10% 3/15/43	100,000	91,271
5.30% 1/15/19	100,000	115,408
6.30% 4/1/38	250,000	303,805
CenterPoint Energy Houston Electric 2.25% 8/1/22	250,000	231,084
Cleco Power 6.50% 12/1/35	50,000	57,429
Cleveland Electric Illuminating
5.70% 4/1/17	52,000	57,233
5.95% 12/15/36	100,000	102,445
Commonwealth Edison
3.40% 9/1/21	100,000	101,791
4.00% 8/1/20	300,000	320,448
5.95% 8/15/16	150,000	169,839
6.45% 1/15/38	100,000	123,885

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Connecticut Light & Power
5.65% 5/1/18	100,000	$115,962
Consumers Energy
2.85% 5/15/22	100,000	97,511
3.375% 8/15/23	200,000	200,039
5.65% 9/15/18	100,000	117,302
5.65% 4/15/20	100,000	117,284
#Dayton Power & Light 144A 1.875% 9/15/16	75,000	75,638
Detroit Edison
2.65% 6/15/22	50,000	47,660
6.625% 6/1/36	100,000	127,694
Duke Energy
1.625% 8/15/17	250,000	249,257
2.10% 6/15/18	250,000	249,612
3.35% 4/1/15	100,000	103,827
5.05% 9/15/19	100,000	111,586
Duke Energy Carolinas
3.90% 6/15/21	100,000	106,128
4.00% 9/30/42	150,000	135,960
4.30% 6/15/20	100,000	108,515
5.25% 1/15/18	250,000	286,902
5.30% 2/15/40	100,000	109,862
6.10% 6/1/37	170,000	196,621
7.00% 11/15/18	100,000	123,189
Duke Energy Florida 5.65% 6/15/18	150,000	174,698
Duke Energy Indiana
6.12% 10/15/35	100,000	107,901
6.45% 4/1/39	130,000	160,535
Duke Energy Ohio
3.80% 9/1/23	500,000	511,948
5.45% 4/1/19	50,000	57,710
Entergy
4.70% 1/15/17	100,000	107,169
5.125% 9/15/20	100,000	104,163
Entergy Arkansas 3.05% 6/1/23	100,000	95,210
Entergy Louisiana 4.05% 9/1/23	150,000	153,913
Entergy Mississippi 3.10% 7/1/23	100,000	93,778
Entergy Texas 7.125% 2/1/19	200,000	237,464
Exelon 4.90% 6/15/15	150,000	159,441
FirstEnergy Solutions 6.80% 8/15/39	150,000	150,039
Florida Power
3.85% 11/15/42	100,000	87,348
6.40% 6/15/38	300,000	366,648
Florida Power & Light
3.80% 12/15/42	100,000	88,727
4.05% 6/1/42	150,000	139,252
5.69% 3/1/40	50,000	58,477
5.85% 5/1/37	100,000	118,726
5.95% 2/1/38	200,000	241,029
5.96% 4/1/39	100,000	120,685
6.20% 6/1/36	200,000	243,225

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Georgia Power
0.625% 11/15/15	250,000	$249,609
4.25% 12/1/19	80,000	87,972
4.30% 3/15/42	200,000	180,919
4.30% 3/15/43	100,000	90,308
4.75% 9/1/40	100,000	97,812
5.25% 12/15/15	25,000	27,398
5.95% 2/1/39	100,000	113,601
Great Plains Energy 4.85% 6/1/21	50,000	53,485
Hydro-Quebec
1.375% 6/19/17	100,000	100,238
2.00% 6/30/16	300,000	309,176
8.05% 7/7/24	250,000	340,664
8.50% 12/1/29	115,000	168,904
Iberdrola International 6.75% 7/15/36	100,000	106,690
Indiana Michigan Power 7.00% 3/15/19	100,000	120,113
Interstate Power & Light 6.25% 7/15/39	130,000	155,590
Jersey Central Power & Light
7.35% 2/1/19	100,000	120,095
Kansas City Power & Light 6.375% 3/1/18	200,000	232,949
Kentucky Utilities
1.625% 11/1/15	100,000	101,905
3.25% 11/1/20	100,000	102,596
5.125% 11/1/40	100,000	108,128
LG&E & KU Energy 2.125% 11/15/15	200,000	204,320
MidAmerican Energy
2.40% 3/15/19	250,000	254,949
4.80% 9/15/43	250,000	254,928
5.30% 3/15/18	100,000	114,696
5.75% 11/1/35	25,000	28,407
5.95% 7/15/17	200,000	232,092
Nevada Power
5.45% 5/15/41	60,000	66,057
6.50% 8/1/18	50,000	60,011
6.75% 7/1/37	100,000	126,661
7.125% 3/15/19	100,000	124,206
NextEra Energy Capital Holdings
3.625% 6/15/23	100,000	95,128
4.50% 6/1/21	100,000	105,480
6.00% 3/1/19	200,000	231,872
Northeast Utilities 1.45% 5/1/18	250,000	243,856
Northern States Power
2.60% 5/15/23	100,000	93,779
5.25% 3/1/18	100,000	114,727
5.35% 11/1/39	40,000	45,008
6.20% 7/1/37	100,000	123,012
Ohio Edison
6.875% 7/15/36	100,000	117,626
8.25% 10/15/38	100,000	142,481
Oklahoma Gas & Electric
5.25% 5/15/41	100,000	108,015

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Oncor Electric Delivery
4.10% 6/1/22	100,000	$103,445
4.55% 12/1/41	150,000	144,302
5.30% 6/1/42	200,000	212,334
6.80% 9/1/18	100,000	119,935
7.00% 9/1/22	100,000	123,804
7.00% 5/1/32	50,000	62,028
Pacific Gas & Electric
3.25% 9/15/21	200,000	196,660
3.25% 6/15/23	250,000	238,682
6.05% 3/1/34	500,000	557,961
6.25% 3/1/39	300,000	343,340
8.25% 10/15/18	200,000	255,654
PacifiCorp
2.95% 6/1/23	100,000	96,782
4.10% 2/1/42	100,000	91,871
5.75% 4/1/37	100,000	115,357
6.00% 1/15/39	100,000	119,157
6.35% 7/15/38	25,000	30,801
7.70% 11/15/31	100,000	136,357
PECO Energy
5.35% 3/1/18	200,000	230,575
5.95% 10/1/36	100,000	117,818
Portland General Electric
6.10% 4/15/19	100,000	119,898
Potomac Electric Power
7.90% 12/15/38	100,000	145,087
PPL Capital Funding
3.40% 6/1/23	200,000	186,753
3.50% 12/1/22	100,000	94,775
4.20% 6/15/22	150,000	149,535
PPL Electric Utilities
3.00% 9/15/21	100,000	99,353
6.25% 5/15/39	30,000	36,898
PPL Energy Supply 6.50% 5/1/18	25,000	28,299
Progress Energy
6.00% 12/1/39	50,000	55,935
7.05% 3/15/19	100,000	120,978
7.75% 3/1/31	150,000	192,909
Public Service Electric & Gas
2.375% 5/15/23	200,000	183,576
3.50% 8/15/20	150,000	157,547
3.75% 3/15/24	150,000	154,686
5.30% 5/1/18	50,000	57,313
5.50% 3/1/40	100,000	114,563
Public Service of Colorado
3.20% 11/15/20	100,000	102,289
3.95% 3/15/43	250,000	225,907
5.125% 6/1/19	135,000	155,405
6.25% 9/1/37	100,000	125,518
Public Service of Oklahoma
5.15% 12/1/19	75,000	85,342

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Scottish Power 5.375% 3/15/15	100,000	$105,537
Sierra Pacific Power 6.00% 5/15/16	100,000	112,745
South Carolina Electric & Gas
5.25% 11/1/18	80,000	92,015
6.05% 1/15/38	225,000	263,372
Southern
1.95% 9/1/16	300,000	305,994
2.45% 9/1/18	90,000	90,980
Southern California Edison
3.875% 6/1/21	70,000	74,201
3.90% 3/15/43	100,000	89,258
4.50% 9/1/40	100,000	98,205
5.55% 1/15/36	59,000	66,519
5.95% 2/1/38	25,000	29,431
6.00% 1/15/34	200,000	238,221
6.05% 3/15/39	170,000	203,943
6.65% 4/1/29	100,000	121,950
Southwestern Electric Power
6.20% 3/15/40	200,000	223,084
Tampa Electric
2.60% 9/15/22	100,000	94,298
4.10% 6/15/42	100,000	89,912
6.10% 5/15/18	50,000	59,179
Toledo Edison 7.25% 5/1/20	6,000	7,295
Union Electric
3.90% 9/15/42	250,000	223,365
8.45% 3/15/39	80,000	124,308
Virginia Electric & Power
2.75% 3/15/23	100,000	95,078
4.65% 8/15/43	150,000	149,346
5.00% 6/30/19	200,000	228,598
5.95% 9/15/17	100,000	116,525
6.00% 5/15/37	25,000	29,498
6.35% 11/30/37	100,000	123,722
8.875% 11/15/38	100,000	155,330
Westar Energy 4.10% 4/1/43	150,000	138,029
Western Massachusetts Electric
3.50% 9/15/21	150,000	151,638
Wisconsin Electric Power
1.70% 6/15/18	250,000	249,272
2.95% 9/15/21	100,000	99,843
4.25% 12/15/19	25,000	27,963
Xcel Energy
0.75% 5/9/16	200,000	198,726
4.70% 5/15/20	100,000	110,180
6.50% 7/1/36	100,000	121,054

		26,183,135

Electrical Equipment–0.04%
Cooper
2.375% 1/15/16	100,000	103,213
3.875% 12/15/20	100,000	103,965

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Equipment (continued)
Emerson Electric
4.125% 4/15/15	100,000	$105,136
4.25% 11/15/20	50,000	53,243
5.25% 10/15/18	225,000	256,782
5.25% 11/15/39	50,000	53,976
Rockwell Automation 6.25% 12/1/37	100,000	119,678
Roper Industries 6.25% 9/1/19	100,000	116,336

		912,329

Electronic Equipment, Instruments & Components–0.04%
Amphenol 4.75% 11/15/14	100,000	104,348
Arrow Electronics
3.00% 3/1/18	100,000	100,970
6.00% 4/1/20	50,000	54,499
Avnet 4.875% 12/1/22	100,000	100,971
Corning
4.25% 8/15/20	65,000	70,248
4.75% 3/15/42	250,000	246,275
5.75% 8/15/40	25,000	27,766
6.625% 5/15/19	20,000	24,292
Tech Data 3.75% 9/21/17	100,000	102,541

		831,910

Energy Equipment & Services–0.28%
Baker Hughes
5.125% 9/15/40	200,000	214,284
6.875% 1/15/29	100,000	128,660
Cameron International
5.95% 6/1/41	100,000	112,248
6.375% 7/15/18	100,000	117,785
Diamond Offshore Drilling
5.70% 10/15/39	100,000	113,993
5.875% 5/1/19	40,000	47,022
ENSCO
3.25% 3/15/16	100,000	104,443
4.70% 3/15/21	350,000	372,081
FMC Technologies 3.45% 10/1/22	100,000	96,082
Global Marine 7.00% 6/1/28	150,000	158,868
Halliburton
2.00% 8/1/18	250,000	250,059
3.25% 11/15/21	200,000	200,531
4.75% 8/1/43	200,000	198,508
5.90% 9/15/18	50,000	58,979
6.15% 9/15/19	250,000	299,931
7.45% 9/15/39	200,000	268,025
Nabors Industries
4.625% 9/15/21	150,000	151,016
#144A 5.10% 9/15/23	100,000	101,776
6.15% 2/15/18	100,000	112,560
9.25% 1/15/19	150,000	192,812
National Oilwell Varco
2.60% 12/1/22	200,000	186,107

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
National Oilwell Varco (continued)
3.95% 12/1/42	150,000	$135,384
Rowan
4.875% 6/1/22	100,000	103,363
5.40% 12/1/42	175,000	158,672
7.875% 8/1/19	65,000	78,443
Transocean
4.95% 11/15/15	200,000	214,669
6.00% 3/15/18	325,000	366,561
6.375% 12/15/21	150,000	167,005
6.50% 11/15/20	100,000	111,786
6.80% 3/15/38	400,000	425,959
7.35% 12/15/41	100,000	116,309
Weatherford International
4.50% 4/15/22	100,000	99,145
5.95% 4/15/42	100,000	96,066
6.00% 3/15/18	150,000	168,316
6.75% 9/15/40	100,000	103,846
7.00% 3/15/38	150,000	159,557
9.625% 3/1/19	100,000	126,039
9.875% 3/1/39	50,000	67,654

		6,184,544

Food & Staples Retailing–0.39%
Costco Wholesale
0.65% 12/7/15	150,000	150,098
5.50% 3/15/17	450,000	514,139
CVS Caremark
2.75% 12/1/22	200,000	185,165
3.25% 5/18/15	200,000	208,160
4.125% 5/15/21	100,000	105,085
4.75% 5/18/20	100,000	110,934
5.75% 6/1/17	150,000	171,674
5.75% 5/15/41	150,000	165,134
6.125% 9/15/39	100,000	114,703
6.25% 6/1/27	130,000	155,048
Delhaize America 9.00% 4/15/31	125,000	151,502
Delhaize Group 4.125% 4/10/19	100,000	104,416
Kroger
2.20% 1/15/17	100,000	101,864
3.40% 4/15/22	50,000	48,759
3.90% 10/1/15	130,000	137,109
5.00% 4/15/42	100,000	96,366
6.90% 4/15/38	100,000	117,718
7.50% 4/1/31	250,000	308,396
Safeway
3.95% 8/15/20	120,000	117,925
6.35% 8/15/17	150,000	168,708
Sysco
5.375% 3/17/19	100,000	116,267
6.625% 3/17/39	50,000	62,664

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Walgreen
1.00% 3/13/15	100,000	$100,330
1.80% 9/15/17	100,000	100,439
3.10% 9/15/22	150,000	141,416
5.25% 1/15/19	150,000	169,225
Wal-Mart Stores
0.60% 4/11/16	100,000	99,654
1.125% 4/11/18	200,000	195,746
1.50% 10/25/15	200,000	203,766
2.55% 4/11/23	300,000	277,960
2.80% 4/15/16	400,000	420,860
2.875% 4/1/15	200,000	207,919
3.25% 10/25/20	300,000	309,715
3.625% 7/8/20	100,000	106,048
4.00% 4/11/43	325,000	290,929
4.125% 2/1/19	100,000	110,236
4.875% 7/8/40	300,000	305,309
5.00% 10/25/40	200,000	207,040
5.25% 9/1/35	300,000	322,539
5.625% 4/15/41	250,000	282,697
5.80% 2/15/18	200,000	234,875
5.875% 4/5/27	100,000	121,027
6.20% 4/15/38	300,000	360,806
6.50% 8/15/37	350,000	435,883
7.55% 2/15/30	200,000	269,350

		8,685,603

Food Products–0.43%
Archer-Daniels-Midland
4.016% 4/16/43	100,000	88,308
4.479% 3/1/21	235,000	252,402
5.375% 9/15/35	100,000	106,944
5.45% 3/15/18	100,000	115,334
Bunge Limited Finance
4.10% 3/15/16	100,000	105,663
8.50% 6/15/19	135,000	168,293
Campbell Soup
2.50% 8/2/22	61,000	55,561
3.05% 7/15/17	100,000	105,133
4.25% 4/15/21	250,000	261,607
4.50% 2/15/19	35,000	37,918
ConAgra Foods
1.90% 1/25/18	250,000	246,983
2.10% 3/15/18	100,000	99,306
3.20% 1/25/23	250,000	234,343
4.65% 1/25/43	125,000	113,887
5.819% 6/15/17	50,000	56,767
#144A 6.625% 8/15/39	50,000	58,117
7.00% 4/15/19	100,000	120,170
8.25% 9/15/30	100,000	127,515
General Mills
3.15% 12/15/21	200,000	197,539

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food Products (continued)
General Mills (continued)
5.20% 3/17/15	150,000	$159,872
5.40% 6/15/40	45,000	49,202
5.65% 2/15/19	100,000	115,972
5.70% 2/15/17	100,000	113,579
Hershey 4.125% 12/1/20	200,000	217,322
Ingredion
1.80% 9/25/17	100,000	98,693
3.20% 11/1/15	100,000	103,987
Kellogg
1.75% 5/17/17	150,000	150,711
3.125% 5/17/22	150,000	146,144
3.25% 5/21/18	135,000	143,016
4.00% 12/15/20	100,000	106,015
7.45% 4/1/31	100,000	128,115
Kraft Foods
4.125% 2/9/16	250,000	267,079
5.375% 2/10/20	500,000	565,355
6.125% 2/1/18	150,000	173,604
6.50% 8/11/17	500,000	581,970
6.50% 11/1/31	350,000	404,374
6.50% 2/9/40	300,000	353,318
6.875% 2/1/38	250,000	303,187
Kraft Foods Group
1.625% 6/4/15	125,000	127,000
2.25% 6/5/17	150,000	153,114
3.50% 6/6/22	150,000	148,420
5.00% 6/4/42	250,000	248,590
5.375% 2/10/20	250,000	284,997
6.125% 8/23/18	150,000	176,576
6.50% 2/9/40	150,000	176,900
McCormick
3.50% 9/1/23	107,000	107,678
3.90% 7/15/21	50,000	52,387
Mead Johnson Nutrition
3.50% 11/1/14	100,000	102,750
4.90% 11/1/19	100,000	110,807
5.90% 11/1/39	50,000	54,987
Nabisco 7.55% 6/15/15	100,000	111,102
Tyson Foods 4.50% 6/15/22	200,000	207,949
Unilever Capital
2.20% 3/6/19	250,000	252,112
2.75% 2/10/16	100,000	104,490
4.25% 2/10/21	200,000	217,036
4.80% 2/15/19	100,000	113,337
5.90% 11/15/32	133,000	164,366

		9,647,903

Gas Utilities–0.09%
AGL Capital
4.40% 6/1/43	100,000	91,387

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas Utilities (continued)
AGL Capital (continued)
5.25% 8/15/19	100,000	$113,952
5.875% 3/15/41	70,000	79,011
Atmos Energy
4.95% 10/15/14	100,000	104,199
8.50% 3/15/19	100,000	128,889
CenterPoint Energy Resources
4.50% 1/15/21	65,000	70,703
5.85% 1/15/41	115,000	133,698
6.00% 5/15/18	100,000	115,856
Consolidated Natural Gas
5.00% 12/1/14	300,000	314,890
National Fuel Gas
3.75% 3/1/23	156,000	150,205
8.75% 5/1/19	115,000	144,718
ONEOK 6.00% 6/15/35	125,000	115,092
Panhandle Eastern Pipe Line
6.20% 11/1/17	50,000	57,412
Piedmont Natural Gas 4.65% 8/1/43	50,000	49,862
Questar 2.75% 2/1/16	85,000	88,236
Southern California Gas
5.75% 11/15/35	100,000	119,007
Southern Natural Gas
#144A 5.90% 4/1/17	25,000	28,545
8.00% 3/1/32	100,000	129,593

		2,035,255

Health Care Equipment & Supplies–0.25%
Bard (C.R.)
2.875% 1/15/16	100,000	103,832
4.40% 1/15/21	65,000	69,193
Baxter International
0.95% 6/1/16	250,000	250,664
3.20% 6/15/23	225,000	219,984
3.65% 8/15/42	100,000	85,371
4.50% 8/15/19	250,000	278,787
4.625% 3/15/15	150,000	158,771
6.25% 12/1/37	50,000	60,979
Becton, Dickinson
1.75% 11/8/16	200,000	204,262
3.125% 11/8/21	200,000	198,620
3.25% 11/12/20	100,000	101,830
5.00% 11/12/40	35,000	36,232
6.00% 5/15/39	100,000	116,808
Boston Scientific
2.65% 10/1/18	125,000	125,200
6.00% 1/15/20	100,000	114,518
6.40% 6/15/16	100,000	112,352
7.375% 1/15/40	201,000	248,573
CareFusion
#144A 3.30% 3/1/23	100,000	93,861
6.375% 8/1/19	150,000	171,998

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Covidien International Finance
1.35% 5/29/15	100,000	$101,019
2.80% 6/15/15	100,000	103,284
2.95% 6/15/23	100,000	94,538
3.20% 6/15/22	150,000	147,283
4.20% 6/15/20	100,000	107,154
6.00% 10/15/17	25,000	28,936
6.55% 10/15/37	100,000	124,847
DENTSPLY International 2.75% 8/15/16	55,000	56,688
Edwards Lifesciences 2.875% 10/15/18	150,000	149,583
Medtronic
1.375% 4/1/18	125,000	122,851
2.625% 3/15/16	100,000	104,074
2.75% 4/1/23	125,000	117,654
3.00% 3/15/15	100,000	103,608
3.125% 3/15/22	150,000	147,834
4.00% 4/1/43	350,000	314,881
4.50% 3/15/42	100,000	97,692
5.55% 3/15/40	100,000	112,186
5.60% 3/15/19	200,000	227,962
St. Jude Medical 3.25% 4/15/23	200,000	190,463
Stryker
1.30% 4/1/18	100,000	97,661
2.00% 9/30/16	45,000	46,284
3.00% 1/15/15	100,000	103,129
4.375% 1/15/20	100,000	109,362
Zimmer Holdings 5.75% 11/30/39	100,000	110,919

		5,671,727

Health Care Providers & Services–0.45%
Aetna
1.75% 5/15/17	100,000	99,844
2.75% 11/15/22	150,000	138,699
4.50% 5/15/42	100,000	92,760
6.00% 6/15/16	50,000	56,315
6.50% 9/15/18	200,000	237,082
6.625% 6/15/36	100,000	120,254
6.75% 12/15/37	100,000	122,508
AmerisourceBergen 4.875% 11/15/19	200,000	224,195
Cardinal Health
3.20% 3/15/23	100,000	93,438
4.625% 12/15/20	100,000	107,020
5.80% 10/15/16	100,000	113,058
CIGNA
2.75% 11/15/16	100,000	103,950
4.00% 2/15/22	250,000	255,706
5.875% 3/15/41	200,000	225,423
7.875% 5/15/27	25,000	31,124
Coventry Health Care 5.45% 6/15/21	80,000	89,006
Express Scripts Holding
2.10% 2/12/15	210,000	213,423

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Express Scripts Holding (continued)
2.65% 2/15/17	200,000	$206,358
2.75% 11/21/14	100,000	102,196
3.125% 5/15/16	200,000	209,470
3.50% 11/15/16	100,000	105,913
3.90% 2/15/22	450,000	456,661
4.75% 11/15/21	200,000	214,423
6.125% 11/15/41	300,000	344,312
Howard Hughes Medical Institute
3.50% 9/1/23	150,000	149,961
Humana
3.15% 12/1/22	100,000	93,222
4.625% 12/1/42	175,000	156,432
7.20% 6/15/18	100,000	119,906
Kaiser Foundation Hospitals
3.50% 4/1/22	50,000	48,947
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	250,326
4.625% 11/15/20	150,000	157,531
McKesson
0.95% 12/4/15	200,000	200,301
3.25% 3/1/16	250,000	263,619
4.75% 3/1/21	300,000	329,787
Medco Health Solutions 7.125% 3/15/18	225,000	271,571
Quest Diagnostics
3.20% 4/1/16	200,000	208,300
4.75% 1/30/20	60,000	64,071
5.75% 1/30/40	100,000	99,361
UnitedHealth Group
1.875% 11/15/16	500,000	512,011
2.75% 2/15/23	107,000	99,883
2.875% 3/15/23	250,000	235,736
4.25% 3/15/43	100,000	91,419
4.375% 3/15/42	100,000	92,464
4.625% 11/15/41	200,000	191,440
4.70% 2/15/21	100,000	109,481
6.00% 2/15/18	200,000	233,336
6.50% 6/15/37	150,000	181,811
6.625% 11/15/37	100,000	122,665
6.875% 2/15/38	100,000	125,955
WellPoint
2.30% 7/15/18	250,000	250,397
3.125% 5/15/22	250,000	237,830
4.35% 8/15/20	100,000	106,387
4.625% 5/15/42	100,000	91,803
4.65% 1/15/43	125,000	115,116
5.25% 1/15/16	100,000	109,238
5.80% 8/15/40	16,000	17,145
5.85% 1/15/36	125,000	134,998
5.875% 6/15/17	50,000	56,866

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
WellPoint (continued)
6.375% 6/15/37	100,000	$115,639
7.00% 2/15/19	400,000	484,385

		10,092,478

Hotels, Restaurants & Leisure–0.15%
Brinker International 3.875% 5/15/23	100,000	94,099
Carnival 1.20% 2/5/16	100,000	99,429
Darden Restaurants
3.35% 11/1/22	150,000	136,290
6.80% 10/15/37	84,000	89,196
Hyatt Hotels 3.875% 8/15/16	100,000	106,341
International Game Technology
5.35% 10/15/23	100,000	102,351
5.50% 6/15/20	100,000	104,008
Marriott International
3.375% 10/15/20	208,000	207,644
6.375% 6/15/17	100,000	112,610
McDonald’s
0.75% 5/29/15	250,000	251,031
1.875% 5/29/19	250,000	247,744
2.625% 1/15/22	100,000	96,677
3.625% 5/20/21	100,000	104,286
3.625% 5/1/43	100,000	86,400
5.80% 10/15/17	300,000	349,475
6.30% 3/1/38	50,000	62,413
Starbucks
3.85% 10/1/23	100,000	101,854
6.25% 8/15/17	100,000	116,773
Starwood Hotels & Resorts Worldwide
3.125% 2/15/23	211,000	192,927
Wyndham Worldwide 4.25% 3/1/22	300,000	295,979
Yum Brands
3.75% 11/1/21	65,000	64,586
4.25% 9/15/15	50,000	53,181
5.30% 9/15/19	150,000	168,369

		3,243,663

Household Durables–0.16%
Clorox
5.00% 1/15/15	100,000	105,351
5.95% 10/15/17	100,000	114,961
Colgate-Palmolive
0.90% 5/1/18	100,000	97,075
1.30% 1/15/17	200,000	201,579
2.30% 5/3/22	100,000	94,066
Energizer Holdings 4.70% 5/19/21	100,000	102,952
Kimberly-Clark
3.875% 3/1/21	45,000	47,776
6.125% 8/1/17	200,000	234,405
6.625% 8/1/37	100,000	129,691
7.50% 11/1/18	100,000	125,250

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Durables (continued)
Leggett & Platt 3.40% 8/15/22	50,000	$48,168
MDC Holdings 5.625% 2/1/20	100,000	103,321
Mohawk Industries 6.375% 1/15/16	150,000	165,563
Newell Rubbermaid 4.70% 8/15/20	200,000	213,368
Procter & Gamble
1.80% 11/15/15	250,000	256,569
2.30% 2/6/22	250,000	238,554
3.10% 8/15/23	200,000	198,110
3.15% 9/1/15	100,000	104,937
3.50% 2/15/15	100,000	104,095
4.70% 2/15/19	200,000	227,732
4.85% 12/15/15	50,000	54,672
5.50% 2/1/34	100,000	115,897
5.55% 3/5/37	200,000	233,504
Tupperware Brands 4.75% 6/1/21	100,000	101,609
Whirlpool
3.70% 3/1/23	50,000	48,480
4.70% 6/1/22	100,000	104,761

		3,572,446

Independent Power Producers & Energy Traders–0.09%
Constellation Energy Group
4.55% 6/15/15	25,000	26,435
5.15% 12/1/20	200,000	216,880
Exelon Generation
4.25% 6/15/22	250,000	246,549
5.60% 6/15/42	292,000	280,042
6.20% 10/1/17	25,000	28,686
6.25% 10/1/39	100,000	103,311
Oglethorpe Power 5.95% 11/1/39	100,000	112,228
PSEG Power
4.15% 9/15/21	250,000	256,950
5.125% 4/15/20	60,000	66,827
5.50% 12/1/15	100,000	109,190
Southern Power
4.875% 7/15/15	100,000	107,016
5.25% 7/15/43	120,000	120,046
TransAlta
4.75% 1/15/15	100,000	104,480
6.50% 3/15/40	250,000	241,823

		2,020,463

Industrial Conglomerates–0.17%
3M
1.00% 6/26/17	100,000	98,391
1.375% 9/29/16	250,000	254,618
5.70% 3/15/37	100,000	116,840
6.375% 2/15/28	25,000	31,464
Danaher
2.30% 6/23/16	100,000	103,430
3.90% 6/23/21	100,000	106,451
5.625% 1/15/18	100,000	115,364

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
General Electric
0.85% 10/9/15	250,000	$250,702
2.70% 10/9/22	750,000	708,836
4.125% 10/9/42	311,000	286,674
5.25% 12/6/17	550,000	626,578
Koninklijke Philips Electronics
3.75% 3/15/22	100,000	99,911
5.00% 3/15/42	100,000	98,550
5.75% 3/11/18	300,000	346,139
6.875% 3/11/38	50,000	60,979
Tyco Electronics Group
3.50% 2/3/22	150,000	144,288
6.55% 10/1/17	100,000	115,410
Tyco International Finance
8.50% 1/15/19	100,000	123,839

		3,688,464

Insurance–0.93%
ACE INA Holdings
2.60% 11/23/15	150,000	155,553
2.70% 3/13/23	100,000	94,058
4.15% 3/13/43	100,000	92,826
5.70% 2/15/17	50,000	56,543
5.90% 6/15/19	125,000	148,065
Aegon 4.625% 12/1/15	100,000	107,240
AFLAC
3.45% 8/15/15	100,000	105,053
6.45% 8/15/40	100,000	119,176
6.90% 12/17/39	130,000	161,483
8.50% 5/15/19	200,000	258,803
Alleghany 4.95% 6/27/22	100,000	105,863
Allied World Assurance 7.50% 8/1/16	200,000	232,498
Allstate
4.50% 6/15/43	100,000	97,325
5.55% 5/9/35	150,000	167,242
•5.75% 8/15/53	225,000	219,797
7.45% 5/16/19	100,000	126,669
American Financial Group
9.875% 6/15/19	100,000	129,879
American International Group
2.375% 8/24/15	89,000	90,984
3.80% 3/22/17	200,000	212,876
4.875% 9/15/16	100,000	109,615
4.875% 6/1/22	500,000	537,333
5.05% 10/1/15	200,000	215,434
5.85% 1/16/18	300,000	341,779
6.25% 5/1/36	100,000	114,989
6.40% 12/15/20	200,000	236,030
•8.175% 5/15/58	500,000	587,750
8.25% 8/15/18	734,000	917,071
AON
3.125% 5/27/16	100,000	104,714

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
AON (continued)
3.50% 9/30/15	100,000	$104,878
4.45% 5/24/43	100,000	89,456
5.00% 9/30/20	100,000	110,129
Assurant 2.50% 3/15/18	150,000	147,421
AXA 8.60% 12/15/30	200,000	242,299
Axis Specialty Finance 5.875% 6/1/20	100,000	110,973
Berkley (W.R.) 7.375% 9/15/19	100,000	121,610
Berkshire Hathaway
1.90% 1/31/17	300,000	306,087
3.00% 2/11/23	100,000	96,564
3.20% 2/11/15	250,000	259,247
3.40% 1/31/22	300,000	301,675
4.50% 2/11/43	250,000	233,881
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	146,595
1.60% 5/15/17	150,000	151,400
2.45% 12/15/15	200,000	207,450
3.00% 5/15/22	100,000	97,307
4.25% 1/15/21	100,000	107,225
4.30% 5/15/43	100,000	91,005
4.40% 5/15/42	100,000	92,245
4.85% 1/15/15	200,000	211,168
5.40% 5/15/18	50,000	57,712
5.75% 1/15/40	100,000	111,258
Chubb
5.75% 5/15/18	100,000	116,434
6.00% 5/11/37	100,000	119,267
•6.375% 3/29/67	100,000	107,750
Cincinnati Financial 6.92% 5/15/28	100,000	120,407
CNA Financial
5.75% 8/15/21	30,000	33,852
7.35% 11/15/19	120,000	146,420
Delphi Financial Group 7.875% 1/31/20	25,000	29,504
Fidelity National Financial
6.60% 5/15/17	100,000	111,649
Genworth Holdings
4.90% 8/15/23	214,000	215,279
6.515% 5/22/18	50,000	56,684
7.625% 9/24/21	100,000	118,373
7.70% 6/15/20	100,000	118,214
Hartford Financial Services Group
4.30% 4/15/43	43,000	38,096
5.125% 4/15/22	100,000	109,638
5.50% 3/30/20	100,000	112,996
5.95% 10/15/36	250,000	281,087
6.10% 10/1/41	50,000	57,600
6.625% 3/30/40	100,000	120,092
HCC Insurance Holdings
6.30% 11/15/19	50,000	58,351
ING US
2.90% 2/15/18	100,000	100,510

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
ING US (continued)
5.50% 7/15/22	100,000	$107,843
#144A 5.70% 7/15/43	100,000	99,610
Lincoln National 4.00% 9/1/23	500,000	498,666
Loews 6.00% 2/1/35	100,000	110,408
Manulife Financial 3.40% 9/17/15	100,000	104,240
Markel 7.125% 9/30/19	100,000	119,652
Marsh & McLennan
2.55% 10/15/18	100,000	100,631
4.80% 7/15/21	100,000	108,252
5.75% 9/15/15	50,000	54,463
9.25% 4/15/19	100,000	129,780
MetLife
4.368% 9/15/23	167,000	174,936
4.75% 2/8/21	200,000	219,019
5.00% 6/15/15	100,000	107,112
5.70% 6/15/35	50,000	55,540
5.875% 2/6/41	100,000	113,985
6.375% 6/15/34	100,000	120,706
6.40% 12/15/36	100,000	101,625
6.50% 12/15/32	100,000	121,205
6.75% 6/1/16	200,000	229,329
6.817% 8/15/18	400,000	484,477
7.717% 2/15/19	200,000	250,779
10.75% 8/1/39	150,000	222,000
Montpelier Re Holdings 4.70% 10/15/22	100,000	98,250
OneBeacon US Holdings 4.60% 11/9/22	100,000	99,151
PartnerRe Finance B 5.50% 6/1/20	100,000	109,656
Primerica 4.75% 7/15/22	100,000	104,806
Principal Financial Group
1.85% 11/15/17	250,000	248,086
8.875% 5/15/19	100,000	129,766
Progressive 3.75% 8/23/21	100,000	103,507
Protective Life
7.375% 10/15/19	50,000	60,532
8.45% 10/15/39	25,000	31,578
Prudential Financial
2.30% 8/15/18	250,000	252,477
3.875% 1/14/15	65,000	67,584
4.75% 9/17/15	125,000	134,182
5.10% 8/15/43	250,000	248,205
•5.20% 3/15/44	100,000	91,200
5.50% 3/15/16	200,000	220,144
5.70% 12/14/36	50,000	54,000
•5.875% 9/15/42	250,000	246,250
5.90% 3/17/36	250,000	275,594
6.625% 12/1/37	400,000	479,931
6.625% 6/21/40	200,000	242,307
Reinsurance Group of America
4.70% 9/15/23	150,000	153,689
6.45% 11/15/19	90,000	105,178

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Swiss Re Solutions Holding
7.00% 2/15/26	100,000	$122,785
Torchmark
6.375% 6/15/16	100,000	109,781
9.25% 6/15/19	25,000	32,693
TransAtlantic Holdings 8.00% 11/30/39	100,000	123,188
Travelers
3.90% 11/1/20	100,000	107,002
4.60% 8/1/43	250,000	248,102
5.80% 5/15/18	250,000	291,995
5.90% 6/2/19	100,000	119,278
6.25% 6/15/37	100,000	122,382
6.75% 6/20/36	100,000	129,473
Trinity Acquisition 6.125% 8/15/43	100,000	98,085
Unum Group 7.125% 9/30/16	200,000	228,875
Willis Group Holdings 4.125% 3/15/16	150,000	157,624
XL Group 5.75% 10/1/21	100,000	114,059

		20,612,089

Internet & Catalog Retail–0.02%
Amazon.com 1.20% 11/29/17	300,000	293,358
Expedia 5.95% 8/15/20	100,000	104,675

		398,033

Internet Software & Services–0.04%
Baidu
3.25% 8/6/18	200,000	200,409
3.50% 11/28/22	200,000	183,903
eBay
1.625% 10/15/15	100,000	101,967
2.60% 7/15/22	250,000	232,885
3.25% 10/15/20	100,000	102,191
Google 3.625% 5/19/21	100,000	104,911

		926,266

IT Services–0.22%
Broadridge Financial Solutions
3.95% 9/1/20	100,000	101,129
Computer Sciences 6.50% 3/15/18	150,000	173,239
Fidelity National Information Services
2.00% 4/15/18	43,000	41,931
3.50% 4/15/23	311,000	280,306
Fiserv
3.125% 6/15/16	100,000	104,421
3.50% 10/1/22	150,000	142,286
4.625% 10/1/20	100,000	104,761
HP Enterprise Services 7.45% 10/15/29	25,000	26,961
International Business Machines
0.45% 5/6/16	150,000	148,851
0.55% 2/6/15	200,000	200,322
0.75% 5/11/15	200,000	201,056
0.875% 10/31/14	200,000	201,342
1.25% 2/6/17	350,000	351,434

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
IT Services (continued)
International Business Machines (continued)
1.25% 2/8/18	250,000	$245,980
1.625% 5/15/20	150,000	141,141
1.875% 8/1/22	100,000	89,146
1.95% 7/22/16	100,000	103,043
2.00% 1/5/16	100,000	102,793
2.90% 11/1/21	150,000	147,423
4.00% 6/20/42	200,000	179,883
5.60% 11/30/39	210,000	239,065
5.70% 9/14/17	300,000	347,681
5.875% 11/29/32	120,000	141,761
7.625% 10/15/18	300,000	381,496
SAIC
4.45% 12/1/20	100,000	102,741
5.95% 12/1/40	100,000	98,705
Total System Services 3.75% 6/1/23	125,000	115,928
Western Union
2.875% 12/10/17	150,000	153,393
3.65% 8/22/18	100,000	103,879
5.253% 4/1/20	107,000	113,707

		4,885,804

Leisure Equipment & Products–0.01%
Hasbro 6.35% 3/15/40	65,000	70,762
Mattel 6.20% 10/1/40	100,000	111,346

		182,108

Life Sciences Tools & Services–0.06%
Agilent Technologies
3.875% 7/15/23	150,000	145,966
5.00% 7/15/20	100,000	107,841
5.50% 9/14/15	100,000	108,454
Life Technologies
4.40% 3/1/15	100,000	104,392
6.00% 3/1/20	150,000	169,140
Thermo Fisher Scientific
3.20% 5/1/15	150,000	154,986
3.20% 3/1/16	140,000	145,923
3.60% 8/15/21	100,000	98,566
4.50% 3/1/21	240,000	251,352
4.70% 5/1/20	100,000	106,496

		1,393,116

Machinery–0.24%
Caterpillar
1.50% 6/26/17	100,000	99,550
2.60% 6/26/22	50,000	46,955
3.803% 8/15/42	168,000	144,390
3.90% 5/27/21	150,000	157,151
5.70% 8/15/16	125,000	141,185
6.05% 8/15/36	200,000	229,994
7.90% 12/15/18	100,000	127,775
Cooper US 6.10% 7/1/17	100,000	115,600

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery (continued)
Cummins
3.65% 10/1/23	139,000	$140,227
4.875% 10/1/43	64,000	65,292
Deere
2.60% 6/8/22	100,000	94,517
3.90% 6/9/42	150,000	133,208
4.375% 10/16/19	350,000	391,451
5.375% 10/16/29	100,000	112,399
Dover
4.30% 3/1/21	100,000	107,599
4.875% 10/15/15	50,000	54,102
5.375% 3/1/41	100,000	110,388
6.60% 3/15/38	25,000	31,574
Eaton
#144A 0.95% 11/2/15	150,000	150,093
#144A 1.50% 11/2/17	200,000	197,380
#144A 2.75% 11/2/22	250,000	233,434
#144A 4.15% 11/2/42	150,000	133,785
6.95% 3/20/19	50,000	60,067
Harsco 2.70% 10/15/15	100,000	101,488
Illinois Tool Works
3.375% 9/15/21	60,000	61,114
3.90% 9/1/42	150,000	130,127
4.875% 9/15/41	100,000	101,182
6.25% 4/1/19	100,000	120,023
Ingersoll-Rand Global Holding
#144A 4.25% 6/15/23	250,000	248,765
#144A 5.75% 6/15/43	100,000	103,228
6.875% 8/15/18	250,000	296,606
Joy Global 5.125% 10/15/21	80,000	84,485
Kennametal 2.65% 11/1/19	150,000	145,114
Parker Hannifin 6.25% 5/15/38	50,000	60,427
Pentair Finance 5.00% 5/15/21	200,000	210,149
Snap-on 6.125% 9/1/21	50,000	57,906
Stanley Black & Decker
2.90% 11/1/22	150,000	141,124
5.20% 9/1/40	100,000	101,939
Wabtec 4.375% 8/15/23	100,000	100,959
Xylem 3.55% 9/20/16	100,000	104,884

		5,247,636

Media–1.03%
CBS
3.375% 3/1/22	100,000	95,693
4.85% 7/1/42	150,000	134,459
7.875% 7/30/30	200,000	243,039
8.875% 5/15/19	200,000	255,963
CC Holdings 3.849% 4/15/23	150,000	135,523
CC Holdings GS V 2.381% 12/15/17	100,000	98,682
Comcast
3.125% 7/15/22	100,000	97,610

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
4.25% 1/15/33	200,000	$189,217
4.65% 7/15/42	24,000	22,911
5.15% 3/1/20	300,000	340,121
5.70% 5/15/18	200,000	233,198
5.70% 7/1/19	200,000	232,591
5.90% 3/15/16	150,000	167,748
6.40% 5/15/38	250,000	297,357
6.45% 3/15/37	200,000	239,560
6.50% 1/15/15	200,000	215,008
6.50% 1/15/17	200,000	232,373
6.50% 11/15/35	200,000	240,860
6.95% 8/15/37	250,000	315,558
7.05% 3/15/33	500,000	618,880
COX Communications 5.45% 12/15/14	64,000	67,626
DIRECTV Holdings
1.75% 1/15/18	75,000	72,387
3.125% 2/15/16	100,000	103,435
3.50% 3/1/16	200,000	208,618
3.55% 3/15/15	295,000	305,585
3.80% 3/15/22	200,000	187,001
4.60% 2/15/21	300,000	301,433
4.75% 10/1/14	250,000	259,890
5.00% 3/1/21	200,000	205,066
5.15% 3/15/42	150,000	128,056
5.20% 3/15/20	65,000	68,818
5.875% 10/1/19	40,000	44,720
6.00% 8/15/40	200,000	190,349
6.35% 3/15/40	50,000	49,386
Discovery Communications
3.30% 5/15/22	150,000	143,864
3.70% 6/1/15	100,000	104,640
4.375% 6/15/21	100,000	104,877
4.875% 4/1/43	100,000	92,617
5.05% 6/1/20	200,000	221,749
5.625% 8/15/19	200,000	228,451
6.35% 6/1/40	150,000	165,314
Disney (Walt)
0.875% 12/1/14	150,000	151,052
1.125% 2/15/17	250,000	249,262
1.35% 8/16/16	200,000	202,892
2.35% 12/1/22	300,000	275,997
3.70% 12/1/42	150,000	129,367
3.75% 6/1/21	200,000	210,302
4.125% 12/1/41	100,000	93,332
6.00% 7/17/17	150,000	174,078
Grupo Televisa
6.625% 1/15/40	100,000	108,897
8.50% 3/11/32	200,000	256,727
Historic TW
6.625% 5/15/29	300,000	342,293
6.875% 6/15/18	200,000	240,388

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Interpublic Group
2.25% 11/15/17	150,000	$147,473
4.00% 3/15/22	70,000	67,694
McGraw-Hill 6.55% 11/15/37	100,000	97,661
NBC Universal Media
2.875% 1/15/23	575,000	547,929
3.65% 4/30/15	275,000	288,307
4.375% 4/1/21	200,000	215,657
4.45% 1/15/43	675,000	626,312
5.15% 4/30/20	270,000	306,603
5.95% 4/1/41	200,000	226,696
News America
3.00% 9/15/22	150,000	140,832
4.50% 2/15/21	150,000	159,538
5.30% 12/15/14	125,000	131,920
5.65% 8/15/20	300,000	339,989
6.15% 3/1/37	30,000	32,728
6.15% 2/15/41	450,000	497,446
6.40% 12/15/35	300,000	332,003
6.65% 11/15/37	175,000	199,468
6.90% 8/15/39	100,000	116,623
8.15% 10/17/36	100,000	126,253
Omnicom Group
3.625% 5/1/22	200,000	192,171
4.45% 8/15/20	35,000	36,659
6.25% 7/15/19	250,000	291,178
Reed Elsevier Capital 8.625% 1/15/19	100,000	127,486
Thomson Reuters
0.875% 5/23/16	100,000	99,471
4.70% 10/15/19	100,000	109,754
5.70% 10/1/14	100,000	104,958
6.50% 7/15/18	150,000	176,629
Time Warner
3.15% 7/15/15	300,000	312,404
4.70% 1/15/21	100,000	107,039
4.75% 3/29/21	150,000	160,907
4.875% 3/15/20	200,000	217,893
4.90% 6/15/42	200,000	187,780
5.875% 11/15/16	150,000	170,010
6.10% 7/15/40	100,000	107,658
6.25% 3/29/41	300,000	330,930
6.50% 11/15/36	100,000	111,623
7.625% 4/15/31	325,000	405,570
7.70% 5/1/32	330,000	416,632
Time Warner Cable
3.50% 2/1/15	50,000	51,323
5.00% 2/1/20	145,000	147,013
5.50% 9/1/41	100,000	82,261
5.85% 5/1/17	500,000	544,185
5.875% 11/15/40	100,000	85,372
6.55% 5/1/37	200,000	184,553
6.75% 7/1/18	300,000	335,381

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable (continued)
6.75% 6/15/39	200,000	$186,919
7.30% 7/1/38	150,000	149,687
8.25% 4/1/19	250,000	289,726
8.75% 2/14/19	200,000	235,559
Time Warner Entertainment
8.375% 3/15/23	250,000	292,102
8.375% 7/15/33	200,000	218,581
Viacom
1.25% 2/27/15	100,000	100,305
2.50% 9/1/18	120,000	119,917
3.125% 6/15/22	50,000	46,662
3.25% 3/15/23	250,000	231,772
3.50% 4/1/17	100,000	105,299
4.375% 3/15/43	477,000	387,469
5.625% 9/15/19	200,000	227,074
5.85% 9/1/43	150,000	153,243
6.875% 4/30/36	125,000	139,638
WPP Finance 2010 4.75% 11/21/21	100,000	103,249

		22,779,994

Metals & Mining–0.67%
Alcoa
5.40% 4/15/21	200,000	198,021
5.87% 2/23/22	150,000	150,262
5.95% 2/1/37	200,000	178,164
6.75% 7/15/18	100,000	109,647
Allegheny Technologies
5.875% 8/15/23	100,000	101,326
5.95% 1/15/21	50,000	52,578
9.375% 6/1/19	100,000	122,075
Alum 6.75% 1/15/28	250,000	253,581
Barrick Australia Finance
5.95% 10/15/39	100,000	86,678
Barrick Gold
2.50% 5/1/18	250,000	238,642
2.90% 5/30/16	100,000	101,333
3.85% 4/1/22	250,000	221,488
4.10% 5/1/23	200,000	176,458
6.95% 4/1/19	100,000	114,239
Barrick North America Finance
4.40% 5/30/21	200,000	186,123
5.70% 5/30/41	100,000	84,327
5.75% 5/1/43	150,000	126,267
7.50% 9/15/38	25,000	24,619
BHP Billiton Finance USA
1.00% 2/24/15	125,000	125,988
1.125% 11/21/14	250,000	252,191
1.625% 2/24/17	350,000	352,428
1.875% 11/21/16	250,000	255,492
3.25% 11/21/21	250,000	248,539

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
BHP Billiton Finance USA (continued)
3.85% 9/30/23	200,000	$201,949
4.125% 2/24/42	125,000	112,941
5.00% 9/30/43	500,000	511,235
5.25% 12/15/15	100,000	109,339
5.40% 3/29/17	100,000	112,871
6.50% 4/1/19	150,000	179,478
Cliffs Natural Resources
3.95% 1/15/18	150,000	150,789
4.80% 10/1/20	155,000	147,971
6.25% 10/1/40	100,000	83,845
Freeport-McMoRan Copper & Gold
2.15% 3/1/17	100,000	99,462
#144A 2.375% 3/15/18	400,000	386,982
#144A 3.10% 3/15/20	775,000	729,795
3.55% 3/1/22	300,000	276,401
#144A 3.875% 3/15/23	225,000	207,842
#144A 5.45% 3/15/43	225,000	202,367
Goldcorp
2.125% 3/15/18	100,000	97,544
3.70% 3/15/23	200,000	182,836
Newmont Mining
3.50% 3/15/22	150,000	131,402
4.875% 3/15/42	150,000	114,372
5.125% 10/1/19	180,000	189,575
6.25% 10/1/39	100,000	92,796
Nucor
4.00% 8/1/23	139,000	136,310
4.125% 9/15/22	100,000	100,242
5.20% 8/1/43	100,000	95,662
5.75% 12/1/17	50,000	56,775
5.85% 6/1/18	100,000	115,198
Reliance Steel & Aluminum
4.50% 4/15/23	150,000	146,674
Rio Tinto Alcan 6.125% 12/15/33	150,000	170,321
Rio Tinto Finance USA
1.375% 6/17/16	300,000	300,286
1.625% 8/21/17	250,000	246,562
1.875% 11/2/15	200,000	203,056
2.25% 12/14/18	150,000	148,075
2.50% 5/20/16	100,000	103,017
2.875% 8/21/22	250,000	230,160
3.50% 11/2/20	250,000	248,874
3.75% 9/20/21	150,000	148,145
4.125% 5/20/21	200,000	203,702
4.125% 8/21/42	150,000	127,073
5.20% 11/2/40	100,000	99,321
6.50% 7/15/18	250,000	295,123
7.125% 7/15/28	75,000	92,469
9.00% 5/1/19	100,000	129,917
Southern Copper
3.50% 11/8/22	89,000	81,504

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Southern Copper (continued)
5.25% 11/8/42	150,000	$121,723
5.375% 4/16/20	125,000	134,479
6.75% 4/16/40	110,000	108,162
7.50% 7/27/35	200,000	212,106
Teck Resources
2.50% 2/1/18	250,000	247,617
4.50% 1/15/21	100,000	99,184
4.75% 1/15/22	104,000	104,543
5.20% 3/1/42	250,000	213,334
6.00% 8/15/40	100,000	93,236
6.25% 7/15/41	201,000	195,384
Vale 5.625% 9/11/42	150,000	131,588
Vale Overseas
4.375% 1/11/22	250,000	242,111
4.625% 9/15/20	100,000	101,670
5.625% 9/15/19	300,000	327,251
6.25% 1/11/16	100,000	111,058
6.25% 1/23/17	250,000	281,485
6.875% 11/21/36	350,000	356,718
6.875% 11/10/39	170,000	172,967
Xstrata Canada 5.375% 6/1/15	100,000	105,401

		14,920,741

Multiline Retail–0.15%
Dollar General 3.25% 4/15/23	200,000	182,506
Family Dollar Stores 5.00% 2/1/21	100,000	104,981
Kohl’s
4.00% 11/1/21	200,000	201,042
4.75% 12/15/23	150,000	154,911
6.00% 1/15/33	100,000	100,594
6.25% 12/15/17	50,000	57,765
Macy’s Retail Holdings
2.875% 2/15/23	100,000	90,097
4.375% 9/1/23	90,000	90,941
5.125% 1/15/42	100,000	96,071
5.90% 12/1/16	107,000	120,881
6.70% 7/15/34	150,000	170,160
6.90% 4/1/29	150,000	172,101
Nordstrom
4.75% 5/1/20	100,000	110,297
7.00% 1/15/38	100,000	127,984
Target
2.90% 1/15/22	300,000	293,440
3.875% 7/15/20	100,000	107,542
4.00% 7/1/42	150,000	133,812
5.875% 7/15/16	100,000	113,647
6.00% 1/15/18	250,000	293,716
6.35% 11/1/32	100,000	120,817
6.50% 10/15/37	200,000	247,286
7.00% 1/15/38	200,000	258,662

		3,349,253

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities–0.30%
Alliant Energy 4.00% 10/15/14	50,000	$51,675
American Water Capital
4.30% 12/1/42	100,000	91,503
6.085% 10/15/17	100,000	115,481
Avista
5.125% 4/1/22	30,000	33,998
5.95% 6/1/18	100,000	117,178
CenterPoint Energy 5.95% 2/1/17	100,000	113,501
Consolidated Edison New York
3.95% 3/1/43	150,000	133,766
5.375% 12/15/15	100,000	110,073
5.50% 12/1/39	250,000	281,261
5.85% 3/15/36	100,000	115,889
6.30% 8/15/37	20,000	24,244
6.65% 4/1/19	200,000	244,264
6.75% 4/1/38	25,000	32,077
7.125% 12/1/18	200,000	248,966
Consumers Energy 3.95% 5/15/43	150,000	135,502
Delmarva Power & Light 4.00% 6/1/42	100,000	91,282
Dominion Resources
2.75% 9/15/22	250,000	234,003
4.45% 3/15/21	100,000	107,319
4.90% 8/1/41	60,000	59,573
5.15% 7/15/15	150,000	161,030
5.20% 8/15/19	80,000	90,807
5.95% 6/15/35	25,000	27,954
6.40% 6/15/18	76,000	90,121
8.875% 1/15/19	100,000	129,552
DTE Electric 3.65% 3/15/24	250,000	253,857
DTE Energy 6.35% 6/1/16	50,000	56,612
KeySpan 8.00% 11/15/30	25,000	32,710
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	116,114
5.95% 5/15/37	125,000	139,172
6.125% 4/1/36	250,000	280,566
6.50% 9/15/37	100,000	118,502
National Grid 6.30% 8/1/16	50,000	56,800
NiSource Finance
3.85% 2/15/23	50,000	48,949
4.80% 2/15/44	100,000	89,894
5.25% 2/15/43	59,000	56,900
5.45% 9/15/20	125,000	137,859
5.80% 2/1/42	100,000	103,994
6.125% 3/1/22	100,000	112,821
6.40% 3/15/18	300,000	347,545
NSTAR 4.50% 11/15/19	110,000	121,062
Puget Sound Energy
4.434% 11/15/41	100,000	95,915
5.638% 4/15/41	80,000	91,563
5.764% 7/15/40	50,000	57,660
5.795% 3/15/40	100,000	115,692

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
San Diego Gas & Electric
3.00% 8/15/21	175,000	$175,702
3.60% 9/1/23	200,000	204,657
6.00% 6/1/39	110,000	134,438
SCANA 6.25% 4/1/20	100,000	110,398
Sempra Energy
2.875% 10/1/22	150,000	139,597
6.00% 10/15/39	125,000	138,279
6.15% 6/15/18	25,000	29,222
6.50% 6/1/16	230,000	261,380
United Utilities 5.375% 2/1/19	100,000	108,054

		6,576,933

Office Electronics–0.05%
Xerox
4.25% 2/15/15	350,000	365,058
4.50% 5/15/21	345,000	359,155
6.35% 5/15/18	250,000	287,421
6.40% 3/15/16	100,000	111,285

		1,122,919

Oil, Gas & Consumable Fuels–2.29%
Anadarko Finance 7.50% 5/1/31	250,000	312,483
Anadarko Petroleum
5.95% 9/15/16	200,000	224,730
6.375% 9/15/17	300,000	349,053
6.45% 9/15/36	250,000	288,018
7.95% 6/15/39	200,000	270,859
8.70% 3/15/19	200,000	257,447
Apache
1.75% 4/15/17	50,000	50,455
2.625% 1/15/23	250,000	229,555
3.25% 4/15/22	100,000	98,080
4.25% 1/15/44	100,000	87,834
4.75% 4/15/43	200,000	190,047
5.10% 9/1/40	350,000	347,102
5.25% 2/1/42	100,000	102,123
5.625% 1/15/17	200,000	226,092
6.00% 1/15/37	50,000	55,310
Boardwalk Pipelines
3.375% 2/1/23	100,000	92,062
5.75% 9/15/19	100,000	111,338
Buckeye Partners
4.875% 2/1/21	260,000	270,254
5.50% 8/15/19	50,000	55,303
Burlington Resources Finance
7.20% 8/15/31	100,000	131,479
Canadian Natural Resources
1.45% 11/14/14	300,000	302,326
5.70% 5/15/17	250,000	282,910
5.85% 2/1/35	200,000	215,086

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources (continued)
5.90% 2/1/18	100,000	$115,260
6.25% 3/15/38	150,000	167,695
Cenovus Energy
3.80% 9/15/23	250,000	247,688
4.45% 9/15/42	100,000	89,983
5.70% 10/15/19	100,000	114,297
6.75% 11/15/39	200,000	237,647
Chevron
1.104% 12/5/17	300,000	295,996
1.718% 6/24/18	500,000	498,944
2.355% 12/5/22	500,000	461,271
3.191% 6/24/23	250,000	246,058
4.95% 3/3/19	100,000	114,769
CNOOC Finance 2013 3.00% 5/9/23	250,000	225,161
ConocoPhillips
1.05% 12/15/17	250,000	243,293
2.40% 12/15/22	450,000	413,273
4.60% 1/15/15	200,000	210,211
5.75% 2/1/19	425,000	496,147
5.90% 5/15/38	150,000	176,403
6.00% 1/15/20	200,000	237,108
6.50% 2/1/39	380,000	479,511
ConocoPhillips Canada Funding I
5.625% 10/15/16	100,000	113,531
ConocoPhillips Holding 6.95% 4/15/29	200,000	253,122
DCP Midstream Operating
4.95% 4/1/22	100,000	99,710
Devon Energy
1.875% 5/15/17	100,000	100,308
3.25% 5/15/22	250,000	239,752
4.00% 7/15/21	100,000	102,338
4.75% 5/15/42	100,000	91,570
5.60% 7/15/41	300,000	307,753
6.30% 1/15/19	100,000	116,888
7.95% 4/15/32	100,000	130,512
Devon Financing 7.875% 9/30/31	200,000	258,240
Ecopetrol
5.875% 9/18/23	200,000	208,500
7.625% 7/23/19	200,000	237,500
El Paso Natural Gas
5.95% 4/15/17	100,000	113,036
8.375% 6/15/32	100,000	130,708
El Paso Pipeline Partners Operating
5.00% 10/1/21	250,000	266,620
Enbridge 5.60% 4/1/17	100,000	111,502
Enbridge Energy Partners
5.20% 3/15/20	100,000	108,164
6.50% 4/15/18	50,000	58,045
7.50% 4/15/38	300,000	353,209
9.875% 3/1/19	50,000	65,602

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EnCana
5.90% 12/1/17	50,000	$57,435
6.50% 5/15/19	300,000	353,643
6.50% 2/1/38	100,000	109,931
6.625% 8/15/37	250,000	277,946
7.20% 11/1/31	50,000	57,546
Energen 4.625% 9/1/21	100,000	99,230
Energy Transfer Partners
3.60% 2/1/23	100,000	93,330
4.15% 10/1/20	150,000	154,386
5.20% 2/1/22	250,000	263,258
5.95% 2/1/15	300,000	319,040
5.95% 10/1/43	125,000	124,526
6.50% 2/1/42	150,000	158,871
7.50% 7/1/38	200,000	231,613
#144A 7.60% 2/1/24	150,000	182,141
Enterprise Products Operating
1.25% 8/13/15	100,000	100,571
3.20% 2/1/16	100,000	105,004
3.35% 3/15/23	350,000	331,914
4.05% 2/15/22	100,000	101,758
4.45% 2/15/43	125,000	111,010
4.85% 8/15/42	200,000	188,251
4.85% 3/15/44	125,000	116,954
5.20% 9/1/20	100,000	111,442
5.25% 1/31/20	100,000	111,152
5.70% 2/15/42	150,000	157,001
5.75% 3/1/35	250,000	265,716
5.95% 2/1/41	100,000	108,149
6.125% 10/15/39	50,000	55,508
6.30% 9/15/17	100,000	115,779
6.50% 1/31/19	100,000	118,700
7.55% 4/15/38	100,000	127,632
EOG Resources
2.50% 2/1/16	250,000	259,493
2.625% 3/15/23	150,000	138,459
2.95% 6/1/15	200,000	207,757
4.40% 6/1/20	150,000	162,662
6.875% 10/1/18	25,000	30,679
EQT
4.875% 11/15/21	100,000	103,400
8.125% 6/1/19	75,000	91,102
Hess
5.60% 2/15/41	200,000	206,341
7.125% 3/15/33	100,000	118,630
7.30% 8/15/31	250,000	300,858
8.125% 2/15/19	285,000	355,054
Husky Energy
3.95% 4/15/22	150,000	150,839
7.25% 12/15/19	125,000	153,221
Kerr-McGee 6.95% 7/1/24	100,000	117,302

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	$298,302
3.50% 9/1/23	100,000	93,426
3.95% 9/1/22	100,000	98,504
5.00% 3/1/43	250,000	226,915
5.30% 9/15/20	250,000	274,918
5.625% 2/15/15	165,000	175,542
5.80% 3/15/35	150,000	151,524
5.95% 2/15/18	50,000	57,305
6.50% 9/1/39	100,000	108,937
6.55% 9/15/40	200,000	219,531
7.75% 3/15/32	200,000	245,975
Magellan Midstream Partners
4.25% 2/1/21	150,000	158,081
6.55% 7/15/19	50,000	59,755
Marathon Oil
0.90% 11/1/15	150,000	150,063
2.80% 11/1/22	125,000	116,462
5.90% 3/15/18	200,000	230,153
6.60% 10/1/37	100,000	118,960
Marathon Petroleum
3.50% 3/1/16	255,000	267,968
5.125% 3/1/21	135,000	145,982
6.50% 3/1/41	145,000	158,169
Murphy Oil 2.50% 12/1/17	500,000	496,770
Nexen
6.20% 7/30/19	130,000	151,662
6.40% 5/15/37	150,000	165,039
7.50% 7/30/39	200,000	246,236
Noble Energy
4.15% 12/15/21	100,000	104,288
6.00% 3/1/41	135,000	152,459
8.25% 3/1/19	100,000	125,104
Noble Holding International
2.50% 3/15/17	100,000	100,611
3.45% 8/1/15	200,000	208,110
3.95% 3/15/22	100,000	96,630
6.20% 8/1/40	125,000	126,347
Occidental Petroleum
1.50% 2/15/18	100,000	98,477
1.75% 2/15/17	250,000	252,499
2.50% 2/1/16	200,000	207,124
2.70% 2/15/23	200,000	185,153
3.125% 2/15/22	150,000	144,970
4.10% 2/1/21	100,000	104,885
4.125% 6/1/16	150,000	162,076
ONEOK Partners
3.20% 9/15/18	100,000	102,000
3.375% 10/1/22	150,000	138,446
6.125% 2/1/41	100,000	101,431
6.15% 10/1/16	50,000	56,549
6.20% 9/15/43	178,000	184,002

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners (continued)
6.65% 10/1/36	100,000	$106,791
8.625% 3/1/19	100,000	126,273
Pemex Project Funding Master Trust
6.625% 6/15/35	250,000	265,283
Petrobras Global Finance
3.00% 1/15/19	500,000	471,460
4.375% 5/20/23	350,000	323,675
5.625% 5/20/43	225,000	189,560
Petrobras International Finance
3.50% 2/6/17	600,000	610,771
3.875% 1/27/16	500,000	518,395
5.375% 1/27/21	700,000	706,710
5.75% 1/20/20	200,000	208,813
5.875% 3/1/18	200,000	215,271
6.875% 1/20/40	450,000	446,554
7.875% 3/15/19	400,000	462,432
Petro-Canada
5.95% 5/15/35	200,000	219,683
6.80% 5/15/38	100,000	119,290
9.25% 10/15/21	50,000	67,340
Petrohawk Energy
6.25% 6/1/19	100,000	109,875
7.25% 8/15/18	300,000	326,250
Petroleos Mexicanos
3.50% 7/18/18	200,000	203,000
3.50% 1/30/23	300,000	273,442
4.875% 3/15/15	300,000	316,500
4.875% 1/24/22	250,000	255,625
4.875% 1/18/24	500,000	501,250
5.50% 1/21/21	400,000	430,000
6.00% 3/5/20	260,000	289,900
6.50% 6/2/41	800,000	833,102
8.00% 5/3/19	550,000	666,875
Phillips 66
2.95% 5/1/17	450,000	466,191
5.875% 5/1/42	250,000	263,531
Pioneer Natural Resources
3.95% 7/15/22	100,000	100,632
Plains All American Pipeline
3.95% 9/15/15	200,000	211,806
4.30% 1/31/43	100,000	87,932
5.75% 1/15/20	100,000	113,842
6.65% 1/15/37	125,000	148,028
8.75% 5/1/19	150,000	192,348
Plains Exploration & Production
6.875% 2/15/23	300,000	323,250
Shell International Finance
0.625% 12/4/15	250,000	250,136
1.125% 8/21/17	500,000	496,797
2.375% 8/21/22	250,000	230,449

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance (continued)
3.10% 6/28/15	200,000	$209,013
3.25% 9/22/15	200,000	210,524
3.40% 8/12/23	250,000	247,672
4.30% 9/22/19	200,000	221,079
4.375% 3/25/20	75,000	82,784
4.55% 8/12/43	100,000	98,916
5.50% 3/25/40	100,000	113,414
6.375% 12/15/38	300,000	375,959
Southwestern Energy 4.10% 3/15/22	200,000	200,390
Spectra Energy Capital
2.95% 6/15/16	100,000	102,354
2.95% 9/25/18	350,000	356,170
5.65% 3/1/20	100,000	109,529
7.50% 9/15/38	50,000	59,808
Statoil
1.15% 5/15/18	250,000	243,215
2.45% 1/17/23	200,000	183,131
2.65% 1/15/24	100,000	92,687
2.90% 10/15/14	200,000	205,236
3.15% 1/23/22	200,000	197,798
3.95% 5/15/43	250,000	222,483
5.10% 8/17/40	200,000	210,962
5.25% 4/15/19	250,000	287,346
7.15% 1/15/29	25,000	32,435
Suncor Energy
6.10% 6/1/18	150,000	175,888
6.50% 6/15/38	250,000	292,297
6.85% 6/1/39	100,000	121,484
7.15% 2/1/32	25,000	31,078
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	186,476
6.85% 2/15/40	100,000	111,937
Talisman Energy
3.75% 2/1/21	250,000	244,407
7.75% 6/1/19	125,000	151,741
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	195,555
Tosco 8.125% 2/15/30	100,000	139,548
Total Capital
2.30% 3/15/16	100,000	103,363
3.00% 6/24/15	100,000	104,095
3.125% 10/2/15	100,000	104,741
4.125% 1/28/21	100,000	106,481
4.45% 6/24/20	100,000	110,419
Total Capital Canada
1.45% 1/15/18	200,000	197,544
2.75% 7/15/23	300,000	281,910
Total Capital International
1.00% 8/12/16	200,000	200,626
1.55% 6/28/17	150,000	150,899
2.70% 1/25/23	200,000	186,582

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Total Capital International (continued)
2.875% 2/17/22	200,000	$192,228
3.70% 1/15/24	100,000	100,662
TransCanada PipeLines
0.75% 1/15/16	200,000	198,969
0.875% 3/2/15	140,000	140,483
2.50% 8/1/22	150,000	138,233
3.40% 6/1/15	200,000	209,004
3.80% 10/1/20	100,000	105,064
4.875% 1/15/15	50,000	52,616
6.10% 6/1/40	100,000	116,309
•6.35% 5/15/67	150,000	154,917
6.50% 8/15/18	200,000	238,819
7.25% 8/15/38	100,000	128,801
7.625% 1/15/39	250,000	332,260
Transcontinental Gas Pipe Line
4.45% 8/1/42	100,000	89,582
Valero Energy
4.50% 2/1/15	45,000	47,152
6.125% 2/1/20	65,000	74,836
6.625% 6/15/37	300,000	326,852
7.50% 4/15/32	100,000	117,049
9.375% 3/15/19	200,000	259,397
Western Gas Partners 4.00% 7/1/22	150,000	145,842
Williams
3.70% 1/15/23	139,000	125,777
8.75% 3/15/32	109,000	133,160
Williams Partners
3.80% 2/15/15	200,000	207,665
4.00% 11/15/21	100,000	98,685
5.25% 3/15/20	200,000	215,946
6.30% 4/15/40	170,000	179,838
XTO Energy 6.50% 12/15/18	100,000	123,426

		50,922,455

Paper & Forest Products–0.09%
Celulosa Arauco y Constitucion
5.00% 1/21/21	100,000	99,786
5.625% 4/20/15	100,000	106,021
Domtar 4.40% 4/1/22	100,000	96,679
Georgia-Pacific 8.00% 1/15/24	250,000	322,040
International Paper
4.75% 2/15/22	200,000	210,986
6.00% 11/15/41	135,000	144,783
7.30% 11/15/39	100,000	122,428
7.50% 8/15/21	80,000	98,598
7.95% 6/15/18	300,000	372,745
9.375% 5/15/19	100,000	132,025
Plum Creek Timberlands 4.70% 3/15/21	100,000	103,218
Westvaco 8.20% 1/15/30	150,000	176,586

		1,985,895

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Personal Products–0.01%
Avon Products
5.00% 3/15/23	100,000	$100,805
6.50% 3/1/19	100,000	112,234

		213,039

Pharmaceuticals–0.77%
Abbott Laboratories
5.125% 4/1/19	78,000	89,509
5.30% 5/27/40	250,000	276,833
6.00% 4/1/39	50,000	59,541
6.15% 11/30/37	50,000	60,673
AbbVie
1.20% 11/6/15	400,000	401,654
1.75% 11/6/17	750,000	744,574
2.90% 11/6/22	500,000	468,526
4.40% 11/6/42	300,000	272,677
Allergan
1.35% 3/15/18	50,000	48,801
5.75% 4/1/16	100,000	111,624
AstraZeneca
4.00% 9/18/42	150,000	133,761
5.90% 9/15/17	350,000	407,607
6.45% 9/15/37	450,000	550,818
Bristol-Myers Squibb
2.00% 8/1/22	100,000	90,097
3.25% 8/1/42	100,000	80,377
5.45% 5/1/18	150,000	174,350
5.875% 11/15/36	195,000	227,175
6.125% 5/1/38	103,000	123,797
GlaxoSmithKline Capital
0.75% 5/8/15	250,000	251,074
2.80% 3/18/23	150,000	141,928
2.85% 5/8/22	750,000	720,965
5.375% 4/15/34	100,000	111,118
5.65% 5/15/18	450,000	524,356
6.375% 5/15/38	450,000	563,302
Johnson & Johnson
2.15% 5/15/16	400,000	415,447
2.95% 9/1/20	100,000	103,532
3.55% 5/15/21	100,000	105,165
4.85% 5/15/41	100,000	107,534
5.15% 7/15/18	250,000	290,022
5.85% 7/15/38	100,000	120,425
Lilly (Eli)
5.20% 3/15/17	140,000	157,494
5.50% 3/15/27	100,000	116,709
5.95% 11/15/37	100,000	117,003
Merck
0.70% 5/18/16	125,000	124,939
1.10% 1/31/18	150,000	146,787
1.30% 5/18/18	100,000	97,726

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck (continued)
2.25% 1/15/16	100,000	$103,461
2.40% 9/15/22	150,000	139,697
2.80% 5/18/23	250,000	236,935
3.60% 9/15/42	100,000	84,839
3.875% 1/15/21	100,000	105,735
4.00% 6/30/15	200,000	211,764
4.15% 5/18/43	242,000	224,953
4.75% 3/1/15	150,000	158,953
5.00% 6/30/19	100,000	114,241
5.85% 6/30/39	100,000	119,130
6.00% 9/15/17	50,000	58,253
6.40% 3/1/28	50,000	62,033
6.50% 12/1/33	200,000	255,215
6.55% 9/15/37	200,000	254,301
#Mylan 144A 2.60% 6/24/18	200,000	199,867
Novartis Capital
2.40% 9/21/22	250,000	233,357
2.90% 4/24/15	200,000	207,856
3.70% 9/21/42	150,000	131,187
4.40% 4/24/20	100,000	109,950
Novartis Securities Investment
5.125% 2/10/19	400,000	458,664
Perrigo 2.95% 5/15/23	100,000	96,875
Pfizer
1.50% 6/15/18	250,000	248,257
3.00% 6/15/23	200,000	192,111
4.30% 6/15/43	100,000	94,589
5.35% 3/15/15	350,000	374,019
6.20% 3/15/19	400,000	482,326
7.20% 3/15/39	300,000	408,044
Sanofi 1.25% 4/10/18	91,000	88,935
Sanofi-Aventis
2.625% 3/29/16	150,000	156,623
4.00% 3/29/21	325,000	345,258
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	162,464
3.00% 6/15/15	125,000	129,419
6.15% 2/1/36	100,000	115,846
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	237,475
3.65% 11/10/21	250,000	248,567
Watson Pharmaceuticals
3.25% 10/1/22	250,000	234,828
4.625% 10/1/42	125,000	111,441
6.125% 8/15/19	45,000	52,605
Wyeth
5.50% 2/15/16	400,000	444,495
5.95% 4/1/37	350,000	410,896
6.00% 2/15/36	100,000	116,386
6.50% 2/1/34	100,000	124,195

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis
#144A 1.15% 2/1/16	20,000	$20,092
#144A 3.25% 2/1/23	163,000	155,487
#144A 4.70% 2/1/43	150,000	140,330

		17,199,874

Professional Services–0.01%
Dun & Bradstreet 2.875% 11/15/15	55,000	56,570
Equifax 4.45% 12/1/14	50,000	51,962
Verisk Analytics 4.125% 9/12/22	100,000	98,986

		207,518

Real Estate Investment Trusts–0.57%
American Tower
3.50% 1/31/23	250,000	219,876
4.50% 1/15/18	200,000	211,433
4.625% 4/1/15	250,000	261,315
4.70% 3/15/22	225,000	218,995
5.00% 2/15/24	100,000	98,076
5.05% 9/1/20	100,000	103,880
5.90% 11/1/21	65,000	68,659
AvalonBay Communities
3.625% 10/1/20	200,000	203,392
6.10% 3/15/20	100,000	115,629
BioMed Realty 3.85% 4/15/16	100,000	104,905
Boston Properties
3.70% 11/15/18	100,000	105,211
3.85% 2/1/23	125,000	122,003
4.125% 5/15/21	250,000	258,041
5.00% 6/1/15	100,000	106,693
5.625% 11/15/20	150,000	169,797
5.875% 10/15/19	100,000	115,313
Brandywine Operating Partnership
4.95% 4/15/18	100,000	107,484
BRE Properties 3.375% 1/15/23	250,000	232,583
Camden Property Trust 4.625% 6/15/21	100,000	105,703
DDR 7.50% 4/1/17	200,000	233,814
Digital Realty Trust
4.50% 7/15/15	100,000	104,828
5.25% 3/15/21	100,000	105,268
Duke Realty
4.375% 6/15/22	100,000	99,043
6.75% 3/15/20	50,000	57,864
7.375% 2/15/15	100,000	107,973
Entertainment Properties Trust
5.75% 8/15/22	100,000	101,066
EPR Properties 5.25% 7/15/23	75,000	72,952
ERP Operating
4.625% 12/15/21	150,000	158,609
4.75% 7/15/20	100,000	108,226
5.125% 3/15/16	100,000	109,425
6.584% 4/13/15	250,000	271,774

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Essex Portfolio 3.25% 5/1/23	100,000	$91,883
Federal Realty Investment Trust
2.75% 6/1/23	100,000	89,745
HCP
2.625% 2/1/20	200,000	190,035
3.75% 2/1/16	55,000	57,938
3.75% 2/1/19	100,000	103,677
5.375% 2/1/21	200,000	217,933
6.30% 9/15/16	125,000	141,440
Health Care REIT
3.625% 3/15/16	100,000	104,947
5.25% 1/15/22	100,000	107,043
6.125% 4/15/20	135,000	153,489
6.20% 6/1/16	50,000	55,955
6.50% 3/15/41	250,000	267,524
Healthcare Realty Trust
5.75% 1/15/21	200,000	217,405
6.50% 1/17/17	100,000	112,298
Hospitality Properties Trust
5.00% 8/15/22	300,000	300,147
5.625% 3/15/17	100,000	108,799
Host Hotels & Resorts 4.75% 3/1/23	150,000	150,973
Kilroy Realty 4.80% 7/15/18	100,000	107,239
Kimco Realty 6.875% 10/1/19	150,000	181,082
Liberty Property
4.125% 6/15/22	50,000	49,692
4.40% 2/15/24	100,000	99,903
5.50% 12/15/16	100,000	110,765
6.625% 10/1/17	50,000	57,538
Mack-Cali Realty 7.75% 8/15/19	100,000	121,091
National Retail Properties
3.30% 4/15/23	100,000	91,054
5.50% 7/15/21	100,000	108,776
Omega Healthcare Investors
6.75% 10/15/22	100,000	108,000
ProLogis
4.25% 8/15/23	150,000	149,488
4.50% 8/15/17	100,000	107,921
6.25% 3/15/17	50,000	56,845
6.625% 5/15/18	100,000	117,046
6.875% 3/15/20	104,000	122,773
Realty Income
4.65% 8/1/23	100,000	101,602
5.75% 1/15/21	100,000	110,556
5.875% 3/15/35	50,000	51,722
5.95% 9/15/16	110,000	123,196
Regency Centers 4.80% 4/15/21	100,000	105,276
Senior Housing Properties Trust
4.30% 1/15/16	100,000	103,812
Simon Property Group
3.375% 3/15/22	150,000	147,426

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group (continued)
4.125% 12/1/21	300,000	$312,600
4.20% 2/1/15	180,000	186,734
5.25% 12/1/16	200,000	223,317
5.65% 2/1/20	200,000	228,503
6.75% 2/1/40	300,000	366,400
10.35% 4/1/19	200,000	272,319
UDR
4.25% 6/1/18	100,000	106,406
4.625% 1/10/22	100,000	103,540
Ventas Realty
2.70% 4/1/20	100,000	95,448
4.00% 4/30/19	200,000	210,033
4.25% 3/1/22	200,000	202,311
4.75% 6/1/21	100,000	105,476
Vornado Realty 4.25% 4/1/15	100,000	103,847
Washington Real Estate Investment
Trust 3.95% 10/15/22	100,000	96,369
Weingarten Realty Investors
3.375% 10/15/22	150,000	139,467
Weyerhaeuser
4.625% 9/15/23	250,000	255,254
7.375% 3/15/32	250,000	305,319

		12,577,207

Real Estate Management & Development–0.00%
Jones Lang LaSalle 4.40% 11/15/22	100,000	98,139

		98,139

Road & Rail–0.31%
Burlington Northern Santa Fe
3.00% 3/15/23	100,000	94,289
3.05% 3/15/22	150,000	144,647
3.45% 9/15/21	200,000	201,320
3.85% 9/1/23	100,000	100,463
4.10% 6/1/21	100,000	105,427
4.40% 3/15/42	100,000	90,985
4.45% 3/15/43	100,000	91,324
4.95% 9/15/41	100,000	97,821
5.05% 3/1/41	100,000	99,893
5.15% 9/1/43	150,000	151,425
5.65% 5/1/17	350,000	398,249
5.75% 5/1/40	200,000	218,891
6.15% 5/1/37	100,000	114,050
7.95% 8/15/30	100,000	131,609
Canadian National Railway
5.55% 3/1/19	200,000	232,176
5.85% 11/15/17	150,000	172,936
6.20% 6/1/36	100,000	121,613
6.25% 8/1/34	100,000	121,087
Canadian Pacific Railway
4.45% 3/15/23	100,000	104,857

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Road & Rail (continued)
Canadian Pacific Railway (continued)
7.125% 10/15/31	150,000	$182,191
7.25% 5/15/19	65,000	79,803
Con-way 7.25% 1/15/18	100,000	113,450
CSX
3.70% 10/30/20	275,000	285,366
4.10% 3/15/44	100,000	85,073
4.40% 3/1/43	200,000	181,125
5.50% 4/15/41	200,000	212,780
6.15% 5/1/37	120,000	137,400
6.22% 4/30/40	100,000	115,122
7.375% 2/1/19	100,000	122,967
#Kansas City Southern de Mexico de CV 144A 2.35% 5/15/20	150,000	143,219
#Kansas City Southern Railway 144A 4.30% 5/15/43	100,000	88,857
Norfolk Southern
2.903% 2/15/23	121,000	113,493
3.00% 4/1/22	118,000	113,931
3.25% 12/1/21	100,000	99,414
4.80% 8/15/43	125,000	121,952
4.837% 10/1/41	111,000	109,492
5.75% 4/1/18	100,000	115,555
5.90% 6/15/19	100,000	117,405
6.00% 5/23/11	100,000	109,098
7.70% 5/15/17	240,000	289,690
Ryder System
2.50% 3/1/17	200,000	202,142
3.15% 3/2/15	115,000	118,479
5.85% 11/1/16	100,000	111,439
Union Pacific
#144A 3.646% 2/15/24	185,000	186,329
4.00% 2/1/21	65,000	69,016
4.163% 7/15/22	190,000	201,059
4.75% 9/15/41	200,000	200,090
#144A 4.821% 2/1/44	25,000	25,376

		6,844,375

Semiconductors & Semiconductor Equipment–0.13%
Analog Devices 3.00% 4/15/16	100,000	104,302
Applied Materials 5.85% 6/15/41	100,000	104,545
Broadcom 2.50% 8/15/22	250,000	228,522
Intel
1.35% 12/15/17	400,000	395,234
1.95% 10/1/16	200,000	205,718
2.70% 12/15/22	150,000	139,589
3.30% 10/1/21	254,000	253,252
4.00% 12/15/32	250,000	230,487
4.25% 12/15/42	250,000	222,865
4.80% 10/1/41	172,000	165,420
KLA-Tencor 6.90% 5/1/18	100,000	117,900

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products
3.375% 3/15/23	100,000	$93,304
National Semiconductor 3.95% 4/15/15	100,000	104,949
Texas Instruments
1.65% 8/3/19	100,000	96,712
2.25% 5/1/23	250,000	226,236
2.375% 5/16/16	100,000	104,051

		2,793,086

Software–0.25%
Adobe Systems
3.25% 2/1/15	100,000	103,270
4.75% 2/1/20	85,000	92,783
Autodesk 1.95% 12/15/17	100,000	98,114
BMC Software 4.25% 2/15/22	60,000	59,700
CA
2.875% 8/15/18	150,000	151,497
5.375% 12/1/19	100,000	111,098
Intuit 5.75% 3/15/17	100,000	111,503
Microsoft
1.625% 9/25/15	300,000	307,115
2.375% 5/1/23	150,000	136,340
3.00% 10/1/20	300,000	306,235
3.50% 11/15/42	150,000	121,866
4.20% 6/1/19	200,000	221,125
4.50% 10/1/40	100,000	95,970
5.20% 6/1/39	200,000	211,508
5.30% 2/8/41	100,000	107,135
Oracle
1.20% 10/15/17	350,000	344,085
2.375% 1/15/19	200,000	201,190
2.50% 10/15/22	550,000	508,028
3.875% 7/15/20	100,000	106,518
5.00% 7/8/19	250,000	284,287
5.25% 1/15/16	200,000	220,052
5.375% 7/15/40	400,000	437,187
5.75% 4/15/18	375,000	437,165
6.125% 7/8/39	150,000	179,271
6.50% 4/15/38	200,000	247,473
Symantec
3.95% 6/15/22	150,000	147,904
4.20% 9/15/20	100,000	103,087

		5,451,506

Specialty Retail–0.20%
Advance Auto Parts 4.50% 1/15/22	100,000	98,687
AutoZone
2.875% 1/15/23	100,000	90,963
4.00% 11/15/20	75,000	76,761
5.75% 1/15/15	200,000	212,507
Gap 5.95% 4/12/21	150,000	166,455

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Specialty Retail (continued)
Home Depot
2.25% 9/10/18	143,000	$144,681
2.70% 4/1/23	150,000	141,048
3.75% 2/15/24	200,000	202,833
4.20% 4/1/43	150,000	136,606
4.40% 4/1/21	100,000	109,811
4.875% 2/15/44	96,000	97,183
5.40% 3/1/16	450,000	499,458
5.40% 9/15/40	100,000	108,428
5.875% 12/16/36	350,000	400,838
5.95% 4/1/41	100,000	117,508
Lowe’s
1.625% 4/15/17	150,000	150,706
3.12% 4/15/22	100,000	97,634
3.875% 9/15/23	200,000	202,959
4.625% 4/15/20	150,000	166,786
4.65% 4/15/42	100,000	96,522
5.40% 10/15/16	200,000	226,427
5.80% 10/15/36	200,000	221,242
5.80% 4/15/40	20,000	22,189
6.65% 9/15/37	100,000	121,181
O’Reilly Automotive
3.80% 9/1/22	100,000	98,568
4.875% 1/14/21	45,000	47,839
QVC 4.375% 3/15/23	100,000	93,175
TJX
2.50% 5/15/23	100,000	93,041
4.20% 8/15/15	50,000	53,307
6.95% 4/15/19	55,000	66,735

		4,362,078

Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	91,497
3.625% 5/1/43	100,000	86,844
Ralph Lauren 2.125% 9/26/18	50,000	50,163
VF 6.00% 10/15/33	150,000	167,887

		396,391

Thrift & Mortgage Finance–0.01%
People’s United Financial
3.65% 12/6/22	150,000	143,190
Santander Holdings USA
3.00% 9/24/15	40,000	41,179
4.625% 4/19/16	100,000	106,022

		290,391

Tobacco–0.22%
Altria Group
2.85% 8/9/22	200,000	183,525
4.125% 9/11/15	400,000	424,502
4.50% 5/2/43	100,000	86,816

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Tobacco (continued)
Altria Group (continued)
4.75% 5/5/21	200,000	$212,523
9.70% 11/10/18	119,000	157,487
9.95% 11/10/38	350,000	524,004
10.20% 2/6/39	300,000	458,846
Lorillard Tobacco
2.30% 8/21/17	100,000	99,209
3.50% 8/4/16	45,000	47,170
3.75% 5/20/23	200,000	184,061
8.125% 6/23/19	100,000	121,389
8.125% 5/1/40	100,000	121,201
Philip Morris International
2.50% 5/16/16	250,000	259,744
2.90% 11/15/21	250,000	242,712
4.125% 3/4/43	150,000	133,114
4.375% 11/15/41	200,000	184,430
4.50% 3/26/20	100,000	109,873
4.50% 3/20/42	100,000	93,938
5.65% 5/16/18	300,000	347,582
6.375% 5/16/38	150,000	178,844
Reynolds American
4.75% 11/1/42	125,000	109,394
4.85% 9/15/23	225,000	234,147
6.15% 9/15/43	125,000	131,235
7.625% 6/1/16	295,000	345,859

		4,991,605

Trading Companies & Distributors–0.00%
GATX 3.90% 3/30/23	101,000	97,861

		97,861

Wireless Telecommunication Services–0.23%
Alltel 7.875% 7/1/32	100,000	130,675
America Movil
2.375% 9/8/16	400,000	408,720
3.125% 7/16/22	200,000	184,592
3.625% 3/30/15	200,000	207,324
4.375% 7/16/42	200,000	164,882
5.00% 3/30/20	200,000	216,035
6.125% 11/15/37	150,000	158,338
6.125% 3/30/40	250,000	263,707
6.375% 3/1/35	25,000	26,992
Cellco Partnership 8.50% 11/15/18	300,000	384,861
Rogers Communications
3.00% 3/15/23	125,000	115,594
4.50% 3/15/43	100,000	87,775
6.80% 8/15/18	150,000	179,342
7.50% 8/15/38	25,000	31,742
Vodafone Group
0.90% 2/19/16	200,000	199,767
1.50% 2/19/18	350,000	340,618
2.50% 9/26/22	300,000	266,910

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Vodafone Group (continued)
2.95% 2/19/23	225,000	$207,133
4.375% 2/19/43	150,000	130,914
5.00% 9/15/15	300,000	323,420
5.45% 6/10/19	200,000	226,946
5.625% 2/27/17	300,000	336,992
5.75% 3/15/16	100,000	110,699
6.15% 2/27/37	200,000	219,304
7.875% 2/15/30	100,000	127,175

		5,050,457

Total Corporate Bonds (Cost $496,336,745)		508,879,527

MUNICIPAL BONDS–0.73%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	53,790
7.834% 2/15/41	55,000	68,971
8.084% 2/15/50	100,000	129,761
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	241,672
Series S1 6.793% 4/1/30	100,000	118,423
Series S1 6.918% 4/1/40	100,000	121,027
Series S1 7.043% 4/1/50	100,000	122,534
California State
3.95% 11/1/15	100,000	106,413
4.85% 10/1/14	100,000	104,024
6.20% 10/1/19	100,000	117,737
California State Taxable Build America Bonds
5.75% 3/1/17	100,000	113,081
6.65% 3/1/22	200,000	239,228
7.30% 10/1/39	100,000	125,947
7.60% 11/1/40	80,000	105,445
7.625% 3/1/40	85,000	111,220
7.95% 3/1/36	100,000	115,886
California State Various Purposes
5.95% 4/1/16	35,000	39,213
7.50% 4/1/34	325,000	412,770
7.55% 4/1/39	600,000	781,500
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	54,319
Chicago, Illinois Board of Education 6.319% 11/1/29	100,000	96,183
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	112,516
Series B 6.899% 12/1/40	40,000	45,006

	Principal	Value
	Amount°	(U.S. $)
MUNICIPAL BONDS (continued)
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	$113,341
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	54,210
Series C 6.82% 7/1/45	75,000	93,254
Commonwealth of Massachusetts Consolidated Loan Taxable Build Americia Bonds 5.456% 12/1/39	100,000	108,474
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	103,683
Series E 4.20% 12/1/21	100,000	107,502
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	110,837
Series D 5.09% 10/1/30	200,000	202,342
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	236,402
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF)	100,000	112,472
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	104,028
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	114,671
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	108,093
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	163,524
Illinois State
4.961% 3/1/16	100,000	106,350
5.665% 3/1/18	250,000	272,898
Illinois State Taxable
4.421% 1/1/15	100,000	103,259
Illinois State Taxable Pension
4.35% 6/1/18	500,000	518,910
4.95% 6/1/23	100,000	99,346
5.10% 6/1/33	800,000	710,104
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	109,782
Los Angeles, California Community College District
6.60% 8/1/42	100,000	120,180
6.75% 8/1/49	100,000	123,748
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	115,714
7.618% 8/1/40	100,000	117,730

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	$29,041
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	28,317
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	386,974
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	75,363
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	55,844
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	106,871
6.668% 11/15/39	130,000	152,407
Series E 6.814% 11/15/40	100,000	119,224
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	105,292
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	127,251
Taxable 6.637% 4/1/57	150,000	155,273
Taxable 7.055% 4/1/57	100,000	97,720
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL-RE)	225,000	275,423
^Series B 6.123% 2/15/22 (AGM)	200,000	136,256
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	116,443
Series C 5.754% 12/15/28	100,000	107,799
Series C 6.104% 12/15/28	200,000	215,374
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	442,649
Series F 7.414% 1/1/40	90,000	117,554
New York City, New York 5.517% 10/1/37	85,000	90,733
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	72,222
5.75% 6/15/41	100,000	112,801
5.79% 6/15/41	200,000	208,884
5.952% 6/15/42	100,000	113,827
6.011% 6/15/42	35,000	40,316
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	104,194
Series F-1 6.271% 12/1/37	100,000	116,646

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	$220,012
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	71,471
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	111,784
5.60% 3/15/40	100,000	108,968
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	54,374
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	101,835
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	87,242
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	103,131
Pennsylvania State Taxable Series B 2nd 5.35% 5/1/30	100,000	107,857
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	208,882
Series B 5.511% 12/1/45	150,000	156,779
Series B 6.105% 12/1/39	100,000	111,418
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	95,049
Port Authority of New York & New Jersey Taxable
(160th) 5.647% 11/1/40	250,000	270,925
(174th) 4.458% 10/1/62	250,000	211,558
Port of Seattle, Washington Taxable Series B1 7.00% 5/1/36	100,000	114,485
Puerto Rico Commonwealth Government Development Bank Taxable (Senior Notes)
Series A 4.375% 2/1/19	200,000	126,304
Series B 4.704% 5/1/16	200,000	164,318
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	167,660
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	61,354
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	235,305
5.985% 2/1/39	50,000	58,496
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	113,110

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	$115,536
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40	100,000	112,859
Series B 6.00% 11/1/40	100,000	112,552
Texas State Taxable Build Americia Bonds 5.517% 4/1/39	100,000	112,834
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	219,868
University of California Build Americia Bonds Series H 6.548% 5/15/48	100,000	117,403
University of California Taxable Series AD 4.858% 5/15/11	250,000	215,848
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	106,364
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	112,803
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	91,646
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	62,213
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	100,073
Series D 4.554% 7/1/24	60,000	64,748
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	105,974
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	55,575
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	54,547
Series F 5.09% 8/1/33	100,000	105,147

Total Municipal Bonds (Cost $15,415,177)		16,306,525

NON-AGENCY ASSET-BACKED SECURITIES–0.30%
Ally Auto Receivables Trust Series 2012-4 A3 0.59% 1/17/17	1,000,000	999,911
CenterPoint Energy Restoration Bond Series 2009-1 A2 3.46% 8/15/19	100,000	106,873
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	26,322
Series 2005-A2 A2 4.85% 3/10/17	800,000	849,845
Series 2005-A9 A9 5.10% 11/20/17	200,000	218,515

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust (continued)
Series 2006-A3 A3 5.30% 3/15/18	250,000	$276,764
Series 2007-A3 A3 6.15% 6/15/39	750,000	860,102
Series 2008-A1 A1 5.35% 2/7/20	150,000	172,715
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	750,000	868,947
Hyundai Auto Receivables Trust Series 2012-B A4 0.81% 3/15/18	250,000	250,214
Santander Drive Auto Receivables Trust Series 2012-4 C 2.94% 12/15/17	2,000,000	2,039,282

Total Non-Agency Asset-Backed Securities (Cost $6,705,293)		6,669,490

ΔREGIONAL BONDS–0.44%
Canada–0.42%
British Columbia Province
1.20% 4/25/17	200,000	201,115
2.00% 10/23/22	150,000	137,515
2.10% 5/18/16	200,000	207,533
2.85% 6/15/15	100,000	104,180
6.50% 1/15/26	100,000	127,458
7.25% 9/1/36	100,000	141,846
Manitoba Province
1.30% 4/3/17	250,000	252,156
2.10% 9/6/22	63,000	58,076
4.90% 12/6/16	300,000	337,712
New Brunswick Province
2.75% 6/15/18	200,000	210,046
Nova Scotia Province
2.375% 7/21/15	200,000	206,033
5.125% 1/26/17	50,000	56,520
Ontario Province
0.95% 5/26/15	600,000	604,826
1.00% 7/22/16	300,000	300,924
1.10% 10/25/17	500,000	492,737
1.20% 2/14/18	100,000	98,342
1.60% 9/21/16	400,000	407,370
1.65% 9/27/19	100,000	96,386
1.875% 9/15/15	200,000	205,175
2.00% 9/27/18	300,000	301,766
2.30% 5/10/16	300,000	311,507
2.45% 6/29/22	150,000	140,802
2.70% 6/16/15	300,000	311,365
2.95% 2/5/15	550,000	568,982
3.00% 7/16/18	200,000	211,236
3.15% 12/15/17	250,000	266,763
4.00% 10/7/19	200,000	218,046
4.40% 4/14/20	400,000	444,015
5.45% 4/27/16	300,000	335,454
Quebec Province
2.625% 2/13/23	350,000	326,271
3.50% 7/29/20	300,000	314,396
4.60% 5/26/15	150,000	160,269

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Quebec Province (continued)
4.625% 5/14/18	200,000	$225,657
5.00% 3/1/16	300,000	330,880
7.50% 7/15/23	200,000	261,482
7.50% 9/15/29	175,000	237,563
Saskatchewan Province 8.50% 7/15/22	100,000	137,648

		9,350,052

Italy–0.00%
Region of Lombardy 5.804% 10/25/32	100,000	92,483

		92,483

Japan–0.02%
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	107,852
5.00% 5/16/17	200,000	227,911

		335,763

Total Regional Bonds (Cost $9,613,070)		9,778,298

ΔSOVEREIGN BONDS–1.58%
Brazil–0.21%
Republic of Brazil
4.875% 1/22/21	600,000	647,250
5.625% 1/7/41	325,000	325,813
6.00% 1/17/17	500,000	560,500
7.125% 1/20/37	600,000	708,000
8.00% 1/15/18	100,000	112,750
8.25% 1/20/34	150,000	196,125
8.75% 2/4/25	500,000	684,500
8.875% 10/14/19	200,000	261,500
8.875% 4/15/24	100,000	136,750
10.125% 5/15/27	425,000	648,125
11.00% 8/17/40	300,000	351,450

		4,632,763

Canada–0.04%
Canada Government 0.875% 2/14/17	500,000	500,114
Export Development Canada
0.75% 12/15/17	200,000	196,112
2.25% 5/28/15	300,000	309,483

		1,005,709

Chile–0.02%
Chile Government International Bond
2.25% 10/30/22	100,000	90,250
3.875% 8/5/20	250,000	261,875

		352,125

	Principal	Value
	Amount°	(U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia–0.11%
Republic of Colombia
2.625% 3/15/23	200,000	$177,500
4.00% 2/26/24	250,000	245,625
6.125% 1/18/41	200,000	219,500
7.375% 3/18/19	700,000	851,200
7.375% 9/18/37	500,000	628,000
8.125% 5/21/24	250,000	324,063

		2,445,888

Israel–0.05%
Israel Government
3.15% 6/30/23	200,000	190,995
4.00% 6/30/22	150,000	155,912
4.50% 1/30/43	200,000	179,692
5.125% 3/26/19	175,000	199,216
5.50% 11/9/16	100,000	112,832
Israel Government AID Bond 5.50% 4/26/24	200,000	238,140

		1,076,787

Italy–0.11%
Republic of Italy
3.125% 1/26/15	300,000	307,449
4.50% 1/21/15	400,000	416,972
4.75% 1/25/16	200,000	213,257
5.25% 9/20/16	400,000	431,738
5.375% 6/12/17	200,000	218,244
5.375% 6/15/33	500,000	506,984
6.875% 9/27/23	350,000	423,647

		2,518,291

Japan–0.09%
Development Bank of Japan 5.125% 2/1/17	200,000	226,039
Japan Bank for International Cooperation
1.125% 7/19/17	250,000	248,693
1.75% 7/31/18	500,000	498,739
2.25% 7/13/16	200,000	207,676
2.50% 1/21/16	200,000	208,134
2.50% 5/18/16	200,000	208,980
2.875% 2/2/15	300,000	309,710
3.375% 7/31/23	200,000	201,039

		2,109,010

Mexico–0.24%
Mexico Government International Bond
3.625% 3/15/22	868,000	863,226
4.00% 10/2/23	550,000	547,250
4.75% 3/8/44	1,000,000	910,000
5.625% 1/15/17	250,000	280,250
5.75% 10/12/10	500,000	472,500
6.05% 1/11/40	475,000	521,788
6.625% 3/3/15	1,000,000	1,081,500

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
6.75% 9/27/34	500,000	$595,000

		5,271,514

Panama–0.04%
Panama Government International Bond
5.20% 1/30/20	300,000	330,750
6.70% 1/26/36	200,000	229,500
7.125% 1/29/26	100,000	123,000
8.875% 9/30/27	100,000	138,250
9.375% 4/1/29	100,000	143,250

		964,750

Peru–0.07%
Republic of Peru
5.625% 11/18/50	100,000	103,750
6.55% 3/14/37	500,000	593,750
7.125% 3/30/19	225,000	273,938
7.35% 7/21/25	100,000	128,250
8.375% 5/3/16	100,000	116,000
8.75% 11/21/33	200,000	289,000

		1,504,688

Philippines–0.14%
Republic of Philippines
5.00% 1/13/37	500,000	545,000
7.75% 1/14/31	1,000,000	1,306,250
8.375% 6/17/19	1,000,000	1,271,250

		3,122,500

Poland–0.06%
Republic of Poland
3.00% 3/17/23	250,000	229,625
5.125% 4/21/21	700,000	763,000
6.375% 7/15/19	380,000	444,410

		1,437,035

Republic of Korea–0.02%
Republic of Korea
3.875% 9/11/23	200,000	204,348
5.125% 12/7/16	100,000	111,342
7.125% 4/16/19	200,000	248,399

		564,089

South Africa–0.06%
South Africa Government International Bond
4.665% 1/17/24	250,000	243,750
5.875% 5/30/22	100,000	108,500
5.875% 9/16/25	200,000	210,850
6.25% 3/8/41	100,000	105,250
6.875% 5/27/19	500,000	576,875

		1,245,225

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sweden–0.06%
Svensk Exportkredit
0.625% 9/4/15	600,000	$602,009
1.125% 4/5/18	300,000	294,201
1.75% 10/20/15	55,000	56,299
5.125% 3/1/17	250,000	283,990

		1,236,499

Turkey–0.23%
Turkey Government International Bond
4.875% 4/16/43	500,000	415,000
6.00% 1/14/41	1,100,000	1,065,900
6.75% 4/3/18	1,800,000	1,991,700
7.375% 2/5/25	1,500,000	1,697,250

		5,169,850

Uruguay–0.03%
Uruguay Government International Bond
7.625% 3/21/36	250,000	316,250
8.00% 11/18/22	200,000	256,000

		572,250

Total Sovereign Bonds (Cost $35,728,768)		35,228,973

SUPRANATIONAL BANKS–1.42%
African Development Bank
0.875% 3/15/18	250,000	244,566
1.125% 3/15/17	200,000	200,990
1.25% 9/2/16	350,000	355,189
2.50% 3/15/16	100,000	104,642
Andina de Fomento
3.75% 1/15/16	200,000	209,936
4.375% 6/15/22	250,000	250,301
8.125% 6/4/19	140,000	171,713
Asian Development Bank
0.50% 8/17/15	300,000	300,668
1.125% 3/15/17	500,000	502,825
1.375% 3/23/20	200,000	191,368
1.75% 9/11/18	500,000	504,983
1.75% 3/21/19	350,000	349,929
2.50% 3/15/16	250,000	261,881
2.625% 2/9/15	400,000	412,626
4.25% 10/20/14	100,000	104,201
5.50% 6/27/16	200,000	226,244
5.593% 7/16/18	200,000	235,932
Council of Europe Development Bank
1.125% 5/31/18	300,000	293,500
1.25% 9/22/16	200,000	202,287
1.50% 1/15/15	200,000	203,063
1.50% 2/22/17	100,000	101,364
1.50% 6/19/17	100,000	101,051
2.75% 2/10/15	100,000	103,245

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Bank for Reconstruction & Development
1.00% 2/16/17	250,000	$250,304
1.00% 6/15/18	250,000	244,442
1.00% 9/17/18	150,000	145,798
1.50% 3/16/20	250,000	241,421
1.625% 4/10/18	250,000	253,140
1.625% 11/15/18	500,000	499,277
2.50% 3/15/16	500,000	522,404
2.75% 4/20/15	200,000	207,288
European Investment Bank
0.625% 4/15/16	2,000,000	1,999,806
0.875% 12/15/14	500,000	503,786
1.00% 7/15/15	225,000	227,353
1.00% 3/15/18	1,000,000	977,728
1.00% 6/15/18	1,000,000	971,415
1.125% 9/15/17	200,000	198,511
1.375% 10/20/15	500,000	509,508
1.625% 9/1/15	700,000	716,438
1.625% 6/15/17	1,000,000	1,015,710
2.125% 7/15/16	200,000	207,480
2.25% 3/15/16	1,500,000	1,558,982
2.75% 3/23/15	1,000,000	1,035,946
2.875% 9/15/20	350,000	356,544
4.00% 2/16/21	400,000	436,492
4.875% 2/16/16	300,000	330,304
4.875% 1/17/17	400,000	450,026
4.875% 2/15/36	100,000	111,008
5.125% 5/30/17	500,000	570,833
FMS Wertmanagement
0.625% 4/18/16	200,000	199,932
1.00% 11/21/17	250,000	246,298
Inter-American Development Bank
0.50% 8/17/15	225,000	225,501
0.875% 11/15/16	200,000	200,480
0.875% 3/15/18	500,000	490,879
1.125% 3/15/17	250,000	251,702
1.375% 7/15/20	250,000	235,310
1.75% 8/24/18	500,000	505,494
3.00% 10/4/23	500,000	499,905
3.20% 8/7/42	100,000	81,149
3.875% 2/14/20	200,000	221,221
3.875% 10/28/41	100,000	92,711
4.25% 9/14/15	375,000	403,037
5.125% 9/13/16	500,000	562,418
International Bank for Reconstruction & Development
0.375% 8/24/15	100,000	99,979
0.50% 4/15/16	500,000	498,536
0.875% 4/17/17	624,000	623,071
1.00% 9/15/16	750,000	755,828
1.125% 7/18/17	150,000	150,676
2.125% 3/15/16	500,000	518,705
2.125% 2/13/23	100,000	94,257

	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
2.375% 5/26/15	300,000	$310,168
4.75% 2/15/35	50,000	55,285
5.00% 4/1/16	300,000	332,264
7.625% 1/19/23	100,000	139,272
International Finance
0.50% 5/16/16	150,000	149,312
0.625% 12/21/17	200,000	194,830
0.875% 6/15/18	1,000,000	971,970
1.00% 4/24/17	250,000	250,010
1.125% 11/23/16	300,000	302,374
2.125% 11/17/17	200,000	206,886
2.25% 4/11/16	300,000	311,846
2.75% 4/20/15	150,000	155,392
Nordic Investment Bank
0.50% 4/14/16	375,000	374,448
1.00% 3/7/17	350,000	350,960
2.50% 7/15/15	200,000	207,293
2.625% 10/6/14	100,000	102,479
North American Development Bank
4.375% 2/11/20	100,000	108,638

Total Supranational Banks (Cost $31,213,097)		31,654,964

U.S. TREASURY OBLIGATIONS–35.80%
U.S. Treasury Bonds
2.75% 8/15/42	2,600,000	2,155,767
2.75% 11/15/42	3,500,000	2,897,619
2.875% 5/15/43	8,000,000	6,791,248
3.00% 5/15/42	2,850,000	2,497,979
3.125% 11/15/41	4,000,000	3,607,812
3.125% 2/15/42	3,050,000	2,746,668
3.125% 2/15/43	4,000,000	3,584,688
3.50% 2/15/39	2,650,000	2,600,106
3.625% 8/15/43	5,000,000	4,942,970
3.75% 8/15/41	3,850,000	3,914,969
3.875% 8/15/40	3,750,000	3,908,498
4.25% 5/15/39	2,350,000	2,610,704
4.25% 11/15/40	4,000,000	4,434,064
4.375% 2/15/38	2,000,000	2,265,312
4.375% 5/15/40	2,500,000	2,829,493
4.375% 5/15/41	2,750,000	3,109,862
4.50% 5/15/38	950,000	1,096,359
4.50% 8/15/39	3,350,000	3,868,466
4.625% 2/15/40	4,100,000	4,823,265
4.75% 2/15/37	700,000	836,774
4.75% 2/15/41	3,750,000	4,494,728
5.00% 5/15/37	3,000,000	3,707,814
5.25% 11/15/28	500,000	625,313
5.25% 2/15/29	1,200,000	1,500,656
5.375% 2/15/31	500,000	637,852

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
5.50% 8/15/28	500,000	$640,039
6.00% 2/15/26	750,000	992,227
6.125% 11/15/27	800,000	1,080,187
6.125% 8/15/29	300,000	409,734
6.375% 8/15/27	1,250,000	1,722,070
6.625% 2/15/27	750,000	1,051,113
6.75% 8/15/26	500,000	705,078
6.875% 8/15/25	1,000,000	1,409,766
7.50% 11/15/24	500,000	730,508
7.625% 2/15/25	500,000	738,711
U.S. Treasury Notes
0.125% 12/31/14	4,000,000	3,998,280
0.125% 4/30/15	5,000,000	4,991,115
0.25% 10/31/14	5,000,000	5,006,250
0.25% 11/30/14	5,000,000	5,005,955
0.25% 12/15/14	3,000,000	3,003,456
0.25% 1/15/15	3,500,000	3,503,556
0.25% 1/31/15	5,000,000	5,005,080
0.25% 2/15/15	6,000,000	6,004,920
0.25% 2/28/15	5,000,000	5,003,710
0.25% 3/31/15	3,000,000	3,001,641
0.25% 5/15/15	3,000,000	3,000,000
0.25% 5/31/15	7,000,000	6,999,041
0.25% 7/15/15	3,000,000	2,998,008
0.25% 7/31/15	2,000,000	1,998,632
0.25% 8/15/15	2,500,000	2,497,655
0.25% 9/15/15	12,000,000	11,984,064
0.25% 10/15/15	3,500,000	3,493,711
0.25% 12/15/15	3,000,000	2,991,564
0.375% 11/15/14	2,000,000	2,005,196
0.375% 3/15/15	3,000,000	3,007,383
0.375% 4/15/15	5,000,000	5,011,135
0.375% 6/15/15	4,000,000	4,007,344
0.375% 6/30/15	2,000,000	2,003,516
0.375% 8/31/15	35,000,000	35,043,050
0.375% 1/15/16	5,000,000	4,997,070
0.375% 3/15/16	2,500,000	2,495,605
0.50% 10/15/14	6,000,000	6,023,322
0.50% 7/31/17	9,000,000	8,831,952
0.625% 7/15/16	4,000,000	4,005,780
0.625% 8/15/16	2,000,000	2,001,328
0.625% 5/31/17	2,350,000	2,323,929
0.625% 8/31/17	7,000,000	6,891,990
0.625% 9/30/17	2,500,000	2,457,520
0.625% 11/30/17	2,250,000	2,204,298
0.625% 4/30/18	4,000,000	3,888,436
0.75% 10/31/17	4,000,000	3,945,624
0.75% 12/31/17	4,000,000	3,932,500
0.75% 2/28/18	2,500,000	2,451,758
0.875% 11/30/16	5,000,000	5,022,850
0.875% 12/31/16	3,500,000	3,512,579
0.875% 1/31/17	5,000,000	5,012,890

	Principal	Value
	Amount°	(U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.875% 2/28/17	3,500,000	$3,505,467
0.875% 4/30/17	6,000,000	5,995,548
0.875% 1/31/18	2,000,000	1,974,062
0.875% 7/31/19	1,000,000	954,844
1.00% 8/31/16	4,000,000	4,042,968
1.00% 9/30/16	6,000,000	6,062,814
1.00% 10/31/16	5,250,000	5,299,219
1.00% 5/31/18	2,300,000	2,270,802
1.125% 5/31/19	2,000,000	1,945,624
1.125% 4/30/20	5,000,000	4,753,905
1.25% 8/31/15	4,000,000	4,071,952
1.25% 9/30/15	3,000,000	3,055,431
1.25% 10/31/15	4,500,000	4,583,849
1.25% 1/31/19	3,750,000	3,703,271
1.375% 11/30/15	7,500,000	7,661,423
1.375% 6/30/18	3,000,000	3,008,085
1.375% 7/31/18	35,000,000	35,064,260
1.375% 9/30/18	2,000,000	1,998,672
1.375% 11/30/18	3,000,000	2,991,093
1.375% 12/31/18	3,500,000	3,483,592
1.375% 2/28/19	2,000,000	1,984,688
1.375% 1/31/20	2,000,000	1,944,532
1.50% 6/30/16	3,000,000	3,076,875
1.50% 7/31/16	5,000,000	5,126,955
1.50% 8/31/18	6,000,000	6,040,548
1.625% 8/15/22	4,500,000	4,192,736
1.625% 11/15/22	6,750,000	6,250,608
1.75% 7/31/15	6,500,000	6,672,530
1.75% 5/31/16	5,000,000	5,160,940
1.75% 10/31/18	2,000,000	2,033,594
1.75% 5/15/22	7,000,000	6,631,135
1.75% 5/15/23	25,000,000	23,168,950
1.875% 6/30/15	7,000,000	7,194,551
1.875% 8/31/17	3,000,000	3,097,968
1.875% 9/30/17	2,000,000	2,064,062
1.875% 10/31/17	2,000,000	2,062,812
2.00% 1/31/16	4,500,000	4,665,762
2.00% 4/30/16	6,000,000	6,232,500
2.00% 11/15/21	4,700,000	4,595,350
2.00% 2/15/22	8,000,000	7,778,440
2.00% 2/15/23	9,150,000	8,716,089
2.125% 5/31/15	7,000,000	7,217,245
2.125% 12/31/15	5,000,000	5,194,335
2.125% 2/29/16	4,000,000	4,162,968
2.125% 8/15/21	7,500,000	7,440,233
2.25% 1/31/15	4,500,000	4,623,926
2.25% 3/31/16	3,000,000	3,134,064
2.25% 11/30/17	3,750,000	3,922,560
2.25% 7/31/18	3,000,000	3,128,907
2.375% 10/31/14	3,800,000	3,891,660
2.375% 2/28/15	8,000,000	8,245,472
2.375% 3/31/16	2,000,000	2,095,312

LVIP SSgA Bond Index Fund–47

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.375% 7/31/17	2,000,000	$2,103,438
2.375% 5/31/18	4,000,000	4,198,124
2.375% 6/30/18	3,000,000	3,148,008
2.50% 3/31/15	5,250,000	5,429,036
2.50% 4/30/15	7,500,000	7,767,773
2.50% 6/30/17	1,900,000	2,008,954
2.50% 8/15/23	3,250,000	3,217,247
2.625% 12/31/14	4,000,000	4,122,736
2.625% 2/29/16	2,000,000	2,105,312
2.625% 4/30/16	1,000,000	1,054,766
2.625% 1/31/18	2,000,000	2,122,656
2.625% 4/30/18	3,000,000	3,183,516
2.625% 8/15/20	6,000,000	6,263,202
2.625% 11/15/20	6,500,000	6,761,775
2.75% 11/30/16	2,500,000	2,658,203
2.75% 5/31/17	3,000,000	3,199,218
2.75% 12/31/17	2,000,000	2,134,140
2.75% 2/28/18	2,500,000	2,668,360
2.75% 2/15/19	5,000,000	5,321,485
2.875% 3/31/18	3,000,000	3,216,564
3.00% 8/31/16	2,000,000	2,137,188
3.00% 9/30/16	2,000,000	2,139,140
3.00% 2/28/17	2,000,000	2,147,110
3.125% 10/31/16	2,500,000	2,685,548
3.125% 1/31/17	3,500,000	3,769,336
3.125% 4/30/17	2,500,000	2,698,048
3.125% 5/15/19	4,000,000	4,335,156
3.125% 5/15/21	3,500,000	3,741,444
3.25% 5/31/16	1,700,000	1,822,453
3.25% 6/30/16	1,500,000	1,610,391
3.25% 7/31/16	1,850,000	1,988,894
3.25% 12/31/16	2,500,000	2,700,195
3.25% 3/31/17	2,500,000	2,706,445
3.375% 11/15/19	6,500,000	7,131,462
3.50% 2/15/18	4,100,000	4,505,035
3.50% 5/15/20	4,000,000	4,412,344
3.625% 8/15/19	5,500,000	6,106,073
3.625% 2/15/20	6,000,000	6,666,798
3.625% 2/15/21	6,500,000	7,193,420
3.75% 11/15/18	3,630,000	4,050,997
3.875% 5/15/18	4,850,000	5,424,424
4.00% 2/15/15	4,800,000	5,049,936
4.00% 8/15/18	5,550,000	6,259,795
4.125% 5/15/15	6,250,000	6,642,331
4.25% 11/15/14	2,000,000	2,091,992
4.25% 8/15/15	6,500,000	6,978,992

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.25% 11/15/17	2,500,000	$2,819,530
4.50% 11/15/15	7,000,000	7,613,046
4.50% 2/15/16	3,000,000	3,288,984
4.50% 5/15/17	1,350,000	1,522,969
4.625% 11/15/16	3,600,000	4,035,798
4.625% 2/15/17	1,700,000	1,915,621
4.75% 8/15/17	2,500,000	2,858,300
4.875% 8/15/16	2,000,000	2,243,360
5.125% 5/15/16	1,500,000	1,681,172
6.25% 8/15/23	1,600,000	2,118,250
7.125% 2/15/23	1,000,000	1,392,422
7.25% 5/15/16	1,000,000	1,176,250
7.25% 8/15/22	500,000	696,641
7.50% 11/15/16	800,000	968,000
7.625% 11/15/22	500,000	715,254
7.875% 2/15/21	750,000	1,052,109
8.00% 11/15/21	1,700,000	2,433,856
8.125% 8/15/19	750,000	1,024,336
8.125% 5/15/21	500,000	713,574
8.125% 8/15/21	700,000	1,004,445
8.50% 2/15/20	150,000	211,207
8.75% 5/15/17	1,000,000	1,280,625
8.75% 5/15/20	900,000	1,291,078
8.75% 8/15/20	800,000	1,155,375
8.875% 8/15/17	750,000	975,733
8.875% 2/15/19	750,000	1,038,692
9.125% 5/15/18	250,000	339,082
9.25% 2/15/16	200,000	241,703
9.875% 11/15/15	500,000	600,742
10.625% 8/15/15	500,000	596,406
11.25% 2/15/15	750,000	863,496

Total U.S. Treasury Obligations (Cost $781,600,306)		795,254,816

	Number of Shares
MONEY MARKET FUND–6.38%
Dreyfus Treasury & Agency Cash Management Fund	141,782,530	141,782,530

Total Money Market Fund (Cost $141,782,530)		141,782,530

TOTAL VALUE OF SECURITIES–104.96% (Cost $2,294,785,915)	2,331,859,347
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.96%)	(110,262,388)

NET ASSETS APPLICABLE TO 197,284,299 SHARES OUTSTANDING–100.00%	$2,221,596,959

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2013, the aggregate value of Rule 144A securities was $4,695,697, which represents 0.21% of the Fund’s net assets. See Note 3 in “Notes.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of September 30, 2013. Interest rates reset periodically.

LVIP SSgA Bond Index Fund–48

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

^	Zero coupon security. The rate shown is the yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2013.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

NCUA–National Credit Union Administration

PSF–Guaranteed by Permanent School Fund

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

LVIP SSgA Bond Index Fund–49

LVIP SSgA Bond Index Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Bond Index Fund (Fund).

Security Valuation–U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news eventsmay have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP SSgA Bond Index Fund–50

LVIP SSgA Bond Index Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$2,295,249,574

Aggregate unrealized appreciation	$60,544,477
Aggregate unrealized depreciation	(23,934,704)

Net unrealized appreciation	$36,609,773

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or observableand refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$792,973,714	$792,973,714
Corporate Debt	—	508,879,527	508,879,527
Foreign Debt	—	76,662,235	76,662,235
Municipal Bonds	—	16,306,525	16,306,525
U.S. Treasury Obligations	—	795,254,816	795,254,816
Money Market Fund	141,782,530	—	141,782,530

Total	$141,782,530	$2,190,076,817	$2,331,859,347

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material

LVIP SSgA Bond Index Fund–51

LVIP SSgA Bond Index Fund

Notes (continued)

3. Credit and Market Risk (continued)

adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of September 30, 2013, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Bond Index Fund–52

LVIP SSgA Developed International 150 Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.03%
Australia–4.70%
GPT Group	1,083,285	$3,515,158
Iluka Resources	438,692	4,705,133
Incitec Pivot	1,300,644	3,266,029
Leighton Holdings	195,666	3,517,867
Metcash	970,770	2,900,664
Mirvac Group	2,480,858	4,033,535
Sonic Healthcare	288,513	4,358,334
Tatts Group	1,267,820	3,667,504
Westfield Retail Trust	1,330,791	3,689,448

		33,653,672

Austria–1.62%
OMV	100,383	4,956,832
Voestalpine	139,019	6,645,965

		11,602,797

Belgium–1.98%
Belgacom	168,238	4,474,622
Delhaize Group	78,256	4,931,979
Groupe Bruxelles Lambert	55,829	4,752,860

		14,159,461

Canada–3.82%
Barrick Gold	142,700	2,657,139
Canadian Tire Class A	59,306	5,252,644
Magna International	72,800	6,003,942
Penn West Petroleum	397,868	4,414,962
Sun Life Financial	156,704	5,005,157
Teck Resources Class B	148,800	3,998,625

		27,332,469

Denmark–1.36%
A.P. Moller-Maersk Class B	547	5,017,637
TDC	555,557	4,700,851

		9,718,488

Finland–2.75%
Metso	98,312	3,863,644
Nokian Renkaat	95,971	4,879,390
Stora Enso Class R	661,409	5,608,630
UPM-Kymmene	382,561	5,293,190

		19,644,854

France–13.73%
AXA	248,336	5,763,587
BNP Paribas	83,172	5,626,126
Bouygues	157,381	5,760,838
Cap Gemini	93,808	5,578,661
Casino Guichard Perrachon	39,802	4,102,836
Cie de Saint-Gobain	115,152	5,715,272
Electricite de France	222,606	7,041,451
GDF Suez	221,717	5,557,509
Lagardere	76,878	2,496,868
Natixis	1,124,305	5,383,508

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Orange	422,078	$5,285,086
Renault	68,137	5,433,897
Rexel	195,606	4,976,612
Sanofi	41,163	4,168,861
SCOR SE	148,669	4,927,015
Total	89,150	5,167,387
Unibail-Rodamco	17,958	4,455,177
Vallourec	88,805	5,321,208
Vinci	94,756	5,516,357

		98,278,256

Germany–7.66%
Allianz	31,432	4,945,147
Bayerische Motoren Werke	49,475	5,320,745
Daimler	78,459	6,117,448
Deutsche Bank	109,492	5,025,820
Deutsche Post	185,268	6,144,978
Deutsche Telekom	403,855	5,849,166
E.ON	244,507	4,351,094
Metro	150,144	5,962,446
Muenchener Rueckversicherungs	22,365	4,371,950
RWE	112,226	3,818,437
Suedzucker	99,028	2,915,867

		54,823,098

■Hong Kong–3.62%
Cheung Kong Holdings	284,000	4,323,393
Hutchison Whampoa	402,000	4,821,370
Li & Fung	3,040,000	4,428,057
MTR	1,054,500	4,175,068
New World Development	990	1,488
†Sun Hung Kai Properties	311,000	4,232,956
Swire Pacific Class A	328,500	3,940,503

		25,922,835

Israel–0.56%
Teva Pharmaceutical Industries	106,337	4,017,291

		4,017,291

Italy–3.60%
Atlantia	270,308	5,504,248
Enel	1,308,009	5,022,427
ENI	189,971	4,367,087
Telecom Italia	6,043,905	4,972,855
Unione di Banche Italiane	1,158,731	5,871,224

		25,737,841

Japan–16.69%
Aeon	330,600	4,563,739
Aozora Bank	1,517,000	4,505,584
Asahi Glass	605,000	3,759,358
Canon	114,200	3,656,980
†Daihatsu Motor	202,000	3,925,986

LVIP SSgA Developed International 150 Fund–1

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
FUJIFILM Holdings	216,900	$5,227,790
Fukuoka Financial Group	838,000	3,794,844
†Hitachi	736,000	4,877,413
†HOYA	227,700	5,386,727
Inpex	312,800	3,697,235
ITOCHU	342,900	4,224,680
JX Holdings	747,500	3,885,146
Konica Minolta Holdings	587,000	4,945,268
Marubeni	550,000	4,350,065
Mitsubishi	228,400	4,637,863
Mitsubishi Tanabe Pharma	273,600	3,840,262
Mitsui	305,100	4,449,400
MS&AD Insurance Group Holdings	193,000	5,059,167
†NEC	1,576,000	3,661,836
Nissan Motor	443,300	4,474,562
OJI Paper	1,142,000	5,370,016
Ono Pharmaceutical	67,800	4,166,306
Otsuka Holdings	120,648	3,498,623
Ricoh	395,000	4,577,502
Sumitomo	339,900	4,594,447
Taisei	1,540,000	7,580,524
Yamada Denki	916,100	2,709,944

		119,421,267

Luxembourg–0.63%
ArcelorMittal	331,362	4,543,185

		4,543,185

Netherlands–3.25%
Aegon	709,719	5,251,385
Koninklijke Ahold	278,561	4,826,128
Koninklijke Boskalis Westminster	107,460	4,763,103
†Koninklijke KPN	1,243,515	3,959,483
Royal Dutch Shell Class A	3,571	117,720
Royal Dutch Shell Class B	126,288	4,357,292

		23,275,111

Norway–1.62%
Orkla	523,301	3,812,273
Statoil	173,075	3,931,121
Yara International	92,359	3,813,676

		11,557,070

Portugal–0.71%
Energias de Portugal	1,386,425	5,065,013

		5,065,013

Singapore–1.60%
Golden Agri-Resources	8,962,000	3,716,783
Hutchison Port Holdings Trust	4,929,000	3,847,080
Keppel	464,000	3,857,613
†Keppel REIT	37,840	37,055

		11,458,531

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–7.65%
Abertis Infraestructuras	254,019	$4,936,902
†ACS Actividades de Construccion y Servicios	193,090	6,148,698
Banco de Sabadell	2,278,620	5,737,448
†Banco Popular Espanol	1,152,316	6,185,928
†Banco Santander	654,542	5,336,568
†CaixaBank	1,286,176	5,651,325
Ferrovial	268,998	4,844,771
Gas Natural	241,144	5,041,631
Iberdrola	947,206	5,505,824
Repsol	215,636	5,346,400

		54,735,495

Sweden–1.27%
Boliden	259,708	3,888,368
Securitas Class B	453,211	5,175,129

		9,063,497

Switzerland–4.42%
Glencore International	1,595,112	8,685,859
Lonza Group	65,738	5,383,745
Swiss Life Holding	28,781	5,449,496
Swiss Prime Site	51,629	3,994,870
Swiss Re	51,395	4,257,865
†Zurich Insurance Group	15,018	3,871,259

		31,643,094

United Kingdom–13.14%
Anglo American	163,085	4,004,515
AstraZeneca	83,631	4,347,562
BAE Systems	714,234	5,249,491
Barclays	947,756	4,050,402
BHP Billiton	144,094	4,238,714
BP	599,998	4,206,491
Carnival	122,232	4,141,167
Cobham	1,158,941	5,388,667
HSBC Holdings	392,796	4,251,370
Imperial Tobacco Group	120,026	4,437,065
J Sainsbury	744,049	4,715,585
Kingfisher	978,536	6,112,739
Marks & Spencer Group	722,109	5,802,263
Pearson	237,857	4,840,703
Rio Tinto	91,288	4,456,043
RSA Insurance Group	2,419,439	4,732,952
Segro	1,107,443	5,554,731
Smith & Nephew	370,556	4,623,055
Tesco	738,102	4,290,973
WM Morrison Supermarkets	1,019,633	4,622,996

		94,067,484

LVIP SSgA Developed International 150 Fund–2

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–0.65%
Brookfield Office Properties	244,100	$4,677,961

		4,677,961

Total Common Stock (Cost $620,310,304)		694,398,770

ΔPREFERRED STOCK–0.71%
Germany–0.71%
Volkswagen 2.02%	21,485	5,065,760

Total Preferred Stock (Cost $3,864,197)		5,065,760

RIGHTS–0.14%
†Abertis Infraestructuras	254,019	247,084

	Number of Shares	Value (U.S. $)
RIGHTS (continued)
†Banco de Sabadell	2,278,620	$463,011
†Barclays	236,939	309,741

Total Rights (Cost $0)		1,019,836

MONEY MARKET FUND–1.73%
Dreyfus Treasury & Agency Cash Management Fund	12,395,162	12,395,162

Total Money Market Fund (Cost $12,395,162)		12,395,162

TOTAL VALUE OF SECURITIES–99.61% (Cost $636,569,663)	712,879,528
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	2,798,568

NET ASSETS APPLICABLE TO 77,581,418 SHARES OUTSTANDING–100.00%	$715,678,096

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $853,875 pledged as collateral for futures contracts as of September 30, 2013.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	GBP	410,000	USD	(661,494)	10/1/13	$2,249

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
165	mini MSCI EAFE Index	$14,726,687	$14,975,400	12/21/13	$248,713

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

GBP–British Pound Sterling

MNB–Mellon National Bank

REIT–Real Estate Investment Trust

USD–United States Dollar

LVIP SSgA Developed International 150 Fund–3

LVIP SSgA Developed International 150 Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Developed International 150 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSgA Developed International 150 Fund–4

LVIP SSgA Developed International 150 Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$654,643,688

Aggregate unrealized appreciation	$105,224,749
Aggregate unrealized depreciation	(46,988,909)

Net unrealized appreciation	$58,235,840

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $9,273,326 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$32,010,430	$662,388,340	$—	$694,398,770
Money Market Fund	12,395,162	—	—	12,395,162
Other	—	5,622,585	463,011	6,085,596

Total	$44,405,592	$668,010,925	$463,011	$712,879,528

Foreign Currency Exchange Contracts	$—	$2,249	$—	$2,249

Futures Contracts	$248,713	$—	$—	$248,713

As a result of international fair value pricing at September 30, 2013, the majority of the Fund’s common stock investments were categorized as Level 2.

LVIP SSgA Developed International 150 Fund–5

LVIP SSgA Developed International 150 Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Developed International 150 Fund–6

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–93.30%
Brazil–4.33%
Banco do Brasil	452,126	$5,263,209
Cia Energetica de Minas Gerais ADR	582,717	5,034,675
Cia Siderurgica Nacional	525,700	2,227,281
Cia Siderurgica Nacional ADR	842,256	3,596,433
Cyrela Brazil Realty	741,900	5,610,361
Vale ADR	353,731	5,026,518

		26,758,477

Colombia–0.93%
Almacenes Exito	336,741	5,745,628

		5,745,628

Czech Republic–3.13%
CEZ	215,245	5,564,644
Komercni Banka	32,398	7,208,993
†Telefonica Czech Republic	411,128	6,528,075

		19,301,712

■Hong Kong–23.48%
Agile Property Holdings	5,288,000	5,836,099
Agricultural Bank of China	13,144,000	6,057,257
Bank of China	13,238,100	6,049,361
†Bank of Communications	8,302,000	6,106,891
†China CITIC Bank	10,237,000	5,316,516
China Coal Energy	6,906,000	4,136,506
China Communications Construction	6,683,000	5,283,918
China Construction Bank	7,716,000	5,946,473
†China Minsheng Banking	4,820,000	5,778,210
China Mobile	586,000	6,593,718
†China Railway Construction	6,543,500	6,930,590
China Resources Enterprise	2,124,000	6,759,019
CITIC Pacific	4,852,000	6,299,592
COSCO Pacific	4,253,296	6,512,405
Dongfeng Motor Group	4,420,000	6,724,059
†Evergrande Real Estate Group	15,385,000	6,442,566
†Guangzhou Automobile Group	7,322,000	7,944,661
Industrial & Commercial Bank of China	8,987,000	6,281,517
Jiangxi Copper	2,781,000	5,492,739
Kingboard Chemical Holdings	2,655,600	6,837,615
Shanghai Industrial Holdings	1,975,000	6,549,705
Sino-Ocean Land Holdings	10,442,263	6,142,487
Yanzhou Coal Mining	4,576,000	4,484,156
†Zoomlion Heavy Industry Science and Technology	5,100,600	4,430,400

		144,936,460

India–5.97%
Bharat Heavy Electricals	1,944,749	4,274,196
Cipla	901,655	6,233,327
Dr Reddy’s Laboratories	193,608	7,382,517
GAIL India	1,078,798	5,654,011
Hindalco Industries	3,688,113	6,602,483

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Tata Motors	1,254,155	$6,701,507

		36,848,041

Indonesia–0.78%
Indofood Sukses Makmur	7,886,000	4,797,114

		4,797,114

Malaysia–6.57%
Genting Malaysia	5,308,200	6,879,375
IOI	4,181,200	6,886,620
Kuala Lumpur Kepong	927,300	6,432,468
†Malayan Banking	2,074,690	6,262,397
PPB Group	1,544,600	6,743,915
Tenaga Nasional	2,665,500	7,390,906

		40,595,681

Poland–1.87%
KGHM Polska Miedz	130,219	5,137,227
PGE	1,206,777	6,426,846

		11,564,073

Republic of Korea–20.90%
BS Financial Group	463,922	6,928,544
DGB Financial Group	406,383	6,125,187
Dongbu Insurance	145,540	6,256,895
Doosan Heavy Industries & Construction	153,770	6,599,489
E-Mart	31,886	7,185,564
Hana Financial Group	356,478	12,218,974
Hyundai Heavy Industries	32,684	8,032,028
Hyundai Marine & Fire Insurance	217,040	5,906,287
Hyundai Motor	31,308	7,305,551
Industrial Bank of Korea	535,920	5,935,604
KB Financial Group	186,770	6,576,484
Kia Motors	124,632	7,566,989
KT&G	91,497	6,554,445
POSCO	21,121	6,257,563
Samsung SDI	49,773	8,674,911
Shinhan Financial Group	173,280	7,051,249
SK Holdings	41,506	7,494,086
Woori Finance Holdings	546,630	6,358,827

		129,028,677

Russia–6.46%
Federal Hydrogenerating ADR	3,319,182	5,208,902
Gazprom ADR	716,330	6,298,751
LUKOIL ADR	98,223	6,214,673
Rostelecom ADR	274,200	5,173,346
Severstal GDR	687,223	5,905,549
Tatneft ADR	155,366	6,069,597
VTB Bank GDR	1,899,358	5,009,906

		39,880,724

LVIP SSgA Emerging Markets 100 Fund–1

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa–6.71%
African Bank Investments	1,846,895	$3,069,581
†Aspen Pharmacare Holdings	302,039	7,899,201
Exxaro Resources	344,936	5,641,620
†Gold Fields	801,950	3,668,965
†Harmony Gold Mining	956,497	3,281,570
Imperial Holdings	271,392	5,890,864
Spar Group	508,580	6,134,879
Tiger Brands	196,804	5,859,235

		41,445,915

Taiwan–11.49%
Asia Cement	5,175,127	6,549,710
Catcher Technology	1,404,000	7,431,822
Compal Electronics	8,946,030	6,539,431
HTC	743,000	3,317,413
Pou Chen	5,821,000	6,783,911
Quanta Computer	2,862,000	6,208,277
Taishin Financial Holding	16,446,123	7,600,793
Taiwan Cement	5,042,051	7,302,042
United Microelectronics	16,713,000	7,151,387
Wistron	5,837,219	5,662,014
WPG Holdings	5,420,000	6,381,326

		70,928,126

Thailand–0.68%
Charoen Pokphand Foods - Foreign	2,212,500	1,697,299
Charoen Pokphand Foods NVDR	3,248,967	2,495,858

		4,193,157

Total Common Stock (Cost $580,278,534)		576,023,785

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–4.70%
Brazil–2.43%
Bradespar 5.15%	470,600	$5,223,463
Oi 21.03%	2,119,400	4,064,184
Telefonica Brasil 9.04%	238,664	5,325,062
Vale 6.33%	24,900	354,912

		14,967,621

Russia–2.27%
=Surgutneftegas 6.81%	8,856,775	6,395,246
=Transneft 0.90%	2,911	7,631,802

		14,027,048

Total Preferred Stock (Cost $30,639,843)		28,994,669

MONEY MARKET FUND–1.39%
Dreyfus Treasury & Agency Cash Management Fund	8,570,151	8,570,151

Total Money Market Fund (Cost $8,570,151)		8,570,151

TOTAL VALUE OF SECURITIES–99.39% (Cost $619,488,528)	613,588,605
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	3,777,225

NET ASSETS APPLICABLE TO 62,402,431 SHARES OUTSTANDING–100.00%	$617,365,830

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $956,320 pledged as collateral for futures contracts as of September 30, 2013.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $14,027,048, which represented 2.27% of the Fund’s net assets. See Note 1 in “Notes.”

LVIP SSgA Emerging Markets 100 Fund–2

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

The following foreign currency exchange contract and futures contract were outstanding at September 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
MNB	RUB (10,691,318)	USD 328,792	10/2/13	$(1,045)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
278	mini MSCI Emerging Markets Index	$13,882,378	$13,659,530	12/21/13	$(222,848)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depositary Receipt

MNB–Mellon National Bank

NVDR–Non-Voting Depositary Receipt

RUB–Russian Ruble

USD–United States Dollar

LVIP SSgA Emerging Markets 100 Fund–3

LVIP SSgA Emerging Markets 100 Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Emerging Markets 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP SSgA Emerging Markets 100 Fund–4

LVIP SSgA Emerging Markets 100 Fund

Notes (continued)

2. Investments (continued)

Cost of investments	$622,470,504

Aggregate unrealized appreciation	$53,548,583
Aggregate unrealized depreciation	(62,430,482)

Net unrealized appreciation	$(8,881,899)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $13,252,755 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock	$34,201,404	$541,822,381	$576,023,785
Money Market Fund	8,570,151	—	8,570,151
Preferred Stock	14,967,621	14,027,048	28,994,669

Total	$57,739,176	$555,849,429	$613,588,605

Foreign Currency Exchange Contracts	$—	$(1,045)	$(1,045)

Futures Contracts	$(222,848)	$—	$(222,848)

There were no Level 3 investments at the beginning or end of the period.

As a result of international fair value pricing at September 30, 2013, the majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded In accordance with the fair value procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

LVIP SSgA Emerging Markets 100 Fund–5

LVIP SSgA Emerging Markets 100 Fund

Notes (continued)

3. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund uses futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation (LIAC) the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securites. As of September 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Emerging Markets 100 Fund–6

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.00%
Aerospace & Defense–3.55%
L-3 Communications Holdings	116,023	$10,964,174
Northrop Grumman	133,849	12,750,456
Raytheon	159,680	12,306,538

		36,021,168

Auto Components–1.10%
Johnson Controls	267,679	11,108,679

		11,108,679

Automobiles–2.38%
Ford Motor	714,113	12,047,086
†General Motors	337,496	12,139,731

		24,186,817

Beverages–1.84%
Dr Pepper Snapple Group	201,514	9,031,857
Molson Coors Brewing Class B	193,347	9,692,485

		18,724,342

Chemicals–1.80%
Air Products & Chemicals	107,707	11,478,335
Mosaic	158,747	6,829,296

		18,307,631

Commercial Banks–6.16%
BB&T	301,394	10,172,048
Fifth Third Bancorp	575,358	10,379,458
KeyCorp	942,486	10,744,340
PNC Financial Services Group	141,098	10,222,550
SunTrust Banks	325,776	10,561,658
Wells Fargo	253,566	10,477,347

		62,557,401

Commercial Services & Supplies–1.92%
Republic Services	286,687	9,563,878
Waste Management	241,331	9,952,490

		19,516,368

Communications Equipment–1.04%
Cisco Systems	448,773	10,510,264

		10,510,264

Computers & Peripherals–3.06%
Apple	21,189	10,101,856
Dell	660,302	9,092,359
Western Digital	186,788	11,842,359

		31,036,574

Consumer Finance–1.12%
SLM	458,343	11,412,741

		11,412,741

Diversified Financial Services–2.12%
CME Group	152,861	11,293,371

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
JPMorgan Chase	197,646	$10,216,322

		21,509,693

Diversified Telecommunication Services–0.83%
CenturyLink	269,383	8,453,239

		8,453,239

Electric Utilities–2.64%
Entergy	149,571	9,451,391
FirstEnergy	224,182	8,171,434
PPL	302,155	9,179,469

		26,802,294

Electrical Equipment–1.04%
Eaton	153,199	10,546,219

		10,546,219

Electronic Equipment, Instruments & Components–1.01%
Corning	703,451	10,263,350

		10,263,350

Food & Staples Retailing–2.90%
Safeway	359,095	11,487,449
Sysco	269,003	8,562,365
Wal-Mart Stores	126,441	9,351,576

		29,401,390

Food Products–1.92%
Archer-Daniels-Midland	280,515	10,334,173
General Mills	191,927	9,197,142

		19,531,315

Health Care Equipment & Supplies–1.92%
Abbott Laboratories	267,858	8,890,207
Medtronic	199,870	10,643,078

		19,533,285

Health Care Providers & Services–8.54%
Aetna	261,581	16,746,414
Cardinal Health	225,605	11,765,301
Cigna	150,529	11,569,659
Humana	135,924	12,685,787
Quest Diagnostics	167,586	10,355,139
UnitedHealth Group	164,133	11,753,564
WellPoint	141,771	11,853,473

		86,729,337

Hotels, Restaurants & Leisure–1.72%
Carnival	275,829	9,003,059
Darden Restaurants	183,042	8,473,014

		17,476,073

Household Durables–2.81%
†DR Horton	389,421	7,566,450
Garmin	284,215	12,843,676

LVIP SSgA Large Cap 100 Fund–1

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Lennar Class A	228,136	$8,076,014

		28,486,140

Household Products–0.91%
Procter & Gamble	122,759	9,279,353

		9,279,353

Independent Power Producers & Energy Traders–0.96%
NRG Energy	357,175	9,761,593

		9,761,593

Industrial Conglomerates–0.96%
General Electric	409,234	9,776,600

		9,776,600

Insurance–5.38%
AFLAC	180,420	11,184,236
CNA Financial	287,061	10,959,989
Everest Re Group	72,212	10,500,347
Principal Financial Group	275,914	11,814,637
Unum Group	334,894	10,194,173

		54,653,382

IT Services–1.08%
Fidelity National Information Services	236,896	11,001,450

		11,001,450

Machinery–3.15%
Caterpillar	108,842	9,074,158
Illinois Tool Works	154,060	11,750,156
Parker Hannifin	102,406	11,133,580

		31,957,894

Media–4.15%
Comcast Class A	225,220	10,168,683
Omnicom Group	160,640	10,191,002
Time Warner	164,208	10,806,528
Time Warner Cable	98,461	10,988,248

		42,154,461

Metals & Mining–2.23%
Freeport-McMoRan Copper & Gold	285,864	9,456,381
Newmont Mining	225,867	6,346,863
Southern Copper	251,837	6,860,040

		22,663,284

Multiline Retail–2.87%
Kohl’s	203,373	10,524,553
Macy’s	226,113	9,783,910
Target	138,265	8,846,195

		29,154,658

Multi-Utilities–1.74%
Consolidated Edison	155,086	8,551,442

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group	275,502	$9,072,281

		17,623,723

Office Electronics–1.11%
Xerox	1,091,374	11,230,238

		11,230,238

Oil, Gas & Consumable Fuels–7.48%
Chevron	79,610	9,672,615
ConocoPhillips	157,388	10,940,040
Exxon Mobil	104,983	9,032,737
HollyFrontier	183,902	7,744,113
Marathon Oil	280,557	9,785,828
Murphy Oil	148,449	8,954,444
†Murphy USA	37,087	1,497,944
Occidental Petroleum	119,729	11,199,451
Valero Energy	208,008	7,103,473

		75,930,645

Pharmaceuticals–0.83%
Lilly (Eli)	166,662	8,388,098

		8,388,098

Real Estate Investment Trusts–1.32%
American Capital Agency	288,667	6,515,214
Annaly Capital Management	595,432	6,895,103

		13,410,317

Road & Rail–1.91%
CSX	384,162	9,888,330
Norfolk Southern	122,726	9,492,856

		19,381,186

Semiconductors & Semiconductor Equipment–4.11%
Analog Devices	203,479	9,573,687
Intel	433,088	9,926,377
KLA-Tencor	177,929	10,826,980
NVIDIA	732,123	11,391,834

		41,718,878

Software–3.22%
Activision Blizzard	644,179	10,738,464
CA	372,947	11,065,337
Microsoft	327,964	10,924,481

		32,728,282

Specialty Retail–0.07%
CST Brands	23,078	687,724

		687,724

Textiles, Apparel & Luxury Goods–1.11%
VF	56,357	11,217,861

		11,217,861

LVIP SSgA Large Cap 100 Fund–2

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrift & Mortgage Finance–0.98%
New York Community Bancorp	659,385	$9,963,307

		9,963,307

Tobacco–1.01%
Reynolds American	210,920	10,288,678

		10,288,678

Total Common Stock (Cost $866,493,634)		995,085,932

MONEY MARKET FUND–1.65%
Dreyfus Treasury & Agency Cash Management Fund	16,786,533	16,786,533

Total Money Market Fund (Cost $16,786,533)		16,786,533

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–0.08%
U.S. Treasury Obligations–0.08%
U.S. Treasury Bills
¥ 0.02% 12/19/13	500,000	$499,989
¥ 0.026% 10/3/13	355,000	355,000

Total Short-Term Investments (Cost $854,995)		854,989

TOTAL VALUE OF SECURITIES–99.73% (Cost $884,135,162)	1,012,727,454
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	2,699,530

NET ASSETS APPLICABLE TO 74,100,873 SHARES OUTSTANDING–100.00%	$1,015,426,984

†	Non-income producing for the period.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
218	E-mini S&P 500 Index	$18,527,166	$18,249,870	12/21/13	$(277,296)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP SSgA Large Cap 100 Fund–3

LVIP SSgA Large Cap 100 Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Large Cap 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government securities are valued at the mean between the bid and ask prices. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$885,815,359

Aggregate unrealized appreciation	$153,839,860
Aggregate unrealized depreciation	(26,927,765)

Net unrealized appreciation	$126,912,095

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP SSgA Large Cap 100 Fund–4

LVIP SSgA Large Cap 100 Fund

Notes (continued)

2. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock.	$995,085,932	$—	$995,085,932
Money Market Fund	16,786,533	—	16,786,533
Short-Term Investments	—	854,989	854,989

Total	$1,011,872,465	$854,989	$1,012,727,454

Futures Contracts	$(277,296)	$—	$(277,296)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund uses futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Large Cap 100 Fund–5

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.56%
Aerospace & Defense–2.32%
AAR	49,740	$1,359,394
Alliant Techsystems	12,563	1,225,646
Exelis	82,991	1,303,789
†National Presto Industries	11,369	800,491

		4,689,320

Airlines–0.41%
SkyWest	57,059	828,497

		828,497

Auto Components–1.56%
Cooper Tire & Rubber	35,668	1,098,574
Lear	16,623	1,189,708
Superior Industries International	49,044	874,455

		3,162,737

Biotechnology–0.51%
Spectrum Pharmaceuticals	122,747	1,029,847

		1,029,847

Capital Markets–7.17%
Apollo Investment	109,038	888,660
Ares Capital	51,506	890,533
Arlington Asset Investment Class A	35,420	842,288
BlackRock Kelso Capital	91,214	865,621
Fidus Investment	48,647	943,755
Fifth Street Finance	82,506	848,983
Golub Capital	56,357	977,230
Medallion Financial	69,231	1,030,157
Medley Capital	59,192	816,259
New Mountain Finance	63,106	909,352
PennantPark Investment	80,765	909,414
Prospect Capital	83,362	931,987
Solar Capital	38,772	859,575
TCP Capital	57,357	930,331
THL Credit	61,141	955,022
TICC Capital	94,630	922,646

		14,521,813

Chemicals–2.64%
Cabot	26,755	1,142,706
FutureFuel	75,309	1,352,550
Kronos Worldwide	58,444	905,298
Olin	36,264	836,610
Sensient Technologies	23,036	1,103,194

		5,340,358

Commercial Banks–0.55%
Republic Bancorp Class A	40,404	1,113,130

		1,113,130

Commercial Services & Supplies–2.62%
ABM Industries	41,152	1,095,466
Ennis	59,893	1,080,470

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Kimball International Class B	101,065	$1,120,811
NL Industries	73,599	835,349
Quad Graphics	38,240	1,160,966

		5,293,062

Communications Equipment–1.67%
Black Box	41,977	1,286,175
Comtech Telecommunications	37,678	916,329
Harris	19,698	1,168,091

		3,370,595

Computers & Peripherals–0.56%
Lexmark International Class A	34,654	1,143,582

		1,143,582

Construction & Engineering–0.51%
URS	19,303	1,037,536

		1,037,536

Distributor–1.10%
†VOXX International Class A	85,437	1,170,487
Weyco Group	37,316	1,056,789

		2,227,276

Diversified Consumer Services–1.22%
†Bridgepoint Education	88,566	1,597,731
DeVry	28,854	881,778

		2,479,509

Diversified Telecommunication Services–0.99%
Frontier Communications	230,030	959,225
†Hawaiian Telcom Holdco	39,653	1,054,770

		2,013,995

Electric Utilities–1.78%
Empire District Electric	40,834	884,464
NV Energy	45,705	1,079,095
Pepco Holdings	42,754	789,239
Westar Energy	27,571	845,051

		3,597,849

Electrical Equipment–1.48%
Global Power Equipment Group	51,918	1,044,071
†GrafTech International	119,147	1,006,792
Preformed Line Products	13,046	938,399

		2,989,262

Electronic Equipment, Instruments & Components–6.83%
†Arrow Electronics	22,538	1,093,769
CTS	86,613	1,365,887
Electro Rent	49,358	895,354
Electro Scientific Industries	82,874	970,455
†Ingram Micro	46,474	1,071,226
Jabil Circuit	49,486	1,072,856
Methode Electronics	70,331	1,969,268

LVIP SSgA Small-Mid Cap 200 Fund–1

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Molex	30,896	$1,190,114
†Multi-Fineline Electronix	59,322	962,203
†PC Connection	56,017	845,297
†Sanmina	79,674	1,393,498
†Tech Data	20,072	1,001,794

		13,831,721

Energy Equipment & Services–3.87%
Bristow Group	13,816	1,005,252
Gulfmark Offshore	23,488	1,195,304
†Key Energy Services	113,330	826,176
Nabors Industries	56,458	906,715
Patterson-UTI Energy	38,395	820,885
†Superior Energy Services	35,267	883,086
†Tesco	68,386	1,133,156
Tidewater	17,840	1,057,734

		7,828,308

Food & Staples Retailing–1.71%
Ingles Markets Class A	42,606	1,224,070
Spartan Stores	52,162	1,150,694
Weis Markets	22,216	1,087,251

		3,462,015

Food Products–0.50%
Fresh Del Monte Produce	33,896	1,006,033

		1,006,033

Health Care Equipment & Supplies–4.16%
Analogic	11,586	957,467
Atrion	4,763	1,232,569
Cantel Medical	45,661	1,454,303
CONMED	26,425	898,186
Cooper	8,404	1,089,915
DENTSPLY International	21,213	920,856
Hill-Rom Holdings	25,992	931,293
STERIS	21,630	929,225

		8,413,814

Health Care Providers & Services–6.96%
Chemed	11,274	806,091
Ensign Group	27,389	1,125,962
†Leidos Holdings	16,884	768,571
†LHC Group	42,561	998,481
†LifePoint Hospitals	18,834	878,229
†Magellan Health Services	18,956	1,136,602
National Healthcare	20,003	945,542
Omnicare	22,436	1,245,198
Owens & Minor	28,105	972,152
Patterson	24,074	967,775
†Science Applications International	9,648	325,625
†Triple-S Management Class B	52,527	965,972
U.S. Physical Therapy	33,538	1,042,361

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Universal American	109,920	$837,590
Universal Health Services Class B	14,335	1,074,982

		14,091,133

Health Care Technology–0.54%
Quality Systems	50,034	1,087,239

		1,087,239

Hotels, Restaurants & Leisure–0.98%
Marcus	73,262	1,064,497
Speedway Motorsports	50,854	910,287

		1,974,784

Household Durables–1.56%
CSS Industries	35,253	846,425
Harman International Industries	20,490	1,357,053
NACCO Industries Class A	17,162	951,118

		3,154,596

Insurance–5.66%
American National Insurance	10,480	1,027,459
Assurant	20,281	1,097,202
Baldwin & Lyons	38,465	937,777
EMC Insurance Group	34,803	1,050,355
Horace Mann Educators	43,885	1,245,456
Kansas City Life Insurance	23,377	1,033,731
PartnerRe	9,648	883,178
Protective Life	25,575	1,088,216
Safety Insurance Group	18,579	984,130
Symetra Financial	67,409	1,201,228
Validus Holdings	24,496	905,862

		11,454,594

Internet Software & Services–1.91%
EarthLink	168,882	835,966
†Monster Worldwide	180,559	798,071
†RealNetworks	118,733	1,016,354
United Online	151,784	1,211,236

		3,861,627

IT Services–1.42%
Amdocs	25,241	924,830
DST Systems	12,846	968,717
ManTech International Class A	34,076	980,026

		2,873,573

Machinery–3.38%
AGCO	17,277	1,043,876
FreightCar America	41,941	867,340
Joy Global	15,116	771,521
Kadant	36,142	1,214,010
Kennametal	23,424	1,068,134
Timken	15,904	960,602

LVIP SSgA Small-Mid Cap 200 Fund–2

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Trinity Industries	20,194	$915,798

		6,841,281

Media–3.80%
Belo Class A	91,963	1,259,893
Gannett	41,850	1,121,162
Interpublic Group	70,231	1,206,569
John Wiley & Sons Class A	23,119	1,102,545
Meredith	23,903	1,138,261
Scholastic	34,364	984,529
Valassis Communications	30,668	885,692

		7,698,651

Metals & Mining–1.70%
Commercial Metals	57,796	979,642
Kaiser Aluminum	14,143	1,007,689
Noranda Aluminum Holding	203,851	501,473
Reliance Steel & Aluminum	12,867	942,765

		3,431,569

Multiline Retail–0.52%
Fred’s Class A	66,945	1,047,689

		1,047,689

Multi-Utilities–0.43%
Integrys Energy Group	15,471	864,674

		864,674

Oil, Gas & Consumable Fuels–2.31%
†Cloud Peak Energy	48,741	715,030
Energen	17,556	1,341,103
†Renewable Energy Group	117,817	1,784,920
Teekay Tankers Class A	321,224	841,607

		4,682,660

Paper & Forest Products–1.17%
Domtar	11,739	932,311
Schweitzer-Mauduit International	23,602	1,428,629

		2,360,940

Personal Products–1.11%
Inter Parfums	37,436	1,122,706
Nature’s Sunshine Products	59,212	1,129,173

		2,251,879

Professional Services–0.87%
CDI	53,206	814,584
Kelly Services Class A	49,029	954,595

		1,769,179

Real Estate Investment Trusts–6.34%
AG Mortgage Investment Trust	35,988	598,121
American Capital Mortgage Investment	35,453	700,551
Anworth Mortgage Asset	144,661	698,713

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Apollo Commercial Real Estate Finance	52,039	$794,636
Apollo Residential Mortgage	41,050	598,920
ARMOUR Residential REIT	140,211	588,886
Capstead Mortgage	71,399	840,366
CYS Investments	77,989	634,051
Dynex Capital	85,664	751,273
Hatteras Financial	33,345	623,885
Invesco Mortgage Capital	42,787	658,492
MFA Financial	98,207	731,642
New York Mortgage Trust	121,382	758,638
PennyMac Mortgage Investment Trust	35,348	801,693
Resource Capital	138,453	822,411
Select Income REIT	34,596	892,577
Two Harbors Investment	72,617	705,111
Western Asset Mortgage Capital	39,386	629,782

		12,829,748

Road & Rail–0.45%
Ryder System	15,261	911,082

		911,082

Semiconductors & Semiconductor Equipment–2.82%
†Amkor Technology	228,840	981,724
Brooks Automation	89,918	837,137
IXYS	95,472	921,305
Marvell Technology Group	86,499	994,739
MKS Instruments	33,655	894,886
†Photronics	136,998	1,072,694

		5,702,485

Software–1.29%
†Ebix	56,460	561,212
EPIQ Systems	65,275	862,936
Mentor Graphics	50,712	1,185,139

		2,609,287

Specialty Retail–4.88%
Finish Line Class A	46,692	1,161,230
Foot Locker	26,751	907,929
Group 1 Automotive	15,049	1,169,006
Guess	36,857	1,100,181
†hhgregg	81,947	1,467,671
Men’s Wearhouse	27,343	931,029
OfficeMax	78,802	1,007,878
Rent-A-Center	24,790	944,499
Shoe Carnival	44,211	1,194,139

		9,883,562

Tobacco–0.41%
Universal	16,320	831,178

		831,178

LVIP SSgA Small-Mid Cap 200 Fund–3

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.41%
Aceto	81,635	$1,275,139
GATX	17,613	836,970
Houston Wire & Cable	70,734	952,787
TAL International Group	20,183	943,152
Textainer Group Holdings	23,125	875,744

		4,883,792

Wireless Telecommunication Services–0.48%
USA Mobility	68,951	976,346

		976,346

Total Common Stock (Cost $170,794,510)		197,453,807

MONEY MARKET FUND–2.21%
Dreyfus Treasury & Agency Cash Management Fund	4,485,976	4,485,976

Total Money Market Fund (Cost $4,485,976)		4,485,976

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.17%
U.S. Treasury Obligations–0.17%
U.S. Treasury Bill
¥ 0.029% 10/3/13	340,000	$340,000

Total Short-Term Investment (Cost $339,999)		340,000

TOTAL VALUE OF SECURITIES–99.94% (Cost $175,620,485)	$202,279,783
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	118,952

NET ASSETS APPLICABLE TO 13,323,892 SHARES OUTSTANDING–100.00%	$202,398,735

†	Non-income producing for the period.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
18	E-mini Russell 2000 Index	$1,893,448	$1,928,520	12/21/13	$35,072
28	E-mini S&P MidCap 400 Index	3,438,123	3,473,680	12/21/13	35,557

		$5,331,571			$70,629

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

REIT–Real Estate Investment Trust

LVIP SSgA Small-Mid Cap 200 Fund–4

LVIP SSgA Small-Mid Cap 200 Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Small-Mid Cap 200 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government securities are valued at the mean between the bid and ask prices. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$176,396,413

Aggregate unrealized appreciation	$33,309,489
Aggregate unrealized depreciation	(7,426,119)

Net unrealized appreciation	$25,883,370

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP SSgA Small-Mid Cap 200 Fund–5

LVIP SSgA Small-Mid Cap 200 Fund

Notes (continued)

2. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock	$197,453,807	$—	$197,453,807
Money Market Fund	4,485,976	—	4,485,976
Short-Term Investments	—	340,000	340,000

Total	$201,939,783	$340,000	$202,279,783

Futures Contracts	$70,629	$—	$70,629

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund uses futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

LVIP SSgA Small-Mid Cap 200 Fund–6

LVIP SSgA Small-Mid Cap 200 Fund

Notes (continued)

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Small-Mid Cap 200 Fund–7

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–59.46%
Equity Funds–22.55%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	6,133,342	$84,100,382
LVIP SSgA S&P 500 Index Fund	4,767,911	58,073,151
LVIP SSgA Small-Cap Index Fund	584,955	14,560,705
LVIP SSgA Small-Mid Cap 200 Fund	954,496	14,515,021

		171,249,259

Fixed Income Fund–20.29%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	13,670,797	154,056,211

		154,056,211

International Equity Funds–16.62%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	8,034,173	74,139,344
LVIP SSgA Emerging Markets 100 Fund	728,161	7,208,064
LVIP SSgA International Index Fund	4,925,998	44,875,839

		126,223,247

Total Affiliated Investment Companies (Cost $399,482,741)		451,528,717

UNAFFILIATED INVESTMENT COMPANIES–40.25%
Commodity Fund–1.46%
†SPDR® Gold Shares ETF	86,376	11,070,812

		11,070,812

Equity Funds–10.08%
Consumer Discretionary Select Sector
SPDR® Fund	241,188	14,623,228
Health Care Select Sector SPDR® Fund	278,850	14,101,445
Industrial Select Sector SPDR® Fund	311,311	14,435,491

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF	39,254	$6,598,597
SPDR® S&P 600 Small Cap ETF	133,244	12,770,105
SPDR® S&P MidCap 400 ETF	61,810	13,989,457

		76,518,323

Fixed Income Funds–16.13%
iShares iBoxx Investment Grade Corporate Bond Fund	62,930	7,143,814
SPDR® Barclays Capital Aggregate Bond ETF	632,903	36,056,484
SPDR® Barclays Capital High Yield Bond ETF	179,019	7,132,117
SPDR® Barclays Capital Intermediate Term Corporate Bond ETF	106,260	3,585,744
SPDR® Barclays Capital Short-Term Corporate Bond ETF	57,873	1,779,595
SPDR® Barclays Capital TIPS ETF	934,051	52,138,727
SPDR® DB International Government Inflation-Protected Bond ETF	246,089	14,664,444

		122,500,925

International Equity Funds–9.20%
SPDR® S&P Emerging Markets ETF	340,726	21,479,367
SPDR® S&P World ex-US ETF	1,728,529	48,416,097

		69,895,464

Money Market Fund–3.38%
Dreyfus Treasury & Agency Cash Management Fund	25,696,891	25,696,891

		25,696,891

Total Unaffiliated Investment Companies (Cost $293,442,265)		305,682,415

TOTAL VALUE OF SECURITIES–99.71% (Cost $692,925,006)	757,211,132
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	2,175,137

NET ASSETS APPLICABLE TO 66,025,671 SHARES OUTSTANDING–100.00%	$759,386,269

†	Non-income producing for the period.
*	Standard Class shares.
«	Includes $1,252,430 cash and $679,201 foreign currencies pledged as collateral for futures contracts as of September 30, 2013.

LVIP SSgA Global Tactical Allocation RPM Fund–1

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
29	British Pound Currency	$2,866,650	$2,932,081	12/19/13	$65,431
67	E-mini MSCI Emerging Markets	3,322,750	3,292,045	12/21/13	(30,705)
42	E-mini Russell 2000 Index	4,418,285	4,499,880	12/21/13	81,596
173	E-mini S&P 500 Index	14,551,419	14,482,695	12/21/13	(68,724)
29	Euro Currency	4,826,325	4,903,538	12/19/13	77,213
128	Euro STOXX 50 Index	4,848,025	4,985,415	12/24/13	137,390
28	FTSE 100 Index	2,904,680	2,914,441	12/24/13	9,761
27	Japanese Yen Currency	3,378,544	3,437,775	12/19/13	59,231
24	Nikkei 225 Index (OSE)	3,473,479	3,530,956	12/14/13	57,477

		$44,590,157			$388,670

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

LVIP SSgA Global Tactical Allocation RPM Fund–2

LVIP SSgA Global Tactical Allocation RPM Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Global Tactical Allocation RPM Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$699,752,172

Aggregate unrealized appreciation	$67,854,169
Aggregate unrealized depreciation	(10,395,209)

Net unrealized appreciation	$57,458,960

LVIP SSgA Global Tactical Allocation RPM Fund–3

LVIP SSgA Global Tactical Allocation RPM Fund

Notes (continued)

2. Investments (continued)

For federal income tax purposes at December 31, 2012, capital loss carryforwards of $43,545,300 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $40,040,691 expires in 2017 and $3,265,118 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $239,491 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$757,211,132

Futures Contracts	$388,670

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities

LVIP SSgA Global Tactical Allocation RPM Fund–4

LVIP SSgA Global Tactical Allocation RPM Fund

Notes (continued)

3. Derivatives (continued)

and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Global Tactical Allocation RPM Fund–5

LVIP SSgA International Index Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.30%
Australia–7.67%
AGL Energy	60,633	$873,509
ALS	53,708	526,168
†Alumina	289,134	276,324
Amcor	149,266	1,456,484
AMP	341,645	1,470,845
APA Group	92,242	513,991
Asciano	113,925	620,708
ASX	21,287	685,536
Aurizon Holdings	262,215	1,145,806
Australia & New Zealand Banking Group	331,809	9,541,313
Bendigo & Adelaide Bank	46,036	430,780
BHP Billiton	389,261	12,953,155
Boral	90,266	405,151
Brambles	187,518	1,594,801
Caltex Australia	18,644	322,151
CFS Retail Property Trust Group	295,692	553,000
Coca-Cola Amatil	71,532	819,286
Cochlear	8,574	484,322
Commonwealth Bank of Australia	195,410	12,988,367
Computershare	64,536	597,877
Crown	44,887	651,788
CSL	58,225	3,475,708
Dexus Property Group	636,019	595,437
Echo Entertainment Group	117,831	305,352
Federation Centres	149,688	319,274
Flight Centre	4,981	224,644
Fortescue Metals Group	170,665	760,195
Goodman Group	206,353	940,399
GPT Group	202,542	657,230
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	40,722	121,034
Iluka Resources	48,107	515,965
Incitec Pivot	175,267	440,110
Insurance Australia Group	252,670	1,385,246
Leighton Holdings	16,992	305,498
Lend Lease Group	59,529	564,614
Macquarie Group	38,630	1,730,858
Metcash	96,458	288,217
Mirvac Group	463,190	753,084
National Australia Bank	283,171	9,074,104
Newcrest Mining	91,738	1,009,048
Orica	45,427	851,230
Origin Energy	130,570	1,719,520
†Qantas Airways	92,082	126,952
QBE Insurance Group	143,005	1,958,637
Ramsay Health Care	14,983	506,125
Rio Tinto	54,736	3,168,668
Santos	113,783	1,603,578
Seek	36,752	407,619
Sonic Healthcare	47,576	718,692
SP AusNet	221,847	248,480

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Stockland	272,683	$985,767
Suncorp Group	150,349	1,838,900
Sydney Airport	28,538	104,692
TABCORP Holdings	68,656	210,202
Tatts Group	160,325	463,782
Telstra	514,480	2,387,544
Toll Holdings	75,560	411,613
Transurban Group	159,691	1,013,882
Treasury Wine Estates	74,212	306,463
Wesfarmers	72,930	2,802,009
Wesfarmers PPS	50,960	1,980,681
Westfield Group	246,826	2,536,742
Westfield Retail Trust	382,899	1,061,539
Westpac Banking	375,826	11,489,041
Whitehaven Coal	33,690	63,245
Woodside Petroleum	81,615	2,920,791
Woolworths	149,607	4,889,407
WorleyParsons	29,413	668,744

		119,821,924

Austria–0.27%
Andritz	7,526	442,903
Erste Group Bank	28,891	913,004
†=IMMOEAST	13,053	0
IMMOFINANZ	112,852	492,661
OMV	18,414	909,269
Raiffeisen Bank International	7,922	259,332
Telekom Austria	27,172	227,504
Verbund	4,573	103,475
Vienna Insurance Group	5,870	301,469
Voestalpine	13,069	624,779

		4,274,396

Belgium–1.13%
Ageas	26,112	1,058,091
Anheuser-Busch InBev	97,200	9,642,018
†*=Anheuser-Busch InBev VVPR Strip	1,896	0
Belgacom	16,036	426,509
Colruyt	8,204	455,095
Delhaize Group	13,032	821,324
Groupe Bruxelles Lambert	10,198	868,181
KBC Groep	29,059	1,429,754
Solvay Class A	7,331	1,099,531
Telenet Group Holding	7,983	397,487
UCB	12,035	732,439
Umicore	14,455	701,919

		17,632,348

■China–0.04%
AAC Technologies Holdings	84,373	384,673
Yangzijiang Shipbuilding Holdings	173,000	151,167

		535,840

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark–1.09%
A.P. Moller-Maersk Class A	61	$527,297
A.P. Moller-Maersk Class B	160	1,467,682
Carlsberg Class B	12,856	1,324,952
Coloplast Class B	14,158	806,380
†Danske Bank	80,467	1,735,225
DSV	21,239	602,677
Novo Nordisk Class B	48,127	8,150,853
Novozymes Class B	29,102	1,113,782
TDC	84,600	715,844
Tryg	2,515	231,680
†William Demant Holding	3,899	360,458

		17,036,830

Finland–0.84%
Elisa	21,162	505,332
Fortum	54,978	1,241,022
Kesko Class B	9,595	288,188
Kone Class B	18,126	1,619,058
Metso	16,203	636,775
Neste Oil	11,896	263,291
†Nokia	438,994	2,871,865
Nokian Renkaat	12,106	615,497
Orion Class B	10,513	265,279
Pohjola Bank Class A	20,044	334,043
Sampo Class A	49,396	2,124,840
Stora Enso Class R	64,113	543,667
UPM-Kymmene	58,180	804,990
Wartsila	22,372	1,012,033

		13,125,880

France–9.30%
Accor	20,157	837,627
Aeroports de Paris	4,250	444,963
Air Liquide	37,455	5,218,887
Alstom	23,966	852,957
Arkema	6,894	768,238
AtoS	6,419	501,206
AXA	215,415	4,999,529
BIC	3,961	460,645
BNP Paribas	120,035	8,119,705
Bouygues	24,060	880,702
Bureau Veritas	27,512	868,414
Cap Gemini	17,490	1,040,112
Carrefour	71,238	2,443,447
Casino Guichard Perrachon	7,043	726,001
Christian Dior	6,576	1,290,629
Cie de Saint-Gobain	49,767	2,470,057
†Cie Generale de Geophysique-Veritas	22,943	528,885
Cie Generale d’Optique Essilor
International	25,283	2,719,194
CNP Assurances	16,971	305,840
†Credit Agricole	120,935	1,333,510

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Danone	68,736	$5,175,390
Dassault Systemes	7,848	1,047,497
EADS	69,713	4,442,266
Edenred	23,281	756,366
EDF	31,664	1,001,592
Eurazeo	5,106	328,060
Eutelsat Communications	19,355	611,731
Fonciere Des Regions	4,115	341,243
GDF Suez	158,463	3,971,998
Gecina	3,380	432,264
Groupe Eurotunnel	57,161	520,908
†Groupe Fnac	1,130	30,162
ICADE	5,292	483,141
Iliad	3,163	738,139
Imerys	4,249	296,671
JCDecaux	10,481	385,888
Klepierre	10,706	464,303
Lafarge	22,217	1,550,222
Lagardere	12,589	408,870
Legrand	30,104	1,670,678
L’Oreal	29,052	4,986,701
LVMH Moet Hennessy Louis Vuitton	30,550	6,020,346
Michelin Class B	22,728	2,520,576
Natixis	100,408	480,784
Orange	218,967	2,741,814
Pernod-Ricard	26,240	3,258,371
PPR	8,908	1,996,297
Publicis Groupe	21,630	1,720,628
Remy Cointreau	2,948	314,078
Renault	22,419	1,787,906
Rexel	21,998	559,674
Safran	31,093	1,915,037
Sanofi	144,538	14,638,359
Schneider Electric	63,402	5,364,928
SCOR	17,207	570,254
Societe Generale	83,246	4,147,251
Sodexo	11,516	1,074,513
Suez Environnement	31,522	511,648
Technip	12,740	1,495,706
Thales	10,501	577,272
Total	259,481	15,040,257
Unibail-Rodamco	11,603	2,878,573
Vallourec	13,706	821,265
Veolia Environnement	39,017	667,018
Vinci	54,677	3,183,100
Vivendi	141,867	3,263,404
Wendel	4,409	597,873
Zodiac Aerospace	3,810	606,501

		145,208,071

Germany–7.83%
Adidas	25,885	2,807,790

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Allianz	55,088	$8,666,908
Axel Springer	6,481	361,424
BASF	111,161	10,660,382
Bayer	100,173	11,813,488
Bayerische Motoren Werke	39,610	4,259,822
Beiersdorf	12,206	1,083,739
Brenntag	6,574	1,094,410
Celesio	14,270	321,119
†Commerzbank	120,405	1,386,677
Continental	13,048	2,211,970
Daimler	116,243	9,063,466
Deutsche Bank	122,645	5,629,559
Deutsche Boerse	23,458	1,765,416
†Deutsche Lufthansa	29,595	577,341
Deutsche Post	108,120	3,586,129
Deutsche Telekom	336,839	4,878,551
E.ON	215,006	3,826,113
Fraport	3,694	259,204
Fresenius	14,624	1,816,574
Fresenius Medical Care	24,863	1,616,468
GEA Group	20,269	833,043
Hannover Rueckversicherung	6,777	498,016
HeidelbergCement	16,870	1,303,546
Henkel	15,592	1,381,343
Hochtief	3,715	324,290
Hugo Boss	3,628	469,198
Infineon Technologies	134,968	1,352,692
K+S	21,564	557,456
Kabel Deutschland Holding	2,676	339,948
Lanxess	10,475	680,049
Linde	22,207	4,400,722
MAN	4,417	526,624
Merck	7,812	1,219,317
Metro	18,095	718,580
Muenchener Rueckversicherungs Class R	21,469	4,196,798
†OSRAM Licht	9,381	440,381
ProSiebenSat.1 Media	13,732	583,328
RWE	57,061	1,941,474
SAP	111,348	8,234,747
Siemens	95,992	11,576,471
Suedzucker	10,134	298,394
Telefonica Deutschland Holding	31,976	252,415
†ThyssenKrupp	47,495	1,137,411
United Internet	14,805	560,990
Volkswagen	3,733	846,853

		122,360,636

Greece–0.04%
†Hellenic Telecommunications Organization	34,877	362,956

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece (continued)
OPAP	27,024	$301,689

		664,645

■Hong Kong–2.84%
AIA Group	1,452,000	6,832,444
ASM Pacific Technology	34,000	345,389
Bank of East Asia	132,367	560,716
BOC Hong Kong Holdings	440,000	1,413,706
Cathay Pacific Airways	188,000	368,777
Cheung Kong Holdings	164,000	2,496,607
Cheung Kong Infrastructure Holdings	84,000	582,611
CLP Holdings	206,500	1,681,796
First Pacific	285,750	315,838
†Galaxy Entertainment Group	252,000	1,770,801
Hang Lung Properties	272,000	926,174
Hang Seng Bank	91,100	1,485,671
Henderson Land Development	123,059	759,289
HKT Trust	356,434	335,146
Hong Kong & China Gas	668,079	1,608,188
Hong Kong Exchanges & Clearing	131,211	2,105,153
Hopewell Holdings	52,000	174,200
Hutchison Whampoa	264,000	3,166,273
Hysan Development	76,850	343,093
Kerry Properties	81,031	346,110
Li & Fung	664,000	967,181
Link REIT	276,715	1,352,888
MGM China Holdings	135,995	452,305
MTR	184,339	729,851
New World Development	426,411	640,849
Noble Group	426,155	316,375
NWS Holdings	129,721	201,648
Orient Overseas International	17,000	99,956
PCCW	527,000	233,171
Power Assets Holdings	161,000	1,441,448
Sands China	282,668	1,749,849
Shangri-La Asia	158,166	262,028
Sino Land	423,169	623,445
SJM Holdings	228,591	644,108
Sun Hung Kai Properties	194,985	2,653,900
Swire Pacific Class A	82,500	989,624
Swire Properties	133,961	376,147
Wharf Holdings	176,000	1,525,007
Wheelock	104,000	551,707
Wing Hang Bank	384	5,823
Wynn Macau	163,953	560,420
Yue Yuen Industrial Holdings	118,500	330,813

		44,326,525

Ireland–0.86%
†Bank of Ireland	2,415,387	685,162
CRH	88,624	2,129,469
†Elan	63,529	987,576

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
Experian	118,978	$2,265,312
†=Irish Bank Resolution	3,965	0
James Hardie Industries CDI	45,058	448,824
Kerry Group Class A	18,732	1,139,231
Shire	65,591	2,623,947
WPP	156,457	3,215,200

		13,494,721

Israel–0.43%
Bank Hapoalim	140,296	709,733
†Bank Leumi Le-Israel	178,346	662,969
Bezeq Israeli Telecommunication	234,136	430,412
Delek Group	567	184,994
†Israel	195	102,997
Israel Chemicals	58,403	493,041
†Mellanox Technologies	2,882	109,401
Mizrahi Tefahot Bank	17,430	191,860
NICE Systems	5,301	219,616
Teva Pharmaceutical Industries	94,710	3,578,036

		6,683,059

Italy–1.90%
Assicurazioni Generali	144,670	2,894,519
Atlantia	41,483	844,713
†Banca Monte Dei Paschi Siena	1,048,908	291,554
Enel	816,942	3,136,853
Enel Green Power	206,447	443,197
ENI	307,001	7,057,393
Exor	9,662	363,567
†Fiat	114,846	916,495
†Finmeccanica	45,288	271,125
Intesa Sanpaolo	1,376,886	2,848,131
Intesa Sanpaolo RSP	75,644	128,517
Luxottica Group	19,995	1,059,572
Mediobanca	70,939	495,623
Pirelli & C	26,637	346,848
Prysmian	24,564	602,313
Saipem	30,017	652,017
Snam	253,195	1,283,214
Telecom Italia	1,149,259	945,597
Telecom Italia RSP	614,545	408,411
Terna	192,550	869,246
UniCredit	516,834	3,300,412
Unione di Banche Italiane SCpA	112,614	570,609

		29,729,926

Japan–21.06%
ABC-Mart	1,500	73,191
†Acom	33,700	127,434
Advantest	13,900	161,338
Aeon	67,200	927,656
Aeon Financial Service	8,200	258,318
Aeon Mall	16,390	487,933

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Air Water	24,000	$354,735
Aisin Seiki	24,900	1,067,599
Ajinomoto	72,000	947,412
Alfresa Holdings	3,700	191,063
Amada	49,000	442,881
ANA Holdings	110,000	240,133
Aozora Bank	120,000	356,407
Asahi Glass	124,000	770,513
Asahi Group Holdings	46,500	1,224,267
Asahi Kasei	143,000	1,080,118
Asics	21,000	362,965
Astellas Pharma	51,500	2,630,888
Bank of Kyoto	38,000	334,809
Bank of Yokohama	129,000	739,903
Benesse Holdings	10,300	374,668
Bridgestone	80,400	2,946,838
Brother Industries	30,200	341,968
Calbee	12,400	359,877
Canon	135,800	4,348,668
Casio Computer	22,900	212,627
Central Japan Railway	17,000	2,182,253
Chiba Bank	99,000	725,096
Chiyoda	14,000	168,955
Chubu Electric Power	82,500	1,133,359
Chugai Pharmaceutical	23,600	485,363
Chugoku Bank	21,000	295,842
Chugoku Electric Power	38,900	619,185
Citizen Holdings	25,900	182,359
Coca-Cola West Class C	11,300	225,856
†Cosmo Oil	57,000	107,000
Credit Saison	17,300	471,154
Dai Nippon Printing	71,000	752,833
Daicel	43,000	389,033
Daido Steel	24,000	141,320
Daihatsu Motor	21,000	408,147
Dai-ichi Life Insurance	101,000	1,446,562
Daiichi Sankyo	80,100	1,454,882
Daikin Industries	29,500	1,574,687
Dainippon Sumitomo Pharma	22,500	307,513
Daito Trust Construction	9,000	900,751
Daiwa House Industry	76,000	1,435,855
Daiwa Securities Group	194,000	1,750,961
Dena	11,000	223,920
Denso	60,100	2,820,291
Dentsu	28,700	1,094,940
Don Quijote	7,600	476,415
East Japan Railway	40,100	3,456,360
Eisai	31,800	1,294,297
Electric Power Development	13,600	444,094
FamilyMart	8,500	368,202
FANUC	22,900	3,795,536
Fast Retailing	6,200	2,338,573

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fuji Electric	83,000	$339,557
Fuji Heavy Industries	72,000	2,006,530
FUJIFILM Holdings	58,300	1,405,164
†Fujitsu	228,000	853,544
Fukuoka Financial Group	87,000	393,975
Furukawa Electric	52,000	120,284
Gree	6,000	46,701
†GungHo Online Entertainment	400	313,265
Gunma Bank	57,000	334,549
Hachijuni Bank	58,000	361,084
Hakuhodo DY Holdings	21,400	159,481
Hamamatsu Photonics	9,000	339,949
Hankyu Hanshin Holdings	130,000	722,631
Hino Motors	34,000	503,946
Hirose Electric	3,500	538,810
Hiroshima Bank	75,000	320,100
Hisamitsu Pharmaceutical	7,100	396,867
Hitachi	577,000	3,823,733
Hitachi Chemical	9,400	151,762
Hitachi Construction Machinery	14,900	335,337
Hitachi High-Technologies	5,700	128,319
Hitachi Metals	29,000	357,424
†Hokkaido Electric Power	26,800	361,759
Hokuhoku Financial Group	135,000	284,055
Hokuriku Electric Power	23,600	345,404
Honda Motor	196,800	7,523,014
HOYA	49,300	1,166,296
Hulic	37,500	563,820
Ibiden	10,300	169,057
Idemitsu Kosan	3,600	312,055
IHI	143,000	604,754
Inpex	105,600	1,248,171
Isetan Mitsukoshi Holdings	38,900	578,385
Isuzu Motors	143,000	948,035
ITOCHU	177,200	2,183,183
ITOCHU Techno-Solutions	1,500	53,385
Iyo Bank	32,000	336,052
J Front Retailing	56,000	454,911
Japan Airlines	6,000	363,601
Japan Exchange Group	32,000	711,616
Japan Petroleum Exploration	2,700	116,333
Japan Prime Realty Investment	92	323,181
Japan Real Estate Investment	77	897,856
Japan Retail Fund Investment	282	580,702
Japan Steel Works	26,000	151,406
Japan Tobacco	132,000	4,759,054
JFE Holdings	61,900	1,614,092
JGC	26,000	941,421
Joyo Bank	77,000	414,260
JSR	20,100	374,014
JTEKT	31,200	429,148
JX Holdings	268,610	1,396,106

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kajima	108,000	$439,952
Kamigumi	20,000	170,286
Kaneka	27,000	176,650
†Kansai Electric Power	83,800	1,078,120
Kansai Paint	30,000	398,717
Kao	61,700	1,927,015
Kawasaki Heavy Industries	152,000	662,003
KDDI	64,100	3,294,432
Keikyu	50,000	473,441
Keio	83,000	596,248
Keisei Electric Railway	39,000	407,203
Keyence	5,344	2,033,565
Kikkoman	21,000	385,084
Kinden	16,000	172,687
Kintetsu	199,000	743,092
Kirin Holdings	101,000	1,474,767
†Kobe Steel	284,000	529,435
Koito Manufacturing	9,000	171,646
Komatsu	115,700	2,889,205
Konami	13,300	307,576
Konica Minolta Holdings	51,500	433,869
Kubota	125,000	1,816,943
Kuraray	46,000	552,951
Kurita Water Industries	16,000	340,013
Kyocera	39,600	2,111,980
Kyowa Hakko Kirin	31,000	319,233
†Kyushu Electric Power	46,400	663,975
Lawson	8,600	674,347
LIXIL Group	33,000	680,362
M3	119	330,028
Mabuchi Motor	2,700	142,750
Makita	13,900	809,942
Marubeni	197,000	1,558,114
Marui Group	20,900	196,392
Maruichi Steel Tube	3,600	89,590
†Mazda Motor	325,000	1,461,135
McDonald’s Holdings Japan	6,100	168,070
Medipal Holdings	14,100	174,211
MEIJI Holdings	6,934	380,102
Miraca Holdings	8,200	366,513
Mitsubishi	167,500	3,401,235
Mitsubishi Chemical Holdings	167,500	784,946
Mitsubishi Electric	229,000	2,416,633
Mitsubishi Estate	150,000	4,445,810
Mitsubishi Gas Chemical	49,000	412,966
Mitsubishi Heavy Industries	357,000	2,058,946
Mitsubishi Logistics	11,000	166,809
Mitsubishi Materials	128,000	530,433
†Mitsubishi Motors	51,700	574,462
Mitsubishi Tanabe Pharma	25,700	360,726
Mitsubishi UFJ Financial Group	1,541,200	9,886,814
Mitsubishi UFJ Lease & Finance	69,900	371,636

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsui	215,000	$3,135,434
Mitsui Chemicals	129,000	354,983
Mitsui Fudosan	100,000	3,377,282
†Mitsui OSK Lines	121,000	548,169
Mizuho Financial Group	2,764,720	6,010,983
MS&AD Insurance Group Holdings	58,854	1,542,758
Murata Manufacturing	23,700	1,815,703
Nabtesco	14,600	356,862
Namco Bandai Holdings	24,700	461,917
NEC	296,000	687,756
Nexon	8,500	103,900
NGK Insulators	30,000	457,109
NGK Spark Plug	21,000	466,121
NHK Spring	14,200	145,897
Nidec	13,000	1,095,402
Nikon	38,600	676,683
Nintendo	12,300	1,393,290
Nippon Building Fund	85	1,054,751
Nippon Electric Glass	61,000	327,612
Nippon Express	96,000	482,438
Nippon Meat Packers	25,000	358,858
Nippon Prologis REIT	38	380,825
Nippon Steel & Sumitomo Metal	895,220	3,049,464
Nippon Telegraph & Telephone	54,100	2,816,228
Nippon Yusen	219,000	694,575
Nishi-Nippon City Bank	56,000	152,862
Nissan Motor	295,900	2,986,743
Nisshin Seifun Group	29,150	294,674
Nissin Foods Holdings	8,500	349,336
Nitori Holdings	4,850	444,186
Nitto Denko	20,100	1,310,930
NKSJ Holdings	41,675	1,075,144
NOK	9,500	148,385
Nomura Holdings	432,500	3,383,238
Nomura Real Estate Holdings	14,700	362,979
Nomura Real Estate Office Fund	26	133,685
Nomura Research Institute	12,800	444,716
NSK	54,000	553,978
NTT Data	13,600	460,324
NTT DoCoMo	188,900	3,061,275
NTT Urban Development	13,800	181,963
Obayashi	75,000	448,844
Odakyu Electric Railway	77,000	766,574
Oji Holdings	101,000	474,931
†Olympus	31,800	971,469
Omron	25,100	909,310
Ono Pharmaceutical	10,900	669,804
Oracle Japan	3,800	141,774
Oriental Land	6,200	1,025,361
ORIX	136,700	2,234,989
Osaka Gas	229,000	976,302
Otsuka	1,700	217,554

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Otsuka Holdings	43,200	$1,252,739
Panasonic	261,100	2,527,896
Park24	8,200	145,932
Rakuten	88,200	1,338,971
Resona Holdings	227,600	1,168,619
Ricoh	75,000	869,146
Rinnai	4,600	341,879
Rohm	11,000	453,651
Sankyo	5,900	288,527
Sanrio	5,700	351,376
Santen Pharmaceutical	8,700	422,531
SBI Holdings	27,270	353,961
Secom	26,300	1,648,598
Sega Sammy Holdings	22,300	643,523
Sekisui Chemical	46,000	469,255
Sekisui House	67,000	903,887
Seven & I Holdings	89,800	3,292,402
Seven Bank	70,600	236,526
†Sharp	147,000	542,176
†Shikoku Electric Power	22,500	383,293
Shimadzu	21,000	199,476
Shimamura	2,800	278,811
Shimano	9,200	822,847
Shimizu	85,000	415,351
Shin-Etsu Chemical	48,800	2,994,482
Shinsei Bank	224,000	546,762
Shionogi	33,900	713,711
Shiseido	46,100	830,412
Shizuoka Bank	73,000	832,829
Showa Denko	227,000	308,586
Showa Shell Sekiyu	18,000	201,672
SMC	6,000	1,432,140
Softbank	116,000	8,056,731
Sojitz	195,200	383,358
Sony	125,400	2,691,968
Sony Financial Holdings	24,400	448,328
Stanley Electric	19,600	417,931
Sumco	10,800	88,129
Sumitomo	131,600	1,778,845
Sumitomo Chemical	161,000	616,126
Sumitomo Electric Industries	95,400	1,387,687
Sumitomo Heavy Industries	79,000	360,310
Sumitomo Metal Mining	67,000	952,182
Sumitomo Mitsui Financial Group	153,500	7,434,063
Sumitomo Mitsui Trust Holdings	411,460	2,045,192
Sumitomo Realty & Development	42,000	2,002,026
Sumitomo Rubber Industries	23,600	365,326
†Suntory Beverage & Food	14,800	499,181
Suruga Bank	25,000	431,012
Suzuken	10,500	345,874
Suzuki Motor	45,700	1,101,567
Sysmex	8,000	511,653

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
T&D Holdings	71,000	$881,709
Taiheiyo Cement	141,000	616,636
Taisei	123,000	605,457
Taisho Pharmaceutical Holdings	4,800	317,010
Taiyo Nippon Sanso	22,000	147,893
Takashimaya	33,000	310,376
Takeda Pharmaceutical	94,700	4,473,139
TDK	16,700	657,957
Teijin	135,000	312,054
Terumo	19,300	993,670
THK	16,500	367,565
Tobu Railway	128,000	676,902
Toho	17,100	357,086
Toho Gas	58,000	304,048
†Tohoku Electric Power	59,200	729,332
Tokio Marine Holdings	85,600	2,806,685
†Tokyo Electric Power	183,200	1,141,425
Tokyo Electron	20,700	1,113,758
Tokyo Gas	285,000	1,563,361
Tokyo Tatemono	47,000	432,174
Tokyu	139,000	993,528
†=Tokyu Land	50,000	519,408
TonenGeneral Sekiyu	39,000	360,782
Toppan Printing	61,000	493,048
Toray Industries	186,000	1,226,717
Toshiba	473,000	2,131,891
TOTO	38,000	533,112
Toyo Seikan Kaisha	22,000	433,606
Toyo Suisan Kaisha	11,000	323,003
Toyoda Gosei	6,100	150,822
Toyota Boshoku	3,100	41,661
Toyota Industries	21,100	913,726
Toyota Motor	332,100	21,302,247
Toyota Tsusho	27,000	708,044
Trend Micro	12,200	455,943
Tsumura	5,400	158,529
Ube Industries	174,000	328,719
Unicharm	15,500	907,170
United Urban Investment	263	401,301
USS	31,700	459,041
West Japan Railway	20,700	887,596
Yahoo Japan	179,400	1,020,849
Yakult Honsha	11,100	557,360
Yamada Denki	95,100	281,318
Yamaguchi Financial Group	32,000	314,872
Yamaha	25,900	371,133
Yamaha Motor	31,300	460,414
Yamato Holdings	46,000	1,038,994
Yamato Kogyo	3,200	119,095
Yamazaki Baking	10,000	108,011
Yaskawa Electric	31,000	437,980
Yokogawa Electric	31,000	442,802

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yokohama Rubber	24,000	$237,726

		329,041,472

Luxembourg–0.30%
ArcelorMittal	122,840	1,684,215
Millicom International Cellular SDR	7,096	627,763
SES FDR	37,998	1,087,327
Tenaris	57,825	1,352,766

		4,752,071

Mexico–0.03%
Fresnillo	24,898	391,986

		391,986

Netherlands–4.36%
AEGON	220,586	1,632,170
Akzo Nobel	28,714	1,886,528
ASML Holding	42,753	4,222,929
†CNH Industrial	104,847	1,344,665
Corio	9,731	419,188
Delta Lloyd	26,414	562,629
Fugro CVA	8,329	507,780
Gemalto	9,889	1,061,499
Heineken	27,038	1,915,557
Heineken Holding	10,981	694,275
†ING Groep CVA	460,542	5,225,759
Koninklijke Ahold	118,471	2,052,535
Koninklijke Boskalis Westminster	9,840	436,152
Koninklijke DSM	19,126	1,442,802
†Koninklijke KPN	411,791	1,311,186
Koninklijke Philips Electronics	114,426	3,691,500
Koninklijke Vopak	8,001	458,531
†OCI	11,002	372,101
†QIAGEN	26,585	572,324
Randstad Holding	16,547	933,277
Reed Elsevier	84,639	1,701,999
Royal Dutch Shell Class A	460,762	15,189,266
Royal Dutch Shell Class B	309,830	10,690,008
TNT Express	51,297	468,253
Unilever CVA	198,280	7,567,690
Wolters Kluwer	38,625	995,845
Ziggo	19,467	788,847

		68,145,295

New Zealand–0.11%
Auckland International Airport	109,763	302,154
Contact Energy	39,663	178,203
Fletcher Building	73,077	576,034
Skycity Entertainment Group	71,397	237,784
Telecom New Zealand	254,767	491,443

		1,785,618

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway–0.75%
Aker Solutions	17,577	$246,820
DNB	119,085	1,808,420
Gjensidige Forsikring	20,232	305,415
Norsk Hydro	133,365	553,140
Orkla	96,153	700,479
Seadrill	46,973	2,109,725
Statoil	137,886	3,131,859
Telenor	82,158	1,877,608
Yara International	22,909	945,955

		11,679,421

Portugal–0.17%
†Banco Espirito Santo Class R	169,579	180,443
EDP	242,500	885,923
Galp Energia	30,787	512,198
Jeronimo Martins	32,739	671,850
Portugal Telecom	73,993	333,623

		2,584,037

Singapore–1.47%
Ascendas Real Estate Investment Trust	211,000	383,928
CapitaCommercial Trust	294,000	339,453
CapitaLand	349,000	860,593
CapitaMall Trust	269,000	420,310
CapitaMalls Asia	154,000	240,252
City Developments	50,000	409,845
ComfortDelGro	282,000	443,769
DBS Group Holdings	212,863	2,786,622
Genting Singapore	668,800	766,816
Global Logistic Properties	354,000	814,944
Golden Agri-Resources	737,480	305,853
Hutchison Port Holdings Trust	556,400	434,270
Jardine Cycle & Carriage	14,000	426,377
Keppel	171,815	1,428,439
Keppel Land	69,523	196,257
OCBC Bank	319,728	2,627,556
Olam International	201,532	246,228
Sembcorp Industries	104,000	439,128
SembCorp Marine	105,000	379,600
Singapore Airlines	70,000	582,913
Singapore Exchange	113,000	654,577
Singapore Press Holdings	180,000	589,755
Singapore Technologies Engineering	206,000	685,705
Singapore Telecommunications	986,000	2,936,516
StarHub	58,000	198,459
United Overseas Bank	150,544	2,483,306
UOL Group	57,000	279,849
Wilmar International	252,000	637,041

		22,998,361

Spain–3.06%
Abertis Infraestructuras	47,466	922,510
Acciona	1,760	100,337

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
ACS	19,556	$622,735
Amadeus IT Holding	48,598	1,723,148
Banco Bilbao Vizcaya Argentaria	667,007	7,458,744
Banco de Sabadell	355,272	894,557
†Banco Popular Espanol	144,432	775,348
Banco Santander	1,347,670	10,987,733
†Bankia	461,608	503,984
CaixaBank	158,377	695,892
Distribuidora Internacional de Alimentacion	79,494	689,185
Enagas	26,967	660,885
Ferrovial	50,729	913,651
Gas Natural SDG	46,701	976,384
Grifols	20,059	823,707
Iberdrola	565,589	3,287,599
Inditex	26,059	4,019,668
Mapfre	89,260	319,516
Red Electrica	13,593	773,722
Repsol YPF	101,225	2,509,736
†Telefonica	494,079	7,681,007
Zardoya Otis	23,778	386,063

		47,726,111

Sweden–3.12%
Alfa Laval	40,739	983,356
Assa Abloy Class B	39,052	1,794,519
Atlas Copco Class A	79,209	2,320,391
Atlas Copco Class B	47,298	1,249,914
Boliden	28,388	425,027
Electrolux Class B	29,839	772,667
Elekta Class B	46,353	747,381
Ericsson LM Class B	364,899	4,859,996
Getinge Class B	25,713	919,274
Hennes & Mauritz Class B	113,795	4,943,992
Hexagon Class B	29,669	894,383
Husqvarna Class B	37,442	243,020
Industrivarden Class C	17,930	330,057
Investment Kinnevik Class B	27,092	937,901
Investor Class B	55,866	1,694,277
†Lundin Petroleum	26,027	560,409
Nordea Bank	333,769	4,027,620
Ratos Class B	15,278	142,207
Sandvik	130,302	1,799,732
Scania Class B	39,551	847,908
Securitas Class B	44,925	512,990
Skandinaviska Enskilda Banken Class A	185,076	1,961,852
Skanska Class B	47,028	905,117
SKF Class B	48,888	1,360,791
Svenska Cellulosa Class B	68,249	1,719,824
Svenska Handelsbanken Class A	61,676	2,638,785
Swedbank Class A	110,814	2,581,181

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Swedish Match	26,820	$946,201
Tele2 Class B	43,560	556,865
TeliaSonera	290,000	2,218,776
Volvo Class A	604	9,045
Volvo Class B	188,074	2,818,267

		48,723,725

Switzerland–9.42%
†ABB	264,731	6,252,415
Actelion	13,802	979,910
Adecco	16,250	1,159,146
Aryzta	11,190	747,860
Baloise Holding	6,265	692,956
Banque Cantonale Vaudoise	421	231,731
Barry Callebaut	285	286,134
Cie Financiere Richemont Class A	65,765	6,589,014
Coca-Cola HBC	15,783	467,609
Coca-Cola HBC	5,204	155,890
Credit Suisse Group	180,194	5,510,375
EMS-Chemie Holding	1,211	428,507
Geberit	4,440	1,199,662
Givaudan	1,014	1,481,959
Glencore International	1,272,410	6,928,650
Holcim	26,859	2,002,435
Julius Baer Group	25,694	1,199,672
Kuehne & Nagel International Class R	6,758	886,357
Lindt & Spruengli Class R	12	570,544
Lindt & Spruengli PC	97	398,017
Lonza Group	6,912	566,072
Nestle	388,448	27,086,582
Novartis	276,916	21,298,696
Pargesa Holding Bearer Shares	3,740	280,521
Partners Group Holding	1,979	485,730
Roche Holding	84,580	22,824,629
Schindler Holding	2,390	347,816
Schindler Holding PC	6,002	901,807
SGS	636	1,519,901
Sika Bearer Shares	279	814,025
Sonova Holding	6,365	792,042
STMicroelectronics	80,409	742,080
Sulzer	2,887	446,962
Swatch Group	3,637	2,342,179
Swatch Group Bearer Shares	5,191	585,798
Swiss Life Holding	4,088	774,036
Swiss Prime Site	6,154	476,175
Swiss Re	43,412	3,596,506
Swisscom	2,897	1,392,005
Syngenta	11,171	4,565,414
Transocean	43,590	1,937,168
UBS	440,746	9,032,783
Wolseley	32,038	1,657,571

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Zurich Insurance Group	17,794	$4,586,841

		147,222,182

United Kingdom–18.21%
3i Group	104,704	616,194
Aberdeen Asset Management	110,986	679,722
Admiral Group	23,465	468,064
Aggreko	29,610	768,380
AMEC	31,486	547,017
Anglo American	166,861	4,097,234
Antofagasta	50,526	669,165
ARM Holdings	173,616	2,778,894
Associated British Foods	42,844	1,300,312
AstraZeneca	151,174	7,858,788
Aviva	347,309	2,229,242
Babcock International Group	45,638	883,092
BAE Systems	380,805	2,798,848
Barclays	1,473,631	6,297,821
BG Group	411,176	7,849,212
BHP Billiton	255,050	7,502,630
BP	2,304,343	16,155,385
British American Tobacco	232,423	12,232,256
British Land	117,524	1,097,876
British Sky Broadcasting Group	126,429	1,780,680
BT Group	946,898	5,242,725
Bunzl	38,010	823,325
Burberry Group	55,017	1,455,816
Capita	83,589	1,347,317
Capital Shopping Centres Group	78,690	408,774
Carnival	22,973	778,315
Centrica	618,957	3,704,404
Cobham	125,153	581,917
Compass Group	226,045	3,109,470
Croda International	17,676	758,972
Diageo	303,683	9,653,302
Direct Line Insurance Group	94,473	326,073
easyJet	18,156	375,169
†Evraz	26,374	54,528
G4S	160,888	662,766
GKN	203,243	1,124,448
GlaxoSmithKline	597,721	15,028,347
Hammerson	89,391	724,700
Hargreaves Lansdown	29,037	460,379
HSBC Holdings	2,243,511	24,282,312
ICAP	76,850	465,056
IMI	40,571	955,201
Imperial Tobacco Group	116,557	4,308,825
Inmarsat	50,524	579,524
InterContinental Hotels Group	32,902	960,453
†International Consolidated Airlines Group	63,368	346,863

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†International Consolidated Airlines Group (London Stock Exchange)	60,078	$328,281
Intertek Group	19,628	1,051,135
Invensys	77,386	624,186
Investec	62,865	407,092
ITV	456,813	1,296,236
Johnson Matthey	23,376	1,062,226
Kingfisher	287,619	1,796,704
Land Securities Group	98,112	1,458,362
Legal & General Group	696,389	2,209,751
†Lloyds Banking Group	5,571,811	6,634,081
London Stock Exchange Group	23,877	593,970
Marks & Spencer Group	196,204	1,576,531
Meggitt	86,771	770,681
Melrose	170,019	825,445
National Grid	440,888	5,208,035
Next	20,194	1,687,286
Old Mutual	571,314	1,734,209
Pearson	96,059	1,954,927
Persimmon	34,689	609,668
Petrofac	33,351	757,636
Prudential	307,809	5,726,541
Randgold Resources	9,648	691,621
Reckitt Benckiser Group	77,801	5,688,423
Reed Elsevier	138,964	1,873,157
Resolution	164,153	843,738
Rexam	98,507	767,625
Rio Tinto	153,426	7,489,186
Rolls-Royce Holdings	225,074	4,049,500
†Royal Bank of Scotland Group	258,492	1,500,256
RSA Insurance Group	448,119	876,619
SABMiller	115,714	5,885,494
Sage Group	149,496	798,266
Sainsbury (J.)	160,215	1,015,400
Schroders	14,154	590,109
Segro	102,978	516,519
Serco Group	70,062	619,873
Severn Trent	29,342	836,773
Smith & Nephew	110,084	1,373,407
Smiths Group	44,099	997,406
SSE	118,542	2,827,170
Standard Chartered	291,914	6,993,594
Standard Life	273,860	1,530,360
Subsea 7	30,661	637,369
Tate & Lyle	60,203	717,396
TESCO	972,341	5,652,727
Travis Perkins	28,048	749,317
TUI Travel	41,949	249,644

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Tullow Oil	106,114	$1,759,246
Unilever	154,585	6,010,307
United Utilities Group	83,615	935,217
Vedanta Resources	10,630	185,979
Vodafone Group	5,858,193	20,561,234
Weir Group	25,985	979,486
Whitbread	20,191	968,534
William Hill	98,801	644,209
WM Morrison Supermarkets	280,053	1,269,755

		284,527,692

Total Common Stock (Cost $1,230,528,987)		1,504,472,772

ΔPREFERRED STOCK–0.56%
Germany–0.56%
Bayerische Motoren Werke 2.52%	6,541	533,655
Fuchs Petrolub 1.30%	4,064	340,157
Henkel 0.95%	20,983	2,162,464
Porsche Automobil Holding 2.01%	17,826	1,556,096
RWE 1.00%	2,960	97,038
Volkswagen 3.56%	17,319	4,083,495

Total Preferred Stock (Cost $6,019,302)		8,772,905

ΔRIGHTS–0.05%
Spain–0.02%
†Abertis Infraestructuras	47,466	46,170
†Banco Bilbao Vizcaya Argentaria	667,007	91,138
†Banco de Sabadell	355,272	72,191

		209,499

United Kingdom–0.03%
†Barclays	368,408	481,605

		481,605

Total Rights (Cost $0)		691,104

MONEY MARKET FUND–1.79%
Dreyfus Treasury & Agency Cash Management Fund	27,990,177	27,990,177

Total Money Market Fund (Cost $27,990,177)		27,990,177

TOTAL VALUE OF SECURITIES–98.70% (Cost $1,264,538,466)	1,541,926,958
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.30%	20,367,710

NET ASSETS APPLICABLE TO 171,544,243 SHARES OUTSTANDING–100.00%	$1,562,294,668

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund

Schedule of Investments (continued)

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.
«	Includes $2,753,100 cash as collateral for futures contracts.
*	If dividend payments are received, the tax witholding rate is at a reduced amount of 15%, rather than 25%.
@	Illiquid security. At September 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $519,408, which represented 0.03% of the Fund’s net assets. See Note 1 in “Notes.”
☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
532	E-mini MSCI EAFE Index	$48,256,590	$48,284,320	12/21/13	$27,730

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

PPS–Partially Protected Shares

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

VVPR Strip–Dividend Coupon

LVIP SSgA International Index Fund–11

LVIP SSgA International Index Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA International Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes– No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSgA International Index Fund–12

LVIP SSgA International Index Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,298,400,668

Aggregate unrealized appreciation	$332,236,661
Aggregate unrealized depreciation	(88,710,371)

Net unrealized appreciation	$243,526,290

For federal income tax purposes capital loss carryforwards of $15,494,711 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012, if not utilized in futures years, will expire as follows: $56,183 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capiatl loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers.The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Losses that will be carried forward under the Act are as follows:

Tax Character
Short-Term	Long-Term
$2,741,684	$12,696,844

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3–investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSgA International Index Fund–13

LVIP SSgA International Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$109,401	$1,503,843,963	$519,408	$1,504,472,772
Other	—	9,391,818	72,191	9,464,009
Money Market Fund	27,990,177	—	—	27,990,177

Total	$28,099,578	$1,513,235,781	$591,599	$1,541,926,958

Futures Contracts	$27,730	$—	$—	$27,730

As a result of international fair value pricing at September 30, 2013, a majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events ocurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2013.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of

LVIP SSgA International Index Fund–14

LVIP SSgA International Index Fund

Notes (continued)

4. Credit and Market Risk (continued)

the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisiors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA International Index Fund–15

LVIP SSgA Large Cap RPM Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–91.20%
Equity Fund–91.20%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	999,922	$12,179,055

Total Affiliated Investment Company (Cost $11,968,233)		12,179,055

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–7.37%
Money Market Fund–7.37%
Dreyfus Treasury & Agency Cash Management Fund	984,643	$984,643

Total Unaffiliated Investment Company (Cost $984,643)		984,643

TOTAL VALUE OF SECURITIES–98.57% (Cost $12,952,876)	13,163,698
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.43%	190,621

NET ASSETS APPLICABLE TO 1,279,513 SHARES OUTSTANDING–100.00%	$13,354,319

*	Standard Class shares.
«	Includes $17,500 pledged as collateral for futures contracts as of September 30, 2013.

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5)	E-mini S&P 500 Index	$(422,502)	$(418,575)	12/21/13	$3,927

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP SSgA Large Cap RPM Fund–1

LVIP SSgA Large Cap RPM Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Large Cap RPM Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position is “more-likely-than-not” of being sustained by the applicable tax authority. A tax position not deemed to meet the more-likely-than-not threshold is recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefits or expenses in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$12,957,857

Aggregate unrealized appreciation	$210,821
Aggregate unrealized depreciation	(4,980)

Net unrealized appreciation	$205,841

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP SSgA Large Cap RPM Fund–2

LVIP SSgA Large Cap RPM Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$13,163,698

Futures Contracts	$3,927

There were no Level 3 investments at the end of the period.

During the period May 1, 2013* through September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

*	Date of commencement of operations.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Large Cap RPM Fund–3

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.86%
Aerospace & Defense–2.66%
Boeing	247,489	$29,079,958
General Dynamics	116,880	10,229,338
Honeywell International	279,972	23,248,875
L-3 Communications Holdings	32,476	3,068,982
Lockheed Martin	96,603	12,321,713
Northrop Grumman	80,333	7,652,522
Precision Castparts	52,147	11,849,884
Raytheon	114,401	8,816,885
Rockwell Collins	48,205	3,271,191
Textron	95,822	2,645,645
United Technologies	300,759	32,427,835

		144,612,828

Air Freight & Logistics–0.78%
Expeditors International of Washington	73,776	3,250,571
FedEx	106,503	12,153,057
Robinson (C.H.) Worldwide	57,727	3,438,220
United Parcel Service Class B	257,824	23,557,379

		42,399,227

Airlines–0.20%
Delta Air Lines	309,400	7,298,746
Southwest Airlines	257,581	3,750,379

		11,049,125

Auto Components–0.40%
Borg Warner	40,699	4,126,472
Delphi Automotive	99,824	5,831,718
Goodyear Tire & Rubber	78,837	1,769,891
Johnson Controls	245,537	10,189,786

		21,917,867

Automobiles–0.75%
Ford Motor	1,405,502	23,710,819
†General Motors	337,206	12,129,300
Harley-Davidson	78,593	5,048,814

		40,888,933

Beverages–2.18%
Beam	56,911	3,679,296
Brown-Forman Class B	59,270	4,038,065
Coca-Cola	1,356,897	51,399,258
Coca-Cola Enterprises	85,532	3,439,242
†Constellation Brands Class A	60,735	3,486,189
Dr Pepper Snapple Group	72,358	3,243,086
Molson Coors Brewing Class B	56,817	2,848,236
†Monster Beverage	51,468	2,689,203
PepsiCo	549,075	43,651,463

		118,474,038

Biotechnology–2.40%
†Alexion Pharmaceuticals	68,905	8,004,005
Amgen	268,557	30,062,271

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Biogen Idec	84,849	$20,428,245
†Celgene	145,920	22,461,466
†Gilead Sciences	545,349	34,269,731
†Regeneron Pharmaceuticals	28,062	8,779,758
†Vertex Pharmaceuticals	84,100	6,376,462

		130,381,938

Building Products–0.05%
Masco	128,321	2,730,671

		2,730,671

Capital Markets–2.09%
Ameriprise Financial	69,082	6,291,989
Bank of New York Mellon	412,103	12,441,390
BlackRock	45,091	12,202,526
†E Trade Financial	91,643	1,512,110
Franklin Resources	146,556	7,408,406
Goldman Sachs Group	150,786	23,855,853
Invesco	160,639	5,124,384
Legg Mason	36,847	1,232,164
Morgan Stanley	497,720	13,413,554
Northern Trust	82,084	4,464,549
Schwab (Charles)	415,925	8,792,655
*State Street	157,690	10,368,118
T. Rowe Price Group	91,735	6,598,499

		113,706,197

Chemicals–2.53%
Air Products & Chemicals	73,499	7,832,788
Airgas	21,951	2,327,904
CF Industries Holdings	20,858	4,397,492
Dow Chemical	432,557	16,610,189
duPont (E.I.) deNemours	329,760	19,310,746
Eastman Chemical	53,527	4,169,753
Ecolab	97,459	9,625,051
FMC	48,901	3,507,180
International Flavors & Fragrances	29,520	2,429,496
LyondellBasell Industries Class A	160,560	11,757,809
Monsanto	190,352	19,867,038
Mosaic	123,447	5,310,690
PPG Industries	50,328	8,407,796
Praxair	105,584	12,692,253
Sherwin-Williams	31,616	5,759,803
Sigma-Aldrich	42,544	3,629,003

		137,634,991

Commercial Banks–2.75%
BB&T	253,126	8,543,003
Comerica	61,552	2,419,609
Fifth Third Bancorp	320,912	5,789,252
Huntington Bancshares	301,320	2,488,903
KeyCorp	324,195	3,695,823
M&T Bank	47,124	5,274,118

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
PNC Financial Services Group	190,246	$13,783,323
Regions Financial	486,814	4,507,898
SunTrust Banks	194,664	6,311,007
U.S. Bancorp	656,156	24,002,186
Wells Fargo	1,717,882	70,982,884
Zions Bancorp	59,142	1,621,674

		149,419,680

Commercial Services & Supplies–0.52%
ADT	78,757	3,202,260
Avery Dennison	32,143	1,398,863
Cintas	33,708	1,725,850
Iron Mountain	64,159	1,733,576
Pitney Bowes	64,654	1,176,056
Republic Services	104,937	3,500,698
†Stericycle	30,501	3,519,815
Tyco International	159,363	5,574,518
Waste Management	157,371	6,489,980

		28,321,616

Communications Equipment–1.84%
Cisco Systems	1,908,724	44,702,316
†F5 Networks	28,296	2,426,665
Harris	36,258	2,150,099
†JDS Uniphase	75,530	1,111,046
†Juniper Networks	181,204	3,598,711
Motorola Solutions	85,880	5,099,554
QUALCOMM	610,824	41,145,105

		100,233,496

Computers & Peripherals–3.94%
Apple	322,962	153,972,124
Dell	511,638	7,045,255
EMC	735,567	18,801,093
Hewlett-Packard	687,676	14,427,442
NetApp	123,943	5,282,451
SanDisk	82,927	4,934,986
Seagate Technology	110,072	4,814,549
Western Digital	74,652	4,732,937

		214,010,837

Construction & Engineering–0.16%
Fluor	57,437	4,075,730
†Jacobs Engineering Group	45,734	2,660,804
†Quanta Services	79,787	2,194,940

		8,931,474

Construction Materials–0.04%
Vulcan Materials	46,963	2,433,153

		2,433,153

Consumer Finance–0.96%
American Express	334,250	25,242,560
Capital One Financial	209,430	14,396,218

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Discover Financial Services	172,911	$8,738,922
SLM	158,964	3,958,204

		52,335,904

Containers & Packaging–0.18%
Ball	53,878	2,418,045
Bemis	33,118	1,291,933
MeadWestvaco	63,735	2,446,149
†Owens-Illinois	52,682	1,581,514
Sealed Air	71,497	1,944,003

		9,681,644

Distributor–0.08%
Genuine Parts	53,541	4,330,931

		4,330,931

Diversified Consumer Services–0.05%
Block (H&R)	101,214	2,698,365

		2,698,365

Diversified Financial Services–3.79%
Bank of America	3,823,201	52,760,174
Citigroup	1,082,262	52,500,530
CME Group	113,053	8,352,356
†IntercontinentalExchange	25,133	4,559,629
JPMorgan Chase	1,339,060	69,216,011
Leucadia National	105,925	2,885,397
McGraw-Hill Financial	95,979	6,295,263
Moody’s	66,842	4,700,998
NASDAQ OMX Group	37,777	1,212,264
NYSE Euronext	85,828	3,603,059

		206,085,681

Diversified Telecommunication Services–2.23%
AT&T	1,889,540	63,904,243
CenturyLink	212,003	6,652,654
Frontier Communications	320,649	1,337,106
Verizon Communications	1,018,658	47,530,582
Windstream Holdings	189,692	1,517,536

		120,942,121

Electric Utilities–1.71%
American Electric Power	171,678	7,442,241
Duke Energy	252,348	16,851,799
Edison International	112,004	5,158,904
Entergy	61,672	3,897,054
Exelon	307,756	9,121,888
FirstEnergy	143,706	5,238,084
NextEra Energy	152,158	12,196,985
Northeast Utilities	108,474	4,474,553
Pepco Holdings	79,709	1,471,428
Pinnacle West Capital	39,983	2,188,669
PPL	227,898	6,923,541
Southern	312,926	12,886,293

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	173,977	$4,803,505

		92,654,944

Electrical Equipment–0.77%
AMETEK	89,100	4,100,382
Eaton	169,817	11,690,202
Emerson Electric	252,030	16,306,341
Rockwell Automation	48,090	5,142,745
Roper Industries	34,164	4,539,371

		41,779,041

Electronic Equipment, Instruments & Components–0.44%
Amphenol Class A	55,166	4,268,745
Corning	520,860	7,599,347
FLIR Systems	46,550	1,461,670
Jabil Circuit	59,087	1,281,006
Molex	44,490	1,713,755
TE Connectivity	148,911	7,710,612

		24,035,135

Energy Equipment & Services–1.84%
Baker Hughes	155,997	7,659,453
†Cameron International	85,400	4,984,798
Diamond Offshore Drilling	22,152	1,380,513
ENSCO Class A	80,259	4,313,921
†FMC Technologies	81,816	4,534,243
Halliburton	302,937	14,586,417
Helmerich & Payne	38,308	2,641,337
Nabors Industries	93,489	1,501,433
National Oilwell Varco	150,090	11,723,530
Noble	89,663	3,386,572
†Rowan Class A	39,898	1,465,055
Schlumberger	471,155	41,631,256

		99,808,528

Food & Staples Retailing–2.34%
Costco Wholesale	156,048	17,964,246
CVS Caremark	438,121	24,863,367
Kroger	183,823	7,415,420
Safeway	87,180	2,788,888
Sysco	212,318	6,758,082
Walgreen	310,762	16,718,996
Wal-Mart Stores	579,595	42,866,846
Whole Foods Market	134,200	7,850,700

		127,226,545

Food Products–1.56%
Archer-Daniels-Midland	232,423	8,562,463
Campbell Soup	65,950	2,684,825
ConAgra Foods	153,452	4,655,734
General Mills	226,612	10,859,247
Hershey	51,630	4,775,775
Hormel Foods	49,436	2,082,244

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Kellogg	88,477	$5,196,254
Kraft Foods Group	213,524	11,197,199
McCormick	47,119	3,048,599
Mead Johnson Nutrition	69,559	5,165,451
Mondelez International Class A	635,808	19,977,087
Smucker (J.M.)	37,047	3,891,417
Tyson Foods Class A	98,950	2,798,306

		84,894,601

Gas Utilities–0.11%
AGL Resources	44,483	2,047,552
ONEOK	71,477	3,811,154

		5,858,706

Health Care Equipment & Supplies–2.00%
Abbott Laboratories	555,103	18,423,869
Bard (C.R.)	29,037	3,345,062
Baxter International	190,235	12,496,537
Becton, Dickinson	68,644	6,865,773
†Boston Scientific	463,887	5,446,033
†CareFusion	73,027	2,694,696
Covidien	165,521	10,086,850
DENTSPLY International	52,175	2,264,917
†Edwards Lifesciences	37,408	2,604,719
†Intuitive Surgical	13,823	5,201,180
Medtronic	354,126	18,857,210
St. Jude Medical	104,042	5,580,813
Stryker	106,312	7,185,628
†Varian Medical Systems	38,832	2,901,915
Zimmer Holdings	58,990	4,845,439

		108,800,641

Health Care Providers & Services–2.00%
Aetna	133,344	8,536,683
AmerisourceBergen	79,578	4,862,216
Cardinal Health	122,561	6,391,556
Cigna	100,656	7,736,420
†DaVita HealthCare Partners	59,928	3,409,903
†Express Scripts Holding	290,932	17,973,779
Humana	54,232	5,061,473
†Laboratory Corporation of America Holdings	33,047	3,276,280
McKesson	81,987	10,518,932
Patterson	26,824	1,078,325
Quest Diagnostics	56,111	3,467,099
†Tenet Healthcare	33,468	1,378,547
UnitedHealth Group	362,646	25,969,080
WellPoint	105,788	8,844,935

		108,505,228

Health Care Technology–0.10%
†Cerner	107,029	5,624,374

		5,624,374

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.75%
Carnival	152,491	$4,977,306
†Chipotle Mexican Grill	10,822	4,639,391
Darden Restaurants	47,030	2,177,019
International Game Technology	84,892	1,607,006
Marriott International Class A	85,983	3,616,445
McDonald’s	356,218	34,271,734
Starbucks	268,303	20,651,282
Starwood Hotels & Resorts Worldwide	67,105	4,459,127
Wyndham Worldwide	44,773	2,729,810
Wynn Resorts	27,650	4,368,977
Yum Brands	160,024	11,424,113

		94,922,210

Household Durables–0.33%
D.R.Horton	106,074	2,061,018
Garmin	46,124	2,084,344
Harman International Industries	21,806	1,444,211
Leggett & Platt	45,836	1,381,955
Lennar Class A	61,943	2,192,782
Newell Rubbermaid	104,404	2,871,110
PulteGroup	130,341	2,150,627
Whirlpool	27,408	4,013,628

		18,199,675

Household Products–2.00%
Clorox	45,585	3,725,206
Colgate-Palmolive	314,852	18,670,724
Kimberly-Clark	135,031	12,722,621
Procter & Gamble	974,168	73,637,359

		108,755,910

Independent Power Producers & Energy Traders–0.11%
AES	221,215	2,939,947
NRG Energy	115,555	3,158,118

		6,098,065

Industrial Conglomerates–2.37%
3M	231,471	27,639,952
Danaher	214,001	14,834,549
General Electric	3,621,569	86,519,283

		128,993,784

Insurance–4.30%
ACE.	121,897	11,404,683
AFLAC	164,111	10,173,241
Allstate	162,272	8,202,850
American International Group	526,544	25,605,835
Aon	110,696	8,240,210
Assurant	25,316	1,369,596
†Berkshire Hathaway Class B	640,269	72,676,934
Chubb	91,993	8,211,295
Cincinnati Financial	52,875	2,493,585
†Genworth Financial	184,251	2,356,570

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group	159,489	$4,963,298
*Lincoln National	95,036	3,990,562
Loews	107,508	5,024,924
Marsh & McLennan	197,669	8,608,485
MetLife	400,015	18,780,704
Principal Financial Group	95,333	4,082,159
Progressive	190,818	5,195,974
Prudential Financial	166,525	12,985,620
Torchmark	30,053	2,174,335
Travelers	133,906	11,351,212
Unum Group	88,511	2,694,275
XL Group	96,142	2,963,096

		233,549,443

Internet & Catalog Retail–1.31%
†Amazon.com	131,758	41,192,821
Expedia	40,249	2,084,496
†Netflix	21,300	6,586,173
†priceline.com	18,375	18,576,206
†TripAdvisor	38,434	2,914,835

		71,354,531

Internet Software & Services–2.79%
†Akamai Technologies	63,603	3,288,275
†eBay	415,844	23,199,937
†Google Class A	99,520	87,170,563
Twenty-First Century Fox Class A	708,757	23,743,360
†VeriSign	54,087	2,752,487
†Yahoo	340,523	11,291,743

		151,446,365

IT Services–3.52%
Accenture Class A	227,767	16,772,762
Automatic Data Processing	172,968	12,519,424
†Cognizant Technology Solutions Class A	106,408	8,738,225
Computer Sciences	49,285	2,550,006
Fidelity National Information Services	100,989	4,689,929
†Fiserv	45,856	4,633,749
International Business Machines	366,263	67,824,582
MasterCard Class A	37,042	24,921,117
Paychex	111,676	4,538,513
†Teradata	58,728	3,255,880
Total System Services	62,868	1,849,577
Visa Class A	183,882	35,139,850
Western Union	201,787	3,765,345

		191,198,959

Leisure Equipment & Products–0.13%
Hasbro	43,184	2,035,694
Mattel	120,768	5,055,348

		7,091,042

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.50%
Agilent Technologies	118,337	$6,064,771
†Life Technologies	59,469	4,450,065
PerkinElmer	36,575	1,380,706
Thermo Fisher Scientific	129,253	11,910,664
†Waters	30,816	3,272,967

		27,079,173

Machinery–1.76%
Caterpillar	230,181	19,190,190
Cummins	62,229	8,268,367
Deere	136,400	11,101,596
Dover	60,051	5,394,381
Flowserve	47,084	2,937,571
Illinois Tool Works	145,719	11,113,988
Ingersoll-Rand	98,475	6,394,967
Joy Global	39,734	2,028,023
PACCAR	125,055	6,960,561
Pall	39,008	3,005,176
Parker Hannifin	52,082	5,662,355
Pentair	71,694	4,655,808
Snap-on	21,775	2,166,613
Stanley Black & Decker	55,340	5,012,144
Xylem	59,773	1,669,460

		95,561,200

Media–3.20%
Cablevision Systems Class A	68,941	1,160,966
CBS Class B	197,484	10,893,217
Comcast Class A	931,372	42,051,446
†DIRECTV	183,096	10,939,986
†Discovery Communications Class A	86,543	7,305,960
Disney (Walt)	591,790	38,164,537
Gannett	85,605	2,293,358
Interpublic Group	148,780	2,556,040
†News Class A	177,590	2,852,095
Omnicom Group	90,197	5,722,098
Scripps Networks Interactive Class A	40,253	3,144,162
Time Warner	326,333	21,475,975
Time Warner Cable	102,223	11,408,087
Viacom Class B	153,723	12,848,168
Washington Post Class B	1,414	864,449

		173,680,544

Metals & Mining–0.53%
Alcoa	385,381	3,129,294
Allegheny Technologies	34,571	1,055,107
Cliffs Natural Resources	48,694	998,227
Freeport-McMoRan Copper & Gold	371,761	12,297,854
Newmont Mining	171,032	4,805,999
Nucor	109,243	5,355,092
U.S. Steel	46,301	953,338

		28,594,911

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.75%
†Dollar General	103,429	$5,839,601
†Dollar Tree	79,160	4,524,786
Family Dollar Stores	34,715	2,500,174
Kohl’s	74,603	3,860,705
Macy’s	135,917	5,881,129
Nordstrom	53,611	3,012,938
†Penney (J.C.)	75,084	662,241
Target	222,138	14,212,389

		40,493,963

Multi-Utilities–1.16%
Ameren	89,301	3,111,247
CenterPoint Energy	151,535	3,632,294
CMS Energy	93,238	2,454,024
Consolidated Edison	105,912	5,839,988
Dominion Resources	207,410	12,958,977
DTE Energy	60,092	3,964,870
Integrys Energy Group	25,136	1,404,851
NiSource	110,895	3,425,547
PG&E	154,773	6,333,311
Public Service Enterprise Group	182,889	6,022,535
SCANA	50,206	2,311,484
Sempra Energy	81,888	7,009,613
TECO Energy	65,562	1,084,395
Wisconsin Energy	81,234	3,280,229

		62,833,365

Office Electronics–0.08%
Xerox	423,685	4,359,719

		4,359,719

Oil, Gas & Consumable Fuels–8.38%
Anadarko Petroleum	179,727	16,712,814
Apache	144,626	12,313,458
Cabot Oil & Gas	144,896	5,407,519
Chesapeake Energy	179,005	4,632,649
Chevron	687,134	83,486,781
ConocoPhillips	435,910	30,300,104
CONSOL Energy	82,032	2,760,377
†Denbury Resources	135,238	2,489,732
Devon Energy	133,214	7,694,441
EOG Resources	97,401	16,488,041
EQT.	51,907	4,605,189
Exxon Mobil	1,564,610	134,619,044
Hess	103,820	8,029,439
Kinder Morgan	242,081	8,610,821
Marathon Oil	255,029	8,895,412
Marathon Petroleum	112,810	7,255,939
Murphy Oil	62,565	3,773,921
†Newfield Exploration	43,397	1,187,776
Noble Energy	126,685	8,489,162
Occidental Petroleum	287,398	26,883,209
Peabody Energy	86,642	1,494,575

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	217,471	$12,574,173
Pioneer Natural Resources	49,814	9,404,883
QEP Resources	57,367	1,588,492
Range Resources	56,306	4,273,062
†Southwestern Energy	121,250	4,411,075
Spectra Energy	240,890	8,245,665
Tesoro	43,861	1,929,007
Valero Energy	195,645	6,681,277
Williams	240,718	8,752,506
†WPX Energy	64,301	1,238,437

		455,228,980

Paper & Forest Products–0.13%
International Paper	154,701	6,930,605

		6,930,605

Personal Products–0.18%
Avon Products	154,102	3,174,501
Estee Lauder Class A	92,367	6,456,453

		9,630,954

Pharmaceuticals–5.77%
AbbVie	565,410	25,290,789
†Actavis	61,662	8,879,328
Allergan	104,382	9,441,352
Bristol-Myers Squibb	587,026	27,167,563
†Forest Laboratories	82,963	3,549,987
†Hospira	59,771	2,344,219
Johnson & Johnson	1,002,181	86,879,071
Lilly (Eli)	354,152	17,824,470
Merck	1,041,681	49,594,432
†Mylan	138,405	5,282,919
Perrigo	34,251	4,225,888
Pfizer	2,355,148	67,616,299
Zoetis	174,621	5,434,206

		313,530,523

Professional Services–0.16%
Dun & Bradstreet	13,178	1,368,535
Equifax	43,118	2,580,612
Nielsen Holdings	79,300	2,890,485
Robert Half International	44,817	1,749,208

		8,588,840

Real Estate Investment Trusts–1.92%
American Tower	141,703	10,504,443
Apartment Investment & Management	46,813	1,307,955
AvalonBay Communities	44,048	5,598,060
Boston Properties	55,112	5,891,473
Equity Residential	120,942	6,478,863
HCP	164,123	6,720,837
Health Care REIT	99,101	6,181,920
Host Hotels & Resorts	261,951	4,628,674

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Kimco Realty	145,845	$2,943,152
Macerich	49,410	2,788,700
Plum Creek Timber	56,086	2,626,507
ProLogis	174,489	6,564,276
Public Storage	50,951	8,180,183
Simon Property Group	110,948	16,445,822
Ventas	103,795	6,383,393
Vornado Realty Trust	62,974	5,293,594
Weyerhaeuser	211,108	6,044,022

		104,581,874

Real Estate Management & Development–0.05%
†CBRE Group Class A	109,476	2,532,180

		2,532,180

Road & Rail–0.89%
CSX	355,704	9,155,821
Kansas City Southern	38,738	4,236,388
Norfolk Southern	109,132	8,441,360
Ryder System	16,486	984,214
Union Pacific	165,401	25,693,391

		48,511,174

Semiconductors & Semiconductor Equipment–2.00%
Altera	110,727	4,114,615
Analog Devices	112,622	5,298,865
Applied Materials	425,053	7,455,430
Broadcom Class A	199,372	5,185,666
†First Solar	24,332	978,390
Intel	1,774,028	40,660,722
KLA-Tencor	58,921	3,585,343
†Lam Research	56,950	2,915,271
Linear Technology	82,733	3,281,191
LSI	176,560	1,380,699
Microchip Technology	68,003	2,739,841
†Micron Technology	375,159	6,554,028
NVIDIA	203,610	3,168,172
†Teradyne	61,174	1,010,594
Texas Instruments	393,824	15,859,292
Xilinx	91,155	4,271,523

		108,459,642

Software–3.34%
†Adobe Systems	171,400	8,902,516
†Autodesk	80,503	3,314,309
CA	117,419	3,483,822
†Citrix Systems	64,456	4,551,238
†Electronic Arts	105,879	2,705,208
Intuit	107,140	7,104,453
Microsoft	2,695,588	89,790,036
Oracle	1,269,678	42,115,219
†Red Hat	69,303	3,197,640
†salesforce.com	196,836	10,217,757

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Symantec	246,625	$6,103,969

		181,486,167

Specialty Retail–2.29%
Abercrombie & Fitch	25,537	903,244
†AutoNation	24,806	1,294,129
†AutoZone	12,527	5,295,539
†Bed Bath & Beyond	77,526	5,997,411
Best Buy	95,577	3,584,138
†CarMax	79,609	3,858,648
GameStop Class A	38,963	1,934,513
Gap	103,550	4,170,994
Home Depot	510,185	38,697,532
L Brands	88,343	5,397,757
Lowe’s	375,697	17,886,934
†O’Reilly Automotive	38,657	4,932,247
PETsMART	34,330	2,618,006
Ross Stores	76,813	5,591,986
Staples	241,935	3,544,348
Tiffany & Co	41,715	3,196,203
TJX	252,546	14,241,069
†Urban Outfitters	35,117	1,291,252

		124,435,950

Textiles, Apparel & Luxury Goods–0.74%
Coach	102,134	5,569,367
†Fossil Group	17,183	1,997,352
NIKE Class B	267,234	19,411,878
PVH	28,733	3,410,320
Ralph Lauren	21,072	3,471,191
VF	31,763	6,322,425

		40,182,533

Thrift & Mortgage Finance–0.05%
Hudson City Bancorp	152,652	1,381,501
People’s United Financial	108,817	1,564,788

		2,946,289

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–1.58%
Altria Group	715,001	$24,560,284
Lorillard	129,667	5,806,488
Philip Morris International	576,116	49,885,884
Reynolds American	111,060	5,417,507

		85,670,163

Trading Companies & Distributors–0.20%
Fastenal	99,103	4,979,926
Grainger (W.W.)	22,353	5,850,004

		10,829,930

Wireless Telecommunication Services–0.14%
†Crown Castle International	103,565	7,563,352

		7,563,352

Total Common Stock (Cost $4,303,354,579)		5,317,730,475

MONEY MARKET FUND–1.90%
Dreyfus Treasury & Agency Cash Management Fund	103,136,769	103,136,769

Total Money Market Fund (Cost $103,136,769)		103,136,769

	Principal Amount°
SHORT-TERM INVESTMENTS–0.14%
U.S. Treasury Obligation–0.14%
U.S. Treasury Bill
≠¥0.02% 10/3/13	1,500,000	1,499,999
≠¥0.03% 11/7/13	6,240,000	6,239,863

Total Short-Term Investments (Cost $7,739,806)		7,739,862

TOTAL VALUE OF SECURITIES–99.90% (Cost $4,414,231,154)	5,428,607,106
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	5,162,976

NET ASSETS APPLICABLE TO 446,208,222 SHARES OUTSTANDING–100.00%	$5,433,770,082

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

†	Non-income producing for the period.
ê	Includes $4,812,500 pledged as collateral for futures contracts as of September 30, 2013
*	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 9/30/13	Dividend Income
Lincoln National	$1,649,390	$1,148,489	$—	$—	$3,990,562	$26,328
State Street	4,762,066	1,462,256	(4,003,401)	(1,461)	10,368,118	107,463

	$6,411,456				$14,358,680

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,375	E-mini S&P 500 Index	$116,927,102	$115,108,125	12/21/13	$(1,818,977)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 4 in “Notes.”

REIT–Real Estate Investment Trust

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA S&P 500 Index Fund

Notes (unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)-LVIP SSgA S&P 500 Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Transactions with Affiliates

The Fund has investments in Lincoln National Corporation, the parent company of Lincoln Investment Advisors Corporation.

LVIP SSgA S&P 500 Index Fund–9

LVIP SSgA S&P 500 Index Fund

Notes (continued)

3. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,521,976,935

Aggregate unrealized appreciation	$1,043,622,279
Aggregate unrealized depreciation	(136,992,107)

Net unrealized appreciation	$906,630,172

For federal income tax purposes at December 31, 2012, capital loss carryforwards of $19,142,454 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years, will expire as follows: $4,853,086 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, long-term losses of $14,289,368 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock	$5,317,730,475	$—	$5,317,730,475
Money Market Fund	103,136,769	—	103,136,769
Short-Term Investments	—	7,739,862	7,739,862

Total	$5,420,867,244	$7,739,862	$5,428,607,106

Futures Contracts	$(1,818,977)	$—	$(1,818,977)

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

4. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP SSgA S&P 500 Index Fund–10

LVIP SSgA S&P 500 Index Fund

Notes (continued)

4. Derivatives (continued)

Futures Contracts–The Fund uses futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA S&P 500 Index Fund–11

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.14%
Aerospace & Defense–1.64%
AAR	24,098	$658,598
†AeroVironment	9,581	221,321
American Science & Engineering	6,301	380,013
†API Technologies	17,938	52,558
†Astronics	9,359	465,236
Cubic	13,917	747,065
Curtiss-Wright	32,044	1,504,786
†DigitalGlobe	47,766	1,510,361
†Ducommun	6,800	195,024
†Engility Holdings	11,000	349,030
†Esterline Technologies	20,722	1,655,481
†GenCorp	36,468	584,582
HEICO	35,535	2,407,141
†KEYW Holding	20,408	274,488
†Kratos Defense & Security Solutions	24,950	206,586
†LMI Aerospace	5,541	74,028
†Moog Class A	30,581	1,794,187
National Presto Industries	2,772	195,177
†Orbital Sciences	41,155	871,663
†Sparton	6,600	168,300
†TASER International	25,645	382,367
†Teledyne Technologies	24,664	2,094,714

		16,792,706

Air Freight & Logistics–0.46%
†Air Transport Services Group	31,176	233,508
†Atlas Air Worldwide Holdings	18,320	844,735
†Echo Global Logistics	12,791	267,844
Forward Air	20,239	816,644
†Hub Group Class A	25,544	1,002,091
†Pacer International	21,482	132,974
†Park-Ohio Holdings	3,816	146,611
UTi Worldwide	58,100	877,891
†XPO Logistics	19,134	414,634

		4,736,932

Airlines–0.69%
Allegiant Travel	10,284	1,083,522
†Hawaiian Holdings	28,225	209,994
†JetBlue Airways	160,283	1,067,485
†Republic Airways Holdings	35,949	427,793
SkyWest	37,292	541,480
†Spirit Airlines	38,588	1,322,411
†US Airways Group	128,264	2,431,885

		7,084,570

Auto Components–1.01%
†American Axle & Manufacturing
Holdings	46,581	918,577
Cooper Tire & Rubber	39,417	1,214,044
Dana Holdings	94,072	2,148,604
Dorman Products	17,073	845,967
Drew Industries	13,904	633,188

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†Federal-Mogul Class A	10,234	$171,829
†Fuel Systems Solutions	8,782	172,654
†Gentherm	24,306	463,758
†Modine Manufacturing	25,964	379,853
Remy International	9,000	182,160
Shiloh Industries	2,474	32,409
Spartan Motors	20,504	124,459
Standard Motor Products	14,451	464,744
†Stoneridge	17,031	184,105
Superior Industries International	13,307	237,264
†Tenneco	40,977	2,069,339
†Tower International	2,620	52,374

		10,295,328

Automobiles–0.04%
†Winnebago Industries	16,273	422,447

		422,447

Beverages–0.17%
†Boston Beer Class A	5,416	1,322,641
Coca-Cola Bottling Consolidated	2,713	169,888
†Craft Brewers Alliance	6,450	86,688
National Beverage	6,867	122,645

		1,701,862

Biotechnology–4.12%
†ACADIA Pharmaceuticals	44,900	1,233,403
†Achillion Pharmaceuticals	61,872	186,853
†Acorda Therapeutics	27,671	948,562
†Aegerion Pharmaceuticals	19,243	1,649,318
†Agios Pharmaceuticals	4,400	123,024
†Alnylam Pharmaceuticals	37,776	2,418,042
†AMAG Pharmaceuticals	12,229	262,679
†Amicus Therapeutics	15,126	35,092
†Anacor Pharmaceuticals	10,451	110,990
†Arena Pharmaceuticals	147,943	779,660
†ArQule	34,141	79,549
†Array BioPharma	84,233	523,929
†Astex Pharmaceuticals	51,501	436,728
†AVEO Pharmaceuticals	21,892	45,316
†Biotime	16,944	64,387
†Bluebird Bio	4,400	118,624
†Cell Therapeutics	119,200	195,488
†Celldex Therapeutics	50,840	1,801,261
†Cepheid	44,206	1,725,802
†Chelsea Therapeutics International	43,000	129,430
†ChemoCentryx	15,750	87,570
†Chimerix	5,400	118,692
†Clovis Oncology	9,635	585,615
†Coronado Biosciences	12,304	86,374
†Curis	43,673	194,782
†Cytokinetics	15,866	120,423
†Cytori Therapeutics	30,696	71,522

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Dendreon	112,469	$329,534
†Durata Therapeutics	4,327	39,116
†Dyax	58,731	402,895
†Dynavax Technologies	96,574	115,889
†Emergent BioSolutions	14,348	273,329
Enzon Pharmaceuticals	26,385	44,327
†Epizyme	3,800	152,494
†Exact Sciences	49,750	587,548
†Exelixis	130,268	758,160
†Galena Biopharma	53,500	121,445
†Genomic Health	11,777	360,141
†Geron	79,044	264,797
†GTx	11,926	23,971
†Halozyme Therapeutic	64,143	708,139
†Hyperion Therapeutics	3,334	87,117
†Idenix Pharmaceuticals	78,405	408,490
†Immunogen	57,593	980,233
†Immunomedics	38,326	237,238
†Infinity Pharmaceuticals	30,724	536,134
†Insmed	18,100	282,541
†Insys Therapeutics	4,300	150,457
†Intercept Pharmaceuticals	5,230	361,027
†InterMune	57,853	889,201
†Intrexon	7,500	177,675
†Ironwood Pharmaceuticals	64,972	769,918
†Isis Pharmaceuticals	75,541	2,835,809
†KaloBios Pharmaceuticals	418	1,889
†Keryx Biopharmaceuticals	59,087	596,779
†KYTHERA Biopharmaceuticals	6,546	299,152
†Lexicon Pharmaceutical	168,816	400,094
†Ligand Pharmaceuticals Class B	12,665	548,141
†MannKind	104,036	593,005
†Merrimack Pharmaceuticals	58,270	221,426
†MiMedx Group	54,000	225,180
†Momenta Pharmaceuticals	34,182	491,879
†Nanosphere	26,900	53,800
†Neurocrine Biosciences	47,253	534,904
†NewLink Genetics	12,347	231,877
†Novavax	78,836	249,122
†NPS Pharmaceuticals	63,805	2,029,637
†OncoGenex Pharmaceutical	9,016	83,578
†Opko Health	123,339	1,086,617
†Orexigen Therapeutics	68,420	420,099
†Osiris Therapeutics	15,147	252,046
PDL BioPharma	97,281	775,330
†Peregrine Pharmaceuticals	87,900	123,939
†Portola Pharmaceuticals	6,200	165,850
†Progenics Pharmaceuticals	47,098	236,903
†Prothena	7,600	153,748
†PTC Therapeutics	6,300	135,198
†Puma Biotechnology	14,200	761,972
†Raptor Pharmaceutical	41,230	615,976

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Regulus Therapeutics	6,327	$59,664
†Repligen	17,025	188,807
†Rigel Pharmaceuticals	41,474	148,477
†Sangamo Biosciences	29,189	305,901
†Sarepta Therapeutics	20,400	963,492
†SIGA Technologies	21,262	81,646
Spectrum Pharmaceuticals	44,725	375,243
†Stemline Therapeutics	5,900	267,211
†Sunesis Pharmaceuticals	15,397	76,369
†Synageva BioPharma	10,907	690,522
†Synergy Pharmaceuticals	51,618	235,894
†Synta Pharmaceuticals	20,690	130,554
†Targacept	15,672	83,218
†TESARO	8,604	333,319
†Threshold Pharmaceuticals	24,747	115,074
†Vanda Pharmaceuticals	17,481	191,767
†Verastem	14,603	181,661
†Vical	36,548	45,685
†XOMA	38,370	171,898
†ZIOPHARM Oncology	36,734	145,099

		42,110,382

Building Products–0.70%
AAON	20,478	543,895
†American Woodmark	5,775	200,104
Apogee Enterprises	20,247	600,931
†Builders FirstSource	25,066	147,388
†Gibraltar Industries	17,356	247,497
Griffon	26,364	330,605
Insteel Industries	10,739	172,898
†NCI Building Systems	8,291	105,627
†Nortek	5,776	396,869
†Patrick Industries	2,201	66,140
†PGT	26,695	264,547
†Ply Gem Holdings	10,100	141,198
Quanex Building Products	26,652	501,857
Simpson Manufacturing	27,789	905,088
†Trex	10,547	522,393
Universal Forest Products	14,170	596,557
†USG	50,245	1,436,002

		7,179,596

Capital Markets–2.67%
Apollo Investment	141,772	1,155,442
Arlington Asset Investment Class A	10,985	261,223
BGC Partners Class A	81,409	459,961
BlackRock Kelso Capital	54,349	515,772
Calamos Asset Management Class A	11,459	114,475
Capital Southwest	9,136	312,543
CIFC	325	2,564
Cohen & Steers	10,369	366,129
†Cowen Group Class A	48,235	166,411

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Diamond Hill Investment Group	1,532	$163,847
†Doral Financial	3,841	73,286
Evercore Partners Class A	19,892	979,283
†FBR	5,231	140,243
Fidus Investment	6,028	116,944
Fifth Street Finance	86,522	890,314
Financial Engines	33,022	1,962,828
FXCM Class A	23,453	463,197
GAMCO Investors	2,896	219,893
GFI Group	42,044	166,074
Gladstone Capital	13,008	113,560
Gladstone Investment	14,186	100,011
Golub Capital	25,841	448,075
Greenhill	17,390	867,413
†GSV Capital	10,671	158,144
Hannon Armstrong Sustainable Infrastructure Capital	9,400	107,160
Hercules Technology Growth Capital	44,834	683,719
†HFF Class A	18,481	462,949
Horizon Technology Finance	2,265	30,170
†ICG Group	21,759	308,760
†Imperial Holdings	17,900	113,307
†International FCStone	7,724	157,956
†Investment Technology Group	22,742	357,504
Janus Capital Group	95,600	813,556
JMP Group	10,465	64,778
KCAP Financial	12,506	112,304
†KCG Holdings	49,666	430,604
†Ladenburg Thalmann Financial Services	61,708	111,691
Main Street Capital	25,633	767,196
Manning & Napier	6,816	113,691
MCG Capital	43,766	220,581
Medallion Financial	9,424	140,229
Medley Capital	17,958	247,645
MVC Capital	14,930	194,986
New Mountain Finance	28,622	412,440
NGP Capital Resources	15,565	115,648
Oppenheimer Holdings Class A	5,102	90,663
†Outerwall	19,144	957,009
PennantPark Floating Rate Capital	6,683	92,092
PennantPark Investment	48,225	543,014
†Piper Jaffray	11,068	379,522
Prospect Capital	171,272	1,914,821
Pzena Investment Management Class A	4,622	31,337
†Safeguard Scientifics	11,320	177,611
Solar Capital	32,065	710,881
Solar Senior Capital	7,788	140,807
Stellus Capital Investment	3,291	49,299
†Stifel Financial	41,447	1,708,445
†SWS Group	18,358	102,438

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
TCP Capital	16,691	$270,728
†=Teton Advisors Class B	19	0
THL Credit	16,839	263,025
TICC Capital	41,195	401,621
Triangle Capital	20,245	594,596
†Virtus Investment Partners	4,172	678,534
†Walter Investment Management	24,618	973,396
Westwood Holdings Group	4,114	197,678
WhiteHorse Finance	5,642	85,194
†WisdomTree Investments	64,408	747,777

		27,294,994

Chemicals–2.34%
†American Pacific	3,800	208,088
American Vanguard	19,795	532,881
†Arabian American Development	10,992	100,027
Axiall	46,521	1,758,029
Balchem	20,207	1,045,712
†Calgon Carbon	37,940	720,481
Chase	4,411	129,595
†Chemtura	66,720	1,533,893
†Ferro	47,587	433,518
†Flotek Industries	28,886	664,378
Fuller (H.B.)	33,909	1,532,348
FutureFuel	17,308	310,852
†GSE Holding	5,496	11,432
Hawkins	5,039	190,172
Innophos Holdings	15,164	800,356
Innospec	16,204	756,079
Intrepid Potash	35,100	550,368
KMG Chemicals	4,772	104,936
Koppers Holdings	14,660	625,249
†Kraton Performance Polymers	23,641	463,127
†Landec	20,233	246,843
†LSB Industries	13,961	468,112
Minerals Technologies	24,364	1,202,851
Olin	54,417	1,255,400
†OM Group	22,841	771,569
†Omnova Solutions	25,540	218,367
†Penford	9,600	137,472
PolyOne	66,964	2,056,464
Quaker Chemical	9,213	673,010
†Rentech	117,473	232,597
Schulman (A.)	20,931	616,627
Sensient Technologies	33,895	1,623,232
Stepan	12,570	725,666
†Taminco	10,100	205,030
Tredegar	17,730	460,980
Zep	12,945	210,486
†Zoltek	16,938	282,695

		23,858,922

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks–6.64%
1st Source	8,559	$230,408
1st United Bancorp	16,067	117,771
Access National	4,072	58,067
American National Bankshares	4,395	101,964
†Ameris Bancorp	13,479	247,744
Ames National	4,997	113,782
Arrow Financial	6,192	157,969
Bancfirst	5,593	302,414
Banco Latinoamericano de Exportacions	20,458	509,813
†Bancorp	19,147	339,285
BancorpSouth	64,531	1,286,748
Bank of Kentucky Financial	3,195	87,255
Bank of Marin Bancorp	3,249	134,996
Bank of the Ozarks	20,160	967,478
Banner	10,919	416,669
Bar Harbor Bankshares	2,195	80,754
BBCN Bancorp	54,633	751,750
BNC Bancorp	11,700	156,078
Boston Private Financial Holdings	55,938	620,912
Bridge Bancorp	5,392	115,928
†Bridge Capital Holdings	6,125	104,003
Bryn Mawr Bank	7,164	193,213
C&F Financial	1,761	85,232
Camden National	4,258	174,152
†Capital Bank Financial	15,870	348,347
†Capital City Bank Group	6,384	75,204
Cardinal Financial	16,221	268,133
†Cascade Bancorp	3,320	19,356
Cathay General Bancorp	53,903	1,259,713
Center Bancorp	6,714	95,607
Centerstate Banks of Florida	19,205	185,904
Central Pacific Financial	11,930	211,161
Century Bancorp Class A	2,361	78,692
Chemical Financial	19,612	547,567
Chemung Financial	3,800	131,594
Citizens & Northern	7,361	146,778
City Holding	8,797	380,382
CNB Financial	7,091	120,902
CoBiz Financial	20,253	195,644
Columbia Banking System	35,483	876,430
Community Bank System	27,446	936,458
Community Trust Bancorp	8,079	327,927
†CommunityOne Bancorp	5,605	55,377
†ConnectOne Bancorp	83	2,914
†CU Bancorp	6,000	109,500
†Customers Bancorp	12,800	206,080
CVB Financial	61,859	836,334
†Eagle Bancorp	16,509	467,040
Enterprise Bancorp	3,260	61,647
Enterprise Financial Services	9,538	160,048
†Farmers Capital Bank	4,800	104,928

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
Fidelity Southern	5,439	$83,434
Financial Institutions	7,188	147,066
First Bancorp (Maine)	5,538	92,928
First Bancorp (North Carolina)	13,185	190,523
†First Bancorp (Puerto Rico)	38,835	220,583
First Busey	57,291	298,486
First Commonwealth Financial	71,539	542,981
First Community Bancshares	10,063	164,530
First Connecticut Bancorp	9,428	138,592
First Financial	6,459	203,911
First Financial Bancorp	41,273	626,111
First Financial Bankshares	21,507	1,265,042
First Financial Holdings	14,791	815,872
First Interstate Bancsystem	13,498	325,977
First Merchants	15,883	275,252
First Midwest Bancorp	52,555	794,106
First of Long Island	4,757	184,809
†First Security Group	61,500	127,920
FirstMerit	110,407	2,396,936
FNB	95,384	1,157,008
German American Bancorp	10,082	254,268
Glacier Bancorp	49,474	1,222,503
Great Southern Bancorp	8,370	236,285
Guaranty Bancorp	8,468	115,927
Hancock Holding	57,064	1,790,668
Hanmi Financial	17,420	288,649
Heartland Financial USA	8,038	223,939
Heritage Commerce	11,254	86,093
Heritage Financial	9,653	149,815
†Heritage Oaks Bancorp	11,216	71,782
Home Bancshares	31,114	944,932
†HomeTrust Bancshares	9,977	164,621
Horizon Bancorp	3,137	73,249
Hudson Valley Holding	8,838	165,978
Iberiabank	20,304	1,053,168
Independent Bank	15,984	570,629
Independent Bank Group	3,900	140,400
International Bancshares	37,064	801,694
†Intervest Bancshares	18,600	147,498
Investors Bancorp	31,265	684,078
Lakeland Bancorp	23,313	262,271
Lakeland Financial	8,978	293,132
LCNB	6,300	123,417
†Macatawa Bank	25,100	135,038
MainSource Financial Group	11,420	173,470
MB Financial	37,639	1,062,925
Mercantile Bank	4,833	105,263
Merchants Bancshares	2,742	79,381
†Metro Bancorp	9,010	189,300
MetroCorp Bancshares	8,711	119,863
Middleburg Financial	2,970	57,262
MidSouth Bancorp	4,611	71,471

LVIP SSgA Small-Cap Index Fund–4

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
MidWestOne Financial Group	3,742	$96,207
National Bank Holdings Class A	33,452	687,104
National Bankshares	3,739	134,193
National Penn Bancshares	75,013	753,881
NBT Bancorp	30,839	708,680
†NewBridge Bancorp	16,200	118,098
Northrim BanCorp	3,625	87,363
OFG Bancorp	26,288	425,603
Old National Bancorp	69,925	992,935
†OmniAmerican Bancorp	5,953	145,610
Pacific Continental	11,170	146,439
†Pacific Premier Bancorp	9,900	133,056
PacWest Bancorp	25,683	882,468
Park National	8,076	638,650
Park Sterling	21,333	136,745
Peapack Gladstone Financial	4,946	91,748
Penns Woods Bancorp	2,076	103,426
Peoples Bancorp	5,940	124,027
†Pinnacle Financial Partners	24,704	736,426
†Preferred Bank	6,429	114,372
PrivateBancorp	44,505	952,407
Prosperity Bancshares	38,651	2,390,178
Renasant	19,696	535,140
Republic Bancorp Class A	6,086	167,669
S&T Bancorp	16,556	400,986
Sandy Spring Bancorp	17,313	402,700
†Seacoast Banking Corp. of Florida	39,718	86,188
Sierra Bancorp	8,220	129,301
Simmons First National Class A	10,041	312,175
Southside Bancshares	10,479	281,047
†Southwest Bancorp	11,998	177,690
State Bank Financial	17,728	281,343
StellarOne	13,567	305,258
Sterling Bancorp	17,828	244,778
Sterling Financial	21,756	623,309
†Suffolk Bancorp	5,549	98,328
†Sun Bancorp	26,407	101,139
Susquehanna Bancshares	119,510	1,499,851
SY Bancorp	6,755	191,369
†Taylor Capital Group	8,986	199,040
†Texas Capital Bancshares	27,315	1,255,671
Tompkins Financial	9,297	429,707
TowneBank	14,865	214,353
Trico Bancshares	8,853	201,671
Trustmark	45,779	1,171,942
UMB Financial	22,082	1,199,936
Umpqua Holdings	76,777	1,245,323
Union First Market Bankshares	10,941	255,691
United Bankshares	34,727	1,006,388
†United Community Banks	23,456	351,840
Univest Corp. of Pennsylvania	13,432	253,193
†VantageSouth Bancshares	1,557	8,268

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Banks (continued)
†Virginia Commerce Bancorp	15,750	$244,598
Washington Banking	9,441	132,740
Washington Trust Bancorp	7,875	247,511
Webster Financial	57,853	1,476,987
Wesbanco	18,526	550,778
West Bancorporation	8,863	122,309
Westamerica Bancorporation	17,281	859,557
†Western Alliance Bancorp	50,890	963,348
Wilshire Bancorp	34,147	279,322
Wintrust Financial	25,007	1,027,037
†Yadkin Financial	9,200	158,516

		67,768,701

Commercial Services & Supplies–2.15%
ABM Industries	37,223	990,876
†ACCO Brands	80,624	535,343
†Acorn Energy	9,903	58,428
†Advanced Emissions Solutions	5,004	213,771
†ARC Document Solutions	18,270	83,859
Brink’s	32,657	924,193
†Casella Waste Systems	17,634	101,396
Ceco Environmental	13,767	193,839
†Cenveo	27,711	81,747
CompX International	685	8,891
†Consolidated Graphics	4,500	252,270
†Costa	4,476	85,134
Courier	7,086	112,101
Deluxe	34,640	1,443,102
†EnerNOC	14,485	217,130
Ennis	14,460	260,858
G&K Services Class A	13,361	806,871
Healthcare Services Group	46,081	1,187,047
†Heritage-Crystal Clean	4,288	77,270
Herman Miller	39,987	1,166,821
HNI	31,075	1,124,294
†InnerWorkings	28,357	278,466
Inteliquent	15,589	150,590
Interface Class A	40,921	811,873
Intersections	5,944	52,129
Kimball International Class B	18,102	200,751
Knoll	34,282	580,737
McGrath RentCorp	17,740	633,318
Mine Safety Appliances	19,018	981,519
†Mobile Mini	26,266	894,620
Multi-Color	7,892	267,776
NL Industries	4,936	56,024
†Performant Financial	14,295	156,101
Quad Graphics	14,123	428,774
Schawk	6,850	101,654
†Speed Commerce	43,000	141,040
†Standard Parking	12,197	327,977
Steelcase Class A	53,334	886,411

LVIP SSgA Small-Cap Index Fund–5

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Straight Path Communications Class B	4,057	$21,340
†Swisher Hygiene	62,085	37,655
†Team	14,113	560,992
†Tetra Tech	43,191	1,118,215
TMS International Class A	8,226	143,461
†TRC	9,624	71,218
UniFirst	9,967	1,040,754
United Stationers	28,019	1,218,827
US Ecology	10,719	322,963
Viad	11,113	277,269
West	13,600	301,512

		21,989,207

Communications Equipment–2.03%
Adtran	39,848	1,061,551
Alliance Fiber Optic Products	10,600	216,982
†Anaren	5,501	140,276
†ARRIS Group	76,894	1,311,812
†Aruba Networks	75,888	1,262,776
†Aviat Networks	35,955	92,764
Bel Fuse Class B	6,538	114,023
Black Box	12,650	387,596
†CalAmp	26,672	470,227
†Calix	21,131	268,998
†Ciena	67,840	1,694,643
Comtech Telecommunications	12,775	310,688
†Digi International	14,522	145,365
†Emulex	65,406	507,551
†Extreme Networks	51,945	271,153
†Finisar	63,267	1,431,732
†Gigamon	5,100	197,064
†Globecomm Systems	14,528	203,828
†Gogo	7,200	127,944
†Harmonic	59,588	458,232
†Infinera	80,441	909,788
InterDigital	27,788	1,037,326
†Ixia	38,491	603,154
†KVH Industries	9,275	127,995
†Loral Space & Communications	8,361	566,291
†NETGEAR	26,334	812,667
†Numerex Class A	4,973	54,454
†Oplink Communications	14,863	279,722
†Parkervision	42,233	141,481
PC-Tel	10,236	90,589
Plantronics	28,851	1,328,589
†Procera Networks	10,635	164,736
†Ruckus Wireless	27,911	469,742
†ShoreTel	27,168	164,095
†Sonus Networks	156,112	527,659
†Symmetricom	16,198	78,074
Tellabs	261,286	593,119
Tessco Technologies	2,972	100,156

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Ubiquiti Networks	7,429	$249,540
†ViaSat	25,346	1,615,808
†Westell Technologies Class A	34,507	115,598

		20,705,788

Computers & Peripherals–0.53%
†Avid Technology	17,270	103,620
†Cray	28,069	675,621
†Datalink	8,467	114,474
†Electronics for Imaging	32,167	1,019,051
†Fusion-io	48,700	652,093
†Imation	18,001	73,804
†Immersion	17,427	229,862
†QLogic	64,241	702,797
†Quantum	129,528	178,749
†Silicon Graphics International	24,767	402,464
†Silver Spring Networks	5,700	98,781
†Super Micro Computer	17,315	234,445
†Synaptics	19,952	883,475

		5,369,236

Construction & Engineering–0.86%
†Aegion	27,728	657,985
†Ameresco Class A	10,729	107,505
†Argan	5,151	113,167
Comfort Systems USA	27,536	462,880
†Dycom Industries	24,129	675,371
EMCOR	44,877	1,756,037
†Furmanite	22,318	220,948
Granite Construction	26,840	821,304
Great Lakes Dredge & Dock	30,397	225,546
†Layne Christensen	10,946	218,482
†MasTec	37,378	1,132,553
Michael Baker	5,072	205,264
†MYR Group	11,394	276,874
†National Technical Systems	4,700	107,395
†Northwest Pipe	5,496	180,708
†Orion Marine Group	17,195	179,000
†Pike Electric	20,988	237,584
Primoris Services	21,738	553,667
†Sterling Construction	9,910	91,668
†Tutor Perini	26,883	573,146

		8,797,084

Construction Materials–0.16%
†Headwaters	51,923	466,788
†Texas Industries	13,952	925,157
†United States Lime & Minerals	1,487	87,138
†US Concrete	8,600	172,516

		1,651,599

Consumer Finance–0.79%
Cash America International	18,256	826,632

LVIP SSgA Small-Cap Index Fund–6

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†Consumer Portfolio Services	14,500	$85,985
†Credit Acceptance	5,213	577,653
†DFC Global	23,614	259,518
†Encore Capital Group	17,663	810,025
†Ezcorp Class A	33,919	572,553
†First Cash Financial Services	19,617	1,136,805
†First Marblehead	45,008	36,907
†Green Dot Class A	17,841	469,754
Nelnet Class A	14,038	539,761
Nicholas Financial	6,497	105,836
†Portfolio Recovery Associates	32,523	1,949,429
†Regional Management	2,643	84,047
†World Acceptance	6,901	620,538

		8,075,443

Containers & Packaging–0.35%
†AEP Industries	2,547	189,268
†Berry Plastics Group	35,487	708,675
†Boise	71,684	903,218
†Graphic Packaging Holding	134,496	1,151,286
Myers Industries	18,597	373,986
†UFP Technologies	3,077	70,063
†Xerium Technologies	11,200	129,808

		3,526,304

Distributor–0.25%
Core-Mark Holding	8,315	552,449
Pool	29,871	1,676,659
†VOXX International Class A	11,189	153,289
Weyco Group	4,458	126,251

		2,508,648

Diversified Consumer Services–1.14%
†American Public Education	10,160	384,048
†Ascent Capital Group Class A	9,977	804,346
†Bridgepoint Education	10,408	187,760
†Bright Horizons Family Solutions	9,163	328,310
†Capella Education	7,080	400,445
†Career Education	28,568	78,848
Carriage Services	8,735	169,459
†Corinthian Colleges	45,932	100,591
†Education Management	14,849	135,423
†Grand Canyon Education	27,608	1,112,050
Hillenbrand	37,936	1,038,308
†ITT Educational Services	15,000	465,000
†K12	19,400	599,072
†LifeLock	38,881	576,605
Lincoln Educational Services	13,687	63,097
Mac-Gray	6,997	101,876
Matthews International Class A	19,707	750,443
Regis	30,446	446,947
Sotheby’s	45,675	2,244,013
†Steiner Leisure	9,380	548,073

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
Stewart Enterprises Class A	51,157	$672,203
†Strayer Education	5,965	247,667
Universal Technical Institute	12,295	149,138

		11,603,722

Diversified Financial Services–0.32%
California First National Bancorp	1,125	19,204
Gain Capital Holdings	8,253	103,905
MarketAxess Holdings	24,985	1,500,099
Marlin Business Services	5,686	141,923
†NewStar Financial	15,598	284,975
†PHH	39,352	934,216
†PICO Holdings	12,671	274,454
Resource America Class A	6,711	53,889

		3,312,665

Diversified Telecommunication Services–0.52%
†8x8	52,540	529,078
Atlantic Tele-Network	5,292	275,872
†Cbeyond	16,327	104,656
†Cincinnati Bell	142,026	386,311
Cogent Communications Group	32,304	1,041,804
Consolidated Communications Holdings	28,716	495,064
†Cvent	4,200	147,714
†FairPoint Communications	7,137	68,158
†General Communication Class A	20,519	195,341
†Hawaiian Telcom Holdco	5,671	150,849
HickoryTech	8,538	97,162
†IDT Class B	8,115	144,041
†InContact	34,194	282,784
†Iridium Communications	41,150	283,112
Lumos Networks	8,357	181,096
†magicJack VocalTec	8,294	106,744
†ORBCOMM	23,594	124,340
†Premiere Global Services	28,936	288,203
†Primus Telecommunications Group	6,714	22,760
†Towerstream	26,640	76,190
†Vonage Holdings	90,553	284,336

		5,285,615

Electric Utilities–1.29%
ALLETE	25,883	1,250,149
Cleco	38,687	1,734,725
El Paso Electric	27,441	916,529
Empire District Electric	29,614	641,439
Idacorp	33,776	1,634,758
MGE Energy	15,951	870,127
Otter Tail	25,281	697,756
PNM Resources	54,236	1,227,361
Portland General Electric	50,914	1,437,302
UIL Holdings	34,340	1,276,761
UNITIL	7,741	226,579

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
UNS Energy	27,339	$1,274,544

		13,188,030

Electrical Equipment–1.63%
Acuity Brands	28,409	2,614,196
†American Superconductor	25,748	60,250
AZZ	17,627	737,866
Belden	28,242	1,808,900
Brady Class A	29,637	903,929
†Capstone Turbine	165,987	195,865
Coleman Cable	4,431	93,538
Encore Wire	12,126	478,249
EnerSys	32,406	1,964,776
†Enphase Energy	4,400	35,816
Franklin Electric	32,140	1,266,316
†FuelCell Energy	87,134	112,403
†Generac Holdings	32,982	1,406,352
General Cable	31,900	1,012,825
Global Power Equipment Group	10,815	217,490
†GrafTech International	74,900	632,905
†II-VI	30,951	582,498
LSI Industries	13,077	110,370
†Polypore International	29,900	1,225,003
†Powell Industries	5,108	313,069
†PowerSecure International	12,100	194,205
Preformed Line Products	1,286	92,502
†Revolution Lighting Technologies	30,400	77,824
†Thermon Group Holdings	17,403	402,183
†Vicor	11,771	96,287

		16,635,617

Electronic Equipment, Instruments & Components–2.51%
†Aeroflex Holding	12,067	84,952
†Agilysys	10,614	126,519
†Anixter International	17,401	1,525,372
†Audience	3,406	38,283
Badger Meter	10,561	491,087
†Benchmark Electronics	37,066	848,441
†Checkpoint Systems	29,772	497,192
Cognex	58,330	1,829,229
†Coherent	16,332	1,003,601
CTS	19,811	312,419
Daktronics	19,961	223,364
†DTS	10,265	215,565
Electro Rent	10,347	187,695
Electro Scientific Industries	13,023	152,499
†Fabrinet	18,141	305,494
†FARO Technologies	12,399	522,866
FEI	27,311	2,397,906
†=Gerber Scientific	6,600	0
†GSI Group	15,463	147,517
†Insight Enterprises	31,603	597,929

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†InvenSense	36,352	$640,522
†Itron	25,300	1,083,599
†KEMET	26,326	110,043
Littelfuse	14,806	1,158,125
†Maxwell Technologies	15,676	142,338
†Measurement Specialties	11,141	604,288
†Mercury Computer Systems	17,051	170,339
Mesa Laboratories	1,430	96,682
Methode Electronics	21,566	603,848
MTS Systems	11,357	730,823
†Multi-Fineline Electronix	5,497	89,161
†Neonode	12,534	80,468
†Newport	28,949	452,473
†OSI Systems	13,768	1,025,303
Park Electrochemical	15,488	443,731
PC Connection	4,524	68,267
†Plexus	20,863	776,104
†RadiSys	12,898	41,403
†RealD	23,740	166,180
Richardson Electronics	8,392	95,417
†Rofin-Sinar Technologies	16,047	388,498
†Rogers	11,652	693,061
†Sanmina	56,695	991,596
†ScanSource	19,537	675,980
†Synnex	18,523	1,138,238
†TTM Technologies	40,422	394,115
†Uni-Pixel	6,500	115,245
†Universal Display	27,541	882,138
†Viasystems Group	1,851	26,747
†Vishay Precision Group	7,609	110,711
†Zygo	9,541	152,465

		25,655,838

Energy Equipment & Services–1.83%
†Basic Energy Services	17,079	215,879
Bolt Technology	4,732	85,413
Bristow Group	24,191	1,760,137
†C&J Energy Services	31,629	635,110
†Cal Dive International	56,771	116,381
CARBO Ceramics	12,700	1,258,697
†Dawson Geophysical	3,604	117,022
†Era Group	12,900	350,622
†Exterran Holdings	36,900	1,017,333
†Forum Energy Technologies	25,246	681,894
†Geospace Technologies	8,853	746,308
†Global Geophysical Services	13,433	36,403
Gulf Island Fabrication	8,179	200,467
Gulfmark Offshore	18,598	946,452
†Helix Energy Solutions Group	71,156	1,805,228
†Hercules Offshore	110,376	813,471
†Hornbeck Offshore Services	24,059	1,381,949
†ION Geophysical	93,938	488,478

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Key Energy Services	106,617	$777,238
†Matrix Service	15,307	300,323
†Mitcham Industries	7,277	111,265
†Natural Gas Services Group	7,585	203,430
†Newpark Resources	52,041	658,839
†Nuverra Environmental Solutions	76,925	176,158
†Parker Drilling	66,845	381,017
†PHI	7,182	270,833
†Pioneer Energy Services	35,583	267,228
†RigNet	6,774	245,354
SEACOR Holdings	12,900	1,166,676
†Tesco	16,946	280,795
†TETRA Technologies	55,642	697,194
TGC Industries	8,542	67,396
†Vantage Drilling	105,926	183,252
†Willbros Group	28,802	264,402

		18,708,644

Food & Staples Retailing–1.38%
Andersons	13,042	911,636
Arden Group	749	97,370
Casey’s General Stores	25,712	1,889,832
†Chefs’ Warehouse Holdings	6,095	140,795
†Fairway Group Holdings	10,100	258,156
Harris Teeter Supermarkets	33,414	1,643,635
Ingles Markets Class A	7,831	224,985
Nash Finch	7,021	185,425
†Natural Grocers by Vitamin Cottage	7,253	287,944
†Pantry	13,367	148,106
PriceSmart	12,432	1,184,024
†Rite Aid	494,362	2,353,163
Roundy’s	10,545	90,687
Spartan Stores	13,033	287,508
†SUPERVALU	130,047	1,070,287
†Susser Holdings	11,538	613,245
†United Natural Foods	32,899	2,211,471
Village Super Market Class A	4,613	175,386
Weis Markets	6,200	303,428

		14,077,083

Food Products–1.69%
Alico	2,463	101,402
†Annie’s	8,725	428,398
B&G Foods Class A	35,914	1,240,829
†Boulder Brands	42,613	683,513
Calavo Growers	6,954	210,289
Cal-Maine Foods	10,465	503,367
†Chiquita Brands International	26,357	333,680
†Darling International	79,559	1,683,468
†Diamond Foods	13,471	317,646
†Dole Food	32,854	447,471
†Farmer Bros	5,201	78,327

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Fresh Del Monte Produce	26,706	$792,634
Griffin Land & Nurseries	1,517	48,696
†Hain Celestial Group	24,849	1,916,355
†Inventure Foods	7,260	76,230
J&J Snack Foods	10,287	830,367
John B. Sanfilippo & Son	4,402	102,082
Lancaster Colony	12,654	990,682
Lifeway Foods	279	3,769
Limoneira	4,787	122,930
†Omega Protein	11,568	117,647
†Pilgrim’s Pride	43,551	731,221
†Post Holdings	20,954	845,913
Sanderson Farms	15,790	1,030,140
Seaboard	217	596,316
†Seneca Foods Class A	3,710	111,634
Snyders-Lance	30,615	883,243
Tootsie Roll Industries	13,796	425,193
†TreeHouse Foods	24,313	1,624,838

		17,278,280

Gas Utilities–0.91%
Chesapeake Utilities	5,377	282,239
Delta Natural Gas	3,744	82,705
Laclede Group	21,567	970,515
New Jersey Resources	28,291	1,246,219
Northwest Natural Gas	18,619	781,626
Piedmont Natural Gas	50,868	1,672,540
South Jersey Industries	20,652	1,209,794
Southwest Gas	31,195	1,559,750
WGL Holdings	34,824	1,487,333

		9,292,721

Health Care Equipment & Supplies–3.35%
Abaxis	15,213	640,467
†ABIOMED	23,939	456,517
†Accuray	39,618	292,777
†Align Technology	48,331	2,325,688
†Alliance HealthCare Services	4,300	119,067
†Alphatec Holdings	36,852	72,598
Analogic	8,637	713,762
†AngioDynamics	14,292	188,654
†Anika Therapeutics	6,595	158,016
†Antares Pharma	85,224	346,009
†ArthroCare	19,424	691,106
†AtriCure	8,503	93,363
Atrion	867	224,362
Cantel Medical	22,750	724,588
†Cardiovascular Systems	16,182	324,449
†Cerus	54,683	366,923
Conmed	19,922	677,149
CryoLife	18,010	126,070
†Cutera	14,800	131,720

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Cyberonics	19,004	$964,263
†Cynosure Class A	14,342	327,141
†Derma Sciences	5,264	65,168
†DexCom	47,277	1,334,630
†Endologix	39,532	637,651
†Exactech	2,783	56,077
†GenMark Diagnostics	18,700	227,205
†Globus Medical	34,974	610,646
†Greatbatch	16,925	575,958
†Haemonetics	34,334	1,369,240
†HeartWare International	11,180	818,488
†ICU Medical	8,867	602,335
†Insulet	35,785	1,296,848
†Integra LifeSciences Holdings	14,375	578,594
Invacare	17,539	302,899
†MAKO Surgical	31,447	928,001
Masimo	29,858	795,417
†Medical Action Industries	15,100	100,264
Meridian Bioscience	29,175	689,989
†Merit Medical Systems	31,574	382,993
†Natus Medical	16,263	230,609
†Navidea Biopharmaceuticals	54,950	145,618
†Neogen	16,275	988,218
†NuVasive	30,337	742,953
†NxStage Medical	37,454	492,895
†OraSure Technologies	25,406	152,690
†Orthofix International	14,003	292,103
†PhotoMedex	7,198	114,448
†Quidel	15,825	449,430
†Rochester Medical	5,937	118,503
†Rockwell Medical Technologies	19,835	226,317
†RTI Biologics	33,600	125,664
†Solta Medical	34,313	71,371
†Spectranetics	29,169	489,456
†Staar Surgical	21,099	285,680
STERIS	38,867	1,669,726
†SurModics	10,565	251,236
†Symmetry Medical	21,862	178,394
†TearLab	16,400	181,384
†Thoratec	36,700	1,368,543
†Tornier	16,665	322,134
†Unilife	58,087	192,849
Utah Medical Products	1,866	110,915
†Vascular Solutions	10,473	175,946
†Volcano	37,731	902,526
West Pharmaceutical Services	45,800	1,884,670
†Wright Medical Group	25,860	674,429
†Zeltiq Aesthetics	9,456	85,766

		34,261,565

Health Care Providers & Services–2.63%
†Acadia Healthcare	22,677	894,154

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Accretive Health	31,179	$284,352
†Addus HomeCare	4,700	136,159
Air Methods	26,596	1,132,990
Almost Family	4,576	88,912
†Amedisys	19,316	332,622
†AMN Healthcare Services	33,474	460,602
†Amsurg	22,042	875,067
†Bio-Reference Labs	17,670	527,980
†BioScrip	40,231	353,228
†Capital Senior Living	15,631	330,596
†Centene	34,652	2,216,342
Chemed	13,298	950,807
†Chindex International	7,771	132,496
†CorVel	7,212	266,628
†Cross Country Healthcare	18,317	111,001
†Emeritus	28,528	528,624
Ensign Group	12,645	519,836
†ExamWorks Group	22,004	571,884
†Five Star Quality Care	27,022	139,704
†Gentiva Health Services	18,554	223,390
†Hanger	23,832	804,568
HealthSouth	58,867	2,029,734
†Healthways	25,136	465,267
†IPC The Hospitalist	11,794	601,612
Kindred Healthcare	38,450	516,384
Landauer	7,171	367,514
†LHC Group	9,106	213,627
†Magellan Health Services	18,795	1,126,948
†Molina Healthcare	18,181	647,244
†MWI Veterinary Supply	8,706	1,300,328
National Healthcare	7,875	372,251
†National Research Class A	4,281	80,611
Owens & Minor	43,054	1,489,238
†PharMerica	17,449	231,548
†Providence Service	7,033	201,777
Select Medical Holdings	31,167	251,518
†Skilled Healthcare Group	13,045	56,876
†Team Health Holdings	44,059	1,671,598
†Triple-S Management Class B	17,738	326,202
U.S. Physical Therapy	9,349	290,567
Universal American	20,811	158,580
†Vanguard Health Systems	23,935	502,874
†WellCare Health Plans	29,059	2,026,575

		26,810,815

Health Care Technology–0.91%
†athenahealth	24,028	2,608,480
Computer Programs & Systems	8,149	476,717
†Greenway Medical Technologies	5,176	106,884
†HealthStream	14,645	554,753
†HMS Holdings	58,220	1,252,312
†MedAssets	40,674	1,033,933

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Medidata Solutions	17,917	$1,772,529
†Merge Healthcare	30,188	78,791
†Omnicell	24,825	587,856
Quality Systems	28,328	615,567
†Vocera Communications	13,540	251,844

		9,339,666

Hotels, Restaurants & Leisure–2.94%
†AFC Enterprises	14,429	628,960
†Biglari Holdings	1,084	447,334
†BJ’s Restaurants	17,274	496,109
†Bloomin’ Brands	35,452	837,022
Bob Evans Farms	17,832	1,021,239
†Boyd Gaming	45,383	642,169
†Bravo Brio Restaurant Group	11,026	166,493
†Buffalo Wild Wings	12,668	1,408,935
†Caesars Entertainment	25,500	502,605
†Carrols Restaurant Group	6,965	42,487
CEC Entertainment	13,169	603,930
Cheesecake Factory	34,186	1,502,475
Churchill Downs	9,121	789,149
†Chuy’s Holdings	10,432	374,404
Cracker Barrel Old Country Store	13,194	1,362,149
†Del Frisco’s Restaurant Group	6,887	138,911
†Denny’s	55,356	338,779
†Diamond Resorts International	11,600	218,196
DineEquity	10,632	733,608
Einstein Noah Restaurant Group	1,376	23,832
†Fiesta Restaurant Group	12,657	476,663
†Ignite Restaurant Group	3,734	57,952
International Speedway Class A	19,518	630,431
Interval Leisure Group	27,536	650,676
†Isle of Capri Casinos	14,073	106,392
†Jack in the Box	30,215	1,208,600
†Jamba	8,991	120,300
†Krispy Kreme Doughnuts	41,857	809,514
†Life Time Fitness	28,983	1,491,755
†Luby’s	11,043	79,289
Marcus	7,634	110,922
†Marriott Vacations Worldwide	18,472	812,768
†Monarch Casino & Resort	6,584	124,964
†Morgans Hotel Group	13,425	103,238
†Multimedia Games Holding	20,731	716,256
†Nathan’s Famous	1,435	75,739
†Noodles	4,000	170,680
†Orient-Express Hotels Class A	67,622	877,734
Papa John’s International	10,311	720,533
†Pinnacle Entertainment	40,785	1,021,664
†Red Robin Gourmet Burgers	9,222	655,684
†Ruby Tuesday	37,395	280,463
Ruth’s Hospitality Group	20,908	247,969
†Scientific Games Class A	31,152	503,728

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†SHFL Entertainment	38,849	$893,527
†Sonic	40,775	723,756
Speedway Motorsports	7,375	132,013
Texas Roadhouse	42,840	1,125,835
Town Sports International Holdings	12,484	162,042
Vail Resorts	24,346	1,689,125
†WMS Industries	37,933	984,361

		30,043,359

Household Durables–1.07%
Bassett Furniture Industries	6,198	100,346
†Beazer Homes USA	18,266	328,788
Blyth	6,024	83,312
†Cavco Industries	5,526	314,706
CSS Industries	5,355	128,574
Ethan Allen Interiors	17,332	483,043
†EveryWare Global	10,200	116,280
Flexsteel Industries	2,528	63,124
†Helen of Troy	22,047	974,477
Hooker Furniture	5,984	89,461
†Hovnanian Enterprises Class A	72,492	379,133
†iRobot	19,332	728,236
KB Home	56,036	1,009,769
La-Z-Boy	36,333	825,122
†Libbey	11,488	273,185
Lifetime Brands	6,178	94,462
†M/I Homes	17,574	362,376
MDC Holdings	26,234	787,282
†Meritage Homes	23,184	995,753
NACCO Industries Class A	2,592	143,649
Ryland Group	30,236	1,225,767
†Skullcandy	9,019	55,737
†Standard Pacific	94,998	751,434
†TRI Pointe Homes	7,052	103,523
†Universal Electronics	8,811	317,460
†William Lyon Homes Class A	8,800	178,816
†Zagg	14,061	63,275

		10,977,090

Household Products–0.23%
†Central Garden & Pet Class A	33,822	231,681
†Harbinger Group	22,756	235,980
Oil-Dri Corp of America	3,441	116,099
Orchids Paper Products	3,192	88,323
Spectrum Brands Holdings	13,797	908,394
WD-40	11,239	729,411

		2,309,888

Independent Power Producers & Energy Traders–0.24%
Atlantic Power	87,333	376,405
†Dynegy	64,100	1,238,412
†Genie Energy Class B	8,108	79,458
†NRG Yield Class A	14,600	442,234

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power Producers & Energy Traders (continued)
Ormat Technologies	10,656	$285,261

		2,421,770

Industrial Conglomerates–0.08%
Raven Industries	25,051	819,418

		819,418

Insurance–2.33%
†Ambac Financial Group	28,800	522,432
American Equity Investment Life Holding	44,455	943,335
†American Safety Insurance Holdings	5,644	170,449
AMERISAFE	10,399	369,268
Amtrust Financial Services	20,933	817,643
Argo Group International Holdings	17,407	746,412
Baldwin & Lyons Class B	4,943	120,510
†Citizens	21,491	185,682
CNO Financial Group	148,812	2,142,893
Crawford Class B	13,753	133,404
Donegal Group Class A	5,144	71,965
Eastern Insurance Holdings	3,734	91,147
†eHealth	11,719	378,055
EMC Insurance Group	2,600	78,468
Employers Holdings	22,527	669,953
†Enstar Group	5,911	807,443
FBL Financial Group Class A	5,574	250,273
First American Financial	71,376	1,738,006
†Fortegra Financial	3,185	27,104
†Global Indemnity	6,337	161,340
†Greenlight Capital Re Class A	20,357	578,953
†Hallmark Financial Services	8,751	77,621
HCI Group	4,007	163,646
†Health Insurance Innovations Class A	212	2,533
†Hilltop Holdings	39,767	735,690
Horace Mann Educators	28,031	795,520
Independence Holding	6,117	87,351
Infinity Property & Casualty	8,589	554,849
Investors Title	663	49,791
Kansas City Life Insurance	2,714	120,013
Maiden Holdings	29,195	344,793
Meadowbrook Insurance Group	27,948	181,662
Montpelier Re Holdings	28,676	747,010
National Interstate	3,801	105,706
National Western Life Insurance Class A	1,316	265,529
†Navigators Group	7,316	422,645
OneBeacon Insurance Group	12,787	188,736
†Phoenix Companies	3,506	135,577
Platinum Underwriters Holdings	20,306	1,212,877
Primerica	36,522	1,473,297
RLI	14,517	1,269,076
Safety Insurance Group	7,199	381,331

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Selective Insurance Group	37,807	$926,272
State Auto Financial	7,995	167,415
Stewart Information Services	14,639	468,302
Symetra Financial	54,099	964,044
†Third Point Reinsurance	16,500	239,085
Tower Group International	36,807	257,649
United Fire Group	11,621	354,092
Universal Insurance Holdings	14,103	99,426

		23,796,273

Internet & Catalog Retail–0.44%
†1-800-FLOWERS.com Class A	19,282	95,060
†Blue Nile	9,397	384,619
†ChannelAdvisor	3,400	124,542
HSN	21,712	1,164,197
NutriSystem	15,526	223,264
†Orbitz Worldwide	16,811	161,890
†Overstock.com	7,697	228,370
PetMed Express	12,372	201,540
†RetailMeNot	6,100	216,977
†Shutterfly	25,772	1,440,139
†Valuevision Media Class A	25,200	109,620
†Vitacost.com	12,185	103,573

		4,453,791

Internet Software & Services–2.88%
†Active Network	34,594	495,040
†Angie’s List	25,217	567,383
†Bankrate	33,582	690,782
†Bazaarvoice	30,780	279,482
†Blucora	29,268	672,579
†Brightcove	17,986	202,343
†Carbonite	5,870	88,050
†comScore	25,054	725,814
†Constant Contact	23,132	547,997
†Cornerstone OnDemand	25,910	1,332,810
†CoStar Group	18,892	3,171,967
†Dealertrack Technology	29,312	1,255,726
†Demand Media	16,515	104,375
†Demandware	10,330	478,589
†Dice Holdings	20,616	175,442
†Digital River	21,304	380,702
†E2open	9,499	212,778
EarthLink	77,353	382,897
†eGain	12,800	193,152
†Envestnet	16,793	520,583
†Global Eagle Entertainment	13,800	128,892
†Internap Network Services	29,321	203,781
†IntraLinks Holdings	18,705	164,604
j2 Global	31,087	1,539,428
†Limelight Networks	33,249	64,171
†Liquidity Services	16,626	557,969

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet Software & Services (continued)
†LivePerson	41,318	$390,042
†LogMeIn	17,571	545,580
Marchex Class B	12,954	94,305
†Marin Software	7,800	97,890
†Marketo	4,500	143,460
†Millennial Media	22,576	159,612
†Monster Worldwide	68,373	302,209
†Move	22,904	388,223
NIC	44,947	1,038,725
†OpenTable	15,580	1,090,288
†Perficient	17,625	323,595
†QuinStreet	19,511	184,379
†RealNetworks	13,048	111,691
†Reis.	5,300	85,701
†Responsys	19,762	326,073
†SciQuest	14,545	326,681
†Spark Networks	6,382	53,098
†SPS Commerce	9,101	609,039
†Stamps.com	7,838	359,999
†support.com	37,241	202,963
†TechTarget	10,197	50,883
†TeleCommunication Systems Class A	50,000	123,000
†Textura	3,400	146,472
†Travelzoo	3,660	97,136
†Trulia	17,236	810,609
United Online	66,688	532,170
†Unwired Planet	56,263	97,335
†ValueClick	51,007	1,063,496
†VistaPrint	20,934	1,183,190
†Vocus	11,455	106,646
†Web.com Group	26,851	868,361
†WebMD Health	20,530	587,158
†XO Group	15,201	196,397
†Xoom	2,847	90,563
†Yelp	19,082	1,262,847
†Zix	39,474	193,028

		29,380,180

IT Services–2.07%
†Acxiom	47,372	1,344,891
†Blackhawk Network Holdings	7,400	177,822
†CACI International Class A	15,561	1,075,421
†Cardtronics	30,540	1,133,034
Cass Information Systems	7,094	378,607
†CIBER	39,525	130,433
Computer Task Group	9,430	152,389
Convergys	67,322	1,262,288
CSG Systems International	24,388	610,919
†EPAM Systems	14,045	484,553
†Euronet Worldwide	31,248	1,243,670
EVERTEC	18,900	419,769
†ExlService Holdings	20,948	596,599

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Forrester Research	8,233	$302,645
†Global Cash Access Holdings	38,594	301,419
Hackett Group	13,891	99,043
Heartland Payment Systems	25,395	1,008,689
†Higher One Holdings	17,208	131,985
†iGate	23,898	663,408
†Lionbridge Technologies	22,570	83,283
Mantech International Class A	13,217	380,121
MAXIMUS	45,764	2,061,211
†ModusLink Global Solutions	26,611	72,914
†MoneyGram International	11,887	232,747
†Planet Payment	44,500	113,030
†PRGX Global	11,662	73,004
†Sapient	70,757	1,101,686
†ServiceSource International	39,160	473,053
†SYKES Enterprises	28,477	510,023
Syntel	10,814	866,201
†TeleTech Holdings	12,960	325,166
†Unisys	31,154	784,769
†Virtusa	11,136	323,612
†WEX	24,898	2,184,800

		21,103,204

Leisure Equipment & Products–0.54%
Arctic Cat	9,314	531,364
†Black Diamond	11,545	140,387
Brunswick	59,971	2,393,443
Callaway Golf	37,927	270,040
†Fox Factory Holding	6,400	123,328
JAKKS Pacific	10,637	47,760
†Johnson Outdoors Class A	3,886	104,223
†LeapFrog Enterprises	38,308	360,861
Marine Products	5,709	51,838
†Nautilus	19,900	143,678
†Smith & Wesson Holding	47,532	522,377
Sturm Ruger	13,414	840,119

		5,529,418

Life Sciences Tools & Services–0.39%
†Affymetrix	39,965	247,783
†Albany Molecular Research	14,900	192,061
†Cambrex	18,046	238,207
†Fluidigm	19,445	426,623
†Furiex Pharmaceuticals	4,471	196,679
†Harvard Bioscience	12,824	67,454
†Luminex	23,907	478,140
†Pacific Biosciences of California	20,398	112,801
†Parexel International	37,359	1,876,543
†Sequenom	66,856	178,506

		4,014,797

Machinery–3.39%
†Accuride	28,827	148,171

LVIP SSgA Small-Cap Index Fund–13

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Actuant Class A	49,114	$1,907,588
Alamo Group	4,135	202,243
Albany International	19,583	702,442
Altra Holdings	19,378	521,462
American Railcar Industries	5,646	221,493
Ampco-Pittsburgh	5,257	94,205
Astec Industries	14,447	519,514
Barnes Group	37,139	1,296,894
†Blount International	26,749	323,930
Briggs & Stratton	33,814	680,338
†Chart Industries	20,074	2,469,905
CIRCOR International	12,327	766,493
CLARCOR	31,860	1,769,186
†Columbus McKinnon	11,408	274,134
†Commercial Vehicle Group	13,426	106,871
Douglas Dynamics	17,949	264,389
Dynamic Materials	7,816	181,175
†Energy Recovery	30,070	218,008
†EnPro Industries	14,409	867,566
ESCO Technologies	18,938	629,310
†ExOne	4,791	204,097
†Federal Signal	34,707	446,679
†Flow International	29,876	119,205
Foster (L.B.) Class A	6,988	319,631
FreightCar America	7,541	155,948
†Global Brass & Copper Holdings	8,000	140,320
Gorman-Rupp	8,386	336,446
Graham	5,062	182,890
†Greenbrier Companies	18,147	448,775
Hardinge	6,491	100,286
Hurco Companies	4,207	108,793
Hyster-Yale Materials Handling	6,266	561,872
John Bean Technologies	16,092	400,369
Kadant	6,397	214,875
Kaydon	22,749	808,044
Lindsay	8,907	726,989
†Lydall	10,502	180,319
†Manitex International	12,400	135,532
†Meritor.	70,612	555,010
†Middleby	12,510	2,613,464
Miller Industries	6,929	117,654
Mueller Industries	18,020	1,003,173
Mueller Water Products Class A	108,727	868,729
NN	11,056	172,031
Omega Flex	648	12,241
†PMFG	10,621	78,595
†Proto Labs	10,943	835,936
†RBC Bearings	15,518	1,022,481
†Rexnord	16,364	340,371
Standex International	9,154	543,748
Sun Hydraulics	14,928	541,140
†Tecumseh Products Class A	11,800	105,610

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Tennant	13,281	$823,422
Titan International	37,010	541,826
†Trimas	29,225	1,090,093
Twin Disc	5,164	134,935
†Wabash National	47,140	549,652
Watts Water Technologies Class A	19,428	1,095,156
Woodward	44,058	1,798,888

		34,600,542

Marine–0.08%
International Shipholding	3,168	86,930
Matson	27,300	716,079

		803,009

Media–1.37%
AH Belo Class A	19,000	149,150
Beasley Broadcasting Group Class A	2,423	21,056
Belo Class A	69,737	955,397
†Carmike Cinemas	9,835	217,157
†Central European Media Enterprises Class A	49,011	258,288
†Crown Media Holdings Class A	18,679	57,531
†Cumulus Media Class A	60,824	322,367
†Daily Journal	550	80,845
†Dex Media	11,000	89,430
†Digital Generation	15,184	196,329
†Entercom Communications Class A	15,621	137,152
Entravision Communications Class A	26,730	157,707
†Global Sources	10,522	78,073
†Gray Television	32,200	252,770
Harte-Hanks	25,442	224,653
†Hemisphere Media Group	9,200	108,100
†Journal Communications Class A	26,203	224,036
†Live Nation Entertainment	95,194	1,765,849
†Martha Stewart Living Omnimedia Class A	17,996	41,391
†McClatchy Class A	37,072	111,216
MDC Partners Class A	14,390	402,632
†Media General Class A	12,600	179,676
Meredith	24,834	1,182,595
National CineMedia	39,529	745,517
†New York Times Class A	82,711	1,039,677
Nexstar Broadcasting Group Class A	18,856	839,186
†ReachLocal	6,392	76,129
†Reading International Class A	9,340	61,364
†Rentrak	5,953	194,187
Saga Communications Class A	2,612	115,921
Salem Communications Class A	5,612	46,467
Scholastic	18,491	529,767
†Scripps (E.W.) Class A	18,103	332,190
†Shutterstock	4,752	345,565
Sinclair Broadcast Group Class A	42,932	1,439,081

LVIP SSgA Small-Cap Index Fund–14

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Valassis Communications	27,888	$805,405
World Wrestling Entertainment Class A	16,007	162,791

		13,946,647

Metals & Mining–1.31%
†AK Steel Holding	102,656	384,960
†Allied Nevada Gold	66,600	278,388
†AM Castle	10,172	163,769
AMCOL International	18,026	589,090
†Century Aluminum	28,587	230,125
†Coeur d’Alene Mines	69,886	842,126
Commercial Metals	74,900	1,269,555
†General Moly	26,290	43,379
Globe Specialty Metals	43,933	677,008
Gold Resource	14,056	93,191
†Handy & Harman	2,948	70,369
Haynes International	8,981	407,109
Hecla Mining	236,200	741,668
†Horsehead Holding	24,230	301,906
Kaiser Aluminum	13,322	949,193
Materion	11,284	361,765
†Midway Gold	73,917	70,591
†Molycorp	79,500	521,520
Noranda Aluminum Holding	18,345	45,129
Olympic Steel	5,606	155,735
†Paramount Gold and Silver	56,171	72,461
†RTI International Metals	21,540	690,142
Schnitzer Steel Industries Class A	18,301	504,010
†Stillwater Mining	79,815	878,763
†SunCoke Energy	48,947	832,099
†Universal Stainless & Alloy	2,693	87,603
US Silica Holdings	13,783	343,197
Walter Energy	40,100	562,603
Worthington Industries	35,608	1,225,983

		13,393,437

Multiline Retail–0.19%
Bon-Ton Stores	8,513	89,812
Fred’s Class A	21,377	334,550
Gordmans Stores	4,727	53,179
†Saks	71,749	1,143,679
†Tuesday Morning	21,483	328,045

		1,949,265

Multi-Utilities–0.36%
Avista.	40,026	1,056,686
Black Hills	29,843	1,487,972
NorthWestern	24,906	1,118,778

		3,663,436

Oil, Gas & Consumable Fuels–3.69%
†Abraxas Petroleum	47,912	123,134
Adams Resources & Energy	1,206	66,945

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Alon USA Energy	14,892	$152,047
†Alpha Natural Resources	141,500	843,340
†Amyris	20,329	46,960
†Apco Oil and Gas International	4,990	71,157
†Approach Resources	23,546	618,789
Arch Coal	148,445	610,109
†Athlon Energy	11,800	385,860
Berry Petroleum Class A	35,365	1,525,292
†Bill Barrett	33,690	845,956
†Bonanza Creek Energy	18,868	910,570
†BPZ Resources	60,127	117,248
†Callon Petroleum	23,716	129,727
†Carrizo Oil & Gas	27,689	1,033,077
†Clayton Williams Energy	3,348	175,670
†Clean Energy Fuels	46,795	598,040
†Cloud Peak Energy	42,517	623,724
Comstock Resources	34,394	547,209
Contango Oil & Gas	9,550	350,963
†Crimson Exploration	13,653	41,096
Crosstex Energy	29,029	606,416
Delek U.S. Holdings	23,788	501,689
†Diamondback Energy	10,903	464,904
†Emerald Oil	23,386	168,145
†Endeavour International	18,986	101,575
Energy XXI Bermuda	53,570	1,617,814
†EPL Oil & Gas	19,612	727,801
Equal Energy	34,800	163,908
†Evolution Petroleum	10,647	119,885
EXCO Resources	87,000	586,380
†Forest Oil	64,433	393,041
†Frontline	29,683	78,660
†FX Energy	31,200	107,328
GasLog	13,007	194,195
†Gastar Exploration	34,316	135,548
†Goodrich Petroleum	15,140	367,751
Green Plains Renewable Energy	13,743	220,575
†Halcon Resources	132,598	587,409
Hallador Energy	2,532	18,484
†Isramco	651	80,691
†Jones Energy Class A	7,200	118,152
†KiOR Class A	14,497	40,882
Knightsbridge Tankers	13,583	138,139
†Kodiak Oil & Gas	178,204	2,149,140
†Magnum Hunter Resources	110,151	679,632
†Magnum Hunter Resources	11,015	0
†Matador Resources	31,695	517,579
†Midstates Petroleum	13,189	67,660
†Miller Energy Resources	20,565	149,302
Nordic American Tankers	36,798	303,216
†Northern Oil & Gas	44,937	648,441
Panhandle Oil & Gas Class A	4,147	117,277
†PDC Energy	23,250	1,384,305

LVIP SSgA Small-Cap Index Fund–15

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Penn Virginia	25,879	$172,095
†Petroquest Energy	31,619	126,792
†Quicksilver Resources	65,055	128,158
†Renewable Energy Group	13,564	205,495
†Resolute Energy	37,027	309,546
†Rex American Resources	2,750	84,535
†Rex Energy	32,127	716,432
†Rosetta Resources	40,271	2,193,159
†Sanchez Energy	24,738	653,331
Scorpio Tankers	120,609	1,177,144
SemGroup Class A	28,205	1,608,249
Ship Finance International	34,542	527,456
†Solazyme	30,640	329,993
†Stone Energy	34,471	1,117,895
†Swift Energy	23,699	270,643
†Synergy Resources	39,513	385,252
Targa Resources	22,289	1,626,205
Teekay Tankers Class A	23,041	60,367
†Triangle Petroleum	44,196	434,005
†Uranium Energy	48,427	108,961
†Ur-Energy	77,800	90,248
†Vaalco Energy	31,900	178,002
W&T Offshore	25,736	456,042
†Warren Resources	42,316	123,986
Western Refining	36,841	1,106,704
†Westmoreland Coal	6,557	86,421
†ZaZa Energy	13,755	15,818

		37,665,771

Paper & Forest Products–0.75%
†Boise Cascade	6,346	171,025
†Clearwater Paper	15,151	723,763
Deltic Timber	7,855	511,675
Glatfelter	29,917	809,853
KapStone Paper & Packaging	25,332	1,084,210
†Louisiana-Pacific	92,578	1,628,447
Neenah Paper	9,295	365,386
†Resolute Forest Products	44,771	591,873
Schweitzer-Mauduit International	21,467	1,299,398
Wausau Paper	36,529	474,512

		7,660,142

Personal Products–0.35%
†Elizabeth Arden	17,526	647,060
Female Health	10,133	100,013
Inter Parfums	8,993	269,700
†Lifevantage	72,700	173,026
†Medifast	10,787	290,062
Nature’s Sunshine Products	4,154	79,217
Nutraceutical International	2,706	64,240
†Prestige Brands Holdings	34,555	1,040,797
†Revlon Class A	6,954	193,113

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
†Star Scientific	135,403	$258,620
†Synutra International	8,658	45,887
†USANA Health Sciences	4,239	367,903

		3,529,638

Pharmaceuticals–1.44%
†AcelRx Pharmaceuticals	13,400	144,318
†Akorn	40,486	796,764
†Ampio Pharmaceuticals	12,164	91,230
†Auxilium Pharmaceuticals	34,754	633,565
†AVANIR Pharmaceuticals	99,868	423,440
†BioDelivery Sciences International	12,109	65,752
†Cadence Pharmaceuticals	33,278	209,984
†Cempra	12,896	148,304
†Corcept Therapeutics	32,311	51,374
†Cornerstone Therapeutics	6,981	65,691
†Depomed	30,857	230,810
†Endocyte	16,399	218,599
Hi-Tech Pharmacal	8,620	371,953
†Horizon Pharma	12,555	42,436
†Impax Laboratories	46,402	951,705
†Lannett	7,380	161,032
†Medicines	41,333	1,385,482
†Nektar Therapeutics	79,888	834,830
†Omeros	16,466	160,544
†Optimer Pharmaceuticals	27,386	345,064
†Pacira Pharmaceuticals	17,675	849,991
†Pernix Therapeutics Holdings	5,062	13,819
†POZEN	17,689	101,358
Questcor Pharmaceuticals	33,269	1,929,602
†Repros Therapeutics	17,431	467,151
†Sagent Pharmaceuticals	10,675	217,770
†Santarus	38,084	859,556
†SciClone Pharmaceuticals	31,374	159,066
†Sucampo Pharmaceuticals Class A	6,910	43,118
†Supernus Pharmaceuticals	1,885	13,817
†TherapeuticsMD	50,000	146,500
†ViroPharma	45,027	1,769,561
†Vivus	69,061	643,649
†XenoPort	22,701	128,942
†Zogenix	27,271	50,724

		14,727,501

Professional Services–1.38%
Acacia Research	34,476	795,017
†Advisory Board	23,424	1,393,260
Barrett Business Services	3,832	257,932
†CBIZ	22,946	170,718
CDI	7,887	120,750
Corporate Executive Board	22,702	1,648,619
†CRA International	6,351	118,256
Exponent	9,665	694,334

LVIP SSgA Small-Cap Index Fund–16

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Franklin Covey	8,762	$157,278
†FTI Consulting	25,806	975,467
†GP Strategies	9,102	238,654
Heidrick & Struggles International	10,164	193,726
†Huron Consulting Group	16,078	845,864
†ICF International	11,051	391,316
Insperity	12,701	477,558
Kelly Services Class A	15,177	295,496
Kforce	16,038	283,712
†Korn/Ferry International	33,945	726,423
†Mistras Group	8,547	145,299
†Navigant Consulting	37,436	578,761
†Odyssey Marine Exploration	43,831	131,931
†On Assignment	29,982	989,406
†Pendrell	86,959	168,700
Resources Connection	24,509	332,587
†RPX	20,774	364,168
†TrueBlue	28,487	683,973
VSE	2,183	102,492
†WageWorks	16,030	808,714

		14,090,411

Real Estate Investment Trusts–7.28%
Acadia Realty Trust	36,615	903,658
AG Mortgage Investment Trust	14,984	249,034
Agree Realty	7,866	237,396
Alexander’s	1,476	422,313
American Assets Trust	22,973	700,906
American Capital Mortgage Investment	40,611	802,473
†American Residential Properties	8,800	154,968
AmREIT Class B	10,374	179,989
Anworth Mortgage Asset	81,431	393,312
Apollo Commercial Real Estate Finance	23,095	352,661
Apollo Residential Mortgage	17,581	256,507
Ares Commercial Real Estate	17,689	219,874
Armada Hoffler Properties	12,200	120,902
Armour Residential REIT	252,929	1,062,302
Ashford Hospitality Trust	44,398	547,871
Associated Estates Realty	34,971	521,418
Aviv REIT	7,400	168,720
Campus Crest Communities	45,676	493,301
CapLease	51,703	438,958
Capstead Mortgage	68,208	802,808
Cedar Realty Trust	55,961	289,878
Chambers Street Properties	159,500	1,400,410
Chatham Lodging Trust	14,731	263,096
Chesapeake Lodging Trust	33,815	796,005
Colonial Properties Trust	59,502	1,338,200
Colony Financial	44,279	884,694
Coresite Realty	11,568	392,618

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Cousins Properties	109,846	$1,130,315
CubeSmart	90,286	1,610,702
CyrusOne	14,506	275,324
CYS Investments	118,567	963,950
DCT Industrial Trust	184,461	1,326,275
DiamondRock Hospitality	127,774	1,363,349
DuPont Fabros Technology	41,945	1,080,923
Dynex Capital	31,130	273,010
EastGroup Properties	20,369	1,206,048
Education Realty Trust	78,159	711,247
EPR Properties	31,440	1,532,386
Equity One	37,705	824,231
Excel Trust	26,925	323,100
†FelCor Lodging Trust	89,166	549,263
First Industrial Realty Trust	72,906	1,186,181
First Potomac Realty Trust	41,218	518,110
Franklin Street Properties	60,904	775,917
Geo Group	47,884	1,592,143
Getty Realty	14,900	289,507
Gladstone Commercial	6,705	120,422
Glimcher Realty Trust	94,894	925,217
Government Properties Income Trust	35,003	837,622
†Gramercy Property Trust	25,511	105,871
Healthcare Realty Trust	64,592	1,492,721
Hersha Hospitality Trust	120,264	672,276
Highwoods Properties	58,706	2,072,909
Hudson Pacific Properties	30,151	586,437
Inland Real Estate	54,096	553,402
Invesco Mortgage Capital	89,761	1,381,422
Investors Real Estate Trust	68,862	568,112
†iStar Financial	59,070	711,203
JAVELIN Mortgage Investment	11,653	137,855
Kite Realty Group Trust	68,217	404,527
LaSalle Hotel Properties	64,311	1,834,150
Lexington Realty Trust	114,286	1,283,432
LTC Properties	23,973	910,495
Medical Properties Trust	100,872	1,227,612
Monmouth Real Estate Investment	23,589	213,952
†MPG Office Trust	36,700	114,871
National Health Investors	16,734	951,997
New Residential Investment	162,100	1,073,102
New York Mortgage Trust	48,632	303,950
NorthStar Realty Finance	156,619	1,453,424
One Liberty Properties	6,838	138,675
Parkway Properties	27,925	496,227
Pebblebrook Hotel Trust	41,510	1,191,752
Pennsylvania Real Estate Investment Trust	46,999	878,881
PennyMac Mortgage Investment Trust	46,021	1,043,756
Potlatch	27,392	1,086,915
PS Business Parks	12,662	944,838
RAIT Financial Trust	40,932	289,799

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Ramco-Gershenson Properties Trust	41,705	$642,674
Redwood Trust	54,046	1,064,166
Resource Capital	90,529	537,742
Retail Opportunity Investments	43,567	602,096
†Rexford Industrial Realty	11,000	148,610
RLJ Lodging Trust	82,461	1,937,009
Rouse Properties	12,260	252,311
Ryman Hospitality Properties	28,303	976,737
Sabra Health Care REIT	25,755	592,623
Saul Centers	4,366	201,928
Select Income REIT	16,163	417,005
Silver Bay Realty Trust	9,752	152,716
Sovran Self Storage	20,688	1,565,668
STAG Industrial	25,734	517,768
†Strategic Hotels & Resorts	124,353	1,079,384
Summit Hotel Properties	41,173	378,380
Sun Communities	24,339	1,037,328
Sunstone Hotel Investors	109,777	1,398,559
Terreno Realty	19,014	337,689
UMH Properties	8,167	81,098
Universal Health Realty Income Trust	6,673	279,399
Urstadt Biddle Properties Class A	18,617	370,106
Washington Real Estate Investment Trust	45,075	1,139,045
Western Asset Mortgage Capital	15,573	249,012
Whitestone REIT	14,171	208,739
Winthrop Realty Trust	16,653	185,681
ZAIS Financial	4,470	77,555

		74,365,105

Real Estate Management & Development–0.56%
†Alexander & Baldwin	27,600	994,152
Altisource Residential	16,100	369,978
American Realty Capital Properties	98,700	1,204,140
†AV Homes	4,980	86,951
Consolidated-Tomoka Land	2,899	111,583
†Forestar Group	24,677	531,296
Kennedy-Wilson Holdings	34,953	648,728
†Tejon Ranch	10,465	322,741
Thomas Properties Group	17,755	119,314
†Zillow Class A	15,256	1,287,149

		5,676,032

Road & Rail–0.49%
Arkansas Best	14,142	363,025
Celadon Group	11,946	223,032
Heartland Express	27,109	384,677
Knight Transportation	40,582	670,415
Marten Transport	14,278	244,868
†Patriot Transportation Holding	3,172	107,309
†Quality Distribution	11,881	109,780
†Roadrunner Transportation Systems	13,203	372,853

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†Saia	17,263	$538,260
†Swift Transportation	54,568	1,101,728
Universal Truckload Services	3,287	87,631
Werner Enterprises	30,856	719,870
†YRC Worldwide	6,000	101,280

		5,024,728

Semiconductors & Semiconductor Equipment–3.26%
†Advanced Energy Industries	22,379	392,080
†Alpha & Omega Semiconductor	9,871	83,015
†Ambarella	11,892	232,132
†Amkor Technology	44,565	191,184
†ANADIGICS	40,465	79,716
†Applied Micro Circuits	48,390	624,231
†ATMI	22,916	607,732
†Axcelis Technologies	93,334	196,935
Brooks Automation	37,690	350,894
†Cabot Microelectronics	16,771	646,019
†Cavium	33,873	1,395,568
†Ceva	12,723	219,472
†Cirrus Logic	44,288	1,004,452
Cohu	13,443	146,663
Cypress Semiconductor	94,200	879,828
†Diodes	25,265	618,993
†DSP Group	11,458	80,779
†Entegris	94,750	961,713
†Entropic Communications	43,214	189,277
†Exar	21,984	294,805
†FormFactor	29,814	204,524
†GSI Technology	10,249	72,050
†GT Advanced Technologies	88,226	750,803
†Hittite Microwave	21,475	1,403,391
†Inphi	12,794	171,823
†Integrated Device Technology	84,419	795,227
†Integrated Silicon Solution	16,148	175,852
†Intermolecular	9,700	53,447
†International Rectifier	47,408	1,174,296
Intersil Class A	89,395	1,003,906
IXYS	14,122	136,277
†Kopin	38,342	154,518
†Lattice Semiconductor	64,926	289,570
†LTX-Credence	30,141	198,328
†M/A-COM Technology Solutions Holdings	3,407	57,987
†MaxLinear Class A	12,321	102,141
Micrel	28,183	256,747
†Microsemi	60,414	1,465,040
†Mindspeed Technologies	20,464	62,211
MKS Instruments	36,124	960,537
Monolithic Power Systems	23,553	713,185
†MoSys	19,233	71,547
†Nanometrics	16,322	263,111

LVIP SSgA Small-Cap Index Fund–18

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†NeoPhotonics	10,889	$80,470
†NVE.	1,928	98,405
†OmniVision Technologies	31,966	489,399
†PDF Solutions	14,378	305,533
†Peregrine Semiconductor	16,913	151,710
†Pericom Semiconductor	12,762	99,544
†Photronics	34,060	266,690
†PLX Technology	26,828	161,505
†PMC - Sierra	130,700	865,234
Power Integrations	19,656	1,064,372
†Rambus	78,486	737,768
†RF Micro Devices	190,653	1,075,283
†Rubicon Technology	10,397	125,908
†Rudolph Technologies	17,738	202,213
†Semtech	44,184	1,325,078
†Sigma Designs	18,584	103,885
†Silicon Image	37,887	202,317
†Spansion Class A	35,078	353,937
†SunEdison	173,324	1,381,392
†SunPower	28,402	742,996
Supertex	6,373	161,492
Tessera Technologies	36,235	701,147
†TriQuint Semiconductor	104,601	850,406
†Ultra Clean Holdings	13,066	90,286
†Ultratech	19,555	592,517
†Veeco Instruments	26,707	994,302
†Volterra Semiconductor	16,341	375,843

		33,331,638

Software–4.33%
†Accelrys	32,129	316,792
†ACI Worldwide	27,117	1,465,945
†Actuate	27,242	200,229
Advent Software	22,121	702,342
American Software Class A	13,961	119,227
†Aspen Technology	62,875	2,172,331
†AVG Technologies	15,296	366,186
Blackbaud	31,133	1,215,432
†Bottomline Technologies	26,371	735,223
†BroadSoft	19,614	706,692
†Callidus Software	19,057	174,753
†CommVault Systems	29,902	2,626,293
†Comverse	12,441	397,490
Digimarc.	3,858	77,932
Ebix	20,878	207,527
†Ellie Mae	18,392	588,728
EPIQ Systems	24,159	319,382
ePlus	2,079	107,443
Fair Isaac	23,439	1,295,708
†FleetMatics Group	10,439	391,984
†Glu Mobile	30,032	83,789
†Guidance Software	9,449	85,702

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Guidewire Software	26,878	$1,266,223
†Imperva	12,961	544,621
†Infoblox	32,092	1,342,087
†Interactive Intelligence Group	9,920	629,821
†Jive Software	25,355	316,938
†Manhattan Associates	12,445	1,187,875
Mentor Graphics	63,590	1,486,098
†MicroStrategy	6,084	631,276
†Mitek Systems	14,200	73,556
†Model N	5,200	51,480
Monotype Imaging Holdings	25,931	743,182
†Netscout Systems	26,056	666,252
Pegasystems	12,651	503,636
†Progress Software	35,300	913,564
†Proofpoint	14,020	450,322
†PROS Holdings	16,237	555,143
†PTC	80,234	2,281,053
QAD Class A	4,773	65,104
†QLIK Technologies	57,580	1,971,539
†Qualys	6,325	135,292
†Rally Software Development	4,400	131,824
†RealPage	29,811	690,423
†Rosetta Stone	7,571	122,877
Sapiens International	7,590	45,920
†Seachange International	15,979	183,279
†Sourcefire	20,187	1,532,597
†SS&C Technologies Holdings	37,317	1,421,778
†Synchronoss Technologies	19,644	747,651
†Take-Two Interactive Software	54,141	983,201
†Tangoe	22,751	542,839
†TeleNav	11,400	66,576
†TiVo	85,399	1,062,364
†Tyler Technologies	20,436	1,787,537
†Ultimate Software Group	17,668	2,604,263
†VASCO Data Security International	16,559	130,651
†Verint Systems	33,770	1,251,516
†VirnetX Holding	29,605	603,942
†Vringo	43,000	123,840

		44,205,270

Specialty Retail–3.34%
†Aeropostale	56,182	528,111
†America’s Car-Mart	6,185	279,005
†ANN	30,232	1,095,003
†Asbury Automotive Group	19,344	1,029,101
†Barnes & Noble	25,872	334,784
bebe stores	22,415	136,507
Big 5 Sporting Goods	8,593	138,175
†Body Central	9,016	54,998
Brown Shoe	25,925	608,460
Buckle	19,008	1,027,382
Cato Class A	19,882	556,298

LVIP SSgA Small-Cap Index Fund–19

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Children’s Place Retail Stores	14,801	$856,386
†Christopher & Banks	23,300	167,993
†Citi Trends	9,176	160,396
†Conn’s	14,402	720,676
Destination Maternity	7,433	236,369
†Destination XL Group	25,722	166,421
†Express	54,675	1,289,783
Finish Line Class A	29,508	733,864
†Five Below	21,018	919,538
†Francesca’s Holdings	28,162	524,940
†Genesco	16,732	1,097,285
Group 1 Automotive	13,935	1,082,471
Haverty Furniture	11,414	279,985
†hhgregg	10,548	188,915
†Hibbett Sports	18,083	1,015,360
†Jos. A Bank Clothiers	19,324	849,483
†Kirkland’s	7,975	147,059
Lithia Motors Class A	15,137	1,104,396
†Lumber Liquidators Holdings	18,616	1,985,396
†MarineMax	12,640	154,208
†Mattress Firm Holding	8,619	274,084
Men’s Wearhouse	32,242	1,097,840
Monro Muffler Brake	21,249	987,866
†New York	18,830	108,837
†Office Depot	157,664	761,517
OfficeMax	60,637	775,547
†Pacific Sunwear of California	42,000	126,000
Penske Automotive Group	29,330	1,253,271
†Pep Boys-Manny Moe & Jack	30,164	376,145
Pier 1 Imports	60,725	1,185,352
†RadioShack	54,900	187,209
Rent-A-Center	33,510	1,276,731
†Restoration Hardware Holdings	11,367	720,099
†rue21	9,249	373,105
†Sears Hometown and Outlet Stores	5,500	174,625
†Select Comfort	39,311	957,223
Shoe Carnival	8,221	222,049
Sonic Automotive Class A	28,331	674,278
Stage Stores	23,195	445,344
Stein Mart	16,546	227,011
Systemax	5,558	51,523
†Tile Shop Holdings	11,800	347,982
†Tilly’s Class A	5,063	73,464
†Vitamin Shoppe	20,307	888,431
†West Marine	9,450	115,290
†Wet Seal Class A	57,477	225,885
Winmark.	1,509	111,228
†Zale	20,800	316,160
†Zumiez	12,623	347,574

		34,150,418

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.36%
Barry (R.G.)	5,725	$108,260
Columbia Sportswear	9,210	554,718
†Crocs	61,700	839,737
Culp	4,841	90,575
†Fifth & Pacific	80,610	2,025,729
†G-III Apparel Group	11,998	654,971
†Iconix Brand Group	38,951	1,293,952
Jones Group	56,920	854,369
†Madden (Steven)	26,756	1,440,275
†Maidenform Brands	17,957	421,810
Movado Group	9,880	432,250
Oxford Industries	8,076	549,006
Perry Ellis International	6,314	118,956
†Quiksilver	91,745	644,967
†Skechers U.S.A. Class A	27,013	840,374
†Tumi Holdings	30,646	617,517
†Unifi	8,874	207,297
†Vera Bradley	11,479	236,008
Wolverine World Wide	32,754	1,907,265

		13,838,036

Thrift & Mortgage Finance–1.67%
Astoria Financial	61,653	766,963
Banc of California	13,838	191,380
Bank Mutual	28,925	181,360
BankFinancial	13,649	121,749
†Beneficial Mutual Bancorp	17,708	176,549
Berkshire Hills Bancorp	17,865	448,590
†BofI Holding	8,840	573,362
Brookline Bancorp	39,919	375,638
Capitol Federal Financial	95,400	1,185,822
Charter Financial	14,593	157,604
Clifton Savings Bancorp	5,885	72,915
Dime Community Bancshares	17,351	288,894
ESB Financial	7,738	98,660
ESSA Bancorp	4,434	46,202
EverBank Financial	51,565	772,444
Federal Agricultural Mortgage Class C	5,974	199,412
First Defiance Financial	6,143	143,685
†First Federal Bancshares of Arkansas	1,978	18,494
First Financial Northwest	8,909	92,921
†Flagstar Bancorp	12,700	187,452
Flushing Financial	17,930	330,809
Fox Chase Bancorp	4,723	82,180
Franklin Financial	7,947	150,675
Hingham Institution for Savings	665	46,490
†Home Bancorp	3,845	69,441
Home Federal Bancorp	7,884	99,181
Home Loan Servicing Solutions	48,426	1,065,856
HomeStreet	8,329	160,750
†Kearny Financial	9,068	92,675
†Meridian Interstate Bancorp	5,781	125,968

LVIP SSgA Small-Cap Index Fund–20

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Meta Financial Group	3,500	$133,000
†MGIC Investment	214,350	1,560,468
†NASB Financial	2,312	63,418
Northfield Bancorp	37,256	452,288
Northwest Bancshares	60,066	794,073
OceanFirst Financial	7,880	133,251
Oritani Financial	32,711	538,423
†PennyMac Financial Services Class A	8,200	154,078
Provident Financial Holdings	5,339	88,681
Provident Financial Services	42,431	687,807
Provident New York Bancorp	22,526	245,308
Radian Group	116,754	1,626,383
Rockville Financial	17,298	224,874
†Roma Financial	5,512	102,468
Territorial Bancorp	6,742	148,122
Tree.com	3,305	86,789
Trustco Bank	52,203	311,130
†United Community Financial	25,400	98,806
United Financial Bancorp	10,280	166,228
ViewPoint Financial Group	25,627	529,710
†Walker & Dunlop	13,463	214,196
†Waterstone Financial	4,069	41,300
Westfield Financial	14,548	102,709
WSFS Financial	4,597	276,969

		17,104,600

Tobacco–0.16%
†Alliance One International	48,310	140,582
Universal	16,042	817,019
Vector Group	41,193	663,200

		1,620,801

Trading Companies & Distributors–0.98%
Aceto	16,957	264,868
Aircastle	47,644	829,482
Applied Industrial Technologies	28,630	1,474,445
†Beacon Roofing Supply	31,890	1,175,784
†BlueLinx Holdings	18,228	35,545
†CAI International	13,507	314,308
†DXP Enterprises	6,912	545,841
†Edgen Group	8,356	63,506
†H&E Equipment Services	20,481	543,975
Houston Wire & Cable	11,627	156,616
Kaman Class A	18,652	706,165
†Rush Enterprises Class A	23,519	623,489
TAL International Group	23,386	1,092,828
Textainer Group Holdings	13,620	515,789
†Titan Machinery	7,670	123,257
Watsco	16,473	1,552,910

		10,018,808

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Transportation Infrastructure–0.05%
†Wesco Aircraft Holdings	26,420	$552,971

		552,971

Water Utilities–0.24%
American States Water	26,354	726,316
Artesian Resources Class A	4,044	89,979
California Water Service Group	33,042	671,413
Connecticut Water Service	6,325	203,412
Consolidated Water	9,420	141,017
Middlesex Water	9,031	193,173
SJW	8,415	235,788
York Water	7,303	146,571

		2,407,669

Wireless Telecommunication Services–0.19%
†Boingo Wireless	8,797	61,579
†Leap Wireless International	38,182	602,894
†NII Holdings	110,200	668,914
NTELOS Holdings	8,357	157,112
Shenandoah Telecommunications	13,225	318,723
USA Mobility	12,677	179,506

		1,988,728

Total Common Stock (Cost $766,917,558)		1,012,483,801

CLOSED-END FUND–0.01%
†Firsthand Technology Value Fund	4,732	115,839

Total Closed-End Fund (Cost $89,858)		115,839

RIGHT–0.00%
†=Forest Laboratories	3,000	0

Total Right (Cost $0)		0

WARRANTS–0.00%
†Magnum Hunter Resources, excercise price $10.50, expiration date 11/30/13	4,440	31
†Tejon Ranch, excercise price $40.00,expiration date 8/31/16	1,546	4,267

Total Warrants (Cost $9,275)		4,298

MONEY MARKET FUND–1.12%
Dreyfus Treasury & Agency Cash
Management Fund	11,422,309	11,422,309

Total Money Market Fund (Cost $11,422,309)		11,422,309

LVIP SSgA Small-Cap Index Fund–21

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–0.07%
≠µU.S. Treasury Obligations–0.07%
U.S. Treasury Bill
0.005% 12/12/13	100,000	$99,998
0.005% 12/19/13	400,000	399,991
0.015% 10/3/13	200,000	200,000

		699,989

Total Short-Term Investments (Cost $699,995)		699,989

TOTAL VALUE OF SECURITIES–100.34% (Cost $779,138,995)	1,024,726,236
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.34%)	(3,445,487)

NET ASSETS APPLICABLE TO 41,048,115 SHARES OUTSTANDING–100.00%	$1,021,280,749

†	Non-income producing for the period.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
µ	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contract and futures contract were outstanding at September 30, 2013:1

Foreign Currency Exchange Contract

Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	CAD	(2,474)	USD	2,398	10/1/13	$(3)

Futures Contract

Contract to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
105	E-mini Russell 2000 Index	$11,173,421	$11,249,700	12/21/13	$76,279

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

CAD–Canadian Dollar

MNB–Mellon National Bank

REIT–Real Estate Investment Trust

USD–United States Dollar

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Small-Cap Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap Index Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$796,826,267

Aggregate unrealized appreciation	$274,486,474
Aggregate unrealized depreciation	(46,586,505)

Net unrealized appreciation	$227,899,969

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock	$1,012,483,801	$—	$1,012,483,801
Closed-End Fund	115,839	—	115,839
Warrants	4,298	—	4,298
Money Market Fund	11,422,309	—	11,422,309
Short-Term Investments	—	699,989	699,989

Total	$1,024,026,247	$699,989	$1,024,726,236

Foreign Currency Exchange Contract	$—	$(3)	$(3)

Futures Contract	$76,279	$—	$76,279

The value of Level 3 investments was zero at the beginning and end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP SSgA Small-Cap Index Fund–24

LVIP SSgA Small-Cap Index Fund

Notes (continued)

3. Derivatives (continued)

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation the day- to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of September 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Small-Cap Index Fund–25

LVIP SSgA Small-Cap RPM Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–91.81%
Equity Fund–91.81%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Small-Cap Index Fund	512,330	$12,752,925

Total Affiliated Investment Company (Cost $12,071,446)		12,752,925

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–6.52%
Money Market Fund–6.52%
Dreyfus Treasury & Agency Cash Management Fund	904,764	$904,764

Total Unaffiliated Investment Company (Cost $904,764)		904,764

TOTAL VALUE OF SECURITIES–98.33% (Cost $12,976,210)	13,657,689
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.67%	232,541

NET ASSETS APPLICABLE TO 1,248,506 SHARES OUTSTANDING–100.00%.	$13,890,230

*	Standard Class shares.

LVIP SSgA Small-Cap RPM Fund–1

LVIP SSgA Small-Cap RPM Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA Small-Cap RPM Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of the Underlying Funds computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of the Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position is “more-likely-than-not” of being sustained by the applicable tax authority. A tax position not deemed to meet the more-likely-than-not threshold is recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$12,980,458

Aggregate unrealized appreciation	$681,479
Aggregate unrealized depreciation	(4,248)

Net unrealized appreciation	$677,231

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP SSgA Small-Cap RPM Fund–2

LVIP SSgA Small-Cap RPM Fund

Notes (continued)

2. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Investment Companies	$13,657,689

There were no Level 3 investments at the end of the period.

During the period May 1, 2013* through September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

*	Date of commencement of operations.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No financial futures contracts were outstanding at September 30, 2013.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP SSgA Small-Cap RPM Fund–3

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.97%
Aerospace & Defense–3.17%
Boeing	30,900	$3,630,750
Precision Castparts	29,800	6,771,752

		10,402,502

Air Freight & Logistics–0.69%
United Parcel Service Class B	24,900	2,275,113

		2,275,113

Airlines–0.73%
Delta Air Lines	41,000	967,190
†United Continental Holdings	46,500	1,428,015

		2,395,205

Automobiles–1.43%
Harley-Davidson	17,900	1,149,896
†Tesla Motors	18,200	3,520,244

		4,670,140

Beverages–1.30%
Anheuser-Busch InBev	9,330	925,515
†Monster Beverage	18,000	940,500
PepsiCo	20,400	1,621,800
Pernod-Ricard	6,317	784,418

		4,272,233

Biotechnology–7.41%
†Alexion Pharmaceuticals	16,500	1,916,640
†Biogen Idec	22,900	5,513,404
†Celgene	23,800	3,663,534
†Gilead Sciences	133,500	8,389,140
†Pharmacyclics	13,300	1,840,986
†Regeneron Pharmaceuticals	5,900	1,845,933
†Vertex Pharmaceuticals	14,600	1,106,972

		24,276,609

Capital Markets–1.93%
†Affiliated Managers Group	6,400	1,168,896
Franklin Resources	35,400	1,789,470
Invesco	77,600	2,475,440
TD Ameritrade Holding	33,800	884,884

		6,318,690

Chemicals–3.34%
Ecolab	36,700	3,624,492
FMC	16,600	1,190,552
Praxair	23,000	2,764,830
Sherwin-Williams	18,400	3,352,112

		10,931,986

Communications Equipment–1.67%
†Juniper Networks	63,100	1,253,166
QUALCOMM	62,500	4,210,000

		5,463,166

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Computers & Peripherals–2.62%
Apple	18,000	$8,581,500

		8,581,500

Construction Materials–0.25%
Martin Marietta Materials	8,400	824,628

		824,628

Consumer Finance–1.00%
American Express	43,500	3,285,120

		3,285,120

Diversified Financial Services–0.34%
†IntercontinentalExchange	6,100	1,106,662

		1,106,662

Electrical Equipment–1.05%
Roper Industries	26,000	3,454,620

		3,454,620

Energy Equipment & Services–1.08%
†FMC Technologies	30,200	1,673,684
Schlumberger	21,000	1,855,560

		3,529,244

Food & Staples Retailing–2.64%
Costco Wholesale	20,500	2,359,960
CVS Caremark	53,500	3,036,125
Whole Foods Market	55,500	3,246,750

		8,642,835

Food Products–0.82%
†Green Mountain Coffee Roasters	21,800	1,642,194
Nestle	15,059	1,050,068

		2,692,262

Health Care Equipment & Supplies–0.77%
†IDEXX Laboratories	15,600	1,554,540
Stryker	14,500	980,055

		2,534,595

Health Care Providers & Services–1.70%
McKesson	32,700	4,195,410
UnitedHealth Group	19,200	1,374,912

		5,570,322

Hotels, Restaurants & Leisure–6.06%
Carnival	35,910	1,216,615
†Chipotle Mexican Grill	7,900	3,386,730
Las Vegas Sands	57,200	3,799,224
Marriott International Class A	24,651	1,036,821
†MGM Resorts International	86,800	1,774,192
Starbucks	81,400	6,265,358
Starwood Hotels & Resorts Worldwide	32,200	2,139,690

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Macau	68,400	$233,803

		19,852,433

Household Durables–0.76%
D.R.Horton	62,300	1,210,489
Lennar Class A	35,700	1,263,780

		2,474,269

Household Products–0.39%
Procter & Gamble	16,900	1,277,471

		1,277,471

Industrial Conglomerates–2.48%
Danaher	104,140	7,218,985
Flowserve	14,700	917,133

		8,136,118

Internet & Catalog Retail–9.75%
†Amazon.com	48,800	15,256,832
†Ctrip.com International ADR	36,400	2,126,852
†Netflix	10,400	3,215,784
†priceline.com	9,300	9,401,835
†TripAdvisor	25,700	1,949,088

		31,950,391

Internet Software & Services–12.45%
†Akamai Technologies	25,800	1,333,860
†Baidu ADR	20,500	3,181,190
†eBay	123,000	6,862,170
†Facebook Class A	31,500	1,582,560
†Google Class A	20,200	17,693,382
†LinkedIn Class A	16,100	3,961,566
NAVER	2,262	1,171,874
†Rackspace Hosting	12,200	643,670
Softbank	16,000	1,111,273
Tencent Holdings	17,700	930,812
Twenty-First Century Fox Class A	63,700	2,133,950
†@=Twitter	7,310	177,999

		40,784,306

IT Services–6.87%
†Alliance Data Systems	5,500	1,163,085
†Cognizant Technology Solutions
Class A	30,000	2,463,600
†Fiserv	12,700	1,283,335
MasterCard Class A	13,200	8,880,696
Visa Class A	45,700	8,733,270

		22,523,986

Media–1.41%
†Charter Communications Class A	8,000	1,078,080
†Discovery Communications Class C	20,300	1,585,836
Disney (Walt)	30,200	1,947,598

		4,611,514

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.30%
†Dollar Tree	17,400	$994,584

		994,584

Oil, Gas & Consumable Fuels–3.89%
Cabot Oil & Gas	44,000	1,642,080
†Concho Resources	14,800	1,610,388
EOG Resources	9,900	1,675,872
EQT	17,700	1,570,344
Pioneer Natural Resources	19,200	3,624,960
Range Resources	34,600	2,625,794

		12,749,438

Pharmaceuticals–1.34%
Novo Nordisk Class B	8,466	1,433,813
†Valeant Pharmaceuticals International	28,300	2,952,539

		4,386,352

Real Estate Investment Trusts–1.89%
American Tower	83,700	6,204,681

		6,204,681

Road & Rail–2.09%
Hunt (J.B.) Transport Services	15,900	1,159,587
Kansas City Southern	33,200	3,630,752
Union Pacific	13,200	2,050,488

		6,840,827

Software–3.26%
†Concur Technologies	10,300	1,138,150
†NetSuite	9,900	1,068,606
†Red Hat	38,900	1,794,846
†salesforce.com	76,100	3,950,351
†ServiceNow	31,600	1,641,620
†Workday Class A	13,300	1,076,369

		10,669,942

Specialty Retail–5.46%
†AutoZone	6,400	2,705,472
†CarMax	45,400	2,200,538
Home Depot	83,600	6,341,060
Lowe’s	56,000	2,666,160
Ross Stores	22,800	1,659,840
Tractor Supply	34,600	2,324,082

		17,897,152

Textiles, Apparel & Luxury Goods–2.17%
†lululemon athletica	27,300	1,995,357
NIKE Class B	26,400	1,917,696
Prada	116,800	1,134,508
†Under Armour Class A	25,800	2,049,810

		7,097,371

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.48%
Fastenal	77,900	$3,914,475
Grainger (W.W.)	3,600	942,156

		4,856,631

Wireless Telecommunication Services–2.98%
†Crown Castle International	114,400	8,354,632
†SBA Communications Class A	17,500	1,408,050

		9,762,682

Total Common Stock (Cost $196,624,069)		324,297,580

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.27%
†@=Livingsocial Series F	14,245	$15,954
†@=Twitter Series A	19	463
†@=Twitter Series B	5,908	143,860
†@=Twitter Series C	1,598	38,912
†@=Twitter Series D	2,806	68,326
†@=Twitter Series F	1,011	24,618
†@=Twitter Series G-2	24,414	594,481

Total Preferred Stock (Cost $684,225)		886,614

MONEY MARKET FUND–0.76%
Dreyfus Treasury & Agency Cash Management Fund	2,496,270	2,496,270

Total Money Market Fund (Cost $2,496,270)		2,496,270

TOTAL VALUE OF SECURITIES–100.00% (Cost $199,804,564)	327,680,464
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(16,366)

NET ASSETS APPLICABLE TO 12,865,392 SHARES OUTSTANDING–100.00%	$327,664,098

†	Non-income producing for the period.
@	Illiquid security. At September 30, 2013, the aggregate value of illiquid securities was $1,064,613, which represented 0.32% of the Fund’s net assets. See Note 4 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $1,064,613, which represented 0.32% of the Fund’s net assets. See Note 1 in “Notes.”

The following foreign currency exchange contracts were outstanding at September 30, 2013 :1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	GBP	(24,434)	USD	39,173	10/1/13	$(384)
MNB	HKD	159,116	USD	(20,520)	10/2/13	(4)
MNB	HKD	266,958	USD	(34,427)	10/3/13	(7)

						$(395)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

ADR–American Depositary Receipt

GBP–British Pound Sterling

HKD–Hong Kong Dollar

MNB–Mellon National Bank

USD–United States Dollar

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)-LVIP T. Rowe Price Growth Stock Fund (Fund).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes– No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates– The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other– Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$202,262,519

Aggregate unrealized appreciation	$128,337,473
Aggregate unrealized depreciation	(2,919,528)

Net unrealized appreciation	$125,417,945

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $35,241,269 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire as follows: $33,741,703 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2012, short-term losses of $1,499,566 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$314,126,882	$9,992,699	$177,999	324,297,580
Preferred Stock	—	—	886,614	886,614
Money Market Fund	2,496,270	—	—	2,496,270

Total	$316,623,152	$9,992,699	$1,064,613	$327,680,464

Foreign Currency Exchange Contracts	$—	$(395)	$—	$(395)

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

2. Investments (continued)

utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.71%
Aerospace & Defense–0.75%
Textron	28,900	$797,929
†TransDigm Group	12,200	1,692,140
Triumph Group	12,000	842,640

		3,332,709

Air Freight & Logistics–0.60%
Expeditors International of Washington	41,500	1,828,490
Robinson (C.H.) Worldwide	14,100	839,796

		2,668,286

Airlines–1.39%
Alaska Air Group	30,700	1,922,434
Copa Holdings Class A	14,500	2,010,715
Southwest Airlines	152,000	2,213,120

		6,146,269

Auto Components–1.36%
Delphi Automotive	50,600	2,956,052
Gentex	34,500	882,855
†TRW Automotive Holdings	30,700	2,189,217

		6,028,124

Beverages–0.95%
Beam	17,900	1,157,235
Brown-Forman Class B	22,262	1,516,710
Dr Pepper Snapple Group	33,800	1,514,916

		4,188,861

Biotechnology–5.98%
†Alexion Pharmaceuticals	33,800	3,926,208
†Alkermes	37,600	1,264,112
†Alnylam Pharmaceuticals	19,800	1,267,398
†Ariad Pharmaceuticals	41,200	758,080
†BioMarin Pharmaceutical	33,000	2,383,260
†Cubist Pharmaceuticals	18,900	1,201,095
†Incyte	84,400	3,219,860
†Infinity Pharmaceuticals	42,900	748,605
Medivation	18,700	1,120,878
†Myriad Genetics	28,300	665,050
†Pharmacyclics	22,200	3,072,924
†Quintiles Transnational Holdings	22,300	1,000,824
†Regeneron Pharmaceuticals	9,600	3,003,552
†Vertex Pharmaceuticals	37,500	2,843,250

		26,475,096

Building Products–0.41%
Fortune Brands Home & Security	43,700	1,819,231

		1,819,231

Capital Markets–1.90%
Artisan Partners Asset Management	21,300	1,115,268
†E Trade Financial	103,100	1,701,150
Invesco	36,200	1,154,780

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Lazard Class A	51,500	$1,855,030
Northern Trust	12,600	685,314
TD Ameritrade Holding	72,300	1,892,814

		8,404,356

Chemicals–3.47%
Air Products & Chemicals	8,200	873,874
Albemarle	12,100	761,574
Celanese Class A	39,700	2,095,763
CF Industries Holdings	4,400	927,652
FMC	27,300	1,957,956
PPG Industries	10,800	1,804,248
Rockwood Holdings	33,000	2,207,700
Sherwin-Williams	17,000	3,097,060
Sigma-Aldrich	9,400	801,820
Sociedad Quimica y Minera de Chile ADR	26,300	803,465

		15,331,112

Commercial Banks–0.51%
BankUnited	30,600	954,414
First Horizon National	46,967	516,167
†SVB Financial Group	9,200	794,604

		2,265,185

Commercial Services & Supplies–1.08%
†Clean Harbors	15,100	885,766
†Copart	24,100	766,139
Ritchie Bros Auctioneers	36,500	736,570
†Stericycle	7,200	830,880
Waste Connections	34,650	1,573,457

		4,792,812

Communications Equipment–1.57%
†Aruba Networks	53,700	893,568
†Ciena	38,500	961,730
†F5 Networks	21,800	1,869,568
†JDS Uniphase	66,300	975,273
†Juniper Networks	40,800	810,288
Motorola Solutions	23,900	1,419,182

		6,929,609

Computers & Peripherals–0.74%
†3D Systems	16,300	880,037
†Akamai Technologies	32,100	1,659,570
SanDisk	12,300	731,973

		3,271,580

Construction & Engineering–0.50%
Fluor	20,000	1,419,200
†Quanta Services	28,100	773,031

		2,192,231

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.35%
Vulcan Materials	29,800	$1,543,938

		1,543,938

Containers & Packaging–0.63%
Ball	62,400	2,800,512

		2,800,512

Diversified Consumer Services–0.22%
Sotheby’s	19,600	962,948

		962,948

Diversified Financial Services–2.25%
CBOE Holdings	49,700	2,247,931
†IntercontinentalExchange	12,200	2,213,324
McGraw-Hill Financial	38,800	2,544,892
Moody’s	31,800	2,236,494
†MSCI Class A	17,500	704,550

		9,947,191

Electrical Equipment–1.97%
AMETEK	36,125	1,662,473
Babcock & Wilcox	57,500	1,938,900
Hubbell Class B	15,900	1,665,366
Roper Industries	18,600	2,471,382
†Sensata Technologies Holding	25,100	960,577

		8,698,698

Electronic Equipment, Instruments & Components–1.99%
Agilent Technologies	25,700	1,317,125
Amphenol Class A	27,500	2,127,950
FEI	10,100	886,780
†IPG Photonics	22,900	1,289,499
National Instruments	34,475	1,066,312
†Trimble Navigation	72,000	2,139,120

		8,826,786

Energy Equipment & Services–1.84%
†Cameron International	21,800	1,272,466
Core Laboratories	8,300	1,404,443
†Dresser-Rand Group	15,900	992,160
†FMC Technologies	20,500	1,136,110
Frank’s International	38,200	1,143,326
Oceaneering International	26,800	2,177,232

		8,125,737

Food & Staples Retailing–1.13%
†Fresh Market	29,800	1,409,838
†Sprouts Farmers Market	5,300	235,267
Whole Foods Market	57,300	3,352,050

		4,997,155

Food Products–2.44%
Campbell Soup	21,900	891,549
Flowers Foods	62,550	1,341,072

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Hershey	19,500	$1,803,750
Kellogg	21,500	1,262,695
McCormick	37,900	2,452,130
Mead Johnson Nutrition	20,600	1,529,756
Smucker (J.M.)	14,300	1,502,072

		10,783,024

Health Care Equipment & Supplies–1.38%
Bard (C.R.)	1,900	218,880
DENTSPLY International	25,100	1,089,591
†Edwards Lifesciences	14,500	1,009,635
†IDEXX Laboratories	18,500	1,843,525
Teleflex	12,400	1,020,272
†Thoratec	25,100	935,979

		6,117,882

Health Care Providers & Services–3.69%
†Catamaran	58,390	2,683,021
Cigna	11,200	860,832
Community Health Systems	20,500	850,750
†DaVita HealthCare Partners	38,200	2,173,580
†Envision Healthcare Holdings	36,800	957,904
†Henry Schein	18,300	1,897,710
Humana	9,600	895,968
†Laboratory Corporation of America Holdings	19,500	1,933,230
†Mednax	17,000	1,706,800
Universal Health Services Class B	19,400	1,454,806
†WellCare Health Plans	12,800	892,672

		16,307,273

Health Care Technology–0.75%
†athenahealth	9,100	987,896
†Cerner	31,200	1,639,560
†HMS Holdings	31,900	686,169

		3,313,625

Hotels, Restaurants & Leisure–4.64%
†Bloomin’ Brands	84,200	1,987,962
Brinker International	33,000	1,337,490
†Chipotle Mexican Grill	5,800	2,486,460
Choice Hotels International	39,000	1,684,410
Marriott International Class A	51,357	2,160,075
†Norwegian Cruise Line Holdings	8,400	259,140
†Panera Bread Class A	12,200	1,934,066
Royal Caribbean Cruises	34,300	1,313,004
Starwood Hotels & Resorts Worldwide	37,200	2,471,940
Tim Hortons	39,600	2,296,800
Wynn Resorts	16,500	2,607,165

		20,538,512

Household Durables–0.46%
†Taylor Morrison Home Class A	28,700	650,055

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Toll Brothers	42,600	$1,381,518

		2,031,573

Household Products–0.91%
Church & Dwight	44,900	2,696,245
Clorox	16,100	1,315,692

		4,011,937

Independent Power Producers & Energy Traders–0.25%
†Calpine	56,000	1,088,080

		1,088,080

Insurance–1.76%
†Arch Capital Group	14,900	806,537
AXIS Capital Holdings	21,400	926,834
Brown & Brown	42,100	1,351,410
Fidelity National Financial Class A	38,200	1,016,120
HCC Insurance Holdings	18,000	788,760
Progressive	47,000	1,279,810
RenaissanceRe Holdings	9,100	823,823
Willis Group Holdings	18,000	779,940

		7,773,234

Internet & Catalog Retail–1.69%
†Groupon	124,532	1,396,004
†Liberty Interactive Class A	56,600	1,328,402
†Netflix	9,000	2,782,890
†TripAdvisor	26,100	1,979,424

		7,486,720

Internet Software & Services–2.47%
†Cornerstone OnDemand	19,000	977,360
†CoStar Group	11,300	1,897,270
†@=Dropbox	7,607	74,358
†Equinix	8,100	1,487,565
†FireEye	13,700	568,961
†LinkedIn Class A	13,500	3,321,810
†Rackspace Hosting	29,600	1,561,696
†Sina.	12,600	1,022,742

		10,911,762

IT Services–2.38%
†Alliance Data Systems	10,900	2,305,023
†CoreLogic	39,700	1,073,885
†Gartner	43,800	2,628,000
†Genpact	37,200	702,336
Paychex	18,800	764,032
†Teradata	13,900	770,616
†Vantiv Class A	81,300	2,271,522

		10,515,414

Leisure Equipment & Products–0.74%
Mattel	77,800	3,256,708

		3,256,708

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.24%
†Bruker	47,400	$978,810
†Covance	10,400	899,184
†Mettler-Toledo International	11,600	2,785,044
†Waters	7,900	839,059

		5,502,097

Machinery–4.46%
CLARCOR	14,200	788,526
Donaldson	47,400	1,807,362
Flowserve	35,900	2,239,801
Graco	15,100	1,118,306
IDEX	14,125	921,656
Joy Global	14,500	740,080
Nordson	13,800	1,016,094
PACCAR	14,300	795,938
Pall	25,800	1,987,632
†Rexnord	43,300	900,640
Snap-on	10,300	1,024,850
†Terex	28,700	964,320
Valmont Industries	13,300	1,847,503
†WABCO Holdings	18,000	1,516,680
Wabtec	33,100	2,080,997

		19,750,385

Media–2.73%
†Charter Communications Class A	17,100	2,304,396
†Discovery Communications Class C	55,500	4,335,660
Interpublic Group	66,300	1,139,034
†Madison Square Garden Class A	29,700	1,724,679
Omnicom Group	27,500	1,744,600
†Pandora Media	33,500	841,855

		12,090,224

Metals & Mining–0.83%
Carpenter Technology	16,800	976,248
Compass Minerals International	17,500	1,334,725
Eldorado Gold	97,700	655,567
†Stillwater Mining	63,700	701,337

		3,667,877

Multiline Retail–1.65%
†Dollar General	45,700	2,580,222
†Dollar Tree	58,700	3,355,292
Kohl’s	26,200	1,355,850

		7,291,364

Office Electronics–0.17%
†Zebra Technologies	17,050	776,287

		776,287

Oil, Gas & Consumable Fuels–4.67%
Cabot Oil & Gas	45,600	1,701,792
Cimarex Energy	10,400	1,002,560
†Concho Resources	22,000	2,393,820

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Continental Resources	8,000	$858,080
†Diamondback Energy	19,800	844,272
Energy XXI Bermuda	30,500	921,100
EQT	23,500	2,084,920
†Halcon Resources	145,900	646,337
Pioneer Natural Resources	18,300	3,455,040
Range Resources	38,700	2,936,943
SM Energy	18,500	1,428,015
†Southwestern Energy	23,400	851,292
Tesoro	34,700	1,526,106

		20,650,277

Pharmaceuticals–2.44%
†Actavis	9,400	1,353,600
AmerisourceBergen	51,600	3,152,760
†Hospira	21,700	851,074
†Jazz Pharmaceuticals	14,200	1,305,974
Questcor Pharmaceuticals	13,300	771,400
†Valeant Pharmaceuticals International	13,200	1,377,156
Zoetis	63,300	1,969,896

		10,781,860

Professional Services–2.22%
Dun & Bradstreet	7,800	810,030
†IHS Class A	23,600	2,694,648
Manpower	23,900	1,738,486
Nielsen Holdings	31,300	1,140,885
Robert Half International	34,200	1,334,826
†Verisk Analytics Class A	32,100	2,085,216

		9,804,091

Real Estate Management & Development–0.65%
†Forest City Enterprises Class A	62,400	1,181,856
Jones Lang LaSalle	19,200	1,676,160

		2,858,016

Road & Rail–1.30%
†Hertz Global Holdings	31,900	706,904
Hunt (J.B.) Transport Services	21,200	1,546,116
Kansas City Southern	23,600	2,580,896
Landstar System	16,100	901,278

		5,735,194

Semiconductors & Semiconductor Equipment–3.42%
Altera	77,500	2,879,900
Analog Devices	18,300	861,015
ARM Holdings ADR	50,800	2,444,496
KLA-Tencor	13,700	833,645
Linear Technology	47,200	1,871,952
†Mellanox Technologies	23,600	895,856
Microchip Technology	37,100	1,494,759
†Skyworks Solutions	60,700	1,507,788

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx	50,400	$2,361,744

		15,151,155

Software–6.64%
†ANSYS	23,500	2,033,220
†Autodesk	37,800	1,556,226
†Check Point Software Technologies	18,400	1,040,704
†Citrix Systems	30,600	2,160,666
†CommVault Systems	17,800	1,563,374
†Concur Technologies	24,900	2,751,450
FactSet Research Systems	7,750	845,525
†Fortinet	41,700	844,842
†Guidewire Software	24,600	1,158,906
†Informatica	22,000	857,340
Intuit	42,500	2,818,175
†NetSuite	11,100	1,198,134
†Red Hat	63,000	2,906,820
†salesforce.com	19,600	1,017,436
†ServiceNow	51,300	2,665,035
Solera Holdings	14,000	740,180
†TIBCO Software	37,200	951,948
†Workday Class A	28,205	2,282,631

		29,392,612

Specialty Retail–7.43%
†AutoZone	8,500	3,593,205
†Bed Bath & Beyond	33,600	2,599,296
†CarMax	57,700	2,796,719
Chico’s	65,000	1,082,900
Dick’s Sporting Goods	26,100	1,393,218
DSW Class A	9,400	802,008
Gap	17,600	708,928
Limited Brands	45,800	2,798,380
†Lumber Liquidators Holdings	8,300	885,195
Men’s Wearhouse	21,650	737,183
†O’Reilly Automotive	24,500	3,125,955
PETsMART	22,600	1,723,476
Ross Stores	47,900	3,487,120
Tiffany & Co	31,200	2,390,544
Tractor Supply	40,800	2,740,536
†Urban Outfitters	17,300	636,121
Williams-Sonoma	24,600	1,382,520

		32,883,304

Textiles, Apparel & Luxury Goods–1.10%
†Fossil Group	15,400	1,790,096
†lululemon athletica	29,600	2,163,464
†Michael Kors Holdings	12,361	921,142

		4,874,702

Tobacco–0.50%
Lorillard	49,000	2,194,220

		2,194,220

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.95%
Fastenal	32,100	$1,613,025
Grainger (W.W.)	9,900	2,590,929

		4,203,954

Wireless Telecommunication Services–2.16%
†Crown Castle International	66,700	4,871,099
†SBA Communications Class A	58,100	4,674,726

		9,545,825

Total Common Stock (Cost $284,925,115)		441,037,614

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.23%
†@=Coupons Series B	128,966	$461,698
†@=Dropbox Series A	9,449	92,364
†@=Dropbox Series A-1	46,402	453,580

Total Preferred Stock (Cost $1,213,856)		1,007,642

MONEY MARKET FUND–0.09%
Dreyfus Treasury & Agency Cash Management Fund	400,590	400,590

Total Money Market Fund (Cost $400,590)		400,590

TOTAL VALUE OF SECURITIES–100.03% (Cost $286,539,561)	442,445,846
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(128,108)

NET ASSETS APPLICABLE TO 22,800,600 SHARES OUTSTANDING–100.00%	$442,317,738

†	Non-income producing for the period.
@	Illiquid security. At September 30, 2013, the aggregate value of illiquid securities was $1,082,000, which represented 0.24% of the Fund’s net assets. See Note 3 in “Notes.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2013, the aggregate value of fair valued securities was $1,082,000 which represented 0.24% of the Fund’s net assets. See Note 1 in “Notes.”

ADR–American Depositary Receipt

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$287,454,261

Aggregate unrealized appreciation	$159,033,115
Aggregate unrealized depreciation	(4,041,530)

Net unrealized appreciation	$154,991,585

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 3	Total
Common Stock	$440,963,256	$74,358	$441,037,614
Money Market Fund	400,590	—	400,590
Preferred Stock	—	1,007,642	1,007,642

Total	$441,363,846	$1,082,000	$442,445,846

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of September 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP Templeton Growth RPM Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–87.74%
Brazil–0.56%
Petroleo Brasileiro ADR	73,050	$1,222,127
Vale ADR	83,420	1,185,398

		2,407,525

Canada–0.85%
Talisman Energy	320,060	3,672,743

		3,672,743

France–8.51%
Alstom	17,990	640,270
AXA.	191,516	4,444,862
BNP Paribas	96,620	6,535,809
Cie de Saint-Gobain	78,470	3,894,656
†Credit Agricole	265,420	2,926,699
Michelin Class B	31,870	3,534,440
Sanofi	65,076	6,590,695
Total	70,930	4,111,304
Vivendi	170,147	3,913,936

		36,592,671

Germany–4.67%
†Deutsche Lufthansa	151,390	2,953,326
Deutsche Post	63,900	2,119,438
HeidelbergCement	20,610	1,592,536
Infineon Technologies ADR	389,648	3,888,687
Merck	23,550	3,675,743
Muenchener Rueckversicherungs	14,500	2,834,486
Siemens ADR	24,940	3,005,519

		20,069,735

■Hong Kong–1.91%
AIA Group	794,800	3,739,963
China Telecom	9,018,000	4,453,132

		8,193,095

Ireland–1.36%
CRH	164,339	3,948,758
†Elan ADR	120,902	1,883,653

		5,832,411

Italy–2.59%
ENI	214,136	4,922,596
Intesa Sanpaolo	895,714	1,852,812
UniCredit	680,085	4,342,905

		11,118,313

Japan–5.20%
ITOCHU	194,980	2,402,240
Konica Minolta Holdings	214,500	1,807,087
Nikon.	157,100	2,754,063
Nissan Motor	415,300	4,191,937
†Suntory Beverage & Food	71,800	2,421,702
Toyota Motor ADR	42,220	5,405,427

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Trend Micro	90,310	$3,375,100

		22,357,556

Netherlands–5.38%
Akzo Nobel	68,660	4,511,005
†ING Groep	475,352	5,393,807
Koninklijke Philips Electronics	48,370	1,560,466
Reed Elsevier	98,463	1,979,985
Royal Dutch Shell Class A	900	29,669
Royal Dutch Shell Class B	63,540	2,192,309
†SBM Offshore	90,831	1,797,361
TNT Express	622,670	5,683,897

		23,148,499

Norway–1.49%
Statoil	98,910	2,246,582
Telenor	182,760	4,176,729

		6,423,311

Portugal–0.99%
Galp Energia	254,790	4,238,898

		4,238,898

Republic of Korea–3.92%
Hyundai Mobis	11,440	3,043,698
KB Financial Group	35,093	1,235,683
POSCO ADR	67,458	4,967,607
Samsung Electronics	5,996	7,627,898

		16,874,886

Singapore–1.44%
DBS Group Holdings	252,105	3,300,345
Singapore Telecommunications	974,860	2,903,338

		6,203,683

Spain–1.55%
Repsol	69,964	1,734,662
†Telefonica	317,445	4,935,036

		6,669,698

Switzerland–5.38%
†ABB	112,550	2,658,205
ACE	15,290	1,430,532
Credit Suisse Group	162,114	4,957,484
†Foster Wheeler	124,910	3,290,129
Novartis	25,570	1,966,689
Roche Holding	22,490	6,069,117
Swiss Re	33,160	2,747,170

		23,119,326

Taiwan–0.36%
Taiwan Semiconductor Manufacturing ADR	92,166	1,563,135

		1,563,135

LVIP Templeton Growth RPM Fund–1

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand–0.50%
Bangkok Bank	341,500	$2,151,901

		2,151,901

United Kingdom–11.23%
Aviva	808,290	5,188,101
BAE Systems	280,250	2,059,787
BP ADR	50,250	2,112,008
G4S	582,830	2,400,923
GlaxoSmithKline	230,150	5,786,603
HSBC Holdings	525,250	5,688,880
Kingfisher	418,668	2,615,344
†Lloyds Banking Group	4,108,940	4,892,313
Marks & Spencer Group	507,730	4,079,693
Rexam	387,039	3,016,039
Tesco	772,020	4,488,156
Vodafone Group ADR	169,110	5,949,290

		48,277,137

United States–29.85%
†Actavis	25,620	3,689,280
Allegheny Technologies	140,090	4,275,547
American Express	42,030	3,174,106
Amgen	42,500	4,757,450
Applied Materials	240,140	4,212,056
Baker Hughes	105,550	5,182,505
Bank of New York Mellon	76,700	2,315,573
†Brocade Communications Systems	173,770	1,398,849
Chesapeake Energy	79,460	2,056,425
Chevron	23,400	2,843,100
Cisco Systems	210,110	4,920,776
Citigroup	109,210	5,297,777
Comcast Special Class A	90,425	3,921,732
CVS Caremark	52,830	2,998,103
FedEx	9,480	1,081,763
†Forest Laboratories	109,390	4,680,798
†Gilead Sciences	57,820	3,633,409

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Halliburton	12,052	$580,304
ING US	130,610	3,815,118
†Isis Pharmaceuticals	35,260	1,323,660
JPMorgan Chase	106,470	5,503,434
Leidos Holdings	43,215	1,967,147
Macy’s	95,080	4,114,112
Medtronic	71,660	3,815,895
Merck	91,630	4,362,504
Microsoft	183,180	6,101,726
Morgan Stanley	143,920	3,878,644
†News Class A	117,150	1,881,429
Pfizer	166,290	4,774,186
Quest Diagnostics	21,020	1,298,826
†Salix Pharmaceuticals	57,780	3,864,326
†Science Applications International	24,694	833,432
†Sprint	112,803	700,507
Symantec	67,430	1,668,893
Target	55,010	3,519,540
Time Warner	15,413	1,014,330
Time Warner Cable	37,449	4,179,308
Twenty-First Century Fox Class A	50,400	1,688,400
United Parcel Service Class B	27,930	2,551,964
Walgreen	83,880	4,512,744

		128,389,678

Total Common Stock (Cost $280,791,667)		377,304,201

MONEY MARKET FUND–11.78%
Dreyfus Treasury & Agency Cash Management Fund	50,672,735	50,672,735

Total Money Market Fund (Cost $50,672,735)		50,672,735

TOTAL VALUE OF SECURITIES–99.52% (Cost $331,464,402)	427,976,936
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	2,079,877

NET ASSETS APPLICABLE TO 13,306,745 SHARES OUTSTANDING–100.00%	$430,056,813

Δ	Securities have been classified by country of origin.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†	Non-income producing for the period.

ADR–American Depositary Receipt

LVIP Templeton Growth RPM Fund–2

LVIP Templeton Growth RPM Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Templeton Growth RPM Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex- dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Templeton Growth RPM Fund–3

LVIP Templeton Growth RPM Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$332,833,101

Aggregate unrealized appreciation	$101,609,617
Aggregate unrealized depreciation	(6,465,782)

Net unrealized appreciation	$95,143,835

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $13,508,734 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1– inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2– other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3– inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

	Level 1	Level 2	Total
Common Stock.	$167,965,933	$209,338,268	$377,304,201
Money Market Fund	50,672,735	—	50,672,735

Total	$218,638,668	$209,338,268	$427,976,936

There were no Level 3 investments at the beginning or end of the period.

As a result of international fair value pricing at September 30, 2013, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

LVIP Templeton Growth RPM Fund–4

LVIP Templeton Growth RPM Fund

Notes (continued)

3. Derivatives

U.S.GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2013.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against market fluctuations in fair value caused by changes in prevailing market interest rates. In addtion, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “intial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures ontracts and the underlying securities and the possiblility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Templeton Growth RPM Fund–5

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (Unaudited)

September 30, 2013

	Number of Shares	Value (U.S. $)
COMMON STOCK–91.35%
Aerospace & Defense–4.53%
Precision Castparts	47,600	$10,816,624
United Technologies	78,000	8,409,960

		19,226,584

Beverages–1.16%
†Monster Beverage	94,300	4,927,175

		4,927,175

Biotechnology–4.86%
†Biogen Idec	34,000	8,185,840
†Gilead Sciences	180,200	11,323,768
†Quintiles Transnational Holdings	25,300	1,135,464

		20,645,072

Chemicals–1.78%
Sherwin-Williams	41,500	7,560,470

		7,560,470

Communications Equipment–2.40%
QUALCOMM	151,400	10,198,304

		10,198,304

Computers & Peripherals–6.06%
Apple	45,500	21,692,125
NetApp	94,600	4,031,852

		25,723,977

Consumer Finance–1.27%
Discover Financial Services	106,400	5,377,456

		5,377,456

Electrical Equipment–1.47%
AMETEK	135,300	6,226,506

		6,226,506

Energy Equipment & Services–2.40%
†FMC Technologies	63,800	3,535,796
Schlumberger	75,400	6,662,344

		10,198,140

Food Products–3.09%
†Hain Celestial Group	54,400	4,195,328
Kellogg	151,500	8,897,595

		13,092,923

Health Care Equipment & Supplies–2.19%
Cooper	39,200	5,083,848
†Intuitive Surgical	11,200	4,214,224

		9,298,072

Health Care Providers & Services–3.98%
Cardinal Health	104,800	5,465,320
†Catamaran	135,900	6,244,605
UnitedHealth Group	72,500	5,191,725

		16,901,650

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.10%
Las Vegas Sands	134,400	$8,926,848

		8,926,848

Household Durables–1.24%
†Mohawk Industries	40,400	5,262,100

		5,262,100

Industrial Conglomerates–1.66%
Danaher	101,400	7,029,048

		7,029,048

Insurance–0.67%
Progressive	104,000	2,831,920

		2,831,920

Internet & Catalog Retail–5.50%
†Amazon.com	33,300	10,410,912
†priceline.com	12,800	12,940,160

		23,351,072

Internet Software & Services–9.94%
†eBay	231,000	12,887,490
†Facebook Class A	245,000	12,308,800
†Google Class A	19,400	16,992,654

		42,188,944

IT Services–6.12%
MasterCard Class A	12,600	8,477,028
†Teradata	135,100	7,489,944
Visa Class A	52,400	10,013,640

		25,980,612

Machinery–1.34%
Cummins	42,700	5,673,549

		5,673,549

Media–2.35%
Comcast Class A	52,700	2,379,405
†Liberty Global Class A	55,500	4,403,925
Time Warner Cable	28,600	3,191,760

		9,975,090

Multiline Retail–1.88%
†Dollar General	141,200	7,972,152

		7,972,152

Oil, Gas & Consumable Fuels–2.39%
†Concho Resources	60,800	6,615,648
EOG Resources	20,900	3,537,952

		10,153,600

Personal Products–1.77%
Estee Lauder Class A	107,600	7,521,240

		7,521,240

LVIP UBS Large Cap Growth RPM Fund–1

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–1.93%
Allergan	72,600	$6,566,670
Zoetis	52,200	1,624,464

		8,191,134

Real Estate Management & Development–1.23%
†Realogy Holdings	121,100	5,209,722

		5,209,722

Road & Rail–1.38%
Union Pacific	37,700	5,856,318

		5,856,318

Software–5.12%
†salesforce.com	187,700	9,743,507
†ServiceNow	83,200	4,322,240
†VMware Class A	94,700	7,661,230

		21,726,977

Textiles, Apparel & Luxury Goods–7.69%
†lululemon athletica	102,000	7,455,180
†Michael Kors Holdings	135,600	10,104,912
NIKE Class B	141,300	10,264,032
Ralph Lauren	29,100	4,793,643

		32,617,767

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–1.85%
†Crown Castle International	107,700	$7,865,331

		7,865,331

Total Common Stock (Cost $303,395,928)		387,709,753

EXCHANGE-TRADED FUND–0.41%
iShares Russell 1000 Growth Index Fund	22,200	1,736,040

Total Exchange-Traded Fund (Cost $1,499,115)		1,736,040

MONEY MARKET FUND–8.12%
Dreyfus Treasury & Agency Cash Management Fund	34,484,026	34,484,026

Total Money Market Fund (Cost $34,484,026)		34,484,026

TOTAL VALUE OF SECURITIES–99.88% (Cost $339,379,069)	423,929,819
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	514,697

NET ASSETS APPLICABLE TO 15,653,743 SHARES OUTSTANDING–100.00%	$424,444,516

†	Non-income producing for the period.
«	Includes $808,500 cash pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
231	E-mini S&P 500 Index	$19,615,180	$19,338,165	12/21/13	$(277,015)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

LVIP UBS Large Cap Growth RPM Fund–2

LVIP UBS Large Cap Growth RPM Fund

Notes (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)—LVIP UBS Large Cap Growth RPM Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP UBS Large Cap Growth RPM Fund–3

LVIP UBS Large Cap Growth RPM Fund

Notes (continued)

2. Investments

At September 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$339,741,145

Aggregate unrealized appreciation	$89,893,027
Aggregate unrealized depreciation	(5,704,353)

Net unrealized appreciation	$84,188,674

For federal income tax purposes, at December 31, 2012, capital loss carryforwards of $21,546,610 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized ,due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2013:

Level 1
Common Stock	$387,709,753
Investment Companies	36,220,066

Total	$423,929,819

Futures Contracts	$(277,015)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or

LVIP UBS Large Cap Growth RPM Fund–4

LVIP UBS Large Cap Growth RPM Fund

Notes (continued)

3. Derivatives (continued)

loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2013.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to manage portfolio volatility. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP UBS Large Cap Growth RPM Fund–5

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust (Registrant)

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	November 20, 2013

By:	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:	November 20, 2013